UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

Bridge Builder Trust
12555 Manchester Road
Des Peres, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314)
515-3289
Date of fiscal year end: June 30
Date of reporting period: December 31, 2024

Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940 (17 CFR
270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS
The following is a copy of the Registrant’s semiannual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR
270.30e-1).

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Bond Fund	$6	0.12%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$18,045,774

Number of Portfolio Holdings*	4,905

Portfolio Turnover through the Reporting Period	53%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000261	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Plus Bond Fund	$7	0.14%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$37,049,232

Number of Portfolio Holdings*	5,132

Portfolio Turnover through the Reporting Period	212%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
^	A zero balance.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including
its
:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies
thirty days after your request is received.

Bridge Builder Mutual Funds BBT000262	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal Bond Fund	$6	0.12%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$15,952,054

Number of Portfolio Holdings*	4,784

Portfolio Turnover through the Reporting Period	18%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Robert W. Baird & Co. Incorporated (“Baird”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Baird.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semiannual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies
thirty
days after your request is received.

Bridge Builder Mutual Funds BBT000263	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Municipal High-Income Bond Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal High-Income Bond Fund	$9	0.17%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$3,714,081

Number of Portfolio Holdings*	2,787

Portfolio Turnover through the Reporting Period	13%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
Credit ratings shown are provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent NRSROs and are widely used. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). If there are multiple ratings for a security, the highest rating is used. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000264	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Growth Fund	$9	0.18%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$26,623,416

Number of Portfolio Holdings*	407

Portfolio Turnover through the Reporting Period	26%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current Prospectus dated October 28, 2024, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2025, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
The Fund’s classification under the Investment Company Act of 1940, as amended, changed from diversified to non-diversified and the Fund’s related fundamental investment policy was eliminated. As a result, the Fund modified its principal investment strategies to reflect that the Fund is now non-diversified, and the Fund added non-diversification risk as a principal risk.
I
n addition, as approved by the Trustees of the Bridge Builder Trust, T. Rowe Price Associates, Inc. (“T. Rowe Price”) was added as a new sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of T. Rowe Price.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the
prospectus
, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000265	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Value Fund	$11	0.22%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total net assets (000s)	$22,807,626

Number of portfolio holdings*	966

Portfolio Turnover through the Reporting Period	12%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000266	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Large Cap Fund	$12	0.23%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$5,368,985

Number of Portfolio Holdings*	386

Portfolio Turnover through the Reporting Period	16%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000267	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Growth Fund	$18	0.34%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$9,185,611

Number of Portfolio Holdings*	1,557

Portfolio Turnover through the Reporting Period	33%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000268	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Value Fund	$19	0.37%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$8,558,033

Number of Portfolio Holdings*	2,277

Portfolio Turnover through the Reporting Period	23%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000269	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Small/Mid Cap Fund	$20	0.39%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$2,099,488

Number of Portfolio Holdings*	1,127

Portfolio Turnover through the Reporting Period	24%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000270	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder International Equity Fund	$17	0.34%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$18,782,049

Number of Portfolio Holdings*	904

Portfolio Turnover through the Reporting Period	13%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000271	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

December 31, 2024

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed International Equity Fund	$19	0.39%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$1,787,494

Number of Portfolio Holdings*	479

Portfolio Turnover through the Reporting Period	30%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus dated October 28, 2024, and the Fund’s next prospectus, which we expect to be available October 28, 2025. at
www.bridgebuildermutualfunds.com/literature
or by contacting us at
1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Thompson, Siegel & Walmsley LLC (“TSW”) were each added as new sub-advisers to an allocated portion of the Fund, and T. Rowe Price Associates, Inc. (“T. Rowe Price”) was removed as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of JPMorgan and TSW and the removal of T. Rowe Price.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000272	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semiannual Financial Statements

December 31, 2024

(Unaudited)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 99.16%
Asset-Backed Obligations – 11.14%
Academic Loan Funding Trust 2013-1
5.48% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A (1)(2)	$322	$315
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B (1)	1,459	1,339
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	15,600	15,713
American Express Credit Account Master Trust
5.23%, 04/15/2029, Series 2024-1, Class A	16,493	16,745
5.24%, 04/15/2031, Series 2024-2, Class A	5,098	5,207
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A (1)	1,827	1,818
5.64%, 04/17/2052, Series 2015-SFR1, Class E (1)	3,900	3,894
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A (1)	1,609	1,594
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,507
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	31	31
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,919
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,923
Amortizing Residential Collateral Trust 2002-BC5
5.49% (1 Month Term SOFR + 1.15%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1 (2)	25	29
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B (1)	2,471	2,371
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1 (1)	7,734	7,565
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A (1)	3,487	3,404
1.86%, 11/17/2037, Series 2020-SFR4, Class C (1)	9,000	8,749
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2 (1)	3,950	3,539
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1 (1)	10,000	9,456
Anchorage Capital CLO 26 Ltd.
6.82% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1 (1)(2)	20,750	20,788
Anchorage Capital CLO 8 Ltd.
6.08% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A (1)(2)	15,500	15,501
Atlas Senior Loan Fund XXIII Ltd.
6.87% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1 (1)(2)	28,975	29,134
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A (1)	14,400	13,571
3.83%, 08/21/2028, Series 2022-1A, Class A (1)	17,300	16,880
5.23%, 12/20/2030, Series 2024-3A, Class A (1)	7,600	7,648
5.36%, 06/20/2030, Series 2024-1A, Class A (1)	12,003	12,169
5.57%, 10/20/2028, Series 2024-2A, Class B (1)	1,400	1,405
BA Credit Card Trust
4.93%, 05/15/2029, Series 2024-A1, Class A	6,480	6,543
Barings CLO Ltd. 2023-I
5.98% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A (1)(2)	22,150	22,167
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2 (1)	4,886	4,872
Battalion CLO X Ltd.
6.07% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2 (1)(2)	2,000	2,000
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2 (3)	86	74

The accompanying notes are an integral part of these financial statements.

1

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Bear Stearns Asset Backed Securities Trust 2003-2
5.95% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3 (2)	$1,310	$1,302
Bellemeade RE 2021-2 Ltd.
5.57% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2 (1)(2)	8,400	8,408
Bg Beta I Ltd.
6.28%, 07/16/2054, Series 2024-1, Class B-1 (1)	6,169	6,153
BMW Vehicle Lease Trust
4.21%, 02/25/2028, Series 2024-2, Class A4	3,033	2,999
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2 (1)	5,482	5,571
6.63%, 07/26/2032, Series 2023-CAR3, Class B (1)	2,012	2,042
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	5,403	5,463
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C (1)	6,084	5,876
Capital One Multi-Asset Execution Trust
4.42%, 05/15/2028, Series 2023-A1, Class A	7,300	7,301
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	2,388	2,431
Carlyle Global Market Strategies CLO 2015-5 Ltd.
5.72% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2032, Series 2015-5A, Class A1R3 (1)(2)	8,652	8,649
Carmax Auto Owner Trust 2021-1
0.53%, 10/15/2026, Series 2021-1, Class A4	2,627	2,609
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	4,123
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	795	789
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,260
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	984	973
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,755
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	2,223	2,196
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	4,063
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,935
CarMax Auto Owner Trust 2024-1
4.94%, 08/15/2029, Series 2024-1, Class A4	1,438	1,446
Carmax Auto Owner Trust 2024-3
4.89%, 07/16/2029, Series 2024-3, Class A3	3,509	3,529
CarMax Auto Owner Trust 2024-4
4.60%, 10/15/2029, Series 2024-4, Class A3	1,487	1,487
4.67%, 12/15/2027, Series 2024-4, Class A2A	4,925	4,933
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,892
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C (1)	6,625	6,697
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3 (1)	2,748	2,781
Carvana Auto Receivables Trust 2024-N2
5.67%, 09/10/2030, Series 2024-N2, Class B (1)	3,148	3,188
Carvana Auto Receivables Trust 2024-P4
4.62%, 02/10/2028, Series 2024-P4, Class A2	3,337	3,340
4.64%, 01/10/2030, Series 2024-P4, Class A3	3,186	3,179
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(4)	7,506	7,535
CFIN 2022-RTL1 Issuer LLC
4.73%, 02/16/2026, Series 2022-RTL1, Class AA (1)(3)	2,541	2,520

The accompanying notes are an integral part of these financial statements.

2

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3 (1)	$1,501	$1,487
Chase Funding Trust Series 2003-4
4.90%, 05/25/2033, Series 2003-4, Class 1A5 (3)	55	53
Chase Funding Trust Series 2003-6
4.87%, 11/25/2034, Series 2003-6, Class 1A5 (3)	67	65
4.87%, 11/25/2034, Series 2003-6, Class 1A7 (3)	115	111
Chase Issuance Trust
5.08%, 09/15/2030, Series 2023-A2, Class A	2,471	2,512
CIFC Funding 2021-V Ltd.
6.06% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A (1)(2)	10,000	9,998
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3 (1)	6,193	6,235
Continental Finance Credit Card ABS Master Trust
6.19%, 10/15/2030, Series 2022-A, Class A (1)	10,045	10,136
COOF Securitization Trust 2014-1 Ltd.
3.13%, 06/25/2040, Series 2014-1, Class A (1)(4)	209	14
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	620	612
3.16%, 10/15/2052, Series 2019-3, Class B (1)	2,250	2,038
3.27%, 10/15/2052, Series 2019-3, Class C (1)	5,862	5,238
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B (1)	6,314	5,324
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3 (3)	5	5
CPS Auto Receivables Trust 2022-C
5.28%, 04/15/2030, Series 2022-C, Class C (1)	6,000	6,013
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C (1)	9,500	9,826
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A (1)	10,000	10,091
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A (1)	5,800	5,902
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A (1)	8,875	9,010
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	9,300	9,524
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	13,334	13,647
Credit Acceptance Auto Loan Trust 2024-3
4.85%, 11/15/2034, Series 2024-3A, Class B (1)	6,285	6,184
CWABS Asset-Backed Certificates Trust 2005-10
4.13%, 02/25/2036, Series 2005-10, Class AF6 (4)	1	1
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5 (4)	4	4
CWABS, Inc. Asset-Backed Certificates Series 2004-1
5.01% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A (2)	1	1
5.20% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1 (2)	5	5
5.28% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2 (2)	1	1
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.23% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5 (2)	307	294
5.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1 (2)	4	4
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2 (1)	6,150	5,920
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	790	766
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A	5,403	5,439

The accompanying notes are an integral part of these financial statements.

3

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	$4,709	$4,620
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	3,544	3,615
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B (1)	2,184	2,185
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C (1)	8,785	8,857
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A (1)	1,215	1,219
Elmwood CLO II Ltd.
5.91% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2037, Series 2019-2A, Class A1RR (1)(2)	31,250	31,306
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2 (1)	7,315	7,378
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,594
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,332
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,468
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,951
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	10,080	10,168
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D	3,876	3,798
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A	9,800	9,943
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A (1)	17,933	17,484
2.67%, 10/19/2037, Series 2020-SFR2, Class E (1)	7,948	7,750
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A (1)	11,821	11,252
2.19%, 08/17/2038, Series 2021-SFR1, Class D (1)	7,500	7,117
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A (1)	10,743	10,527
5.20%, 05/19/2039, Series 2022-SFR1, Class D (1)	4,935	4,839
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D (1)	991	990
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D (1)	4,000	3,707
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2 (1)	361	361
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1 (1)	7,355	7,319
8.11%, 08/25/2044, Series 2024-PDP1 (1)	2,382	2,367
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A (1)(4)	10,900	10,048
3.85%, 10/25/2026, Series 2021-GT2, Class A (1)(4)	8,250	7,639
4.45%, 01/25/2026, Series 2020-GT1, Class A (1)(4)	9,700	9,301
6.19%, 04/25/2027, Series 2022-GT1, Class A (1)	8,210	8,125
6.50%, 03/26/2027, Series 2024-SAT1, Class A (1)(4)	12,840	12,756
Ford Credit Auto Lease Trust 2024-B
4.99%, 12/15/2027, Series 2024-B, Class A3	3,564	3,588
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	1,963	1,960
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B (1)	2,320	2,226

The accompanying notes are an integral part of these financial statements.

4

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B (1)	$2,150	$2,030
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	792	786
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,097
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	1,652	1,666
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A (1)	18,470	18,544
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A (1)	8,800	8,960
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3	5,097	5,046
4.11%, 07/15/2030, Series 2024-C, Class A4	6,808	6,690
Ford Credit Auto Owner Trust 2024-D
4.61%, 08/15/2029, Series 2024-D, Class A3	3,025	3,027
4.88%, 09/15/2030, Series 2024-D, Class B	3,092	3,092
Ford Credit Auto Owner Trust 2024-REV1
4.87%, 08/15/2036, Series 2024-1, Class A (1)(3)	5,881	5,891
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	10,300	10,049
4.30%, 09/15/2029, Series 2024-3, Class A1 (1)	12,825	12,692
4.92%, 05/15/2028, Series 2023-1, Class A1 (1)	20,850	20,950
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	1,865	1,921
9.10%, 06/15/2049, Series 2023-2A, Class D (1)	4,706	4,963
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B (1)	5,255	5,178
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D (1)	850	844
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M (4)	5	4
Generate CLO 8 Ltd.
5.92% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/20/2038, Series 8A, Class A1R2 (1)(2)	31,250	31,250
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1 (1)(3)	2,517	2,519
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D (1)	405	402
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D (1)	1,592	1,567
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D (1)	6,180	6,047
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C (1)	4,738	4,808
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C (1)	6,500	6,655
GLS Auto Receivables Issuer Trust 2024-3
5.53%, 02/18/2031, Series 2024-3A, Class D (1)	4,133	4,124
GM Financial Automobile Leasing Trust 2024-3
4.22%, 10/20/2028, Series 2024-3, Class A4	1,028	1,018
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,753
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,242
GM Financial Consumer Automobile Receivables Trust 2024-4
4.40%, 08/16/2029, Series 2024-4, Class A3	5,143	5,128
4.44%, 04/16/2030, Series 2024-4, Class A4	3,770	3,743

The accompanying notes are an integral part of these financial statements.

5

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B (1)	$500	$470
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A (1)	20,576	21,322
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A (1)	8,200	8,270
GMF Floorplan Owner Revolving Trust
4.68%, 11/15/2028, Series 2024-3A, Class A1 (1)	7,152	7,165
4.73%, 11/15/2029, Series 2024-4A, Class A1 (1)	5,493	5,496
5.06%, 03/15/2031, Series 2024-2A, Class A (1)	7,721	7,788
5.13%, 03/15/2029, Series 2024-1A, Class A1 (1)	21,762	21,979
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A (1)	558	503
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A (1)	1,561	1,396
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1 (1)	217	209
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A (1)	2,432	2,021
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A (1)	6,172	5,966
Greenwood Park CLO Ltd.
5.93% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2 (1)(2)	10,780	10,790
Grene Energy
12.50%, 01/25/2026	420	354
Harley-Davidson Motorcycle Trust 2021-A
0.53%, 09/15/2028, Series 2021-A, Class A4	2,384	2,380
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2 (1)	1,018	902
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A (1)	535	492
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1 (1)	224	200
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1 (1)	739	666
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2 (1)	1,465	1,327
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1 (1)	1,274	1,109
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A (1)	5,900	5,937
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A (1)	7,200	6,757
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A (1)	18,900	17,750
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B (1)	1,547	1,516
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B (1)	1,028	967
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	4,505	4,544
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A (1)	6,692	6,348
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	6,244	5,878
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	3,624	3,241
3.20%, 01/17/2041, Series 2021-3, Class E1 (1)	5,220	4,612

The accompanying notes are an integral part of these financial statements.

6

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	$683	$678
Honda Auto Receivables 2024-4 Owner Trust
4.35%, 12/16/2030, Series 2024-4, Class A4	2,801	2,778
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4 (1)	11,500	11,642
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4 (1)	2,099	2,107
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,379
Hyundai Auto Receivables Trust 2024-B
4.84%, 03/15/2029, Series 2024-B, Class A3	11,435	11,494
Hyundai Auto Receivables Trust 2024-C
4.44%, 01/15/2031, Series 2024-C, Class A4	3,600	3,571
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2 (1)	5,893	5,765
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1 (1)	4,246	4,257
Jonah Energy Abs II LLC
6.50%, 08/10/2039, Series 2024-1A, Class A1	9,715	9,667
KGS-Alpha SBA COOF Trust
0.57%, 05/25/2039, Series 2012-6, Class A (1)(4)	605	7
KGS-Alpha SBA COOF Trust 2012-2
1.15%, 08/25/2038, Series 2012-2, Class A (1)(4)	615	10
KGS-Alpha SBA COOF Trust 2014-2
2.89%, 04/25/2040, Series 2014-2, Class A (1)(4)	138	6
KKR CLO 11 Ltd.
6.10% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 1A, Class BR (1)(2)	4,192	4,197
LAD Auto Receivables Trust 2024-1
5.23%, 01/18/2028, Series 2024-1A, Class A3 (1)	3,554	3,569
LAD Auto Receivables Trust 2024-3
4.52%, 03/15/2029, Series 2024-3A, Class A3 (1)	2,803	2,790
4.60%, 12/17/2029, Series 2024-3A, Class A4 (1)	2,690	2,663
4.64%, 11/15/2027, Series 2024-3A, Class A2 (1)	3,692	3,693
Long Beach Mortgage Loan Trust 2004-1
5.20% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1 (2)	51	50
Long Beach Mortgage Loan Trust 2004-3
5.31% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1 (2)	23	22
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B (1)	5,700	5,319
Mercedes-Benz Auto Lease Trust 2024-B
4.23%, 02/15/2028, Series 2024-B, Class A3	4,128	4,109
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (3)	6,052	6,063
MidOcean Credit CLO III
6.00% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R (1)(2)	3,897	3,897
MidOcean Credit CLO IX
6.03% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1 (1)(2)	1,537	1,537
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1 (1)	282	282
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5 (1)	7,200	7,015
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3 (1)	16,250	16,517
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)	1,260	1,229
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	1,804	1,699

The accompanying notes are an integral part of these financial statements.

7

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A (1)	$6,986	$6,167
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX (1)	5,819	5,407
New Century Home Equity Loan Trust Series 2003-5
4.87%, 11/25/2033, Series 2003-5, Class AI6 (3)	75	72
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A (1)(4)	1,031	985
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D (1)	5,000	4,712
NGC 2024-I Ltd.
6.90% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1 (1)(2)	29,750	29,959
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,830
Nissan Auto Receivables 2024-B Owner Trust
4.35%, 09/15/2031, Series 2024-B, Class A4	2,897	2,872
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A (1)	5,721	5,518
3.23%, 05/25/2026, Series 2021-FNT2, Class A (1)	3,435	3,329
3.47%, 11/25/2026, Series 2021-GNT1, Class A (1)	3,604	3,397
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A (1)	2,608	2,565
Oaktown Re VII Ltd.
6.17% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A (1)(2)	979	979
OCP CLO 2015-9 Ltd.
5.90% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2 (1)(2)	15,000	15,011
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B (1)	391	388
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B (1)	4,100	4,138
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A (1)	5,794	5,762
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B (1)	10,300	9,957
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A (1)	12,500	12,630
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	6,480	6,679
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A (1)	9,400	9,028
OneMain Financial Issuance Trust 2021-1
5.36% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2 (1)(2)	10,342	10,364
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1 (1)	16,600	16,933
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A (1)	3,421	3,311
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A (1)	5,532	5,524
Oportun Issuance Trust 2024-1
6.55%, 04/08/2031, Series 2024-1A, Class B (1)	3,794	3,813
Option One Mortgage Loan Trust 2004-3
5.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4 (2)	1,466	1,470
OZLM XXII Ltd.
5.98% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1 (1)(2)	2,637	2,640
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,530
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A (1)	3,200	2,984

The accompanying notes are an integral part of these financial statements.

8

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Palmer Square CLO 2014-1 Ltd.
6.04% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2 (1)(2)	$343	$343
Park Avenue Institutional Advisers CLO Ltd. 2018-1
5.88% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR (1)(2)	7,573	7,571
Pennsylvania Higher Education Assistance Agency
5.21% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A (1)(2)	4,224	4,180
PNMAC GMSR Issuer Trust 2022-GT1
8.82% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A (1)(2)	9,425	9,551
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3 (1)	3,707	3,699
PRET 2021-RN4 LLC
5.49%, 10/25/2051, Series 2021-RN4, Class A1 (1)(4)	11,443	11,437
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1 (1)(3)	2,834	2,810
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C (1)	3,500	3,397
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1 (1)	5,000	4,833
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)	6,250	6,077
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	5,400	4,844
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1 (1)	11,100	10,067
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D (1)	3,000	2,879
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1 (1)	9,025	8,750
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A (1)	19,957	18,524
PRPM 2021-5 LLC
4.79%, 06/25/2026, Series 2021-5, Class A1 (1)(3)	1,826	1,817
PRPM 2021-9 LLC
5.36%, 10/25/2026, Series 2021-9, Class A1 (1)(3)	1,121	1,118
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1 (1)(3)	1,763	1,768
Regatta XII Funding Ltd.
6.05% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2019-1A, Class ARR (1)(2)	28,000	28,052
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B (1)	2,590	2,575
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A (1)	875	866
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3 (3)	299	74
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A (1)	735	669
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	3,716	3,679
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	1,790	1,787
Santander Drive Auto Receivables Trust 2022-6
5.69%, 02/18/2031, Series 2022-6, Class D	10,600	10,736
Santander Drive Auto Receivables Trust 2023-1
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,308
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,574
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	7,302	7,349
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,478

The accompanying notes are an integral part of these financial statements.

9

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	$2,500	$2,544
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,031
Santander Drive Auto Receivables Trust 2024-3
5.63%, 01/16/2029, Series 2024-3, Class A3	6,273	6,351
5.97%, 10/15/2031, Series 2024-3, Class D	11,480	11,672
Santander Drive Auto Receivables Trust 2024-4
4.95%, 04/15/2030, Series 2024-4, Class C	7,500	7,473
Santander Drive Auto Receivables Trust 2024-5
4.62%, 11/15/2028, Series 2024-5, Class A3	2,242	2,239
4.88%, 09/15/2027, Series 2024-5, Class A2	5,390	5,399
SBNA Auto Lease Trust 2024-B
5.55%, 12/20/2028, Series 2024-B, Class A4 (1)	2,995	3,042
5.56%, 11/22/2027, Series 2024-B, Class A3 (1)	3,251	3,291
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3 (1)	3,137	3,136
4.94%, 11/20/2026, Series 2024-C, Class A2 (1)	2,802	2,806
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D (1)	3,600	3,560
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3 (1)	5,000	5,140
7.00%, 08/22/2033, Series 2023-1A, Class D (1)	8,558	8,713
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.83%, 01/25/2036, Series 2006-CB1, Class AF2 (3)	40	33
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B (1)	1,200	1,224
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,550	1,585
SFS Auto Receivables Securitization Trust 2024-2
5.33%, 11/20/2029, Series 2024-2A, Class A3 (1)	3,359	3,392
SFS Auto Receivables Securitization Trust 2024-3
4.55%, 06/20/2030, Series 2024-3A, Class A3 (1)	4,230	4,224
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A (1)	478	471
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	1,166	1,130
Sixth Street CLO XVI Ltd.
6.41% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R (1)(2)	20,250	20,398
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX (1)	1,039	1,027
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX (1)	441	438
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX (1)	2,237	2,134
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX (1)	3,053	2,905
Sound Point CLO II Ltd.
5.95% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R (1)(2)	4,271	4,271
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	1	1
3.45%, 02/25/2032, Series 2002-AL1, Class A3	13	3
Synchrony Card Funding LLC
4.93%, 07/15/2030, Series 2024-A2, Class A	6,022	6,061
5.54%, 07/15/2029, Series 2023-A1, Class A	10,658	10,806
TCW CLO 2020-1 Ltd.
0.00% (3 Month Term SOFR + 1.05%), 04/20/2034, Series 2020-1A, Class A1R3 (1)(2)(5)	19,250	19,250
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4 (1)	1,733	1,754

The accompanying notes are an integral part of these financial statements.

10

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	$12,954	$12,982
5.17%, 04/01/2041	10,028	9,875
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A (1)	886	886
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A (1)(4)	2,663	2,711
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1 (1)(4)	1,863	1,807
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A (1)(4)	486	488
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1 (1)(4)	6,080	6,133
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)	6,608	6,545
Towd Point Mortgage Trust 2024-CES5
5.17%, 09/25/2064, Series 2024-CES5, Class A1 (1)(4)	5,963	5,911
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,641	1,618
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	831
Toyota Lease Owner Trust 2024-A
5.26%, 06/20/2028, Series 2024-A, Class A4 (1)	5,800	5,858
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027, Series 2024-B, Class A3 (1)	7,898	7,853
Trinitas CLO XXII Ltd.
6.47% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1 (1)(2)	14,000	14,071
Trinitas CLO XXVI Ltd.
6.31% (3 Month Term SOFR + 1.69%, 1.69% Floor), 01/20/2035, Series 2023-26A, Class A1 (1)(2)	18,500	18,535
Venture 32 CLO Ltd.
5.99% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1 (1)(2)	6,284	6,282
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A	6,353	6,292
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,696
4.62%, 11/20/2030, Series 2024-8, Class A1A	15,652	15,637
5.00%, 12/20/2028, Series 2024-1, Class A1A	5,987	6,018
VM Debt
7.46%, 07/18/2027, Series 2019-1 (1)	14,996	14,291
Volkswagen Auto Lease Trust 2024-A
5.21%, 06/21/2027, Series 2024-A, Class A3	2,707	2,732
VOLT CII LLC
4.87%, 08/25/2051, Series 2021-NP11, Class A1 (1)(3)	2,793	2,789
VOLT CV LLC
5.49%, 11/27/2051, Series 2021-CF2, Class A1 (1)(3)	6,052	6,029
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1 (1)(3)	1,202	1,201
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1 (1)(3)	3,444	3,442
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1 (1)(3)	3,886	3,882
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1 (1)(3)	1,705	1,705
VOLT XCV LLC
5.24%, 03/27/2051, Series 2021-NPL4, Class A1 (1)(3)	1,357	1,355
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1 (1)(3)	3,573	3,572
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1 (1)(3)	4,182	4,185

The accompanying notes are an integral part of these financial statements.

11

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 11.14% – (continued)
Voya CLO 2019-3 Ltd.
5.99% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR (1)(2)	$20,000	$20,017
Wellfleet CLO 2020-1 Ltd.
5.86% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2033, Series 2020-1A, Class A1AR (1)(2)	24,000	23,993
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B (1)	5,671	5,708
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D (1)	3,500	3,518
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3 (1)	3,805	3,810
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	3,345	3,430
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	7,312	7,502
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C (1)	7,800	7,920
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3 (1)	6,337	6,335
WF Card Issuance Trust
4.29%, 10/15/2029, Series 2024-A2, Class A	12,587	12,502
4.94%, 02/15/2029, Series 2024-A1, Class A	6,923	6,989
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A (1)	10,411	10,476
World Omni Auto Receivables Trust 2023-D
5.79%, 02/15/2029, Series 2023-D, Class A3	2,600	2,646
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,475
World Omni Automobile Lease Securitization Trust 2024-A
5.25%, 09/17/2029, Series 2024-A, Class A4	3,640	3,681
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,292
Zais CLO 7 Ltd.
6.21% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A (1)(2)	581	581

Total Asset-Backed Obligations (Cost: $2,023,173)		2,010,955

Corporate Bonds – 28.61%
Basic Materials – 0.87%
Albemarle Corp.
5.45%, 12/01/2044	600	535
Anglo American Capital Plc
4.75%, 04/10/2027 (1)	5,500	5,455
5.63%, 04/01/2030 (1)	4,300	4,353
5.75%, 04/05/2034 (1)	16,363	16,463
ArcelorMittal SA
6.35%, 06/17/2054	2,409	2,380
6.75%, 03/01/2041	3,462	3,562
Barrick Gold Corp.
6.45%, 10/15/2035	203	218
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,586
5.38%, 03/15/2044	2,040	1,896
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	3,820	3,654
6.44%, 01/26/2036 (1)	2,076	2,115
Dow Chemical Co.
4.55%, 11/30/2025	437	436

The accompanying notes are an integral part of these financial statements.

12

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Basic Materials – 0.87% – (continued)
DuPont de Nemours, Inc.
4.73%, 11/15/2028	$6,860	$6,829
5.32%, 11/15/2038	3,425	3,435
5.42%, 11/15/2048	665	661
Freeport Indonesia PT
4.76%, 04/14/2027 (1)	660	651
5.32%, 04/14/2032 (1)	3,283	3,197
Glencore Funding LLC
2.63%, 09/23/2031 (1)	4,000	3,374
3.88%, 10/27/2027 (1)	875	850
3.88%, 04/27/2051 (1)	1,000	717
4.00%, 03/27/2027 (1)	6,300	6,177
5.34%, 04/04/2027 (1)	7,073	7,134
5.63%, 04/04/2034 (1)	2,450	2,439
5.70%, 05/08/2033 (1)	1,700	1,717
6.38%, 10/06/2030 (1)	2,512	2,638
6.50%, 10/06/2033 (1)	7,000	7,426
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025 (1)	5,657	5,640
5.45%, 05/15/2030 (1)	3,713	3,694
6.53%, 11/15/2028 (1)	4,448	4,618
LYB International Finance BV
4.88%, 03/15/2044	300	258
5.25%, 07/15/2043	610	554
LYB International Finance III LLC
1.25%, 10/01/2025	692	674
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034	18,262	18,171
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,735
4.20%, 04/01/2029	420	407
5.25%, 01/15/2045	1,444	1,326
OCP SA
6.75%, 05/02/2034 (1)	5,033	5,134
Reliance, Inc.
2.15%, 08/15/2030	3,100	2,645
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	55
Samarco Mineracao SA
9.00%, 06/30/2031 (1)(6)	622	607
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,493
Union Carbide Corp.
7.75%, 10/01/2096	681	793
Vale Overseas Ltd.
6.13%, 06/12/2033	9,831	9,954
6.40%, 06/28/2054	1,308	1,286
6.88%, 11/21/2036	5,167	5,501
6.88%, 11/10/2039	2,107	2,236
8.25%, 01/17/2034	984	1,155

Total Basic Materials		157,834

Communications – 2.12%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,501
3.95%, 04/13/2052	4,000	3,154
AT&T, Inc.
1.65%, 02/01/2028	525	477

The accompanying notes are an integral part of these financial statements.

13

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.12% – (continued)
2.25%, 02/01/2032	$3,510	$2,902
2.55%, 12/01/2033	7,636	6,151
2.75%, 06/01/2031	2,315	2,014
3.50%, 06/01/2041	1,353	1,037
3.50%, 09/15/2053	16,032	10,795
3.55%, 09/15/2055	10,545	7,092
3.65%, 06/01/2051	1,565	1,105
3.65%, 09/15/2059	1,685	1,116
3.80%, 12/01/2057	987	681
4.50%, 05/15/2035	7,570	7,001
4.65%, 06/01/2044	2,145	1,821
5.40%, 02/15/2034	16,455	16,521
6.00%, 08/15/2040	2,275	2,312
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	2,915
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,057
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	13,115	8,987
3.50%, 03/01/2042	8,745	5,942
3.70%, 04/01/2051	2,580	1,612
3.90%, 06/01/2052	1,753	1,128
4.91%, 07/23/2025	2,305	2,302
5.05%, 03/30/2029	2,000	1,957
5.25%, 04/01/2053	1,107	893
5.38%, 04/01/2038	835	743
5.75%, 04/01/2048	1,603	1,370
6.38%, 10/23/2035	4,000	3,993
6.55%, 06/01/2034	6,000	6,137
6.83%, 10/23/2055	690	671
Comcast Corp.
2.89%, 11/01/2051	2,519	1,515
2.94%, 11/01/2056	845	492
2.99%, 11/01/2063	2,980	1,682
3.25%, 11/01/2039	3,295	2,497
3.75%, 04/01/2040	2,195	1,766
3.90%, 03/01/2038	455	383
3.97%, 11/01/2047	154	117
4.00%, 11/01/2049	638	482
4.05%, 11/01/2052	156	117
4.20%, 08/15/2034	555	508
4.25%, 01/15/2033	3,107	2,899
5.35%, 05/15/2053	7,275	6,734
5.65%, 06/01/2054	2,513	2,429
Corning, Inc.
3.90%, 11/15/2049	960	719
Cox Communications, Inc.
2.60%, 06/15/2031 (1)	15,920	13,414
2.95%, 10/01/2050 (1)	1,275	740
3.35%, 09/15/2026 (1)	369	360
3.50%, 08/15/2027 (1)	8,245	7,971
3.60%, 06/15/2051 (1)	1,250	821
3.85%, 02/01/2025 (1)	1,250	1,249
4.80%, 02/01/2035 (1)	6,000	5,476
Crown Castle Towers LLC
3.66%, 05/15/2025 (1)	955	950
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	49	57

The accompanying notes are an integral part of these financial statements.

14

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.12% – (continued)
Discovery Communications LLC
3.63%, 05/15/2030	$1,650	$1,468
eBay, Inc.
2.60%, 05/10/2031	8,000	6,895
Grupo Televisa SAB
6.13%, 01/31/2046	220	185
Meta Platforms, Inc.
4.75%, 08/15/2034	739	719
5.40%, 08/15/2054	5,404	5,233
5.55%, 08/15/2064	1,984	1,934
5.60%, 05/15/2053	3,065	3,064
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031 (1)	15,025	12,984
Netflix, Inc.
5.38%, 11/15/2029 (1)	7,143	7,281
Ooredoo International Finance Ltd.
4.63%, 10/10/2034 (1)	4,979	4,757
Optics Bidco SpA
7.20%, 07/18/2036 (1)	1,231	1,257
Paramount Global
5.85%, 09/01/2043	889	773
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,182
5.30%, 02/15/2034	12,145	11,837
Sprint Capital Corp.
6.88%, 11/15/2028	6,194	6,575
Telecom Italia Capital SA
7.20%, 07/18/2036	413	415
Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,180
4.90%, 03/06/2048	4,575	3,877
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	595
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,783
5.88%, 11/15/2040	1,275	1,141
6.55%, 05/01/2037	375	363
6.75%, 06/15/2039	539	528
7.30%, 07/01/2038	1,253	1,275
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,640
3.40%, 10/15/2052	2,140	1,428
3.60%, 11/15/2060	3,920	2,587
3.88%, 04/15/2030	44,285	41,672
4.50%, 04/15/2050	1,023	839
4.85%, 01/15/2029	2,470	2,456
5.05%, 07/15/2033	3,360	3,290
5.15%, 04/15/2034	1,947	1,916
5.65%, 01/15/2053	1,000	968
Uber Technologies, Inc.
4.80%, 09/15/2034	7,620	7,293
Verizon Communications, Inc.
1.68%, 10/30/2030	765	636
2.36%, 03/15/2032	26,930	22,333
2.55%, 03/21/2031	11,145	9,598
2.65%, 11/20/2040	2,329	1,592

The accompanying notes are an integral part of these financial statements.

15

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.12% – (continued)
3.15%, 03/22/2030	$515	$472
3.40%, 03/22/2041	1,500	1,134
3.70%, 03/22/2061	3,000	2,034
4.02%, 12/03/2029	197	189
4.27%, 01/15/2036	2,311	2,078
4.33%, 09/21/2028	16,560	16,220
4.40%, 11/01/2034	2,500	2,316
4.78%, 02/15/2035 (1)	1,097	1,044
4.81%, 03/15/2039	7,941	7,328
Vodafone Group Plc
5.63%, 02/10/2053	475	451
6.15%, 02/27/2037	1,631	1,712

Total Communications		382,301

Consumer, Cyclical – 1.32%
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025 (1)	1,080	1,075
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027 (1)	517	503
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027 (1)	841	806
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030 (1)	2,046	1,876
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030 (1)	3,960	3,663
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	241	235
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	5,370	5,128
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	424	410
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	755	707
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	957	904
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	937	874
American Honda Finance Corp.
4.85%, 10/23/2031	5,936	5,808
Aptiv Swiss Holdings Ltd.
5.15%, 09/13/2034	7,495	7,084
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,266
BorgWarner, Inc.
4.95%, 08/15/2029	3,000	2,983
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031 (1)	1,534	1,440
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)	720	689
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)	1,219	1,117
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041 (1)	703	523
CK Hutchison International 24 II Ltd.
4.38%, 03/13/2030 (1)	3,891	3,777
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,157	1,065

The accompanying notes are an integral part of these financial statements.

16

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.32% – (continued)
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	$6,720	$6,018
4.00%, 11/13/2030	4,720	4,252
4.13%, 08/17/2027	750	725
5.13%, 11/05/2026	1,265	1,263
5.80%, 03/08/2029	10,735	10,739
6.80%, 11/07/2028	435	451
7.35%, 03/06/2030	1,265	1,340
General Motors Co.
5.00%, 04/01/2035	9,215	8,649
6.60%, 04/01/2036	685	719
General Motors Financial Co., Inc.
1.25%, 01/08/2026	2,126	2,048
2.35%, 01/08/2031	1,707	1,428
2.40%, 10/15/2028	4,160	3,771
2.70%, 06/10/2031	3,430	2,906
3.80%, 04/07/2025	1,785	1,779
4.30%, 07/13/2025	1,765	1,760
5.40%, 05/08/2027	1,855	1,874
5.45%, 09/06/2034	1,605	1,558
5.75%, 02/08/2031	1,170	1,185
Home Depot, Inc.
3.63%, 04/15/2052	2,600	1,887
4.40%, 03/15/2045	268	229
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,406
Hyundai Capital America
1.30%, 01/08/2026 (1)	1,005	970
1.50%, 06/15/2026 (1)	2,215	2,109
1.80%, 10/15/2025 (1)	1,190	1,160
1.80%, 01/10/2028 (1)	2,170	1,966
2.38%, 10/15/2027 (1)	1,200	1,119
3.00%, 02/10/2027 (1)	675	648
4.55%, 09/26/2029 (1)	2,100	2,038
4.88%, 11/01/2027 (1)	5,211	5,198
5.35%, 03/19/2029 (1)	2,539	2,552
5.68%, 06/26/2028 (1)	5,000	5,073
6.10%, 09/21/2028 (1)	8,681	8,931
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,044	1,061
Kia Corp.
1.75%, 10/16/2026 (1)	1,620	1,532
Lear Corp.
2.60%, 01/15/2032	1,225	1,021
Marriott International, Inc.
4.90%, 04/15/2029	809	807
McDonald’s Corp.
4.45%, 03/01/2047	360	302
4.70%, 12/09/2035	216	206
6.30%, 10/15/2037	394	424
Mercedes-Benz Finance North America LLC
4.90%, 11/15/2027 (1)	5,420	5,411
5.10%, 11/15/2029 (1)	5,253	5,236
Nissan Motor Co. Ltd.
4.81%, 09/17/2030 (1)	3,804	3,575
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	778
4.70%, 06/15/2032	3,150	3,043

The accompanying notes are an integral part of these financial statements.

17

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.32% – (continued)
Sands China Ltd.
5.40%, 08/08/2028	$249	$246
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031 (1)	2,008	1,648
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	15,955
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,243	2,231
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	541	535
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,119	1,050
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,039	4,776
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,105	1,084
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	1,935	1,761
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,161	1,084
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,281	1,261
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,744	2,504
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,427	2,266
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	702	692
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,568	1,459
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,794	1,712
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,272	2,008
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 02/15/2037	2,415	2,418
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (1)	897	810
3.20%, 09/26/2026 (1)	10,109	9,774
4.35%, 06/08/2027 (1)	12,500	12,247
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	6,000	5,287
5.05%, 03/15/2042	6,412	5,148
5.14%, 03/15/2052	9,463	7,031

Total Consumer, Cyclical		239,067

Consumer, Non-cyclical – 3.01%
AbbVie, Inc.
4.05%, 11/21/2039	8,792	7,511
4.25%, 11/21/2049	741	602
4.40%, 11/06/2042	1,700	1,471
4.45%, 05/14/2046	425	361
4.55%, 03/15/2035	6,025	5,665
4.70%, 05/14/2045	3,255	2,872
5.05%, 03/15/2034	4,510	4,456
5.40%, 03/15/2054	7,799	7,507
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,413

The accompanying notes are an integral part of these financial statements.

18

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.01% – (continued)
4.75%, 03/15/2044	$1,800	$1,490
6.75%, 12/15/2037	341	360
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,676
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,164
3.40%, 05/06/2030	3,367	3,089
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,032
2.80%, 08/15/2041	490	341
3.00%, 01/15/2052	2,500	1,577
3.15%, 02/21/2040	2,000	1,490
4.66%, 06/15/2051	1,225	1,026
5.60%, 03/02/2043	3,829	3,722
5.65%, 03/02/2053	4,146	3,992
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	7,057	6,694
4.90%, 02/01/2046	5,555	5,052
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	2,735	2,542
5.45%, 01/23/2039	1,200	1,203
Ascension Health
3.11%, 11/15/2039	2,670	2,021
Ashtead Capital, Inc.
5.80%, 04/15/2034 (1)	5,000	5,004
AstraZeneca Plc
4.00%, 09/18/2042	540	447
6.45%, 09/15/2037	500	548
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,606
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,837
2.73%, 03/25/2031	6,820	5,885
3.56%, 08/15/2027	952	921
4.39%, 08/15/2037	10,160	8,765
4.54%, 08/15/2047	3,933	3,102
4.76%, 09/06/2049	2,095	1,696
Baxalta, Inc.
5.25%, 06/23/2045	50	46
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (1)	3,755	2,712
5.38%, 01/09/2036 (1)	535	516
6.05%, 01/15/2029 (1)	238	243
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,148
Boston Scientific Corp.
4.55%, 03/01/2039	356	325
6.50%, 11/15/2035	845	930
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	1,704	1,241
4.13%, 06/15/2039	1,512	1,305
4.55%, 02/20/2048	1,374	1,167
5.55%, 02/22/2054	268	260
5.65%, 02/22/2064	2,455	2,363
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,371
4.20%, 09/17/2029	2,812	2,729
4.65%, 09/17/2034	2,895	2,733

The accompanying notes are an integral part of these financial statements.

19

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.01% – (continued)
Cencora, Inc.
5.15%, 02/15/2035	$4,835	$4,713
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,333
Children’s Hospital
2.93%, 07/15/2050	1,340	841
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	777
Cigna Group
3.25%, 04/15/2025	970	965
4.38%, 10/15/2028	15,325	15,022
4.80%, 07/15/2046	218	186
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,178
2.75%, 01/22/2030	619	554
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,259
2.78%, 10/01/2030	5,925	5,245
3.91%, 10/01/2050	1,265	931
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,593
7.00%, 10/01/2028	3,250	3,444
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620	3,235
4.50%, 05/09/2047	180	150
4.75%, 05/09/2032	400	385
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,068
CVS Health Corp.
4.78%, 03/25/2038	8,370	7,237
4.88%, 07/20/2035	500	454
5.00%, 01/30/2029	783	772
5.05%, 03/25/2048	5,000	4,123
5.25%, 02/21/2033	3,100	2,972
5.88%, 06/01/2053	1,034	949
6.00%, 06/01/2044	1,942	1,836
6.05%, 06/01/2054	1,550	1,454
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)	548	546
5.93%, 01/10/2034 (1)	426	422
7.51%, 01/10/2032 (1)	591	622
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031 (1)	592	637
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)	693	642
Dentsply Sirona, Inc.
3.25%, 06/01/2030	3,000	2,650
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	336
Element Fleet Management Corp.
6.27%, 06/26/2026 (1)	7,530	7,658
6.32%, 12/04/2028 (1)	2,390	2,491
Elevance Health, Inc.
4.10%, 03/01/2028	920	899
4.38%, 12/01/2047	4,500	3,627
4.63%, 05/15/2042	400	345
4.65%, 01/15/2043	391	339
4.65%, 08/15/2044	395	339
5.70%, 02/15/2055	6,179	5,957

The accompanying notes are an integral part of these financial statements.

20

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.01% – (continued)
Eli Lilly & Co.
5.00%, 02/09/2054	$2,010	$1,847
ERAC USA Finance LLC
4.50%, 02/15/2045 (1)	300	257
5.63%, 03/15/2042 (1)	357	355
Experian Finance Plc
2.75%, 03/08/2030 (1)	9,240	8,280
Ford Foundation
2.82%, 06/01/2070	790	444
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031 (1)	8,000	6,699
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,903
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,422
2.60%, 10/01/2040	1,855	1,283
4.60%, 09/01/2035	4,225	3,987
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,436
5.30%, 08/15/2029	964	966
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	4,500	3,719
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,616
2.88%, 09/01/2050	2,000	1,255
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,694
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,341
HCA, Inc.
3.50%, 07/15/2051	116	75
3.63%, 03/15/2032	3,500	3,085
4.50%, 02/15/2027	7,000	6,934
5.13%, 06/15/2039	1,715	1,563
5.50%, 06/15/2047	1,955	1,775
5.88%, 02/01/2029	4,000	4,083
5.95%, 09/15/2054	1,300	1,236
6.10%, 04/01/2064	6,000	5,724
Icon Investments Six DAC
5.85%, 05/08/2029	6,925	7,057
J M Smucker Co.
6.20%, 11/15/2033	1,225	1,292
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	7,450	6,202
3.75%, 12/01/2031	2,700	2,396
5.75%, 04/01/2033	7,500	7,466
6.75%, 03/15/2034	3,176	3,358
7.25%, 11/15/2053	2,470	2,721
Johnson & Johnson
5.25%, 06/01/2054	5,206	5,084
Kellanova
5.25%, 03/01/2033	2,385	2,383
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,157
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031 (1)	7,500	6,356
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,113	4,949
4.63%, 10/01/2039	2,357	2,109

The accompanying notes are an integral part of these financial statements.

21

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.01% – (continued)
Kroger Co.
4.45%, 02/01/2047	$1,600	$1,317
5.00%, 09/15/2034	6,090	5,898
5.40%, 07/15/2040	95	91
5.50%, 09/15/2054	780	735
5.65%, 09/15/2064	3,389	3,180
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	1,987
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,034
4.68%, 07/01/2114	1,645	1,386
Memorial Health Services
3.45%, 11/01/2049	3,040	2,160
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	858
2.90%, 12/10/2061	1,485	852
4.00%, 03/07/2049	1,340	1,049
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,206
Mount Sinai Hospital
3.98%, 07/01/2048	999	724
Mylan, Inc.
5.20%, 04/15/2048	2,483	2,052
5.40%, 11/29/2043	2,625	2,349
MyMichigan Health
3.41%, 06/01/2050	3,480	2,421
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	564
Novartis Capital Corp.
4.20%, 09/18/2034	12,229	11,377
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	850
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,085
Pepperdine University
3.30%, 12/01/2059	1,440	889
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	2,027	1,903
5.30%, 05/19/2053	10,801	10,113
Philip Morris International, Inc.
5.13%, 02/13/2031	9,615	9,616
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,353
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,031
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	865	834
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,453
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,330
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,311
Reynolds American, Inc.
4.45%, 06/12/2025	3,100	3,091
5.70%, 08/15/2035	3,025	3,034
Roche Holdings, Inc.
4.59%, 09/09/2034 (1)	4,875	4,673
5.59%, 11/13/2033 (1)	7,570	7,824

The accompanying notes are an integral part of these financial statements.

22

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.01% – (continued)
Royalty Pharma Plc
1.20%, 09/02/2025	$874	$852
2.15%, 09/02/2031	1,291	1,058
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,848
Solventum Corp.
5.60%, 03/23/2034 (1)	18,335	18,244
Sysco Corp.
5.95%, 04/01/2030	5,000	5,208
6.60%, 04/01/2050	1,000	1,096
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,664
3.18%, 07/09/2050	3,788	2,454
5.65%, 07/05/2044	881	866
Texas Health Resources
2.33%, 11/15/2050	970	549
4.33%, 11/15/2055	1,000	817
The Campbell’s Co.
2.38%, 04/24/2030	895	785
3.13%, 04/24/2050	494	318
Trustees of Columbia University in the City of New York
4.36%, 10/01/2035	5,010	4,726
Tyson Foods, Inc.
5.70%, 03/15/2034	2,110	2,138
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	921
3.50%, 08/15/2039	1,675	1,325
4.75%, 05/15/2052	7,015	6,010
5.05%, 04/15/2053	7,745	6,974
5.63%, 07/15/2054	11,038	10,715
5.88%, 02/15/2053	1,495	1,499
University of Chicago
2.76%, 04/01/2045	1,575	1,196
University of Miami
4.06%, 04/01/2052	1,280	1,022
University of Southern California
3.23%, 10/01/2120	1,370	787
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	2,877	2,422
Verisk Analytics, Inc.
4.00%, 06/15/2025	1,035	1,031
5.75%, 04/01/2033	2,280	2,343
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,306
3.85%, 06/22/2040	3,625	2,718
4.00%, 06/22/2050	4,880	3,325
Viterra Finance BV
3.20%, 04/21/2031 (1)	10,250	8,947
5.25%, 04/21/2032 (1)	5,295	5,167
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	880
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,368

Total Consumer, Non-cyclical		543,133

Energy – 3.52%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (1)	3,131	2,754

The accompanying notes are an integral part of these financial statements.

23

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.52% – (continued)
Adnoc Murban Rsc Ltd.
4.25%, 09/11/2029 (1)	$14,197	$13,710
5.13%, 09/11/2054 (1)	3,943	3,559
Aker BP ASA
3.10%, 07/15/2031 (1)	2,730	2,358
3.75%, 01/15/2030 (1)	9,522	8,845
5.13%, 10/01/2034 (1)	1,950	1,831
5.60%, 06/13/2028 (1)	3,380	3,427
5.80%, 10/01/2054 (1)	700	634
6.00%, 06/13/2033 (1)	19,565	19,649
Antero Resources Corp.
5.38%, 03/01/2030 (1)	4,275	4,131
Apache Corp.
5.10%, 09/01/2040	7,730	6,736
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,368
5.95%, 06/01/2026	3,000	3,036
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,436
4.89%, 09/11/2033	2,000	1,935
5.23%, 11/17/2034	6,280	6,185
Canadian Natural Resources Ltd.
3.90%, 02/01/2025	5,178	5,171
5.00%, 12/15/2029 (1)	10,987	10,865
5.40%, 12/15/2034 (1)	3,942	3,834
6.25%, 03/15/2038	5,000	5,108
6.50%, 02/15/2037	118	123
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,851
5.40%, 06/15/2047	192	171
Cheniere Energy Partners LP
5.75%, 08/15/2034 (1)	4,000	4,027
5.95%, 06/30/2033	3,000	3,071
Cheniere Energy, Inc.
5.65%, 04/15/2034	1,630	1,639
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,602
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (1)	992	968
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (1)	1,000	1,026
ConocoPhillips Co.
5.00%, 01/15/2035	8,221	7,986
5.50%, 01/15/2055	3,090	2,938
Continental Resources, Inc.
2.27%, 11/15/2026 (1)	3,235	3,071
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	2,977
5.40%, 02/15/2035	2,575	2,497
Devon Energy Corp.
5.75%, 09/15/2054	2,685	2,436
Diamondback Energy, Inc.
5.90%, 04/18/2064	4,322	4,057
DT Midstream, Inc.
5.80%, 12/15/2034 (1)	2,500	2,518
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	1,000	943

The accompanying notes are an integral part of these financial statements.

24

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.52% – (continued)
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	$1,300	$1,102
Ecopetrol SA
8.63%, 01/19/2029	6,705	7,111
EIG Pearl Holdings Sarl
3.55%, 08/31/2036 (1)	5,996	5,135
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	2,940
7.50%, 04/15/2038	4,949	5,630
Enbridge, Inc.
3.70%, 07/15/2027	6,256	6,103
5.25%, 04/05/2027	2,171	2,197
5.63%, 04/05/2034	2,940	2,957
5.70%, 03/08/2033	2,430	2,455
Energy Transfer LP
3.90%, 07/15/2026	3,769	3,719
4.95%, 01/15/2043	1,482	1,276
5.00%, 05/15/2050	1,115	946
5.25%, 04/15/2029	5,631	5,651
5.30%, 04/01/2044	200	179
5.40%, 10/01/2047	1,500	1,348
5.55%, 05/15/2034	11,305	11,247
5.95%, 05/15/2054	4,061	3,926
6.00%, 02/01/2029 (1)	5,000	5,072
6.00%, 06/15/2048	1,000	966
6.05%, 06/01/2041	2,000	1,993
6.05%, 09/01/2054	3,697	3,618
6.10%, 12/01/2028	3,360	3,490
6.13%, 12/15/2045	810	799
6.25%, 04/15/2049	3,505	3,508
6.40%, 12/01/2030	2,495	2,636
6.50%, 02/01/2042	3,000	3,107
6.55%, 12/01/2033	1,385	1,474
6.63%, 10/15/2036	2,000	2,125
ENI SpA
4.25%, 05/09/2029 (1)	2,825	2,734
5.70%, 10/01/2040 (1)	557	523
5.95%, 05/15/2054 (1)	3,887	3,732
ENI USA, Inc.
7.30%, 11/15/2027	400	426
EnLink Midstream LLC
5.63%, 01/15/2028 (1)	8,893	8,982
6.50%, 09/01/2030 (1)	11,324	11,858
EnLink Midstream Partners LP
4.85%, 07/15/2026	16,707	16,671
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,611
4.95%, 02/15/2035	5,100	4,936
4.95%, 10/15/2054	177	155
5.75%, 03/01/2035	1,075	1,092
EQT Corp.
3.90%, 10/01/2027	805	783
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,674
3.10%, 08/16/2049	2,040	1,359
Flex Intermediate Holdco LLC
4.32%, 12/30/2039 (1)	1,365	1,048

The accompanying notes are an integral part of these financial statements.

25

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.52% – (continued)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (1)	$2,204	$1,741
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (1)	5,580	5,480
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038 (1)	1,665	1,668
6.51%, 02/23/2042 (1)	2,235	2,263
Halliburton Co.
4.75%, 08/01/2043	565	492
4.85%, 11/15/2035	200	190
7.60%, 08/15/2096 (1)	258	299
Helmerich & Payne, Inc.
4.85%, 12/01/2029 (1)	1,500	1,453
Hess Corp.
4.30%, 04/01/2027	6,430	6,364
7.88%, 10/01/2029	4,861	5,415
HF Sinclair Corp.
5.88%, 04/01/2026	4,573	4,607
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	8,490	9,199
7.50%, 11/15/2040	483	543
Kinder Morgan, Inc.
5.00%, 02/01/2029	2,753	2,744
5.05%, 02/15/2046	600	521
7.80%, 08/01/2031	4,600	5,181
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,342
5.13%, 12/15/2026	4,800	4,826
MPLX LP
2.65%, 08/15/2030	7,390	6,466
4.50%, 04/15/2038	4,000	3,486
5.20%, 03/01/2047	695	617
5.20%, 12/01/2047	560	495
5.50%, 06/01/2034	6,610	6,515
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	2,055	1,772
Northern Natural Gas Co.
5.63%, 02/01/2054 (1)	560	536
Occidental Petroleum Corp.
4.30%, 08/15/2039	1,190	958
5.20%, 08/01/2029	725	719
5.38%, 01/01/2032	700	685
5.55%, 10/01/2034	5,000	4,863
6.38%, 09/01/2028	5,783	5,963
6.45%, 09/15/2036	4,000	4,095
7.88%, 09/15/2031	3,076	3,404
8.88%, 07/15/2030	2,178	2,487
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,493
6.65%, 10/01/2036	1,050	1,115
ONEOK, Inc.
3.10%, 03/15/2030	13,970	12,666
4.20%, 03/15/2045	5,725	4,305
4.75%, 10/15/2031	275	266
5.70%, 11/01/2054	2,500	2,351
Ovintiv, Inc.
6.50%, 02/01/2038	2,621	2,669
7.10%, 07/15/2053	3,975	4,231
8.13%, 09/15/2030	3,326	3,731

The accompanying notes are an integral part of these financial statements.

26

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.52% – (continued)
Petroleos Mexicanos
6.49%, 01/23/2027	$1,185	$1,149
6.50%, 03/13/2027	1,090	1,054
6.50%, 01/23/2029	970	902
6.88%, 08/04/2026	2,390	2,348
Phillips 66
4.88%, 11/15/2044	70	60
5.88%, 05/01/2042	3,000	2,982
Phillips 66 Co.
3.15%, 12/15/2029	655	601
4.90%, 10/01/2046	1,012	870
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	9,074
5.10%, 03/29/2026	2,810	2,829
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800	2,604
QatarEnergy
1.38%, 09/12/2026 (1)	1,534	1,448
2.25%, 07/12/2031 (1)	3,240	2,728
Reliance Industries Ltd.
2.88%, 01/12/2032 (1)	3,000	2,549
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (1)	10,000	8,815
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,216
Santos Finance Ltd.
3.65%, 04/29/2031 (1)	5,891	5,188
6.88%, 09/19/2033 (1)	3,160	3,355
Saudi Arabian Oil Co.
5.75%, 07/17/2054 (1)	1,905	1,782
Shell Finance U.S., Inc.
2.75%, 04/06/2030	3,300	2,974
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (1)	775	772
5.03%, 10/01/2029 (1)	5,867	5,765
5.58%, 10/01/2034 (1)	9,175	8,924
6.18%, 10/01/2054 (1)	3,351	3,244
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,467
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,083
6.80%, 05/15/2038	230	245
7.88%, 06/15/2026	543	566
Targa Resources Corp.
5.20%, 07/01/2027	4,000	4,024
5.50%, 02/15/2035	3,480	3,424
6.15%, 03/01/2029	12,245	12,709
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,886
4.38%, 03/13/2025	8,465	8,450
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	2,869
3.13%, 05/29/2050	2,465	1,615
3.46%, 07/12/2049	1,905	1,339
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	573	590
Valero Energy Corp.
4.35%, 06/01/2028	3,416	3,348

The accompanying notes are an integral part of these financial statements.

27

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 3.52% – (continued)
6.63%, 06/15/2037	$5,000	$5,245
7.50%, 04/15/2032	175	196
Var Energi ASA
5.00%, 05/18/2027 (1)	11,460	11,419
7.50%, 01/15/2028 (1)	2,200	2,323
8.00%, 11/15/2032 (1)	4,000	4,479
Western Midstream Operating LP
5.30%, 03/01/2048	7,238	6,147
5.45%, 11/15/2034	6,000	5,795
6.15%, 04/01/2033	2,000	2,039
6.35%, 01/15/2029	5,809	6,008
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,179
3.75%, 06/15/2027	1,932	1,883
4.85%, 03/01/2048	3,000	2,555
4.90%, 01/15/2045	2,355	2,057
5.10%, 09/15/2045	4,510	4,050
5.40%, 03/04/2044	2,750	2,576
5.65%, 03/15/2033	3,350	3,380
5.75%, 06/24/2044	2,500	2,422
6.30%, 04/15/2040	333	346
Woodside Finance Ltd.
5.10%, 09/12/2034	7,000	6,659

Total Energy		635,589

Financials – 11.71%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027 (1)(2)	5,000	4,760
2.47% (1 Year CMT Index + 1.10%), 12/13/2029 (1)(2)	1,300	1,171
3.32% (5 Year CMT Index + 1.90%), 03/13/2037 (1)(2)	2,500	2,108
4.75%, 07/28/2025 (1)	5,000	4,980
5.52% (1 Year CMT Index + 1.25%), 12/03/2035 (1)(2)	3,200	3,129
6.34% (1 Year CMT Index + 1.65%), 09/18/2027 (1)(2)	8,900	9,098
6.58% (1 Year CMT Index + 1.55%), 10/13/2026 (1)(2)	4,400	4,447
AEGON Funding Co. LLC
5.50%, 04/16/2027 (1)	3,500	3,530
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	2,345	2,245
3.00%, 10/29/2028	1,290	1,194
3.30%, 01/30/2032	11,225	9,781
4.45%, 10/01/2025	3,500	3,492
5.10%, 01/19/2029	755	754
6.10%, 01/15/2027	3,680	3,764
6.50%, 07/15/2025	1,848	1,860
AIA Group Ltd.
3.20%, 09/16/2040 (1)	915	682
AIB Group Plc
5.87% (SOFR + 1.91%), 03/28/2035 (1)(2)	6,500	6,500
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	3,070	3,209
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (1)	955	1,030
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	917
2.00%, 05/18/2032	2,180	1,738
3.80%, 04/15/2026	338	334
4.00%, 02/01/2050	1,451	1,077
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2173 (2)	3,475	3,340

The accompanying notes are an integral part of these financial statements.

28

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
5.10% (SOFR + 1.00%), 02/16/2028 (2)	$1,564	$1,573
5.28% (SOFR + 1.42%), 07/26/2035 (2)	1,072	1,060
American National Group, Inc.
5.75%, 10/01/2029	1,500	1,502
American Tower Corp.
1.50%, 01/31/2028	2,660	2,400
1.88%, 10/15/2030	2,485	2,082
2.10%, 06/15/2030	1,300	1,114
2.95%, 01/15/2051	875	541
3.10%, 06/15/2050	1,340	860
3.38%, 10/15/2026	506	494
3.70%, 10/15/2049	2,065	1,495
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,000	3,893
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028 (1)	500	479
5.36%, 08/14/2028 (1)	2,590	2,626
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,118
Aon North America, Inc.
5.45%, 03/01/2034	3,880	3,873
5.75%, 03/01/2054	3,800	3,705
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,064
5.00%, 02/15/2032	3,495	3,449
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044 (1)	8,000	8,048
Athene Global Funding
2.95%, 11/12/2026 (1)	8,845	8,535
Athene Holding Ltd.
6.25%, 04/01/2054	3,611	3,617
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035 (1)(2)	4,590	3,891
4.40%, 05/19/2026 (1)	1,816	1,802
5.20% (1 Year CMT Index + 1.47%), 09/30/2035 (1)(2)	3,500	3,351
Aviation Capital Group LLC
5.38%, 07/15/2029 (1)	1,400	1,401
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (1)	1,430	1,383
2.53%, 11/18/2027 (1)	15,330	14,216
3.25%, 02/15/2027 (1)	3,700	3,555
4.25%, 04/15/2026 (1)	1,710	1,689
4.38%, 05/01/2026 (1)	790	781
4.95%, 01/15/2028 (1)	1,530	1,516
5.15%, 01/15/2030 (1)	2,345	2,298
5.50%, 01/15/2026 (1)	4,364	4,376
5.75%, 03/01/2029 (1)	2,531	2,557
5.75%, 11/15/2029 (1)	1,165	1,179
6.38%, 05/04/2028 (1)	2,750	2,827
Banco Nacional de Panama
2.50%, 08/11/2030 (1)	2,750	2,184
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027 (2)	3,000	2,836
2.75%, 05/28/2025	4,800	4,754
5.15%, 08/18/2025	600	601
5.18%, 11/19/2025	1,500	1,498
5.54% (1 Year CMT Index + 1.45%), 03/14/2030 (2)	3,400	3,415
6.35%, 03/14/2034	13,400	13,586
6.61%, 11/07/2028	4,400	4,627

The accompanying notes are an integral part of these financial statements.

29

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027 (2)	$950	$915
1.73% (SOFR + 0.96%), 07/22/2027 (2)	7,170	6,835
1.90% (SOFR + 1.53%), 07/23/2031 (2)	1,285	1,081
2.09% (SOFR + 1.06%), 06/14/2029 (2)	15,630	14,185
2.30% (SOFR + 1.22%), 07/21/2032 (2)	16,345	13,626
2.55% (SOFR + 1.05%), 02/04/2028 (2)	3,075	2,932
2.57% (SOFR + 1.21%), 10/20/2032 (2)	4,515	3,810
2.59% (SOFR + 2.15%), 04/29/2031 (2)	2,997	2,640
2.68% (SOFR + 1.93%), 06/19/2041 (2)	7,418	5,150
2.69% (SOFR + 1.32%), 04/22/2032 (2)	17,025	14,635
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	5,130	4,636
2.97% (SOFR + 1.33%), 02/04/2033 (2)	6,450	5,544
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)	10,913	10,053
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	7,800	7,552
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (2)	4,500	4,383
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028 (2)	10,000	9,798
4.00%, 01/22/2025	3,860	3,858
4.08% (3 Month Term SOFR + 1.58%), 04/23/2040 (2)	4,113	3,501
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	1,500	1,461
4.38% (SOFR + 1.58%), 04/27/2028 (2)	4,000	3,958
4.45%, 03/03/2026	7,140	7,110
5.20% (SOFR + 1.63%), 04/25/2029 (2)	4,230	4,250
5.29% (SOFR + 1.91%), 04/25/2034 (2)	5,870	5,821
5.43% (SOFR + 1.91%), 08/15/2035 (2)	2,446	2,381
5.47% (SOFR + 1.65%), 01/23/2035 (2)	1,055	1,056
5.82% (SOFR + 1.57%), 09/15/2029 (2)	3,900	3,996
6.20% (SOFR + 1.99%), 11/10/2028 (2)	3,000	3,106
7.75%, 05/14/2038	137	160
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027 (1)(2)	6,132	5,831
5.60% (SOFR + 1.62%), 03/20/2030 (1)(2)	15,120	15,264
6.25% (1 Year CMT Index + 2.65%), 09/16/2026 (1)(2)	4,525	4,562
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	6,500	6,217
4.57% (SOFR + 0.88%), 09/10/2027 (2)	5,000	4,984
4.64% (SOFR + 1.25%), 09/10/2030 (2)	1,628	1,596
Bank of New York Mellon Corp.
6.32% (SOFR + 1.60%), 10/25/2029 (2)	2,800	2,942
6.47% (SOFR + 1.85%), 10/25/2034 (2)	2,380	2,570
Bank of Nova Scotia
4.74% (SOFR + 1.44%), 11/10/2032 (2)	1,385	1,340
4.85%, 02/01/2030	3,702	3,676
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028 (1)	5,080	5,186
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032 (2)	1,572	1,327
4.84% (SOFR + 1.34%), 09/10/2028 (2)	2,450	2,435
4.94% (SOFR + 1.56%), 09/10/2030 (2)	7,405	7,260
5.34% (SOFR + 1.91%), 09/10/2035 (2)	9,000	8,644
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)	2,360	2,385
5.69% (SOFR + 1.74%), 03/12/2030 (2)	8,135	8,214
6.22% (SOFR + 2.98%), 05/09/2034 (2)	7,500	7,704
6.50% (SOFR + 1.88%), 09/13/2027 (2)	6,615	6,775
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,715

The accompanying notes are an integral part of these financial statements.

30

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (1)	$170	$141
Blue Owl Finance LLC
6.25%, 04/18/2034	4,290	4,407
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027 (1)(2)	8,178	7,872
1.68% (SOFR + 0.91%), 06/30/2027 (1)(2)	2,660	2,533
1.90% (SOFR + 1.61%), 09/30/2028 (1)(2)	6,280	5,756
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(2)	2,000	1,675
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032 (1)(2)	3,560	3,026
5.18% (SOFR + 1.52%), 01/09/2030 (1)(2)	750	748
5.28% (SOFR + 1.28%), 11/19/2030 (1)(2)	7,335	7,259
5.34% (1 Year CMT Index + 1.50%), 06/12/2029 (1)(2)	6,000	6,023
5.50% (SOFR + 1.59%), 05/20/2030 (1)(2)	2,985	2,989
5.89% (SOFR + 1.87%), 12/05/2034 (1)(2)	2,920	2,988
BPCE SA
1.65% (SOFR + 1.52%), 10/06/2026 (1)(2)	1,566	1,525
2.28% (SOFR + 1.31%), 01/20/2032 (1)(2)	8,350	6,819
3.12% (SOFR + 1.73%), 10/19/2032 (1)(2)	3,000	2,483
3.25%, 01/11/2028 (1)	7,815	7,391
4.50%, 03/15/2025 (1)	2,000	1,996
5.72% (SOFR + 1.96%), 01/18/2030 (1)(2)	2,841	2,855
5.75% (SOFR + 2.87%), 07/19/2033 (1)(2)	1,200	1,183
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)	3,170	3,142
5.98% (SOFR + 2.10%), 01/18/2027 (1)(2)	4,300	4,333
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)	3,300	3,431
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,764
2.50%, 08/16/2031	1,080	906
4.05%, 07/01/2030	2,286	2,161
5.75%, 02/15/2035	2,250	2,268
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	749
4.70%, 09/20/2047	158	136
4.85%, 03/29/2029	875	869
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,487
4.20%, 03/17/2032	6,000	5,530
CaixaBank SA
6.04% (SOFR + 2.26%), 06/15/2035 (1)(2)	5,065	5,106
6.68% (SOFR + 2.08%), 09/13/2027 (1)(2)	3,215	3,299
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000	5,063
Cantor Fitzgerald LP
7.20%, 12/12/2028 (1)	3,615	3,777
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027 (2)	361	341
2.62% (SOFR + 1.27%), 11/02/2032 (2)	2,495	2,066
4.20%, 10/29/2025	400	397
5.70% (SOFR + 1.91%), 02/01/2030 (2)	2,410	2,443
6.31% (SOFR + 2.64%), 06/08/2029 (2)	7,130	7,362
7.62% (SOFR + 3.07%), 10/30/2031 (2)	7,000	7,729
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	9,113
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027 (2)	19,320	18,554
2.52% (SOFR + 1.18%), 11/03/2032 (2)	1,140	951
2.56% (SOFR + 1.17%), 05/01/2032 (2)	19,270	16,310

The accompanying notes are an integral part of these financial statements.

31

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
3.06% (SOFR + 1.35%), 01/25/2033 (2)	$6,852	$5,886
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)	3,846	3,701
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028 (2)	7,895	7,648
3.70%, 01/12/2026	9,150	9,059
3.79% (SOFR + 1.94%), 03/17/2033 (2)	1,000	898
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028 (2)	12,600	12,351
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)	3,490	3,332
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (2)	1,111	1,078
4.30%, 11/20/2026	1,570	1,556
4.40%, 06/10/2025	10,360	10,329
4.45%, 09/29/2027	8,213	8,102
4.54% (SOFR + 1.34%), 09/19/2030 (2)	3,924	3,813
5.17% (SOFR + 1.36%), 02/13/2030 (2)	2,500	2,498
5.45% (SOFR + 1.45%), 06/11/2035 (2)	7,515	7,451
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,519
6.65% (SOFR + 2.33%), 04/25/2035 (2)	2,000	2,108
CNA Financial Corp.
3.45%, 08/15/2027	820	793
5.50%, 06/15/2033	8,225	8,298
CNO Global Funding
4.95%, 09/09/2029 (1)	4,000	3,964
5.88%, 06/04/2027 (1)	5,000	5,091
Commonwealth Bank of Australia
3.74%, 09/12/2039 (1)	5,000	3,981
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	568
4.49%, 10/17/2029	2,562	2,512
COPT Defense Properties LP
2.00%, 01/15/2029	860	757
2.75%, 04/15/2031	1,555	1,327
2.90%, 12/01/2033	4,120	3,310
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	1,998
3.85%, 04/05/2029	1,455	1,389
Corebridge Global Funding
4.65%, 08/20/2027 (1)	1,850	1,843
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027 (1)(2)	10,596	10,175
1.91% (SOFR + 1.68%), 06/16/2026 (1)(2)	6,715	6,617
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	5,000	4,715
4.38%, 03/17/2025 (1)	305	304
5.34% (SOFR + 1.69%), 01/10/2030 (1)(2)	6,430	6,428
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)	3,000	3,012
6.32% (SOFR + 1.86%), 10/03/2029 (1)(2)	1,315	1,359
Crown Castle, Inc.
3.10%, 11/15/2029	875	796
4.00%, 03/01/2027	261	256
5.10%, 05/01/2033	2,625	2,557
CubeSmart LP
2.25%, 12/15/2028	7,275	6,544
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026 (1)(2)	2,000	1,954
4.61% (1 Year CMT Index + 1.10%), 10/02/2030 (1)(2)	6,484	6,291
5.71% (1 Year CMT Index + 1.40%), 03/01/2030 (1)(2)	11,609	11,769
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026 (2)(13)	6,026	5,872
2.31% (SOFR + 1.22%), 11/16/2027 (2)	674	641

The accompanying notes are an integral part of these financial statements.

32

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
2.55% (SOFR + 1.32%), 01/07/2028 (2)	$3,350	$3,187
3.73% (SOFR + 2.76%), 01/14/2032 (2)	5,000	4,365
3.74% (SOFR + 2.26%), 01/07/2033 (2)	9,000	7,624
5.00% (SOFR + 1.70%), 09/11/2030 (2)	1,170	1,144
5.40% (SOFR + 2.05%), 09/11/2035 (2)	1,210	1,146
5.41%, 05/10/2029	2,055	2,086
5.71% (SOFR + 1.59%), 02/08/2028 (2)	876	885
6.72% (SOFR + 3.18%), 01/18/2029 (2)	1,909	1,982
6.82% (SOFR + 2.51%), 11/20/2029 (2)	1,420	1,486
7.15% (SOFR + 2.52%), 07/13/2027 (2)	8,045	8,291
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,048
Discover Bank
3.45%, 07/27/2026	2,800	2,737
4.65%, 09/13/2028	4,000	3,917
Discover Financial Services
3.75%, 03/04/2025	2,920	2,914
4.10%, 02/09/2027	3,471	3,408
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026 (1)(2)	4,000	3,894
1.61% (1 Year CMT Index + 0.68%), 03/30/2028 (1)(2)	3,435	3,192
4.85% (SOFR + 1.05%), 11/05/2030 (1)(2)	1,990	1,967
DOC DR LLC
2.63%, 11/01/2031	1,360	1,149
Equinix, Inc.
2.00%, 05/15/2028	4,467	4,065
2.90%, 11/18/2026	2,580	2,490
Equitable Financial Life Global Funding
4.88%, 11/19/2027 (1)	6,575	6,581
Essex Portfolio LP
1.65%, 01/15/2031	910	740
2.65%, 03/15/2032	1,740	1,465
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,238
2.40%, 10/15/2031	1,310	1,088
4.00%, 06/15/2029	1,831	1,752
5.90%, 01/15/2031	2,540	2,620
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	950	970
7.40%, 01/13/2028	1,318	1,372
F&G Global Funding
1.75%, 06/30/2026 (1)	1,905	1,813
5.88%, 06/10/2027 (1)	2,540	2,574
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	9,103
6.00%, 12/07/2033	6,640	6,843
Federation des Caisses Desjardins du Quebec
5.25%, 04/26/2029 (1)	7,700	7,734
5.70%, 03/14/2028 (1)	2,800	2,855
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025 (1)	474	474
FMR LLC
4.95%, 02/01/2033 (1)	250	244
6.45%, 11/15/2039 (1)	258	284
GA Global Funding Trust
4.40%, 09/23/2027 (1)	4,971	4,900
5.20%, 12/09/2031 (1)	6,083	5,932

The accompanying notes are an integral part of these financial statements.

33

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (1)	$1,000	$974
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,962
Goldman Sachs Bank USA
5.41% (SOFR + 0.75%), 05/21/2027 (2)	8,314	8,379
Goldman Sachs Capital I
6.35%, 02/15/2034	127	133
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027 (2)	5,125	4,920
1.54% (SOFR + 0.82%), 09/10/2027 (2)	9,117	8,621
1.95% (SOFR + 0.91%), 10/21/2027 (2)	2,541	2,411
1.99% (SOFR + 1.09%), 01/27/2032 (2)	7,395	6,103
2.38% (SOFR + 1.25%), 07/21/2032 (2)	3,165	2,638
2.62% (SOFR + 1.28%), 04/22/2032 (2)	9,805	8,355
2.64% (SOFR + 1.11%), 02/24/2028 (2)	8,243	7,862
3.62% (SOFR + 1.85%), 03/15/2028 (2)	14,810	14,402
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028 (2)	9,911	9,626
3.75%, 02/25/2026	9,005	8,906
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	5,000	4,865
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039 (2)	2,075	1,829
4.69% (SOFR + 1.14%), 10/23/2030 (2)	3,870	3,789
5.05% (SOFR + 1.21%), 07/23/2030 (2)	4,615	4,588
5.33% (SOFR + 1.55%), 07/23/2035 (2)	3,410	3,346
5.56% (SOFR + 1.58%), 11/19/2045 (2)	4,951	4,781
5.73% (SOFR + 1.27%), 04/25/2030 (2)	4,543	4,637
6.48% (SOFR + 1.77%), 10/24/2029 (2)	3,200	3,353
6.75%, 10/01/2037	2,170	2,323
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (1)	200	176
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (1)	1,110	1,071
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	862	822
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (1)	650	544
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (1)	5,610	4,656
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,833
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	1,080	911
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,128
3.10%, 02/15/2030	1,000	899
Healthpeak OP LLC
3.40%, 02/01/2025	41	41
3.50%, 07/15/2029	1,742	1,630
High Street Funding Trust I
4.11%, 02/15/2028 (1)	1,975	1,899
High Street Funding Trust II
4.68%, 02/15/2048 (1)	5,250	4,364
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)	3,585	3,305
2.21% (SOFR + 1.29%), 08/17/2029 (2)	2,075	1,864
2.36% (SOFR + 1.95%), 08/18/2031 (2)	2,580	2,196
2.87% (SOFR + 1.41%), 11/22/2032 (2)	2,095	1,767
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	1,000	944

The accompanying notes are an integral part of these financial statements.

34

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
4.04% (3 Month Term SOFR + 1.81%), 03/13/2028 (2)	$3,161	$3,094
4.29% (3 Month Term SOFR + 1.61%), 09/12/2026 (2)	8,009	7,973
5.29% (SOFR + 1.29%), 11/19/2030 (2)	19,390	19,261
6.33% (SOFR + 2.65%), 03/09/2044 (2)	1,060	1,120
Huntington Bancshares, Inc.
5.27% (SOFR + 1.28%), 01/15/2031 (2)	11,877	11,886
5.71% (SOFR + 1.87%), 02/02/2035 (2)	8,017	8,001
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027 (2)	705	678
5.55% (SOFR + 1.77%), 03/19/2035 (2)	5,000	4,970
6.08% (SOFR + 1.56%), 09/11/2027 (2)	923	941
Jefferies Financial Group, Inc.
6.20%, 04/14/2034	5,000	5,153
6.25%, 01/15/2036	155	159
6.45%, 06/08/2027	428	441
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	1,950	1,873
1.47% (SOFR + 0.77%), 09/22/2027 (2)	15,960	15,098
1.58% (SOFR + 0.89%), 04/22/2027 (2)	5,000	4,801
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	6,390	5,481
2.95% (SOFR + 1.17%), 02/24/2028 (2)	2,600	2,501
2.96% (SOFR + 1.26%), 01/25/2033 (2)	10,500	9,076
4.00% (3 Month Term SOFR + 2.75%), 10/01/2173 (2)	4,275	4,234
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029 (2)	2,320	2,249
4.32% (SOFR + 1.56%), 04/26/2028 (2)	1,995	1,971
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029 (2)	9,660	9,467
4.51% (SOFR + 0.86%), 10/22/2028 (2)	6,000	5,947
4.60% (3 Month Term SOFR + 3.13%), 08/01/2173 (2)	1,985	1,976
4.95% (SOFR + 1.34%), 10/22/2035 (2)	4,161	4,009
4.98% (SOFR + 0.93%), 07/22/2028 (2)	5,000	5,016
5.30% (SOFR + 1.45%), 07/24/2029 (2)	19,103	19,295
5.35% (SOFR + 1.85%), 06/01/2034 (2)	3,600	3,597
5.58% (SOFR + 1.16%), 04/22/2030 (2)	9,060	9,239
5.77% (SOFR + 1.49%), 04/22/2035 (2)	3,000	3,069
KBC Group NV
4.93% (1 Year CMT Index + 1.07%), 10/16/2030 (1)(2)	3,705	3,646
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033 (2)	590	558
6.40% (SOFR + 2.42%), 03/06/2035 (2)	2,495	2,597
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (1)	769	559
4.57%, 02/01/2029 (1)	2,301	2,254
5.50%, 06/15/2052 (1)	5,750	5,302
Liberty Mutual Insurance Co.
7.70%, 10/15/2097 (1)	100	112
8.50%, 05/15/2025 (1)	700	707
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,875
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027 (2)	2,280	2,181
3.51% (1 Year CMT Index + 1.60%), 03/18/2026 (2)	1,075	1,071
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028 (2)	1,000	961
3.75%, 01/11/2027	2,000	1,955
4.38%, 03/22/2028	949	927
4.58%, 12/10/2025	550	547
5.46% (1 Year CMT Index + 1.38%), 01/05/2028 (2)	9,185	9,262
5.68% (1 Year CMT Index + 1.75%), 01/05/2035 (2)	2,575	2,564

The accompanying notes are an integral part of these financial statements.

35

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
LSEGA Financing Plc
2.00%, 04/06/2028 (1)	$4,565	$4,168
M&T Bank Corp.
4.83% (SOFR + 0.93%), 01/16/2029 (2)	1,573	1,566
5.39% (SOFR + 1.61%), 01/16/2036 (2)	7,045	6,825
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)	2,185	2,134
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036 (1)(2)	2,090	1,787
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033 (1)(2)	6,000	5,069
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030 (1)(2)	4,445	4,411
Markel Group, Inc.
4.15%, 09/17/2050	655	497
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (1)	2,690	1,737
4.90%, 04/01/2077 (1)	5,000	4,038
MBIA Insurance Corp.
16.18% (3 Month Term SOFR + 11.52%), 01/15/2033 (1)(2)	86	3
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,724
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (1)	1,180	1,129
5.15%, 03/28/2033 (1)	2,000	1,976
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,095
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028 (1)	1,795	1,832
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	2,940	2,514
3.75%, 07/18/2039	1,615	1,355
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032 (2)	8,000	6,644
2.26% (1 Year CMT Index + 0.90%), 07/09/2032 (2)	1,000	831
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030 (2)	1,620	1,464
5.78% (1 Year CMT Index + 1.65%), 07/06/2029 (2)	3,830	3,919
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032 (2)	2,440	1,991
1.93% (SOFR + 1.02%), 04/28/2032 (2)	15,725	12,862
2.24% (SOFR + 1.18%), 07/21/2032 (2)	3,555	2,944
2.48% (SOFR + 1.00%), 01/21/2028 (2)	526	501
3.22% (SOFR + 1.49%), 04/22/2042 (2)	5,000	3,697
3.59%, 07/22/2028 (4)	5,882	5,672
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029 (2)	1,401	1,351
3.88%, 01/27/2026	1,725	1,712
3.95%, 04/23/2027	14,190	13,906
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030 (2)	2,304	2,242
4.65% (SOFR + 1.10%), 10/18/2030 (2)	8,928	8,737
5.00%, 11/24/2025	3,000	3,005
5.04% (SOFR + 1.22%), 07/19/2030 (2)	1,450	1,445
5.16% (SOFR + 1.59%), 04/20/2029 (2)	4,465	4,478
5.17% (SOFR + 1.45%), 01/16/2030 (2)	1,350	1,352
5.32% (SOFR + 1.56%), 07/19/2035 (2)	12,634	12,427
5.45% (SOFR + 1.63%), 07/20/2029 (2)	7,990	8,079
5.47% (SOFR + 1.73%), 01/18/2035 (2)	1,846	1,836
5.52% (SOFR + 1.71%), 11/19/2055 (2)	4,374	4,215
5.83% (SOFR + 1.58%), 04/19/2035 (2)	1,910	1,946
6.30% (SOFR + 2.24%), 10/18/2028 (2)	5,350	5,547

The accompanying notes are an integral part of these financial statements.

36

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
Morgan Stanley Bank N.A.
5.50% (SOFR + 0.87%), 05/26/2028 (2)	$7,038	$7,136
Mutual of Omaha Companies Global Funding
5.35%, 04/09/2027 (1)	8,000	8,061
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,130
National Australia Bank Ltd.
2.33%, 08/21/2030 (1)	6,000	5,103
3.35% (5 Year CMT Index + 1.70%), 01/12/2037 (1)(2)	2,600	2,237
National Bank of Canada
4.50%, 10/10/2029	3,000	2,918
Nationwide Building Society
1.50%, 10/13/2026 (1)	2,800	2,650
2.97% (SOFR + 1.29%), 02/16/2028 (1)(2)	2,945	2,818
4.00%, 09/14/2026 (1)	9,650	9,464
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (1)	7,150	9,110
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027 (2)	8,225	7,848
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030 (2)	985	950
4.80%, 04/05/2026	3,017	3,016
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (2)	9,505	9,409
4.96% (1 Year CMT Index + 1.22%), 08/15/2030 (2)	905	891
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)	9,010	8,917
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (2)	5,487	5,520
7.47% (1 Year CMT Index + 2.85%), 11/10/2026 (2)	2,165	2,210
NatWest Markets Plc
1.60%, 09/29/2026 (1)	2,390	2,267
5.41%, 05/17/2029 (1)	4,475	4,531
New York Life Insurance Co.
4.45%, 05/15/2069 (1)	4,225	3,265
NNN REIT, Inc.
3.50%, 10/15/2027	400	386
3.60%, 12/15/2026	700	685
5.60%, 10/15/2033	950	958
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,753
1.85%, 07/16/2025	5,000	4,917
2.61%, 07/14/2031	2,025	1,705
2.65%, 01/16/2025	2,597	2,595
2.68%, 07/16/2030	1,550	1,349
2.71%, 01/22/2029	11,000	9,989
6.07%, 07/12/2028	4,200	4,318
Nordea Bank Abp
4.38%, 09/10/2029 (1)	6,088	5,956
5.38%, 09/22/2027 (1)	2,035	2,061
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032 (2)	411	394
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (1)	1,995	1,796
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (1)	1,044	1,018
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067 (1)(2)	743	584
PNC Financial Services Group, Inc.
4.81% (SOFR + 1.26%), 10/21/2032 (2)	2,430	2,365
5.07% (SOFR + 1.93%), 01/24/2034 (2)	3,433	3,344
5.58% (SOFR + 1.84%), 06/12/2029 (2)	8,670	8,821

The accompanying notes are an integral part of these financial statements.

37

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
Principal Life Global Funding II
4.95%, 11/27/2029 (1)	$2,445	$2,435
5.10%, 01/25/2029 (1)	7,000	7,015
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,274
Prologis LP
2.25%, 04/15/2030	305	267
2.88%, 11/15/2029	800	732
Protective Life Corp.
4.30%, 09/30/2028 (1)	4,500	4,364
Protective Life Global Funding
5.47%, 12/08/2028 (1)	5,725	5,820
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	938
6.63%, 06/21/2040	5,995	6,570
Prudential Insurance Co. of America
8.30%, 07/01/2025 (1)	1,691	1,719
Public Storage Operating Co.
1.95%, 11/09/2028	1,668	1,501
2.25%, 11/09/2031	1,401	1,172
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,010
Regency Centers LP
2.95%, 09/15/2029	2,200	2,017
Royal Bank of Canada
4.65% (SOFR + 1.08%), 10/18/2030 (2)	16,942	16,593
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,883
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	5,977
2.85%, 01/15/2032	4,308	3,619
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (1)	7,000	6,015
4.75%, 04/08/2032 (1)	5,000	4,574
Santander Holdings USA, Inc.
6.17% (SOFR + 2.50%), 01/09/2030 (2)	3,515	3,587
6.34% (SOFR + 2.14%), 05/31/2035 (2)	1,510	1,530
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027 (2)	2,290	2,180
4.86% (SOFR + 1.55%), 09/11/2030 (2)	2,010	1,954
6.53% (SOFR + 2.60%), 01/10/2029 (2)	9,500	9,790
6.83% (SOFR + 2.75%), 11/21/2026 (2)	3,588	3,640
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026 (1)(2)	19,302	18,628
1.79% (1 Year CMT Index + 1.00%), 06/09/2027 (1)(2)	5,930	5,643
2.80% (1 Year CMT Index + 1.30%), 01/19/2028 (1)(2)	5,955	5,662
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)	8,975	7,496
3.00%, 01/22/2030 (1)	562	500
3.63%, 03/01/2041 (1)	6,000	4,042
4.25%, 04/14/2025 (1)	2,880	2,870
5.25%, 02/19/2027 (1)	2,861	2,862
5.63% (1 Year CMT Index + 1.75%), 01/19/2030 (1)(2)	7,898	7,883
6.22% (1 Year CMT Index + 3.20%), 06/15/2033 (1)(2)	4,500	4,464
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027 (1)(2)	10,474	10,088
2.61% (1 Year CMT Index + 1.18%), 01/12/2028 (1)(2)	5,000	4,761
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026 (1)(2)	1,360	1,357
5.01% (1 Year CMT Index + 1.15%), 10/15/2030 (1)(2)	5,870	5,764

The accompanying notes are an integral part of these financial statements.

38

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
5.69% (1 Year CMT Index + 1.05%), 05/14/2028 (1)(2)	$5,730	$5,803
5.91% (1 Year CMT Index + 1.45%), 05/14/2035 (1)(2)	8,799	8,814
6.19% (1 Year CMT Index + 1.85%), 07/06/2027 (1)(2)	1,985	2,019
6.30% (1 Year CMT Index + 2.58%), 07/06/2034 (1)(2)	2,000	2,076
State Street Corp.
2.20%, 03/03/2031	2,110	1,794
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077 (1)(2)	1,000	964
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,266
3.04%, 07/16/2029	5,005	4,596
5.71%, 01/13/2030	2,790	2,859
5.84%, 07/09/2044	2,881	2,908
Swedbank AB
5.34%, 09/20/2027 (1)	5,125	5,172
Synchrony Bank
5.63%, 08/23/2027	1,950	1,963
Synchrony Financial
3.95%, 12/01/2027	1,500	1,450
4.50%, 07/23/2025	4,000	3,984
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)	3,360	2,689
4.90%, 09/15/2044 (1)	200	179
6.85%, 12/16/2039 (1)	218	242
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,738
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,654
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,284
6.13%, 08/15/2043	5,000	4,932
Truist Financial Corp.
5.12% (SOFR + 1.85%), 01/26/2034 (2)	1,770	1,720
5.44% (SOFR + 1.62%), 01/24/2030 (2)	11,219	11,318
5.71% (SOFR + 1.92%), 01/24/2035 (2)	1,931	1,946
5.87% (SOFR + 2.36%), 06/08/2034 (2)	1,470	1,497
6.05% (SOFR + 2.05%), 06/08/2027 (2)	1,935	1,967
6.67% (5 Year CMT Index + 3.00%), 12/31/2099 (2)	3,460	3,441
7.16% (SOFR + 2.45%), 10/30/2029 (2)	6,405	6,849
Trustage Financial Group, Inc.
4.63%, 04/15/2032 (1)	5,000	4,568
UBS AG/Stamford CT
7.50%, 02/15/2028	315	337
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027 (1)(2)	4,700	4,520
2.10% (1 Year CMT Index + 1.00%), 02/11/2032 (1)(2)	3,610	2,977
2.19% (SOFR + 2.04%), 06/05/2026 (1)(2)	2,790	2,757
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (1)(2)	4,375	4,213
4.25%, 03/23/2028 (1)	3,000	2,915
4.28%, 01/09/2028 (1)	2,480	2,425
4.55%, 04/17/2026	1,500	1,495
5.43% (1 Year CMT Index + 1.52%), 02/08/2030 (1)(2)	2,276	2,291
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)	1,070	1,087
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(2)	2,365	2,380
5.71% (1 Year CMT Index + 1.55%), 01/12/2027 (1)(2)	5,000	5,036
6.08% (SOFR + 1.58%), 05/12/2026 (1)(2)	5,330	5,349
6.54% (SOFR + 3.92%), 08/12/2033 (1)(2)	6,321	6,702

The accompanying notes are an integral part of these financial statements.

39

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.71% – (continued)
UDR, Inc.
1.90%, 03/15/2033	$2,025	$1,556
2.10%, 08/01/2032	1,430	1,135
2.95%, 09/01/2026	276	268
3.00%, 08/15/2031	415	364
3.20%, 01/15/2030	1,565	1,432
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027 (1)(2)	1,135	1,086
2.57% (1 Year CMT Index + 2.30%), 09/22/2026 (1)(2)	2,330	2,285
US Bancorp
5.38% (SOFR + 1.56%), 01/23/2030 (2)	2,185	2,203
5.68% (SOFR + 1.86%), 01/23/2035 (2)	6,074	6,125
Ventas Realty LP
3.25%, 10/15/2026	323	314
3.50%, 02/01/2025	251	251
3.85%, 04/01/2027	677	661
4.13%, 01/15/2026	126	125
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)	2,875	2,708
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)	12,110	10,680
3.07% (SOFR + 2.53%), 04/30/2041 (2)	4,274	3,110
4.10%, 06/03/2026	3,580	3,541
5.20% (SOFR + 1.50%), 01/23/2030 (2)	2,660	2,668
5.21% (SOFR + 1.38%), 12/03/2035 (2)	6,065	5,901
5.50% (SOFR + 1.78%), 01/23/2035 (2)	3,780	3,764
5.56% (SOFR + 1.99%), 07/25/2034 (2)	6,661	6,652
5.57% (SOFR + 1.74%), 07/25/2029 (2)	41,220	41,849
5.71% (SOFR + 1.07%), 04/22/2028 (2)	12,259	12,461
6.30% (SOFR + 1.79%), 10/23/2029 (2)	6,445	6,707
6.49% (SOFR + 2.06%), 10/23/2034 (2)	14,995	15,939
Welltower OP LLC
3.10%, 01/15/2030	1,085	988
6.50%, 03/15/2041	700	749
Weyerhaeuser Co.
7.38%, 03/15/2032	142	158
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,614
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,530
2.45%, 02/01/2032	1,360	1,121
4.25%, 10/01/2026	3,404	3,366
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,018
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,502

Total Financials		2,110,834

Government – 0.03%
Corp. Andina de Fomento
5.00%, 01/24/2029	5,160	5,178

Total Government		5,178

Industrials – 1.58%
Airbus SE
3.95%, 04/10/2047 (1)	150	118
BAE Systems Plc
1.90%, 02/15/2031 (1)	6,886	5,696
3.00%, 09/15/2050 (1)	754	487
5.80%, 10/11/2041 (1)	400	403

The accompanying notes are an integral part of these financial statements.

40

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.58% – (continued)
Berry Global, Inc.
1.57%, 01/15/2026	$17,410	$16,801
5.80%, 06/15/2031 (1)	4,600	4,682
Boeing Co.
2.20%, 02/04/2026	19,535	18,946
2.75%, 02/01/2026	1,415	1,380
3.10%, 05/01/2026	1,529	1,491
3.25%, 02/01/2028	2,996	2,821
3.25%, 03/01/2028	2,061	1,937
3.30%, 03/01/2035	1,410	1,106
3.60%, 05/01/2034	3,332	2,788
3.63%, 02/01/2031	4,745	4,308
3.65%, 03/01/2047	5,200	3,510
3.83%, 03/01/2059	3,695	2,379
3.90%, 05/01/2049	2,915	2,029
3.95%, 08/01/2059	4,825	3,186
5.04%, 05/01/2027	1,185	1,188
5.15%, 05/01/2030	4,225	4,166
5.71%, 05/01/2040	1,555	1,479
5.81%, 05/01/2050	372	346
6.30%, 05/01/2029	6,208	6,435
6.39%, 05/01/2031	1,430	1,495
6.53%, 05/01/2034	2,360	2,472
6.86%, 05/01/2054	4,520	4,804
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530	363
3.55%, 02/15/2050	517	374
4.38%, 09/01/2042	462	400
4.45%, 01/15/2053	1,800	1,508
5.15%, 09/01/2043	389	372
5.40%, 06/01/2041	542	533
5.75%, 05/01/2040	373	383
6.15%, 05/01/2037	320	342
7.29%, 06/01/2036	134	157
Cellnex Finance Co. SA
3.88%, 07/07/2041 (1)	3,000	2,291
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,844
CRH America Finance, Inc.
3.40%, 05/09/2027 (1)	200	194
CRH America, Inc.
3.88%, 05/18/2025 (1)	354	352
5.13%, 05/18/2045 (1)	230	209
CSX Corp.
3.35%, 09/15/2049	305	212
4.10%, 03/15/2044	175	143
4.65%, 03/01/2068	2,000	1,635
4.75%, 11/15/2048	1,280	1,127
5.50%, 04/15/2041	402	400
Eaton Corp.
4.15%, 03/15/2033	143	134
5.80%, 03/15/2037	500	505
FedEx Corp.
4.95%, 10/17/2048	3,000	2,618
Flex Ltd.
3.75%, 02/01/2026	14,000	13,799
5.25%, 01/15/2032	3,000	2,950

The accompanying notes are an integral part of these financial statements.

41

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.58% – (continued)
Graphic Packaging International LLC
1.51%, 04/15/2026 (1)	$11,485	$10,943
GTP Acquisition Partners I LLC
3.48%, 06/16/2025 (1)	1,824	1,811
Honeywell International, Inc.
5.25%, 03/01/2054	2,740	2,566
Johnson Controls International Plc
4.95%, 07/02/2064 (3)	928	784
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	12,932
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	817
4.85%, 04/27/2035	1,000	951
5.25%, 06/01/2031	2,580	2,582
5.40%, 07/31/2033	2,619	2,614
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,844
Martin Marietta Materials, Inc.
6.25%, 05/01/2037	107	111
Masco Corp.
2.00%, 10/01/2030	760	640
6.50%, 08/15/2032	1,240	1,306
Mexico City Airport Trust
3.88%, 04/30/2028 (1)	3,645	3,413
4.25%, 10/31/2026 (1)	1,720	1,681
5.50%, 07/31/2047 (1)	3,660	2,944
Norfolk Southern Corp.
3.95%, 10/01/2042	332	267
4.05%, 08/15/2052	1,100	844
4.80%, 08/15/2043	1,273	1,124
7.80%, 05/15/2027	1,705	1,824
Northrop Grumman Corp.
3.85%, 04/15/2045	195	152
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,588
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	285
Penske Truck Leasing Co. Lp / PTL Finance Corp.
1.20%, 11/15/2025 (1)	7,300	7,068
3.95%, 03/10/2025 (1)	7,000	6,987
6.05%, 08/01/2028 (1)	5,000	5,147
6.20%, 06/15/2030 (1)	2,925	3,069
Precision Castparts Corp.
4.20%, 06/15/2035	75	69
4.38%, 06/15/2045	415	354
Regal Rexnord Corp.
6.05%, 04/15/2028	1,368	1,391
RTX Corp.
2.82%, 09/01/2051	2,550	1,545
3.75%, 11/01/2046	1,130	853
4.15%, 05/15/2045	1,683	1,357
4.35%, 04/15/2047	970	797
4.50%, 06/01/2042	1,823	1,573
5.15%, 02/27/2033	2,076	2,059
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045 (1)	513	446
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (1)	1,400	1,327
5.55%, 04/03/2034 (1)	10,000	9,962

The accompanying notes are an integral part of these financial statements.

42

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.58% – (continued)
Smurfit Westrock Financing DAC
5.42%, 01/15/2035 (1)	$6,892	$6,842
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	11,246
Textron, Inc.
3.65%, 03/15/2027	4,975	4,848
Union Pacific Corp.
4.10%, 09/15/2067	200	145
United Parcel Service, Inc.
5.50%, 05/22/2054	3,773	3,677
Vontier Corp.
2.40%, 04/01/2028	10,822	9,766
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,767
Waste Management, Inc.
4.95%, 03/15/2035	5,582	5,442
5.35%, 10/15/2054	3,069	2,948
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,875
WestRock MWV LLC
8.20%, 01/15/2030	537	609

Total Industrials		285,490

Technology – 1.04%
Accenture Capital, Inc.
4.25%, 10/04/2031	2,355	2,263
4.50%, 10/04/2034	6,331	6,016
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,347
5.30%, 04/01/2054	1,158	1,103
Broadcom, Inc.
2.45%, 02/15/2031 (1)	4,393	3,788
3.14%, 11/15/2035 (1)	12,942	10,569
3.19%, 11/15/2036 (1)	17,915	14,432
4.15%, 02/15/2028	2,194	2,157
4.75%, 04/15/2029	6,850	6,804
5.05%, 07/12/2029	8,415	8,447
5.15%, 11/15/2031	3,000	3,019
Cadence Design Systems, Inc.
4.30%, 09/10/2029	1,690	1,657
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,494
CGI, Inc.
1.45%, 09/14/2026	2,182	2,064
2.30%, 09/14/2031	3,919	3,245
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	1,296	1,315
Fiserv, Inc.
3.20%, 07/01/2026	890	870
4.40%, 07/01/2049	2,850	2,327
5.15%, 08/12/2034	10,400	10,162
5.63%, 08/21/2033	1,000	1,018
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,180	4,018
Intel Corp.
3.05%, 08/12/2051	885	505
3.25%, 11/15/2049	885	528

The accompanying notes are an integral part of these financial statements.

43

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.04% – (continued)
3.73%, 12/08/2047	$1,270	$838
4.90%, 08/05/2052	2,049	1,618
5.60%, 02/21/2054	266	233
5.70%, 02/10/2053	3,475	3,073
KLA Corp.
3.30%, 03/01/2050	1,800	1,243
Leidos, Inc.
2.30%, 02/15/2031	1,075	903
3.63%, 05/15/2025	3,500	3,483
5.75%, 03/15/2033	1,000	1,014
Microchip Technology, Inc.
4.90%, 03/15/2028	4,791	4,774
5.05%, 02/15/2030	4,131	4,102
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	3,495	2,979
2.65%, 02/15/2032	4,875	4,104
3.25%, 05/11/2041	3,600	2,631
3.25%, 11/30/2051	1,505	965
4.30%, 06/18/2029	7,077	6,870
Oracle Corp.
2.95%, 04/01/2030	4,530	4,089
3.60%, 04/01/2040	2,500	1,955
3.60%, 04/01/2050	2,080	1,457
3.80%, 11/15/2037	600	501
3.85%, 07/15/2036	1,065	912
3.90%, 05/15/2035	936	820
4.30%, 07/08/2034	221	203
4.38%, 05/15/2055	400	313
4.90%, 02/06/2033	2,930	2,853
5.55%, 02/06/2053	2,000	1,890
6.90%, 11/09/2052	9,000	10,078
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,354
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,794
2.00%, 06/30/2030	1,150	980
SK Hynix, Inc.
1.50%, 01/19/2026 (1)	2,000	1,929
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,267
VMware LLC
1.40%, 08/15/2026	8,282	7,846
1.80%, 08/15/2028	1,928	1,730
4.65%, 05/15/2027	1,370	1,364
Workday, Inc.
3.50%, 04/01/2027	3,141	3,062

Total Technology		188,375

Utilities – 3.41%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028 (1)	2,015	1,825
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,670
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	382
3.75%, 12/01/2047	2,600	1,928
4.00%, 12/01/2046	2,020	1,589
4.25%, 09/15/2048	4,790	3,826

The accompanying notes are an integral part of these financial statements.

44

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.41% – (continued)
Alabama Power Co.
2.80%, 04/01/2025	$2,025	$2,014
3.45%, 10/01/2049	1,640	1,158
3.75%, 03/01/2045	182	139
4.10%, 01/15/2042	233	190
4.15%, 08/15/2044	205	168
6.13%, 05/15/2038	219	232
Alfa Desarrollo SpA
4.55%, 09/27/2051 (1)	2,453	1,808
Ameren Corp.
5.70%, 12/01/2026	5,761	5,855
American Electric Power Co., Inc.
4.30%, 12/01/2028	2,647	2,586
5.70%, 08/15/2025	4,291	4,309
American Water Capital Corp.
3.45%, 06/01/2029	590	556
4.00%, 12/01/2046	2,350	1,833
5.45%, 03/01/2054	5,200	4,973
6.59%, 10/15/2037	386	425
APA Infrastructure Ltd.
5.13%, 09/16/2034 (1)	4,130	3,932
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,691
5.05%, 09/01/2041	349	318
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,515
4.15%, 01/15/2043	830	688
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (1)	10,275	9,965
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	593
3.20%, 09/15/2049	1,105	730
3.50%, 08/15/2046	375	271
5.65%, 06/01/2054	1,930	1,900
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	4,672
6.13%, 04/01/2036	366	385
Boston Gas Co.
4.49%, 02/15/2042 (1)	253	208
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (1)	1,125	1,065
4.27%, 03/15/2048 (1)	1,100	843
4.50%, 03/10/2046 (1)	2,000	1,615
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	116
CenterPoint Energy, Inc.
5.40%, 06/01/2029	2,875	2,908
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)	3,572	3,470
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (1)	1,333	1,269
CMS Energy Corp.
2.95%, 02/15/2027	348	335
3.00%, 05/15/2026	110	107
Comision Federal de Electricidad
4.69%, 05/15/2029 (1)	3,900	3,663
6.45%, 01/24/2035 (1)	2,867	2,707

The accompanying notes are an integral part of these financial statements.

45

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.41% – (continued)
Commonwealth Edison Co.
3.65%, 06/15/2046	$364	$272
3.75%, 08/15/2047	1,000	746
4.00%, 03/01/2048	4,615	3,599
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,243
3.88%, 06/15/2047	1,800	1,371
4.30%, 12/01/2056	3,050	2,375
4.50%, 05/15/2058	538	432
5.50%, 03/15/2055	2,919	2,805
5.70%, 06/15/2040	318	320
Constellation Energy Generation LLC
5.60%, 06/15/2042	1,131	1,091
5.75%, 10/01/2041	4,727	4,613
5.80%, 03/01/2033	2,817	2,878
6.25%, 10/01/2039	300	313
Consumers Energy Co.
3.25%, 08/15/2046	190	137
4.35%, 08/31/2064	191	150
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	133
Dominion Energy, Inc.
2.85%, 08/15/2026	304	295
4.90%, 08/01/2041	212	190
5.25%, 08/01/2033	1,161	1,146
7.00%, 06/15/2038	124	138
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,443
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	120
4.95%, 01/15/2033	7,935	7,803
Duke Energy Corp.
2.65%, 09/01/2026	4,137	4,004
3.75%, 09/01/2046	13,800	10,160
3.95%, 08/15/2047	1,740	1,295
6.10%, 09/15/2053	2,730	2,773
Duke Energy Florida LLC
6.20%, 11/15/2053	6,359	6,702
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	447
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,510
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,017
3.70%, 10/15/2046	506	375
4.10%, 05/15/2042	217	178
4.10%, 03/15/2043	181	148
4.15%, 12/01/2044	129	105
4.20%, 08/15/2045	325	263
4.38%, 03/30/2044	132	111
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (1)	2,500	2,160
3.62%, 08/01/2027 (1)	6,675	6,431
Electricite de France SA
4.75%, 10/13/2035 (1)	5,000	4,600
5.95%, 04/22/2034 (1)	9,195	9,373
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,234
4.75%, 06/15/2046	3,165	2,621

The accompanying notes are an integral part of these financial statements.

46

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.41% – (continued)
Enel Finance America LLC
2.88%, 07/12/2041 (1)	$1,488	$1,006
Enel Finance International NV
3.50%, 04/06/2028 (1)	2,783	2,651
3.63%, 05/25/2027 (1)	4,867	4,729
4.75%, 05/25/2047 (1)	7,050	6,000
5.13%, 06/26/2029 (1)	18,220	18,196
6.00%, 10/07/2039 (1)	307	307
6.80%, 09/15/2037 (1)	2,425	2,606
7.75%, 10/14/2052 (1)	1,649	1,942
Entergy Arkansas LLC
2.65%, 06/15/2051	960	566
Entergy Louisiana LLC
2.90%, 03/15/2051	1,570	965
3.05%, 06/01/2031	440	392
3.12%, 09/01/2027	370	356
4.00%, 03/15/2033	2,610	2,389
Entergy Mississippi LLC
5.85%, 06/01/2054	1,200	1,210
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	9,757
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,409
Evergy Metro, Inc.
4.20%, 03/15/2048	500	396
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	3,600	3,574
Evergy, Inc.
2.90%, 09/15/2029	2,190	1,993
Eversource Energy
4.75%, 05/15/2026	3,264	3,261
5.95%, 02/01/2029	10,331	10,643
Exelon Corp.
4.95%, 06/15/2035	1,500	1,421
Fells Point Funding Trust
3.05%, 01/31/2027 (1)	9,320	8,961
FirstEnergy Corp.
3.40%, 03/01/2050	1,035	703
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028 (1)	2,386	2,264
5.20%, 04/01/2028 (1)	1,885	1,894
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)	1,672	1,548
5.45%, 07/15/2044 (1)	1,556	1,490
Florida Power & Light Co.
5.40%, 09/01/2035	700	706
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,219
Georgia Power Co.
4.30%, 03/15/2042	6,011	5,111
4.55%, 03/15/2030	1,849	1,818
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,031
ITC Holdings Corp.
2.95%, 05/14/2030 (1)	890	796
5.65%, 05/09/2034 (1)	6,420	6,464

The accompanying notes are an integral part of these financial statements.

47

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.41% – (continued)
Jersey Central Power & Light Co.
4.30%, 01/15/2026 (1)	$740	$736
5.10%, 01/15/2035 (1)	960	936
6.15%, 06/01/2037	400	418
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	538	519
Massachusetts Electric Co.
4.00%, 08/15/2046 (1)	624	477
MidAmerican Energy Co.
5.85%, 09/15/2054	1,320	1,342
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (1)	9,900	9,609
Monongahela Power Co.
5.40%, 12/15/2043 (1)	1,650	1,558
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/2027	3,985	4,017
8.00%, 03/01/2032	791	920
Nevada Power Co.
5.38%, 09/15/2040	261	252
5.45%, 05/15/2041	386	373
New England Power Co.
3.80%, 12/05/2047 (1)	5,108	3,782
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (1)	804	779
NextEra Energy Capital Holdings, Inc.
1.88%, 01/15/2027	2,674	2,527
1.90%, 06/15/2028	2,622	2,374
4.45%, 06/20/2025	8,222	8,208
5.55%, 03/15/2054	5,000	4,789
5.75%, 09/01/2025	4,320	4,346
6.05%, 03/01/2025	6,922	6,934
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (1)	2,150	1,825
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,341
2.95%, 09/01/2029	1,520	1,391
5.20%, 07/01/2029	6,637	6,688
5.80%, 02/01/2042	774	749
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,770
4.13%, 05/15/2044	1,480	1,209
NRG Energy, Inc.
2.00%, 12/02/2025 (1)	2,685	2,607
2.45%, 12/02/2027 (1)	6,215	5,771
4.45%, 06/15/2029 (1)	1,155	1,103
Oglethorpe Power Corp.
6.19%, 01/01/2031 (1)	2,957	3,049
6.20%, 12/01/2053	5,124	5,276
Ohio Power Co.
2.90%, 10/01/2051	1,390	835
4.15%, 04/01/2048	1,190	913
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,241
5.75%, 03/15/2029	124	128
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	968
3.15%, 01/01/2026	14,217	13,968
3.45%, 07/01/2025	1,570	1,558

The accompanying notes are an integral part of these financial statements.

48

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.41% – (continued)
3.75%, 08/15/2042	$376	$282
3.95%, 12/01/2047	779	582
4.30%, 03/15/2045	638	509
4.45%, 04/15/2042	1,905	1,580
4.50%, 07/01/2040	8,760	7,563
4.95%, 07/01/2050	4,255	3,692
5.80%, 05/15/2034	4,992	5,104
5.90%, 06/15/2032	2,099	2,155
6.10%, 01/15/2029	975	1,009
6.40%, 06/15/2033	3,717	3,918
PECO Energy Co.
2.80%, 06/15/2050	860	536
3.70%, 09/15/2047	2,120	1,587
3.90%, 03/01/2048	5,235	4,059
4.15%, 10/01/2044	353	290
Pepco Holdings LLC
7.45%, 08/15/2032	222	247
PG&E Recovery Funding LLC
5.23%, 06/01/2042	2,645	2,623
5.53%, 06/01/2049	3,140	3,116
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,628
5.10%, 06/01/2052	2,420	2,284
5.21%, 12/01/2047	1,285	1,231
Potomac Electric Power Co.
6.50%, 11/15/2037	136	149
PPL Capital Funding, Inc.
5.25%, 09/01/2034	8,345	8,213
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,381
4.13%, 06/15/2044	208	173
Public Service Co. of Colorado
3.55%, 06/15/2046	353	249
4.10%, 06/15/2048	2,515	1,962
Public Service Co. of Oklahoma
5.20%, 01/15/2035	685	663
6.63%, 11/15/2037	649	693
Public Service Electric & Gas Co.
3.00%, 03/01/2051	4,380	2,830
3.60%, 12/01/2047	1,605	1,184
4.65%, 03/15/2033	7,255	7,020
5.38%, 11/01/2039	117	115
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	6,991
Puget Energy, Inc.
2.38%, 06/15/2028	560	511
3.65%, 05/15/2025	1,200	1,193
RWE Finance U.S. LLC
5.88%, 04/16/2034 (1)	12,734	12,773
6.25%, 04/16/2054 (1)	3,422	3,380
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,434
3.95%, 11/15/2041	310	246
5.35%, 05/15/2040	3,430	3,297
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,209	2,125
Sempra
6.00%, 10/15/2039	1,694	1,727

The accompanying notes are an integral part of these financial statements.

49

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 3.41% – (continued)
Sigeco Securitization I LLC
5.03%, 11/15/2036	$2,411	$2,366
Southern California Edison Co.
1.20%, 02/01/2026	8,873	8,550
2.95%, 02/01/2051	6,220	3,905
3.65%, 03/01/2028	1,200	1,156
3.90%, 12/01/2041	392	305
4.00%, 04/01/2047	4,416	3,399
4.05%, 03/15/2042	800	647
4.13%, 03/01/2048	1,880	1,463
4.88%, 02/01/2027	4,702	4,717
4.90%, 06/01/2026	4,586	4,594
5.75%, 04/15/2054	5,100	5,001
5.88%, 12/01/2053	2,647	2,633
6.05%, 03/15/2039	253	262
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,350
5.05%, 09/01/2034	17,153	16,900
Southern Co.
3.25%, 07/01/2026	4,880	4,779
5.70%, 03/15/2034	3,715	3,792
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	220
3.95%, 10/01/2046	282	218
4.40%, 06/01/2043	160	135
5.75%, 09/15/2033	1,730	1,773
5.88%, 03/15/2041	1,210	1,224
Southern Power Co.
5.15%, 09/15/2041	746	697
Southwest Gas Corp.
3.80%, 09/29/2046	508	375
Southwestern Public Service Co.
4.50%, 08/15/2041	350	301
Toledo Edison Co.
2.65%, 05/01/2028 (1)	1,208	1,110
6.15%, 05/15/2037	680	716
Union Electric Co.
3.65%, 04/15/2045	1,370	1,035
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,688
4.45%, 02/15/2044	126	107
4.65%, 08/15/2043	1,765	1,548
Vistra Operations Co. LLC
5.05%, 12/30/2026 (1)	6,488	6,494
5.13%, 05/13/2025 (1)	13,533	13,518
5.70%, 12/30/2034 (1)	10,639	10,527
6.00%, 04/15/2034 (1)	3,373	3,418
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	203
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	4,977

Total Utilities		615,019

Total Corporate Bonds (Cost: $5,488,095)		5,162,820

The accompanying notes are an integral part of these financial statements.

50

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Government Related – 24.96%
Other Government Related – 1.03%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	$610	$583
American Municipal Power, Inc.
7.50%, 02/15/2050	1,330	1,546
Atlanta Independent School System
5.56%, 03/01/2026	535	540
Bank Gospodarstwa Krajowego
6.25%, 07/09/2054 (1)	532	522
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,744
Bermuda Government International Bond
2.38%, 08/20/2030 (1)	1,765	1,498
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,962
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	405	416
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029 (1)	5,000	5,091
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,170
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,824
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,440	1,522
City of New York NY
5.09%, 10/01/2049	1,335	1,266
5.11%, 10/01/2054	910	861
Curators of the University of Missouri
5.96%, 11/01/2039	3,025	3,104
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	750
Empire State Development Corp.
5.84%, 03/15/2040	2,000	2,023
Export-Import Bank of India
3.88%, 02/01/2028 (1)	3,480	3,362
Fannie Mae
0.00%, 03/17/2031	2,250	1,683
0.88%, 08/05/2030	555	458
1.63%, 01/07/2025	6,247	6,245
6.63%, 11/15/2030	2,550	2,831
7.13%, 01/15/2030	1,500	1,683
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,350
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649	4,044
Finnvera OYJ
2.38%, 06/04/2025 (1)	600	595
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,194
Korea National Oil Corp.
4.75%, 04/03/2026 (1)	1,570	1,568
4.88%, 04/03/2028 (1)	1,760	1,751
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,643
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,092
3.50%, 02/12/2034	3,202	2,547

The accompanying notes are an integral part of these financial statements.

51

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.03% – (continued)
3.75%, 01/11/2028	$3,517	$3,339
3.77%, 05/24/2061	1,753	992
4.35%, 01/15/2047	42	29
4.40%, 02/12/2052	1,340	905
4.60%, 01/23/2046	1,494	1,080
4.60%, 02/10/2048	1,482	1,061
4.75%, 03/08/2044	450	341
5.75%, 10/12/2110	588	450
6.00%, 05/07/2036	4,736	4,457
6.34%, 05/04/2053	2,123	1,889
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,555
New York State Dormitory Authority
5.60%, 03/15/2040	260	258
Ohio State University
4.80%, 06/01/2111	1,102	937
Panama Government International Bond
4.50%, 04/16/2050	935	576
4.50%, 01/19/2063	4,070	2,381
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,893
5.63%, 11/18/2050	190	178
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,735
5.65%, 11/01/2040	435	445
5.65%, 11/01/2040	1,260	1,289
Province of Manitoba Canada
2.13%, 06/22/2026	400	387
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,047
Republic of Poland Government International Bond
5.50%, 03/18/2054	2,147	1,976
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	727
Saudi Government International Bond
2.25%, 02/02/2033 (1)	1,533	1,218
3.45%, 02/02/2061 (1)	1,185	720
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,613
State of California
7.30%, 10/01/2039	3,335	3,797
7.50%, 04/01/2034	5,540	6,320
State of Illinois
5.10%, 06/01/2033	33,849	33,372
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,490
1.50%, 09/15/2031	890	728
2.88%, 02/01/2027	805	782
4.25%, 09/15/2065	1,720	1,401
4.63%, 09/15/2060	1,308	1,172
5.50%, 06/15/2038	57	60
5.88%, 04/01/2036	2,967	3,213
7.13%, 05/01/2030	1,615	1,812
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,706
0.00%, 03/15/2032	1,514	1,058
0.00%, 07/15/2034	370	229

The accompanying notes are an integral part of these financial statements.

52

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.03% – (continued)
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	$1,847	$1,784
0.00%, 06/15/2035	258	151
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,432
University of Michigan
4.45%, 04/01/2122	7,800	6,120
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,288
University of Virginia
2.58%, 11/01/2051	3,150	1,918
4.18%, 09/01/2117	1,540	1,153
West Contra Costa Unified School District
6.25%, 08/01/2030	215	230

Total Other Government Related		185,162

U.S. Treasury Obligations – 23.93%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028 (7)	904	897
2.50%, 01/15/2029 (7)	607	618
3.63%, 04/15/2028 (7)	2,036	2,136
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,193
0.75%, 01/31/2028	73,860	66,364
0.88%, 11/15/2030	20,235	16,556
1.00%, 07/31/2028	32,000	28,488
1.13%, 10/31/2026	75,525	71,397
1.13%, 08/31/2028	6,725	5,998
1.13%, 05/15/2040	1,975	1,188
1.25%, 06/30/2028	90,462	81,508
1.25%, 08/15/2031	15,190	12,396
1.38%, 11/15/2031	86,274	70,500
1.38%, 11/15/2040	50,200	31,071
1.38%, 08/15/2050	40,565	19,780
1.50%, 01/31/2027	822	777
1.50%, 02/15/2030	1,855	1,611
1.63%, 05/15/2031	4,225	3,564
1.63%, 11/15/2050	165,265	86,170
1.75%, 12/31/2026	44,760	42,650
1.75%, 01/31/2029	58,475	52,804
1.75%, 08/15/2041	44,767	28,988
1.88%, 02/28/2029	33,900	30,704
1.88%, 02/15/2032	81,000	68,128
1.88%, 02/15/2041	11,542	7,732
1.88%, 02/15/2051	83,622	46,501
1.88%, 11/15/2051	44,455	24,519
2.00%, 08/15/2025	150	148
2.00%, 11/15/2026	14,125	13,557
2.00%, 11/15/2041	30,264	20,320
2.00%, 02/15/2050	24,856	14,433
2.00%, 08/15/2051	25,211	14,406
2.25%, 02/15/2027	1,530	1,468
2.25%, 05/15/2041	64,459	45,743
2.25%, 08/15/2046	39,102	25,243
2.25%, 08/15/2049	23,090	14,296
2.25%, 02/15/2052	29,025	17,596
2.38%, 03/31/2029	48,825	45,060
2.38%, 02/15/2042	127,479	90,747

The accompanying notes are an integral part of these financial statements.

53

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 23.93% – (continued)
2.38%, 11/15/2049	$38,725	$24,607
2.38%, 05/15/2051	82,250	51,720
2.50%, 02/15/2045	101,390	70,347
2.75%, 05/31/2029	72,805	68,070
2.75%, 08/15/2042	19,600	14,725
2.75%, 11/15/2042	13,300	9,940
2.88%, 04/30/2029	36,460	34,318
2.88%, 05/15/2032	39,595	35,560
2.88%, 05/15/2043	107,560	81,468
2.88%, 05/15/2049	14,905	10,566
2.88%, 05/15/2052	119,856	83,819
3.00%, 11/15/2044	8,240	6,254
3.00%, 02/15/2047	780	578
3.00%, 02/15/2048	870	638
3.00%, 08/15/2048	7,860	5,741
3.00%, 02/15/2049	62,175	45,235
3.00%, 08/15/2052	60,619	43,492
3.13%, 08/31/2027	112,600	109,357
3.13%, 08/31/2029	19,000	17,997
3.13%, 02/15/2043	20,360	16,083
3.13%, 05/15/2048	24,938	18,680
3.25%, 06/30/2029	40,000	38,169
3.25%, 05/15/2042	19,933	16,213
3.38%, 05/15/2033	37,000	34,002
3.38%, 08/15/2042	148,622	122,680
3.50%, 01/31/2028	26,308	25,705
3.50%, 04/30/2028	12,217	11,909
3.50%, 09/30/2029	16,109	15,500
3.50%, 02/15/2033	24,650	22,932
3.63%, 03/31/2028	53,811	52,704
3.63%, 05/31/2028	1,330	1,301
3.63%, 08/31/2029	27,753	26,872
3.63%, 03/31/2030	7,400	7,132
3.63%, 08/15/2043	22,130	18,746
3.63%, 02/15/2044	10,150	8,564
3.63%, 02/15/2053	73,579	59,782
3.63%, 05/15/2053	12,150	9,877
3.75%, 12/31/2028	15,825	15,470
3.75%, 11/15/2043	10,943	9,423
3.88%, 11/30/2027	140,850	139,260
3.88%, 12/31/2029	165,530	161,716
3.88%, 08/15/2040	25,825	23,239
3.88%, 02/15/2043	27,584	24,338
3.88%, 05/15/2043	131,396	115,642
4.00%, 12/15/2027	29,867	29,637
4.00%, 02/29/2028	19,331	19,155
4.00%, 06/30/2028	17,458	17,277
4.00%, 01/31/2029	39,035	38,500
4.00%, 07/31/2029	33,325	32,797
4.00%, 01/31/2031	90,925	88,711
4.00%, 02/15/2034	8,646	8,277
4.00%, 11/15/2042	7,741	6,965
4.13%, 02/15/2027	109,300	109,002
4.13%, 07/31/2028	19,246	19,113
4.13%, 03/31/2029	19,602	19,409
4.13%, 10/31/2029	45,499	44,975
4.13%, 11/30/2029	45,213	44,699
4.13%, 08/31/2030	67,525	66,485

The accompanying notes are an integral part of these financial statements.

54

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 23.93% – (continued)
4.13%, 03/31/2031	$29,075	$28,541
4.13%, 08/15/2044	18,935	17,136
4.13%, 08/15/2053	8,982	8,000
4.25%, 12/31/2026	38,338	38,341
4.25%, 02/28/2029	39,039	38,857
4.25%, 06/30/2029	23,088	22,960
4.25%, 11/15/2034	58,623	57,095
4.25%, 05/15/2039	9,000	8,536
4.25%, 02/15/2054	17,301	15,783
4.25%, 08/15/2054	33,227	30,343
4.38%, 08/15/2026	31,850	31,909
4.38%, 08/31/2028	19,910	19,926
4.38%, 11/30/2028	16,913	16,920
4.38%, 12/31/2029	89,277	89,232
4.38%, 05/15/2034	4,225	4,160
4.38%, 11/15/2039	14,000	13,418
4.38%, 05/15/2041	1,500	1,428
4.38%, 08/15/2043	12,140	11,423
4.50%, 05/31/2029	24,742	24,860
4.50%, 12/31/2031	15,908	15,921
4.50%, 11/15/2033	21,300	21,204
4.50%, 02/15/2044	17,022	16,247
4.63%, 09/30/2028	24,557	24,787
4.63%, 04/30/2029	33,563	33,885
4.63%, 05/15/2044	17,886	17,340
4.63%, 11/15/2044	60,522	58,683
4.63%, 05/15/2054	17,189	16,701
4.75%, 11/15/2043	38,892	38,401
4.75%, 11/15/2053	19,881	19,668
4.88%, 10/31/2028	13,897	14,147
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	795
0.00%, 08/15/2027	4,314	3,844
0.00%, 11/15/2027	4,607	4,060
0.00%, 11/15/2030	7,075	5,393
0.00%, 02/15/2031	26,900	20,246
0.00%, 05/15/2031	21,720	16,148
0.00%, 08/15/2031	14,650	10,757
0.00%, 11/15/2031	14,830	10,751
0.00%, 02/15/2032	46,250	33,111
0.00%, 11/15/2034	2,487	1,555
0.00%, 02/15/2035	1,824	1,126
0.00%, 05/15/2035	1,920	1,172
0.00%, 08/15/2035	175	105
0.00%, 05/15/2036	121	70
0.00%, 11/15/2040	20,090	9,010
0.00%, 02/15/2041	89,420	39,555
0.00%, 08/15/2041	1,425	612
0.00%, 05/15/2043	33,405	13,194
0.00%, 11/15/2043	45,100	17,387
0.00%, 02/15/2046	20,000	6,899
0.00%, 08/15/2046	5,975	2,011
0.00%, 08/15/2048	3,095	945

Total U.S. Treasury Obligations		4,318,226

Total Government Related (Cost: $4,961,391)		4,503,388

The accompanying notes are an integral part of these financial statements.

55

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D (1)(4)	$5,204	$4,347
ACRE Commercial Mortgage 2021-FL4 Ltd.
5.59% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS (1)(2)	1,089	1,090
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	207	206
Alternative Loan Trust 2005-1CB
2.65% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6 (2)(5)	64	4
Alternative Loan Trust 2005-20CB
0.30% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8 (2)(5)	261	6
Alternative Loan Trust 2005-22T1
0.62% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2 (2)(5)	376	17
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	100	84
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.60% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2 (2)(5)	1,273	48
Alternative Loan Trust 2005-54CB
0.40% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2 (2)(5)	325	11
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	82	62
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	37	32
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	47	22
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1 (8)	0	0
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5 (1)(4)(8)	0	0
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35 (1)(4)	27	8
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)	4,260	4,063
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)	4,333	4,145
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C (1)(4)	1,200	734
BAMLL Re-REMIC Trust 2024-FRR4
1.97%, 11/27/2048, Series 2024-FRR4, Class C (1)(4)	9,716	9,265
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO (8)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	10	7
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	424	396
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	14	12
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	8	7
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
6.75%, 04/25/2033, Series 2003-C, Class 3A1 (4)	1	1
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,572

The accompanying notes are an integral part of these financial statements.

56

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	$12,745	$11,972
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,858
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,848
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,376
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	9,186
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	18,701
BANK5 2024-5YR12
5.90%, 12/15/2057, Series 2024-5YR12, Class A3 (4)	17,215	17,734
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4	1,625	1,577
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,348
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	21,896
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5 (4)	8,750	8,409
BBCMS Mortgage Trust 2023-C21
6.30%, 09/15/2056, Series 2023-C21, Class A2 (4)	10,800	11,218
Bear Stearns ARM Trust 2003-2
6.34%, 01/25/2033, Series 2003-2, Class A5 (1)(4)	43	43
Bear Stearns ARM Trust 2003-7
7.28%, 10/25/2033, Series 2003-7, Class 3A (4)	1	1
Bear Stearns ARM Trust 2004-2
4.55%, 05/25/2034, Series 2004-2, Class 14A (4)	20	18
Bear Stearns ARM Trust 2006-1
6.53% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1 (2)	46	43
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	10
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.95%, 01/12/2045, Series 2007-T26, Class X1 (1)(4)(8)	35	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,299	16,704
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,550
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	26,736
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	1,178	1,009
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	18,355
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,709
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,902
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	17,161
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	18,919
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	20,589
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,172

The accompanying notes are an integral part of these financial statements.

57

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Benchmark 2024-V10 Mortgage Trust
4.80%, 09/15/2057, Series 2024-V10, Class A2	$7,675	$7,568
BMO 2024-C9 Mortgage Trust
5.76%, 07/15/2057, Series 2024-C9, Class A5	4,530	4,685
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1 (1)(4)	3,654	3,615
BX Commercial Mortgage Trust 2024-VLT5
5.41%, 11/13/2046, Series 2024-VLT5, Class A (1)(4)	3,453	3,452
Cascade Funding Mortgage Trust 2021-FRR1
1.73%, 02/28/2025, Series 2021-FRR1, Class BK45 (1)(4)	4,450	4,395
CD 2006-CD3 Mortgage Trust
0.19%, 10/15/2048, Series 2006-CD3, Class XS (1)(4)(8)	73	0
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	18,100
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	19,361
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(4)	6,126	5,596
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A (1)(4)	9,482	8,372
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(4)	23,201	20,445
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A (1)(4)	1,656	1,463
Chase Mortgage Finance Trust Series 2007-A1
6.20%, 02/25/2037, Series 2007-A1, Class 9A1 (4)	11	11
6.59%, 02/25/2037, Series 2007-A1, Class 2A1 (4)	16	15
6.62%, 02/25/2037, Series 2007-A1, Class 1A3 (4)	7	7
7.61%, 02/25/2037, Series 2007-A1, Class 7A1 (4)(8)	0	0
Chase Mortgage Finance Trust Series 2007-A2
6.69%, 06/25/2035, Series 2007-A2, Class 2A1 (4)	15	15
7.26%, 06/25/2035, Series 2007-A2, Class 1A1 (4)	3	3
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	11	10
5.75%, 04/25/2034, Series 2004-3, Class A4	7	7
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	42	42
CHL Mortgage Pass-Through Trust 2004-7
5.57%, 06/25/2034, Series 2004-7, Class 2A1 (4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
5.44%, 05/20/2034, Series 2004-HYB1, Class 2A (4)	5	5
CHL Mortgage Pass-Through Trust 2004-HYB3
4.55%, 06/20/2034, Series 2004-HYB3, Class 2A (4)	22	20
CHL Mortgage Pass-Through Trust 2004-HYB6
6.03%, 11/20/2034, Series 2004-HYB6, Class A3 (4)	17	16
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
5.19%, 11/25/2035, Series 2005-22, Class 2A1 (4)	80	65
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(4)	2,150	2,075

The accompanying notes are an integral part of these financial statements.

58

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1 (1)(4)	$8,812	$8,776
CIM Trust 2024-R1
4.75%, 06/25/2064, Series 2024-R1, Class A1 (1)(4)	6,107	5,943
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	17	15
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	709
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,039	9,837
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5 (4)	2,783	2,678
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,254	13,830
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	20,247
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	21,253	20,584
4.01%, 03/10/2051, Series 2018-B2, Class A4	3,370	3,271
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,205	2,009
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1 (8)	0	0
7.74%, 09/25/2033, Series 2003-HYB1, Class A (4)	12	13
Citigroup Mortgage Loan Trust 2009-10
6.57%, 09/25/2033, Series 2009-10, Class 1A1 (1)(4)	31	31
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2 (1)(4)	145	140
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2 (8)	0	0
3.49%, 02/25/2035, Series 2005-1, Class 2A1A (4)	17	14
4.72%, 08/25/2035, Series 2005-5, Class 1A2 (4)	39	32
5.25%, 10/25/2033, Series 2003-1, Class 2A5	4	4
5.50%, 05/25/2035, Series 2005-2, Class 2A11	38	37
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
7.54%, 08/25/2034, Series 2004-UST1, Class A6 (4)	4	4
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1 (1)	516	499
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,359	4,337
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	765
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,260	8,222
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,417
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A (1)(4)	10,975	10,349
Connecticut Avenue Securities Trust 2021-R03
5.42% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1 (1)(2)	2,113	2,112
Connecticut Avenue Securities Trust 2022-R01
6.47% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2 (1)(2)	5,280	5,355
Connecticut Avenue Securities Trust 2023-R05
6.46% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1 (1)(2)	3,816	3,854
Connecticut Avenue Securities Trust 2023-R06
6.27% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1 (1)(2)	1,840	1,847
Connecticut Avenue Securities Trust 2023-R08
6.07% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	3,031	3,045

The accompanying notes are an integral part of these financial statements.

59

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Connecticut Avenue Securities Trust 2024-R01
5.62% (30-day Average SOFR + 1.05%, 1.05% Floor), 01/25/2044, Series 2024-R01, Class 1M1 (1)(2)	$1,020	$1,021
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX (1)(4)(8)	1,714	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	21	15
5.25%, 09/25/2033, Series 2003-21, Class 1A4	18	18
6.68%, 02/25/2033, Series 2003-1, Class DB1 (4)	34	34
7.56%, 06/25/2033, Series 2003-AR15, Class 3A1 (4)	5	5
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,014	6,964
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,816
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,022	13,361
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,782	18,181
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	17	16
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	47	46
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	3	2
5.50%, 10/25/2035, Series 2005-9, Class DX	85	12
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	3,000	2,237
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A (1)(4)	3,164	3,020
CSMC 2020-RPL6 Trust
3.46%, 03/25/2059, Series 2020-RPL6, Class A1 (1)(4)	3,037	3,033
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1 (1)(4)	3,493	3,292
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4 (1)(4)	1,561	1,377
CSMCM 2018-RPL9 Trust
4.20%, 09/25/2057, Series 2018-RPL9, Class CERT (1)(4)	1,670	1,349
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,951
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,963
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	17,597
Fannie Mae
2.00%, 01/01/2040 (9)	980	865
2.00%, 01/01/2055 (9)	13,045	10,148
2.50%, 01/01/2055 (9)	4,645	3,783
3.00%, 01/01/2040 (9)	1,135	1,056
3.00%, 01/01/2055 (9)	94,795	80,501
4.00%, 01/01/2055 (9)	9,235	8,444
4.50%, 01/01/2055 (9)	12,400	11,662
5.00%, 01/01/2055 (9)	51,710	49,903
5.50%, 01/01/2055 (9)	83,620	82,511
6.00%, 01/01/2055 (9)	14,595	14,662
6.50%, 01/01/2055 (9)	11,190	11,421
7.00%, 01/01/2055 (9)	2,860	2,965

The accompanying notes are an integral part of these financial statements.

60

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1 (4)	$28	$28
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	46	47
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	62	64
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	9	9
Fannie Mae Grantor Trust 2004-T2
4.98%, 07/25/2043, Series 2004-T2, Class 2A (4)	34	35
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	80	81
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	160	162
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	68	70
9.29%, 01/25/2044, Series 2004-T3, Class PT1 (4)	12	12
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,474	6,185
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1	3	2
5.00%, 12/25/2033, Series 345, Class 6 (4)(8)	4	0
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2 (2)	200	194
5.23% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1 (2)	630	623
5.50%, 05/25/2036, Series 365, Class 8	16	3
5.50%, 08/25/2036, Series 374, Class 5	11	2
5.50%, 04/25/2037, Series 393, Class 6 (8)	4	0
6.00%, 01/25/2038, Series 383, Class 33	11	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,611
1.50%, 01/01/2031	10,000	8,266
1.50%, 02/01/2036	2,889	2,492
1.50%, 02/01/2036	9,243	7,985
1.50%, 07/01/2036	8,222	7,053
1.50%, 08/01/2036	5,285	4,547
1.50%, 09/01/2036	850	729
1.50%, 11/01/2036	2,785	2,403
1.50%, 05/01/2037	4,438	3,807
1.50%, 11/01/2040	5,337	4,266
1.50%, 03/01/2041	990	791
1.50%, 02/01/2042	1,257	993
1.50%, 10/01/2050	1,764	1,306
1.50%, 11/01/2050	10,565	7,819
1.50%, 12/01/2050	18,308	13,563
1.50%, 01/01/2051	1,400	1,036
1.50%, 02/01/2051	17,147	12,703
1.50%, 07/01/2051	6,343	4,695
1.51%, 11/01/2032 (4)	32,624	25,885
1.56%, 01/01/2031	2,275	1,888
1.73%, 11/01/2031	8,720	7,236
1.76%, 03/01/2032 (4)	14,973	12,301
1.80%, 10/01/2033	7,500	5,948
2.00%, 03/01/2031	3,810	3,580
2.00%, 08/01/2031	814	759
2.00%, 01/01/2032	7,890	7,356
2.00%, 09/01/2035	386	344
2.00%, 04/01/2036	747	661
2.00%, 05/01/2036	5,661	5,008
2.00%, 05/01/2036	6,329	5,611
2.00%, 06/01/2036	6,448	5,759

The accompanying notes are an integral part of these financial statements.

61

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
2.00%, 08/01/2036	$2,686	$2,381
2.00%, 02/01/2037	9,374	8,332
2.00%, 03/01/2037	185	164
2.00%, 03/01/2037	2,919	2,604
2.00%, 06/01/2040	2,375	1,985
2.00%, 07/01/2040	2,248	1,881
2.00%, 09/01/2040	1,289	1,079
2.00%, 01/01/2041	1,187	992
2.00%, 02/01/2041	6,259	5,228
2.00%, 05/01/2041	20,373	17,013
2.00%, 06/01/2041	6,441	5,379
2.00%, 10/01/2041	857	714
2.00%, 02/01/2042	14,347	11,926
2.00%, 04/01/2042	5,196	4,300
2.00%, 08/01/2042	10,786	8,996
2.00%, 05/01/2050	13,298	10,456
2.00%, 06/01/2050	25,069	19,711
2.00%, 09/01/2050	19,178	15,035
2.00%, 10/01/2050	39,044	30,668
2.00%, 11/01/2050	1,243	986
2.00%, 11/01/2050	13,716	10,776
2.00%, 12/01/2050	8,716	6,838
2.00%, 01/01/2051	31,230	24,381
2.00%, 02/01/2051	2,475	1,941
2.00%, 02/01/2051	4,493	3,525
2.00%, 03/01/2051	35,130	27,556
2.00%, 04/01/2051	8,165	6,403
2.00%, 05/01/2051	296	224
2.00%, 07/01/2051	8,865	6,959
2.00%, 07/01/2051	13,663	10,734
2.00%, 08/01/2051	1,930	1,518
2.00%, 08/01/2051	4,422	3,453
2.00%, 08/01/2051	10,680	8,427
2.00%, 09/01/2051	10,820	8,450
2.00%, 10/01/2051	547	431
2.00%, 10/01/2051	1,555	1,212
2.00%, 10/01/2051	1,596	1,248
2.00%, 10/01/2051	8,734	6,948
2.00%, 11/01/2051	6,378	4,995
2.00%, 11/01/2051	8,292	6,489
2.00%, 12/01/2051	10,648	8,426
2.00%, 12/01/2051	11,598	9,204
2.00%, 01/01/2052	12,790	10,058
2.00%, 02/01/2052	4,933	3,891
2.00%, 02/01/2052	5,228	4,088
2.00%, 02/01/2052	8,203	6,572
2.05%, 06/01/2035	2,450	1,887
2.08%, 10/01/2033	9,491	7,730
2.16%, 01/01/2034	6,070	4,836
2.22%, 02/01/2032	5,100	4,271
2.50%, 04/01/2030	519	495
2.50%, 05/01/2030	682	650
2.50%, 11/01/2031	1,044	986
2.50%, 07/01/2032	2,191	2,056
2.50%, 08/01/2032	2,432	2,287
2.50%, 09/01/2032	2,328	2,189
2.50%, 12/01/2034	5,850	5,371
2.50%, 07/01/2035	8,271	7,768

The accompanying notes are an integral part of these financial statements.

62

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
2.50%, 08/01/2035	$1,514	$1,387
2.50%, 08/01/2035	1,937	1,770
2.50%, 08/01/2035	2,902	2,665
2.50%, 09/01/2035	4,031	3,692
2.50%, 10/01/2035	111	101
2.50%, 01/01/2036	10,448	9,568
2.50%, 07/01/2036	3,943	3,620
2.50%, 11/01/2036	4,670	4,254
2.50%, 11/01/2036	10,208	9,310
2.50%, 12/01/2036	1,025	922
2.50%, 04/01/2042	5,040	4,291
2.50%, 01/01/2043	1,062	904
2.50%, 02/01/2043	483	411
2.50%, 10/01/2043	991	843
2.50%, 05/01/2046	423	354
2.50%, 07/01/2046	1,084	906
2.50%, 08/01/2046	392	328
2.50%, 10/01/2046	334	279
2.50%, 03/01/2050	606	500
2.50%, 05/01/2050	8,685	7,195
2.50%, 06/01/2050	5,071	4,210
2.50%, 06/01/2050	12,277	10,168
2.50%, 07/01/2050	10,370	8,599
2.50%, 08/01/2050	4,263	3,515
2.50%, 09/01/2050	2,339	1,949
2.50%, 09/01/2050	6,148	4,928
2.50%, 09/01/2050	7,050	5,796
2.50%, 09/01/2050	10,601	8,783
2.50%, 10/01/2050	6,483	5,402
2.50%, 10/01/2050	35,497	29,094
2.50%, 12/01/2050	430	354
2.50%, 12/01/2050	10,022	8,264
2.50%, 02/01/2051	1,167	971
2.50%, 02/01/2051	3,486	2,878
2.50%, 02/01/2051	4,251	3,468
2.50%, 03/01/2051	9,762	8,000
2.50%, 04/01/2051	22,208	18,261
2.50%, 05/01/2051	5,500	4,614
2.50%, 05/01/2051	9,321	7,663
2.50%, 06/01/2051	9,610	7,897
2.50%, 06/01/2051	12,610	10,332
2.50%, 08/01/2051	926	764
2.50%, 08/01/2051	8,545	7,058
2.50%, 09/01/2051	491	391
2.50%, 09/01/2051	6,353	5,275
2.50%, 09/01/2051	11,082	9,127
2.50%, 10/01/2051	10,249	8,429
2.50%, 10/01/2051	14,342	11,804
2.50%, 11/01/2051	1,192	981
2.50%, 11/01/2051	8,946	7,401
2.50%, 11/01/2051	14,638	12,053
2.50%, 12/01/2051	1,160	957
2.50%, 12/01/2051	6,171	5,077
2.50%, 12/01/2051	11,113	9,192
2.50%, 12/01/2051	11,920	9,867
2.50%, 01/01/2052	9,093	7,492
2.50%, 02/01/2052	806	662
2.50%, 02/01/2052	10,365	8,463

The accompanying notes are an integral part of these financial statements.

63

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
2.50%, 02/01/2052	$13,625	$11,290
2.50%, 03/01/2052	1,895	1,553
2.50%, 03/01/2052	9,550	7,794
2.50%, 04/01/2052	9,094	7,440
2.50%, 05/01/2052	16,071	13,239
2.50%, 05/01/2052	18,314	15,224
2.50%, 05/01/2052	29,263	24,166
2.50%, 09/01/2052	1,020	836
2.50%, 09/01/2052	18,777	15,432
2.50%, 07/01/2061	9,230	7,348
2.50%, 09/01/2061	5,447	4,337
2.50%, 03/01/2062	8,647	6,883
2.52%, 11/01/2029	13,651	12,387
2.58%, 09/01/2028	3,613	3,365
2.59%, 09/01/2028	7,263	6,764
2.62%, 10/01/2028	8,462	7,850
2.67%, 12/01/2035	15,510	12,478
2.68%, 05/01/2025	1,621	1,606
2.83%, 05/01/2027	7,620	7,324
2.90%, 10/01/2029	3,131	2,899
3.00%, 06/01/2027	1,878	1,810
3.00%, 08/01/2028	234	228
3.00%, 09/01/2028	420	410
3.00%, 12/01/2028	150	145
3.00%, 05/01/2030	419	405
3.00%, 08/01/2034	1,459	1,371
3.00%, 09/01/2034	5,040	4,825
3.00%, 10/01/2034	1,652	1,558
3.00%, 03/01/2035	3,281	3,070
3.00%, 10/01/2035	276	258
3.00%, 05/01/2036	496	467
3.00%, 08/01/2036	413	382
3.00%, 03/01/2037	3,273	3,062
3.00%, 05/01/2038	5,748	5,322
3.00%, 05/01/2042	170	150
3.00%, 10/01/2042	1,506	1,329
3.00%, 11/01/2042	1,077	951
3.00%, 12/01/2042	40	35
3.00%, 12/01/2042	345	304
3.00%, 12/01/2042	546	482
3.00%, 01/01/2043	355	313
3.00%, 01/01/2043	539	475
3.00%, 01/01/2043	621	548
3.00%, 01/01/2043	632	560
3.00%, 02/01/2043	300	266
3.00%, 04/01/2043	421	371
3.00%, 04/01/2043	543	479
3.00%, 04/01/2043	970	856
3.00%, 05/01/2043	17	15
3.00%, 05/01/2043	105	93
3.00%, 05/01/2043	651	574
3.00%, 05/01/2043	3,502	3,090
3.00%, 05/01/2043	8,539	7,534
3.00%, 06/01/2043	21	19
3.00%, 06/01/2043	178	157
3.00%, 06/01/2043	211	186
3.00%, 06/01/2043	1,190	1,050
3.00%, 06/01/2043	1,973	1,741

The accompanying notes are an integral part of these financial statements.

64

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.00%, 07/01/2043	$24	$21
3.00%, 07/01/2043	61	53
3.00%, 07/01/2043	208	183
3.00%, 07/01/2043	641	565
3.00%, 07/01/2043	3,061	2,700
3.00%, 08/01/2043	682	602
3.00%, 08/01/2043	1,850	1,633
3.00%, 10/01/2043	43	38
3.00%, 10/01/2043	5,460	4,818
3.00%, 02/01/2044	2,450	2,162
3.00%, 03/01/2044	279	246
3.00%, 04/01/2045	3,242	2,834
3.00%, 05/01/2046	2,367	2,055
3.00%, 09/01/2046	377	328
3.00%, 11/01/2046	830	722
3.00%, 11/01/2046	2,554	2,253
3.00%, 11/01/2046	2,900	2,510
3.00%, 01/01/2047	1,738	1,508
3.00%, 02/01/2047	381	336
3.00%, 03/01/2047	302	262
3.00%, 02/01/2049	11,006	9,711
3.00%, 07/01/2049	672	581
3.00%, 07/01/2049	1,825	1,579
3.00%, 08/01/2049	10,146	8,796
3.00%, 11/01/2049	895	772
3.00%, 11/01/2049	4,529	3,911
3.00%, 12/01/2049	183	158
3.00%, 12/01/2049	618	534
3.00%, 12/01/2049	3,229	2,786
3.00%, 02/01/2050	3,775	3,253
3.00%, 02/01/2050	5,100	4,343
3.00%, 02/01/2050	13,791	11,939
3.00%, 03/01/2050	1,151	990
3.00%, 03/01/2050	1,965	1,696
3.00%, 05/01/2050	311	269
3.00%, 05/01/2050	1,534	1,323
3.00%, 06/01/2050	511	439
3.00%, 06/01/2050	1,826	1,559
3.00%, 07/01/2050	760	658
3.00%, 08/01/2050	1,951	1,672
3.00%, 08/01/2050	4,110	3,538
3.00%, 09/01/2050	1,597	1,382
3.00%, 09/01/2050	4,744	4,081
3.00%, 11/01/2050	337	290
3.00%, 02/01/2051	1,250	1,086
3.00%, 02/01/2051	5,077	4,354
3.00%, 04/01/2051	5,186	4,451
3.00%, 05/01/2051	3,484	2,974
3.00%, 06/01/2051	3,277	2,798
3.00%, 07/01/2051	1,147	984
3.00%, 07/01/2051	5,993	5,093
3.00%, 10/01/2051	1,841	1,570
3.00%, 10/01/2051	14,590	12,531
3.00%, 11/01/2051	2,803	2,386
3.00%, 11/01/2051	3,014	2,622
3.00%, 11/01/2051	3,708	3,184
3.00%, 12/01/2051	17,948	15,462
3.00%, 01/01/2052	8,615	7,336

The accompanying notes are an integral part of these financial statements.

65

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.00%, 02/01/2052	$4,528	$3,889
3.00%, 02/01/2052	8,567	7,373
3.00%, 02/01/2052	14,024	12,044
3.00%, 03/01/2052	10,284	8,795
3.00%, 04/01/2052	7,701	6,665
3.00%, 05/01/2052	23,578	20,075
3.00%, 07/01/2060	7,121	5,938
3.00%, 12/01/2061	9,644	8,036
3.02%, 07/01/2029	7,887	7,364
3.07%, 02/01/2025	4,995	4,974
3.08%, 01/01/2028	8,000	7,755
3.09%, 09/01/2029	7,484	6,946
3.10%, 01/01/2028	6,285	6,016
3.12%, 11/01/2026	870	848
3.12%, 06/01/2035	3,400	2,924
3.13%, 03/01/2027	6,418	6,222
3.14%, 12/01/2026	1,588	1,548
3.19%, 01/01/2033	3,152	2,966
3.19%, 03/01/2036	1,974	1,812
3.22%, 09/01/2032	6,000	5,303
3.25%, 09/01/2026	1,323	1,296
3.25%, 02/01/2027	5,073	4,936
3.34%, 02/01/2027	1,500	1,459
3.39%, 07/01/2034	8,500	7,493
3.45%, 04/01/2035	1,649	1,484
3.50%, 12/01/2029	596	580
3.50%, 05/01/2030	134	130
3.50%, 12/01/2030	477	465
3.50%, 07/01/2032	37	36
3.50%, 11/01/2032	264	255
3.50%, 12/01/2032	92	88
3.50%, 02/01/2033	130	126
3.50%, 02/01/2033	163	156
3.50%, 03/01/2033	862	832
3.50%, 04/01/2033	587	567
3.50%, 06/01/2033	66	63
3.50%, 10/01/2033	3,087	2,949
3.50%, 06/01/2040	671	613
3.50%, 12/01/2040	30	27
3.50%, 02/01/2041	2,651	2,419
3.50%, 11/01/2041	109	99
3.50%, 12/01/2041	91	83
3.50%, 12/01/2041	149	136
3.50%, 12/01/2041	178	163
3.50%, 02/01/2042	105	95
3.50%, 02/01/2042	139	127
3.50%, 04/01/2042	81	74
3.50%, 05/01/2042	2,180	1,986
3.50%, 06/01/2042	534	486
3.50%, 07/01/2042	411	374
3.50%, 07/01/2042	1,364	1,243
3.50%, 07/01/2042	7,327	6,676
3.50%, 08/01/2042	285	259
3.50%, 09/01/2042	224	204
3.50%, 09/01/2042	240	218
3.50%, 09/01/2042	278	252
3.50%, 09/01/2042	1,742	1,588
3.50%, 10/01/2042	114	103

The accompanying notes are an integral part of these financial statements.

66

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.50%, 10/01/2042	$139	$127
3.50%, 10/01/2042	238	217
3.50%, 10/01/2042	392	357
3.50%, 11/01/2042	1,093	996
3.50%, 11/01/2042	2,686	2,436
3.50%, 01/01/2043	251	227
3.50%, 01/01/2043	297	271
3.50%, 02/01/2043	17	15
3.50%, 02/01/2043	28	25
3.50%, 03/01/2043	193	175
3.50%, 03/01/2043	566	515
3.50%, 03/01/2043	1,355	1,233
3.50%, 04/01/2043	578	526
3.50%, 04/01/2043	1,477	1,343
3.50%, 05/01/2043	23	21
3.50%, 05/01/2043	156	142
3.50%, 05/01/2043	539	488
3.50%, 05/01/2043	628	569
3.50%, 07/01/2043	3,539	3,216
3.50%, 08/01/2043	11,429	10,342
3.50%, 04/01/2045	4,425	3,990
3.50%, 06/01/2045	584	524
3.50%, 06/01/2045	2,595	2,332
3.50%, 11/01/2045	1,015	911
3.50%, 12/01/2045	184	165
3.50%, 01/01/2046	3,186	2,860
3.50%, 04/01/2046	447	407
3.50%, 08/01/2046	1,545	1,386
3.50%, 09/01/2046	1,430	1,294
3.50%, 12/01/2046	1,397	1,254
3.50%, 12/01/2046	2,904	2,646
3.50%, 02/01/2047	2,037	1,844
3.50%, 06/01/2047	223	201
3.50%, 11/01/2047	2,227	1,999
3.50%, 12/01/2047	1,561	1,401
3.50%, 01/01/2048	1,845	1,656
3.50%, 04/01/2048	9,664	8,673
3.50%, 08/01/2048	5,470	4,909
3.50%, 08/01/2048	9,535	8,688
3.50%, 10/01/2048	1,906	1,711
3.50%, 03/01/2050	7,876	6,988
3.50%, 02/01/2052	7,882	7,010
3.50%, 03/01/2052	1,226	1,096
3.50%, 04/01/2052	14,918	13,222
3.50%, 05/01/2052	5,033	4,477
3.50%, 06/01/2052	8,853	7,886
3.50%, 06/01/2052	13,656	12,129
3.50%, 08/01/2052	8,331	7,564
3.50%, 01/01/2058	6,679	6,021
3.50%, 03/01/2060	5,678	4,982
3.50%, 02/01/2062	2,881	2,488
3.50%, 03/01/2062	8,564	7,440
3.50%, 12/01/2062	7,533	6,608
3.53%, 04/01/2033	12,230	11,093
3.54%, 06/01/2032	15,495	14,119
3.54%, 11/01/2032	10,031	9,137
3.55%, 02/01/2030	1,500	1,421
3.57%, 06/01/2028	8,174	7,876

The accompanying notes are an integral part of these financial statements.

67

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.64%, 01/01/2025	$488	$487
3.66%, 03/01/2027	2,150	2,108
3.77%, 12/01/2025	1,609	1,597
3.80%, 09/01/2032	9,609	8,928
3.81%, 12/01/2028	7,000	6,770
3.90%, 02/01/2033	12,350	11,475
4.00%, 06/01/2033	246	241
4.00%, 12/01/2033	20	19
4.00%, 05/01/2037	2,790	2,681
4.00%, 10/01/2037	538	516
4.00%, 07/01/2040	1,528	1,442
4.00%, 08/01/2040	48	45
4.00%, 09/01/2040	385	363
4.00%, 12/01/2040	79	73
4.00%, 12/01/2040	331	312
4.00%, 01/01/2041	70	66
4.00%, 01/01/2041	161	152
4.00%, 01/01/2041	300	283
4.00%, 01/01/2041	342	323
4.00%, 01/01/2041	397	375
4.00%, 01/01/2041	537	507
4.00%, 01/01/2041	552	521
4.00%, 02/01/2041	20	19
4.00%, 02/01/2041	603	569
4.00%, 03/01/2041	2,288	2,159
4.00%, 09/01/2041	65	62
4.00%, 10/01/2041	330	310
4.00%, 10/01/2041	383	361
4.00%, 12/01/2041	498	469
4.00%, 12/01/2041	599	565
4.00%, 01/01/2042	917	864
4.00%, 03/01/2042	22	21
4.00%, 07/01/2042	146	137
4.00%, 07/01/2042	169	159
4.00%, 07/01/2042	179	168
4.00%, 07/01/2042	210	197
4.00%, 08/01/2042	1,971	1,860
4.00%, 12/01/2042	135	126
4.00%, 04/01/2043	2,889	2,720
4.00%, 07/01/2043	330	310
4.00%, 11/01/2043	890	835
4.00%, 12/01/2043	41	39
4.00%, 12/01/2043	567	530
4.00%, 07/01/2044	789	737
4.00%, 09/01/2044	317	296
4.00%, 12/01/2044	8,652	8,120
4.00%, 01/01/2045	2,116	1,966
4.00%, 07/01/2045	2,329	2,164
4.00%, 10/01/2045	229	212
4.00%, 12/01/2045	317	295
4.00%, 12/01/2045	1,260	1,170
4.00%, 01/01/2046	765	710
4.00%, 08/01/2046	1,066	989
4.00%, 03/01/2047	2,262	2,100
4.00%, 03/01/2047	2,315	2,140
4.00%, 06/01/2047	1,258	1,169
4.00%, 08/01/2047	2,442	2,270
4.00%, 11/01/2047	2,063	1,913

The accompanying notes are an integral part of these financial statements.

68

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
4.00%, 01/01/2048	$2,266	$2,091
4.00%, 01/01/2048	3,723	3,457
4.00%, 03/01/2048	827	767
4.00%, 03/01/2048	4,711	4,382
4.00%, 06/01/2048	4,862	4,508
4.00%, 09/01/2048	267	248
4.00%, 10/01/2048	233	216
4.00%, 03/01/2049	2,829	2,622
4.00%, 05/01/2049	7,949	7,468
4.00%, 07/01/2049	393	361
4.00%, 07/01/2049	1,794	1,672
4.00%, 10/01/2049	2,344	2,196
4.00%, 01/01/2050	2,979	2,760
4.00%, 05/01/2050	2,218	2,053
4.00%, 07/01/2050	2,069	1,911
4.00%, 04/01/2052	5,534	5,070
4.00%, 04/01/2052	9,777	8,960
4.00%, 06/01/2052	4,646	4,307
4.00%, 06/01/2052	11,178	10,242
4.00%, 07/01/2052	10,841	9,936
4.00%, 07/01/2052	11,893	11,000
4.00%, 09/01/2052	17,582	16,105
4.00%, 12/01/2052	3,176	2,932
4.00%, 12/01/2052	19,691	18,020
4.00%, 09/01/2063	2,787	2,563
4.09%, 07/01/2030	11,800	11,428
4.18%, 11/01/2030	3,417	3,310
4.19%, 04/01/2033	1,565	1,488
4.19%, 04/01/2033	8,000	7,606
4.32%, 03/01/2030	12,400	12,165
4.32%, 06/01/2033	4,991	4,778
4.37%, 03/01/2033	3,125	3,007
4.47%, 12/01/2026 (4)	498	497
4.50%, 08/01/2029	32	31
4.50%, 09/01/2029	35	35
4.50%, 01/01/2030	66	65
4.50%, 10/01/2033	1,280	1,251
4.50%, 11/01/2033	4	4
4.50%, 09/01/2034	5	5
4.50%, 04/01/2039	2,282	2,233
4.50%, 11/01/2039	7	7
4.50%, 08/01/2040	1,072	1,039
4.50%, 08/01/2040	1,098	1,064
4.50%, 12/01/2040	446	432
4.50%, 12/01/2040	1,588	1,539
4.50%, 03/01/2041	398	385
4.50%, 04/01/2041	224	217
4.50%, 05/01/2041	309	299
4.50%, 05/01/2041	2,564	2,486
4.50%, 07/01/2041	95	92
4.50%, 08/01/2041	719	697
4.50%, 01/01/2042	846	820
4.50%, 11/01/2042	2,256	2,188
4.50%, 02/01/2046	2,644	2,564
4.50%, 08/01/2047	285	273
4.50%, 07/01/2048	1,498	1,430
4.50%, 07/01/2049	2,087	1,995
4.50%, 03/01/2050	7,618	7,268

The accompanying notes are an integral part of these financial statements.

69

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
4.50%, 06/01/2051	$10,768	$10,319
4.50%, 08/01/2052	7,675	7,233
4.50%, 09/01/2052	15,574	14,678
4.50%, 10/01/2052	7,702	7,282
4.50%, 11/01/2052	12,232	11,529
4.50%, 01/01/2053	2,276	2,145
4.50%, 04/01/2053	3,963	3,731
4.50%, 04/01/2056	6,184	5,873
4.50%, 06/01/2062	7,422	6,983
4.52%, 10/01/2033	5,005	4,851
4.55%, 09/01/2033	11,627	11,373
4.56% (ECOFC + 1.25%, 2.17% Floor, 12.65% Cap), 09/01/2027 (2)	1	1
4.59%, 04/01/2033	12,165	11,830
4.63% (ECOFC + 1.25%, 3.61% Floor, 13.15% Cap), 03/01/2029 (2)(8)	0	0
4.77%, 08/01/2026	544	546
4.97%, 12/01/2030	8,172	8,227
4.97%, 12/01/2032	6,241	6,233
4.98%, 11/01/2032	7,522	7,561
5.00%, 05/01/2028	3	3
5.00%, 04/01/2031	22	22
5.00%, 12/01/2032 (8)	0	0
5.00%, 06/01/2033	4	4
5.00%, 07/01/2033	5	5
5.00%, 07/01/2033	6	6
5.00%, 11/01/2033	1	1
5.00%, 11/01/2033	14	14
5.00%, 11/01/2033	1,025	1,016
5.00%, 04/01/2034	33	33
5.00%, 05/01/2034	13	13
5.00%, 12/01/2034	10	10
5.00%, 01/01/2035	6	6
5.00%, 02/01/2035	178	177
5.00%, 02/01/2035	903	896
5.00%, 06/01/2035	163	162
5.00%, 07/01/2035	4	4
5.00%, 07/01/2035	778	771
5.00%, 07/01/2035	909	901
5.00%, 09/01/2035	21	21
5.00%, 10/01/2035	81	81
5.00%, 11/01/2035	193	191
5.00%, 01/01/2036	16	16
5.00%, 02/01/2036	12	12
5.00%, 07/01/2037	228	227
5.00%, 01/01/2039	761	755
5.00%, 09/01/2039	41	41
5.00%, 04/01/2040	87	87
5.00%, 08/01/2040	88	88
5.00%, 05/01/2041	43	43
5.00%, 05/01/2042	705	703
5.00%, 09/01/2043	294	291
5.00%, 01/01/2048	360	354
5.00%, 05/01/2048	884	871
5.00%, 01/01/2049	3,128	3,082
5.00%, 06/01/2052	6,766	6,552
5.00%, 07/01/2052	429	415
5.00%, 08/01/2052	8,606	8,334
5.00%, 08/01/2052	9,321	9,026
5.00%, 10/01/2052	20,344	19,698

The accompanying notes are an integral part of these financial statements.

70

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.00%, 02/01/2053	$7,051	$6,824
5.00%, 03/01/2053	14,016	13,564
5.00%, 06/01/2053	15,220	14,702
5.00%, 02/01/2054	988	955
5.00%, 03/01/2062	4,264	4,150
5.43%, 10/01/2032	2,237	2,295
5.50%, 07/01/2025 (8)	0	0
5.50%, 11/01/2032	25	25
5.50%, 02/01/2033	1	1
5.50%, 03/01/2033	24	24
5.50%, 04/01/2033	17	17
5.50%, 07/01/2033	3	3
5.50%, 09/01/2033	64	65
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	30	30
5.50%, 01/01/2034	3	3
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	6	6
5.50%, 10/01/2034	10	10
5.50%, 02/01/2035	20	20
5.50%, 12/01/2035	8	8
5.50%, 04/01/2036	22	22
5.50%, 05/01/2036	19	19
5.50%, 05/01/2036	29	30
5.50%, 11/01/2036	8	8
5.50%, 03/01/2037	150	152
5.50%, 04/01/2037	47	48
5.50%, 05/01/2037	50	51
5.50%, 01/01/2038	36	36
5.50%, 05/01/2038	9	9
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	44	44
5.50%, 06/01/2038	329	330
5.50%, 09/01/2038	267	270
5.50%, 06/01/2039	13	13
5.50%, 09/01/2039	17	17
5.50%, 12/01/2039	25	25
5.50%, 01/01/2040	206	207
5.50%, 11/01/2052	6,442	6,391
5.50%, 02/01/2053	6,948	6,902
5.50%, 03/01/2053	7,730	7,652
5.50%, 03/01/2053	27,524	27,170
5.50%, 04/01/2053	1,868	1,844
5.50%, 11/01/2053	11,180	11,043
5.50%, 09/01/2054	2,678	2,651
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.53%, 1.53% Floor, 10.10% Cap), 01/01/2035 (2)	3	3
6.00%, 07/01/2026	2	2
6.00%, 07/01/2027	5	5
6.00%, 11/01/2027	3	3
6.00%, 12/01/2027	9	9
6.00%, 01/01/2028	16	16
6.00%, 10/01/2028	10	10
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	7	7
6.00%, 12/01/2032	7	7
6.00%, 12/01/2032	43	45

The accompanying notes are an integral part of these financial statements.

71

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.00%, 03/01/2033 (8)	$0	$0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	6	6
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	4	4
6.00%, 09/01/2033	6	6
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	31	32
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	104	107
6.00%, 11/01/2036	13	14
6.00%, 03/01/2037	21	21
6.00%, 09/01/2037	30	31
6.00%, 04/01/2038	8	8
6.00%, 05/01/2038	81	84
6.00%, 11/01/2038	28	29
6.00%, 12/01/2039	419	435
6.00%, 10/01/2040	534	553
6.00%, 07/01/2041	1,431	1,484
6.00%, 11/01/2048	19	19
6.00%, 02/01/2053	6,546	6,583
6.00%, 07/01/2053	5,441	5,562
6.00%, 09/01/2053	11,055	11,114
6.00%, 10/01/2053	4,999	5,063
6.00%, 11/01/2053	5,061	5,089
6.00%, 06/01/2054	1,003	1,011
6.00%, 07/01/2054	10,741	10,828
6.00%, 10/01/2054	13,051	13,241
6.08% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034 (2)	1	1
6.11% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037 (2)	8	8
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034 (2)(8)	0	0
6.29% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.41% Cap), 01/01/2038 (2)(8)	0	0
6.31% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.44%, 1.44% Floor, 10.34% Cap), 11/01/2033 (2)	14	14
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.81% Cap), 04/01/2037 (2)	6	6
6.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035 (2)	5	6
6.41% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.01% Cap), 12/01/2036 (2)	11	11
6.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034 (2)	11	11
6.47% (1 Year CMT Index + 2.10%, 2.10% Floor, 12.10% Cap), 07/01/2035 (2)(8)	0	0
6.50%, 08/01/2026	5	5
6.50%, 03/01/2029	3	3
6.50%, 11/01/2029	88	90
6.50%, 08/01/2031	5	5
6.50%, 02/01/2032	15	15
6.50%, 01/01/2036	65	66
6.50%, 07/01/2036	2	3
6.50%, 08/01/2036	49	50
6.50%, 10/01/2036	13	13
6.50%, 01/01/2037	28	28
6.50%, 08/01/2037	10	11
6.50%, 08/01/2037	17	18

The accompanying notes are an integral part of these financial statements.

72

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.50%, 10/01/2037	$23	$24
6.50%, 10/01/2038	28	28
6.50%, 10/01/2038	108	111
6.57% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.32% Cap), 10/01/2036 (2)	4	4
6.57% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036 (2)(8)	0	0
6.58% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.59% Cap), 11/01/2034 (2)	1	1
6.62% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.64% Cap), 01/01/2036 (2)	8	9
6.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.15%, 1.24% Floor, 10.94% Cap), 11/01/2037 (2)	29	29
6.67% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036 (2)	15	15
6.74% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034 (2)	2	2
6.74% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 10.88% Cap), 01/01/2035 (2)	45	45
6.74% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033 (2)	19	19
6.75% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.34%, 1.34% Floor, 12.10% Cap), 07/01/2037 (2)	11	11
6.83% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036 (2)	32	33
6.83% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037 (2)	35	36
6.91% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.43%, 1.43% Floor, 12.56% Cap), 01/01/2037 (2)	15	15
7.00%, 09/01/2027 (8)	0	0
7.00%, 01/01/2029 (8)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	24	25
7.00%, 02/01/2036	6	6
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	20	20
7.00%, 09/01/2038	29	30
7.00%, 10/01/2038	30	31
7.00%, 11/01/2038	24	25
7.00%, 12/01/2038	72	75
7.00%, 01/01/2039	98	102
7.00%, 09/01/2054	5,986	6,230
7.00% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.49%, 1.49% Floor, 9.86% Cap), 10/01/2034 (2)	3	3
7.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035 (2)	4	4
7.05% (1 Year CMT Index + 2.28%, 2.28% Floor, 9.71% Cap), 04/01/2035 (2)	9	9
7.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036 (2)	5	5
7.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036 (2)	18	18
7.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035 (2)	3	3
7.12% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036 (2)	2	2
7.14% (1 Year CMT Index + 2.07%, 2.08% Floor, 10.61% Cap), 11/01/2037 (2)	11	11
7.15% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.79% Floor, 11.11% Cap), 05/01/2036 (2)	1	1
7.18% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 12.66% Cap), 02/01/2037 (2)	16	16
7.24% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.41% Cap), 10/01/2035 (2)	19	20
7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.10% Cap), 02/01/2037 (2)	9	9

The accompanying notes are an integral part of these financial statements.

73

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 11.01% Cap), 02/01/2035 (2)	$1	$2
7.26% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037 (2)	2	2
7.28% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.08% Cap), 09/01/2037 (2)	7	7
7.30% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034 (2)	15	15
7.34% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.59%, 1.59% Floor, 10.62% Cap), 08/01/2036 (2)	21	22
7.34% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.35% Cap), 07/01/2037 (2)	20	20
7.35% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033 (2)	10	10
7.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034 (2)	5	5
7.37% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.71%, 1.71% Floor, 11.33% Cap), 09/01/2035 (2)	1	1
7.40% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034 (2)	1	1
7.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036 (2)	11	11
7.46% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.22% Cap), 10/01/2034 (2)	9	9
7.48% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036 (2)	17	17
7.50%, 01/01/2035	9	9
7.50%, 03/01/2035	12	12
7.50%, 05/01/2037	7	7
7.50%, 10/01/2037	53	55
7.50%, 11/01/2037	16	17
7.50%, 11/01/2038	14	14
7.50%, 04/01/2039	63	66
7.51% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.82% Cap), 10/01/2036 (2)	36	37
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.40% Cap), 07/01/2036 (2)	9	9
7.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037 (2)	14	15
7.59% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.15% Cap), 09/01/2033 (2)	3	3
7.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.33% Cap), 06/01/2036 (2)	7	7
7.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037 (2)	4	4
7.67% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.17% Cap), 03/01/2036 (2)	66	69
7.69% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.12% Cap), 06/01/2036 (2)	11	11
7.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.53% Cap), 10/01/2036 (2)	14	14
7.75% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036 (2)	3	3
8.00%, 03/01/2027	1	1
8.00%, 06/01/2027	1	1
8.00%, 06/01/2028 (8)	0	0
8.00%, 11/01/2028	5	5
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
8.15% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037 (2)	30	31
8.50%, 05/01/2025 (8)	0	0
Fannie Mae REMIC Trust 2003-W1
4.76%, 12/25/2042, Series 2003-W1, Class 1A1 (4)	50	49
5.16%, 12/25/2042, Series 2003-W1, Class 2A (4)	14	14

The accompanying notes are an integral part of these financial statements.

74

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Fannie Mae REMIC Trust 2003-W4
5.22%, 10/25/2042, Series 2003-W4, Class 2A (4)	$7	$7
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	181	184
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	42	43
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	70	72
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	39	40
Fannie Mae REMIC Trust 2007-W1
6.23%, 08/25/2047, Series 2007-W10, Class 2A (4)	5	5
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	12	12
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	10	8
Fannie Mae REMIC Trust 2007-W7
11.08% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4 (2)(5)	7	8
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	123	126
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO (8)	0	0
0.00%, 04/25/2032, Series 2002-21, Class LO (8)	0	0
0.00%, 12/25/2032, Series 2004-59, Class BG	3	3
0.00%, 05/25/2033, Series 2003-35, Class EA	2	2
0.00%, 08/25/2033, Series 2003-132, Class OA (8)	0	0
0.00%, 12/25/2033, Series 2006-44, Class P	32	27
0.00%, 03/25/2034, Series 2004-46, Class EP	9	9
0.00%, 09/25/2035, Series 2005-90, Class PO (8)	0	0
0.00%, 10/25/2035, Series 2010-39, Class OT	8	7
0.00%, 03/25/2036, Series 2006-16, Class OA	5	5
0.00%, 03/25/2036, Series 2006-8, Class WQ	70	56
0.00%, 04/25/2036, Series 2006-23, Class KO	5	5
0.00%, 04/25/2036, Series 2006-27, Class OH	9	8
0.00%, 04/25/2036, Series 2006-22, Class AO	19	17
0.00%, 06/25/2036, Series 2006-43, Class PO	6	5
0.00%, 06/25/2036, Series 2006-44, Class GO	12	10
0.00%, 06/25/2036, Series 2006-43, Class DO	18	15
0.00%, 06/25/2036, Series 2006-50, Class JO	39	32
0.00%, 06/25/2036, Series 2006-50, Class PS	48	42
0.00%, 07/25/2036, Series 2006-58, Class AP	4	3
0.00%, 07/25/2036, Series 2006-58, Class PO	7	6
0.00%, 07/25/2036, Series 2006-65, Class QO	13	11
0.00%, 08/25/2036, Series 2006-72, Class TO	4	3
0.00%, 08/25/2036, Series 2006-79, Class DO	9	8
0.00%, 08/25/2036, Series 2006-79, Class OP	14	11
0.00%, 08/25/2036, Series 2006-72, Class GO	22	19
0.00%, 09/25/2036, Series 2008-42, Class AO	6	5
0.00%, 09/25/2036, Series 2006-90, Class AO	8	7
0.00%, 09/25/2036, Series 2006-86, Class OB	14	11
0.00%, 11/25/2036, Series 2006-109, Class PO	4	4
0.00%, 11/25/2036, Series 2006-111, Class EO	11	9
0.00%, 11/25/2036, Series 2006-110, Class PO	20	17
0.00%, 12/25/2036, Series 2006-119, Class PO	6	5
0.00%, 12/25/2036, Series 2006-115, Class OK	11	8
0.00%, 01/25/2037, Series 2006-128, Class PO	12	10
0.00%, 01/25/2037, Series 2009-70, Class CO	36	30

The accompanying notes are an integral part of these financial statements.

75

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
0.00%, 03/25/2037, Series 2007-14, Class OP	$10	$9
0.00%, 04/25/2037, Series 2007-28, Class EO	29	24
0.00%, 05/25/2037, Series 2007-42, Class AO	1	1
0.00%, 07/25/2037, Series 2007-67, Class PO	22	19
0.00%, 10/25/2037, Series 2009-86, Class OT	200	165
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	17	14
0.00%, 06/25/2040, Series 2010-63, Class AP	27	23
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA (2)(5)	132	3
0.00%, 09/25/2043, Series 2013-92, Class PO	456	333
0.00%, 10/25/2043, Series 2013-101, Class DO	358	251
0.00%, 12/25/2043, Series 2013-128, Class PO	786	568
0.18% (30-day Average SOFR + 4.75%, 4.75% Cap), 09/25/2052, Series 2022-63, Class SB (2)(5)	14,686	487
1.07% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS (2)(5)	39	36
1.10% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS (2)(5)	15	1
1.17% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB (2)(5)	68	4
1.17% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA (2)(5)	56	4
1.22% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS (2)(5)	18	1
1.23% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI (2)(5)	62	5
1.24%, 04/25/2041, Series 2011-30, Class LS (4)	182	10
1.32% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD (2)(5)	170	14
1.37% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP (2)(5)	4,006	436
1.38% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS (2)(5)	9,365	857
1.40% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC (2)(5)(8)	2	0
1.40%, 01/25/2038, Series 2007-116, Class HI (4)	123	7
1.42% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI (2)(5)	28	1
1.42% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI (2)(5)	16	1
1.42% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH (2)(5)	60	4
1.42% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB (2)(5)	37	3
1.50% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC (2)(5)	22	1
1.52% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS (2)(5)	22	1
1.55% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI (2)(5)	27	2
1.57% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST (2)(5)	49	4
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ (2)(5)(8)	10	0
1.68% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA (2)(5)(8)	3	0
1.72% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK (2)(5)	155	15
1.72% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI (2)(5)	71	5
1.72% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S (2)(5)	22	2
1.74% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB (2)(5)	37	2
1.74% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH (2)(5)	6	6
1.76% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES (2)(5)	80	7
1.76% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX (2)(5)	8	7
1.77% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM (2)(5)	57	5
1.77% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA (2)(5)	80	9
1.78% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES (2)(5)	87	8
1.82% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG (2)(5)	93	10
1.84% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG (2)(5)	14	1
1.85% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA (2)(5)	264	35
1.86% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI (2)(5)	77	7
1.87% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS (2)(5)	39	3
1.90% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US (2)(5)	48	5
1.94% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI (2)(5)	53	5
1.97% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS (2)(5)	47	3
1.97% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS (2)(5)	13	1
2.00%, 06/25/2041, Series 2021-31, Class AB	2,776	2,467
2.00%, 12/25/2043, Series 2020-35, Class MA	1,355	1,265
2.00%, 06/25/2046, Series 2020-51, Class BA	3,638	3,140
2.02% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN (2)(5)	255	22

The accompanying notes are an integral part of these financial statements.

76

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
2.03% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S (2)(5)	$23	$2
2.06% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ (2)(5)	45	44
2.08% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU (2)(5)	11	11
2.17% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA (2)(5)	13	1
2.22% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN (2)(5)	27	3
2.30%, 06/25/2038, Series 2008-46, Class HI (4)	24	1
2.31% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA (2)(5)	28	3
2.47% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX (2)(5)	228	30
2.50%, 11/25/2042, Series 2012-128, Class MP	981	869
2.52% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI (2)(5)	13	1
2.92% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S (2)(5)	33	2
2.92% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB (2)(5)	33	3
3.00%, 12/25/2028, Series 2013-118, Class YL	946	928
3.00%, 10/25/2033, Series 2013-100, Class WB	573	543
3.00%, 02/25/2043, Series 2013-81, Class TA	248	242
3.00%, 01/25/2046, Series 2016-38, Class NA	832	755
3.29% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC (2)(5)	74	69
3.50%, 04/25/2031, Series 2011-31, Class DB	244	236
3.50%, 09/25/2033, Series 2013-90, Class DL	1,259	1,213
3.50%, 03/25/2042, Series 2013-136, Class QB	508	467
3.50%, 02/25/2043, Series 2013-4, Class AJ	109	100
3.50%, 11/25/2057, Series 2019-7, Class CA	2,656	2,506
3.62% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK (2)(5)	3	3
4.00%, 04/25/2033, Series 2003-22, Class UD	71	69
4.00%, 05/25/2033, Series 2003-42, Class GB	6	6
4.00%, 04/25/2041, Series 2014-21, Class KW	289	287
4.10% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP (2)(5)	1	1
4.42% (30-day Average SOFR + 8.99%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA (2)(5)(8)	0	0
4.44% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL (2)(5)	5	5
4.50% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX (2)(5)(8)	0	0
4.50%, 10/25/2036, Series 2009-19, Class PW	60	59
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,466
4.63% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP (2)(5)	12	11
4.69% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD (2)(5)	5	5
4.79% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE (2)(5)	12	12
4.87% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY (2)(5)	5	5
4.91% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1 (2)	22	22
4.91% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2 (2)	97	95
4.93% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK (2)	44	43
4.93% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD (2)	16	15
4.97% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC (2)	99	98
4.98% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL (2)	17	17
4.99% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS (2)(5)	10	9
5.00%, 03/25/2029, Series 2009-11, Class NB	4	4
5.00%, 11/25/2032, Series 2002-71, Class AP	3	3
5.00%, 03/25/2033, Series 2003-14, Class TI (8)	3	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	14	13
5.00%, 07/25/2038, Series 2008-60, Class JC	18	18
5.00%, 07/25/2039, Series 2009-52, Class PI	29	5
5.00%, 08/25/2039, Series 2009-59, Class HB	113	113
5.00%, 09/25/2039, Series 2009-65, Class MT	31	31
5.00%, 06/25/2040, Series 2010-64, Class DM	120	120
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,285	2,175
5.00%, 09/25/2040, Series 2010-102, Class PN	85	85
5.01% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2 (2)	167	168
5.03% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF (2)	36	36

The accompanying notes are an integral part of these financial statements.

77

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.03% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF (2)	$39	$38
5.05% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB (2)	26	26
5.08% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF (2)	9	9
5.08% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA (2)	68	67
5.08% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW (2)	12	12
5.08% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA (2)	85	84
5.13% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB (2)	9	9
5.13% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA (2)	124	122
5.14% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL (2)	11	11
5.17% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB (2)(5)	6	6
5.17% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES (2)(5)	10	10
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG (2)	22	22
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC (2)	14	14
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF (2)	12	12
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF (2)	49	49
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC (2)	57	56
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB (2)	382	377
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F (2)	154	152
5.23% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA (2)	23	23
5.27% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB (2)(5)	7	7
5.28% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ (2)	6	6
5.28% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD (2)	22	21
5.29% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS (2)(5)	1	1
5.43% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F (2)	43	43
5.43% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC (2)	15	15
5.47% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV (2)(5)	2	2
5.48% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH (2)	84	84
5.50%, 08/25/2025, Series 2005-67, Class EY	3	3
5.50%, 01/25/2026, Series 2005-121, Class DX (8)	0	0
5.50%, 04/18/2029, Series 1999-18, Class Z (8)	0	0
5.50%, 12/25/2032, Series 2002-78, Class Z	39	40
5.50%, 08/25/2033, Series 2003-72, Class IE	81	11
5.50%, 08/25/2033, Series 2003-73, Class HC	33	34
5.50%, 10/25/2033, Series 2003-105, Class AZ	246	251
5.50%, 04/25/2034, Series 2004-17, Class H	80	82
5.50%, 07/25/2034, Series 2004-50, Class VZ	153	156
5.50%, 08/25/2035, Series 2005-68, Class PG	27	28
5.50%, 08/25/2035, Series 2005-73, Class ZB	282	288
5.50%, 12/25/2035, Series 2005-110, Class GL	181	185
5.50%, 03/25/2036, Series 2006-16, Class HZ	16	17
5.50%, 03/25/2036, Series 2006-12, Class BZ	71	73
5.50%, 03/25/2036, Series 2006-8, Class JZ	87	89
5.50%, 01/25/2037, Series 2006-128, Class BP	3	2
5.50%, 07/25/2037, Series 2007-70, Class Z	54	55
5.50%, 08/25/2037, Series 2007-76, Class AZ	6	6
5.50%, 07/25/2038, Series 2011-47, Class ZA	64	65
5.50%, 10/25/2039, Series 2009-86, Class IP	72	13
5.50%, 06/25/2040, Series 2010-58, Class MB	265	269
5.50%, 07/25/2040, Series 2010-71, Class HJ	104	106
5.50%, 10/25/2040, Series 2010-111, Class AM	360	368
5.51%, 07/25/2051, Series 2011-58, Class WA (4)	18	17
5.58% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA (2)	14	14
5.67% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG (2)(5)	11	11
5.75%, 06/25/2033, Series 2003-47, Class PE	23	23
5.75%, 07/25/2035, Series 2005-66, Class ZH	740	757
5.75%, 10/25/2035, Series 2005-84, Class XM	18	18
5.83%, 02/25/2051, Series 2011-2, Class WA (4)	29	29
5.90% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S (2)(5)	3	3

The accompanying notes are an integral part of these financial statements.

78

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.99%, 09/25/2039, Series 2009-69, Class WA (4)	$38	$38
6.00%, 07/18/2028, Series 1998-36, Class ZB	1	1
6.00%, 12/25/2028, Series 1998-66, Class C (8)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	10	1
6.00%, 11/25/2031, Series 2001-60, Class PX	16	16
6.00%, 04/25/2032, Series 2002-15, Class ZA	43	44
6.00%, 11/25/2032, Series 2011-39, Class ZA	127	131
6.00%, 05/25/2033, Series 2003-39, Class IO (4)(8)	3	0
6.00%, 05/25/2033, Series 2003-34, Class AX	12	12
6.00%, 05/25/2033, Series 2003-34, Class GE	31	32
6.00%, 05/25/2033, Series 2003-34, Class ED	50	52
6.00%, 12/25/2035, Series 2005-109, Class PC	2	2
6.00%, 07/25/2036, Series 2006-71, Class ZL	148	153
6.00%, 03/25/2037, Series 2007-18, Class MZ	110	113
6.00%, 05/25/2037, Series 2007-42, Class B	47	48
6.00%, 08/25/2037, Series 2007-78, Class CB	6	6
6.00%, 08/25/2037, Series 2007-78, Class PE	12	12
6.00%, 08/25/2037, Series 2007-76, Class ZG	16	16
6.00%, 08/25/2037, Series 2007-81, Class GE	24	25
6.00%, 08/25/2039, Series 2009-60, Class HT	141	147
6.01%, 10/25/2037, Series 2007-106, Class A7 (4)	19	18
6.07% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW (2)(5)	5	6
6.14%, 03/25/2040, Series 2010-16, Class WB (4)	79	80
6.28%, 02/25/2040, Series 2010-1, Class WA (4)	17	17
6.33%, 12/25/2039, Series 2009-99, Class WA (4)	88	89
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.43%, 03/25/2040, Series 2010-16, Class WA (4)	63	64
6.50%, 04/25/2027, Series 1997-32, Class PG	1	1
6.50%, 07/18/2027, Series 1997-42, Class ZC (8)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	3	3
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	7	7
6.50%, 05/25/2032, Series 2002-28, Class PK	15	15
6.50%, 06/25/2032, Series 2002-37, Class Z	7	7
6.50%, 07/25/2032, Series 2006-130, Class GI	20	2
6.50%, 08/25/2032, Series 2002-48, Class GH	16	17
6.50%, 02/25/2033, Series 2003-9, Class NZ	7	8
6.50%, 05/25/2033, Series 2003-33, Class IA	27	4
6.50%, 07/25/2036, Series 2006-63, Class ZH	70	74
6.50%, 07/25/2036, Series 2011-19, Class ZY	93	98
6.50%, 08/25/2036, Series 2006-78, Class BZ	9	9
6.50%, 08/25/2036, Series 2006-77, Class PC	24	25
6.50%, 09/25/2036, Series 2006-85, Class MZ	3	3
6.50%, 06/25/2037, Series 2007-92, Class YA	9	9
6.50%, 12/25/2037, Series 2007-112, Class MJ	65	67
6.50%, 06/25/2042, Series 2002-90, Class A1	29	29
6.56% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX (2)(5)(8)	0	0
6.65% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA (2)(5)	11	11
6.65% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA (2)(5)	29	31
6.65% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS (2)(5)	10	11
6.84% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB (2)(5)	18	19
7.00%, 11/25/2026, Series 1996-48, Class Z (8)	0	0
7.00%, 12/18/2027, Series 1997-81, Class PI (8)	1	0
7.00%, 03/25/2031, Series 2001-7, Class PF	1	1
7.00%, 07/25/2031, Series 2001-30, Class PM	5	5
7.00%, 08/25/2031, Series 2001-36, Class DE	10	10
7.00%, 09/25/2031, Series 2001-44, Class PD	2	2
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2

The accompanying notes are an integral part of these financial statements.

79

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
7.00%, 09/25/2031, Series 2001-44, Class MY	$13	$13
7.00%, 11/25/2031, Series 2001-61, Class Z	18	19
7.00%, 05/25/2033, Series 2007-97, Class KI	55	4
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	293	306
7.00%, 11/25/2041, Series 2011-118, Class NT	310	323
7.00%, 11/25/2041, Series 2011-118, Class MT	360	374
7.03% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW (2)(5)	2	2
7.06% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG (2)(5)	17	19
7.14% (30-day Average SOFR + 19.71%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS (2)(5)	1	1
7.16%, 12/25/2039, Series 2009-103, Class MB (4)	58	59
7.25% (30-day Average SOFR + 19.82%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK (2)(5)	1	1
7.39% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US (2)(5)	33	36
7.39% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS (2)(5)	7	8
7.47% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG (2)(5)	7	9
7.50%, 04/18/2027, Series 1997-27, Class J	1	1
7.50%, 04/20/2027, Series 1997-29, Class J	1	1
7.50%, 05/20/2027, Series 1997-39, Class PD	3	3
7.50%, 12/18/2029, Series 1999-62, Class PB	1	1
7.50%, 02/25/2030, Series 2000-2, Class ZE	7	7
7.58% (30-day Average SOFR + 24.33%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP (2)(5)(8)	0	0
7.83% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES (2)(5)	1	1
8.11% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS (2)(5)	6	7
8.50%, 01/25/2031, Series 2000-52, Class IO (8)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK (2)(5)	5	6
8.90% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX (2)(5)	4	4
9.08% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS (2)(5)	6	7
9.83% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK (2)(5)	1	1
9.97% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA (2)(5)	2	2
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST (2)(5)(8)	0	0
10.07% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK (2)(5)	7	8
10.90% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD (2)(5)	8	13
11.80% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS (2)(5)	5	7
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	28	27
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	47	48
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	161	157
6.50%, 09/25/2042, Series 2003-W6, Class 3A	56	56
Fannie Mae Trust 2003-W8
5.08% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1 (2)	13	13
7.00%, 10/25/2042, Series 2003-W8, Class 2A	61	61
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	97	101
Fannie Mae Trust 2004-W15
4.93% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF (2)	45	44
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	14	15
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	13	13
Fannie Mae Trust 2005-W3
4.90% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF (2)	371	368
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	20	20
Fannie Mae Trust 2006-W2
4.82%, 11/25/2045, Series 2006-W2, Class 2A (4)	52	53
4.90% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1 (2)	163	161

The accompanying notes are an integral part of these financial statements.

80

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Fannie Mae Whole Loan
4.94% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1 (2)	$373	$369
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	7,528	7,011
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	413	408
1.20%, 10/25/2030, Series 2020-M50, Class A2	915	848
1.25%, 10/25/2032, Series 2020-M47, Class A2 (4)	13,350	10,956
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,639	1,483
1.71%, 11/25/2031, Series 2022-M3, Class A2 (4)	13,600	11,087
1.82%, 10/25/2030, Series 2020-M50, Class X1 (4)	14,078	673
1.91%, 11/25/2033, Series 2021-M3, Class X1 (4)	25,485	1,751
1.94%, 01/25/2032, Series 2022-M10, Class A2 (4)	13,025	10,754
1.95%, 07/25/2030, Series 2020-M39, Class X1 (4)	98,941	6,104
1.98%, 11/25/2028, Series 2020-M38, Class X2 (4)	11,270	567
2.46%, 12/25/2026, Series 2017-M3, Class A2 (4)	1,072	1,031
2.55%, 12/25/2026, Series 2017-M4, Class A2 (4)	6,040	5,813
2.90%, 01/25/2025, Series 2015-M8, Class A2 (4)	203	202
2.96%, 02/25/2027, Series 2017-M7, Class A2 (4)	2,869	2,774
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,076	1,928
2.99%, 04/25/2029, Series 2017-M5, Class A2 (4)	2,575	2,414
3.06%, 03/25/2028, Series 2018-M4, Class A2 (4)	2,777	2,647
3.06%, 06/25/2027, Series 2017-M12, Class A2 (4)	3,280	3,167
3.06%, 05/25/2027, Series 2017-M8, Class A2 (4)	3,744	3,622
3.06%, 02/25/2030, Series 2018-M3, Class A2 (4)	2,153	1,999
3.09%, 04/25/2027, Series 2015-M10, Class A2 (4)	4,265	4,145
3.30%, 06/25/2028, Series 2018-M8, Class A2 (4)	4,646	4,462
3.35%, 07/25/2028, Series 2018-M10, Class A2 (4)	6,847	6,586
3.54%, 09/25/2028, Series 2019-M1, Class A2 (4)	6,104	5,874
3.63%, 08/25/2030, Series 2018-M12, Class A2 (4)	5,611	5,301
4.47%, 03/25/2033, Series 2023-M8, Class A2 (4)	7,835	7,550
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	49	23
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2025, Series 2006-FA6, Class 3A1 (8)	0	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
1.20% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2 (2)(5)	527	35
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,702	1,586
2.50%, 06/01/2028	155	151
2.50%, 03/01/2030	335	320
2.50%, 07/01/2030	898	857
2.50%, 07/01/2031	855	809
2.50%, 08/01/2031	545	512
2.50%, 11/01/2046	1,104	923
3.00%, 07/01/2028	265	259
3.00%, 08/01/2028	158	154
3.00%, 09/01/2028	605	590
3.00%, 10/01/2028	238	232
3.00%, 05/01/2029	276	268
3.00%, 09/01/2031	300	287
3.00%, 02/01/2032	1,923	1,840
3.00%, 07/01/2035	2,702	2,499
3.00%, 09/01/2036	1,083	999
3.00%, 08/01/2042	587	518
3.00%, 10/01/2042	1,547	1,367
3.00%, 11/01/2042	2,650	2,341
3.00%, 02/01/2043	136	120
3.00%, 03/01/2043	930	822

The accompanying notes are an integral part of these financial statements.

81

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.00%, 03/01/2043	$1,869	$1,651
3.00%, 04/01/2043	34	30
3.00%, 04/01/2043	5,388	4,760
3.00%, 06/01/2043	17	15
3.00%, 07/01/2043	10	9
3.00%, 07/01/2043	105	93
3.00%, 08/01/2043	221	195
3.00%, 08/01/2043	2,484	2,194
3.00%, 10/01/2043	5,097	4,502
3.00%, 05/01/2045	414	365
3.00%, 05/01/2045	998	874
3.00%, 06/01/2045	230	203
3.00%, 10/01/2045	1,706	1,507
3.00%, 10/01/2046	2,917	2,534
3.00%, 10/01/2046	8,679	7,558
3.00%, 01/01/2047	726	630
3.00%, 02/01/2047	4,070	3,541
3.00%, 03/01/2047	524	455
3.00%, 05/01/2047	6,204	5,391
3.50%, 01/01/2032	147	142
3.50%, 03/01/2032	57	55
3.50%, 02/01/2033	85	81
3.50%, 05/01/2033	64	61
3.50%, 05/01/2033	237	227
3.50%, 01/01/2034	2,043	1,972
3.50%, 04/01/2037	2,707	2,570
3.50%, 11/01/2037	746	701
3.50%, 05/01/2042	293	267
3.50%, 06/01/2042	129	118
3.50%, 06/01/2042	824	749
3.50%, 08/01/2042	180	164
3.50%, 09/01/2042	1,225	1,117
3.50%, 09/01/2042	1,715	1,565
3.50%, 10/01/2042	872	795
3.50%, 10/01/2042	4,317	3,939
3.50%, 11/01/2042	70	64
3.50%, 11/01/2042	382	349
3.50%, 11/01/2042	1,055	962
3.50%, 12/01/2042	1,035	944
3.50%, 01/01/2043	2,696	2,457
3.50%, 03/01/2043	229	209
3.50%, 05/01/2043	96	87
3.50%, 06/01/2043	256	233
3.50%, 06/01/2043	521	475
3.50%, 07/01/2043	186	169
3.50%, 10/01/2043	67	60
3.50%, 05/01/2044	6,195	5,646
3.50%, 01/01/2045	5,144	4,693
3.50%, 06/01/2045	445	403
3.50%, 12/01/2045	1,251	1,124
3.50%, 01/01/2046	2,950	2,661
3.50%, 05/01/2046	792	712
3.50%, 07/01/2046	1,414	1,270
3.50%, 08/01/2046	2,782	2,515
3.50%, 12/01/2046	2,669	2,398
3.50%, 01/01/2047	997	896
3.50%, 10/01/2047	2,402	2,159
3.50%, 03/01/2048	1,756	1,578

The accompanying notes are an integral part of these financial statements.

82

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
4.00%, 09/01/2040	$206	$194
4.00%, 11/01/2040	12	11
4.00%, 11/01/2040	494	467
4.00%, 12/01/2040	138	130
4.00%, 12/01/2040	319	299
4.00%, 12/01/2040	319	302
4.00%, 12/01/2040	375	355
4.00%, 12/01/2040	403	381
4.00%, 01/01/2041	322	303
4.00%, 10/01/2041	1,281	1,209
4.00%, 11/01/2041	4	4
4.00%, 01/01/2042	53	50
4.00%, 05/01/2042	5	5
4.00%, 06/01/2042	638	601
4.00%, 10/01/2042	17	16
4.00%, 01/01/2043	88	83
4.00%, 09/01/2043	2,292	2,165
4.00%, 11/01/2043	24	23
4.00%, 11/01/2043	46	43
4.00%, 12/01/2043	69	64
4.00%, 12/01/2043	150	140
4.00%, 12/01/2043	436	409
4.00%, 01/01/2044	48	45
4.00%, 01/01/2044	143	134
4.00%, 10/01/2044	2,272	2,123
4.00%, 01/01/2045	116	108
4.00%, 10/01/2045	150	139
4.00%, 10/01/2045	2,135	1,972
4.00%, 11/01/2045	3,189	2,966
4.00%, 01/01/2046	1,473	1,383
4.00%, 05/01/2046	77	72
4.00%, 06/01/2046	3,296	3,065
4.00%, 08/01/2046	831	771
4.00%, 01/01/2047	4,699	4,388
4.00%, 06/01/2047	1,151	1,069
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	53	52
4.50%, 10/01/2039	472	458
4.50%, 11/01/2039	535	519
4.50%, 11/01/2039	740	718
4.50%, 05/01/2040	274	266
4.50%, 08/01/2040	113	110
4.50%, 09/01/2040	91	89
4.50%, 09/01/2040	367	357
4.50%, 03/01/2041	72	70
4.50%, 05/01/2041	639	620
4.50%, 08/01/2041	167	162
4.50%, 12/01/2043	2,147	2,084
4.50%, 03/01/2044	169	163
4.50%, 05/01/2044	240	230
4.50%, 07/01/2044	21	20
4.50%, 07/01/2044	84	81
4.50%, 09/01/2044	588	566
4.50%, 09/01/2046	998	959
4.50%, 10/01/2046	878	844
4.50%, 11/01/2046	4,087	3,968
4.50%, 07/01/2047	415	397
4.50%, 07/01/2047	417	399

The accompanying notes are an integral part of these financial statements.

83

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
4.50%, 11/01/2047	$279	$267
5.00%, 01/01/2034	8	8
5.00%, 06/01/2034	21	21
5.00%, 09/01/2034	33	33
5.00%, 03/01/2035	9	9
5.00%, 08/01/2035	349	345
5.00%, 03/01/2036	882	876
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	23	23
5.00%, 03/01/2037	56	56
5.00%, 06/01/2037	63	63
5.00%, 08/01/2037	68	68
5.00%, 02/01/2038	96	96
5.00%, 03/01/2038	21	21
5.00%, 03/01/2038	79	79
5.00%, 03/01/2038	101	100
5.00%, 03/01/2038	110	110
5.00%, 04/01/2038	51	51
5.00%, 09/01/2038	11	11
5.00%, 09/01/2038	64	64
5.00%, 11/01/2038 (8)	0	0
5.00%, 11/01/2038	23	23
5.00%, 12/01/2038 (8)	0	0
5.00%, 12/01/2038	76	75
5.00%, 02/01/2039	152	152
5.00%, 05/01/2039	3	3
5.00%, 10/01/2039	171	171
5.00%, 01/01/2040	42	41
5.00%, 03/01/2040	74	74
5.00%, 03/01/2040	705	703
5.00%, 08/01/2040	104	104
5.00%, 04/01/2041	390	390
5.00%, 06/01/2041	182	181
5.00%, 12/01/2047	1,063	1,038
5.00%, 02/01/2048	492	485
5.50%, 01/01/2033	14	14
5.50%, 10/01/2033	12	12
5.50%, 07/01/2035	29	29
5.50%, 01/01/2036	7	7
5.50%, 12/01/2036	13	13
5.50%, 05/01/2038	19	20
5.50%, 08/01/2038	26	26
5.50%, 01/01/2039	925	933
5.50%, 03/01/2040	9	9
5.50%, 05/01/2040	660	664
5.50%, 08/01/2040	264	266
6.00%, 10/01/2029	3	3
6.00%, 12/01/2033	7	8
6.00%, 01/01/2034	11	11
6.00%, 11/01/2036	3	3
6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	6	6
6.50%, 01/01/2028	5	5
6.50%, 06/01/2029	3	3
6.50%, 08/01/2029	33	35
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	31	32
6.50%, 12/01/2035	5	5

The accompanying notes are an integral part of these financial statements.

84

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.50%, 12/01/2035	$21	$22
6.50%, 11/01/2036	6	7
6.50%, 11/01/2036	57	58
6.50%, 11/01/2036	70	71
6.50%, 12/01/2036	45	46
6.50%, 12/01/2036	97	99
6.50%, 01/01/2037	2	2
6.50%, 02/01/2037	1	1
6.50%, 06/01/2037	3	3
6.50%, 11/01/2037	19	20
6.50%, 03/01/2038	21	22
7.00%, 04/01/2026 (8)	0	0
7.00%, 12/01/2028	5	5
7.00%, 07/01/2029 (8)	0	0
7.00%, 01/01/2031	8	8
7.00%, 07/01/2032	1	1
7.00%, 08/01/2032	2	2
7.00%, 02/01/2037	3	3
7.50%, 08/01/2025 (8)	0	0
7.50%, 01/01/2032	20	20
7.50%, 12/01/2036	59	60
7.50%, 01/01/2038	9	9
7.50%, 01/01/2038	33	34
7.50%, 09/01/2038	14	14
8.50%, 07/01/2028 (8)	0	0
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
1.21%, 10/25/2030, Series K120, Class XAM (4)	31,375	1,869
1.32%, 01/25/2030, Series K106, Class X1 (4)	126,985	7,037
1.33%, 03/25/2026, Series K055, Class X1 (4)	24,330	320
1.57%, 05/25/2030, Series K111, Class X1 (4)	27,871	1,883
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,526
2.13%, 11/25/2031, Series K136, Class A2	14,260	12,003
2.40%, 03/25/2032, Series K142, Class A2	13,700	11,665
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,521
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,761
3.21%, 04/25/2028, Series W5FX, Class AFX (4)	3,315	3,174
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,219
3.30%, 11/25/2027, Series K070, Class A2 (4)	3,008	2,904
3.51%, 03/25/2029, Series K091, Class A2	2,422	2,314
3.71%, 09/25/2032, Series K-150, Class A2 (4)	11,105	10,252
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,211
4.46%, 08/25/2031, Series K757, Class A2	4,571	4,468
4.50%, 07/25/2033, Series K-159, Class A2 (4)	4,829	4,680
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,359
4.76%, 10/25/2034, Series K-167, Class A2	4,160	4,089
4.90%, 10/25/2033, Series K-161, Class A2	9,497	9,458
5.00%, 05/25/2034, Series K-164, Class A2	11,169	11,191
5.03%, 10/25/2031, Series 2X, Class D	8,000	8,030
Freddie Mac Non Gold Pool
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 10.98% Cap), 02/01/2037 (2)	7	7
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037 (2)	9	9
6.17% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036 (2)	22	22
6.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036 (2)	9	9

The accompanying notes are an integral part of these financial statements.

85

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 11.86% Cap), 01/01/2027 (2)(8)	$0	$0
6.27% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036 (2)	21	21
6.32% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036 (2)	3	3
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037 (2)	13	13
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033 (2)	6	6
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.91% Cap), 01/01/2035 (2)	14	14
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.10% Cap), 01/01/2035 (2)	43	45
6.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.36% Cap), 12/01/2036 (2)	30	31
6.46% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.66% Floor, 10.07% Cap), 02/01/2036 (2)	4	5
6.54% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.74% Cap), 03/01/2036 (2)	23	24
6.54% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037 (2)	35	35
6.57% (1 Year CMT Index + 2.27%, 2.27% Floor, 11.65% Cap), 04/01/2030 (2)(8)	0	0
6.60% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.05%, 2.04% Floor, 11.00% Cap), 05/01/2037 (2)	18	18
6.61% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.46% Cap), 05/01/2033 (2)	31	31
6.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.89% Cap), 05/01/2037 (2)	10	10
6.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037 (2)	22	22
6.68% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 11.03% Cap), 04/01/2038 (2)	14	15
6.75% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.88% Cap), 12/01/2036 (2)	1	1
6.78% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.15% Cap), 04/01/2034 (2)	5	5
6.79% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037 (2)	5	5
6.84% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.74% Cap), 09/01/2034 (2)	28	29
6.87% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.61% Cap), 11/01/2036 (2)	9	10
6.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036 (2)	88	91
6.93% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.05% Cap), 02/01/2036 (2)	15	16
7.05% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.68% Cap), 05/01/2038 (2)	2	2
7.06% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.46% Cap), 10/01/2036 (2)	11	11
7.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 9.09% Cap), 07/01/2040 (2)	11	11
7.12% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.34% Cap), 07/01/2036 (2)	13	13
7.13% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036 (2)	9	9
7.16% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.05% Cap), 10/01/2036 (2)	43	44
7.17% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.70% Cap), 05/01/2036 (2)	27	28
7.18% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037 (2)	5	5
7.19% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.61% Cap), 11/01/2036 (2)	10	10
7.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036 (2)	12	12
7.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036 (2)	11	11
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036 (2)	12	12

The accompanying notes are an integral part of these financial statements.

86

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
7.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.91% Cap), 06/01/2036 (2)	$46	$47
7.25% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026 (2)	1	1
7.26% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.45% Cap), 11/01/2036 (2)	25	26
7.33% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037 (2)	2	2
7.34% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.83%, 1.79% Floor, 12.45% Cap), 07/01/2036 (2)	16	17
7.36% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036 (2)	11	11
7.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.77% Cap), 07/01/2036 (2)	6	6
7.37% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.27% Cap), 09/01/2032 (2)(8)	0	1
7.38% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.23% Cap), 03/01/2037 (2)	26	27
7.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036 (2)	40	41
7.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.03% Cap), 06/01/2036 (2)	48	49
7.50% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 12.96% Cap), 08/01/2036 (2)	14	14
7.50% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037 (2)	4	4
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036 (2)	5	5
7.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037 (2)	17	17
7.58% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.27% Cap), 09/01/2036 (2)	12	12
7.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037 (2)	2	2
7.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.21% Cap), 03/01/2036 (2)	4	4
7.82% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037 (2)	23	23
7.89% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035 (2)	4	4
7.95% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.55%, 2.60% Floor, 12.23% Cap), 03/01/2037 (2)	2	2
Freddie Mac Pool
1.50%, 02/01/2036	4,697	4,052
1.50%, 04/01/2037	7,041	6,074
1.50%, 06/01/2037	2,487	2,134
1.50%, 12/01/2040	10,508	8,398
1.50%, 11/01/2050	6,913	5,128
1.50%, 03/01/2051	1,054	781
1.80%, 11/01/2028	14,000	12,561
2.00%, 08/01/2035	4,163	3,706
2.00%, 06/01/2036	1,047	928
2.00%, 06/01/2036	1,608	1,425
2.00%, 12/01/2036	10,462	9,255
2.00%, 01/01/2037	749	665
2.00%, 01/01/2037	9,279	8,295
2.00%, 06/01/2040	1,243	1,040
2.00%, 02/01/2041	10,541	8,804
2.00%, 03/01/2041	14,461	12,077
2.00%, 04/01/2041	7,083	5,915
2.00%, 09/01/2041	10,250	8,544
2.00%, 12/01/2041	8,033	6,685
2.00%, 12/01/2041	15,604	12,970

The accompanying notes are an integral part of these financial statements.

87

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
2.00%, 03/01/2042	$10,805	$8,950
2.00%, 09/01/2050	27,515	21,620
2.00%, 11/01/2050	8,726	6,852
2.00%, 12/01/2050	1,418	1,113
2.00%, 01/01/2051	1,441	1,155
2.00%, 01/01/2051	2,008	1,577
2.00%, 02/01/2051	8,409	6,569
2.00%, 03/01/2051	9,961	7,810
2.00%, 05/01/2051	6,661	5,221
2.00%, 05/01/2051	7,316	5,795
2.00%, 05/01/2051	9,881	7,745
2.00%, 06/01/2051	5,668	4,442
2.00%, 07/01/2051	1,016	796
2.00%, 08/01/2051	665	520
2.00%, 08/01/2051	13,370	10,463
2.00%, 09/01/2051	1,834	1,436
2.00%, 11/01/2051	13,485	10,553
2.00%, 12/01/2051	4,797	3,785
2.00%, 02/01/2052	6,482	4,911
2.00%, 02/01/2052	15,173	11,960
2.00%, 03/01/2052	10,688	8,369
2.50%, 07/01/2035	314	287
2.50%, 10/01/2035	6,037	5,544
2.50%, 12/01/2035	715	657
2.50%, 02/01/2042	9,049	7,733
2.50%, 07/01/2050	1,126	903
2.50%, 07/01/2050	13,268	10,952
2.50%, 07/01/2050	19,767	16,141
2.50%, 08/01/2050	148	122
2.50%, 10/01/2050	5,494	4,568
2.50%, 11/01/2050	1,875	1,543
2.50%, 12/01/2050	2,127	1,750
2.50%, 02/01/2051	782	645
2.50%, 02/01/2051	10,621	8,797
2.50%, 02/01/2051	10,871	9,036
2.50%, 02/01/2051	11,187	9,285
2.50%, 03/01/2051	555	456
2.50%, 04/01/2051	32,716	26,856
2.50%, 05/01/2051	6,123	4,998
2.50%, 05/01/2051	7,715	6,360
2.50%, 07/01/2051	5,610	4,628
2.50%, 08/01/2051	6,229	5,130
2.50%, 09/01/2051	3,572	2,958
2.50%, 11/01/2051	9,584	7,928
2.50%, 11/01/2051	11,338	9,391
2.50%, 11/01/2051	15,200	12,516
2.50%, 12/01/2051	354	290
2.50%, 12/01/2051	467	384
2.50%, 12/01/2051	1,051	864
2.50%, 02/01/2052	3,736	3,056
2.50%, 02/01/2052	6,276	5,157
2.50%, 04/01/2052	5,390	4,455
3.00%, 04/01/2032	6,586	6,291
3.00%, 05/01/2037	1,071	1,006
3.00%, 01/01/2046	6,470	5,639
3.00%, 06/01/2048	10,115	8,634
3.00%, 08/01/2048	2,073	1,797
3.00%, 02/01/2049	8,566	7,474

The accompanying notes are an integral part of these financial statements.

88

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.00%, 10/01/2049	$1,243	$1,074
3.00%, 11/01/2049	881	761
3.00%, 12/01/2049	396	342
3.00%, 01/01/2050	860	742
3.00%, 01/01/2050	1,267	1,093
3.00%, 01/01/2050	1,816	1,568
3.00%, 02/01/2050	187	161
3.00%, 02/01/2050	6,425	5,543
3.00%, 02/01/2050	9,016	7,767
3.00%, 04/01/2050	1,433	1,236
3.00%, 06/01/2050	558	481
3.00%, 06/01/2050	6,541	5,663
3.00%, 07/01/2050	4,297	3,706
3.00%, 09/01/2050	42	36
3.00%, 09/01/2050	948	819
3.00%, 03/01/2051	1,680	1,453
3.00%, 04/01/2051	10,987	9,446
3.00%, 06/01/2051	2,565	2,188
3.00%, 02/01/2052	9,236	7,847
3.50%, 08/01/2035	2,777	2,666
3.50%, 02/01/2042	701	639
3.50%, 08/01/2044	1,759	1,590
3.50%, 04/01/2047	13,078	11,787
3.50%, 10/01/2047	155	139
3.50%, 03/01/2048	1,434	1,287
3.50%, 03/01/2048	3,359	3,014
3.50%, 10/01/2049	1,027	922
3.50%, 01/01/2051	9,784	8,780
3.50%, 01/01/2052	13,808	12,248
3.50%, 04/01/2052	9,854	8,747
3.50%, 04/01/2052	27,605	24,663
3.50%, 05/01/2052	4,285	3,812
3.50%, 05/01/2052	25,919	22,968
3.70%, 06/01/2034	11,064	10,080
3.75%, 08/01/2032	15,000	13,908
4.00%, 09/01/2037	643	617
4.00%, 02/01/2046	3,321	3,133
4.00%, 08/01/2048	101	94
4.00%, 01/01/2049	2,493	2,312
4.00%, 07/01/2049	7,944	7,389
4.00%, 05/01/2050	340	314
4.00%, 02/01/2051	2,971	2,739
4.00%, 06/01/2052	11,424	10,467
4.00%, 08/01/2052	475	435
4.00%, 09/01/2052	331	303
4.00%, 10/01/2052	11,346	10,398
4.50%, 06/01/2048	2,276	2,174
4.50%, 12/01/2048	2,691	2,567
4.50%, 09/01/2050	3,936	3,756
4.50%, 05/01/2052	808	760
4.50%, 07/01/2052	893	840
4.50%, 05/01/2054	3,080	2,902
5.00%, 07/01/2052	3,986	3,863
5.00%, 06/01/2054	2,975	2,887
5.00%, 06/01/2054	3,147	3,053
5.50%, 11/01/2052	9,923	9,797
5.50%, 02/01/2053	23,963	23,700
5.50%, 06/01/2053	7,126	7,079

The accompanying notes are an integral part of these financial statements.

89

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.50%, 06/01/2053	$11,538	$11,397
6.00%, 12/01/2052	4,096	4,122
6.00%, 06/01/2053	7,578	7,663
6.00%, 10/01/2053	5,383	5,454
6.00%, 03/01/2054	7,943	8,042
6.00%, 09/01/2054	2,763	2,792
6.00%, 09/01/2054	8,547	8,683
6.50%, 09/01/2053	5,486	5,655
6.50%, 10/01/2053	3,779	3,888
6.50%, 08/01/2054	7,346	7,541
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	111	115
6.00%, 05/15/2036, Series R007, Class ZA	146	149
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO	341	300
0.00%, 12/15/2032, Series 2835, Class QO	7	6
0.00%, 07/15/2034, Series 3611, Class PO	38	33
0.00%, 02/15/2035, Series 2990, Class GO	12	10
0.00%, 04/15/2035, Series 3077, Class TO (8)	0	0
0.00%, 08/15/2035, Series 3014, Class OD	3	3
0.00%, 09/15/2035, Series 3029, Class SO	11	9
0.00%, 02/15/2036, Series 3117, Class OG	5	4
0.00%, 02/15/2036, Series 3117, Class OK	9	7
0.00%, 02/15/2036, Series 3117, Class EO	10	8
0.00%, 02/15/2036, Series 3117, Class AO	15	14
0.00%, 03/15/2036, Series 3134, Class PO	2	2
0.00%, 03/15/2036, Series 3122, Class OP	9	8
0.00%, 03/15/2036, Series 3122, Class OH	9	8
0.00%, 04/15/2036, Series 3138, Class PO	14	11
0.00%, 04/15/2036, Series 3147, Class PO	18	16
0.00%, 04/15/2036, Series 3607, Class AO	24	20
0.00%, 04/15/2036, Series 3607, Class BO	45	38
0.00%, 05/15/2036, Series 3233, Class OP	3	3
0.00%, 05/15/2036, Series 3149, Class SO	8	7
0.00%, 05/15/2036, Series 3151, Class PO	15	13
0.00%, 05/15/2036, Series 3153, Class EO	18	16
0.00%, 06/15/2036, Series 3171, Class MO	22	20
0.00%, 07/15/2036, Series 3179, Class OA	9	7
0.00%, 08/15/2036, Series 3200, Class PO	14	12
0.00%, 09/15/2036, Series 3218, Class AO	7	5
0.00%, 09/15/2036, Series 3213, Class OA	8	7
0.00%, 10/15/2036, Series 3225, Class EO	16	12
0.00%, 12/15/2036, Series 3256, Class PO	8	7
0.00%, 01/15/2037, Series 3261, Class OA	8	7
0.00%, 02/15/2037, Series 3274, Class JO	3	2
0.00%, 02/15/2037, Series 3510, Class OD	20	17
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	9	7
0.00%, 05/15/2037, Series 3318, Class AO (8)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	15	13
0.00%, 05/15/2037, Series 3607, Class PO	88	71
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	9	7
0.00%, 07/15/2037, Series 3607, Class OP	130	108
0.00%, 09/15/2037, Series 3365, Class PO	13	10
0.00%, 10/15/2039, Series 3607, Class TO	43	36
0.00%, 01/15/2040, Series 3621, Class BO	39	33
0.00%, 10/15/2049, Series 3582, Class PO	201	173

The accompanying notes are an integral part of these financial statements.

90

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB (2)(5)	$12,887	$250
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA (2)(5)	1,870	22
1.14% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ (2)(5)	74	6
1.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC (2)(5)	119	9
1.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA (2)(5)	32	2
1.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB (2)(5)	91	7
1.29% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC (2)(5)	91	8
1.37%, 01/15/2040, Series 3802, Class LS (4)	196	15
1.39% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM (2)(5)(8)	5	0
1.43% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS (2)(5)	14	1
1.49% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE (2)(5)	57	6
1.54% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC (2)(5)	28	2
1.59% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA (2)(5)	45	1
1.71% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA (2)(5)	116	8
1.74% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB (2)(5)	28	2
1.74% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA (2)(5)	57	6
1.79% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS (2)(5)	104	102
1.89% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL (2)(5)	16	1
1.94% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI (2)(5)	183	16
1.99% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST (2)(5)	27	2
2.00%, 12/25/2051, Series 5190, Class EC	6,782	5,888
2.00%, 02/25/2052, Series 5197, Class EA	7,008	6,103
2.09% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI (2)(5)	60	6
2.39% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA (2)(5)(8)	4	0
3.00%, 08/15/2033, Series 4238, Class WY	185	175
3.00%, 06/15/2043, Series 4217, Class KY	206	177
3.00%, 12/15/2047, Series 4740, Class P	903	786
3.00%, 10/25/2050, Series 5019, Class IP	1,810	300
3.24% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES (2)(5)	8	1
3.29% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S (2)(5)	22	2
3.29% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW (2)(5)	5	1
3.50%, 01/15/2026, Series 3793, Class AB	76	76
3.50%, 09/25/2044, Series 5230, Class DM	13,004	12,310
3.50%, 01/25/2051, Series 5228, Class BH	4,579	4,339
3.50%, 10/15/2053, Series 4821, Class MA	1,588	1,529
3.77% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB (2)(5)	178	170
3.86% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC (2)(5)	11	11
3.94% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX (2)(5)(8)	3	0
4.00%, 11/15/2041, Series 3957, Class B	109	104
4.00%, 12/15/2041, Series 3966, Class NA	100	96
4.00%, 11/25/2051, Series 5249, Class AB	6,755	6,521
4.29% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG (2)(5)	12	12
4.40% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL (2)(5)(8)	0	0
4.50%, 06/15/2025, Series 3684, Class CY	4	4
4.50%, 12/15/2039, Series 3610, Class CA	1,115	1,097
4.50%, 09/15/2043, Series 4247, Class AY	1,000	921
4.87% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP (2)(5)(8)	0	0
5.00%, 04/15/2030, Series 3654, Class DC	318	320
5.00%, 07/15/2033, Series 2653, Class PZ	101	102
5.00%, 01/15/2034, Series 3920, Class LP	90	90
5.00%, 12/15/2040, Series 3770, Class ZB	542	533
5.00%, 05/15/2041, Series 3860, Class PZ	1,086	1,069
5.01% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF (2)	32	32
5.09% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX (2)(5)(8)	0	0
5.11% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA (2)	17	17
5.11% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB (2)	153	152
5.11% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF (2)	232	227
5.15% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL (2)	12	12

The accompanying notes are an integral part of these financial statements.

91

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.16% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF (2)	$767	$755
5.21% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN (2)	306	302
5.21% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB (2)	136	134
5.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF (2)	133	133
5.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF (2)	150	150
5.31% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB (2)	3	3
5.31% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF (2)	59	59
5.31% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA (2)	7	7
5.37% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ (2)	193	190
5.39% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF (2)	216	216
5.41% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL (2)(8)	0	0
5.46% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY (2)	14	14
5.50%, 02/15/2034, Series 2744, Class PE (8)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	21	21
5.50%, 08/15/2036, Series 3200, Class AY	58	60
5.50%, 03/15/2038, Series 3423, Class PB	165	169
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	63	64
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN (2)(5)	64	60
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP (2)(5)	174	172
5.51% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF (2)	19	19
5.61% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO (2)	7	7
5.64%, 10/15/2038, Series 3895, Class WA (4)	30	31
5.67% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE (2)(5)	6	6
5.91% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA (2)	5	5
6.00%, 05/15/2027, Series 1981, Class Z	1	1
6.00%, 07/15/2028, Series 2070, Class C	3	3
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	6	6
6.00%, 12/15/2028, Series 2106, Class ZD	13	13
6.00%, 01/15/2029, Series 2110, Class PG	15	15
6.00%, 02/15/2029, Series 2125, Class JZ	4	4
6.00%, 09/15/2032, Series 2500, Class MC	12	12
6.00%, 12/15/2032, Series 2544, Class HC	11	11
6.00%, 12/15/2032, Series 2543, Class YX	28	28
6.00%, 01/15/2033, Series 2552, Class ME	19	20
6.00%, 02/15/2033, Series 2567, Class QD	17	18
6.00%, 02/15/2033, Series 2575, Class ME	76	79
6.00%, 03/15/2033, Series 2596, Class QG	11	11
6.00%, 05/15/2034, Series 2802, Class OH	16	17
6.00%, 04/15/2035, Series 2968, Class EH	369	378
6.00%, 01/15/2036, Series 3101, Class UZ	43	45
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	23	4
6.00%, 04/15/2036, Series 3137, Class XP	33	34
6.00%, 04/15/2036, Series 3819, Class ZQ	240	249
6.00%, 06/15/2036, Series 3164, Class MG	5	6
6.00%, 02/15/2037, Series 3274, Class B	21	22
6.00%, 04/15/2037, Series 3302, Class UT	24	25
6.00%, 05/15/2037, Series 3315, Class HZ	18	18
6.00%, 06/15/2038, Series 3461, Class LZ	6	6
6.00%, 06/15/2038, Series 3461, Class Z	131	135
6.12% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S (2)(5)	7	7
6.13% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY (2)(5)	4	4
6.21% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA (2)(5)	24	26
6.25%, 08/15/2028, Series 2075, Class PM	7	7
6.25%, 02/15/2029, Series 2126, Class CB	12	12
6.50%, 03/15/2026, Series 1829, Class ZB (8)	0	0

The accompanying notes are an integral part of these financial statements.

92

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.50%, 07/15/2026, Series 1863, Class Z (8)	$0	$0
6.50%, 01/15/2027, Series 1927, Class ZA	1	1
6.50%, 12/15/2027, Series 2019, Class Z	2	2
6.50%, 06/15/2028, Series 2063, Class PG	3	3
6.50%, 08/15/2028, Series 2075, Class PH	7	7
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	4	4
6.50%, 08/15/2031, Series 2345, Class NE	5	5
6.50%, 08/15/2031, Series 2344, Class ZJ	7	7
6.50%, 08/15/2031, Series 2344, Class ZD	50	51
6.50%, 10/15/2031, Series 2367, Class ME	6	6
6.50%, 01/15/2032, Series 2399, Class OH	6	7
6.50%, 01/15/2032, Series 2399, Class TH	7	8
6.50%, 02/15/2032, Series 2410, Class NG	9	9
6.50%, 02/15/2032, Series 2420, Class XK	12	12
6.50%, 03/15/2032, Series 2423, Class TB	12	12
6.50%, 03/15/2032, Series 2430, Class WF	13	14
6.50%, 04/15/2032, Series 2441, Class GF	3	3
6.50%, 04/15/2032, Series 2435, Class CJ	18	19
6.50%, 04/15/2032, Series 2434, Class ZA	20	21
6.50%, 05/15/2032, Series 2455, Class GK	10	11
6.50%, 06/15/2032, Series 2466, Class DH	4	4
6.50%, 06/15/2032, Series 2458, Class ZM	6	6
6.50%, 06/15/2032, Series 2466, Class PH	13	14
6.50%, 07/15/2032, Series 2474, Class NR	12	12
6.50%, 07/15/2032, Series 2484, Class LZ	15	16
6.50%, 03/15/2033, Series 2586, Class WI	7	1
6.50%, 07/15/2036, Series 3195, Class PD	19	20
6.50%, 07/15/2036, Series 3181, Class AZ	27	28
6.68% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP (2)(5)	11	12
6.70% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD (2)(5)	9	9
6.93% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG (2)	15	15
6.96%, 02/15/2039, Series 3546, Class A (4)	22	22
7.00%, 03/15/2028, Series 2038, Class PN (8)	2	0
7.00%, 06/15/2028, Series 2064, Class TE (8)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ (8)	3	0
7.00%, 04/15/2029, Series 2141, Class IO (8)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	12	12
7.00%, 07/15/2029, Series 2172, Class QC	9	9
7.00%, 08/15/2029, Series 2176, Class OJ	5	5
7.00%, 01/15/2030, Series 2208, Class PG	9	9
7.00%, 10/15/2030, Series 2259, Class ZM	7	8
7.00%, 03/15/2031, Series 2296, Class PD	5	5
7.00%, 06/15/2031, Series 2325, Class PM	3	3
7.00%, 07/15/2031, Series 2332, Class ZH	8	9
7.00%, 03/15/2032, Series 2423, Class MC	8	8
7.00%, 03/15/2032, Series 2423, Class MT	9	9
7.00%, 04/15/2032, Series 2436, Class MC	3	4
7.00%, 04/15/2032, Series 2434, Class TC	17	18
7.00%, 05/15/2032, Series 2450, Class GZ	11	12
7.00%, 12/15/2036, Series 3704, Class CT	431	452
7.25% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS (2)(5)	12	12
7.25%, 07/15/2027, Series 1970, Class PG (8)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	4	4
7.25%, 12/15/2030, Series 2271, Class PC	7	7
7.29% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS (2)(5)	1	1
7.29% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY (2)(5)	8	9
7.29% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP (2)(5)	1	1

The accompanying notes are an integral part of these financial statements.

93

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
7.43% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS (2)(5)	$15	$14
7.50%, 09/15/2026, Series 1890, Class H (8)	0	0
7.50%, 01/15/2027, Series 1963, Class Z	1	1
7.50%, 01/15/2027, Series 1927, Class PH	3	3
7.50%, 09/15/2027, Series 1987, Class PE	1	1
7.50%, 03/15/2028, Series 2040, Class PE	4	5
7.50%, 05/15/2028, Series 2054, Class PV	2	2
7.50%, 06/15/2029, Series 2163, Class PC (8)	1	0
7.50%, 11/15/2029, Series 2196, Class TL (8)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	2	2
7.50%, 08/15/2030, Series 2247, Class Z	3	3
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	196	207
7.50%, 12/15/2036, Series 3704, Class ET	169	182
7.51%, 11/15/2046, Series 3688, Class GT (4)	201	212
8.00%, 09/15/2026, Series 1899, Class ZE	1	1
8.00%, 11/15/2029, Series 2201, Class C	2	2
8.00%, 01/15/2030, Series 2209, Class TC	2	2
8.00%, 01/15/2030, Series 2210, Class Z	10	10
8.00%, 03/15/2030, Series 2224, Class CB	2	2
8.00%, 04/15/2030, Series 2230, Class Z	2	2
8.50%, 06/15/2031, Series 2359, Class ZB	8	8
9.00% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY (2)(5)	8	8
9.76% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB (2)(5)(8)	0	0
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,205	1,951
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	8,256	7,620
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,110	4,476
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,924	7,153
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	5,921	5,169
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,053
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	3,812	3,493
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	4,659	4,138
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,386	3,438
3.00%, 05/25/2060, Series 2020-3, Class M5TW	4,917	4,346
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,167	6,947
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	8,166	6,711
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,466	3,612
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2
3.50%, 05/25/2064, Series 2024-2, Class MT	10,284	8,867
Freddie Mac STACR REMIC Trust 2021-DNA5
6.22% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2 (1)(2)	507	510
Freddie Mac STACR REMIC Trust 2022-DNA1
5.57% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A (1)(2)	4,073	4,074
Freddie Mac STACR REMIC Trust 2022-DNA2
5.87% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A (1)(2)	1,868	1,871

The accompanying notes are an integral part of these financial statements.

94

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Freddie Mac STACR REMIC Trust 2022-DNA6
6.72% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A (1)(2)	$1,154	$1,165
Freddie Mac STACR REMIC Trust 2022-DNA7
7.07% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A (1)(2)	2,905	2,959
Freddie Mac STACR REMIC Trust 2024-DNA1
5.92% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1 (1)(2)	4,208	4,215
Freddie Mac STACR REMIC Trust 2024-DNA2
5.77% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1 (1)(2)	1,587	1,592
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	10	10
0.00%, 09/15/2043, Series 310, Class PO	326	241
0.00%, 10/25/2053, Series 406, Class PO	8,075	6,539
2.99% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30 (2)(5)	131	16
3.00%, 08/15/2042, Series 267, Class 30	487	434
3.00%, 01/15/2043, Series 299, Class 300	101	91
3.50%, 07/15/2042, Series 262, Class 35	1,807	1,661
5.00%, 09/15/2035, Series 233, Class 12	36	5
5.00%, 09/15/2035, Series 233, Class 11	42	7
5.00%, 09/15/2035, Series 233, Class 13	67	10
5.21% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1 (2)	356	351
5.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1 (2)	635	627
5.26% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2 (2)	332	328
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	11	8
0.00%, 09/25/2043, Series T-58, Class APO	11	8
0.00%, 10/25/2043, Series T-59, Class 1AP	13	6
2.35%, 10/25/2037, Series T-76, Class 2A (4)	554	494
4.37%, 07/25/2033, Series T-48, Class 1A (4)	93	88
4.38%, 07/25/2032, Series T-41, Class 3A (4)	32	29
5.23%, 05/25/2043, Series T-56, Class A5	333	314
6.03% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1 (2)	196	179
6.50%, 02/25/2043, Series T-54, Class 2A	159	158
7.00%, 02/25/2043, Series T-54, Class 3A	51	52
7.00%, 10/25/2043, Series T-59, Class 1A2	158	162
7.50%, 02/25/2042, Series T-42, Class A5	130	135
7.50%, 08/25/2042, Series T-51, Class 2A (4)	27	28
7.50%, 07/25/2043, Series T-57, Class 1A3	31	32
7.50%, 09/25/2043, Series T-58, Class 4A	168	171
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048, Series 2015-K44, Class B (1)(4)	3,510	3,498
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048, Series 2015-K45, Class B (1)(4)	2,135	2,128
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048, Series 2015-K49, Class C (1)(4)	4,000	3,962
FREMF 2015-K51 Mortgage Trust
3.96%, 10/25/2048, Series 2015-K51, Class C (1)(4)	1,500	1,479
FREMF 2016-K52 Mortgage Trust
3.93%, 01/25/2049, Series 2016-K52, Class B (1)(4)	4,750	4,693
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049, Series 2016-K59, Class B (1)(4)	2,450	2,381
FREMF 2017-KGS1 Mortgage Trust
7.28% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL (1)(2)	3,710	3,597
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B (1)(4)	6,595	6,249
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	12	11
0.00%, 06/20/2034, Series 2004-46, Class PO	24	22
0.00%, 08/20/2035, Series 2010-14, Class CO	54	48

The accompanying notes are an integral part of these financial statements.

95

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
0.00%, 10/20/2035, Series 2005-82, Class PO	$13	$12
0.00%, 11/20/2035, Series 2010-14, Class BO	19	16
0.00%, 03/20/2036, Series 2006-16, Class OP	16	15
0.00%, 05/20/2036, Series 2006-22, Class AO	23	22
0.00%, 07/20/2036, Series 2006-34, Class PO	3	3
0.00%, 04/16/2037, Series 2007-17, Class JO	32	27
0.00%, 05/20/2037, Series 2007-28, Class BO	5	4
0.00%, 06/16/2037, Series 2007-36, Class HO	8	8
0.00%, 06/16/2037, Series 2007-35, Class PO	86	77
0.00%, 11/16/2037, Series 2009-79, Class OK	85	74
0.00%, 01/20/2038, Series 2008-1, Class PO	3	3
0.00%, 12/20/2040, Series 2010-157, Class OP	185	154
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS (2)(5)	4,497	71
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS (2)(5)	5,743	99
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL (2)(5)	3,433	63
0.00% (1 Month Term SOFR + 3.19%, 2.00% Cap), 11/20/2048, Series 2018-155, Class PS (2)(5)	10,511	94
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S (2)(5)	17,912	106
0.00% (1 Month Term SOFR + 2.97%, 3.08% Cap), 08/20/2049, Series 2019-97, Class MS (2)(5)	10,632	85
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA (2)(5)	9,257	99
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST (2)(5)	2,309	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S (2)(5)	3,805	38
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC (2)(5)	17,518	275
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP (2)(5)	4,712	99
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB (2)(5)	5,797	100
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB (2)(5)	10,350	181
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS (2)(5)	15,466	242
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS (2)(5)	3,662	56
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA (2)(5)	7,903	131
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS (2)(5)	21,591	301
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS (2)(5)	8,176	100
0.00%, 05/20/2053, Series 2023-169, Class EO	2,574	1,985
0.30% (30-day Average SOFR + 4.90%, 4.90% Cap), 10/20/2052, Series 2022-178, Class SA (2)(5)	17,926	774
1.22% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS (2)(5)	87	5
1.42% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US (2)(5)	77	3
1.47% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA (2)(5)	60	3
1.47% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA (2)(5)	59	2
1.52% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI (2)(5)	57	1
1.52% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST (2)(5)	448	17
1.52% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC (2)(5)(8)	22	0
1.52% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL (2)(5)	46	1
1.54%, 06/20/2067, Series 2017-H14, Class XI (4)	6,245	181
1.56% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH (2)(5)(8)	37	0
1.59% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA (2)(5)(8)	32	0
1.59% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN (2)(5)	66	3
1.60% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC (2)(5)(8)	85	0
1.60% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC (2)(5)	81	6
1.61% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB (2)(5)	159	12
1.62% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI (2)(5)	138	7
1.64% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC (2)(5)	41	1
1.65%, 01/20/2063, Series 2013-H01, Class FA (8)	0	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	5
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.67% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS (2)(5)	64	2
1.72% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI (2)(5)	63	4
1.72% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD (2)(5)	30	1
1.72% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC (2)(5)	55	2
1.72% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD (2)(5)	61	2
1.72% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA (2)(5)	18	1

The accompanying notes are an integral part of these financial statements.

96

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
1.72% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S (2)(5)	$161	$3
1.74% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM (2)(5)	86	6
1.77% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ (2)(5)	46	1
1.79% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA (2)(5)	93	6
1.82% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI (2)(5)	193	16
1.82% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH (2)(5)(8)	74	0
1.82% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS (2)(5)	26	1
1.89% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA (2)(5)	207	13
1.89% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS (2)(5)	134	11
1.96% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE (2)(5)	35	1
2.00%, 01/01/2055 (9)	2,970	2,375
2.02% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB (2)(5)	111	2
2.03% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI (2)(5)	60	1
2.03% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL (2)(5)(8)	62	0
2.04% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA (2)(5)(8)	16	0
2.04% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA (2)(5)(8)	28	0
2.04% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL (2)(5)	100	8
2.07% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES (2)(5)	52	2
2.07% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US (2)(5)	50	1
2.07% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY (2)(5)	73	2
2.12% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM (2)(5)	102	6
2.16% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA (2)(5)	70	4
2.20% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN (2)(5)	66	3
2.22% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD (2)(5)	33	2
2.23%, 05/20/2067, Series 2017-H11, Class LI (4)	5,791	488
2.27% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK (2)(5)	92	6
2.27% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD (2)(5)	49	3
2.30% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI (2)(5)	82	7
2.32% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS (2)(5)	47	46
2.32% (1 Month Term SOFR + 6.69%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA (2)(5)(8)	51	0
2.50%, 01/01/2055 (9)	3,090	2,580
2.82% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS (2)(5)	138	4
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	865
3.00%, 10/20/2045, Series 2015-144, Class HP	519	459
3.00%, 09/20/2047, Series 2017-139, Class BA	695	615
3.00%, 06/20/2051, Series 2021-114, Class TI	7,600	1,064
3.00%, 08/20/2051, Series 2022-93, Class IO	26,619	2,962
3.00%, 01/01/2055 (9)	1,635	1,418
3.12% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE (2)(5)	33	1
3.19% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS (2)(5)	35	2
3.22% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP (2)(5)(8)	8	0
3.50%, 07/20/2046, Series 2018-160, Class PA	590	577
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,228
3.50%, 01/01/2055 (9)	4,115	3,678
3.72%, 01/20/2042, Series 2012-141, Class WC (4)	134	124
3.74% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA (2)(5)(8)	4	0
4.00%, 01/01/2055 (9)	3,310	3,048
4.02%, 09/16/2042, Series 2012-141, Class WB (4)	87	81
4.42%, 04/20/2043, Series 2013-91, Class WA (4)	120	113
4.43% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP (2)(5)	8	8
4.50%, 01/01/2055 (9)	2,395	2,264
4.51%, 11/16/2041, Series 2012-141, Class WA (4)	155	150
4.55%, 10/20/2041, Series 2014-188, Class W (4)	214	212
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE (2)	3	3
4.62%, 10/20/2042, Series 2014-41, Class W (4)	431	424
4.69%, 09/20/2041, Series 2013-26, Class AK (4)	114	112
4.76%, 03/20/2048, Series 2020-30, Class PT (4)	5,334	5,259
4.81% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN (2)	28	28

The accompanying notes are an integral part of these financial statements.

97

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
4.89%, 11/20/2042, Series 2013-54, Class WA (4)	$90	$90
5.00%, 01/01/2055 (9)	7,105	6,892
5.07% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA (2)(8)	0	0
5.07% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF (2)(8)	0	0
5.09% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA (2)	107	106
5.11% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD (2)	448	447
5.11%, 06/20/2040, Series 2013-75, Class WA (4)	59	59
5.13%, 07/20/2060, Series 2010-H17, Class XQ (4)	2	1
5.18% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA (2)	135	135
5.19% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA (2)	71	71
5.20% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG (2)	2	2
5.21% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL (2)	1,324	1,322
5.22% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA (2)	18	18
5.22% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA (2)(8)	0	0
5.22% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA (2)	311	310
5.22% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA (2)	188	188
5.24% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA (2)	64	64
5.24% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA (2)	33	33
5.24% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD (2)	200	199
5.24% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF (2)	300	299
5.24% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE (2)	1,455	1,453
5.24% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA (2)	238	237
5.25% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC (2)	1,503	1,497
5.25% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC (2)	2,369	2,366
5.25% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC (2)	2,346	2,343
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA (2)	311	311
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA (2)	4	4
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA (2)	1,009	1,007
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA (2)	833	832
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC (2)	906	902
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA (2)	346	346
5.27% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV (2)	2,110	2,107
5.28% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA (2)	170	170
5.30% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA (2)	139	139
5.31%, 01/20/2039, Series 2014-6, Class W (4)	256	259
5.32% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA (2)(8)	0	0
5.32% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA (2)(8)	0	0
5.32% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA (2)	4	4
5.33% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF (2)	2,324	2,323
5.35% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA (2)	4	4
5.37% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA (2)	227	227
5.37% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA (2)	1,432	1,432
5.37% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA (2)	2,677	2,677
5.37% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF (2)	700	698
5.42% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF (2)	8	8
5.42% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD (2)	174	174
5.42% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB (2)	380	381
5.42% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB (2)	377	377
5.44% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES (2)	335	334
5.46% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA (2)	1,351	1,352
5.47% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF (2)	8	8
5.47% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS (2)	276	276
5.50%, 04/20/2033, Series 2003-25, Class PZ	70	70
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,081	1,079
5.50%, 07/20/2035, Series 2005-56, Class IC	9	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	39	39
5.50%, 02/20/2038, Series 2008-17, Class IO (8)	11	0
5.50%, 05/20/2039, Series 2009-33, Class CI	13	1

The accompanying notes are an integral part of these financial statements.

98

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.50%, 09/20/2039, Series 2009-75, Class MN	$304	$311
5.50%, 10/20/2039, Series 2009-87, Class BE	319	325
5.50%, 01/01/2055 (9)	31,965	31,700
5.56%, 01/20/2038, Series 2015-137, Class WA (4)	231	234
5.56% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP (2)(5)	21	22
5.56%, 10/20/2036, Series 2006-57, Class PZ	57	56
5.57%, 08/20/2038, Series 2012-59, Class WA (4)	92	94
5.59%, 07/20/2040, Series 2011-137, Class WA (4)	90	91
5.66%, 08/20/2034, Series 2010-103, Class WA (4)	25	25
5.74% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA (2)(5)	3	3
5.75%, 07/20/2038, Series 2008-69, Class QD	7	7
5.79% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP (2)(5)	6	6
5.81%, 02/20/2037, Series 2011-22, Class WA (4)	18	18
5.82%, 10/20/2033, Series 2010-41, Class WA (4)	43	43
5.85%, 04/20/2037, Series 2010-129, Class AW (4)	32	32
5.86%, 12/20/2038, Series 2011-163, Class WA (4)	195	200
6.00%, 09/16/2033, Series 2003-75, Class ZX	38	38
6.00%, 06/20/2034, Series 2004-49, Class Z	96	97
6.00%, 12/20/2035, Series 2005-91, Class PI	19	2
6.00%, 06/20/2038, Series 2008-50, Class KB	38	39
6.00%, 05/20/2039, Series 2009-33, Class TI	18	2
6.00%, 01/01/2055 (9)	8,800	8,858
6.05% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF (2)	11,457	11,638
6.09%, 11/20/2038, Series 2011-97, Class WA (4)	44	46
6.50% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK (2)(5)	6	6
6.50%, 07/20/2032, Series 2002-52, Class GH	24	24
6.50%, 01/20/2033, Series 2003-58, Class BE	33	33
6.50%, 05/20/2033, Series 2003-46, Class MG	25	25
6.50%, 07/20/2036, Series 2006-33, Class Z	104	107
6.50%, 08/20/2036, Series 2006-38, Class ZK	128	128
6.50%, 03/20/2039, Series 2009-14, Class KI	21	2
6.50%, 03/20/2039, Series 2009-14, Class NI	47	4
6.75% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW (2)(5)	12	12
6.83% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM (2)(5)(8)	0	0
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST (2)(5)	10	10
7.00%, 10/16/2040, Series 2010-130, Class CP	153	160
7.26% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S (2)(5)	13	14
7.44% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB (2)(5)	10	11
7.84% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS (2)(5)	7	7
Ginnie Mae I Pool
3.00%, 05/15/2043	206	183
3.00%, 07/15/2045	498	436
3.50%, 01/15/2042	1,613	1,484
3.50%, 03/15/2043	632	580
3.50%, 04/15/2043	1,353	1,241
3.50%, 06/15/2043	668	613
3.50%, 07/15/2043	297	273
4.00%, 06/15/2039	151	142
4.00%, 10/15/2040	83	79
4.50%, 04/15/2040	580	561
5.50%, 04/15/2033	114	116
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	4	4
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	1	2
6.50%, 03/15/2028	2	2
6.50%, 09/15/2028	3	3
6.50%, 10/15/2028 (8)	0	0

The accompanying notes are an integral part of these financial statements.

99

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.50%, 01/15/2032	$20	$20
6.50%, 07/15/2032	1	1
6.50%, 02/15/2033	5	5
6.50%, 04/15/2033	4	4
6.50%, 12/15/2035	19	20
7.00%, 09/15/2031	22	23
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	7	8
7.00%, 06/15/2035	46	47
7.00%, 04/15/2037	5	5
7.50%, 11/15/2026 (8)	0	0
7.50%, 07/15/2027 (8)	0	0
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	12	12
Ginnie Mae II Pool
2.00%, 10/20/2050	4,930	3,834
2.00%, 10/20/2050	13,597	10,885
2.00%, 01/20/2051	12,894	10,322
2.00%, 03/20/2051	3,937	3,153
2.00%, 07/20/2051	4,657	3,728
2.00%, 08/20/2051	3,033	2,428
2.00%, 10/20/2051	12,029	9,631
2.00%, 11/20/2051	11,108	8,894
2.00%, 12/20/2051	5,453	4,366
2.00%, 01/20/2052	8,504	6,812
2.50%, 12/20/2046	856	728
2.50%, 06/20/2050	1,581	1,327
2.50%, 09/20/2050	49	41
2.50%, 09/20/2050	2,874	2,392
2.50%, 09/20/2050	4,375	3,700
2.50%, 10/20/2050	223	187
2.50%, 11/20/2050	170	142
2.50%, 12/20/2050	3,132	2,624
2.50%, 01/20/2051	2,155	1,804
2.50%, 02/20/2051	12,081	10,096
2.50%, 03/20/2051	11,243	9,264
2.50%, 03/20/2051	13,946	11,655
2.50%, 04/20/2051	11,421	9,545
2.50%, 05/20/2051	8,561	7,160
2.50%, 06/20/2051	12,514	10,394
2.50%, 08/20/2051	53,299	44,542
2.50%, 09/20/2051	6,424	5,285
2.50%, 09/20/2051	13,418	11,213
2.50%, 10/20/2051	6,327	5,288
2.50%, 11/20/2051	15,335	12,816
2.50%, 12/20/2051	21,617	18,066
2.50%, 03/20/2052	10,235	8,553
2.50%, 02/20/2053	2,948	2,467
2.93%, 10/20/2070 (4)	6,323	5,705
2.99%, 12/20/2070 (4)	3,219	2,829
3.00%, 06/20/2042	117	104
3.00%, 08/20/2042	1,519	1,354
3.00%, 11/20/2042	860	764
3.00%, 12/20/2042	440	391
3.00%, 01/20/2043	437	388
3.00%, 04/20/2043	1,075	954
3.00%, 09/20/2043	334	296
3.00%, 10/20/2043	53	47

The accompanying notes are an integral part of these financial statements.

100

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.00%, 01/20/2044	$298	$264
3.00%, 07/20/2044	114	101
3.00%, 12/20/2044	181	161
3.00%, 04/20/2045	1,622	1,436
3.00%, 05/20/2045	289	255
3.00%, 07/20/2045	696	613
3.00%, 10/20/2045	791	698
3.00%, 11/20/2045	193	170
3.00%, 02/20/2046	278	246
3.00%, 04/20/2046	1,640	1,444
3.00%, 05/20/2046	70	62
3.00%, 07/20/2046	1,351	1,190
3.00%, 08/20/2046	10,175	8,957
3.00%, 09/20/2046	465	409
3.00%, 01/20/2047	1,098	966
3.00%, 02/20/2047	1,641	1,442
3.00%, 03/20/2047	175	154
3.00%, 10/20/2047	129	113
3.00%, 04/20/2049	424	372
3.00%, 07/20/2049	1,734	1,517
3.00%, 10/20/2049	4,410	3,851
3.00%, 11/20/2049	4,629	4,039
3.00%, 12/20/2049	5,741	5,008
3.00%, 01/20/2050	5,992	5,225
3.00%, 02/20/2050	100	87
3.00%, 09/20/2050	292	254
3.00%, 09/20/2050	2,212	1,920
3.00%, 09/20/2050	6,466	5,610
3.00%, 05/20/2051	4,313	3,749
3.00%, 07/20/2051	25,291	21,963
3.00%, 08/20/2051	18,510	16,061
3.00%, 09/20/2051	2,898	2,517
3.00%, 10/20/2051	6,226	5,405
3.00%, 11/20/2051	393	341
3.00%, 12/20/2051	1,841	1,599
3.00%, 12/20/2051	4,939	4,404
3.03%, 06/20/2070 (4)	4,294	3,801
3.07%, 09/20/2070 (4)	3,998	3,544
3.10%, 12/20/2071 (4)	9,329	8,177
3.44%, 04/20/2072 (4)	3,044	2,697
3.50%, 06/20/2042	7,867	7,203
3.50%, 10/20/2042	1,677	1,533
3.50%, 11/20/2042	580	530
3.50%, 05/20/2043	404	370
3.50%, 03/20/2045	412	375
3.50%, 04/20/2045	3,143	2,855
3.50%, 10/20/2045	2,643	2,398
3.50%, 01/20/2046	1,608	1,457
3.50%, 02/20/2046	4,302	3,898
3.50%, 03/20/2046	1,372	1,247
3.50%, 04/20/2046	10,114	9,158
3.50%, 05/20/2046	3,186	2,884
3.50%, 06/20/2046	1,299	1,170
3.50%, 07/20/2046	2,875	2,602
3.50%, 08/20/2046	429	388
3.50%, 09/20/2046	332	301
3.50%, 11/20/2046	511	463
3.50%, 12/20/2046	2,294	2,073

The accompanying notes are an integral part of these financial statements.

101

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
3.50%, 01/20/2047	$15	$13
3.50%, 02/20/2047	2,525	2,285
3.50%, 03/20/2047	99	90
3.50%, 04/20/2047	155	140
3.50%, 05/20/2047	2,256	2,041
3.50%, 07/20/2047	1,798	1,628
3.50%, 08/20/2047	95	86
3.50%, 09/20/2047	3,051	2,751
3.50%, 11/20/2047	4,153	3,758
3.50%, 12/20/2047	770	696
3.50%, 04/20/2048	2,865	2,589
3.50%, 06/20/2049	13,796	12,417
3.50%, 11/20/2049	2,597	2,259
3.50%, 08/20/2050	6,317	5,651
3.50%, 01/20/2051	7,320	6,458
3.50%, 02/20/2051	1,732	1,559
3.50%, 06/20/2051	1,512	1,360
3.50%, 02/20/2052	1,842	1,655
3.50%, 02/20/2052	2,994	2,688
3.50%, 02/20/2052	4,837	4,267
3.50%, 02/20/2052	12,128	10,847
4.00%, 10/20/2040	686	650
4.00%, 06/20/2042	971	921
4.00%, 10/20/2042	2,201	2,086
4.00%, 12/20/2042	1,133	1,074
4.00%, 02/20/2043	479	454
4.00%, 10/20/2043	1,273	1,201
4.00%, 11/20/2044	708	664
4.00%, 12/20/2044	529	498
4.00%, 03/20/2045	142	134
4.00%, 05/20/2045	1,673	1,574
4.00%, 07/20/2045	593	556
4.00%, 08/20/2045	3,690	3,476
4.00%, 11/20/2045	1,209	1,135
4.00%, 01/20/2046	285	268
4.00%, 03/20/2046	308	289
4.00%, 04/20/2046	801	752
4.00%, 05/20/2046	1,365	1,282
4.00%, 06/20/2046	642	603
4.00%, 11/20/2046	574	538
4.00%, 02/20/2047	836	782
4.00%, 03/20/2047	1,679	1,569
4.00%, 05/20/2047	132	124
4.00%, 05/20/2047	140	130
4.00%, 06/20/2047	1,079	1,007
4.00%, 07/20/2047	2,881	2,695
4.00%, 09/20/2047	827	773
4.00%, 12/20/2047	1,103	1,030
4.00%, 01/20/2048	1,018	950
4.00%, 02/20/2048	114	107
4.00%, 06/20/2048	1,820	1,698
4.00%, 01/20/2050	2,130	1,981
4.00%, 12/20/2051	4,128	3,754
4.00%, 12/20/2051	10,280	9,349
4.00%, 04/20/2052	3,696	3,410
4.00%, 06/20/2052	909	838
4.00%, 08/20/2052	24,813	22,868
4.00%, 11/20/2052	2,781	2,563

The accompanying notes are an integral part of these financial statements.

102

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
4.25%, 12/20/2047	$871	$815
4.50%, 06/20/2040	240	233
4.50%, 01/20/2041	215	209
4.50%, 03/20/2041	188	182
4.50%, 05/20/2041	93	91
4.50%, 06/20/2041	673	649
4.50%, 09/20/2041	229	223
4.50%, 09/20/2043	510	493
4.50%, 10/20/2043	987	953
4.50%, 12/20/2043	545	527
4.50%, 10/20/2045	5,694	5,497
4.50%, 01/20/2046	796	767
4.50%, 07/20/2046	375	362
4.50%, 09/20/2046	725	689
4.50%, 11/20/2046	1,106	1,068
4.50%, 03/20/2047	192	185
4.50%, 07/20/2047	1,808	1,737
4.50%, 08/20/2047	480	461
4.50%, 09/20/2047	2,480	2,388
4.50%, 01/20/2048	350	336
4.50%, 02/20/2048	1,549	1,488
4.50%, 03/20/2048	176	169
4.50%, 04/20/2048	146	140
4.50%, 04/20/2048	654	620
4.50%, 04/20/2048	938	897
4.50%, 04/20/2048	1,194	1,137
4.50%, 05/20/2048	684	647
4.50%, 05/20/2048	1,791	1,689
4.50%, 05/20/2048	2,282	2,173
4.50%, 09/20/2048	359	344
4.50%, 11/20/2049	4,657	4,404
4.50%, 01/20/2053	11,226	10,628
4.50%, 05/20/2053	2,353	2,227
5.00%, 10/20/2037	144	143
5.00%, 07/20/2040	62	62
5.00%, 06/20/2044	282	281
5.00%, 07/20/2044	235	234
5.00%, 08/20/2045	308	306
5.00%, 09/20/2046	714	711
5.00%, 10/20/2047	97	96
5.00%, 11/20/2047	473	466
5.00%, 06/20/2048	702	689
5.00%, 07/20/2048	221	220
5.00%, 07/20/2048	1,098	1,066
5.00%, 02/20/2049	2,349	2,306
5.00%, 07/20/2049	269	270
5.00%, 08/20/2049	4,827	4,803
5.00%, 09/20/2049	2,518	2,449
5.00%, 05/20/2052	3,162	3,038
5.38% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071 (2)	3,516	3,613
5.47% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071 (2)	4,439	4,578
5.50%, 09/20/2039	39	39
5.50%, 07/20/2053	1,510	1,522
5.50%, 04/20/2054	8,579	8,548
5.52% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071 (2)	4,101	4,243
5.52% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.70% Cap), 05/20/2072 (2)	10,334	10,734
5.56% (1 Year CMT Index + 1.66%, 1.66% Floor, 8.24% Cap), 04/20/2072 (2)	13,416	13,926
5.60% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.41% Cap), 04/20/2072 (2)	10,110	10,505

The accompanying notes are an integral part of these financial statements.

103

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
5.60% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072 (2)	$10,801	$11,231
5.62% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.37% Cap), 04/20/2072 (2)	9,265	9,627
5.65% (1 Year CMT Index + 1.73%, 1.73% Floor, 6.84% Cap), 10/20/2071 (2)	10,913	11,328
5.65% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.91% Cap), 11/20/2071 (2)	12,076	12,547
5.65% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.83% Cap), 08/20/2071 (2)	10,144	10,526
5.67% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071 (2)	11,135	11,543
5.68% (1 Year CMT Index + 1.77%, 1.76% Floor, 6.90% Cap), 11/20/2071 (2)	11,083	11,526
5.68% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.85% Cap), 09/20/2071 (2)	10,221	10,634
5.69% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071 (2)	10,215	10,627
5.69% (1 Year CMT Index + 1.81%, 1.81% Floor, 8.49% Cap), 04/20/2072 (2)	3,449	3,600
5.72% (1 Year CMT Index + 1.83%, 1.82% Floor, 9.67% Cap), 07/20/2072 (2)	10,531	11,052
5.77% (1 Year CMT Index + 1.83%, 1.83% Floor, 6.90% Cap), 08/20/2071 (2)	9,891	10,301
5.86% (1 Year CMT Index + 1.98%, 1.98% Floor, 8.18% Cap), 03/20/2072 (2)	9,729	10,189
6.00%, 03/20/2028	1	1
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	160	167
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	68	71
6.00%, 01/20/2053	2,145	2,175
6.00%, 08/20/2053	9,791	9,964
6.00%, 10/20/2053	12,375	12,567
6.00%, 07/20/2064	8,076	8,064
6.50%, 07/20/2029	19	19
7.00%, 08/20/2038	6	6
7.50%, 02/20/2028 (8)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025 (8)	0	0
8.00%, 06/20/2026 (8)	0	0
8.00%, 08/20/2026 (8)	0	0
8.00%, 09/20/2026 (8)	0	0
8.00%, 11/20/2026 (8)	0	0
8.00%, 10/20/2027 (8)	0	0
8.00%, 11/20/2027 (8)	0	0
8.00%, 12/20/2027 (8)	0	0
8.00%, 09/20/2028 (8)	0	0
GMACM Mortgage Loan Trust 2005-AR3
4.63%, 06/19/2035, Series 2005-AR3, Class 3A4 (4)	19	18
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3 (4)	28,521	27,888
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	11,119
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1 (1)(4)	2,099	2,031
GS Mortgage-Backed Securities Trust 2024-RPL4
3.90%, 09/25/2061, Series 2024-RPL4, Class A1 (1)(3)	3,552	3,416
GSMPS Mortgage Loan Trust 2004-4
4.85% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF (1)(2)	29	26
GSMPS Mortgage Loan Trust 2005-RP2
4.80% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF (1)(2)	50	47
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS (1)(4)(8)	263	0
4.80% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF (1)(2)	357	304
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	4	4
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	9	9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	19	19

The accompanying notes are an integral part of these financial statements.

104

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	$16	$17
GSR Mortgage Loan Trust 2005-5F
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3 (2)	8	8
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	41	40
GSR Mortgage Loan Trust 2005-AR6
4.63%, 09/25/2035, Series 2005-AR6, Class 3A1 (4)	2	2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	9	21
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	166	72
HPA 2022-SFR1
3.95%, 04/15/2026 (4)	1,791	1,765
Impac CMB Trust Series 2004-4
5.32%, 09/25/2034, Series 2004-4, Class 2A2 (3)	4	5
Impac CMB Trust Series 2004-7
5.19% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1 (2)	154	152
Impac CMB Trust Series 2005-4
5.05% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1 (2)	41	38
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	31	23
Impac Secured Assets Trust 2006-1
5.15% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1 (2)	45	40
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A (1)	5,445	5,322
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.14%, 08/12/2037, Series 2005-CB11, Class X1 (1)(4)	657	1
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X (4)(8)	135	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.01% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A (1)(2)	3,574	3,368
JP Morgan Mortgage Trust 2004-A3
7.63%, 07/25/2034, Series 2004-A3, Class 4A1 (4)	1	1
JP Morgan Mortgage Trust 2004-A4
7.80%, 09/25/2034, Series 2004-A4, Class 1A1 (4)	5	5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
5.61%, 02/25/2035, Series 2005-A1, Class 3A4 (4)	16	15
JP Morgan Mortgage Trust 2006-A2
7.13%, 11/25/2033, Series 2006-A2, Class 5A3 (4)	38	37
7.29%, 08/25/2034, Series 2006-A2, Class 4A1 (4)	126	127
JP Morgan Mortgage Trust 2006-A3
5.22%, 08/25/2034, Series 2006-A3, Class 6A1 (4)	14	13
JP Morgan Mortgage Trust 2006-A7
4.56%, 01/25/2037, Series 2006-A7, Class 2A4R (4)	37	28
JP Morgan Mortgage Trust 2007-A1
6.08%, 07/25/2035, Series 2007-A1, Class 5A1 (4)	13	13
6.08%, 07/25/2035, Series 2007-A1, Class 5A2 (4)	196	197
JP Morgan Mortgage Trust 2007-A2
5.67%, 04/25/2037, Series 2007-A2, Class 2A3 (4)	86	64
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	2,277	2,241
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	19,048
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2 (1)	1,027	933
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3 (1)	15,067	14,499

The accompanying notes are an integral part of these financial statements.

105

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Legacy Mortgage Asset Trust 2019-PR1
7.86%, 09/25/2059, Series 2019-PR1, Class A1 (1)(3)	$6,477	$6,479
Legacy Mortgage Asset Trust 2021-GS1
4.89%, 10/25/2066, Series 2021-GS1, Class A1 (1)(3)	4,280	4,282
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)	4,059	4,057
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)	1,769	1,769
Lehman Mortgage Trust 2006-2
5.76%, 04/25/2036, Series 2006-2, Class 1A1 (4)	35	22
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	5	4
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	216	62
MASTR Adjustable Rate Mortgages Trust 2004-13
6.90%, 04/21/2034, Series 2004-13, Class 2A1 (4)	39	37
MASTR Adjustable Rate Mortgages Trust 2004-15
7.24%, 12/25/2034, Series 2004-15, Class 3A1 (4)	6	6
MASTR Adjustable Rate Mortgages Trust 2004-3
4.94%, 04/25/2034, Series 2004-3, Class 4A2 (4)	16	15
MASTR Alternative Loan Trust 2003-9
6.00%, 01/25/2034, Series 2003-9, Class 8A1	8	7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	92	92
6.25%, 04/25/2034, Series 2004-3, Class 2A1	14	14
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	13	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	9	8
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	8	6
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	7	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	6	6
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	16	15
MASTR Reperforming Loan Trust 2005-2
4.80% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F (1)(2)	578	288
MASTR Reperforming Loan Trust 2006-2
4.10%, 05/25/2036, Series 2006-2, Class 1A1 (1)(4)	60	47
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO (1)	8	6
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
6.19%, 06/25/2037, Series 2007-3, Class 1A3 (4)	1	1
Merrill Lynch Mortgage Investors Trust Series 2003-A5
6.98%, 08/25/2033, Series 2003-A5, Class 2A6 (4)	9	9
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.07% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1 (2)	17	17
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.09% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1 (2)	13	12
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.82%, 12/25/2034, Series 2004-1, Class 2A1 (4)	21	19
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
4.91% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1 (2)	7	7

The accompanying notes are an integral part of these financial statements.

106

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
5.30% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2 (2)	$12	$12
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
5.62%, 08/25/2034, Series 2004-A4, Class A2 (4)	20	19
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.48%, 02/25/2035, Series 2005-A2, Class A1 (4)	45	40
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1 (1)(4)	7,149	6,405
MHC Commercial Mortgage Trust 2021-MHC
5.86% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)	9,040	9,026
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1 (1)(4)	1,104	1,048
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2	4,481	4,531
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	16,862	16,770
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	3,995	3,973
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,336	7,068
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,203
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,580
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	18,931
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4	80	77
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3	15,419	13,754
Morgan Stanley Mortgage Loan Trust 2004-3
5.64%, 04/25/2034, Series 2004-3, Class 4A (4)	61	58
Morgan Stanley Residential Mortgage Loan Trust 2024-RPL1
4.00%, 06/25/2064, Series 2024-RPL1, Class A1 (3)	3,403	3,261
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)	6,108	4,505
2.72%, 12/15/2036, Series 2019-PARK, Class A (1)	9,990	8,766
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
4.99% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1 (2)	34	33
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
4.95% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1 (2)	8	8
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1 (1)(4)	26	23
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3 (1)(4)	1,077	1,029
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1 (1)(4)	1,791	1,712
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1 (1)(4)	1,072	1,015
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(4)	4,176	3,879
New Residential Mortgage Loan Trust 2024-RTL2
5.44%, 09/25/2039, Series 2024-RTL2, Class A1 (1)(3)	7,200	7,102
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(4)	1,441	1,275
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	5	5

The accompanying notes are an integral part of these financial statements.

107

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
7.00%, 04/25/2033, Series 2003-A1, Class A5	$8	$8
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1 (1)(4)	4,500	4,140
OBX 2022-NQM2 Trust
2.97%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(4)	7,243	6,642
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1 (1)(3)	8,141	7,921
OBX 2024-HYB1 Trust
3.63%, 03/25/2053, Series 2024-HYB1, Class A1 (1)(4)	7,694	7,567
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1 (1)(3)	3,278	3,282
PRET 2024-NPL8 LLC
5.96%, 11/25/2054, Series 2024-NPL8, Class A1 (1)(3)	2,754	2,761
PRET 2024-RPL2 Trust
4.08%, 06/25/2064, Series 2024-RPL2, Class A1 (1)(4)	6,173	5,767
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	17	17
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1 (1)(3)	2,262	2,057
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)	5,432	5,304
PRPM 2024-1 LLC
6.96%, 02/25/2029, Series 2024-1, Class A1 (1)(3)	4,248	4,269
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1 (1)(3)	1,433	1,437
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)	4,030	3,893
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1 (1)(3)	2,204	2,140
PRPM 2024-RPL4 LLC
4.00%, 12/25/2054, Series 2024-RPL4, Class A1 (1)(3)	8,900	8,552
RALI Series 2002-QS16 Trust
7.31% (1 Month Term SOFR + 16.38%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3 (2)(5)(8)	0	0
RALI Series 2003-QS9 Trust
3.10% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3 (2)(5)(8)	0	0
RALI Series 2005-QA6 Trust
7.05%, 05/25/2035, Series 2005-QA6, Class A32 (4)	71	39
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	7	6
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)	1,876	1,888
RCKT Mortgage Trust 2024-CES7
5.16%, 10/25/2044, Series 2024-CES7, Class A1A (1)(3)	5,391	5,342
RCKT Mortgage Trust 2024-CES9
5.58%, 12/25/2044, Series 2024-CES9, Class A1A (1)(3)	5,100	5,061
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A (1)(3)	5,392	5,377
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO (1)	3	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,082	1,042
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A (1)	3,500	3,490
RT FIN 2023 LLC
7.85%, 10/15/2043 (1)	5,482	5,521
Sequoia Mortgage Trust 2004-10
5.10% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A (2)	14	13

The accompanying notes are an integral part of these financial statements.

108

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Sequoia Mortgage Trust 2004-11
5.08% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1 (2)	$27	$24
Sequoia Mortgage Trust 2004-12
5.00% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3 (2)	33	32
Sequoia Mortgage Trust 2004-8
5.18% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1 (2)	284	246
6.01% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2 (2)	38	35
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A (1)	9,955	8,360
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1 (1)(4)	12,481	10,843
Structured Asset Mortgage Investments II Trust 2004-AR5
5.14% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1 (2)	36	34
Structured Asset Mortgage Investments II Trust 2005-AR5
4.98% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3 (2)	144	136
Structured Asset Mortgage Investments Trust 2003-CL1
4.85% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1 (2)	59	57
Structured Asset Securities Corp.
4.80% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A (1)(2)	37	32
4.81%, 02/25/2034, Series 2004-4XS, Class 1A5 (3)	89	85
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
6.15%, 11/25/2033, Series 2003-34A, Class 3A3 (4)	6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
6.11%, 12/25/2033, Series 2003-37A, Class 2A (4)	38	38
7.06%, 12/25/2033, Series 2003-37A, Class 8A2 (4)	441	445
Thornburg Mortgage Securities Trust 2003-4
5.09% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1 (2)	172	163
Thornburg Mortgage Securities Trust 2003-5
5.74%, 10/25/2043, Series 2003-5, Class 3A (4)	643	613
Thornburg Mortgage Securities Trust 2004-4
5.68%, 12/25/2044, Series 2004-4, Class 3A (4)	88	83
Thornburg Mortgage Securities Trust 2005-1
5.46%, 04/25/2045, Series 2005-1, Class A3 (4)	203	195
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1 (1)(4)	1,343	1,311
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1 (1)(4)	914	899
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(4)	2,876	2,755
Towd Point Mortgage Trust 2019-HY3
5.45% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A (1)(2)	530	541
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A (1)(4)	15,270	13,738
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1 (1)	1,890	1,693
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1 (1)(4)	12,785	10,761
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1 (1)(4)	4,870	4,646
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(4)	6,852	6,597
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1 (1)(4)	13,885	12,899
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1 (1)(4)	12,897	12,044
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1 (1)	6,508	6,174

The accompanying notes are an integral part of these financial statements.

109

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
Towd Point Mortgage Trust 2024-1
4.71%, 03/25/2064, Series 2024-1, Class A1 (1)(4)	$4,329	$4,323
Towd Point Mortgage Trust 2024-2
4.71%, 12/25/2064, Series 2024-2, Class A1A (1)(4)	15,525	15,374
Towd Point Mortgage Trust 2024-3
5.15%, 07/25/2065, Series 2024-3, Class A1A (1)(4)	9,152	9,008
Towd Point Mortgage Trust 2024-5
4.48%, 10/25/2064, Series 2024-5, Class A1A (1)(4)	14,929	14,591
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,614
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	8,154
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A (1)	57	56
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	14	14
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	5	5
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	19	20
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	19	19
VM Master Issuer LLC
6.16%, 05/24/2025, Series 2022-1, Class A1 (1)(3)	8,173	8,115
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC (1)(4)(8)	243	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
6.73%, 10/25/2033, Series 2003-AR11, Class A6 (4)	75	70
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
6.71%, 08/25/2033, Series 2003-AR7, Class A7 (4)	23	23
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
6.57%, 09/25/2033, Series 2003-AR9, Class 1A6 (4)	135	133
6.80%, 09/25/2033, Series 2003-AR9, Class 2A (4)	13	12
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	27	27
WaMu Mortgage Pass-Through Certificates Series 2003-S4
3.82% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10 (2)(5)	4	4
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	93	90
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.34%, 01/25/2035, Series 2004-AR14, Class A1 (4)	789	723
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
5.70%, 06/25/2034, Series 2004-AR3, Class A2 (4)	38	34
5.70%, 06/25/2034, Series 2004-AR3, Class A1 (4)	666	609
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	236	236
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	680	686
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	15	14
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	62	61
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	5	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.40%, 09/25/2036, Series 2006-AR10, Class 2P (4)	4	4

The accompanying notes are an integral part of these financial statements.

110

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.87%, 08/25/2046, Series 2006-AR8, Class 1A2 (4)	$25	$23
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	3	2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	33	31
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.55% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3 (2)(5)	65	2
0.60% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4 (2)(5)	296	8
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	103	15
5.50%, 06/25/2035, Series 2005-4, Class CB7	97	84
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	16	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P (8)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	10	8
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	5,138	5,117
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	723
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,248
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,893
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,197
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,143
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	19,509
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,293	11,812
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,739
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,664
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/2052, Series 2019-C50, Class A5	8,550	8,030
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	16,693
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	22,925	19,688
Wells Fargo Commercial Mortgage Trust 2021-SAVE
5.66% (1 Month Term SOFR + 1.26%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A (1)(2)	3,138	3,139
Wells Fargo Commercial Mortgage Trust 2024-5C1
5.93%, 07/15/2057, Series 2024-5C1, Class A3	21,800	22,465
Wells Fargo Commercial Mortgage Trust 2024-5C2
5.92%, 11/15/2057, Series 2024-5C2, Class A3 (4)	19,895	20,497
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	5	4

The accompanying notes are an integral part of these financial statements.

111

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 34.45% – (continued)
WFRBS Commercial Mortgage Trust 2013-C11
4.06%, 03/15/2045, Series 2013-C11, Class D (1)(4)	$300	$250

Total Mortgage-Backed Obligations (Cost: $6,664,737)		6,217,664

Total Bonds & Notes (Cost: $19,137,396)		17,894,827

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	65	1,527

Total Financials		1,527

Total Preferred Stocks (Cost: $1,625)		1,527

SHORT-TERM INVESTMENTS – 2.74%
Money Market Funds – 2.74%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.42% (10)	494,555	494,555

Total Money Market Funds (Cost: $494,555)		494,555

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (11)
ANZ, London, 3.83% due 01/02/2025 (8)	$0	0
Citibank, New York, 3.83% due 01/02/2025	72	72
JP Morgan, New York, 3.83% due 01/02/2025	50	50

Total Time Deposits (Cost: $122)		122

Total Short-Term Investments (Cost: $494,677)		494,677

TOTAL INVESTMENTS IN SECURITIES – 101.91% (Cost: $19,633,698)		18,391,031

TBA SALE COMMITMENTS – (0.20)%
Mortgage-Backed Obligations – (0.20)%
Fannie Mae
3.00%, 01/01/2055 (12)	(26,500)	(22,504)
3.50%, 01/01/2055 (12)	(1,085)	(960)
4.00%, 01/01/2055 (12)	(13,500)	(12,344)

Total Mortgage-Backed Obligations (Proceeds Received: $(36,220))		(35,808)

Total TBA Sale Commitments (Proceeds Received: $(36,220))		(35,808)

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.71)%		(309,449)

TOTAL NET ASSETS – 100.00%		$18,045,774

The accompanying notes are an integral part of these financial statements.

112

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,561,311, which represents 19.73% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2024.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2024.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2024.

(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(7)	Inflation protected security. The value of these securities totals $3,651, which represents 0.02% of total net assets.

(8)	A zero balance may reflect actual amounts rounding to less than one thousand.

(9)	Delayed delivery purchase commitment security. The value of these securities totals $340,734, which represents 1.89% of total net assets.

(10)	Represents annualized seven-day yield as of the close of the reporting period.

(11)	Amount calculated is less than 0.005%.

(12)	Delayed delivery sale commitment security. The value of these securities totals $(35,808), which represents (0.20)% of total net assets.

(13)	Security that is restricted at December 31, 2024. The value of these securities totals $5,872, which represents 0.03% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3,004	U.S. 2 Year Note Future	Mar. 2025	$618,576	$617,650	$(926)
3,996	U.S. 5 Year Note Future	Mar. 2025	426,936	424,794	(2,142)
2,003	U.S. 10 Year Note Future	Mar. 2025	219,808	217,826	(1,982)
584	U.S. Long Bond Future	Mar. 2025	68,289	66,484	(1,805)
558	U.S. Ultra 10 Year Note Future	Mar. 2025	63,164	62,113	(1,051)
689	U.S. Ultra Bond Future	Mar. 2025	84,694	81,926	(2,768)

					(10,674)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(764)	U.S. Long Bond Future	Mar. 2025	$(88,975)	$(86,977)	$1,998
(80)	U.S. Ultra 10 Year Note Future	Mar. 2025	(9,173)	(8,905)	268
(175)	U.S. Ultra Bond Future	Mar. 2025	(21,469)	(20,808)	661

					2,927

					$(7,747)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.72%	1 Year SOFR	Received	Annual	12/16/2054	$15,750	$123	$465	$588
3.81	1 Year SOFR	Paid	Annual	12/16/2049	17,790	(129)	(488)	(617)

						$(6)	$(23)	$(29)

The accompanying notes are an integral part of these financial statements.

113

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 116.39%
Asset-Backed Obligations – 14.53%
1988 CLO 5 Ltd.
6.87% (3 Month Term SOFR + 1.54%, 1.54% Floor), 07/15/2037, Series 2024-5A, Class A1 (1)(2)	$1,450	$1,460
522 Funding CLO 2019-5 Ltd.
5.99% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR (1)(2)	4,710	4,710
720 East CLO V Ltd.
7.18% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-2A, Class B (1)(2)	1,000	1,002
720 East CLO VI Ltd.
5.92% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/20/2038, Series 2024-3A, Class A1 (1)(2)	7,440	7,449
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A (1)	6,067	5,522
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A (1)	1,469	1,466
AASET 2024-2 Ltd.
5.93%, 09/16/2049, Series 2024-2A, Class A (1)	16,594	16,495
AB BSL CLO 4 Ltd.
6.62% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/20/2036, Series 2023-4A, Class A (1)(2)	860	863
ABFC 2005-WMC1 Trust
5.19% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3 (2)	3,006	2,875
ABFC 2007-NC1 Trust
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2 (1)(2)	7,175	6,652
Accredited Mortgage Loan Trust 2006-2
4.71% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4 (2)	80	79
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
5.38% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1 (2)	2,834	2,786
ACE Securities Corp. Home Equity Loan Trust Series 2005-AG1
5.14% (1 Month Term SOFR + 0.80%, 0.69% Floor), 08/25/2035, Series 2005-AG1, Class M2 (2)	3,554	2,843
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.16% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3 (2)	1,248	1,224
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4 (1)(3)	118	96
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
5.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1 (2)	510	478
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A (1)	5,360	5,435
Affirm Asset Securitization Trust 2023-X1
7.11%, 11/15/2028, Series 2023-X1, Class A (1)	479	480
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A (1)	4,793	4,828
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	9,415	9,483
6.89%, 02/15/2029, Series 2024-A, Class 1D (1)	535	540
Affirm Asset Securitization Trust 2024-X2
5.22%, 12/17/2029, Series 2024-X2, Class A (1)	1,865	1,868
6.08%, 12/17/2029, Series 2024-X2, Class D (1)	1,130	1,132
AGL CLO 13 Ltd.
6.04% (3 Month Term SOFR + 1.42%, 1.16% Floor), 10/20/2034, Series 2021-13A, Class A1 (1)(2)	250	250
AGL CLO 23 Ltd.
6.82% (3 Month Term SOFR + 2.20%, 2.20% Floor), 01/20/2036, Series 2022-23A, Class A (1)(2)	840	840
AGL CLO 24 Ltd.
7.28% (3 Month Term SOFR + 2.65%, 2.65% Floor), 07/25/2036, Series 2023-24A, Class B (1)(2)	500	502
AGL CLO 29 Ltd.
6.67% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2024-29A, Class B (1)(2)	1,000	1,007
AGL Core CLO 15 Ltd.
6.03% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1 (1)(2)	4,270	4,276
AGL Core CLO 2 Ltd.
6.37% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/20/2037, Series 2019-2A, Class BR (1)(2)	2,000	2,001

The accompanying notes are an integral part of these financial statements.

114

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
AGL Core CLO 31 Ltd.
6.88% (3 Month Term SOFR + 1.68%, 1.68% Floor), 07/20/2037, Series 2024-31A, Class B (1)(2)	$12,500	$12,508
7.10% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/20/2037, Series 2024-31A, Class C (1)(2)	1,000	1,005
Aimco CLO 12 Ltd.
5.82% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR (1)(2)	923	925
Aimco CLO 14 Ltd.
7.78% (3 Month Term SOFR + 3.16%, 2.90% Floor), 04/20/2034, Series 2021-14A, Class D (1)(2)	1,940	1,942
AIMCO CLO 22 Ltd.
11.12% (3 Month Term SOFR + 6.50%, 6.50% Floor), 04/19/2037, Series 2024-22A, Class E (1)(2)	500	510
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2 (1)	17,968	17,081
Allegro CLO X Ltd.
5.75% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2032, Series 2019-1A, Class ARR (1)(2)	22,467	22,478
Ally Auto Receivables Trust 2024-2
4.14%, 07/16/2029, Series 2024-2, Class A3	9,500	9,434
4.46%, 07/15/2027, Series 2024-2, Class A2	14,700	14,697
Alternative Loan Trust 2006-OA11
4.83% (1 Month Term SOFR + 0.49%, 0.38% Floor), 09/25/2046, Series 2006-OA11, Class A4 (2)	102	92
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D (1)	1,488	1,481
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D (1)	2,115	2,102
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C (1)	511	513
8.00%, 02/15/2029, Series 2022-4, Class D (1)	710	726
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D (1)	3,310	3,395
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D (1)	7,400	7,709
American Credit Acceptance Receivables Trust 2024-3
6.04%, 07/12/2030, Series 2024-3, Class D (1)	2,900	2,932
American Credit Acceptance Receivables Trust 2024-4
4.81%, 03/13/2028, Series 2024-4, Class A (1)	2,397	2,399
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E (1)	6,400	6,390
5.89%, 04/17/2052, Series 2015-SFR1, Class F (1)	2,378	2,373
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3	16,000	16,169
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10
5.40% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/25/2036, Series 2005-R10, Class M5 (2)	2,340	2,117
AMMC CLO 18 Ltd.
5.88% (3 Month Term SOFR + 1.36%), 05/26/2031, Series 2016-18A, Class AR (1)(2)	229	229
AMMC CLO 24 Ltd.
5.76% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/20/2035, Series 2021-24A, Class AR (1)(2)	35,185	35,185
AMMC CLO 28 Ltd.
6.17% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A (1)(2)	24,000	24,163
AMMC CLO XII Ltd.
5.73% (3 Month Term SOFR + 1.21%, 0.95% Floor), 11/10/2030, Series 2013-12A, Class AR2 (1)(2)	137	137
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B (1)	20,305	19,550
Anchorage Capital CLO 15 Ltd.
6.08% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR (1)(2)	250	250
Anchorage Capital CLO 16 Ltd.
6.08% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R (1)(2)	2,870	2,873
Anchorage Capital CLO 17 Ltd.
6.09% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2021-17A, Class A1 (1)(2)	250	250
Anchorage Capital CLO 29 Ltd.
6.22% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-29A, Class A1 (1)(2)	1,160	1,170

The accompanying notes are an integral part of these financial statements.

115

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Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Anchorage Capital CLO 7 Ltd.
7.07% (3 Month Term SOFR + 2.45%, 2.45% Floor), 04/28/2037, Series 2015-7A, Class CR3 (1)(2)		$1,500	$1,510
8.42% (3 Month Term SOFR + 3.80%, 3.80% Floor), 04/28/2037, Series 2015-7A, Class DR3 (1)(2)		1,000	1,014
Anchorage Capital CLO 8 Ltd.
6.08% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A (1)(2)		930	930
Apidos CLO XII
5.74% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/15/2031, Series 2013-12A, Class ARR (1)(2)		21,063	21,087
APIDOS CLO XLVIII Ltd.
7.02% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/25/2037, Series 2024-48A, Class B (1)(2)		3,750	3,751
7.37% (3 Month Term SOFR + 2.05%, 2.05% Floor), 07/25/2037, Series 2024-48A, Class C (1)(2)		500	503
11.07% (3 Month Term SOFR + 5.75%, 5.75% Floor), 07/25/2037, Series 2024-48A, Class E (1)(2)		500	498
Apidos CLO XX
6.01% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA (1)(2)		2,090	2,091
Apidos CLO XXIII
6.14% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR (1)(2)		5,000	5,002
Apidos CLO XXIV
5.83% (3 Month Term SOFR + 1.21%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL (1)(2)		1,109	1,110
Apidos CLO Xxv
5.47% (3 Month Term SOFR + 1.14%, 1.14% Floor), 01/20/2037, Series 2016-25A, Class A1R3 (1)(2)		420	420
Apidos CLO XXXII
5.72% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2033, Series 2019-32A, Class A1R (1)(2)		330	331
Apidos CLO XXXIII
6.05% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/24/2034, Series 2020-33A, Class AR (1)(2)		500	501
Apidos CLO XXXIV
6.03% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2020-34A, Class A1R (1)(2)		810	811
Apidos CLO XXXVI
6.48% (3 Month Term SOFR + 1.86%, 1.60% Floor), 07/20/2034, Series 2021-36A, Class B (1)(2)		270	271
Apidos CLO XXXVII
6.02% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A (1)(2)		1,000	1,003
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2 (1)		10,610	10,850
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B (1)		1,550	1,329
Aqua Finance Trust 2024-A
4.81%, 04/18/2050, Series 2A, Class A (1)		11,632	11,470
Ares European CLO VII DAC
3.84% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 1A, Class A (1)(2)	EUR	3,828	3,964
Ares LII CLO Ltd.
5.94% (3 Month Term SOFR + 1.31%, 1.05% Floor), 04/22/2031, Series 2019-52A, Class A1R (1)(2)		$594	595
Ares LIX CLO Ltd.
6.29% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1 (1)(2)		4,500	4,500
Ares Loan Funding IV Ltd.
6.41% (3 Month Term SOFR + 1.75%, 1.75% Floor), 10/15/2036, Series 2023-ALF4A, Class A1 (1)(2)		720	725
Ares LXII CLO Ltd.
6.54% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B (1)(2)		8,350	8,350
Argent Securities Trust 2006-M1
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor), 07/25/2036, Series 2006-M1, Class A2C (2)		1,258	331
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A (1)		442	446
Asimi Funding 2024-1 Plc
6.06% (Sterling Overnight Index Average + 1.35%), 09/16/2031, Series 1, Class D (2)(17)	GBP	221	276
6.66% (Sterling Overnight Index Average + 1.95%), 09/16/2031, Series DE1, Class E (2)(17)		205	257
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.14% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1 (2)		$12,301	10,619
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
4.40% (1 Month EURIBOR + 1.60%), 03/21/2034, Series 23, Class C (2)(17)	EUR	200	208
4.70% (1 Month EURIBOR + 1.90%), 03/21/2034, Series 23, Class D (2)(17)		100	105
5.20% (1 Month EURIBOR + 2.40%), 03/21/2034, Series 23, Class E (2)(17)		100	105

The accompanying notes are an integral part of these financial statements.

116

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Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Atlantic Avenue 2024-3 Ltd.
5.58% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/20/2035, Series 2024-3A, Class A (1)(2)		$19,000	$19,000
Atrium XV
6.90% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/16/2037, Series 2X, Class B (1)(2)		450	453
Aurium CLO III DAC
3.85% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 1, Class C (1)(2)	EUR	890	919
Auto ABS Italian Stella Loans 2024-1 SRL
4.56% (1 Month EURIBOR + 1.70%), 12/29/2036, Series 1, Class D (2)(17)		173	180
5.16% (1 Month EURIBOR + 2.30%), 12/29/2036, Series 1, Class D (2)(17)		164	171
Auto1 Car Funding Sarl
4.40% (1 Month EURIBOR + 1.50%), 12/15/2033, Series 1, Class C (2)(17)		100	104
6.40% (1 Month EURIBOR + 3.50%), 12/15/2033, Series 1, Class D (2)(17)		100	107
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2 (1)		$1,867	1,889
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A (1)		9,740	9,506
2.35%, 02/20/2028, Series 2021-2A, Class C (1)		3,030	2,836
4.08%, 02/20/2028, Series 2021-2A, Class D (1)		13,395	12,602
5.13%, 10/20/2028, Series 2024-2A, Class A (1)		5,650	5,678
5.23%, 12/20/2030, Series 2024-3A, Class A (1)		4,340	4,367
5.25%, 04/20/2029, Series 2023-1A, Class A (1)		2,870	2,898
5.36%, 06/20/2030, Series 2024-1A, Class A (1)		11,268	11,424
5.44%, 02/22/2028, Series 2023-3A, Class A (1)		1,100	1,113
5.78%, 04/20/2028, Series 2023-5A, Class A (1)		2,310	2,355
6.12%, 04/20/2027, Series 2022-5A, Class A (1)		2,860	2,903
6.48%, 06/20/2030, Series 2024-1A, Class C (1)		480	483
7.24%, 06/20/2029, Series 2023-4A, Class C (1)		5,640	5,818
7.34%, 02/20/2030, Series 2023-8A, Class C (1)		2,250	2,338
Bain Capital Credit CLO 2018-2
5.70% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/19/2031, Series 2018-2A, Class A1R (1)(2)		207	207
6.17% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/19/2031, Series 2018-2A, Class BR (1)(2)		250	250
Bain Capital Credit CLO 2021-3 Ltd.
0.00% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/24/2034, Series 2021-3A, Class AR (1)(2)(4)		17,175	17,175
Bain Capital Credit CLO 2021-4 Ltd.
5.76% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/20/2034, Series 2021-4A, Class A1R (1)(2)		1,840	1,839
Bain Capital Credit CLO 2024-3 Ltd.
7.09% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/16/2037, Series 2024-3A, Class B (1)(2)		1,000	1,003
Bain Capital Euro CLO 2018-2 DAC
3.96% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 1, Class A (1)(2)	EUR	19,175	19,789
Ballyrock CLO 15 Ltd.
0.00% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2021-1A, Class A1R (1)(2)(4)		$10,050	10,050
5.98% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1 (1)(2)		10,050	10,047
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A (1)(3)		902	889
Barings CLO Ltd. 2020-I
6.07% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/15/2036, Series 2020-1A, Class AR (1)(2)		600	600
BBAM European CLO II DAC
4.20% (3 Month EURIBOR + 1.02%, 1.02% Floor), 10/15/2034, Series 4750, Class Z (1)(2)	EUR	10,000	10,322
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B (5)		$3,594	266
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.19% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1 (2)		6,894	6,864
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
5.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3 (2)		110	109
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.35% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5 (2)		1,292	1,286
Benefit Street Partners CLO IV Ltd.
5.97% (3 Month Term SOFR + 1.35%, 1.35% Floor), 04/20/2034, Series 2014-IVA, Class AR4 (1)(2)		24,000	24,061

The accompanying notes are an integral part of these financial statements.

117

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
6.52% (3 Month Term SOFR + 1.90%, 1.90% Floor), 04/20/2034, Series 2014-IVA, Class BR4 (1)(2)	$9,750	$9,776
Benefit Street Partners CLO V-B Ltd.
6.77% (3 Month Term SOFR + 2.15%, 2.15% Floor), 07/20/2037, Series 2018-5BA, Class CR (1)(2)	500	503
Benefit Street Partners CLO X Ltd.
6.09% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR (1)(2)	12,795	12,808
6.43% (3 Month Term SOFR + 1.81%, 1.55% Floor), 04/20/2034, Series 2016-10A, Class A2AR (1)(2)	290	290
Benefit Street Partners CLO XII-B Ltd.
6.61% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/15/2037, Series 2017-12BRA, Class A (1)(2)	6,069	6,080
6.94% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/15/2037, Series 2017-12BRA, Class B (1)(2)	740	741
Benefit Street Partners CLO XIX Ltd.
6.26% (3 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2033, Series 2019-19A, Class BR (1)(2)	1,550	1,552
Benefit Street Partners CLO XX Ltd.
6.09% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR (1)(2)	6,155	6,160
Benefit Street Partners CLO XXI Ltd.
6.09% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/15/2034, Series 2020-21A, Class A1R (1)(2)	250	250
Benefit Street Partners CLO XXVI Ltd.
6.00% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/20/2037, Series 2022-26A, Class AR (1)(2)	500	501
Benefit Street Partners CLO XXVII Ltd.
5.99% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/20/2037, Series 2022-27A, Class AR (1)(2)	4,690	4,699
Benefit Street Partners CLO XXVIII Ltd.
6.26% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2022-28A, Class BR (1)(2)	9,830	9,825
Benefit Street Partners CLO XXXVII Ltd.
6.00% (3 Month Term SOFR + 1.65%, 1.65% Floor), 01/25/2038, Series 2024-37A, Class B (1)(2)	4,275	4,275
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B (1)	12,175	11,951
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B (1)	551	553
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B (1)	5,710	5,916
Birch Grove CLO 2 Ltd.
6.02% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/19/2037, Series 2021-2A, Class A1R (1)(2)	4,250	4,258
Birch Grove CLO 9 Ltd.
6.24% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/22/2037, Series 2024-9A, Class A1 (1)(2)	29,940	29,948
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
6.50%, 12/16/2041, Series 2016-1A, Class A (1)(3)	483	482
BlueMountain CLO 2015-3 Ltd.
6.38% (3 Month Term SOFR + 1.76%), 04/20/2031, Series 2015-3A, Class A2R (1)(2)	2,515	2,515
BlueMountain CLO 2016-3 Ltd.
5.72% (3 Month Term SOFR + 1.20%, 1.20% Floor), 11/15/2030, Series 2016-3A, Class A1R2 (1)(2)	331	331
BlueMountain CLO 2018-3 Ltd.
5.82% (3 Month Term SOFR + 1.19%, 1.19% Floor), 10/25/2030, Series 2018-3A, Class A1R (1)(2)	817	819
BlueMountain Fuji U.S. Clo II Ltd.
5.88% (3 Month Term SOFR + 1.26%), 10/20/2030, Series 2017-2A, Class A1AR (1)(2)	124	124
BMW Vehicle Lease Trust
4.18%, 10/25/2027, Series 2024-2, Class A3	14,300	14,187
4.29%, 01/25/2027, Series 2024-2, Class A2A	10,300	10,283
4.68%, 10/27/2025, Series 2024-2, Class A1	18,600	18,610
BRAVO Residential Funding Trust 2024-CES2
5.55%, 09/25/2054, Series 2024-CES2, Class A1A (1)(3)	642	641
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A (1)	663	650
Brex Commercial Charge Card Master Trust
6.05%, 07/15/2027, Series 2024-1, Class A1 (1)	1,145	1,158
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D	13,770	14,446
Bridgecrest Lending Auto Securitization Trust 2024-1
5.53%, 01/18/2028, Series 2024-1, Class A3	3,000	3,011
5.82%, 09/15/2026, Series 2024-1, Class A2	171	171

The accompanying notes are an integral part of these financial statements.

118

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C		$5,100	$5,193
6.30%, 02/15/2030, Series 2024-2, Class D		5,500	5,610
Bridgecrest Lending Auto Securitization Trust 2024-4
4.72%, 09/15/2028, Series 2024-4, Class A3		5,700	5,702
4.91%, 11/17/2025, Series 2024-4, Class A1		6,080	6,081
Brignole Co.
4.80% (1 Month EURIBOR + 2.00%), 02/24/2042, Series 2024, Class C (2)(17)	EUR	98	103
6.80% (1 Month EURIBOR + 4.00%), 02/24/2042, Series 1, Class D (2)(17)		142	147
Bristol Park CLO LTD
5.91% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/15/2029, Series 2016-1A, Class AR (1)(2)		$438	438
Buckhorn Park CLO Ltd.
5.63% (3 Month Term SOFR + 1.07%, 1.07% Floor), 07/18/2034, Series 2019-1A, Class ARR (1)(2)		2,090	2,089
Business Jet Securities 2024-1 LLC
6.20%, 05/15/2039, Series 2024-1A, Class A (1)		2,876	2,925
Business Jet Securities 2024-2 LLC
5.36%, 09/15/2039, Series 2024-2A, Class A (1)		11,211	11,073
Canyon CLO 2020-1 Ltd.
5.51% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/15/2034, Series 2020-1A, Class AR2 (1)(2)		4,800	4,800
Carbone CLO Ltd.
6.02% (3 Month Term SOFR + 1.40%), 01/20/2031, Series 2017-1A, Class A1 (1)(2)		133	133
Cardiff Auto Receivables Securitisation 2024-1 Plc
6.61% (Sterling Overnight Index Average + 1.90%), 08/20/2031, Series 17A, Class A1AR (2)(17)	GBP	645	810
7.31% (Sterling Overnight Index Average + 2.60%), 08/20/2031, Series 15A, Class CR (2)(17)		489	615
Carlyle Global Market Strategies CLO 2014-1 Ltd.
5.88% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2 (1)(2)		$570	570
6.31% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/17/2031, Series 2014-1A, Class BR2 (1)(2)		5,750	5,756
Carlyle Global Market Strategies CLO 2014-2R Ltd.
5.84% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1 (1)(2)		1,035	1,036
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
5.93% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A (1)(2)		1,091	1,093
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.06% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR (1)(2)		6,239	6,246
6.37% (3 Month Term SOFR + 1.71%, 1.45% Floor), 07/15/2031, Series 2014-5A, Class A2RR (1)(2)		330	330
Carlyle Global Market Strategies CLO 2015-1 Ltd.
5.86% (3 Month Term SOFR + 1.24%, 0.98% Floor), 07/20/2031, Series 2015-1A, Class AR3 (1)(2)		195	196
Carlyle Global Market Strategies CLO 2015-4 Ltd.
5.84% (3 Month Term SOFR + 1.22%, 1.22% Floor), 07/20/2032, Series 2015-4A, Class A1RR (1)(2)		456	456
Carlyle U.S. CLO 2017-3 Ltd.
6.54% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/21/2037, Series 2017-3A, Class A1R2 (1)(2)		2,570	2,576
Carlyle U.S. CLO 2017-4 Ltd.
6.10% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1 (1)(2)		4,714	4,719
Carlyle U.S. CLO 2019-1 Ltd.
5.96% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR (1)(2)		3,396	3,401
Carlyle U.S. CLO 2021-8 Ltd.
6.57% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/15/2034, Series 2021-8A, Class B (1)(2)		2,000	2,004
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D		825	818
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D		2,010	1,955
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D		1,235	1,195
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3		10,394	10,411
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D		1,155	1,180
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D		1,960	2,034

The accompanying notes are an integral part of these financial statements.

119

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
CarMax Auto Owner Trust 2024-2
5.18% (30-day Average SOFR + 0.58%), 05/17/2027, Series 2024-2, Class A2B (2)	$4,664	$4,671
5.50%, 01/16/2029, Series 2024-2, Class A3	18,000	18,288
5.65%, 05/17/2027, Series 2024-2, Class A2A	27,121	27,256
5.69%, 11/15/2029, Series 2024-2, Class B	6,610	6,719
6.42%, 10/15/2030, Series 2024-2, Class D	225	230
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A	7,500	7,512
4.73%, 09/15/2025, Series 2024-4, Class A1	13,766	13,774
CarVal CLO IV Ltd.
6.63% (3 Month Term SOFR + 2.01%, 1.75% Floor), 07/20/2034, Series 2021-1A, Class B (1)(2)	1,500	1,502
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028, Series 2021-N4, Class D	1,485	1,434
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,536
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D (1)	2,340	2,378
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D (1)	1,300	1,346
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D (1)	1,400	1,419
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D (1)	1,900	1,931
Carvana Auto Receivables Trust 2024-N3
4.53%, 01/10/2029, Series 2024-N3, Class A3 (1)	12,158	12,118
4.84%, 12/10/2027, Series 2024-N3, Class A2 (1)	3,800	3,804
5.38%, 12/10/2030, Series 2024-N3, Class D (1)	3,900	3,840
Carvana Auto Receivables Trust 2024-P3
4.61%, 11/10/2027, Series 2024-P3, Class A2	7,600	7,600
5.20%, 10/10/2025, Series 2024-P3, Class A1	980	980
Carvana Auto Receivables Trust 2024-P4
5.10%, 05/12/2031, Series 2024-P4, Class C	900	890
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(5)	1,275	1,281
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A (1)	998	949
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A (1)	753	693
Cayuga Park CLO Ltd.
6.03% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/17/2034, Series 2020-1A, Class AR (1)(2)	1,275	1,277
Cedar Funding VII CLO Ltd.
5.70% (3 Month Term SOFR + 1.08%, 1.08% Floor), 01/20/2031, Series 2018-7A, Class AR (1)(2)	212	213
Centerline Logistics Corp.
9.25%, 12/15/2027, Series 2023-1, Class A1 (1)	301	304
9.75%, 12/15/2027, Series 2023-1, Class A2 (1)	329	333
Centex Home Equity Loan Trust 2005-B
5.10% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2 (2)	466	466
Centex Home Equity Loan Trust 2005-D
5.41% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5 (2)	2,261	2,247
Centex Home Equity Loan Trust 2006-A
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3 (2)	9,500	8,839
Chase Auto Owner Trust 2023-A
5.68%, 01/25/2029, Series 2023-AA, Class A3 (1)	3,025	3,067
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3 (1)	17,500	17,770
5.66%, 05/26/2027, Series 2024-2A, Class A2 (1)	11,774	11,824

The accompanying notes are an integral part of these financial statements.

120

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3 (1)	$6,400	$6,340
4.40%, 11/26/2027, Series 2024-5A, Class A2 (1)	5,600	5,593
5.00%, 09/25/2025, Series 2024-5A, Class A1 (1)	5,757	5,761
CHEC Loan Trust 2004-2
5.41% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1 (2)	551	554
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D (1)	665	670
CIFC Funding 2013-II Ltd.
5.89% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/18/2030, Series 2013-2A, Class A1L2 (1)(2)	173	174
CIFC Funding 2013-III-R Ltd.
5.88% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/24/2031, Series 2013-3RA, Class A1 (1)(2)	227	227
CIFC Funding 2014-III Ltd.
6.09% (3 Month Term SOFR + 1.46%), 10/22/2031, Series 2014-3A, Class A1R2 (1)(2)	280	280
CIFC Funding 2015-I Ltd.
6.00% (3 Month Term SOFR + 1.37%, 1.11% Floor), 01/22/2031, Series 2015-1A, Class ARR (1)(2)	305	306
6.34% (3 Month Term SOFR + 1.71%, 1.45% Floor), 01/22/2031, Series 2015-1A, Class BRR (1)(2)	500	500
CIFC Funding 2015-IV Ltd.
5.95% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2 (1)(2)	10,210	10,229
6.33% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2 (1)(2)	2,145	2,144
CIFC Funding 2018-I Ltd.
5.79% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/18/2038, Series 2018-1A, Class A1R (1)(2)	27,385	27,395
CIFC Funding 2019-I Ltd.
5.98% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2019-1A, Class A1R2 (1)(2)	2,455	2,465
6.32% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2019-1A, Class BR2 (1)(2)	250	250
6.62% (3 Month Term SOFR + 2.00%, 2.00% Floor), 10/20/2037, Series 2019-1A, Class CR2 (1)(2)	250	252
CIFC Funding 2019-II Ltd.
7.91% (3 Month Term SOFR + 3.26%, 3.26% Floor), 04/17/2034, Series 2019-2A, Class DR (1)(2)	640	641
CIFC Funding 2019-III Ltd.
6.56% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/16/2034, Series 2019-3A, Class A2R (1)(2)	250	250
CIFC Funding 2019-V Ltd.
6.06% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1 (1)(2)	3,350	3,358
6.67% (3 Month Term SOFR + 2.01%, 1.75% Floor), 01/15/2035, Series 2019-5A, Class A2RS (1)(2)	5,000	5,005
CIFC Funding 2020-III Ltd.
6.01% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2034, Series 2020-3A, Class A1R (1)(2)	360	361
CIFC Funding 2021-I Ltd.
6.38% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/25/2037, Series 2021-1A, Class BR (1)(2)	1,760	1,761
CIFC Funding 2021-VI Ltd.
6.06% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/15/2034, Series 2021-6A, Class A (1)(2)	330	330
CIFC Funding 2021-VII Ltd.
6.02% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1 (1)(2)	11,700	11,708
Cifc Funding 2023-III Ltd.
6.92% (3 Month Term SOFR + 2.30%, 2.30% Floor), 01/20/2037, Series 2023-3A, Class B (1)(2)	3,700	3,731
CIFC Funding 2024-III Ltd.
6.47% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/21/2037, Series 2024-3A, Class B (1)(2)	3,000	3,008
7.77% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/21/2037, Series 2024-3A, Class D1 (1)(2)	1,000	1,008
CIM Trust 2021-NR3
5.57%, 06/25/2057, Series 2021-NR3, Class A1 (1)(3)	4,489	4,482
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1 (1)(3)	14,567	13,220
CIT Mortgage Loan Trust 2007-1
5.95% (1 Month Term SOFR + 1.61%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1 (1)(2)	1,595	1,603
6.20% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 2M2 (1)(2)	1,413	1,312
6.20% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 1M2 (1)(2)	3,562	3,417
Citigroup Mortgage Loan Trust, Inc.
5.08% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1 (2)	1,488	1,379
5.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4 (2)	7,900	7,553
5.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4 (2)	14,327	11,473

The accompanying notes are an integral part of these financial statements.

121

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3 (1)	$7,300	$7,381
Cloud Capital Holdco LP
5.78%, 11/22/2049, Series 2024-1A, Class A2 (1)	17,440	17,381
Clover CLO 2019-2 Ltd.
6.49% (3 Month Term SOFR + 1.86%, 1.86% Floor), 10/25/2033, Series 2019-2A, Class BR (1)(2)	4,500	4,499
Clover CLO 2021-1 LLC
5.99% (3 Month Term SOFR + 1.36%, 1.36% Floor), 04/22/2034, Series 2021-1A, Class A (1)(2)	1,320	1,323
Clover CLO 2021-2 LLC
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A (1)(2)	2,670	2,672
Clsec Holdings 22t LLC
3.46%, 05/11/2037, Series 2021-1, Class B (1)	3,980	3,503
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C (1)	259	237
College Ave Student Loans 2023-A LLC
6.47% (30-day Average SOFR + 1.90%, 1.90% Floor), 05/25/2055, Series 2023-A, Class A1 (1)(2)	1,676	1,712
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A (1)	15,064	15,213
6.08%, 08/25/2054, Series 2024-B, Class B (1)	4,420	4,453
College Ave Student Loans Trust 2024-A
6.32% (30-day Average SOFR + 1.75%, 1.75% Floor), 06/25/2054, Series 2024-A, Class A1B (1)(2)	3,000	3,060
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2 (1)	1,105	1,063
5.65% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1 (1)(2)	811	809
College Avenue Student Loans LLC
6.10% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1 (1)(2)	1,367	1,379
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A (1)	1,051	926
Compass Datacenters Issuer II LLC
5.02%, 08/25/2049, Series 2024-2A, Class A1 (1)	10,500	10,312
Concord Music Royalties LLC
5.64%, 10/20/2074, Series 2024-1A, Class A (1)	1,084	1,062
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	108
8.06%, 09/01/2029, Series 2000-1, Class A5 (5)	13,024	1,978
8.31%, 05/01/2032, Series 2000-4, Class A6 (5)	8,505	1,310
Conseco Financial Corp.
7.70%, 05/15/2027 (5)	1,159	1,138
Consumer Loan Finance 2024-A
0.00%, 11/25/2054, Series 2024-A, Class R (1)(18)	1,912	801
5.15%, 11/25/2054, Series 2024-A, Class A1 (1)(18)	6,440	6,440
5.35%, 11/25/2054, Series 2024-A, Class A2 (1)(18)	6,440	6,440
5.45%, 11/25/2054, Series 2024-A, Class B (1)(18)	1,578	1,578
5.75%, 11/25/2054, Series 2024-A, Class C (1)(18)	795	795
6.60%, 11/25/2054, Series 2024-A, Class D (1)(18)	1,044	1,044
8.75%, 11/25/2054, Series 2024-A, Class E (1)(18)	600	600
Consumer Loan Finance 2024-B Issuer Trust
0.00%, 11/25/2054, Series 2024-BA, Class R (1)(18)	1,224	601
5.15%, 11/25/2054, Series 2024-BA, Class A1 (1)(18)	3,705	3,705
5.35%, 11/25/2054, Series 2024-BA, Class A2 (1)(18)	3,705	3,705
5.45%, 11/25/2054, Series 2024-BA, Class B (1)(18)	1,024	1,024
5.75%, 11/25/2054, Series 2024-BA, Class C (1)(18)	512	512
6.60%, 11/25/2054, Series 2024-BA, Class D (1)(18)	644	644
8.75%, 11/25/2054, Series 2024-BA, Class E (1)(18)	386	386
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	306	302
3.16%, 10/15/2052, Series 2019-3, Class B (1)	1,470	1,331

The accompanying notes are an integral part of these financial statements.

122

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C (1)		$1,525	$1,296
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D (1)		1,630	1,367
Countrywide Asset-Backed Certificates
4.95% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4 (2)		15,990	15,036
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028, Series 2024-D, Class A (1)		6,558	6,568
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C (1)		2,135	2,212
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C (1)		3,525	3,622
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C (1)		1,430	1,486
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)		2,085	2,135
Credit Acceptance Auto Loan Trust 2024-2
5.95%, 06/15/2034, Series 2024-2A, Class A (1)		7,360	7,507
6.70%, 10/16/2034, Series 2024-2A, Class C (1)		3,470	3,551
Credit Acceptance Auto Loan Trust 2024-3
5.39%, 01/16/2035, Series 2024-3A, Class C (1)		3,240	3,189
Credit Suisse First Boston Mortgage Securities Corp.
6.00%, 01/25/2043, Series 2004-CF2, Class 1B (1)(3)		1,118	830
Credit-Based Asset Servicing & Securitization LLC
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C (2)		9,359	7,674
5.23% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1 (2)		3,975	3,927
Crockett Partners Equipment Co. IIA LLC
6.05%, 01/20/2031, Series 2024-1C, Class A (1)		7,428	7,484
Crown City CLO III
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A (1)(2)		250	250
CVC Cordatus Opportunity Loan Fund DAC
4.40% (3 Month EURIBOR + 1.38%, 1.38% Floor), 08/15/2033, Series 5473, Class BF (1)(2)	EUR	8,818	9,144
CVS Pass-Through Trust
6.94%, 01/10/2030		$603	615
CWABS Asset Backed Notes Trust 2007-Sea2
5.95% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 06/25/2047, Series 2007-SEA2, Class 2A1 (1)(2)		2,016	1,562
CWABS Asset-Backed Certificates Trust 2004-13
5.88% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4 (2)		7,320	7,340
CWABS Asset-Backed Certificates Trust 2005-13
5.19% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3 (2)		34,850	29,874
CWABS Asset-Backed Certificates Trust 2005-9
5.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2 (2)		3,556	3,464
CWABS Asset-Backed Certificates Trust 2005-AB4
4.93% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A (2)		1,495	1,335
CWABS Asset-Backed Certificates Trust 2006-14
4.89% (1 Month Term SOFR + 0.55%, 0.44% Floor), 02/25/2037, Series 2006-14, Class M1 (2)		406	372
CWABS Asset-Backed Certificates Trust 2006-2
4.91% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4 (2)		18,982	17,343
5.08% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2 (2)		24,500	23,449
CWABS Asset-Backed Certificates Trust 2006-22
4.89% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4 (2)		5,619	5,287
CWABS Asset-Backed Certificates Trust 2006-25
4.70% (1 Month Term SOFR + 0.36%, 0.25% Floor), 06/25/2037, Series 2006-26, Class M1 (2)		2,142	1,841
CWABS Asset-Backed Certificates Trust 2006-BC1
5.04% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3 (2)		1,000	920
CWABS Asset-Backed Certificates Trust 2007-10
4.63% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1 (2)		19,668	18,678

The accompanying notes are an integral part of these financial statements.

123

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
CWABS Asset-Backed Certificates Trust 2007-2
4.67% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4 (2)		$25,369	$22,969
CWABS Asset-Backed Certificates Trust 2007-8
4.70% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4 (2)		994	943
CWABS Asset-Backed Certificates Trust 2007-BC2
5.03% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4 (2)		4,478	4,346
CWABS Revolving Home Equity Loan Trust Series 2004-T
4.75% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A (2)		1,692	1,678
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.19% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1 (2)		2,493	2,405
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
4.65% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A (2)		71	67
Dell Equipment Finance Trust 2024-2
4.69%, 08/22/2030, Series 2024-2, Class A2 (1)		16,400	16,425
4.75%, 10/22/2025, Series 2024-2, Class A1 (1)		23,783	23,799
Dewolf Park CLO Ltd.
6.37% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR (1)(2)		12,235	12,238
Diameter Capital CLO 1 Ltd.
6.02% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2021-1A, Class A1R (1)(2)		9,230	9,252
Diameter Capital CLO 2 Ltd.
6.02% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2021-2A, Class A1R (1)(2)		4,860	4,871
Diameter Capital CLO 3 Ltd.
0.00% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2022-3A, Class A1R (1)(2)(4)		5,560	5,560
6.05% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A (1)(2)		5,560	5,559
Diameter Capital CLO 7 Ltd.
7.53% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/20/2037, Series 2024-7A, Class B (1)(2)		1,000	1,006
Diameter Capital CLO 8 Ltd.
5.95% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-8A, Class A1A (1)(2)		8,310	8,324
DLLMT 2024-1 LLC
5.35%, 08/20/2025, Series 2024-1A, Class A1 (1)		3,859	3,865
Domino’s Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II (1)		2,359	2,306
Dowson 2024-1 Plc
7.06% (Sterling Overnight Index Average + 2.35%), 08/20/2031, Series 1, Class D (2)(17)	GBP	127	158
8.66% (Sterling Overnight Index Average + 3.95%), 08/20/2031, Series 1, Class E (2)(17)		500	623
9.56% (Sterling Overnight Index Average + 4.85%), 08/20/2031, Series 1, Class X (2)(17)		396	494
11.66% (Sterling Overnight Index Average + 6.95%), 08/20/2031, Series 1, Class F (2)(17)		500	623
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D		$3,532	3,500
Drive Auto Receivables Trust 2024-2
4.50%, 09/15/2028, Series 2024-2, Class A3		8,000	7,977
4.94%, 12/15/2027, Series 2024-2, Class A2		24,600	24,625
Dryden 104 CLO Ltd.
5.81% (3 Month Term SOFR + 1.29%, 1.29% Floor), 08/20/2034, Series 2022-104A, Class A1R (1)(2)		1,260	1,260
Dryden 36 Senior Loan Fund
5.94% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3 (1)(2)		2,514	2,517
Dryden 37 Senior Loan Fund
6.02% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2031, Series 2015-37A, Class AR (1)(2)		174	174
Dryden 41 Senior Loan Fund
5.89% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/15/2031, Series 2015-41A, Class AR (1)(2)		960	961
Dryden 50 Senior Loan Fund
5.92% (3 Month Term SOFR + 1.26%, 1.00% Floor), 07/15/2030, Series 2017-50A, Class A1R (1)(2)		162	162
Dryden 55 CLO Ltd.
5.94% (3 Month Term SOFR + 1.28%), 04/15/2031, Series 2018-55A, Class A1 (1)(2)		617	617
Dryden 64 CLO Ltd.
5.86% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A (1)(2)		4,922	4,926

The accompanying notes are an integral part of these financial statements.

124

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Dryden 68 CLO Ltd.
5.76% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/15/2035, Series 2019-68A, Class ARR (1)(2)		$21,000	$21,024
Dryden XXVI Senior Loan Fund
5.82% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR (1)(2)		2,485	2,485
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D (1)		11,305	11,182
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D (1)		8,095	8,267
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D (1)		5,425	5,596
Eaton Vance CLO 2014-1R Ltd.
6.41% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2 (1)(2)		1,000	1,000
Eaton Vance CLO 2019-1 Ltd.
6.51% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/15/2037, Series 2019-1A, Class BR2 (1)(2)		2,000	2,015
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1 (1)		176	130
ECMC Group Student Loan Trust
5.68% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B (1)(2)		566	565
ECMC Group Student Loan Trust 2017-2
5.73% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A (1)(2)		5,326	5,320
ECMC Group Student Loan Trust 2020-2
5.83% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A (1)(2)		22,729	22,845
Edenbrook Mortgage Funding Plc
6.68% (Sterling Overnight Index Average + 1.95%), 03/22/2057, Series 1, Class B (2)(17)	GBP	592	742
7.28% (Sterling Overnight Index Average + 2.55%), 03/22/2057, Series 1, Class B (2)(17)		341	429
Edgeconnex Data Centers Issuer LLC
6.00%, 07/27/2054, Series 2024-1, Class A2 (1)		$9,920	9,809
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A (1)		814	807
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C (1)		237	222
Elevation CLO 2022-16 Ltd.
0.00% (3 Month Term SOFR + 1.13%, 1.13% Floor), 07/25/2034, Series 2022-16A, Class A1AR (1)(2)(4)		16,100	16,100
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A (1)		1,155	1,063
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B (1)(5)		369	299
Ellington Loan Acquisition Trust 2007-1
5.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1 (1)(2)		481	466
Elmwood CLO 15 Ltd.
5.97% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1 (1)(2)		11,210	11,237
Elmwood CLO 16 Ltd.
7.12% (3 Month Term SOFR + 2.50%, 2.50% Floor), 04/20/2037, Series 2022-3A, Class CR (1)(2)		500	507
Elmwood CLO I Ltd.
6.14% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2019-1A, Class A1RR (1)(2)		2,000	2,013
Elmwood CLO III Ltd.
6.73% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/18/2037, Series 2019-3A, Class CRR (1)(2)		500	503
Elmwood CLO IV Ltd.
6.48% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/18/2037, Series 2020-1A, Class BR (1)(2)		1,250	1,251
7.98% (3 Month Term SOFR + 3.35%, 3.35% Floor), 04/18/2037, Series 2020-1A, Class DR (1)(2)		1,000	1,011
Elmwood CLO VI Ltd.
6.01% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/18/2037, Series 2020-3A, Class ARR (1)(2)		1,110	1,111
Elmwood CLO XI Ltd.
6.83% (3 Month Term SOFR + 2.21%, 1.95% Floor), 10/20/2034, Series 2021-4A, Class C (1)(2)		250	250
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2 (1)		1,263	1,267

The accompanying notes are an integral part of these financial statements.

125

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Enterprise Fleet Financing 2024-4 LLC
4.56%, 11/20/2028, Series 2024-4, Class A3 (1)	$7,000	$6,969
4.69%, 07/20/2027, Series 2024-4, Class A2 (1)	6,600	6,608
4.70%, 06/20/2031, Series 2024-4, Class A4 (1)	568	564
4.72%, 10/21/2025, Series 2024-4, Class A1 (1)	26,975	26,998
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A (1)	4,511	4,402
EWC Master Issuer LLC
5.50%, 03/15/2052, Series 2022-1A, Class A2 (1)	1,706	1,661
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C	2,180	2,203
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,995
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B	15,364	15,410
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,492
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,287
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,889
Exeter Automobile Receivables Trust 2024-3
5.65%, 12/15/2027, Series 2024-3A, Class A3	3,300	3,323
5.70%, 07/16/2029, Series 2024-3A, Class C	600	608
5.98%, 09/16/2030, Series 2024-3A, Class D	1,400	1,415
Exeter Automobile Receivables Trust 2024-5
4.45%, 03/15/2028, Series 2024-5A, Class A3	5,100	5,090
4.79%, 04/15/2027, Series 2024-5A, Class A2	7,650	7,652
4.86%, 10/15/2025, Series 2024-5A, Class A1	6,844	6,845
5.06%, 02/18/2031, Series 2024-5A, Class D	4,600	4,508
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A (1)	1,661	1,657
Fieldstone Mortgage Investment Trust Series 2006-3
4.98% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A (2)	2,537	2,300
FIGRE Trust 2024-SL1
5.75%, 07/25/2053, Series 2024-SL1, Class A1 (1)(5)	1,912	1,912
Finance of America HECM Buyout 2024-HB1
4.00%, 10/01/2034, Series 2024-HB1, Class A1A (1)(5)	13,521	13,361
First Franklin Mortgage Loan Trust 2002-FF4
5.79% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2 (2)	2,757	2,661
First Franklin Mortgage Loan Trust 2003-FFH2
6.32% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A (2)	2,695	2,726
First Franklin Mortgage Loan Trust 2004-FF7
6.63% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5 (2)	854	890
First Franklin Mortgage Loan Trust 2006-FF11
4.81% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2 (2)	20,492	20,046
First Franklin Mortgage Loan Trust 2006-FF13
4.69% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1 (2)	293	188
First Franklin Mortgage Loan Trust 2006-FF16
4.87% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4 (2)	4,903	1,979
First Franklin Mortgage Loan Trust 2006-FF17
4.60% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5 (2)	2,447	2,048
First Franklin Mortgage Loan Trust 2006-FF2
5.05% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5 (2)	12,024	11,081
First Franklin Mortgage Loan Trust Series 2005-FF12
5.16% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2 (2)	1,427	1,371
First Horizon Alternative Mortgage Securities Trust 2006-AA7
5.09%, 01/25/2037, Series 2006-AA7, Class A1 (5)	1,901	1,516

The accompanying notes are an integral part of these financial statements.

126

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D (1)		$2,875	$2,806
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D (1)		1,590	1,553
2.79%, 08/17/2037, Series 2020-SFR1, Class E (1)		805	789
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1 (1)		4,795	4,561
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1 (1)		3,380	3,193
2.36%, 09/17/2038, Series 2021-SFR2, Class E2 (1)		2,000	1,886
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D (1)		10,352	10,014
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D (1)		8,135	8,018
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D (1)		1,480	1,437
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D (1)		3,085	2,947
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B (1)		5,200	5,188
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D (1)		8,385	8,235
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D (1)		1,205	1,186
Flagship Credit Auto Trust 2024-1
5.64%, 03/15/2028, Series 2024-1, Class A2 (1)		9,532	9,586
Flagship Credit Auto Trust 2024-3
4.88%, 11/15/2028, Series 2024-3, Class A (1)		1,722	1,725
Flatiron CLO 19 Ltd.
5.83% (3 Month Term SOFR + 1.34%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR (1)(2)		870	871
Flatiron CLO 21 Ltd.
6.20% (3 Month Term SOFR + 1.58%, 1.58% Floor), 10/19/2037, Series 2021-1A, Class A2R (1)(2)		780	780
Flatiron CLO 25 Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/17/2037, Series 2024-2A, Class A (1)(2)		460	463
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/17/2037, Series 2024-2A, Class B (1)(2)		370	370
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2 (1)		3,218	3,390
Ford Auto Securitization Trust II
3.72%, 11/15/2028, Series 2024-BA, Class A2 (1)	CAD	4,200	2,932
3.84%, 09/15/2030, Series 2024-BA, Class A3 (1)		3,300	2,301
3.95%, 10/15/2026, Series 2024-BA, Class A1 (1)		4,227	2,946
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,867
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3		3,590	3,594
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		7,400	7,327
4.32%, 08/15/2027, Series 2024-C, Class A2A		27,400	27,376
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	4,131
Fortuna Consumer Loan Abs 2024-2 DAC
4.50% (1 Month EURIBOR + 1.65%), 10/18/2034, Series 2024-2, Class C (2)(17)	EUR	300	312
6.95% (1 Month EURIBOR + 4.10%), 10/18/2034, Series 3A, Class AR (2)(17)		900	935
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)		$3,384	3,485
6.97%, 06/15/2049, Series 2023-2A, Class B (1)		1,585	1,618
Foundation Finance Trust 2024-1
5.95%, 12/15/2049, Series 2024-1A, Class B (1)		339	343

The accompanying notes are an integral part of these financial statements.

127

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B (1)		$574	$566
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D (1)		3,280	3,258
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D (1)		1,479	1,465
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D (1)		2,268	2,250
Fremont Home Loan Trust 2003-1
5.73% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1 (2)		1,234	1,319
Fremont Home Loan Trust 2004-4
5.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1 (2)		17,403	16,339
Fremont Home Loan Trust 2004-C
5.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1 (2)		5,914	5,452
Fremont Home Loan Trust 2005-1
5.61% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6 (2)		3,072	2,478
Fremont Home Loan Trust 2005-2
5.20% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3 (2)		778	768
Fremont Home Loan Trust 2005-C
5.23% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3 (2)		8,435	7,967
5.38% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4 (2)		10,696	8,714
Fremont Home Loan Trust 2005-E
5.11% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4 (2)		6,200	5,912
Frontier Issuer LLC
6.19%, 06/20/2054, Series 2024-1, Class A2 (1)		9,860	10,029
6.60%, 08/20/2053, Series 2023-1, Class A2 (1)		35,360	35,988
FTA Consumo Santander
4.19% (3 Month EURIBOR + 1.30%), 07/20/2038, Series 7, Class B (2)(17)	EUR	500	518
4.54% (3 Month EURIBOR + 1.65%), 07/20/2038, Series 7, Class C (2)(17)		400	414
Galaxy XV CLO Ltd.
5.89% (3 Month Term SOFR + 1.23%, 0.97% Floor), 10/15/2030, Series 2013-15A, Class ARR (1)(2)		$72	72
Galaxy XX CLO Ltd.
5.88% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR (1)(2)		1,024	1,025
Galaxy XXVI CLO Ltd.
5.68% (3 Month Term SOFR + 1.17%, 1.17% Floor), 11/22/2031, Series 2018-26A, Class AR (1)(2)		430	430
Galaxy Xxviii CLO Ltd.
6.02% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/15/2031, Series 2018-28A, Class A1 (1)(2)		104	104
Gallatin CLO VIII 2017-1 Ltd.
6.01% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R (1)(2)		30,340	30,369
Generate CLO 16 Ltd.
6.86% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-16A, Class B (1)(2)		500	501
Generate CLO 2 Ltd.
6.04% (3 Month Term SOFR + 1.41%, 1.41% Floor), 10/22/2037, Series 1X, Class A2 (1)(2)		1,170	1,177
6.43% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/22/2037, Series 2, Class E (1)(2)		1,150	1,153
Generate CLO 5 Ltd.
6.63% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/22/2037, Series 5A, Class BR (1)(2)		1,750	1,762
Generate CLO 7 Ltd.
6.25% (3 Month Term SOFR + 1.62%, 1.62% Floor), 04/22/2037, Series 7A, Class A1R (1)(2)		1,972	1,985
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1 (1)(3)		6,384	6,388
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D (1)		3,335	3,382
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D (1)		2,425	2,472
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D (1)		4,300	4,460
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D (1)		2,600	2,628

The accompanying notes are an integral part of these financial statements.

128

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D (1)		$805	$819
GLS Auto Receivables Issuer Trust 2024-4
4.75%, 07/17/2028, Series 2024-4A, Class A3 (1)		1,500	1,501
4.76%, 10/15/2027, Series 2024-4A, Class A2 (1)		4,300	4,305
4.86%, 11/17/2025, Series 2024-4A, Class A1 (1)		1,326	1,326
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C (1)		2,100	2,118
6.34%, 08/15/2031, Series 2024-3A, Class D (1)		3,400	3,425
GLS Auto Select Receivables Trust 2024-4
4.43%, 12/17/2029, Series 2024-4A, Class A2 (1)		7,800	7,766
5.28%, 10/15/2031, Series 2024-4A, Class D (1)		600	584
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3		13,200	13,126
4.29%, 01/20/2027, Series 2024-3, Class A2A		9,700	9,690
4.75%, 10/20/2025, Series 2024-3, Class A1		18,085	18,095
GM Financial Consumer Automobile Receivables Trust 2024-4
4.40%, 08/16/2029, Series 2024-4, Class A3		12,300	12,263
4.53%, 10/18/2027, Series 2024-4, Class A2A		6,500	6,505
4.74%, 10/16/2025, Series 2024-4, Class A1		16,342	16,351
Golden Bar Securitisation Srl
4.34% (3 Month EURIBOR + 1.50%), 09/22/2043, Series 1, Class B (2)(17)	EUR	708	739
6.24% (3 Month EURIBOR + 3.40%), 09/22/2043, Series 1, Class C (2)(17)		24	25
Golden Ray SA - Compartment 1
4.85% (1 Month EURIBOR + 2.00%), 12/27/2057, Series 1, Class C (2)(17)		100	103
Goldentree Loan Management U.S. Clo 11 Ltd.
5.59% (3 Month Term SOFR + 1.08%, 1.08% Floor), 10/20/2034, Series 2021-11A, Class AR (1)(2)		$29,500	29,492
GoldenTree Loan Management U.S. CLO 16 Ltd.
6.29% (3 Month Term SOFR + 1.67%, 1.67% Floor), 01/20/2034, Series 2022-16A, Class AR (1)(2)		23,800	23,834
Goldentree Loan Management U.S. Clo 8 Ltd.
5.75% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class ARR (1)(2)		27,220	27,258
Goldman Home Improvement Trust 2022-GRN1 Issuer Trust
4.50%, 06/25/2052, Series 2022-GRN1, Class A (1)		1,705	1,687
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A (1)		495	506
Golub Capital Partners CLO 41B-R Ltd.
6.20% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR (1)(2)		2,945	2,947
Golub Capital Partners CLO 55B Ltd.
6.08% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A (1)(2)		4,240	4,244
Golub Capital Partners CLO 66B Ltd.
6.58% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/25/2036, Series 2023-66A, Class A (1)(2)		1,750	1,757
Golub Capital Partners CLO 74 B Ltd.
7.16% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/25/2037, Series 2024-74A, Class B (1)(2)		2,000	2,005
Golub Capital Partners CLO 76 B Ltd.
6.11% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/25/2037, Series 2024-76A, Class A1 (1)(2)		340	341
6.41% (3 Month Term SOFR + 1.67%, 1.67% Floor), 10/25/2037, Series 2024-76A, Class B (1)(2)		250	250
7.64% (3 Month Term SOFR + 2.90%, 2.90% Floor), 10/25/2037, Series 2024-76A, Class D1 (1)(2)		250	250
GoodLeap Home Improvement Solutions Trust 2024-1
5.35%, 10/20/2046, Series 2024-1A, Class A (1)		8,961	8,924
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A (1)		386	355
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A (1)		801	763
Gracie Point International Funding 2023-1
6.88% (90-day Average SOFR + 1.95%), 09/01/2026, Series 2023-1A, Class A (1)(2)		1,751	1,759
GreenSky Home Improvement Issuer Trust 2024-2
5.07%, 10/27/2025, Series 2024-2, Class A1 (1)		70	70

The accompanying notes are an integral part of these financial statements.

129

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
5.15%, 10/27/2059, Series 2024-2, Class A4 (1)		$3,664	$3,660
5.26%, 10/27/2059, Series 2024-2, Class B (1)		1,090	1,087
GreenSky Home Improvement Trust 2024-1
5.55%, 06/25/2059, Series 2024-1, Class A3 (1)		3,195	3,225
5.67%, 06/25/2059, Series 2024-1, Class A4 (1)		4,315	4,344
5.87%, 06/25/2059, Series 2024-1, Class B (1)		392	396
Greenwood Park CLO Ltd.
5.93% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2 (1)(2)		141	141
5.95% (3 Month Term SOFR + 1.29%), 04/15/2031, Series 2018-1A, Class A1 (1)(2)		135	135
Greywolf CLO VII Ltd.
6.06% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1 (1)(2)		323	323
GSAMP Trust 2005-AHL
5.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2 (2)		3,050	2,818
GSAMP Trust 2007-FM2
4.51% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A (2)		1,659	976
HalseyPoint CLO 4 Ltd.
6.10% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/20/2034, Series 2021-4A, Class A (1)(2)		480	481
Hamlin Park CLO Ltd.
5.90% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/20/2037, Series 2024-1A, Class A (1)(2)		540	540
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2 (1)		4,622	4,139
7.25%, 03/20/2054, Series 2024-1A, Class A2 (1)		2,432	2,484
Harley-Davidson Motorcycle Trust 2024-B
4.31%, 07/16/2029, Series 2024-B, Class A3		16,100	16,019
4.62%, 08/16/2027, Series 2024-B, Class A2		28,700	28,734
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 7A, Class A1RR (1)	EUR	3,748	3,756
3.55% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R (1)(2)		31,448	32,525
Hermitage 2024 Plc
6.31% (Sterling Overnight Index Average + 1.60%), 04/21/2033, Series 1, Class C (2)(17)	GBP	240	300
7.06% (Sterling Overnight Index Average + 2.35%), 04/21/2033, Series 1, Class C (2)(17)		166	209
8.61% (Sterling Overnight Index Average + 3.90%), 04/21/2033, Series 1, Class C (2)(17)		243	304
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D (1)		$11,604	11,548
9.13%, 06/25/2027, Series 2023-1A, Class 1D (1)		2,585	2,607
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D (1)		6,660	6,631
Hill FL 2024-2 BV
4.80% (1 Month EURIBOR + 1.95%), 10/18/2032, Series 2FL, Class D (2)(17)	EUR	200	208
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C (1)		$201	196
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C (1)		394	401
Hilton Grand Vacations Trust 2024-2
5.99%, 03/25/2038, Series 2024-2A, Class C (1)		1,490	1,501
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C (1)		84	80
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)		2,594	2,616
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A (1)		1,242	1,215
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D (1)		1,090	1,019
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D (1)		1,181	1,103
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E (1)		741	621

The accompanying notes are an integral part of these financial statements.

130

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)		$4,226	$3,979
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)		24,332	21,764
Honda Auto Receivables 2024-4 Owner Trust
4.33%, 05/15/2029, Series 2024-4, Class A3		3,600	3,583
4.56%, 03/15/2027, Series 2024-4, Class A2		12,300	12,306
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A (1)		1,835	1,762
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A (1)		782	743
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A (1)		1,305	1,213
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D (1)		3,390	3,358
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D (1)		1,585	1,624
HPS Loan Management 2024-20 Ltd.
7.44% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/25/2037, Series 2024-20A, Class C (1)(2)		750	755
8.54% (3 Month Term SOFR + 3.30%, 3.30% Floor), 07/25/2037, Series 2024-20A, Class D1 (1)(2)		750	758
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3 (1)		13,900	14,043
5.50%, 03/15/2027, Series 2024-1A, Class A2 (1)		14,098	14,148
Huntington Bank Auto Credit-Linked Notes Series 2024-1
6.00% (30-day Average SOFR + 1.40%), 05/20/2032, Series 2024-1, Class B2 (1)(2)		1,987	1,992
Huntington Bank Auto Credit-Linked Notes Series 2024-2
5.95% (30-day Average SOFR + 1.35%), 10/20/2032, Series 2024-2, Class B2 (1)(2)		3,439	3,446
Hyundai Auto Lease Securitization Trust 2024-C
4.62%, 04/17/2028, Series 2024-C, Class A3 (1)		9,500	9,505
4.77%, 03/15/2027, Series 2024-C, Class A2A (1)		5,600	5,615
5.30%, 09/15/2025, Series 2024-C, Class A1 (1)		4,142	4,145
Hyundai Auto Receivables Trust 2024-C
4.41%, 05/15/2029, Series 2024-C, Class A3		17,900	17,826
4.53%, 09/15/2027, Series 2024-C, Class A2A		11,400	11,405
4.75%, 10/15/2025, Series 2024-C, Class A1		14,323	14,332
Invesco U.S. CLO 2024-4 Ltd.
5.65% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2024-4A, Class A1 (1)(2)		18,945	18,945
Italian Stella Loans Srl
5.10% (1 Month EURIBOR + 2.15%), 05/27/2039, Series 2, Class D (2)(17)	EUR	100	104
IXIS Real Estate Capital Trust 2005-HE2
5.43% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5 (2)		$2,447	2,510
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I (1)		269	256
4.48%, 08/25/2049, Series 2019-1A, Class A2II (1)		4,456	4,369
John Deere Owner Trust 2024-C
4.36%, 08/16/2027, Series 2024-C, Class A2A		50,500	50,485
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.78% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2 (2)		7,044	6,137
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
4.99% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2 (2)		11,255	9,939
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
4.99% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5 (2)		5,182	4,940
JP Morgan Mortgage Acquisition Trust 2006-CW1
4.89% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2 (2)		11,322	9,950
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.69% (1 Month Term SOFR + 0.35%, 0.24% Floor), 12/25/2036, Series 2006-WMC4, Class A3 (2)		17,794	9,228
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor), 12/25/2036, Series 2006-WMC4, Class A4 (2)		16,206	8,410

The accompanying notes are an integral part of these financial statements.

131

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
JP Morgan Mortgage Acquisition Trust 2007-CH3
4.71% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5 (2)	$8,008	$7,876
JP Morgan Mortgage Acquisition Trust 2007-CH5
4.72% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1 (2)	6,439	6,190
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031, Series 2024-1A, Class A (1)	5,805	5,736
KDAC Aviation Finance Ltd.
4.21%, 12/15/2042, Series 2017-1A, Class A (1)	1,045	1,011
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A (1)	2,195	2,158
Kings Park CLO Ltd.
6.01% (3 Month Term SOFR + 1.39%, 1.39% Floor), 01/21/2035, Series 2021-1A, Class A (1)(2)	250	251
KKR CLO 11 Ltd.
6.10% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 1A, Class BR (1)(2)	4,389	4,394
KKR Financial CLO 2013-1 Ltd.
6.11% (3 Month Term SOFR + 1.45%, 1.45% Floor), 04/15/2029, Series 2013-1A, Class A2R2 (1)(2)	2,000	2,002
6.61% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/15/2029, Series 2013-1A, Class BR2 (1)(2)	1,000	1,000
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C (1)	3,640	3,722
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C (1)	1,940	1,993
7.37%, 04/15/2031, Series 2023-4A, Class D (1)	980	1,018
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B (1)	500	503
5.64%, 06/15/2029, Series 2024-1A, Class C (1)	100	101
LAD Auto Receivables Trust 2024-3
4.52%, 03/15/2029, Series 2024-3A, Class A3 (1)	3,000	2,986
4.64%, 11/15/2027, Series 2024-3A, Class A2 (1)	5,400	5,402
4.87%, 11/17/2025, Series 2024-3A, Class A1 (1)	5,908	5,912
4.93%, 03/15/2030, Series 2024-3A, Class C (1)	800	790
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX (1)	2,670	2,444
LCM XVII LP
6.05% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series KJ48, Class A2 (1)(2)	786	786
Lehman XS Trust 2007-6
4.87% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1 (2)	5,531	4,556
Lendbuzz Securitization Trust 2024-3
4.97%, 10/15/2029, Series 2024-3A, Class A2 (1)	5,100	5,099
5.35%, 09/15/2025, Series 2024-3A, Class A1 (1)	2,641	2,642
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A (1)	2,819	2,825
Lendmark Funding Trust 2023-1
8.69%, 05/20/2033, Series 2023-1A, Class D (1)	1,576	1,592
Lendmark Funding Trust 2024-2
4.47%, 02/21/2034, Series 2024-2A, Class A (1)	4,400	4,319
4.86%, 02/21/2034, Series 2024-2A, Class B (1)	481	468
5.25%, 02/21/2034, Series 2024-2A, Class C (1)	147	143
5.69%, 02/21/2034, Series 2024-2A, Class D (1)	208	203
Long Beach Mortgage Loan Trust 2004-6
5.65% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1 (2)	14,269	13,221
Long Beach Mortgage Loan Trust 2005-2
5.58% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6 (2)	12,500	11,963
Long Beach Mortgage Loan Trust 2005-WL2
5.23% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3 (2)	7,237	7,051
Long Beach Mortgage Loan Trust 2005-WL3
5.16% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2 (2)	9,435	8,692
Long Beach Mortgage Loan Trust 2006-WL1
5.08% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1 (2)	11,517	10,877

The accompanying notes are an integral part of these financial statements.

132

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series 3ELV, Class D	$3,020	$2,933
Lyra Music Assets Delaware LP
5.76%, 12/22/2064, Series 2024-2A, Class A2 (1)	3,390	3,301
M&T Equipment 2024-LEAF1 Notes
5.39%, 08/18/2025, Series 2024-1A, Class A1 (1)	5,842	5,852
Madison Park Funding LIX Ltd.
6.13% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/18/2037, Series 2021-59A, Class A1R (1)(2)	2,000	2,014
7.93% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/18/2037, Series 2021-59A, Class D1AR (1)(2)	1,000	1,011
Madison Park Funding LVII Ltd.
5.90% (3 Month Term SOFR + 1.28%, 1.28% Floor), 07/27/2034, Series 2022-57A, Class A1R (1)(2)	500	500
Madison Park Funding LXII Ltd.
6.50% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/17/2036, Series 2022-62A, Class AR (1)(2)	780	782
Madison Park Funding XIV Ltd.
5.83% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/22/2030, Series 2014-14A, Class AR3 (1)(2)	650	651
Madison Park Funding XL Ltd.
5.77% (3 Month Term SOFR + 1.25%, 0.99% Floor), 05/28/2030, Series 5081, Class AI (1)(2)	152	152
Madison Park Funding XLVIII Ltd.
6.33% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B (1)(2)	2,750	2,755
Madison Park Funding XVIII Ltd.
5.82% (3 Month Term SOFR + 1.20%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR (1)(2)	4,462	4,469
Madison Park Funding XXI Ltd.
6.00% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/15/2032, Series 2016-21A, Class AARR (1)(2)	910	912
Madison Park Funding XXVII Ltd.
7.48% (3 Month Term SOFR + 2.86%, 0.26% Floor), 04/20/2030, Series 2018-27A, Class C (1)(2)	1,400	1,398
Madison Park Funding XXXI Ltd.
6.43% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/23/2037, Series 2018-31A, Class B1R (1)(2)	480	483
6.88% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/23/2037, Series 2018-31A, Class CR (1)(2)	2,000	2,013
Madison Park Funding XXXIII Ltd.
5.95% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR (1)(2)	250	250
Madison Park Funding XXXV Ltd.
5.87% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R (1)(2)	2,421	2,426
Madison Park Funding XXXVII Ltd.
6.19% (3 Month Term SOFR + 1.53%, 1.53% Floor), 04/15/2037, Series 2019-37A, Class AR2 (1)(2)	2,110	2,128
Madison Park Funding XXXVIII Ltd.
6.81% (3 Month Term SOFR + 2.16%, 2.16% Floor), 07/17/2034, Series 2021-38A, Class C (1)(2)	1,000	1,001
Magnetite XXV Ltd.
6.09% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A (1)(2)	14,165	14,185
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A (1)	1,127	1,120
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A (1)	437	413
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A (1)	4,856	4,479
Marble Point CLO X Ltd.
5.96% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR (1)(2)	85	85
Mariner CLO 2016-3 LLC
6.22% (3 Month Term SOFR + 1.59%, 1.59% Floor), 01/23/2037, Series 2016-3A, Class AR3 (1)(2)	490	493
Mariner Finance Issuance Trust 2024-A
5.13%, 09/22/2036, Series 2024-AA, Class A (1)	2,102	2,101
5.68%, 09/22/2036, Series 2024-AA, Class B (1)	2,875	2,901
6.77%, 09/22/2036, Series 2024-AA, Class D (1)	112	113
9.02%, 09/22/2036, Series 2024-AA, Class E (1)	484	490
Mariner Finance issuance Trust 2024-B
4.91%, 11/20/2038, Series 2024-BA, Class A (1)	5,527	5,439
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B (1)	2,998	3,015

The accompanying notes are an integral part of these financial statements.

133

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Marlette Funding Trust 2024-1
6.93%, 07/17/2034, Series 2024-1A, Class D (1)		$345	$347
MASTR Asset Backed Securities Trust 2004-WMC1
5.23% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1 (2)		650	683
MASTR Specialized Loan Trust
4.97% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A (1)(2)		249	242
Meacham Park CLO Ltd.
6.39% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/20/2037, Series 2024-1A, Class B (1)(2)		1,310	1,310
Mercedes-Benz Auto Lease Trust 2024-B
4.57%, 12/15/2026, Series 2024-B, Class A2A		17,200	17,204
Mercury Financial Credit Card Master Trust
6.56%, 07/20/2029, Series 2024-2A, Class A (1)		9,055	9,163
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
4.93% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C (2)		1,117	757
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.45% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2 (2)		12,660	11,198
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.74% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1 (2)		9,671	8,680
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
4.65% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B (2)		11,823	1,247
4.78% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C (2)		28,341	3,007
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
4.75% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C (2)		42,707	8,988
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A (1)		2,462	1,640
MetroNet Infrastructure Issuer LLC
6.23%, 04/20/2054, Series 2024-1A, Class A2 (1)		1,100	1,122
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (3)		8,269	8,285
Midocean Credit CLO VIII
5.83% (3 Month Term SOFR + 1.31%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R (1)(2)		11,413	11,425
MidOcean Credit CLO XII Ltd.
5.97% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/18/2036, Series 2023-12A, Class A1R (1)(2)		1,380	1,380
Mila 2024-1 BV
4.21% (1 Month EURIBOR + 1.45%), 09/16/2041, Series 1, Class C (2)(17)	EUR	100	103
4.76% (1 Month EURIBOR + 2.00%), 09/16/2041, Series 1, Class D (2)(17)		100	103
Milos CLO Ltd.
5.95% (3 Month Term SOFR + 1.33%, 1.07% Floor), 10/20/2030, Series 2017-1A, Class AR (1)(2)		$128	129
6.43% (3 Month Term SOFR + 1.81%, 1.55% Floor), 10/20/2030, Series 2017-1A, Class BR (1)(2)		250	250
Mission Lane Credit Card Master Trust
5.88%, 01/15/2030, Series 2024-B, Class A (1)		7,620	7,613
6.20%, 08/15/2029, Series 2024-A, Class A1 (1)		3,630	3,651
7.23%, 07/17/2028, Series 2023-A, Class A (1)		2,920	2,937
7.69%, 11/15/2028, Series 2023-B, Class A (1)		5,475	5,524
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
5.31% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1 (2)		8,976	8,890
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
5.41% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1 (2)		1,046	1,057
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
5.38% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4 (2)		1,569	1,416
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
4.58% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1 (2)		411	360
Morgan Stanley Capital I, Inc. Trust 2006-HE1
5.03% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4 (2)		4,188	4,025
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A (3)		12,111	2,660
Morgan Stanley Mortgage Loan Trust 2007-8XS

The accompanying notes are an integral part of these financial statements.

134

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Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
4.98% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5 (2)		$18,452	$6,564
4.99% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9 (2)		1,782	634
Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A (1)		445	427
Mosaic Solar Loan Trust 2024-1
5.50%, 09/20/2049, Series 2024-1A, Class A (1)		2,053	1,997
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A (1)		21,829	21,368
Mountain View CLO IX Ltd.
6.04% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R (1)(2)		683	684
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C (1)		134	132
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C (1)		275	261
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C (1)		4,775	4,469
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C (1)		80	79
NAK Naftogaz Ukraine via Kondor Finance Plc
7.13%, 07/19/2026 (6)(17)	EUR	877	699
7.63%, 11/08/2028 (1)(6)		$542	402
National Collegiate Student Loan Trust 2005-3
5.35% (1 Month Term SOFR + 0.40%), 10/25/2033, Series 2005-3W, Class A51 (1)(2)		136	136
Navient Private Education Loan Trust 2014-A
6.11% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3 (1)(2)		180	180
Navient Private Education Loan Trust 2015-A
6.21% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3 (1)(2)		293	294
Navient Private Education Loan Trust 2015-B
5.96% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3 (1)(2)		5,227	5,240
Navient Private Education Loan Trust 2017-A
3.91%, 12/16/2058, Series 2017-A, Class B (1)		293	290
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A (1)		385	381
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A (1)		533	523
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)		330	322
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2 (1)		1,792	1,702
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A (1)		1,697	1,623
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)		1,882	1,773
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A (1)		2,533	2,383
2.83%, 11/15/2068, Series 2020-CA, Class B (1)		4,665	3,954
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A (1)		3,156	2,939
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A (1)		2,156	1,976
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A (1)		1,335	1,239
1.33%, 04/15/2069, Series 2020-IA, Class A1A (1)		5,205	4,710
5.51% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B (1)(2)		8,973	8,964
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A (1)		1,966	1,772
2.24%, 05/15/2069, Series 2021-A, Class B (1)		360	273

The accompanying notes are an integral part of these financial statements.

135

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B (1)	$1,680	$1,140
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B (1)	3,810	2,552
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072, Series 2024-A, Class A (1)	5,416	5,473
Navient Student Loan Trust
6.30% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B (1)(2)	10,357	10,422
7.23%, 03/15/2072, Series 2023-BA, Class B (1)	10,320	10,608
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A (1)	259	252
Navient Student Loan Trust 2020-2
5.58% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B (1)(2)	16,209	16,151
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A (1)(3)	11,325	10,406
Nelnet Student Loan Trust 2021-A
2.85%, 04/20/2062, Series 2021-A, Class B1 (1)	2,386	2,013
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX (1)	4,430	4,103
2.68%, 04/20/2062, Series 2021-BA, Class B (1)	3,665	3,141
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062, Series 2021-DA, Class B (1)	293	249
Nelnet Student Loan Trust 2023-PL1
6.82% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A (1)(2)	1,261	1,283
Neuberger Berman CLO XIV Ltd.
5.91% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2 (1)(2)	5,409	5,417
Neuberger Berman CLO XVI-S Ltd.
6.32% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/15/2034, Series 2017-16SA, Class BR (1)(2)	500	501
Neuberger Berman Loan Advisers CLO 31 Ltd.
5.92% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/20/2031, Series 2019-31A, Class AR (1)(2)	245	245
Neuberger Berman Loan Advisers CLO 32 Ltd.
5.87% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR (1)(2)	14,723	14,739
Neuberger Berman Loan Advisers CLO 33 Ltd.
5.99% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/16/2033, Series 2019-33A, Class AR (1)(2)	1,140	1,143
Neuberger Berman Loan Advisers CLO 34 Ltd.
5.86% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/20/2035, Series 2019-34A, Class A1R (1)(2)	250	250
6.37% (3 Month Term SOFR + 1.75%, 1.75% Floor), 01/20/2035, Series 2019-34A, Class BR (1)(2)	500	501
Neuberger Berman Loan Advisers CLO 40 Ltd.
5.97% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/16/2033, Series 2021-40A, Class A (1)(2)	1,614	1,617
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.01% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A (1)(2)	800	802
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.04% (3 Month Term SOFR + 1.39%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A (1)(2)	29,715	29,797
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.05% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A (1)(2)	4,880	4,886
Neuberger Berman Loan Advisers CLO 54 Ltd.
6.58% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/23/2038, Series 2024-54A, Class B (1)(2)	560	563
Neuberger Berman Loan Advisers CLO 56 Ltd.
7.07% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/24/2037, Series 2024-56A, Class B (1)(2)	1,000	1,000
7.42% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/24/2037, Series 2024-56A, Class C (1)(2)	1,000	1,006
8.42% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/24/2037, Series 2024-56A, Class D (1)(2)	1,000	1,009
New Century Home Equity Loan Trust 2005-1
5.13% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1 (2)	651	675
New Century Home Equity Loan Trust Series 2005-D
5.16% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2 (2)	10,390	8,888
New Residential Mortgage Loan Trust 2022-SFR1
4.44%, 02/17/2039, Series 2022-SFR1, Class F (1)	258	239

The accompanying notes are an integral part of these financial statements.

136

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Newday Funding Master Issuer Plc - Series 2024-2
6.11% (Sterling Overnight Index Average + 1.40%), 07/15/2032, Series 3, Class C (2)(17)	GBP	237	$297
6.61% (Sterling Overnight Index Average + 1.90%), 07/15/2032, Series 1, Class B (2)(17)		281	353
7.36% (Sterling Overnight Index Average + 2.65%), 07/15/2032, Series 1, Class C (2)(17)		595	749
Nissan Auto Receivables 2024-B Owner Trust
4.34%, 03/15/2029, Series 2024-B, Class A3		$9,100	9,064
4.70%, 10/15/2025, Series 2024-B, Class A1		14,982	14,992
Noria DE 2024
4.50% (1 Month EURIBOR + 1.65%), 02/25/2043, Series 2024, Class D (2)(17)	EUR	200	207
6.40% (1 Month EURIBOR + 3.55%), 02/25/2043, Series 1, Class D (2)(17)		200	207
7.35% (1 Month EURIBOR + 4.50%), 02/25/2043, Series DE1, Class F (2)(17)		100	104
Northwoods Capital XII-B Ltd.
5.55% (3 Month Term SOFR + 1.19%, 1.19% Floor), 06/15/2031, Series 2018-12BA, Class AR (1)(2)		$11,039	11,047
Oaktree CLO 2024-27 Ltd.
6.35% (3 Month Term SOFR + 1.57%, 1.57% Floor), 10/22/2037, Series 2024-27A, Class A2 (1)(2)		350	350
7.78% (3 Month Term SOFR + 3.00%, 3.00% Floor), 10/22/2037, Series 2024-27A, Class D1 (1)(2)		270	270
OCP Aegis CLO 2023-29 Ltd.
0.00% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/20/2036, Series 2023-29A, Class BR (1)(2)(4)		15,500	15,500
OCP CLO 2014-5 Ltd.
5.96% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R (1)(2)		487	488
OCP CLO 2014-7 Ltd.
6.00% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR (1)(2)		1,791	1,791
OCP CLO 2015-9 Ltd.
5.90% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2 (1)(2)		1,000	1,001
OCP CLO 2017-14 Ltd.
7.84% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/20/2037, Series 2017-14A, Class D1R (1)(2)		650	658
OCP CLO 2020-18 Ltd.
8.33% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/20/2037, Series 2020-18A, Class D1R2 (1)(2)		250	253
OCP CLO 2020-19 Ltd.
6.03% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR (1)(2)		12,450	12,469
OCP CLO 2020-8R Ltd.
5.77% (3 Month Term SOFR + 1.25%, 1.25% Floor), 10/17/2036, Series 2020-8RA, Class AR (1)(2)		4,291	4,290
6.17% (3 Month Term SOFR + 1.65%, 1.65% Floor), 10/17/2036, Series 2020-8RA, Class BR (1)(2)		520	520
6.42% (3 Month Term SOFR + 1.90%, 1.90% Floor), 10/17/2036, Series 2020-8RA, Class CR (1)(2)		250	250
OCP CLO 2024-32 Ltd.
6.63% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/23/2037, Series 2024-32A, Class B1 (1)(2)		500	503
OCP CLO 2024-38 Ltd.
5.68% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/21/2038, Series 2024-38A, Class A (1)(2)		17,110	17,110
Octagon 66 Ltd.
6.24% (3 Month Term SOFR + 1.75%, 1.75% Floor), 11/16/2036, Series 2022-1A, Class A1R (1)(2)		910	917
Octagon Investment Partners 36 Ltd.
5.89% (3 Month Term SOFR + 1.23%), 04/15/2031, Series 2018-1A, Class A1 (1)(2)		340	340
Octagon Investment Partners 39 Ltd.
5.77% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2030, Series 2018-3A, Class AR (1)(2)		675	676
6.42% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR (1)(2)		16,550	16,562
Octagon Investment Partners XIV Ltd.
5.87% (3 Month Term SOFR + 1.21%, 0.95% Floor), 07/15/2029, Series 2012-1A, Class AARR (1)(2)		8	8
Octagon Investment Partners XV Ltd.
5.85% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR (1)(2)		5,387	5,389
Octagon Investment Partners XVI Ltd.
5.93% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R (1)(2)		791	792
Octagon Investment Partners XVII Ltd.
6.29% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2 (1)(2)		2,500	2,504
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C (1)		3,895	3,925
OHA Credit Funding 18 Ltd.
6.57% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2024-18A, Class B1 (1)(2)		1,000	1,006

The accompanying notes are an integral part of these financial statements.

137

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
OHA Credit Funding 2 LTD
0.00% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/21/2038, Series 2019-2A, Class AR2 (1)(2)(4)	$250	$250
6.03% (3 Month Term SOFR + 1.41%, 1.15% Floor), 04/21/2034, Series 2019-2A, Class AR (1)(2)	250	250
OHA Credit Funding 3 LTD
5.83% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/20/2038, Series 2019-3A, Class AR2 (1)(2)	10,120	10,167
OHA Credit Funding 4 Ltd.
6.31% (3 Month Term SOFR + 1.29%, 1.29% Floor), 01/22/2038, Series 2019-4A, Class AR2 (1)(2)	750	750
OHA Credit Funding 6 Ltd.
5.92% (3 Month Term SOFR + 1.33%, 1.33% Floor), 10/20/2037, Series 2020-6A, Class AR2 (1)(2)	6,980	6,989
OHA Credit Funding 7 Ltd.
5.92% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR (1)(2)	330	330
OHA Credit Partners XI Ltd.
6.08% (3 Month Term SOFR + 1.46%, 1.46% Floor), 04/20/2037, Series 2015-11A, Class A1R2 (1)(2)	23,400	23,533
6.42% (3 Month Term SOFR + 1.80%, 1.80% Floor), 04/20/2037, Series 2015-11A, Class B1R2 (1)(2)	1,750	1,755
OHA Credit Partners XV Ltd.
6.57% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R (1)(2)	15,180	15,267
OHA Credit Partners XVI
5.98% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/18/2037, Series 2021-16A, Class AR (1)(2)	8,362	8,410
OHA Loan Funding 2013-1 Ltd.
7.93% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/23/2037, Series 2013-1A, Class D1R3 (1)(2)	1,000	1,015
OnDeck Asset Securitization Trust IV LLC
4.98%, 10/17/2031, Series 2024-2A, Class A (1)	3,425	3,353
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	1,145	1,180
OneMain Financial Issuance Trust 2018-2
4.04%, 03/14/2033, Series 2018-2A, Class C (1)	1,015	1,013
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D (1)	3,300	2,945
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A (1)	27,583	27,596
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D (1)	8,785	8,618
Onemain Financial Issuance Trust 2024-1
5.79%, 05/14/2041, Series 2024-1A, Class A (1)	6,027	6,178
Option One Mortgage Loan Trust 2004-2
5.25% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1 (2)	3,864	3,881
Option One Mortgage Loan Trust 2006-1
5.05% (1 Month Term SOFR + 0.71%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4 (2)	908	903
Option One Mortgage Loan Trust 2006-3
4.73% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1 (2)	16,359	10,129
Option One Mortgage Loan Trust 2007-4
4.63% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2 (2)	13,306	7,523
Option One Mortgage Loan Trust 2007-FXD1
5.86%, 01/25/2037, Series 2007-FXD1, Class 3A4 (3)	49	47
Orchard Park CLO Ltd.
6.01% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A (1)(2)	5,610	5,620
6.35% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2024-1A, Class B1 (1)(2)	500	500
Orion CLO 2023-1 Ltd.
12.53% (3 Month Term SOFR + 7.90%, 7.90% Floor), 10/25/2036, Series 2023-1A, Class E (1)(2)	1,000	1,007
Orion CLO 2024-3 Ltd.
7.23% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/25/2037, Series 2024-3A, Class B (1)(2)	2,000	2,004
7.63% (3 Month Term SOFR + 2.30%, 2.30% Floor), 07/25/2037, Series 2024-3A, Class C (1)(2)	500	503
Oscar U.S. Funding XVII LLC
4.47%, 03/12/2029, Series 2024-2A, Class A3 (1)	2,100	2,065
4.63%, 12/10/2027, Series 2024-2A, Class A2 (1)	6,500	6,475
5.19%, 10/10/2025, Series 2024-2A, Class A1 (1)	4,495	4,495
OWN Equipment Fund I LLC
5.70%, 12/20/2032, Series 2024-2M, Class A (1)	10,405	10,415

The accompanying notes are an integral part of these financial statements.

138

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Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
OZLM XVIII Ltd.
5.94% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2031, Series 2018-18A, Class A (1)(2)		$778	$779
Palmer Square BDC CLO 1 Ltd.
6.26% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 2A, Class AR (1)(2)		23,440	23,611
Palmer Square CLO 2018-1 Ltd.
11.57% (3 Month Term SOFR + 6.94%, 6.94% Floor), 04/18/2037, Series 2018-1A, Class DR (1)(2)		500	514
Palmer Square CLO 2018-3 Ltd.
6.41% (3 Month Term SOFR + 1.76%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3 (1)(2)		250	250
Palmer Square CLO 2020-3 Ltd.
6.17% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2 (1)(2)		8,130	8,186
Palmer Square CLO 2021-2 Ltd.
6.07% (3 Month Term SOFR + 1.41%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A (1)(2)		9,020	9,030
Palmer Square CLO 2021-4 Ltd.
6.09% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A (1)(2)		22,275	22,270
Palmer Square CLO 2022-3 Ltd.
5.97% (3 Month Term SOFR + 1.35%, 1.35% Floor), 07/20/2037, Series 2022-3A, Class A1R (1)(2)		400	401
6.22% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2022-3A, Class B1R (1)(2)		250	250
7.57% (3 Month Term SOFR + 2.95%, 2.95% Floor), 07/20/2037, Series 2022-3A, Class D1R (1)(2)		250	252
Palmer Square CLO 2024-2 LTD
6.94% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2037, Series 2024-2A, Class B (1)(2)		2,630	2,631
Palmer Square Loan Funding 2021-2 Ltd.
6.03% (3 Month Term SOFR + 1.51%, 1.51% Floor), 05/20/2029, Series 2021-2A, Class A2 (1)(2)		11,256	11,256
Palmer Square Loan Funding 2021-3 Ltd.
6.28% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2 (1)(2)		4,000	4,006
Palmer Square Loan Funding 2021-4 Ltd.
6.32% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2 (1)(2)		2,000	2,002
Palmer Square Loan Funding 2022-2 Ltd.
6.56% (3 Month Term SOFR + 1.90%, 1.90% Floor), 10/15/2030, Series 2022-2A, Class A2 (1)(2)		620	621
Palmer Square Loan Funding 2024-1 Ltd.
6.56% (3 Month Term SOFR + 1.45%, 1.45% Floor), 10/15/2032, Series 2024-1A, Class A2 (1)(2)		670	671
Palmer Square Loan Funding 2024-3 Ltd.
6.17% (3 Month Term SOFR + 1.65%, 1.65% Floor), 08/08/2032, Series 2024-3A, Class A2 (1)(2)		3,000	3,007
6.42% (3 Month Term SOFR + 1.90%, 1.90% Floor), 08/08/2032, Series 2024-3A, Class B (1)(2)		1,000	1,003
7.47% (3 Month Term SOFR + 2.95%, 2.95% Floor), 08/08/2032, Series 2024-3A, Class C (1)(2)		2,000	2,001
Park Blue CLO 2022-II Ltd.
6.04% (3 Month Term SOFR + 1.42%, 1.42% Floor), 07/20/2037, Series 2022-2A, Class A1R (1)(2)		540	543
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.23% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3 (2)		8,000	7,116
PCL Funding IX Plc
6.01% (Sterling Overnight Index Average + 1.30%), 07/16/2029, Series 1, Class C (2)(17)	GBP	238	299
6.86% (Sterling Overnight Index Average + 2.15%), 07/16/2029, Series Q010, Class APT2 (2)(17)		100	126
Pikes Peak CLO 2
7.58% (3 Month Term SOFR + 2.95%, 2.95% Floor), 10/11/2034, Series 2018-2A, Class D1RR (1)(2)		$1,273	1,271
Pikes Peak CLO 6
5.92% (3 Month Term SOFR + 1.43%, 1.17% Floor), 05/18/2034, Series 2020-6A, Class AR2 (1)(2)		1,062	1,063
Pikes Peak CLO 8
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-8A, Class A (1)(2)		590	590
PK Alift Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1 (1)		2,837	2,852
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I (1)		12,599	12,107
3.86%, 12/05/2049, Series 2019-1A, Class A2 (1)		4,147	3,814
4.01%, 12/05/2051, Series 2022-1A, Class A2II (1)		1,167	1,057
5.77%, 06/05/2054, Series 2024-1A, Class A2I (1)		16,997	17,060
Point Au Roche Park CLO Ltd.
5.96% (3 Month Term SOFR + 1.34%, 1.08% Floor), 07/20/2034, Series 2021-1A, Class A (1)(2)		250	251

The accompanying notes are an integral part of these financial statements.

139

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Pony SA Compartment German Auto Loans 2024-1
4.08% (1 Month EURIBOR + 1.20%), 01/14/2033, Series 1, Class C (2)(17)	EUR	100	$104
4.55% (1 Month EURIBOR + 1.65%), 01/14/2033, Series 2024-1, Class D (2)(17)		100	103
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3 (1)		$9,500	9,479
4.47%, 12/21/2026, Series 2024-2A, Class A2A (1)		6,700	6,697
4.77%, 10/20/2025, Series 2024-2A, Class A1 (1)		15,485	15,493
Post CLO 2023-1 Ltd.
6.57% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A (1)(2)		14,310	14,348
Post CLO VI Ltd.
5.88% (3 Month Term SOFR + 1.42%, 1.42% Floor), 01/20/2038, Series 2024-2A, Class A1 (1)(2)		350	351
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D (1)		4,170	4,222
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D (1)		1,800	1,875
PRET 2021-NPL5 LLC
5.49%, 10/25/2051, Series 2021-NPL5, Class A1 (1)(3)		16,752	16,751
PRET 2021-RN3 LLC
4.84%, 09/25/2051, Series 2021-RN3, Class A1 (1)(3)		24,158	24,029
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1 (1)(3)		17,547	17,495
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1 (1)(3)		23,926	23,827
PRET 2024-NPL4 LLC
7.00%, 07/25/2054, Series 2024-NPL4, Class A1 (1)(3)		8,401	8,438
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1 (1)(3)		5,732	5,684
Pret 2024-NPL6 LLC
5.93%, 10/25/2054, Series 2024-NPL6, Class A1 (1)(3)		14,711	14,638
PRET 2024-RN2 LLC
7.12%, 04/25/2054, Series 2024-RN2, Class A1 (1)(3)		5,947	5,964
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A (1)		11,866	10,689
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1 (1)		4,365	4,219
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)		1,815	1,765
2.69%, 05/17/2026, Series 2021-SFR3, Class E2 (1)		1,510	1,467
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1 (1)		955	918
2.56%, 05/17/2038, Series 2021-SFR4, Class E2 (1)		640	613
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1 (1)		2,185	2,084
2.36%, 07/17/2038, Series 2021-SFR5, Class E2 (1)		545	518
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1 (1)		3,970	3,528
2.64%, 08/17/2040, Series 2021-SFR7, Class E2 (1)		1,035	907
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)		1,130	1,014
3.01%, 11/17/2040, Series 2021-SFR9, Class E2 (1)		615	551
Progress Residential 2022-SFR3 Trust
6.60%, 04/17/2039, Series 2022-SFR3, Class F (1)		2,364	2,332
Progress Residential 2022-SFR5 Trust
4.90%, 06/17/2039, Series 2022-SFR5, Class B (1)		1,775	1,756
5.19%, 06/17/2039, Series 2022-SFR5, Class C (1)		3,215	3,185
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C (1)		950	921
4.65%, 03/17/2040, Series 2023-SFR1, Class D (1)		1,455	1,398

The accompanying notes are an integral part of these financial statements.

140

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Progress Residential 2024-SFR3 Trust
3.00%, 06/17/2041, Series 2024-SFR3, Class A (1)		$6,000	$5,478
Progress Residential 2024-SFR4 Trust
3.33%, 07/17/2041, Series 2024-SFR4, Class D (1)		6,000	5,345
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1 (1)		2,730	2,613
2.53%, 07/17/2038, Series 2021-SFR6, Class E2 (1)		1,375	1,316
PRPM 2021-6 LLC
4.79%, 07/25/2026, Series 2021-6, Class A1 (1)(3)		13,470	13,447
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1 (1)(3)		28,647	28,564
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1 (1)(3)		9,106	9,064
Quarzo Srl
5.19% (3 Month EURIBOR + 2.30%), 06/15/2041, Series 1, Class C (2)(17)	EUR	150	157
6.59% (3 Month EURIBOR + 3.70%), 06/15/2041, Series 1, Class D (2)(17)		122	128
RAAC Series 2006-RP4 Trust
5.00% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1 (1)(2)		$5,399	5,361
RAAC Series 2006-SP3 Trust
5.80% (1 Month Term SOFR + 1.46%, 1.35% Floor, 14.00% Cap), 08/25/2036, Series 2006-SP3, Class M3 (2)		891	845
Race Point IX CLO Ltd.
5.86% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2030, Series 2015-9A, Class A1A2 (1)(2)		88	88
Rad CLO 10 Ltd.
6.64% (3 Month Term SOFR + 2.01%, 1.75% Floor), 04/23/2034, Series 2021-10A, Class C (1)(2)		500	500
Rad CLO 15 Ltd.
5.97% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A (1)(2)		5,980	5,989
RAD CLO 23 Ltd.
6.67% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/20/2037, Series 2024-23A, Class B1 (1)(2)		490	493
Rad CLO 5 Ltd.
6.02% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR (1)(2)		593	593
Rad CLO 6 Ltd.
6.01% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2037, Series 2019-6A, Class A1R (1)(2)		2,330	2,339
RAMP Series 2005-RS5 Trust
5.47% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5 (2)		227	227
RAMP Series 2006-RZ5 Trust
4.81% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1 (2)		16,323	14,210
RASC Series 2006-EMX6 Trust
4.99% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4 (2)		182	156
RASC Series 2007-KS3 Trust
5.13% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4 (2)		19,493	18,640
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1 (1)(3)		2,818	2,825
Red & Black Auto Italy Srl
4.36% (1 Month EURIBOR + 1.50%), 07/28/2036, Series 3, Class C (2)(17)	EUR	109	113
Regatta XI Funding Ltd.
6.05% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/17/2037, Series 2018-1A, Class AR (1)(2)		$2,250	2,256
Regatta XIX Funding Ltd.
5.94% (3 Month Term SOFR + 1.32%, 1.32% Floor), 04/20/2035, Series 2022-1A, Class A1 (1)(2)		500	501
Regatta XV Funding Ltd.
5.83% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/25/2031, Series 2018-4A, Class A1R (1)(2)		209	209
6.18% (3 Month Term SOFR + 1.55%, 1.55% Floor), 10/25/2031, Series 2018-4A, Class A2R (1)(2)		2,500	2,503

The accompanying notes are an integral part of these financial statements.

141

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Regatta XVIII Funding Ltd.
6.02% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2034, Series 2021-1A, Class A1 (1)(2)	$4,500	$4,505
Regatta XXIII Funding Ltd.
6.03% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-4A, Class A1 (1)(2)	360	360
Regatta XXIV Funding Ltd.
7.12% (3 Month Term SOFR + 2.80%, 2.80% Floor), 01/20/2038, Series 2021-5A, Class D1R (1)(2)	250	250
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A (1)	322	319
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A (1)	3,668	3,413
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A (1)	2,672	2,638
Regional Management Issuance Trust 2024-2
5.11%, 12/15/2033, Series 2024-2, Class A (1)	4,485	4,492
5.74%, 12/15/2033, Series 2024-2, Class C (1)	915	917
6.33%, 12/15/2033, Series 2024-2, Class D (1)	201	201
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C (1)	795	761
Republic Finance Issuance Trust 2024-A
5.91%, 08/20/2032, Series 2024-A, Class A (1)	5,385	5,440
6.47%, 08/20/2032, Series 2024-A, Class B (1)	2,889	2,932
7.28%, 08/20/2032, Series 2024-A, Class C (1)	125	127
9.49%, 08/20/2032, Series 2024-A, Class D (1)	800	812
Republic Finance Issuance Trust 2024-B
5.42%, 11/20/2037, Series 2024-B, Class A (1)	13,212	13,370
5.86%, 11/20/2037, Series 2024-B, Class B (1)	1,356	1,360
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A (1)	1,902	1,926
RFS Asset Securitization II LLC
6.55%, 07/15/2031, Series 2024-1, Class A (1)	7,935	8,020
Rockford Tower CLO 2017-3 Ltd.
6.07% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A (1)(2)	3,010	3,011
Rockford Tower CLO 2018-1 Ltd.
5.88% (3 Month Term SOFR + 1.36%), 05/20/2031, Series 2018-1A, Class A (1)(2)	385	386
Rockford Tower CLO 2021-1 Ltd.
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1 (1)(2)	25,790	25,798
Rockford Tower CLO 2021-2 Ltd.
6.04% (3 Month Term SOFR + 1.42%, 1.16% Floor), 07/20/2034, Series 2021-2A, Class A1 (1)(2)	790	791
Romark CLO II Ltd.
6.28% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/25/2031, Series 2018-2A, Class A2R (1)(2)	9,000	9,000
Romark CLO Ltd.
5.92% (3 Month Term SOFR + 1.29%, 1.03% Floor), 10/23/2030, Series 2017-1A, Class A1R (1)(2)	216	217
RR 26 Ltd.
6.44% (3 Month Term SOFR + 1.78%, 1.78% Floor), 04/15/2038, Series 2023-26A, Class A1 (1)(2)	410	411
RR 28 Ltd.
6.21% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/15/2037, Series 2024-28RA, Class A1R (1)(2)	2,000	2,014
RR 29 Ltd.
6.05% (3 Month Term SOFR + 1.39%, 1.39% Floor), 07/15/2039, Series 2024-29RA, Class A1R (1)(2)	3,200	3,220
RR 32 LTD
6.02% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/15/2039, Series 2024-32RA, Class A1R (1)(2)	1,740	1,743
RR 8 Ltd.
6.36% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2037, Series 2020-8A, Class A2R (1)(2)	2,000	2,005
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	38	38
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D	451	445
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B	22,400	22,486

The accompanying notes are an integral part of these financial statements.

142

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027, Series 2024-2, Class A2		$5,236	$5,252
5.84%, 06/17/2030, Series 2024-2, Class C		400	408
6.28%, 08/15/2031, Series 2024-2, Class D		400	411
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D		11,735	11,931
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027, Series 2024-4, Class A2		15,563	15,609
Santander Drive Auto Receivables Trust 2024-5
4.62%, 11/15/2028, Series 2024-5, Class A3		4,300	4,295
4.88%, 09/15/2027, Series 2024-5, Class A2		13,800	13,823
Saxon Asset Securities Trust 2006-1
4.92% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1 (2)		890	858
Saxon Asset Securities Trust 2007-2
4.65% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1 (2)		15,143	13,184
Saxon Asset Securities Trust 2007-3
4.76% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A (2)		10,963	10,412
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3 (1)		34,000	33,985
4.94%, 11/20/2026, Series 2024-C, Class A2 (1)		23,377	23,408
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4 (1)		3,050	3,071
5.32%, 12/15/2028, Series 2024-A, Class A3 (1)		11,800	11,859
5.59%, 01/15/2030, Series 2024-A, Class C (1)		200	202
5.70%, 03/15/2027, Series 2024-A, Class A2 (1)		4,397	4,404
6.04%, 04/15/2030, Series 2024-A, Class D (1)		400	405
SC Germany SA Compartment Consumer 2024-2
4.28% (1 Month EURIBOR + 1.40%), 05/14/2038, Series 2, Class C (2)(17)	EUR	300	311
4.58% (1 Month EURIBOR + 1.70%), 05/14/2038, Series 2, Class D (2)(17)		200	207
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D (1)		$340	336
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D (1)		2,740	2,635
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C (1)		3,145	3,207
SCF Rahoituspalvelut XIII DAC
4.20% (1 Month EURIBOR + 1.40%), 06/25/2034, Series 13, Class C (2)(17)	EUR	100	104
Sculptor CLO XXVIII Ltd.
6.68% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/20/2035, Series 21A, Class A2R (1)(2)		$3,700	3,719
SEB Funding LLC
4.97%, 01/30/2052, Series 2021-1A, Class A2 (1)		2,594	2,529
7.39%, 04/30/2054, Series 2024-1A, Class A2 (1)		7,200	7,363
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.22% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1 (2)		4,421	4,400
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.10% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1 (2)		2,347	1,865
Securitized Asset Backed Receivables LLC Trust 2006-CB5
4.73% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3 (2)		3,475	2,278
Securitized Asset Backed Receivables LLC Trust 2007-BR2
4.91% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2 (2)		3,388	1,409
Service Experts Issuer 2024-1 LLC
6.39%, 11/20/2035, Series 2024-1A, Class A (1)		1,377	1,396
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I (1)		610	556
Sesac Finance LLC
5.22%, 07/25/2049, Series 2019-1, Class A2 (1)		7,258	7,187
5.50%, 07/25/2052, Series 2022-1, Class A2 (1)		859	853

The accompanying notes are an integral part of these financial statements.

143

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	$1,965	$2,010
SFS Auto Receivables Securitization Trust 2024-3
4.55%, 06/20/2030, Series 2024-3A, Class A3 (1)	9,500	9,486
4.71%, 05/22/2028, Series 2024-3A, Class A2 (1)	7,300	7,308
4.80%, 10/20/2025, Series 2024-3A, Class A1 (1)	3,224	3,226
Shackleton 2013-IV-R CLO Ltd.
5.92% (3 Month Term SOFR + 1.26%, 1.26% Floor), 04/13/2031, Series 2013-4RA, Class A1A (1)(2)	189	189
Shackleton 2019-XIV CLO Ltd.
6.68% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR (1)(2)	3,430	3,447
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A (1)	1,437	1,380
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	777	753
1.79%, 11/20/2037, Series 2021-1A, Class C (1)	215	209
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C (1)	575	583
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C (1)	695	708
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C (1)	2,254	2,297
Silver Point CLO 5 Ltd.
6.13% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-5A, Class A1 (1)(2)	420	421
Sixth Street CLO VIII Ltd.
5.59% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2017-8A, Class A1R2 (1)(2)	14,300	14,300
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A (1)	7,757	7,047
Slam Ltd.
5.34%, 09/15/2049, Series 2024-1A, Class A (1)	9,217	9,036
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3 (5)	904	893
SLM Private Credit Student Loan Trust 2005-B
4.95% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4 (2)	3,053	2,940
SLM Student Loan Trust 2003-7
6.27% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A (1)(2)	3,953	3,904
SLM Student Loan Trust 2005-4
5.62% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4 (2)	7,697	7,602
SLM Student Loan Trust 2006-10
5.67% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B (2)	957	913
SLM Student Loan Trust 2007-7
5.78% (90-day Average SOFR + 0.59%), 01/27/2025, Series 2007-7, Class A4 (2)	822	807
SLM Student Loan Trust 2008-5
7.15% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2025, Series 2008-5, Class A4 (2)	1,139	1,142
7.30% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B (2)	7,350	7,599
SLM Student Loan Trust 2008-6
6.55% (90-day Average SOFR + 1.36%), 10/25/2025, Series 2008-6, Class A4 (2)	3,441	3,436
SLM Student Loan Trust 2008-7
6.35% (90-day Average SOFR + 1.16%), 10/25/2025, Series 2008-7, Class A4 (2)	3,745	3,712
SLM Student Loan Trust 2012-1
5.63% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3 (2)	5,719	5,636
SLM Student Loan Trust 2012-2
5.38% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A (2)	7,171	6,992
SLM Student Loan Trust 2012-7
5.33% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3 (2)	2,394	2,327
6.48% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B (2)	2,220	2,158
SLM Student Loan Trust 2014-1
5.28% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3 (2)	1,425	1,383

The accompanying notes are an integral part of these financial statements.

144

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B (1)	$485	$480
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A (1)	117	117
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A (1)	10	10
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A (1)	118	117
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A (1)	423	416
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A (1)	2,803	2,757
3.96%, 07/15/2042, Series 2018-A, Class B (1)	125	119
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A (1)	1,232	1,212
4.00%, 07/15/2042, Series 2018-B, Class B (1)	910	868
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A (1)	3,096	3,044
4.00%, 11/17/2042, Series 2018-C, Class B (1)	770	733
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A (1)	2,247	2,202
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A (1)	2,399	2,326
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A (1)	5,103	4,857
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A (1)	3,232	3,006
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1 (1)	5,139	4,559
2.31%, 01/15/2053, Series 2021-A, Class B (1)	5,603	5,392
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053, Series 2021-D, Class A1A (1)	913	844
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A (1)	22,105	21,146
6.05% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B (1)(2)	19,936	20,192
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B (1)	2,870	2,959
SMB Private Education Loan Trust 2023-D
6.15%, 09/15/2053, Series 2023-D, Class A1A (1)	9,084	9,335
6.25% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B (1)(2)	14,766	15,069
6.93%, 09/15/2053, Series 2023-D, Class B (1)	5,009	5,232
7.54%, 09/15/2053, Series 2023-D, Class C (1)	1,034	1,078
8.87%, 09/15/2053, Series 2023-D, Class D (1)	2,110	2,225
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A (1)	4,361	4,347
5.88%, 03/15/2056, Series 2024-A, Class B (1)	3,623	3,642
6.05% (30-day Average SOFR + 1.45%, 1.45% Floor), 03/15/2056, Series 2024-A, Class A1B (1)(2)	7,330	7,474
SMB Private Education Loan Trust 2024-C
5.50%, 06/17/2052, Series 2024-C, Class A1A (1)	4,544	4,571
5.70% (30-day Average SOFR + 1.10%, 1.10% Floor), 06/17/2052, Series 2024-C, Class A1B (1)(2)	1,373	1,377
6.06%, 06/17/2052, Series 2024-C, Class B (1)	1,465	1,473
SMB Private Education Loan Trust 2024-D
5.38%, 07/15/2053, Series 2024-D, Class A1A (1)	26,574	26,581
SMB Private Education Loan Trust 2024-E
5.09%, 10/16/2056, Series 2024-E, Class A1A (1)	2,108	2,095
SMB Private Education Loan Trust 2024-F
5.06%, 03/16/2054, Series 2024-F, Class A1A (1)	9,683	9,592

The accompanying notes are an integral part of these financial statements.

145

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D (1)	$866	$850
SoFi Personal Loan Trust
0.00%, 11/12/2030 (5)	61	2,963
SoFi Personal Loan Trust 2023-1
6.00%, 11/12/2030, Series 2023-1A, Class A (1)	2,594	2,622
SoFi Personal Loan Trust 2024-1
6.06%, 02/12/2031, Series 2024-1A, Class A (1)	3,090	3,107
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX (1)	321	316
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C (1)	695	654
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX (1)	1,405	1,309
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX (1)	1,875	1,751
Sound Point CLO XX Ltd.
5.98% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A (1)(2)	306	307
Soundview Home Loan Trust 2006-OPT5
4.93% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4 (2)	20,730	18,517
Soundview Home Loan Trust 2007-NS1
4.98% (1 Month Term SOFR + 0.46%, 0.35% Floor), 01/25/2037, Series 2007-NS1, Class M1 (2)	268	252
Southwick Park CLO LLC
5.94% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R (1)(2)	11,650	11,657
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.84%, 02/25/2037, Series 2006-BC2, Class A2C (3)	10,031	3,272
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
4.73% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1 (2)	9,195	7,140
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A (1)	774	792
Stream Innovations 2024-2 Issuer Trust
5.21%, 02/15/2045, Series 2024-2A, Class A (1)	4,180	4,166
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.68%, 02/25/2035, Series 2005-1, Class 1A1 (5)	2,865	2,700
Structured Asset Investment Loan Trust 2004-8
5.35% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1 (2)	511	486
Structured Asset Investment Loan Trust 2004-9
5.55% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2 (2)	2,781	2,784
Structured Asset Investment Loan Trust 2005-HE2
5.20% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2 (2)	3,630	3,411
Structured Asset Mortgage Investments II Trust 2007-AR3
4.83% (1 Month Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1 (2)	9,935	8,995
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.45% (1 Month Term SOFR + 2.11%, 2.00% Floor), 08/25/2037, Series 2007-WF2, Class A1 (2)	56	56
Subway Funding LLC
5.25%, 07/30/2054, Series 2024-3A, Class A2I (1)	5,000	4,869
6.03%, 07/30/2054, Series 2024-1A, Class A2I (1)	19,200	19,434
6.27%, 07/30/2054, Series 2024-1A, Class A2II (1)	2,009	2,044
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051, Series 2024-A, Class A (1)	1,137	1,072
Symphony CLO 44 Ltd.
7.13% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/14/2037, Series 2024-44A, Class B (1)(2)	3,500	3,502
Symphony CLO XVI Ltd.
5.86% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2031, Series 2015-16A, Class ARR (1)(2)	296	296
Symphony CLO XVIII Ltd.
5.73% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/23/2033, Series 2016-18A, Class A1R3 (1)(2)	31,895	31,885

The accompanying notes are an integral part of these financial statements.

146

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Symphony CLO XX Ltd.
6.20% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/16/2032, Series 2018-20A, Class BR2 (1)(2)		$11,220	$11,231
Symphony CLO XXII Ltd.
5.81% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/18/2033, Series 2020-22A, Class A1AR (1)(2)		7,800	7,813
Symphony CLO XXIV Ltd.
5.83% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class AR (1)(2)		784	786
Symphony CLO XXVI Ltd.
5.96% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR (1)(2)		4,166	4,171
Symphony Static CLO I Ltd.
10.24% (3 Month Term SOFR + 5.61%, 5.35% Floor), 10/25/2029, Series 2021-1A, Class E1 (1)(2)		750	748
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
4.65% (1 Month EURIBOR + 1.80%), 10/27/2042, Series 2, Class B (2)(17)	EUR	100	104
5.45% (1 Month EURIBOR + 2.60%), 10/27/2042, Series 2, Class C (2)(17)		100	104
6.85% (1 Month EURIBOR + 4.00%), 10/27/2042, Series 2, Class D (2)(17)		100	104
TCW CLO 2020-1 Ltd.
6.04% (3 Month Term SOFR + 1.42%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR (1)(2)		$8,600	8,598
Terwin Mortgage Trust Series TMTS 2005-10HE
5.47% (1 Month Term SOFR + 1.13%, 1.02% Floor), 06/25/2036, Series 2005-10HE, Class M5 (2)		1,313	1,159
Tesla Auto Lease Trust 2024-B
4.79%, 01/20/2027, Series 2024-B, Class A2A (1)		8,400	8,411
4.83%, 10/20/2025, Series 2024-B, Class A1 (1)		2,584	2,585
Thayer Park CLO Ltd.
5.92% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/20/2034, Series 2017-1A, Class A1R (1)(2)		250	250
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A (1)		2,651	2,675
Thrust Engine Leasing 2021 DAC
4.16%, 07/15/2040, Series 2021-1A, Class A (1)		2,363	2,261
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A (1)		3,261	3,230
T-Mobile U.S. Trust 2024-2
4.25%, 05/21/2029, Series 2024-2A, Class A (1)		6,900	6,850
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)		27,535	27,272
Tower Bridge Funding 2024-3 Plc
0.00% (Sterling Overnight Index Average + 1.40%), 12/20/2066, Series 3X, Class C (2)(4)(17)	GBP	100	125
0.00% (Sterling Overnight Index Average + 1.90%), 12/20/2066, Series 3X, Class D (2)(4)(17)		122	153
Toyota Auto Receivables 2024-D Owner Trust
4.40%, 06/15/2029, Series 2024-D, Class A3		$13,000	12,962
4.55%, 08/16/2027, Series 2024-D, Class A2A		10,700	10,708
4.79%, 10/15/2025, Series 2024-D, Class A1		23,598	23,610
Trafigura Securitisation Finance Plc
5.86% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1 (1)(2)		17,950	17,954
TRESTLES CLO 2017-1 Ltd.
6.09% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/25/2037, Series 2017-1A, Class A1RR (1)(2)		650	654
7.78% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/25/2037, Series 2017-1A, Class D1RR (1)(2)		500	505
Trestles CLO IV Ltd.
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/21/2034, Series 2021-4A, Class A (1)(2)		950	951
TRESTLES CLO V LTD
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-5A, Class A1 (1)(2)		340	340
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D (1)		1,270	1,236
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B (1)		1,180	1,128
2.55%, 07/17/2038, Series 2020-SFR1, Class D (1)		1,220	1,169
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1 (1)		1,855	1,691
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1 (1)		1,760	1,671
2.89%, 07/17/2038, Series 2021-SFR1, Class E2 (1)		4,695	4,452

The accompanying notes are an integral part of these financial statements.

147

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Tricon Residential 2024-SFR2 Trust
4.75%, 06/17/2040, Series 2024-SFR2, Class A (1)		$4,997	$4,933
6.00%, 06/17/2040, Series 2024-SFR2, Class D (1)		12,000	11,919
Trimaran Cavu 2021-2 Ltd.
6.64% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1 (1)(2)		2,500	2,504
Trimaran CAVU 2024-1 Ltd.
5.64% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/25/2038, Series 2024-1A, Class A (1)(2)		1,900	1,905
Trinitas CLO XVIII Ltd.
6.05% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/20/2035, Series 2021-18A, Class A1 (1)(2)		250	250
Trinitas CLO XXIX Ltd.
8.71% (3 Month Term SOFR + 3.40%, 3.40% Floor), 07/23/2037, Series 2024-29A, Class D1 (1)(2)		2,000	2,010
Trinitas CLO XXVIII LTD
6.18% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/25/2037, Series 2024-28A, Class A1 (1)(2)		320	322
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A (1)		1,885	1,877
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A (1)		1,087	1,047
Vantage Data Centers Jersey Borrower Spv Ltd
6.17%, 05/28/2039, Series 2A, Class AR2 (17)	GBP	892	1,129
Vantage Data Centers LLC
1.99%, 09/15/2045, Series 2020-2A, Class A2 (1)		$3,040	2,774
Verdelite Static CLO 2024-1 Ltd.
6.27% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2032, Series 2024-1A, Class B (1)(2)		250	251
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A		48,100	47,636
Vista Point Securitization Trust 2024-CES1
6.68%, 05/25/2054, Series 2024-CES1, Class A1 (1)(3)		7,533	7,615
Vista Point Securitization Trust Series 2024-CES2
5.66%, 10/25/2054, Series 2024-CES2, Class A2 (1)(3)		2,000	1,976
Volofin Finance Designated Activity Co.
5.94%, 06/15/2037, Series 2024-1A, Class A (1)		8,748	8,765
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1 (1)(3)		285	284
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1 (1)(3)		1,204	1,203
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1 (1)(3)		2,222	2,220
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1 (1)(3)		4,651	4,653
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1 (1)(3)		917	917
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1 (1)(3)		4,733	4,736
Volvo Financial Equipment LLC Series 2024-1
4.56%, 05/17/2027, Series 2024-1A, Class A2 (1)		16,800	16,809
5.07%, 09/15/2025, Series 2024-1A, Class A1 (1)		16,276	16,297
Voya CLO 2013-2 Ltd.
5.86% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R (1)(2)		772	772
Voya CLO 2014-1 Ltd.
5.88% (3 Month Term SOFR + 1.25%), 04/18/2031, Series 2014-1A, Class AAR2 (1)(2)		913	914
Voya CLO 2015-3 Ltd.
6.33% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2031, Series 2015-3A, Class A3R3 (1)(2)		1,500	1,501
Voya CLO 2016-1 Ltd.
5.95% (3 Month Term SOFR + 1.33%, 1.07% Floor), 01/20/2031, Series 2016-1A, Class A1R (1)(2)		322	323
Voya CLO 2017-3 Ltd.
5.92% (3 Month Term SOFR + 1.30%), 04/20/2034, Series 2017-3A, Class A1R (1)(2)		600	601
Voya CLO 2018-1 Ltd.
5.83% (3 Month Term SOFR + 1.21%), 04/19/2031, Series 2018-1A, Class A1 (1)(2)		206	206

The accompanying notes are an integral part of these financial statements.

148

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Voya CLO 2020-1 Ltd.
6.61% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR (1)(2)	$9,000	$9,011
VStrong Auto Receivables Trust 2024-A
5.77%, 07/15/2030, Series 2024-A, Class B (1)	1,500	1,518
5.79%, 08/16/2027, Series 2024-A, Class A2 (1)	1,040	1,044
7.29%, 07/15/2030, Series 2024-A, Class D (1)	300	314
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.37%, 02/25/2037, Series 2007-HY1, Class 4A1 (5)	5,285	4,656
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
6.08% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A (2)	265	223
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A (1)	2,740	2,541
Wellfleet CLO 2017-3 Ltd.
6.06% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1 (1)(2)	1,851	1,851
Wellfleet CLO 2021-3 Ltd.
6.72% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B (1)(2)	6,165	6,171
Wellington Management CLO 1 Ltd.
6.42% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2036, Series 2023-1A, Class A (1)(2)	250	252
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	2,480	2,543
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	5,285	5,423
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D (1)	5,675	5,824
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D (1)	9,020	9,375
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D (1)	2,400	2,427
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3 (1)	6,600	6,598
4.82%, 09/15/2027, Series 2024-3A, Class A2A (1)	22,500	22,533
4.92%, 10/15/2025, Series 2024-3A, Class A1 (1)	22,251	22,259
Wheels Fleet Lease Funding 1 LLC
4.80%, 09/19/2039, Series 2024-3A, Class A1 (1)	3,110	3,107
Whitebox CLO I Ltd.
5.95% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/24/2036, Series 2019-1A, Class A1RR (1)(2)	250	251
6.63% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/24/2036, Series 2019-1A, Class CRR (1)(2)	500	500
Whitebox CLO III Ltd.
5.93% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/15/2035, Series 2021-3A, Class A1R (1)(2)	330	330
Whitebox CLO IV Ltd.
6.77% (3 Month Term SOFR + 2.15%, 2.15% Floor), 04/20/2036, Series 2023-4A, Class A1 (1)(2)	250	251
Wildwood Park CLO Ltd.
5.94% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A (1)(2)	1,250	1,252
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A (1)(3)	370	366
5.44%, 09/15/2043, Series 2018-A, Class B (1)(3)	551	537
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A (1)	2,150	1,913
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A (1)	8,240	8,520
Wingstop Funding LLC
5.86%, 12/05/2054, Series 2024-1A, Class A2 (1)	4,935	4,945
World Financial Network Credit Card Master Trust
5.47%, 02/15/2031, Series 2024-A, Class A	10,900	11,079
World Omni Auto Receivables Trust 2022-D
5.61%, 02/15/2028, Series 2022-D, Class A3	1,068	1,074

The accompanying notes are an integral part of these financial statements.

149

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 14.53% – (continued)
Ziply Fiber Issuer LLC
6.64%, 04/20/2054, Series 2024-1A, Class A2 (1)	$9,800	$10,043
7.81%, 04/20/2054, Series 2024-1A, Class B (1)	5,000	5,148

Total Asset-Backed Obligations (Cost: $5,478,136)		5,382,815

Corporate Bonds – 25.65%
Basic Materials – 0.66%
Anglo American Capital Plc
4.75%, 03/16/2052 (1)	422	351
5.50%, 05/02/2033 (1)	2,283	2,270
5.63%, 04/01/2030 (1)	1,338	1,354
6.00%, 04/05/2054 (1)	678	669
ArcelorMittal SA
6.75%, 03/01/2041	12,270	12,623
6.80%, 11/29/2032	4,885	5,220
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	3,000	2,837
CSN Resources SA
5.88%, 04/08/2032 (1)	200	161
Ecolab, Inc.
2.13%, 08/15/2050	1,376	737
First Quantum Minerals Ltd.
9.38%, 03/01/2029 (1)	10,805	11,491
Freeport Indonesia PT
4.76%, 04/14/2027 (17)	200	197
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	6,030
Glencore Funding LLC
2.50%, 09/01/2030 (1)	11,507	9,975
2.63%, 09/23/2031 (1)	5,334	4,499
2.85%, 04/27/2031 (1)	12,959	11,184
3.88%, 10/27/2027 (1)	8,185	7,952
4.88%, 03/12/2029 (1)	8,160	8,095
5.40%, 05/08/2028 (1)	2,952	2,982
5.63%, 04/04/2034 (1)	3,155	3,141
5.70%, 05/08/2033 (1)	17,355	17,529
6.13%, 10/06/2028 (1)	16,775	17,298
6.38%, 10/06/2030 (1)	23,400	24,576
6.50%, 10/06/2033 (1)	49,030	52,015
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030	1,000	995
5.45%, 05/15/2030 (1)	1,400	1,393
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (1)	12,544	11,520
2.30%, 11/01/2030 (1)	9,230	7,838
4.38%, 06/01/2047	2,905	2,272
5.00%, 09/26/2048	600	515
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/2028 (1)	200	199
6.95%, 10/17/2031 (1)	213	211
OCP SA
4.50%, 10/22/2025 (17)	259	256
6.75%, 05/02/2034 (1)	441	450
POSCO
5.75%, 01/17/2028 (1)	200	204

The accompanying notes are an integral part of these financial statements.

150

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Basic Materials – 0.66% – (continued)
Samarco Mineracao SA
9.00%, 06/30/2031 (1)(6)		$20	$20
9.00%, 06/30/2031 (6)(17)		1,018	994
Steel Dynamics, Inc.
5.38%, 08/15/2034		10,885	10,790
Suzano Austria GmbH
5.00%, 01/15/2030		200	192
Syngenta Finance NV
4.89%, 04/24/2025 (1)		550	549
Vedanta Resources Finance II Plc
10.88%, 09/17/2029 (1)		367	379
11.25%, 12/03/2031 (1)		373	394
Volcan Compania Minera SAA
8.75%, 01/24/2030 (1)		71	68
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	1,957

Total Basic Materials			244,382

Communications – 2.39%
Altice France SA
3.38%, 01/15/2028		100	78
5.13%, 07/15/2029 (1)		$400	300
5.50%, 01/15/2028 (1)		1,500	1,106
5.50%, 10/15/2029 (1)		700	524
8.13%, 02/01/2027 (1)		3,935	3,190
Amazon.com, Inc.
2.50%, 06/03/2050		1,004	599
2.70%, 06/03/2060		1,166	669
3.10%, 05/12/2051		1,953	1,316
4.10%, 04/13/2062		5,441	4,258
4.25%, 08/22/2057		474	388
AT&T, Inc.
3.55%, 09/15/2055		585	393
3.65%, 06/01/2051		3,101	2,190
3.65%, 09/15/2059		9,419	6,239
3.80%, 12/01/2057		9,868	6,808
3.85%, 06/01/2060		625	433
4.50%, 03/09/2048		424	350
5.15%, 02/15/2050		1,102	989
5.45%, 03/01/2047		685	647
C&W Senior Finance Ltd.
6.88%, 09/15/2027 (1)		359	355
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034 (1)		6,035	4,896
4.75%, 03/01/2030 (1)		955	872
Charter Communications Operating LLC
2.30%, 02/01/2032		8,270	6,549
2.80%, 04/01/2031		11,895	10,031
3.85%, 04/01/2061		9,340	5,628
3.90%, 06/01/2052		19,642	12,636
3.95%, 06/30/2062		31,320	19,078
4.80%, 03/01/2050		21,305	16,003
5.25%, 04/01/2053		24,330	19,637
5.38%, 05/01/2047		8,990	7,379
6.48%, 10/23/2045		343	324
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051		27,189	16,984
5.13%, 07/01/2049		3,520	2,755

The accompanying notes are an integral part of these financial statements.

151

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 2.39% – (continued)
5.38%, 04/01/2038		$980	$872
5.75%, 04/01/2048		5,030	4,300
6.83%, 10/23/2055		2,950	2,870
Cogent Communications Group LLC
7.00%, 06/15/2027 (1)		872	876
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030 (1)		446	374
Comcast Corp.
2.80%, 01/15/2051		1,216	723
2.89%, 11/01/2051		575	346
2.94%, 11/01/2056		219	128
2.99%, 11/01/2063		1,493	843
3.97%, 11/01/2047		1,460	1,106
4.60%, 08/15/2045		1,509	1,295
5.50%, 05/15/2064		2,113	1,971
CommScope LLC
6.00%, 03/01/2026 (1)		2,205	2,194
7.13%, 07/01/2028 (1)		3,625	3,191
CommScope Technologies LLC
5.00%, 03/15/2027 (1)		1,620	1,446
Consolidated Communications, Inc.
6.50%, 10/01/2028 (1)		1,010	972
CSC Holdings LLC
3.38%, 02/15/2031 (1)		10,305	7,228
4.13%, 12/01/2030 (1)		2,415	1,735
4.50%, 11/15/2031 (1)		6,505	4,684
4.63%, 12/01/2030 (1)		26,845	14,025
5.00%, 11/15/2031 (1)		940	489
5.38%, 02/01/2028 (1)		2,440	2,105
5.75%, 01/15/2030 (1)		4,097	2,331
6.50%, 02/01/2029 (1)		9,021	7,573
7.50%, 04/01/2028 (1)		1,000	685
11.75%, 01/31/2029 (1)		5,639	5,569
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (1)(18)		208	62
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl U.S.
12.00%, 05/25/2027 (6)		190	188
Digicel Midco Ltd. / Difl U.S. II LLC
10.50%, 11/25/2028 (6)		138	124
DISH DBS Corp.
5.25%, 12/01/2026 (1)		16,695	15,175
5.75%, 12/01/2028 (1)		17,535	14,992
EchoStar Corp.
6.75%, 11/30/2030 (6)		13,100	11,881
10.75%, 11/30/2029		65,770	70,722
Expedia Group, Inc.
2.95%, 03/15/2031		30,140	26,532
3.25%, 02/15/2030		16,347	15,073
Frontier Communications Holdings LLC
8.63%, 03/15/2031 (1)		5,958	6,337
Global Switch Finance BV
1.38%, 10/07/2030	EUR	4,930	4,795
Intelsat Jackson Holdings SA
6.50%, 03/15/2030 (1)		$33,276	30,693
Kenbourne Invest SA
4.70%, 01/22/2028 (7)(8)(17)		211	84
6.88%, 11/26/2025 (7)(8)(17)		211	86
6.88%, 11/26/2025 (1)(7)(8)		300	122

The accompanying notes are an integral part of these financial statements.

152

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 2.39% – (continued)
Meta Platforms, Inc.
4.65%, 08/15/2062		$5,330	$4,523
4.95%, 05/15/2033		29,985	30,027
5.55%, 08/15/2064		3,366	3,281
5.75%, 05/15/2063		3,040	3,070
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,639
2.75%, 05/24/2031		1,164	1,008
5.40%, 04/15/2034		21,570	21,579
5.60%, 06/01/2032		408	416
NBN Co. Ltd.
4.00%, 10/01/2027 (1)		4,900	4,806
Netflix, Inc.
3.63%, 06/15/2025 (1)		3,500	3,480
4.63%, 05/15/2029	EUR	2,300	2,550
4.88%, 06/15/2030 (1)		$31,166	31,027
4.90%, 08/15/2034		3,775	3,697
5.38%, 11/15/2029 (1)		1,415	1,442
5.88%, 11/15/2028		10,972	11,370
6.38%, 05/15/2029		12,834	13,602
Paramount Global
2.90%, 01/15/2027		3,718	3,558
3.38%, 02/15/2028		1,021	961
3.70%, 10/04/2026		1,518	1,462
4.60%, 01/15/2045		521	382
5.25%, 04/01/2044		1,410	1,096
5.85%, 09/01/2043		823	715
6.38% (5 Year CMT Index + 4.00%), 03/30/2062 (2)		585	565
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,625
Rogers Communications, Inc.
5.30%, 02/15/2034		$9,614	9,370
SES Global Americas Holdings, Inc.
5.30%, 03/25/2044 (1)		10,000	7,275
Sirius XM Radio LLC
4.00%, 07/15/2028 (1)		1,095	1,009
SoftBank Group Corp.
7.00%, 07/08/2031 (17)		1,000	1,021
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,340
8.75%, 03/15/2032		27,750	33,131
Sprint LLC
7.63%, 03/01/2026		10,265	10,492
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025 (1)		458	457
5.15%, 03/20/2028 (1)		17,980	18,050
Time Warner Cable LLC
4.50%, 09/15/2042		18,370	13,743
5.50%, 09/01/2041		11,204	9,508
5.88%, 11/15/2040		12,615	11,288
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	14,384
2.40%, 03/15/2029		1,515	1,364
2.70%, 03/15/2032		2,720	2,303
3.38%, 04/15/2029		10,920	10,192
3.50%, 04/15/2031		15,220	13,798
3.88%, 04/15/2030		36,235	34,097
4.70%, 01/15/2035		26,281	24,857

The accompanying notes are an integral part of these financial statements.

153

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.39% – (continued)
5.05%, 07/15/2033	$7,454	$7,299
5.15%, 04/15/2034	2,500	2,460
5.75%, 01/15/2034	10,390	10,652
Uber Technologies, Inc.
4.50%, 08/15/2029	6,455	6,247
4.50%, 08/15/2029 (1)	19,150	18,520
4.80%, 09/15/2034	22,450	21,486
5.35%, 09/15/2054	380	353
6.25%, 01/15/2028 (1)	7,305	7,368
7.50%, 09/15/2027 (1)	759	773
Verizon Communications, Inc.
1.68%, 10/30/2030	2,009	1,671
2.36%, 03/15/2032	5,720	4,744
2.55%, 03/21/2031	2,288	1,970
4.78%, 02/15/2035 (1)	377	359
5.85%, 09/15/2035	974	1,001
VF Ukraine PAT via VFU Funding Plc
6.20%, 02/11/2025 (17)	550	510
VZ Secured Financing BV
5.00%, 01/15/2032 (1)	6,500	5,749
WOM SA
5.00%, 01/31/2032 (17)	766	766
12.50%, 01/31/2031 (17)	157	157

Total Communications		885,046

Consumer, Cyclical – 2.15%
ABRA Global Finance
14.00%, 10/22/2029 (1)(6)	1,018	987
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026 (1)	6,104	5,956
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027 (1)	1,061	1,052
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	472	451
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025	1,352	1,332
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029	152	140
American Airlines 2017-2 Class B
3.70%, 10/15/2025	646	638
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028	6,655	6,245
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034	9,642	8,418
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029 (1)	5,000	4,870
5.31%, 10/20/2031 (1)	11,354	11,085
AutoZone, Inc.
4.00%, 04/15/2030	8,465	8,059
Avianca Midco 2 Plc
9.00%, 12/01/2028 (1)	65	63
Azul Secured Finance LLP
11.93%, 08/28/2028 (1)(6)	473	476
BorgWarner, Inc.
5.40%, 08/15/2034	5,930	5,836
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)	1,341	1,284

The accompanying notes are an integral part of these financial statements.

154

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15% – (continued)
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029 (1)		$1,660	$1,564
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)		312	286
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032 (1)		278	263
Carnival Corp.
4.00%, 08/01/2028 (1)		19,400	18,387
7.00%, 08/15/2029 (1)		2,120	2,205
Carvana Co.
13.00%, 06/01/2030 (1)(6)		10,118	11,109
14.00%, 06/01/2031 (1)(6)		12,080	14,484
Choice Hotels International, Inc.
5.85%, 08/01/2034		3,165	3,169
Daimler Truck Finance North America LLC
5.50%, 09/20/2033 (1)		12,125	12,153
Dillard’s, Inc.
7.00%, 12/01/2028		380	395
7.75%, 07/15/2026		135	140
7.75%, 05/15/2027		85	89
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,868
DR Horton, Inc.
5.00%, 10/15/2034		14,970	14,452
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 04/01/2026 (1)		5,740	5,680
5.88%, 04/01/2029 (1)		8,195	7,490
FirstCash, Inc.
5.63%, 01/01/2030 (1)		3,594	3,463
Ford Motor Credit Co. LLC
2.70%, 08/10/2026		7,851	7,539
2.90%, 02/16/2028		750	692
3.38%, 11/13/2025		10,000	9,843
3.82%, 11/02/2027		4,440	4,253
4.13%, 08/17/2027		6,472	6,258
4.27%, 01/09/2027		435	426
4.39%, 01/08/2026		700	694
4.95%, 05/28/2027		10,826	10,727
5.13%, 11/05/2026		7,500	7,485
5.80%, 03/05/2027		23,800	24,025
5.80%, 03/08/2029		7,100	7,103
5.98% (SOFR + 1.45%), 11/05/2026 (2)		11,100	11,155
6.80%, 11/07/2028		1,400	1,451
6.95%, 03/06/2026		1,100	1,119
General Motors Financial Co., Inc.
5.40%, 04/06/2026		7,242	7,282
5.45%, 09/06/2034		1,679	1,629
5.85%, 04/06/2030		1,770	1,808
5.95%, 04/04/2034		4,635	4,659
6.00%, 01/09/2028		17,350	17,802
6.10%, 01/07/2034		1,757	1,782
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,714	3,127
5.11%, 03/15/2034		355	433
Grupo Posadas SAB de CV
7.00%, 12/30/2027 (3)(17)		$357	324
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (1)		14,500	14,547

The accompanying notes are an integral part of these financial statements.

155

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15% – (continued)
Home Depot, Inc.
3.35%, 04/15/2050		$1,325	$924
3.50%, 09/15/2056		3,331	2,309
4.50%, 12/06/2048		600	513
4.95%, 06/25/2034		5,230	5,159
5.40%, 06/25/2064		1,126	1,079
Hyatt Hotels Corp.
5.25%, 06/30/2029		1,400	1,401
5.38%, 12/15/2031		4,500	4,479
Hyundai Capital America
4.30%, 09/24/2027 (1)		20,000	19,673
5.30%, 03/19/2027 (1)		7,700	7,761
5.35%, 03/19/2029 (1)		3,800	3,820
5.44% (SOFR + 1.04%), 03/19/2027 (1)(2)		6,000	6,017
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		538	467
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,584	2,428
Las Vegas Sands Corp.
3.50%, 08/18/2026		5,000	4,870
Latam Airlines Group SA
7.88%, 04/15/2030 (1)		265	268
LG Electronics, Inc.
5.63%, 04/24/2027 (1)		200	202
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (1)		5,000	4,715
Lowe’s Companies, Inc.
3.00%, 10/15/2050		564	351
3.50%, 04/01/2051		976	666
4.25%, 04/01/2052		640	499
5.63%, 04/15/2053		1,911	1,836
5.75%, 07/01/2053		1,985	1,944
5.80%, 10/15/2036		1,431	1,486
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,086
2.85%, 04/15/2031		3,830	3,346
5.30%, 05/15/2034		6,705	6,653
5.35%, 03/15/2035		2,600	2,563
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (1)		745	695
McDonald’s Corp.
4.25%, 03/07/2035	EUR	1,865	2,054
MDC Holdings, Inc.
3.97%, 08/06/2061		$7,835	5,844
6.00%, 01/15/2043		7,970	7,936
Melco Resorts Finance Ltd.
7.63%, 04/17/2032 (1)		217	218
Meritage Homes Corp.
3.88%, 04/15/2029 (1)		1,730	1,616
MGM China Holdings Ltd.
7.13%, 06/26/2031 (1)		200	202
Michaels Companies, Inc.
7.88%, 05/01/2029 (1)		10,495	6,366
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027 (1)		1,611	1,621
Mitchells & Butlers Finance Plc
5.13% (SOFR + 0.71%), 12/15/2030 (2)		4,688	4,385
6.01%, 12/15/2028	GBP	212	262

The accompanying notes are an integral part of these financial statements.

156

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 2.15% – (continued)
NCL Corp. Ltd.
5.88%, 03/15/2026 (1)	$1,420	$1,418
5.88%, 02/15/2027 (1)	7,150	7,128
8.13%, 01/15/2029 (1)	12,205	12,861
NIKE, Inc.
3.38%, 03/27/2050	1,769	1,246
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (1)	45,200	42,483
2.00%, 03/09/2026 (1)	14,300	13,726
2.45%, 09/15/2028 (1)	4,800	4,259
2.75%, 03/09/2028 (1)	14,600	13,272
5.30%, 09/13/2027 (1)	2,200	2,175
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (1)	1,400	1,380
4.35%, 09/17/2027 (1)	10,500	10,108
4.81%, 09/17/2030 (1)	48,275	45,369
Papa John’s International, Inc.
3.88%, 09/15/2029 (1)	2,410	2,159
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (1)	6,435	6,387
5.63%, 09/30/2031 (1)	16,025	15,763
6.00%, 02/01/2033 (1)	35,895	35,810
6.25%, 03/15/2032 (1)	6,310	6,386
Studio City Co. Ltd.
7.00%, 02/15/2027 (17)	1,572	1,578
Tapestry, Inc.
5.10%, 03/11/2030	2,200	2,176
5.50%, 03/11/2035	2,300	2,237
Travel + Leisure Co.
4.50%, 12/01/2029 (1)	755	705
6.00%, 04/01/2027	5,015	5,016
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025	909	900
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	454	415
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	3,010	2,968
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	476	455
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028	1,161	1,064
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	728	643
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027	10,281	10,500
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036	27,370	27,911
United Airlines 2024-1 Class A Pass-Through Trust
5.88%, 02/15/2037	4,144	4,217
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (1)	25,000	25,025
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	10,609	9,349
5.05%, 03/15/2042	17,680	14,195
5.14%, 03/15/2052	45,721	33,971
Yum! Brands, Inc.
4.75%, 01/15/2030 (1)	750	717

The accompanying notes are an integral part of these financial statements.

157

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15% – (continued)
ZF North America Capital, Inc.
6.75%, 04/23/2030 (1)		$5,065	$4,872
6.88%, 04/23/2032 (1)		7,660	7,264

Total Consumer, Cyclical			797,074

Consumer, Non-cyclical – 2.74%
1375209 BC Ltd.
9.00%, 01/30/2028 (1)		8,680	8,673
AbbVie, Inc.
4.30%, 05/14/2036		683	624
4.50%, 05/14/2035		4,205	3,938
4.55%, 03/15/2035		7,285	6,850
5.05%, 03/15/2034		1,825	1,803
Alcon Finance Corp.
5.38%, 12/06/2032 (1)		5,350	5,348
Altria Group, Inc.
3.40%, 02/04/2041		8,446	6,098
4.25%, 08/09/2042		5,804	4,628
4.45%, 05/06/2050		1,777	1,378
4.50%, 05/02/2043		726	592
6.20%, 02/14/2059		1,010	987
Amgen, Inc.
2.45%, 02/21/2030		819	724
4.20%, 02/22/2052		2,250	1,737
4.40%, 02/22/2062		3,167	2,458
5.25%, 03/02/2030		10,493	10,591
5.75%, 03/02/2063		9,992	9,583
Anheuser-Busch InBev SA/NV
3.95%, 03/22/2044	EUR	10,035	10,566
Ashtead Capital, Inc.
5.50%, 08/11/2032 (1)		$2,475	2,443
5.55%, 05/30/2033 (1)		3,820	3,761
5.80%, 04/15/2034 (1)		6,590	6,595
5.95%, 10/15/2033 (1)		3,530	3,570
Bacardi Ltd.
4.45%, 05/15/2025 (1)		13,085	13,061
4.70%, 05/15/2028 (1)		232	229
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033 (1)		13,960	13,684
BAT Capital Corp.
2.73%, 03/25/2031		27,430	23,671
3.56%, 08/15/2027		1,646	1,593
4.39%, 08/15/2037		620	535
4.54%, 08/15/2047		9,334	7,361
4.76%, 09/06/2049		2,139	1,731
5.28%, 04/02/2050		1,668	1,461
5.65%, 03/16/2052		5,151	4,715
5.83%, 02/20/2031		5,200	5,316
6.00%, 02/20/2034		3,500	3,596
6.34%, 08/02/2030		1,000	1,052
6.42%, 08/02/2033		800	846
7.08%, 08/02/2043		4,605	4,975
7.08%, 08/02/2053		8,427	9,245
Bausch Health Companies, Inc.
4.88%, 06/01/2028 (1)		2,550	2,040
Bayer U.S. Finance II LLC
2.85%, 04/15/2025 (1)		8,635	8,562
4.25%, 12/15/2025 (1)		2,035	2,021

The accompanying notes are an integral part of these financial statements.

158

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.74% – (continued)
4.38%, 12/15/2028 (1)		$800	$769
4.40%, 07/15/2044 (1)		6,355	4,754
4.88%, 06/25/2048 (1)		11,025	8,590
Bayer U.S. Finance LLC
6.13%, 11/21/2026 (1)		5,712	5,822
6.38%, 11/21/2030 (1)		200	206
6.50%, 11/21/2033 (1)		12,290	12,504
6.88%, 11/21/2053 (1)		12,649	12,752
Bristol-Myers Squibb Co.
5.65%, 02/22/2064		1,236	1,190
Centene Corp.
2.45%, 07/15/2028		2,274	2,046
2.50%, 03/01/2031		4,732	3,914
2.63%, 08/01/2031		1,200	988
3.00%, 10/15/2030		29,171	25,173
3.38%, 02/15/2030		11,102	9,888
4.25%, 12/15/2027		1,947	1,886
4.63%, 12/15/2029		27,430	25,943
Cigna Group
3.40%, 03/01/2027		6,858	6,669
Coca-Cola Co.
2.50%, 03/15/2051		772	453
5.30%, 05/13/2054		474	457
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,368
2.78%, 10/01/2030		5,970	5,285
CVS Health Corp.
5.05%, 03/25/2048		10,673	8,800
5.13%, 07/20/2045		7,809	6,561
6.75% (5 Year CMT Index + 2.52%), 12/10/2054 (2)		5,180	5,079
7.00% (5 Year CMT Index + 2.89%), 03/10/2055 (2)		9,465	9,497
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)		47	46
5.77%, 01/10/2033		1,710	1,703
6.04%, 12/10/2028		690	694
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)		3,685	3,416
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)		8,211	7,370
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2174 (2)(17)		200	199
Elevance Health, Inc.
3.60%, 03/15/2051		1,422	989
4.55%, 05/15/2052		2,528	2,038
5.20%, 02/15/2035		17,575	17,164
Eli Lilly & Co.
5.10%, 02/09/2064		379	346
ELO SACA
4.88%, 12/08/2028	EUR	7,000	5,949
ERAC USA Finance LLC
4.90%, 05/01/2033 (1)		$11,015	10,694
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026 (1)		9,545	8,977
Gilead Sciences, Inc.
1.65%, 10/01/2030		2,213	1,851
4.50%, 02/01/2045		507	435
4.80%, 04/01/2044		485	434
5.65%, 12/01/2041		1,819	1,818

The accompanying notes are an integral part of these financial statements.

159

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.74% – (continued)
Global Payments, Inc.
2.90%, 05/15/2030		$5,565	$4,954
2.90%, 11/15/2031		7,080	6,055
4.88%, 03/17/2031	EUR	2,900	3,172
5.30%, 08/15/2029		$3,700	3,706
5.40%, 08/15/2032		11,425	11,417
5.95%, 08/15/2052		1,278	1,239
Grifols SA
4.75%, 10/15/2028 (1)		654	601
7.50%, 05/01/2030	EUR	4,246	4,607
HAH Group Holding Co. LLC
9.75%, 10/01/2031 (1)		$1,153	1,154
HCA, Inc.
3.50%, 09/01/2030		8,364	7,596
3.50%, 07/15/2051		2,242	1,450
4.13%, 06/15/2029		13,355	12,738
4.63%, 03/15/2052		5,769	4,502
5.25%, 04/15/2025		1,814	1,816
5.25%, 06/15/2026		4,294	4,304
5.38%, 09/01/2026		5,724	5,741
5.45%, 04/01/2031		12,900	12,874
5.45%, 09/15/2034		8,595	8,377
5.50%, 06/01/2033		17,540	17,353
5.60%, 04/01/2034		13,700	13,496
5.88%, 02/15/2026		1,085	1,090
5.95%, 09/15/2054		2,700	2,568
7.58%, 09/15/2025		1,322	1,344
7.69%, 06/15/2025		1,654	1,673
Humana, Inc.
3.70%, 03/23/2029		11,540	10,893
4.88%, 04/01/2030		5,815	5,690
5.38%, 04/15/2031		1,014	1,006
Icon Investments Six DAC
6.00%, 05/08/2034		2,105	2,125
Illumina, Inc.
2.55%, 03/23/2031		13,240	11,274
4.65%, 09/09/2026		9,700	9,662
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	3,600	3,165
Imperial Brands Finance Plc
3.50%, 07/26/2026 (1)		$7,025	6,874
4.25%, 07/21/2025 (1)		430	428
6.13%, 07/27/2027 (1)		18,800	19,303
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,038
6.25%, 02/01/2029		375	388
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029		5,290	4,825
3.75%, 12/01/2031		7,152	6,346
4.38%, 02/02/2052		10,516	7,925
5.50%, 01/15/2030		5,130	5,121
6.50%, 12/01/2052		8,714	8,864
6.75%, 03/15/2034		9,643	10,195
JDE Peet’s NV
2.25%, 09/24/2031 (1)		4,500	3,647
4.13%, 01/23/2030	EUR	1,700	1,823
4.50%, 01/23/2034		2,900	3,167

The accompanying notes are an integral part of these financial statements.

160

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.74% – (continued)
Kedrion SpA
6.50%, 09/01/2029 (1)		$6,835	$6,428
Lonza Finance International NV
3.88%, 04/24/2036	EUR	4,755	5,051
Market Bidco Finco Plc
4.75%, 11/04/2027		6,200	6,278
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,279
Medtronic Global Holdings SCA
1.75%, 07/02/2049	EUR	7,258	5,119
3.38%, 10/15/2034		1,130	1,173
MHP Lux SA
6.25%, 09/19/2029 (17)		$350	294
ModivCare, Inc.
5.00%, 10/01/2029 (1)		10,188	5,992
Molina Healthcare, Inc.
4.38%, 06/15/2028 (1)		554	525
Mondelez International, Inc.
0.75%, 03/17/2033	EUR	5,460	4,608
2.38%, 03/06/2035		940	870
Moody’s Corp.
3.25%, 01/15/2028		$1,120	1,073
4.25%, 02/01/2029		1,789	1,751
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,191
Pernod Ricard SA
3.63%, 05/07/2034	EUR	5,100	5,317
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		$4,286	4,165
Pfizer, Inc.
2.70%, 05/28/2050		2,809	1,728
4.00%, 12/15/2036		1,438	1,282
Philip Morris International, Inc.
4.38%, 11/01/2027		7,600	7,537
4.63%, 11/01/2029		12,000	11,836
4.75%, 11/01/2031		8,000	7,824
4.88%, 02/13/2029		5,500	5,493
5.13%, 02/13/2031		8,400	8,401
5.25%, 02/13/2034		6,300	6,226
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		21,965	18,941
4.25%, 04/15/2031		2,650	2,439
6.25%, 07/01/2033		2,865	2,919
Pomona College
2.89%, 01/01/2051		1,820	1,147
Quanta Services, Inc.
4.75%, 08/09/2027		7,200	7,190
Revvity, Inc.
2.55%, 03/15/2031		11,115	9,407
Reynolds American, Inc.
7.00%, 08/04/2041		2,192	2,301
8.13%, 05/01/2040		2,868	3,314
Roche Holdings, Inc.
4.99%, 03/08/2034 (1)		23,205	22,984
S&P Global, Inc.
1.25%, 08/15/2030		2,597	2,149
Sartorius Finance BV
4.88%, 09/14/2035	EUR	2,000	2,222

The accompanying notes are an integral part of these financial statements.

161

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.74% – (continued)
Smithfield Foods, Inc.
2.63%, 09/13/2031 (1)		$10,000	$8,232
3.00%, 10/15/2030 (1)		925	799
Solventum Corp.
6.00%, 05/15/2064 (1)		2,882	2,810
Sotera Health Holdings LLC
7.38%, 06/01/2031 (1)		1,090	1,104
Spectrum Brands, Inc.
3.88%, 03/15/2031 (1)		339	292
Stryker Corp.
3.38%, 09/11/2032	EUR	2,960	3,103
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030		$4,496	3,874
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036		2,430	2,435
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		7,935	7,625
4.10%, 10/01/2046		42,983	30,901
4.75%, 05/09/2027		7,495	7,314
5.13%, 05/09/2029		4,885	4,770
6.75%, 03/01/2028		1,400	1,429
7.88%, 09/15/2029		6,355	6,849
8.13%, 09/15/2031		3,170	3,543
Thermo Fisher Scientific, Inc.
5.09%, 08/10/2033		1,599	1,590
U.S. Renal Care, Inc.
10.63%, 06/28/2028 (1)		195	166
United Rentals North America, Inc.
6.13%, 03/15/2034 (1)		15,905	15,781
UnitedHealth Group, Inc.
3.13%, 05/15/2060		557	331
3.88%, 12/15/2028		1,070	1,035
3.88%, 08/15/2059		4,624	3,273
4.25%, 04/15/2047		1,517	1,230
5.15%, 07/15/2034		13,095	12,920
5.75%, 07/15/2064		5,849	5,683
6.05%, 02/15/2063		631	644
Universal Health Services, Inc.
1.65%, 09/01/2026		8,275	7,833
Valvoline, Inc.
3.63%, 06/15/2031 (1)		858	731

Total Consumer, Non-cyclical			1,013,695

Energy – 2.93%
3R Lux Sarl
9.75%, 02/05/2031 (1)		240	247
Adnoc Murban Rsc Ltd.
4.25%, 09/11/2029 (1)		10,000	9,658
Aker BP ASA
3.10%, 07/15/2031 (1)		5,635	4,867
3.75%, 01/15/2030 (1)		15,485	14,384
4.00%, 01/15/2031 (1)		17,735	16,351
5.13%, 10/01/2034 (1)		5,495	5,161
Antero Resources Corp.
5.38%, 03/01/2030 (1)		4,069	3,932
7.63%, 02/01/2029 (1)		3,430	3,511
Apache Corp.
5.25%, 02/01/2042		1,527	1,324

The accompanying notes are an integral part of these financial statements.

162

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.93% – (continued)
Cameron LNG LLC
3.30%, 01/15/2035 (1)	$8,458	$6,980
3.40%, 01/15/2038 (1)	2,061	1,710
Canadian Natural Resources Ltd.
5.00%, 12/15/2029 (1)	4,200	4,153
5.40%, 12/15/2034 (1)	16,910	16,446
6.25%, 03/15/2038	1,345	1,374
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	7,779	6,198
3.70%, 11/15/2029	1,726	1,620
5.13%, 06/30/2027	4,245	4,268
Cheniere Energy Partners LP
3.25%, 01/31/2032	12,568	10,898
4.00%, 03/01/2031	34,441	31,847
4.50%, 10/01/2029	2,205	2,135
5.75%, 08/15/2034 (1)	5,724	5,762
5.95%, 06/30/2033	13,120	13,431
Cheniere Energy, Inc.
5.65%, 04/15/2034	10,277	10,336
Chevron Corp.
3.08%, 05/11/2050	1,543	1,020
Chevron USA, Inc.
2.34%, 08/12/2050	2,550	1,433
ConocoPhillips
4.88%, 10/01/2047	528	467
ConocoPhillips Co.
3.80%, 03/15/2052	478	349
4.03%, 03/15/2062	1,396	1,009
5.55%, 03/15/2054	359	345
5.70%, 09/15/2063	841	806
Continental Resources, Inc.
2.88%, 04/01/2032 (1)	38,372	31,497
4.38%, 01/15/2028	2,330	2,265
5.75%, 01/15/2031 (1)	54,741	54,078
Continuum Energy Pte. Ltd.
12.85%, 09/11/2027 (1)(5)(18)	3,343	3,310
Coterra Energy, Inc.
5.40%, 02/15/2035	2,300	2,230
5.90%, 02/15/2055	2,700	2,547
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	12,952
5.13%, 05/15/2029	3,380	3,385
Devon Energy Corp.
4.50%, 01/15/2030	3,922	3,793
5.20%, 09/15/2034	6,300	5,980
5.75%, 09/15/2054	2,735	2,481
5.88%, 06/15/2028	827	830
Diamondback Energy, Inc.
3.13%, 03/24/2031	17,221	15,222
3.25%, 12/01/2026	19,417	18,909
3.50%, 12/01/2029	22,763	21,171
4.25%, 03/15/2052	4,751	3,583
4.40%, 03/24/2051	2,990	2,317
5.75%, 04/18/2054	3,284	3,082
5.90%, 04/18/2064	9,953	9,343
6.25%, 03/15/2053	1,165	1,162
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	660	622

The accompanying notes are an integral part of these financial statements.

163

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Energy – 2.93% – (continued)
Ecopetrol SA
7.75%, 02/01/2032		$550	$534
8.38%, 01/19/2036		79	76
8.88%, 01/13/2033		825	841
EIG Pearl Holdings Sarl
4.39%, 11/30/2046 (1)		200	155
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (1)		4,950	4,581
5.88%, 03/30/2031 (1)		6,495	5,699
Energy Transfer LP
4.00%, 10/01/2027		5,865	5,736
4.95%, 06/15/2028		4,726	4,718
5.00%, 05/15/2050		6,688	5,674
5.15%, 02/01/2043		394	347
5.30%, 04/15/2047		667	590
5.40%, 10/01/2047		642	577
5.55%, 05/15/2034		3,705	3,686
5.60%, 09/01/2034		11,940	11,930
5.75%, 02/15/2033		15,090	15,297
5.95%, 05/15/2054		2,239	2,165
6.00%, 06/15/2048		2,044	1,974
6.05%, 09/01/2054		1,143	1,119
6.25%, 04/15/2049		2,539	2,541
6.40%, 12/01/2030		8,700	9,193
6.55%, 12/01/2033		10,970	11,678
7.38%, 02/01/2031 (1)		14,208	14,858
8.25%, 11/15/2029		995	1,117
EnLink Midstream LLC
6.50%, 09/01/2030 (1)		4,475	4,686
EQM Midstream Partners LP
4.50%, 01/15/2029 (1)		7,763	7,390
EQT Corp.
3.13%, 05/15/2026 (1)		5,027	4,892
3.63%, 05/15/2031 (1)		23,049	20,538
3.90%, 10/01/2027		11,092	10,786
5.00%, 01/15/2029		6,431	6,339
5.70%, 04/01/2028		7,803	7,913
5.75%, 02/01/2034		3,425	3,405
7.00%, 02/01/2030		14,286	15,173
Expand Energy Corp.
5.70%, 01/15/2035		5,403	5,303
Exxon Mobil Corp.
3.00%, 08/16/2039		454	343
3.45%, 04/15/2051		2,968	2,081
3.57%, 03/06/2045		494	371
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (1)		1,635	1,401
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	12,958
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	11,731
2.95%, 01/27/2029 (1)		$28,600	14,729
3.00%, 06/29/2027		10,000	6,500
Gran Tierra Energy, Inc.
9.50%, 10/15/2029 (1)		573	534
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (1)		532	522
3.45%, 10/15/2027(1)		983	936

The accompanying notes are an integral part of these financial statements.

164

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.93% – (continued)
Helmerich & Payne, Inc.
5.50%, 12/01/2034 (1)	$31,265	$29,685
Hess Corp.
7.30%, 08/15/2031	2,087	2,318
KazMunayGas National Co. JSC
3.50%, 04/14/2033	351	291
5.38%, 04/24/2030	2,346	2,281
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,429	1,324
Leviathan Bond Ltd.
6.13%, 06/30/2025 (1)	3,170	3,146
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031 (1)	305	253
Medco Laurel Tree Pte Ltd.
6.95%, 11/12/2028 (17)	1,000	995
Medco Maple Tree Pte Ltd.
8.96%, 04/27/2029 (1)	226	238
New Generation Gas Gathering LLC
0.00%, 09/30/2029 (1)(5)(17)(18)	2,826	2,783
0.00%, 12/31/2049 (18)	1,046	1,031
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	8,025	6,922
4.88%, 08/15/2027 (1)	4,268	4,235
Occidental Petroleum Corp.
6.05%, 10/01/2054	2,700	2,562
Oleoducto Central SA
4.00%, 07/14/2027 (17)	341	322
ONEOK, Inc.
4.25%, 09/24/2027	2,700	2,661
4.75%, 10/15/2031	5,500	5,320
5.05%, 11/01/2034	3,100	2,965
Ovintiv, Inc.
6.50%, 08/15/2034	3,640	3,771
7.10%, 07/15/2053	1,712	1,822
Permian Resources Operating LLC
6.25%, 02/01/2033 (1)	16,470	16,257
Pertamina Persero PT
3.10%, 08/27/2030 (1)	4,663	4,168
3.65%, 07/30/2029 (17)	200	188
Petroleos de Venezuela SA
5.38%, 04/12/2027 (7)(8)	2,052	219
5.50%, 04/12/2037 (7)(8)	2,500	252
6.00%, 05/16/2025 (7)(8)	2,312	237
6.00%, 11/15/2026 (7)(8)	4,600	472
9.00%, 11/17/2025 (7)(8)	200	21
9.75%, 05/17/2035 (7)(8)	830	91
9.75%, 05/17/2035 (7)(8)(17)	1,139	125
Petroleos Mexicanos
6.35%, 02/12/2048	1,646	1,081
6.50%, 03/13/2027	2,959	2,861
6.70%, 02/16/2032	30,337	26,392
6.75%, 09/21/2047	3,816	2,623
7.69%, 01/23/2050	1,470	1,109
Petroleos Mexicanos (PEMEX)
7.50%, 03/20/2026 (1)	8,329	8,319
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,071	909

The accompanying notes are an integral part of these financial statements.

165

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Energy – 2.93% – (continued)
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029		$7,782	$7,238
3.80%, 09/15/2030		11,638	10,800
4.30%, 01/31/2043		865	685
Pluspetrol Camisea SA / Pluspetrol Lote 56 SA
6.24%, 07/03/2036 (1)		65	66
QazaqGaz NC JSC
4.38%, 09/26/2027		600	573
Reliance Industries Ltd.
4.13%, 01/28/2025		250	250
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		92	95
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)		312	320
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030		7,301	7,072
5.00%, 03/15/2027		6,844	6,858
5.63%, 03/01/2025		1,838	1,839
5.88%, 06/30/2026		5,686	5,740
5.90%, 09/15/2037		5,022	5,100
Saudi Arabian Oil Co.
5.25%, 07/17/2034 (1)		4,100	4,044
5.75%, 07/17/2054 (1)		5,700	5,331
5.88%, 07/17/2064 (1)		6,900	6,435
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (1)		1,345	1,341
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)		1,000	833
Targa Resources Corp.
4.20%, 02/01/2033		4,081	3,706
5.50%, 02/15/2035		2,401	2,362
6.13%, 03/15/2033		12,425	12,810
6.50%, 03/30/2034		24,725	26,123
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032		7,867	7,157
4.88%, 02/01/2031		7,692	7,427
5.00%, 01/15/2028		5,291	5,234
5.50%, 03/01/2030		6,441	6,461
TC PipeLines LP
4.38%, 03/13/2025		3,330	3,324
Thames Water Utilities Ltd
9.75%, 04/30/2028 (18)	GBP	1,035	1,211
TMS Issuer Sarl
5.78%, 08/23/2032		$3,500	3,556
Topaz Solar Farms LLC
4.88%, 09/30/2039 (1)		367	341
5.75%, 09/30/2039 (1)		2,868	2,795
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028		838	814
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026		4,290	4,265
Var Energi ASA
8.00%, 11/15/2032 (1)		14,515	16,255
Variable Energi ASA
7.50%, 01/15/2028 (1)		5,135	5,422
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (1)		5,080	4,364
6.25%, 01/15/2030 (1)		2,270	2,291

The accompanying notes are an integral part of these financial statements.

166

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.93% – (continued)
Venture Global LNG, Inc.
7.00%, 01/15/2030 (1)	$11,063	$11,229
9.50%, 02/01/2029 (1)	30,000	33,157
9.88%, 02/01/2032 (1)	11,757	12,901
Viper Energy, Inc.
5.38%, 11/01/2027 (1)	7,231	7,130
7.38%, 11/01/2031 (1)	5,300	5,549
Vista Energy Argentina SAU
7.63%, 12/10/2035 (1)	636	632
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,665
5.25%, 02/01/2050	2,350	2,002
5.30%, 03/01/2048	5,089	4,322
5.45%, 04/01/2044	1,256	1,118
5.50%, 08/15/2048	940	817
6.15%, 04/01/2033	13,915	14,183
6.35%, 01/15/2029	7,405	7,658
Whistler Pipeline LLC
5.70%, 09/30/2031 (1)	3,640	3,635
5.95%, 09/30/2034 (1)	4,065	4,076
Williams Companies, Inc.
5.15%, 03/15/2034	21,805	21,200
Woodside Finance Ltd.
5.10%, 09/12/2034	5,800	5,517
YPF SA
6.95%, 07/21/2027 (17)	224	219
9.50%, 01/17/2031 (1)	576	616

Total Energy		1,084,811

Financials – 9.08%
AerCap Ireland Capital DAC
3.50%, 01/15/2025	958	957
3.65%, 07/21/2027	200	194
3.88%, 01/23/2028	9,520	9,220
5.75%, 06/06/2028	971	989
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	46,935	43,459
3.30%, 01/30/2032	21,615	18,834
3.40%, 10/29/2033	8,020	6,830
4.95%, 09/10/2034	3,250	3,094
6.15%, 09/30/2030	8,535	8,914
6.50%, 07/15/2025	250	252
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	2,960	3,094
Air Lease Corp.
3.13%, 12/01/2030	1,300	1,152
5.85%, 12/15/2027	8,015	8,216
Aircastle Ltd.
5.95%, 02/15/2029 (1)	3,340	3,409
6.50%, 07/18/2028 (1)	12,835	13,265
Aircastle Ltd. / Aircastle Ireland DAC
5.75%, 10/01/2031 (1)	12,585	12,670
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	249
3.95%, 01/15/2028	364	354
4.70%, 07/01/2030	42	41
Ally Financial, Inc.
5.54% (SOFR + 1.73%), 01/17/2031 (2)	3,000	2,958

The accompanying notes are an integral part of these financial statements.

167

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
Alpha Star Holding VIII Ltd.
8.38%, 04/12/2027 (17)		$296	$307
American Assets Trust LP
3.38%, 02/01/2031		10,870	9,456
6.15%, 10/01/2034		1,200	1,193
American Express Co.
5.04% (SOFR + 0.93%), 07/26/2028 (2)		636	639
5.28% (SOFR + 1.42%), 07/26/2035 (2)		2,880	2,848
American Homes 4 Rent LP
2.38%, 07/15/2031		1,690	1,414
3.38%, 07/15/2051		3,567	2,347
3.63%, 04/15/2032		2,803	2,506
4.30%, 04/15/2052		1,303	1,015
5.25%, 03/15/2035		3,750	3,649
American International Group, Inc.
4.75%, 04/01/2048		502	443
American Tower Corp.
2.10%, 06/15/2030		13,775	11,804
2.30%, 09/15/2031		15,793	13,131
2.70%, 04/15/2031		16,982	14,661
2.90%, 01/15/2030		2,271	2,045
5.20%, 02/15/2029		4,200	4,225
5.40%, 01/31/2035		383	379
5.45%, 02/15/2034		7,690	7,703
5.50%, 03/15/2028		8,760	8,889
5.65%, 03/15/2033		8,092	8,196
5.90%, 11/15/2033		25,425	26,192
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)		5,500	4,282
Annington Funding Plc
2.31%, 10/06/2032	GBP	9,946	10,582
Antares Holdings LP
2.75%, 01/15/2027 (1)		$8,970	8,407
3.75%, 07/15/2027 (1)		20,265	19,174
7.95%, 08/11/2028 (1)		2,715	2,844
Aon Corp.
2.80%, 05/15/2030		3,500	3,119
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031		1,542	1,275
2.60%, 12/02/2031		9,185	7,787
Apollo Debt Solutions BDC
6.70%, 07/29/2031 (1)		6,084	6,248
Ares Strategic Income Fund
5.70%, 03/15/2028 (1)		11,865	11,863
Arthur J Gallagher & Co.
5.00%, 02/15/2032		3,345	3,301
5.15%, 02/15/2035		4,315	4,207
5.45%, 07/15/2034		3,795	3,816
5.55%, 02/15/2055		537	516
6.75%, 02/15/2054		1,637	1,812
Associated Banc-Corp.
6.46% (SOFR + 3.03%), 08/29/2030 (2)		2,574	2,625
Athene Global Funding
2.55%, 11/19/2030 (1)		3,300	2,831
2.72%, 01/07/2029 (1)		3,800	3,447
3.21%, 03/08/2027 (1)		5,070	4,843
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,654
4.13%, 01/12/2028		11,630	11,347

The accompanying notes are an integral part of these financial statements.

168

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 9.08% – (continued)
Aviation Capital Group LLC
1.95%, 01/30/2026 (1)	$5,720	$5,538
4.88%, 10/01/2025 (1)	2,789	2,785
6.25%, 04/15/2028 (1)	3,810	3,931
6.38%, 07/15/2030 (1)	13,350	13,966
6.75%, 10/25/2028 (1)	10,810	11,352
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (1)	35,158	32,602
2.75%, 02/21/2028 (1)	6,105	5,657
2.88%, 02/15/2025 (1)	3,919	3,906
3.25%, 02/15/2027 (1)	1,791	1,721
4.25%, 04/15/2026 (1)	515	509
4.38%, 05/01/2026 (1)	886	876
5.50%, 01/15/2026 (1)	1,069	1,072
Banco Bilbao Vizcaya Argentaria SA
6.03% (1 Year CMT Index + 1.95%), 03/13/2035 (2)	5,200	5,197
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025 (1)	5,395	5,391
Banco Santander SA
2.75%, 12/03/2030	2,400	2,032
6.53% (1 Year CMT Index + 1.65%), 11/07/2027 (2)	9,500	9,773
6.61%, 11/07/2028	7,200	7,572
Bancolombia SA
8.63% (5 Year CMT Index + 4.32%), 12/24/2034 (2)	453	474
Bangkok Bank PCL
5.50%, 09/21/2033 (1)	200	201
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027 (2)	15,954	15,373
1.73% (SOFR + 0.96%), 07/22/2027 (2)	40,859	38,952
1.90% (SOFR + 1.53%), 07/23/2031 (2)	5,888	4,954
1.92% (SOFR + 1.37%), 10/24/2031 (2)	7,009	5,855
2.09% (SOFR + 1.06%), 06/14/2029 (2)	18,275	16,586
2.30% (SOFR + 1.22%), 07/21/2032 (2)	4,831	4,027
2.48% (5 Year CMT Index + 1.20%), 09/21/2036 (2)	18,070	14,722
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031 (2)	8,466	7,444
2.57% (SOFR + 1.21%), 10/20/2032 (2)	432	365
2.59% (SOFR + 2.15%), 04/29/2031 (2)	25,457	22,427
2.69% (SOFR + 1.32%), 04/22/2032 (2)	424	364
2.83% (SOFR + 1.88%), 10/24/2051 (2)	554	341
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	596	539
2.97% (SOFR + 1.33%), 02/04/2033 (2)	1,142	982
2.97% (SOFR + 1.56%), 07/21/2052 (2)	4,741	3,014
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	2,200	2,130
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (2)	2,295	2,235
3.85% (5 Year CMT Index + 2.00%), 03/08/2037 (2)	11,670	10,337
4.08% (3 Month Term SOFR + 3.41%), 03/20/2051 (2)	1,812	1,418
4.18%, 11/25/2027	16,659	16,352
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	5,139	5,007
4.33% (3 Month Term SOFR + 1.78%), 03/15/2050 (2)	2,595	2,124
4.45%, 03/03/2026	855	851
4.88%, 04/01/2044	1,426	1,306
4.95% (SOFR + 2.04%), 07/22/2028 (2)	9,421	9,441
5.00%, 01/21/2044	394	368
5.02% (SOFR + 2.16%), 07/22/2033 (2)	3,108	3,048
5.20% (SOFR + 1.63%), 04/25/2029 (2)	20,100	20,194
5.47% (SOFR + 1.65%), 01/23/2035 (2)	7,307	7,315
5.87% (SOFR + 1.84%), 09/15/2034 (2)	3,020	3,102

The accompanying notes are an integral part of these financial statements.

169

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
Bank of Montreal
4.57% (SOFR + 0.88%), 09/10/2027 (2)		$6,400	$6,380
5.31% (SOFR + 0.88%), 09/10/2027 (2)		9,300	9,337
Bank of Nova Scotia
4.40% (SOFR + 1.00%), 09/08/2028 (2)		10,500	10,395
5.43% (SOFR + 1.00%), 09/08/2028 (2)		10,200	10,262
Barclays Plc
4.38% (5 Year CMT Index + 3.41%), 12/15/2173 (2)		1,380	1,241
4.84% (SOFR + 1.34%), 09/10/2028 (2)		5,400	5,367
4.94% (SOFR + 1.56%), 09/10/2030 (2)		11,300	11,078
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029 (2)		3,900	3,862
5.34% (SOFR + 1.91%), 09/10/2035 (2)		7,500	7,204
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)		5,000	5,054
6.22% (SOFR + 2.98%), 05/09/2034 (2)		6,789	6,974
6.69% (SOFR + 2.62%), 09/13/2034 (2)		8,100	8,574
7.39% (1 Year CMT Index + 3.30%), 11/02/2028 (2)		3,100	3,286
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)		3,900	4,291
BBVA Bancomer SA
1.88%, 09/18/2025 (1)		6,755	6,593
Berkshire Hathaway Finance Corp.
2.00%, 03/18/2034	EUR	2,380	2,239
Blackstone Private Credit Fund
5.60%, 11/22/2029 (1)		$3,054	3,015
6.00%, 11/22/2034 (1)		4,674	4,560
Blackstone Property Partners Europe Holdings Sarl
1.75%, 03/12/2029	EUR	3,157	3,040
Blue Owl Capital Corp.
2.88%, 06/11/2028		$742	675
5.95%, 03/15/2029		7,244	7,273
Blue Owl Finance LLC
6.25%, 04/18/2034		18,530	19,037
BNP Paribas SA
5.50% (SOFR + 1.59%), 05/20/2030 (1)(2)		1,800	1,802
7.38% (5 Year CMT Index + 3.54%), 03/10/2173 (1)(2)		200	199
BPCE SA
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)		2,000	1,982
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)		8,600	8,941
7.00% (SOFR + 2.59%), 10/19/2034 (1)(2)		56,600	60,311
Brookfield Finance, Inc.
6.30% (5 Year CMT Index + 2.08%), 01/15/2055 (2)		3,610	3,530
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029 (1)(2)		7,400	7,582
6.84% (SOFR + 2.77%), 09/13/2034 (1)(2)		6,600	7,008
Capital One Financial Corp.
5.27% (SOFR + 2.37%), 05/10/2033 (2)		4,320	4,207
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.75%, 03/27/2034	EUR	8,215	9,027
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026 (7)(8)		$300	38
6.00%, 07/16/2025 (7)(8)		1,755	220
6.45%, 11/07/2025 (7)(8)		660	81
Citigroup, Inc.
2.56% (SOFR + 1.17%), 05/01/2032 (2)		1,729	1,463
2.67% (SOFR + 1.15%), 01/29/2031 (2)		11,515	10,188
2.98% (SOFR + 1.42%), 11/05/2030 (2)		2,380	2,147
3.06% (SOFR + 1.35%), 01/25/2033 (2)		4,889	4,200
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)		5,381	5,179
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028 (2)		380	368

The accompanying notes are an integral part of these financial statements.

170

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
3.79% (SOFR + 1.94%), 03/17/2033 (2)		$1,938	$1,740
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)		1,150	1,098
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (2)		165	160
4.41% (SOFR + 3.91%), 03/31/2031 (2)		3,027	2,909
4.91% (SOFR + 2.09%), 05/24/2033 (2)		2,310	2,233
5.45% (SOFR + 1.45%), 06/11/2035 (2)		7,916	7,849
6.63%, 01/15/2028		1,035	1,089
CNA Financial Corp.
5.13%, 02/15/2034		2,970	2,915
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	580
5.25%, 05/30/2029		3,840	3,813
CNO Global Funding
4.88%, 12/10/2027 (1)		3,200	3,185
4.95%, 09/09/2029 (1)		2,600	2,577
5.88%, 06/04/2027 (1)		8,600	8,757
COPT Defense Properties LP
2.75%, 04/15/2031		1,555	1,327
CoStar Group, Inc.
2.80%, 07/15/2030 (1)		11,975	10,457
Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026 (7)(8)		500	51
3.30%, 01/12/2031 (7)(8)		4,895	496
3.88%, 10/22/2030 (7)(8)		300	30
Cousins Properties LP
5.38%, 02/15/2032		2,600	2,554
Credicorp Capital Sociedad Titulizadora SA
10.10%, 12/15/2043 (1)	PEN	11,700	3,208
Credit Agricole SA
4.63% (SOFR + 1.21%), 09/11/2028 (1)(2)		$3,300	3,259
5.63% (SOFR + 1.21%), 09/11/2028 (1)(2)		6,250	6,290
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)		19,260	19,338
Crown Castle, Inc.
2.10%, 04/01/2031		3,945	3,265
2.25%, 01/15/2031		10,205	8,576
2.50%, 07/15/2031		2,545	2,143
3.30%, 07/01/2030		2,000	1,817
Danske Bank
4.61% (1 Year CMT Index + 1.10%), 10/02/2030 (1)(2)		11,500	11,158
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030 (2)(4)	EUR	800	763
2.13% (SOFR + 1.87%), 11/24/2026 (2)(17)		$900	877
3.04% (SOFR + 1.72%), 05/28/2032 (2)(17)		2,750	2,357
3.55% (SOFR + 3.04%), 09/18/2031 (2)		9,800	8,798
5.00% (SOFR + 1.70%), 09/11/2030 (2)		9,450	9,237
5.40% (SOFR + 2.05%), 09/11/2035 (2)		2,600	2,463
6.72% (SOFR + 3.18%), 01/18/2029 (2)		2,400	2,492
EPR Properties
4.75%, 12/15/2026		140	139
4.95%, 04/15/2028		414	407
Equinix, Inc.
2.15%, 07/15/2030		24,325	20,935
2.50%, 05/15/2031		9,630	8,231
3.20%, 11/18/2029		8,645	7,948
3.90%, 04/15/2032		3,626	3,340
Equitable Financial Life Global Funding
1.70%, 11/12/2026 (1)		1,055	997
1.80%, 03/08/2028 (1)		7,665	6,928

The accompanying notes are an integral part of these financial statements.

171

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 9.08% – (continued)
Essential Properties LP
2.95%, 07/15/2031	$2,800	$2,384
Extra Space Storage LP
2.20%, 10/15/2030	4,425	3,765
2.35%, 03/15/2032	4,150	3,390
2.40%, 10/15/2031	244	203
2.55%, 06/01/2031	3	3
3.90%, 04/01/2029	4,655	4,450
5.50%, 07/01/2030	1,164	1,184
5.90%, 01/15/2031	8,695	8,969
Farmers Exchange Capital II
6.15% (3 Month Term SOFR + 4.01%), 11/01/2053 (1)(2)	3,860	3,707
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054 (1)(2)	8,000	7,208
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057 (1)(2)	3,000	2,429
7.00% (10 Year CMT Index + 3.86%), 10/15/2064 (1)(2)	1,860	1,918
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025 (1)	745	745
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	5,769
3.40%, 06/15/2030	5,874	5,328
4.50%, 08/15/2028	15,455	15,166
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,594
5.45%, 09/30/2034	1,500	1,446
FNB Corp.
5.72% (SOFR + 1.93%), 12/11/2030 (2)	3,762	3,714
GA Global Funding Trust
4.40%, 09/23/2027 (1)	12,000	11,829
5.20%, 12/09/2031 (1)	5,700	5,558
GGAM Finance Ltd.
8.00%, 02/15/2027 (1)	3,050	3,146
8.00%, 06/15/2028 (1)	2,697	2,832
Global Atlantic Finance Co.
3.13%, 06/15/2031 (1)	2,115	1,814
4.40%, 10/15/2029 (1)	1,127	1,068
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	16,210	13,884
4.00%, 01/15/2030	5,042	4,696
4.00%, 01/15/2031	5,844	5,345
5.25%, 06/01/2025	239	239
5.30%, 01/15/2029	8,601	8,539
5.75%, 06/01/2028	14,898	15,034
6.25%, 09/15/2054	5,857	5,846
6.75%, 12/01/2033	3,483	3,687
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027 (2)	43,135	41,411
1.54% (SOFR + 0.82%), 09/10/2027 (2)	16,272	15,386
1.95% (SOFR + 0.91%), 10/21/2027 (2)	8,845	8,392
1.99% (SOFR + 1.09%), 01/27/2032 (2)	2,637	2,176
2.38% (SOFR + 1.25%), 07/21/2032 (2)	6,534	5,445
2.62% (SOFR + 1.28%), 04/22/2032 (2)	2,297	1,957
2.64% (SOFR + 1.11%), 02/24/2028 (2)	3,479	3,318
2.65% (SOFR + 1.26%), 10/21/2032 (2)	14,028	11,857
2.91% (SOFR + 1.47%), 07/21/2042 (2)	1,626	1,130
3.62% (SOFR + 1.85%), 03/15/2028 (2)	8,523	8,288
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	4,450	4,330

The accompanying notes are an integral part of these financial statements.

172

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
4.48% (SOFR + 1.73%), 08/23/2028 (2)		$6,325	$6,252
4.80%, 07/08/2044		505	446
5.02% (SOFR + 1.42%), 10/23/2035 (2)		1,944	1,860
5.05% (SOFR + 1.21%), 07/23/2030 (2)		25,008	24,859
5.33% (SOFR + 1.55%), 07/23/2035 (2)		23,263	22,829
5.73% (SOFR + 1.27%), 04/25/2030 (2)		7,930	8,093
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (1)		7,600	7,331
Guardian Life Global Funding
1.63%, 09/16/2028 (1)		5,000	4,458
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034 (1)		10,000	9,738
Healthcare Realty Holdings LP
2.00%, 03/15/2031		3	2
3.10%, 02/15/2030		4,438	3,988
3.50%, 08/01/2026		2,000	1,955
3.63%, 01/15/2028		1,092	1,037
Healthpeak OP LLC
2.88%, 01/15/2031		1,980	1,744
3.40%, 02/01/2025		160	160
3.50%, 07/15/2029		231	216
Highwoods Realty LP
4.13%, 03/15/2028		358	342
Host Hotels & Resorts LP
5.50%, 04/15/2035		35,080	34,339
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)		5,500	5,071
2.10% (SOFR + 1.93%), 06/04/2026 (2)		3,665	3,622
2.21% (SOFR + 1.29%), 08/17/2029 (2)		4,415	3,966
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029 (2)		3,200	3,135
Hudson Pacific Properties LP
3.25%, 01/15/2030		6,458	4,394
3.95%, 11/01/2027		12,315	10,688
4.65%, 04/01/2029		1,220	919
5.95%, 02/15/2028		720	614
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.00%, 06/15/2030		3,867	3,711
9.75%, 01/15/2029		4,147	4,158
10.00%, 11/15/2029 (1)		1,337	1,340
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034 (2)		4,225	4,374
Intercontinental Exchange, Inc.
2.10%, 06/15/2030		3,955	3,419
Intercorp Peru Ltd.
3.88%, 08/15/2029 (1)		200	180
Intesa Sanpaolo SpA
6.63%, 06/20/2033		20,000	20,919
7.20%, 11/28/2033		1,100	1,190
7.20%, 11/28/2033 (1)		7,000	7,573
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032		4	4
4.88%, 02/01/2035		4,480	4,238
5.50%, 08/15/2033		4,602	4,575
JAB Holdings BV
3.75%, 05/28/2051 (1)		5,250	3,405
4.38%, 04/25/2034	EUR	1,600	1,741
Jackson National Life Global Funding
4.60%, 10/01/2029 (1)		$16,700	16,237

The accompanying notes are an integral part of these financial statements.

173

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 9.08% – (continued)
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/2034 (1)	$2,000	$1,912
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,503
5.88%, 07/21/2028	10,330	10,563
6.20%, 04/14/2034	14,090	14,521
6.25%, 01/15/2036	1,430	1,469
6.45%, 06/08/2027	3,660	3,775
6.50%, 01/20/2043	1,125	1,195
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	6,799	6,532
1.47% (SOFR + 0.77%), 09/22/2027 (2)	60	57
1.58% (SOFR + 0.89%), 04/22/2027 (2)	25,398	24,388
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031 (2)	17,601	14,625
1.95% (SOFR + 1.07%), 02/04/2032 (2)	14,135	11,716
2.07% (SOFR + 1.02%), 06/01/2029 (2)	4,677	4,250
2.18% (SOFR + 1.89%), 06/01/2028 (2)	10,729	10,077
2.52% (SOFR + 2.04%), 04/22/2031 (2)	21,112	18,599
2.55% (SOFR + 1.18%), 11/08/2032 (2)	6,146	5,184
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	5,561	4,770
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030 (2)	6,869	6,188
2.95% (SOFR + 1.17%), 02/24/2028 (2)	7,667	7,375
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031 (2)	4,470	3,998
2.96% (SOFR + 1.26%), 01/25/2033 (2)	12,360	10,684
3.11% (SOFR + 2.44%), 04/22/2051 (2)	3,704	2,452
4.32% (SOFR + 1.56%), 04/26/2028 (2)	2,121	2,096
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031 (2)	17,285	16,842
4.51% (SOFR + 0.86%), 10/22/2028 (2)	29,807	29,543
4.85% (SOFR + 1.99%), 07/25/2028 (2)	647	647
5.01% (SOFR + 1.31%), 01/23/2030 (2)	8,944	8,936
5.30% (SOFR + 1.45%), 07/24/2029 (2)	3,378	3,412
5.58% (SOFR + 1.16%), 04/22/2030 (2)	2,592	2,643
5.77% (SOFR + 1.49%), 04/22/2035 (2)	10,710	10,955
JPMorgan Chase & Co.
1.05% (SOFR + 0.80%), 11/19/2026 (2)	11,150	10,793
3.33% (SOFR + 1.58%), 04/22/2052 (2)	3,127	2,138
3.54% (3 Month Term SOFR + 1.64%), 05/01/2028 (2)	1,996	1,939
3.78% (3 Month Term SOFR + 1.60%), 02/01/2028 (2)	4,987	4,881
4.59% (SOFR + 1.80%), 04/26/2033 (2)	3,385	3,246
4.60% (SOFR + 1.04%), 10/22/2030 (2)	10,942	10,734
5.00% (SOFR + 1.13%), 07/22/2030 (2)	23,915	23,812
5.29% (SOFR + 1.46%), 07/22/2035 (2)	11,658	11,533
5.47% (SOFR + 0.86%), 10/22/2028 (2)	8,000	8,025
5.53% (SOFR + 0.92%), 04/22/2028 (2)	19,100	19,209
5.57% (SOFR + 0.93%), 04/22/2028 (2)	25,910	26,350
6.09% (SOFR + 1.57%), 10/23/2029 (2)	22,600	23,442
KBC Group NV
6.32% (1 Year CMT Index + 2.05%), 09/21/2034 (1)(2)	900	931
KeyBank N.A./Cleveland OH
3.90%, 04/13/2029	1,662	1,561
5.00%, 01/26/2033	3,131	3,003
Kimco Realty OP LLC
3.25%, 08/15/2026	1,665	1,621
Lloyds Banking Group Plc
5.09% (1 Year CMT Index + 0.85%), 11/26/2028 (2)	9,300	9,310
5.53% (SOFR + 1.06%), 11/26/2028 (2)	17,000	17,037
5.59% (1 Year CMT Index + 1.20%), 11/26/2035 (2)	13,300	13,183
5.68% (1 Year CMT Index + 1.75%), 01/05/2035 (2)	7,000	6,971

The accompanying notes are an integral part of these financial statements.

174

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
Logan Group Co. Ltd.
4.25%, 07/12/2025 (7)(8)		$2,205	$204
4.85%, 12/14/2026 (7)(8)		2,995	277
LSEGA Financing Plc
2.00%, 04/06/2028 (1)		6,811	6,219
LXP Industrial Trust
2.38%, 10/01/2031		2,050	1,667
M&T Bank Corp.
5.39% (SOFR + 1.61%), 01/16/2036 (2)		3,775	3,657
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)		3,255	3,180
Magellan Capital Holdings Plc
8.38% (1 Year CMT Index + 4.23%), 07/08/2029 (2)(17)		307	317
Marex Group Plc
6.40%, 11/04/2029		2,100	2,121
Marsh & McLennan Companies, Inc.
4.90%, 03/15/2049		375	336
5.00%, 03/15/2035		20,635	20,141
5.40%, 03/15/2055		825	790
5.45%, 03/15/2053		351	339
5.45%, 03/15/2054		362	350
5.70%, 09/15/2053		594	595
6.25%, 11/01/2052		315	336
Mastercard, Inc.
3.95%, 02/26/2048		1,135	910
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033 (1)		200	188
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)		5,610	5,543
Mizuho Financial Group, Inc.
5.59% (1 Year CMT Index + 1.30%), 07/10/2035 (2)		4,400	4,443
Morgan Stanley
0.00%, 04/02/2032 (3)(17)		14,800	9,607
0.50% (3 Month EURIBOR + 0.87%), 10/26/2029 (2)(4)	EUR	150	141
1.51% (SOFR + 0.86%), 07/20/2027 (2)		$3,292	3,129
1.59% (SOFR + 0.88%), 05/04/2027 (2)		10,418	9,986
1.79% (SOFR + 1.03%), 02/13/2032 (2)		9,292	7,581
1.93% (SOFR + 1.02%), 04/28/2032 (2)		3,379	2,764
2.24% (SOFR + 1.18%), 07/21/2032 (2)		25,560	21,164
2.48% (SOFR + 1.00%), 01/21/2028 (2)		24,470	23,319
2.48% (SOFR + 1.36%), 09/16/2036 (2)		20,625	16,775
2.51% (SOFR + 1.20%), 10/20/2032 (2)		3,637	3,047
2.70% (SOFR + 1.14%), 01/22/2031 (2)		6,478	5,756
2.94% (SOFR + 1.29%), 01/21/2033 (2)		8,572	7,344
3.22% (SOFR + 1.49%), 04/22/2042 (2)		751	555
3.62% (SOFR + 3.12%), 04/01/2031 (2)		1,800	1,672
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029 (2)		3,240	3,125
3.95%, 04/23/2027		4,664	4,571
4.21% (SOFR + 1.61%), 04/20/2028 (2)		708	698
4.68% (SOFR + 1.67%), 07/17/2026 (2)		2,300	2,298
5.04% (SOFR + 1.22%), 07/19/2030 (2)		18,288	18,225
5.12% (SOFR + 1.73%), 02/01/2029 (2)		17,475	17,523
5.16% (SOFR + 1.59%), 04/20/2029 (2)		7,553	7,574
5.32% (SOFR + 1.56%), 07/19/2035 (2)		11,777	11,584
5.42% (SOFR + 1.88%), 07/21/2034 (2)		5,875	5,834
5.66% (SOFR + 1.26%), 04/18/2030 (2)		20,098	20,459
5.83% (SOFR + 1.58%), 04/19/2035 (2)		16,265	16,575
5.94% (5 Year CMT Index + 1.80%), 02/07/2039 (2)		35,780	35,897

The accompanying notes are an integral part of these financial statements.

175

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
5.95% (5 Year CMT Index + 2.43%), 01/19/2038 (2)		$2,945	$2,948
6.30% (SOFR + 2.24%), 10/18/2028 (2)		5,563	5,768
Morgan Stanley Bank N.A.
4.45% (SOFR + 0.68%), 10/15/2027 (2)		8,957	8,898
5.31% (SOFR + 0.69%), 10/15/2027 (2)		6,700	6,707
Nationwide Building Society
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030 (1)(2)		5,650	5,348
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029 (1)(2)		8,600	8,352
NatWest Group Plc
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030 (2)		4,390	4,234
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029 (2)		2,900	2,871
4.96% (1 Year CMT Index + 1.22%), 08/15/2030 (2)		13,200	13,002
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030 (2)		6,600	6,532
5.52% (1 Year CMT Index + 2.27%), 09/30/2028 (2)		3,700	3,747
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (2)		18,300	18,412
5.81% (1 Year CMT Index + 1.95%), 09/13/2029 (2)		11,800	12,033
New York Life Global Funding
2.35%, 07/14/2026 (1)		1,000	968
New York Life Insurance Co.
3.75%, 05/15/2050 (1)		2,736	1,992
NNN REIT, Inc.
3.00%, 04/15/2052		914	555
3.10%, 04/15/2050		530	334
3.50%, 04/15/2051		2,605	1,761
4.80%, 10/15/2048		854	722
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200	17,338
Norinchukin Bank
5.09%, 10/16/2029 (1)		2,100	2,084
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051 (1)		2,420	1,661
Old Republic International Corp.
3.88%, 08/26/2026		5,155	5,069
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032 (1)		7,059	4,777
PNC Financial Services Group, Inc.
6.04% (SOFR + 2.14%), 10/28/2033 (2)		239	247
6.88% (SOFR + 2.28%), 10/20/2034 (2)		6,258	6,831
Prologis Euro Finance LLC
4.00%, 05/05/2034	EUR	6,815	7,273
Prologis LP
1.25%, 10/15/2030		$670	549
Realty Income Corp.
2.20%, 06/15/2028		1,212	1,109
3.40%, 01/15/2028		3,938	3,779
3.40%, 01/15/2030		4,450	4,137
5.13%, 07/06/2034	EUR	8,395	9,574
Regency Centers LP
3.70%, 06/15/2030		$1,359	1,269
4.13%, 03/15/2028		970	946
Rexford Industrial Realty LP
2.15%, 09/01/2031		1,135	922
RGA Global Funding
5.05%, 12/06/2031 (1)		10,600	10,425
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (1)		8,290	7,866
3.63%, 03/01/2029		4,385	3,971
3.88%, 03/01/2031 (1)		29,710	25,886
4.00%, 10/15/2033 (1)		29,285	24,390

The accompanying notes are an integral part of these financial statements.

176

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
Sammons Financial Group Global Funding
5.10%, 12/10/2029 (1)		$6,400	$6,353
Santander Holdings USA, Inc.
5.35% (SOFR + 1.94%), 09/06/2030 (2)		4,600	4,546
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026 (2)		2,895	2,829
1.67% (SOFR + 0.99%), 06/14/2027 (2)		3,939	3,749
2.47% (SOFR + 1.22%), 01/11/2028 (2)		800	758
2.90% (SOFR + 1.48%), 03/15/2032 (2)		20,600	17,612
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028 (2)		4,990	4,805
4.86% (SOFR + 1.55%), 09/11/2030 (2)		5,300	5,153
6.53% (SOFR + 2.60%), 01/10/2029 (2)		13,600	14,016
SBA Tower Trust
4.83%, 10/15/2029 (1)		11,000	10,745
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031 (7)(8)		5,645	345
4.60%, 07/13/2030 (7)(8)		400	26
4.75%, 07/03/2025 (7)(8)		4,359	305
5.20%, 01/16/2027 (7)(8)		4,595	322
5.60%, 07/15/2026 (7)(8)		3,025	201
6.13%, 02/21/2025 (7)(8)		1,275	84
Simon Property Group LP
2.65%, 07/15/2030		3,540	3,151
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029 (7)(8)		1,725	139
4.75%, 01/14/2030 (7)(8)		3,305	265
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026		3,400	3,383
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)		10,400	8,686
3.65% (5 Year CMT Index + 3.00%), 07/08/2035 (1)(2)		1,895	1,629
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)		19,000	19,487
SoFi Personal Loan Trust
0.00%, 02/12/2031 (5)		56	1,694
Standard Chartered Plc
3.27% (5 Year CMT Index + 2.30%), 02/18/2036 (1)(2)		29,865	25,792
Stewart Information Services Corp.
3.60%, 11/15/2031		18,925	16,385
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170 (3)	EUR	3,876	4,457
Suci Second Investment Co.
4.38%, 09/10/2027		$6,000	5,885
Sumitomo Mitsui Financial Group, Inc.
5.56%, 07/09/2034		7,400	7,470
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/2027 (1)		6,000	5,948
5.42% (SOFR + 0.98%), 09/10/2027 (1)(2)		3,900	3,933
Sunac China Holdings Ltd.
6.00%, 09/30/2025 (1)(6)		27	4
6.25%, 09/30/2026 (1)(6)		27	4
6.50%, 09/30/2027 (1)(6)		54	7
6.75%, 09/30/2028 (1)(6)		82	10
7.00%, 09/30/2029 (1)(6)		82	9
7.25%, 09/30/2030 (1)(6)		39	4
Synchrony Financial
5.94% (SOFR + 2.13%), 08/02/2030 (2)		8,145	8,220
7.25%, 02/02/2033		5,572	5,752

The accompanying notes are an integral part of these financial statements.

177

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050 (1)		$1,980	$1,319
4.27%, 05/15/2047 (1)		515	412
4.90%, 09/15/2044 (1)		1,505	1,344
Times China Holdings Ltd.
5.75%, 01/14/2027 (7)(8)		5,214	189
6.20%, 03/22/2026 (7)(8)		1,950	59
6.75%, 07/08/2025 (7)(8)		1,715	62
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034 (2)		5,251	5,026
5.85% (SOFR + 2.09%), 10/21/2033 (2)		2,799	2,861
UBS AG/Stamford CT
3.70%, 02/21/2025		5,861	5,849
7.50%, 02/15/2028		46,203	49,478
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027 (1)(2)		10,300	9,898
3.09% (SOFR + 1.73%), 05/14/2032 (1)(2)		11,700	10,176
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029 (1)(2)		540	520
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)		33,164	31,336
4.88%, 05/15/2045		483	433
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)		21,700	22,045
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(2)		15,240	15,340
5.96% (1 Year CMT Index + 2.20%), 01/12/2034 (1)(2)		13,100	13,393
6.25% (1 Year CMT Index + 1.80%), 09/22/2029 (1)(2)		3,300	3,418
6.37% (SOFR + 3.34%), 07/15/2026 (1)(2)		7,170	7,221
6.44% (SOFR + 3.70%), 08/11/2028 (1)(2)		11,390	11,770
6.54% (SOFR + 3.92%), 08/12/2033 (1)(2)		23,550	24,969
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029 (2)	EUR	1,500	1,770
9.02% (SOFR + 5.02%), 11/15/2033 (1)(2)		$5,535	6,685
9.25% (5 Year CMT Index + 4.76%), 05/13/2173 (1)(2)		650	745
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026 (1)(2)		2,600	2,549
3.13% (1 Year CMT Index + 1.55%), 06/03/2032 (1)(2)		2,690	2,334
5.46% (5 Year CMT Index + 4.75%), 06/30/2035 (1)(2)		2,525	2,438
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (1)		1,671	1,782
VICI Properties LP
4.75%, 02/15/2028		867	860
4.95%, 02/15/2030		4,316	4,231
5.13%, 11/15/2031		7,550	7,365
5.13%, 05/15/2032		16,433	16,000
5.63%, 05/15/2052		4,944	4,600
6.13%, 04/01/2054		1,925	1,913
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (1)		10,359	10,051
3.88%, 02/15/2029 (1)		8,778	8,271
4.13%, 08/15/2030 (1)		13,955	12,967
4.25%, 12/01/2026 (1)		13,736	13,508
4.50%, 09/01/2026 (1)		5,000	4,949
4.50%, 01/15/2028 (1)		9,679	9,466
4.63%, 06/15/2025 (1)		1,050	1,046
4.63%, 12/01/2029 (1)		9,551	9,148
5.75%, 02/01/2027 (1)		3,877	3,910
Voyager Aviation Holdings LLC
8.50%, 05/09/2026 (1)(7)(8)		30	3
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026 (2)		5,275	5,259
2.39% (SOFR + 2.10%), 06/02/2028 (2)		12,269	11,555

The accompanying notes are an integral part of these financial statements.

178

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 9.08% – (continued)
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)		$10,203	$8,998
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030 (2)		16,770	15,127
3.35% (SOFR + 1.50%), 03/02/2033 (2)		17,417	15,269
3.53% (SOFR + 1.51%), 03/24/2028 (2)		15,925	15,446
4.48% (3 Month Term SOFR + 4.03%), 04/04/2031 (2)		1,800	1,742
4.61% (SOFR + 2.13%), 04/25/2053 (2)		3,406	2,844
4.90% (SOFR + 2.10%), 07/25/2033 (2)		3,370	3,255
5.01% (3 Month Term SOFR + 4.50%), 04/04/2051 (2)		1,618	1,436
5.21% (SOFR + 1.38%), 12/03/2035 (2)		6,750	6,568
5.39% (SOFR + 2.02%), 04/24/2034 (2)		3,440	3,402
5.56% (SOFR + 1.99%), 07/25/2034 (2)		7,190	7,180
5.57% (SOFR + 1.74%), 07/25/2029 (2)		4,850	4,924
5.68% (SOFR + 1.07%), 04/22/2028 (2)		24,100	24,300
6.30% (SOFR + 1.79%), 10/23/2029 (2)		900	937
6.49% (SOFR + 2.06%), 10/23/2034 (2)		4,000	4,252
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,673
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,126
Willis North America, Inc.
5.35%, 05/15/2033		7,720	7,666
WP Carey, Inc.
4.25%, 07/23/2032	EUR	3,105	3,348
Zions Bancorp N.A.
6.82% (SOFR + 2.83%), 11/19/2035 (2)		$3,974	4,002

Total Financials			3,367,573

Industrials – 1.95%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061 (1)		200	144
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	12,053
Amphenol Corp.
2.20%, 09/15/2031		2,410	2,019
5.00%, 01/15/2035		10,885	10,627
5.25%, 04/05/2034		4,155	4,167
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026 (1)		1,475	1,328
5.25%, 08/15/2027 (1)		445	253
5.25%, 08/15/2027 (1)		9,556	5,425
Artera Services LLC
8.50%, 02/15/2031 (1)		1,796	1,731
BAE Systems Plc
1.90%, 02/15/2031 (1)		442	366
3.40%, 04/15/2030 (1)		11,723	10,813
5.25%, 03/26/2031 (1)		4,085	4,093
5.30%, 03/26/2034 (1)		26,715	26,639
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,306
1.65%, 01/15/2027		2,340	2,191
4.88%, 07/15/2026 (1)		8,658	8,623
5.65%, 01/15/2034 (1)		357	358
Boeing Co.
2.20%, 02/04/2026		50,426	48,904
3.63%, 02/01/2031		18,979	17,229
5.15%, 05/01/2030		22,725	22,406
5.71%, 05/01/2040		13,561	12,902
5.81%, 05/01/2050		46,875	43,602

The accompanying notes are an integral part of these financial statements.

179

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.95% – (continued)
5.93%, 05/01/2060	$1,373	$1,270
6.26%, 05/01/2027	14,330	14,671
6.39%, 05/01/2031	3,830	4,004
6.53%, 05/01/2034	7,960	8,339
6.86%, 05/01/2054	16,040	17,048
7.01%, 05/01/2064	5,815	6,170
Burlington Northern Santa Fe LLC
2.88%, 06/15/2052	1,429	889
3.05%, 02/15/2051	2,264	1,486
4.45%, 01/15/2053	2,040	1,709
5.50%, 03/15/2055	2,195	2,156
Caterpillar, Inc.
3.25%, 09/19/2049	2,193	1,522
Cemex SAB de CV
3.88%, 07/11/2031	18,210	15,872
3.88%, 07/11/2031 (1)	31,285	27,269
5.13% (5 Year CMT Index + 4.53%), 09/08/2173 (1)(2)	5,670	5,554
5.20%, 09/17/2030 (1)	8,900	8,518
5.45%, 11/19/2029 (1)	3,460	3,413
5.45%, 11/19/2029	4,010	3,956
CNH Industrial Capital LLC
4.50%, 10/08/2027	2,074	2,055
CSX Corp.
4.30%, 03/01/2048	2,913	2,398
5.50%, 04/15/2041	760	756
Embraer Netherlands Finance BV
7.00%, 07/28/2030 (1)	5,440	5,658
GATX Corp.
6.05%, 06/05/2054	376	385
Honeywell International, Inc.
2.80%, 06/01/2050	1,453	911
5.35%, 03/01/2064	941	882
IHS Holding Ltd.
6.25%, 11/29/2028 (1)	534	504
Ingersoll Rand, Inc.
5.70%, 08/14/2033	20,320	20,793
Jabil, Inc.
3.00%, 01/15/2031	2,470	2,176
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028	15,265	15,894
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,658	1,365
5.25%, 06/01/2031	2,177	2,178
5.35%, 06/01/2034	18,751	18,672
5.40%, 07/31/2033	10,480	10,461
Lockheed Martin Corp.
1.85%, 06/15/2030	410	351
3.60%, 03/01/2035	1,395	1,223
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	3,790	3,721
Nordson Corp.
5.60%, 09/15/2028	1,980	2,022
5.80%, 09/15/2033	2,660	2,738
Norfolk Southern Corp.
3.16%, 05/15/2055	2,386	1,507
3.40%, 11/01/2049	2,229	1,541
4.05%, 08/15/2052	1,886	1,447
4.55%, 06/01/2053	418	350

The accompanying notes are an integral part of these financial statements.

180

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 1.95% – (continued)
Northrop Grumman Corp.
4.03%, 10/15/2047		$2,798	$2,197
4.70%, 03/15/2033		1,073	1,040
4.90%, 06/01/2034		2,410	2,350
4.95%, 03/15/2053		2,584	2,309
5.20%, 06/01/2054		483	449
OT Merger Corp.
7.88%, 10/15/2029 (1)		4,250	1,838
Otis Worldwide Corp.
5.13%, 11/19/2031		4,360	4,362
Owens Corning
5.70%, 06/15/2034		30,495	30,980
Rolls-Royce Plc
3.63%, 10/14/2025 (1)		10,000	9,803
5.75%, 10/15/2027	GBP	1,225	1,556
5.75%, 10/15/2027 (1)		$13,800	14,012
RTX Corp.
2.38%, 03/15/2032		2,170	1,801
2.82%, 09/01/2051		1,149	696
4.35%, 04/15/2047		1,904	1,564
4.50%, 06/01/2042		541	467
5.15%, 02/27/2033		17,180	17,036
5.40%, 05/01/2035		2,645	2,647
6.10%, 03/15/2034		17,790	18,733
6.70%, 08/01/2028		1,393	1,470
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031 (1)		1,142	1,177
Sensata Technologies BV
5.88%, 09/01/2030 (1)		630	614
Sensata Technologies, Inc.
3.75%, 02/15/2031 (1)		4,275	3,737
SMBC Aviation Capital Finance DAC
5.30%, 04/03/2029 (1)		5,225	5,241
5.45%, 05/03/2028 (1)		9,005	9,062
TD SYNNEX Corp.
6.10%, 04/12/2034		11,215	11,509
Textron, Inc.
3.00%, 06/01/2030		23,695	21,304
3.65%, 03/15/2027		687	669
6.10%, 11/15/2033		15,175	15,816
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/2027 (1)		1,385	1,356
Trimble, Inc.
6.10%, 03/15/2033		16,585	17,222
Union Pacific Corp.
2.97%, 09/16/2062		603	347
3.55%, 05/20/2061		800	533
3.75%, 02/05/2070		562	375
3.84%, 03/20/2060		1,826	1,305
3.85%, 02/14/2072		1,667	1,157
Veralto Corp.
5.45%, 09/18/2033		25,055	25,139
Vulcan Materials Co.
5.35%, 12/01/2034		12,485	12,447
Waste Management, Inc.
4.95%, 03/15/2035		16,245	15,838
WRKCo, Inc.
3.75%, 03/15/2025		815	813

Total Industrials			721,984

The accompanying notes are an integral part of these financial statements.

181

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.75%
Amdocs Ltd.
2.54%, 06/15/2030	$7,803	$6,782
AppLovin Corp.
5.13%, 12/01/2029	7,790	7,771
5.38%, 12/01/2031	16,443	16,447
5.50%, 12/01/2034	22,770	22,600
5.95%, 12/01/2054	3,215	3,167
Atlassian Corp.
5.25%, 05/15/2029	12,080	12,170
5.50%, 05/15/2034	26,815	26,932
Broadcom, Inc.
2.45%, 02/15/2031 (1)	22,360	19,282
2.60%, 02/15/2033 (1)	4,420	3,654
3.14%, 11/15/2035 (1)	20,640	16,856
3.42%, 04/15/2033 (1)	7,916	6,929
3.47%, 04/15/2034 (1)	15,263	13,228
4.15%, 02/15/2028	9,600	9,439
4.15%, 11/15/2030	8,850	8,468
4.15%, 04/15/2032 (1)	3,865	3,624
4.30%, 11/15/2032	2,938	2,771
4.35%, 02/15/2030	9,300	9,049
4.55%, 02/15/2032	7,600	7,349
4.80%, 10/15/2034	20,802	20,074
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029	8,825	8,130
3.28%, 12/01/2028	8,015	7,456
3.57%, 12/01/2031	51,985	46,269
4.25%, 04/01/2028	4,540	4,399
5.55%, 08/22/2034	15,200	14,982
CGI, Inc.
2.30%, 09/14/2031	14,300	11,842
Constellation Software, Inc./Canada
5.16%, 02/16/2029 (1)	11,695	11,750
Dell International LLC / EMC Corp.
5.40%, 04/15/2034	2,839	2,832
Entegris, Inc.
4.75%, 04/15/2029 (1)	22,665	21,702
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026 (1)(6)	195	32
Fiserv, Inc.
5.63%, 08/21/2033	26,845	27,318
Gartner, Inc.
3.63%, 06/15/2029 (1)	8,219	7,635
4.50%, 07/01/2028 (1)	9,528	9,285
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.75%, 05/01/2029 (1)	1,050	1,073
Hewlett Packard Enterprise Co.
5.25%, 07/01/2028	1,770	1,788
6.35%, 10/15/2045	890	924
Intel Corp.
3.05%, 08/12/2051	1,549	884
3.10%, 02/15/2060	628	335
3.73%, 12/08/2047	508	335
5.05%, 08/05/2062	2,177	1,699
KLA Corp.
3.30%, 03/01/2050	1,435	991
5.00%, 03/15/2049	2,548	2,344

The accompanying notes are an integral part of these financial statements.

182

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.75% – (continued)
Lam Research Corp.
3.13%, 06/15/2060	$551	$337
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,359
4.38%, 05/15/2030	1,685	1,612
5.75%, 03/15/2033	30,755	31,176
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,189
2.95%, 04/15/2031	4,805	4,215
5.95%, 09/15/2033	1,325	1,376
Microchip Technology, Inc.
5.05%, 03/15/2029	19,555	19,515
5.05%, 02/15/2030	4,475	4,444
Micron Technology, Inc.
4.19%, 02/15/2027	2,000	1,972
4.66%, 02/15/2030	15,005	14,645
5.30%, 01/15/2031	2,280	2,278
5.33%, 02/06/2029	6,490	6,521
5.88%, 02/09/2033	10,870	11,133
5.88%, 09/15/2033	36,730	37,673
6.75%, 11/01/2029	3,435	3,657
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	1,280	1,091
2.65%, 02/15/2032	551	464
Open Text Corp.
6.90%, 12/01/2027 (1)	13,365	13,810
Oracle Corp.
2.80%, 04/01/2027	2,410	2,314
3.60%, 04/01/2050	19,987	14,003
3.95%, 03/25/2051	12,441	9,215
4.00%, 07/15/2046	3,046	2,344
4.00%, 11/15/2047	4,860	3,704
4.10%, 03/25/2061	1,417	1,017
4.38%, 05/15/2055	445	348
5.50%, 09/27/2064	1,805	1,651
5.55%, 02/06/2053	2,865	2,707
6.15%, 11/09/2029	8,005	8,396
6.50%, 04/15/2038	4,215	4,529
6.90%, 11/09/2052	2	2
Project Grange Corp.
6.50%, 03/20/2045 (17)(18)	4,427	4,427
SK Hynix, Inc.
6.38%, 01/17/2028 (1)	2,810	2,897
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,336
Texas Instruments, Inc.
4.10%, 08/16/2052	1,173	924
4.15%, 05/15/2048	421	342
5.15%, 02/08/2054	634	593
VMware LLC
2.20%, 08/15/2031	12,716	10,548
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,632
4.75%, 02/15/2026	8,800	8,715

Total Technology		648,708

The accompanying notes are an integral part of these financial statements.

183

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.00%
Abu Dhabi National Energy Co. PJSC
4.75%, 03/09/2037 (1)		$12,000	$11,232
AEP Texas, Inc.
3.45%, 05/15/2051		884	586
3.80%, 10/01/2047		1,757	1,263
3.95%, 06/01/2028		371	358
4.15%, 05/01/2049		840	634
4.70%, 05/15/2032		1,864	1,783
AEP Transmission Co. LLC
2.75%, 08/15/2051		644	387
3.15%, 09/15/2049		1,600	1,054
3.75%, 12/01/2047		2,782	2,062
4.25%, 09/15/2048		809	646
4.50%, 06/15/2052		549	454
AES Andes SA
8.15% (5 Year CMT Index + 3.84%), 06/10/2055 (1)(2)		450	455
AES Corp.
2.45%, 01/15/2031		4,485	3,737
3.95%, 07/15/2030 (1)		2,040	1,880
Alabama Power Co.
3.75%, 03/01/2045		1,936	1,482
4.30%, 07/15/2048		2,406	1,974
6.13%, 05/15/2038		516	546
Alliant Energy Finance LLC
1.40%, 03/15/2026 (1)		925	883
Alpha Generation LLC
6.75%, 10/15/2032 (1)		1,945	1,924
American Transmission Systems, Inc.
2.65%, 01/15/2032 (1)		7,200	6,103
Amprion GmbH
0.63%, 09/23/2033	EUR	6,300	5,147
Arizona Public Service Co.
3.35%, 05/15/2050		$3,522	2,379
Baltimore Gas & Electric Co.
2.90%, 06/15/2050		1,642	1,025
3.75%, 08/15/2047		897	668
4.55%, 06/01/2052		2,130	1,768
5.40%, 06/01/2053		4,225	4,021
Black Hills Corp.
4.35%, 05/01/2033		6,250	5,758
Brooklyn Union Gas Co.
6.42%, 07/18/2054 (1)		9,510	9,857
CenterPoint Energy Houston Electric LLC
5.15%, 03/01/2034		6,240	6,164
CenterPoint Energy Resources Corp.
4.40%, 07/01/2032		374	354
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)		4,900	4,760
Consumers Energy Co.
3.95%, 07/15/2047		1,001	783
Diamond II Ltd.
7.95%, 07/28/2026 (17)		1,000	1,012
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053		547	589
Dominion Energy, Inc.
6.63% (5 Year CMT Index + 2.21%), 05/15/2055 (2)		2,045	2,079
7.00% (5 Year CMT Index + 2.51%), 06/01/2054 (2)		1,664	1,757

The accompanying notes are an integral part of these financial statements.

184

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.00% – (continued)
Duke Energy Carolinas LLC
2.55%, 04/15/2031		$2,785	$2,413
3.20%, 08/15/2049		1,493	995
3.45%, 04/15/2051		4,423	3,052
3.70%, 12/01/2047		4,035	2,987
3.88%, 03/15/2046		2,750	2,132
3.95%, 03/15/2048		1,542	1,181
4.25%, 12/15/2041		1,650	1,398
Duke Energy Corp.
3.95%, 08/15/2047		1,671	1,243
5.00%, 08/15/2052		1,023	893
5.45%, 06/15/2034		14,520	14,497
Duke Energy Florida LLC
1.75%, 06/15/2030		4,115	3,491
3.00%, 12/15/2051		2,639	1,644
5.88%, 11/15/2033		2,340	2,435
6.20%, 11/15/2053		565	595
Duke Energy Ohio, Inc.
5.55%, 03/15/2054		361	349
Duke Energy Progress LLC
2.50%, 08/15/2050		2,814	1,628
3.70%, 10/15/2046		910	674
4.00%, 04/01/2052		1,127	861
4.10%, 03/15/2043		900	735
4.20%, 08/15/2045		1,000	810
5.35%, 03/15/2053		2,869	2,717
E.ON SE
3.50%, 10/26/2037	EUR	2,200	2,248
East Ohio Gas Co.
2.00%, 06/15/2030 (1)		$12,595	10,805
Edison International
4.13%, 03/15/2028		3,077	2,984
5.25%, 11/15/2028		551	552
5.75%, 06/15/2027		6,017	6,117
6.95%, 11/15/2029		3,862	4,124
Eesti Energia AS
7.88% (CMS 5 Year Rate EUR + 5.17%), 10/15/2173 (2)(17)	EUR	560	615
Elia Group SA/NV
3.88%, 06/11/2031		2,400	2,513
Elia Transmission Belgium SA
3.75%, 01/16/2036		2,400	2,526
Enel Finance International NV
2.50%, 07/12/2031 (1)		$496	415
Entergy Louisiana LLC
5.70%, 03/15/2054		3,430	3,389
Eurogrid GmbH
0.74%, 04/21/2033	EUR	4,700	3,954
Evergy Metro, Inc.
4.95%, 04/15/2033		$5,000	4,876
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (1)		8,445	8,537
Eversource Energy
4.60%, 07/01/2027		9,315	9,251
5.95%, 02/01/2029		9,000	9,272
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041 (1)		410	401

The accompanying notes are an integral part of these financial statements.

185

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.00% – (continued)
FirstEnergy Corp.
3.40%, 03/01/2050		$5,430	$3,687
3.90%, 07/15/2027		13,366	13,016
4.85%, 07/15/2047		5,039	4,298
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/2029 (1)		5,000	4,870
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)		16,876	15,626
4.55%, 04/01/2049 (1)		7,790	6,522
5.00%, 01/15/2035 (1)		6,393	6,177
Florida Power & Light Co.
2.88%, 12/04/2051		1,375	859
3.15%, 10/01/2049		732	493
3.95%, 03/01/2048		1,066	837
3.99%, 03/01/2049		3,473	2,714
Generacion Mediterranea SA / Central Termica Roca SA
9.88%, 12/01/2027 (1)		90	86
Georgia Power Co.
3.25%, 03/15/2051		652	439
4.70%, 05/15/2032		487	474
4.95%, 05/17/2033		6,735	6,596
5.13%, 05/15/2052		2,606	2,418
IPALCO Enterprises, Inc.
4.25%, 05/01/2030		1,245	1,172
ITC Holdings Corp.
3.25%, 06/30/2026		2,000	1,955
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (1)		2,000	1,699
4.30%, 01/15/2026 (1)		2,000	1,990
5.10%, 01/15/2035 (1)		1,155	1,127
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/2054		2,426	2,339
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)		4,500	4,339
5.99%, 03/06/2033 (1)		6,005	6,090
MidAmerican Energy Co.
3.15%, 04/15/2050		980	658
3.65%, 08/01/2048		477	353
5.30%, 02/01/2055		943	891
5.85%, 09/15/2054		1,861	1,891
Mong Duong Finance Holdings BV
5.13%, 05/07/2029 (17)		991	952
MVM Energetika Zrt
6.50%, 03/13/2031		1,200	1,209
National Gas Transmission Plc
4.25%, 04/05/2030	EUR	7,110	7,651
National Grid Electricity Transmission Plc
0.82%, 07/07/2032		2,340	2,031
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105	3,549
NiSource, Inc.
5.25%, 03/30/2028		528	533
5.40%, 06/30/2033		2,008	2,010
Northern States Power Co.
3.60%, 05/15/2046		473	353
3.60%, 09/15/2047		1,800	1,330
4.00%, 08/15/2045		1,000	795
5.10%, 05/15/2053		442	409
5.35%, 11/01/2039		509	500

The accompanying notes are an integral part of these financial statements.

186

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.00% – (continued)
NPC Ukrenergo
6.88%, 11/09/2028	$400	$275
NRG Energy, Inc.
4.45%, 06/15/2029 (1)	7,691	7,346
6.25%, 11/01/2034 (1)	1,260	1,236
7.00%, 03/15/2033 (1)	7,062	7,623
Ohio Power Co.
1.63%, 01/15/2031	3,071	2,499
2.90%, 10/01/2051	1,552	933
4.00%, 06/01/2049	838	628
4.15%, 04/01/2048	864	663
Pacific Gas & Electric Co.
2.10%, 08/01/2027	17,003	15,862
2.50%, 02/01/2031	15,565	13,309
2.95%, 03/01/2026	4,765	4,659
3.00%, 06/15/2028	8,769	8,217
3.15%, 01/01/2026	6,569	6,455
3.25%, 06/01/2031	11,300	10,019
3.30%, 03/15/2027	2,052	1,981
3.30%, 12/01/2027	3,700	3,535
3.45%, 07/01/2025	7,760	7,699
3.50%, 06/15/2025	10,754	10,678
3.50%, 08/01/2050	4,994	3,421
3.75%, 07/01/2028	18,444	17,651
3.75%, 08/15/2042	1,320	990
3.95%, 12/01/2047	3,763	2,810
4.00%, 12/01/2046	13,182	9,933
4.20%, 03/01/2029	4,334	4,189
4.30%, 03/15/2045	3,980	3,176
4.40%, 03/01/2032	11,850	11,134
4.55%, 07/01/2030	40,402	39,102
4.65%, 08/01/2028	100	98
4.75%, 02/15/2044	4,134	3,528
4.95%, 07/01/2050	3,328	2,888
5.25%, 03/01/2052	3,478	3,115
5.45%, 06/15/2027	3,084	3,119
5.80%, 05/15/2034	3,295	3,369
5.90%, 06/15/2032	7,090	7,278
5.90%, 10/01/2054	928	915
6.75%, 01/15/2053	386	421
PECO Energy Co.
2.85%, 09/15/2051	2,105	1,304
3.00%, 09/15/2049	822	536
3.05%, 03/15/2051	1,044	675
3.90%, 03/01/2048	442	343
PG&E Corp.
5.25%, 07/01/2030	6,270	6,137
7.38% (5 Year CMT Index + 3.88%), 03/15/2055 (2)	3,625	3,720
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	12,414	10,598
5.10%, 02/15/2035	20,391	19,766
Pinnacle West Capital Corp.
5.25% (SOFR + 0.82%), 06/10/2026 (2)	19,700	19,781
Promigas SA ESP
3.75%, 10/16/2029 (1)	305	277
Public Service Co. of Colorado
5.25%, 04/01/2053	8,000	7,431

The accompanying notes are an integral part of these financial statements.

187

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.00% – (continued)
Public Service Co. of New Mexico
3.85%, 08/01/2025		$7,000	$6,947
Public Service Co. of Oklahoma
5.20%, 01/15/2035		1,945	1,883
Public Service Electric & Gas Co.
3.15%, 01/01/2050		1,066	717
3.60%, 12/01/2047		579	427
RTE Reseau de Transport d’Electricite SADIR
3.50%, 04/30/2033	EUR	4,900	5,110
San Diego Gas & Electric Co.
3.32%, 04/15/2050		$495	334
3.70%, 03/15/2052		856	618
5.55%, 04/15/2054		268	260
Southern California Edison Co.
2.25%, 06/01/2030		3,745	3,254
2.50%, 06/01/2031		2,124	1,818
2.85%, 08/01/2029		480	438
4.70%, 06/01/2027		5,900	5,902
5.20%, 06/01/2034		1,852	1,832
5.35%, 07/15/2035		1,133	1,129
5.45%, 06/01/2031		1,025	1,042
5.55%, 01/15/2037		343	341
5.63%, 02/01/2036		781	781
6.00%, 01/15/2034		1,624	1,700
Southern Co.
4.85%, 03/15/2035		7,514	7,169
5.20%, 06/15/2033		358	354
5.70%, 03/15/2034		16,145	16,478
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,569
4.95%, 09/15/2034		4,300	4,161
5.75%, 09/15/2033		3,460	3,546
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,703
5.30%, 04/01/2033		5,400	5,340
Suez SACA
2.88%, 05/24/2034	EUR	5,300	5,167
System Energy Resources, Inc.
5.30%, 12/15/2034		$590	578
Thames Water Utilities Finance Plc
2.38%, 04/22/2040	GBP	900	821
3.50%, 02/25/2028		400	382
4.00%, 04/18/2027	EUR	1,600	1,265
4.38%, 01/18/2031		200	158
4.38%, 07/03/2034	GBP	300	289
6.50%, 02/09/2032		100	101
7.13%, 04/30/2031		400	408
Virginia Electric & Power Co.
2.45%, 12/15/2050		$784	441
3.30%, 12/01/2049		517	350
5.45%, 04/01/2053		671	638
5.55%, 08/15/2054		860	831
Vistra Operations Co. LLC
5.05%, 12/30/2026 (1)		2,955	2,958
5.70%, 12/30/2034 (1)		5,235	5,180
6.00%, 04/15/2034 (1)		7,205	7,301
6.95%, 10/15/2033 (1)		12,079	12,997

The accompanying notes are an integral part of these financial statements.

188

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.00% – (continued)
Wisconsin Power & Light Co.
5.38%, 03/30/2034		$4,610	$4,590

Total Utilities			740,441

Total Corporate Bonds (Cost: $9,841,006)			9,503,714

Convertible Securities – 0.12%
Communications – 0.03%
EchoStar Corp.
3.88%, 11/30/2030 (6)		11,131	11,680

Total Communications			11,680

Consumer, Non-cyclical – 0.07%
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/2027		15,315	14,213
Worldline SA/France
0.00%, 07/30/2025	EUR	1,099	1,105
0.00%, 07/30/2026		6,847	6,809

Total Consumer, Non-cyclical			22,127

Utilities – 0.02%
PPL Capital Funding, Inc.
2.88%, 03/15/2028		$8,775	9,152

Total Utilities			9,152

Total Convertible Securities (Cost: $44,131)			42,959

Government Related – 27.19%
Other Government Related – 3.67%
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,349
Angolan Government International Bond
8.75%, 04/14/2032 (17)		603	533
9.38%, 05/08/2048 (17)		205	168
Argentine Republic Government International Bond
0.75%, 07/09/2030 (3)		18,992	14,637
1.00%, 07/09/2029		1,224	994
3.50%, 07/09/2041 (3)		18,931	11,816
4.13%, 07/09/2035 (3)		4,657	3,089
4.13%, 07/09/2046 (3)		115	76
5.00%, 01/09/2038 (3)		386	270
Bay Area Toll Authority
7.04%, 04/01/2050		3,240	3,714
Benin Government International Bond
4.95%, 01/22/2035 (17)	EUR	196	171
Brazil Letras do Tesouro Nacional
0.00%, 01/01/2025	BRL	9,730	1,575
0.00%, 07/01/2025		271,800	41,236
0.00%, 10/01/2025		588,067	85,690
0.00%, 01/01/2026		3,900	546
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		48,200	6,559
10.00%, 01/01/2035		75,638	9,191
Brazilian Government International Bond
6.00%, 10/20/2033		$600	560
6.13%, 01/22/2032		1,000	956
6.13%, 03/15/2034		17,087	15,935

The accompanying notes are an integral part of these financial statements.

189

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.67% – (continued)
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 (17)	EUR	12,049	$12,225
California State University
2.37%, 11/01/2035		$3,130	2,408
Canadian Government Bond
4.00%, 08/01/2026	CAD	27,230	19,247
Chile Government International Bond
3.10%, 05/07/2041		$21,415	15,280
3.50%, 01/31/2034		15,920	13,694
4.34%, 03/07/2042		8,855	7,415
City of New York NY
2.05%, 03/01/2032		2,480	2,054
3.55%, 12/01/2028		3,645	3,505
City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,316
Colombia Government International Bond
4.13%, 05/15/2051		345	197
4.50%, 01/28/2026		200	197
7.50%, 02/02/2034		12,130	11,930
7.75%, 11/07/2036		14,205	13,891
8.00%, 11/14/2035		925	930
8.38%, 11/07/2054		9,235	8,945
Colombian TES
5.75%, 11/03/2027	COP	4,570,700	929
6.00%, 04/28/2028		6,700,300	1,337
7.00%, 03/26/2031		2,901,400	538
7.75%, 09/18/2030		9,899,400	1,950
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025 (17)		$200	200
Costa Rica Government International Bond
6.55%, 04/03/2034 (17)		2,600	2,640
7.16%, 03/12/2045		1,315	1,352
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	761
2.71%, 10/01/2033		1,290	1,074
Czech Republic Government Bond
2.75%, 07/23/2029	CZK	38,570	1,513
4.20%, 12/04/2036		22,400	910
5.00%, 09/30/2030		14,990	652
Development Bank of Kazakhstan JSC
13.49%, 05/23/2028 (1)	KZT	179,000	347
Dominican Republic International Bond
4.50%, 01/30/2030 (1)		$152	139
4.88%, 09/23/2032 (1)		157	140
5.95%, 01/25/2027 (17)		103	102
10.75%, 06/01/2036 (1)	DOP	34,650	601
Ecuador Government International Bond
5.00%, 07/31/2040 (3)(17)		$528	270
5.50%, 07/31/2035 (3)(17)		381	216
Egypt Government Bond
24.46%, 10/01/2027	EGP	8,927	171
Egypt Government International Bond
4.75%, 04/16/2026 (17)	EUR	1,238	1,257
5.80%, 09/30/2027 (17)		$354	331
7.50%, 02/16/2061 (17)		233	160
7.50%, 02/16/2061 (1)		631	432
El Salvador Government International Bond
9.25%, 04/17/2030 (17)		344	364

The accompanying notes are an integral part of these financial statements.

190

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.67% – (continued)
European Union
2.50%, 10/04/2052 (17)	EUR	4,710	$4,133
3.00%, 03/04/2053 (17)		50,042	48,406
Gabon Government International Bond
7.00%, 11/24/2031 (17)		$736	546
Ghana Government International Bond
5.00%, 07/03/2035 (1)(3)		390	274
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		425	395
3.49%, 06/01/2036		1,600	1,318
3.85%, 06/01/2050		1,805	1,635
4.21%, 06/01/2050		7,900	5,852
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,613
4.88%, 02/13/2028 (17)		262	252
5.25%, 08/10/2029 (1)		31	30
5.25%, 08/10/2029		1,300	1,247
6.60%, 06/13/2036		1,200	1,186
7.05%, 10/04/2032 (1)		200	207
Hazine Mustesarligi Varlik Kiralama AS
6.50%, 04/26/2030 (1)		14,505	14,342
Hungary Government International Bond
2.13%, 09/22/2031 (1)		3,500	2,774
4.00%, 07/25/2029 (17)	EUR	1,950	2,049
5.25%, 06/16/2029 (1)		$200	197
Indonesia Government International Bond
2.85%, 02/14/2030		2,093	1,874
3.05%, 03/12/2051		4,490	2,911
Indonesia Treasury Bond
6.75%, 07/15/2035	IDR	184,360,000	11,228
6.88%, 04/15/2029		532,386,000	32,890
Israel Government International Bond
5.75%, 03/12/2054		$53,487	48,912
Ivory Coast Government International Bond
5.25%, 03/22/2030 (17)	EUR	486	475
6.38%, 03/03/2028 (17)		$200	198
6.63%, 03/22/2048 (17)	EUR	304	254
7.63%, 01/30/2033 (17)		$269	263
Japan Government Thirty Year Bond
1.80%, 03/20/2054	JPY	2,921,350	16,834
Kingdom of Belgium Government Bond
3.30%, 06/22/2054 (1)(17)	EUR	14,441	14,289
Korea National Oil Corp.
4.13%, 09/30/2027 (1)		$5,700	5,621
4.25%, 09/30/2029 (1)		6,900	6,663
5.30% (SOFR + 0.90%), 09/30/2027 (1)(2)		5,000	5,021
Lebanon Government International Bond
6.65%, 11/03/2028 (7)(8)(17)		152	19
Los Angeles Community College District
6.60%, 08/01/2042		955	1,032
Metropolitan Transportation Authority
6.67%, 11/15/2039		980	1,045
6.81%, 11/15/2040		310	333
Mexican Bonos
7.50%, 05/26/2033	MXN	29,200	1,183
7.75%, 11/23/2034		507,900	20,326
8.00%, 11/07/2047		10,710	395
8.50%, 03/01/2029		141,500	6,419
8.50%, 05/31/2029		343,413	15,579

The accompanying notes are an integral part of these financial statements.

191

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.67% – (continued)
Mexican Udibonos
2.75%, 11/27/2031 (9)	MXN	683,972	$27,572
3.00%, 12/03/2026 (9)		113,191	5,121
4.00%, 11/30/2028 (9)		221,471	10,045
4.00%, 08/24/2034 (9)		1,115,761	48,215
Mexico Government International Bond
2.66%, 05/24/2031		$17,422	14,135
3.50%, 02/12/2034		6,759	5,377
4.50%, 01/31/2050		7,786	5,451
4.75%, 04/27/2032		2,000	1,812
4.88%, 05/19/2033		3,379	3,024
6.34%, 05/04/2053		339	302
6.35%, 02/09/2035		12,186	11,903
Montenegro Government International Bond
2.88%, 12/16/2027 (17)	EUR	106	104
Morocco Government International Bond
6.50%, 09/08/2033 (1)		$208	214
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		958	1,022
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	2,003
7.41%, 01/01/2040		1,901	2,178
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,190
6.01%, 06/15/2042		755	765
New York City Transitional Finance Authority Future Tax Secured Revenue
2.69%, 05/01/2033		1,275	1,070
2.80%, 02/01/2026		1,850	1,819
3.95%, 08/01/2032		1,900	1,776
5.27%, 05/01/2027		5,820	5,874
5.51%, 08/01/2037		670	661
New York State Dormitory Authority
5.29%, 03/15/2033		830	822
Nigeria Government International Bond
7.14%, 02/23/2030 (17)		833	753
7.88%, 02/16/2032 (17)		597	536
9.63%, 06/09/2031 (1)		275	274
10.38%, 12/09/2034 (1)		9,563	9,764
North Macedonia Government International Bond
6.96%, 03/13/2027 (17)	EUR	100	108
Oman Government International Bond
5.63%, 01/17/2028		$3,300	3,295
6.75%, 01/17/2048 (17)		200	202
Oriental Republic of Uruguay
5.25%, 09/10/2060		71	65
Panama Government International Bond
2.25%, 09/29/2032		2,570	1,794
3.16%, 01/23/2030		969	809
3.88%, 03/17/2028		4,288	3,952
4.50%, 04/01/2056		5,792	3,405
6.40%, 02/14/2035		878	796
Paraguay Government International Bond
3.85%, 06/28/2033		2,000	1,728
4.95%, 04/28/2031		1,915	1,832
5.60%, 03/13/2048 (17)		200	174
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,682
6.15%, 08/12/2032		5,276	1,392

The accompanying notes are an integral part of these financial statements.

192

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.67% – (continued)
6.95%, 08/12/2031	PEN	5,192	$1,454
7.30%, 08/12/2033 (1)		51,600	14,449
Peruvian Government International Bond
3.55%, 03/10/2051		$5,249	3,505
5.40%, 08/12/2034	PEN	131,780	31,951
6.15%, 08/12/2032 (1)		93,152	24,571
6.90%, 08/12/2037 (1)		340	90
6.95%, 08/12/2031 (1)		4,375	1,225
6.95%, 08/12/2031		80,493	22,544
Philippine Government International Bond
2.65%, 12/10/2045		$10,475	6,642
2.95%, 05/05/2045		13,435	8,992
3.00%, 02/01/2028		5,362	5,044
3.20%, 07/06/2046		5,315	3,688
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	765
4.96%, 08/01/2046		1,010	949
5.65%, 11/01/2040		825	844
Port of Beaumont Navigation District
10.00%, 07/01/2026 (1)		3,555	3,632
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (7)(8)		100	46
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	7,190
Republic of Cameroon International Bond
9.50%, 07/31/2031 (17)		365	345
Republic of Kenya Government International Bond
7.00%, 05/22/2027 (17)		200	197
Republic of Poland Government Bond
2.00%, 08/25/2036 (9)	PLN	3,548	759
2.75%, 10/25/2029		6,633	1,425
4.75%, 07/25/2029		6,435	1,508
5.75%, 04/25/2029		12,972	3,169
Republic of Poland Government International Bond
4.63%, 03/18/2029		$2,000	1,977
5.50%, 03/18/2054		4,245	3,906
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	207,495	9,767
8.00%, 01/31/2030		209,481	10,633
8.50%, 01/31/2037		486,000	21,854
8.75%, 01/31/2044		10,812	465
8.75%, 02/28/2048		32,538	1,386
8.88%, 02/28/2035		965,825	46,583
9.00%, 01/31/2040		741,640	33,456
10.50%, 12/21/2026		536,400	29,604
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$958	892
5.00%, 10/12/2046		208	144
5.88%, 06/22/2030		2,404	2,303
5.88%, 04/20/2032		1,740	1,633
7.10%, 11/19/2036 (1)		7,310	7,125
7.95%, 11/19/2054 (1)		4,215	4,043
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005	2,503
3.90%, 10/19/2031		4,869	4,004
5.38%, 05/29/2027 (1)	EUR	11,454	11,923
5.38%, 02/20/2029		$285	268
6.90%, 02/28/2032 (1)		14,475	14,116

The accompanying notes are an integral part of these financial statements.

193

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 3.67% – (continued)
Romanian Government International Bond
3.00%, 02/14/2031		$3,400	$2,748
5.13%, 09/24/2031 (1)	EUR	12,100	12,246
5.38%, 03/22/2031 (1)		9,290	9,620
5.63%, 02/22/2036 (1)		6,830	6,789
5.63%, 05/30/2037 (1)		10,300	10,225
5.75%, 03/24/2035 (1)		$18,726	16,709
Russian Foreign Bond – Eurobond
5.10%, 03/28/2035		200	65
5.25%, 06/23/2047 (1)		200	60
5.25%, 06/23/2047		4,000	1,200
5.63%, 04/04/2042		1,200	834
5.88%, 09/16/2043		2,600	1,810
Saudi Government International Bond
3.45%, 02/02/2061 (17)		267	162
5.00%, 01/18/2053 (1)		200	169
Senegal Government International Bond
6.25%, 05/23/2033 (17)		419	335
6.75%, 03/13/2048 (17)		249	169
State of California
4.60%, 04/01/2038		1,395	1,298
7.55%, 04/01/2039		2,705	3,197
State of Illinois
5.10%, 06/01/2033		7,675	7,567
6.73%, 04/01/2035		59	62
7.35%, 07/01/2035		43	46
State of Israel
3.80%, 05/13/2060		16,900	10,930
State of Texas
5.52%, 04/01/2039		4,175	4,174
Turkiye Government Bond
26.20%, 10/05/2033	TRY	56,977	1,544
27.70%, 09/27/2034		25,393	720
30.00%, 09/12/2029		26,700	739
31.08%, 11/08/2028		7,683	215
37.00%, 02/18/2026		20,030	558
49.43% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 09/06/2028 (2)		51,400	1,436
50.34% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/20/2026 (2)		4,700	134
50.34% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 08/19/2026 (2)		3,500	100
50.49% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/17/2028 (2)		798,500	22,259
Turkiye Government International Bond
5.75%, 05/11/2047		$2,800	2,082
6.13%, 10/24/2028		2,700	2,687
6.50%, 01/03/2035		43,205	40,390
7.13%, 07/17/2032		25,860	25,634
7.63%, 04/26/2029		8,600	8,912
Ukraine Government International Bond
0.00%, 02/01/2030 (1)(3)		16	9
0.00%, 02/01/2034 (1)(3)		62	25
0.00%, 02/01/2035 (1)(3)		52	31
0.00%, 02/01/2036 (1)(3)		43	25
0.00%, 08/01/2041 (5)(17)		1,198	925
1.75%, 02/01/2029 (1)(3)		455	316
1.75%, 02/01/2034 (1)(3)		151	85
1.75%, 02/01/2034 (3)(17)		396	224
1.75%, 02/01/2035 (1)(3)		91	50
1.75%, 02/01/2036 (1)(3)		60	33
1.75%, 02/01/2036 (3)(17)		410	222

The accompanying notes are an integral part of these financial statements.

194

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 3.67% – (continued)
University of California
4.86%, 05/15/2112	$1,543	$1,282
Uruguay Government International Bond
4.38%, 10/27/2027	1,783	1,764
5.10%, 06/18/2050	4,378	4,014
Venezuela Government International Bond
6.00%, 12/09/2049 (7)(8)	30	3
7.00%, 03/31/2038 (7)(8)	187	24
7.65%, 04/21/2025 (7)(8)	534	73
7.75%, 10/13/2099 (7)(8)	100	12
8.25%, 10/13/2025 (7)(8)	7,294	1,003
9.00%, 05/07/2049 (7)(8)	110	15
9.00%, 05/07/2049 (7)(8)	7,405	1,037
9.25%, 09/15/2027 (7)(8)	1,049	165
9.25%, 05/07/2028 (7)(8)	420	61
11.75%, 10/21/2026 (7)(8)	120	19
11.95%, 08/05/2031 (7)(8)(17)	4,898	796
Zambia Government International Bond
0.50%, 12/31/2053 (17)	500	286

Total Other Government Related		1,360,814

U.S. Treasury Obligations – 23.52%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2025 (9)(10)	30,583	30,393
0.13%, 07/15/2030 (9)(10)	11,967	10,786
0.13%, 01/15/2031 (9)(10)	1,940	1,722
0.13%, 07/15/2031 (9)(10)	2,591	2,281
0.25%, 07/15/2029 (9)(10)	44,336	41,061
0.25%, 02/15/2050 (9)	4,199	2,447
0.38%, 07/15/2025 (9)(10)	19,700	19,581
0.63%, 07/15/2032 (9)(10)	85,394	76,313
0.63%, 02/15/2043 (9)	412	302
0.75%, 02/15/2042 (9)	698	535
0.75%, 02/15/2045 (9)	4,692	3,398
0.88%, 02/15/2047 (9)	4,708	3,403
1.00%, 02/15/2046 (9)	2,664	2,006
1.00%, 02/15/2048 (9)	4,224	3,108
1.00%, 02/15/2049 (9)	7,037	5,125
1.38%, 07/15/2033 (9)(10)	103,209	96,545
1.38%, 02/15/2044 (9)	677	563
1.50%, 02/15/2053 (9)	23,469	18,789
1.75%, 01/15/2034 (9)(10)	120,559	115,578
1.88%, 07/15/2034 (9)(11)	386,803	374,810
2.13%, 02/15/2040 (9)	292	282
2.13%, 02/15/2041 (9)	432	418
U.S. Treasury Note/Bond
0.38%, 09/30/2027	5,585	5,026
0.50%, 04/30/2027	19,302	17,705
0.50%, 05/31/2027	19,302	17,649
0.50%, 08/31/2027	15,269	13,834
0.63%, 07/31/2026	45,833	43,314
0.63%, 03/31/2027	2,955	2,728
1.13%, 08/31/2028	28,794	25,682
1.13%, 05/15/2040	15,127	9,098
1.13%, 08/15/2040	15,127	9,020
1.25%, 03/31/2028	21,596	19,613
1.25%, 05/31/2028	35,109	31,708
1.25%, 09/30/2028	29,071	25,981

The accompanying notes are an integral part of these financial statements.

195

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 23.52% – (continued)
1.25%, 08/15/2031	$28,235	$23,042
1.38%, 11/15/2040	15,127	9,363
1.50%, 02/15/2025	9,919	9,884
1.50%, 08/15/2026	20,862	19,971
1.50%, 01/31/2027	67,675	64,001
1.50%, 02/15/2030	5,893	5,117
1.63%, 11/30/2026	9,966	9,490
1.63%, 05/15/2031	17,067	14,398
1.63%, 11/15/2050	2,946	1,536
1.75%, 08/15/2041	15,127	9,795
1.88%, 02/28/2027	42,297	40,237
1.88%, 02/15/2041	5,465	3,661
1.88%, 11/15/2051	116,411	64,205
2.00%, 11/15/2041	320,895	215,455
2.00%, 08/15/2051	14,309	8,176
2.25%, 08/15/2046	442,200	285,467
2.25%, 08/15/2049	117,087	72,493
2.25%, 02/15/2052	14,713	8,920
2.38%, 03/31/2029	21,596	19,930
2.38%, 02/15/2042	11,588	8,249
2.38%, 11/15/2049	47,650	30,278
2.38%, 05/15/2051	5,195	3,267
2.50%, 02/15/2045	70,156	48,676
2.75%, 02/15/2028	20,862	19,920
2.75%, 08/15/2032	20,492	18,173
2.75%, 11/15/2047	14,559	10,216
2.88%, 06/15/2025	22,717	22,580
2.88%, 04/30/2029	43,191	40,654
2.88%, 05/15/2032	5,170	4,644
2.88%, 05/15/2043	11,082	8,394
2.88%, 05/15/2049 (10)	36,105	25,594
3.00%, 05/15/2045	30,000	22,667
3.00%, 05/15/2047	5,767	4,262
3.00%, 02/15/2048	30,109	22,086
3.00%, 08/15/2048 (10)	35,380	25,840
3.00%, 02/15/2049	106,763	77,674
3.00%, 08/15/2052	19,311	13,855
3.13%, 02/15/2043	10,873	8,589
3.13%, 08/15/2044	10,495	8,150
3.13%, 05/15/2048 (10)	12,780	9,573
3.25%, 06/30/2029	18,520	17,672
3.25%, 05/15/2042	195,125	158,713
3.50%, 09/30/2026	300,201	296,419
3.63%, 03/31/2028	26,109	25,572
3.63%, 08/15/2043	27,106	22,961
3.63%, 02/15/2044	28,590	24,123
3.63%, 02/15/2053	8,853	7,193
3.63%, 05/15/2053	5,939	4,828
3.75%, 08/31/2026	119,308	118,364
3.75%, 12/31/2028	41,618	40,684
3.75%, 05/31/2030	9,919	9,600
3.75%, 11/15/2043	10,276	8,848
3.88%, 11/30/2027	34,897	34,503
3.88%, 12/31/2027	20,862	20,623
3.88%, 11/30/2029	51,384	50,230
3.88%, 12/31/2029	22,167	21,656
3.88%, 02/15/2043	44,356	39,136
4.00%, 12/15/2025	25,260	25,217

The accompanying notes are an integral part of these financial statements.

196

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 23.52% – (continued)
4.00%, 01/15/2027	$24,971	$24,848
4.00%, 12/15/2027	125,719	124,752
4.00%, 02/29/2028	20,862	20,672
4.00%, 06/30/2028	25,499	25,235
4.00%, 01/31/2029	33,294	32,838
4.00%, 02/28/2030	12,801	12,564
4.00%, 02/15/2034	21,698	20,773
4.00%, 11/15/2042	73,150	65,819
4.13%, 10/31/2027	24,969	24,870
4.13%, 11/30/2029	282,994	279,779
4.13%, 08/15/2044	130,467	118,069
4.13%, 08/15/2053	66,149	58,915
4.25%, 11/30/2026	209,274	209,232
4.25%, 12/31/2026	821,666	821,733
4.25%, 03/15/2027	24,971	24,964
4.25%, 11/15/2034	464,371	452,268
4.25%, 11/15/2040	3,050	2,867
4.25%, 08/15/2054	24,314	22,204
4.38%, 07/31/2026	89,665	89,813
4.38%, 11/30/2028	33,294	33,307
4.38%, 12/31/2029	1,514,587	1,513,827
4.38%, 05/15/2040	5,626	5,381
4.38%, 05/15/2041	1,018	969
4.50%, 11/15/2025	18,520	18,554
4.50%, 03/31/2026	49,937	50,073
4.50%, 08/15/2039	1,271	1,237
4.50%, 11/15/2054 (11)	704,032	671,244
4.63%, 03/15/2026	35,816	35,971
4.63%, 06/30/2026 (10)	34,500	34,685
4.63%, 11/15/2044	444,662	431,149
4.75%, 02/15/2041	2,845	2,831
4.75%, 11/15/2043	29,279	28,909
4.75%, 11/15/2053	33,355	32,998
4.88%, 04/30/2026	28,794	29,018
4.88%, 10/31/2030	14,038	14,348
5.00%, 08/31/2025	53,873	54,133
5.00%, 09/30/2025	51,014	51,280

Total U.S. Treasury Obligations		8,717,757

Total Government Related (Cost: $10,568,249)		10,078,571

Mortgage-Backed Obligations – 48.67%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2 (1)	4,300	4,243
4.09%, 08/10/2035, Series 2015-1211, Class B (1)(5)	4,700	4,631
4.14%, 08/10/2035, Series 2015-1211, Class C (1)(5)	6,290	6,180
2023-MIC Trust/THE
8.44%, 12/05/2038, Series 2023-MIC, Class A (1)(5)	571	612
280 Park Avenue 2017-280P Mortgage Trust
5.66% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A (1)(2)	1,316	1,306
6.90% (1 Month Term SOFR + 2.42%, 2.37% Floor), 09/15/2034, Series 2017-280P, Class E (1)(2)	1,330	1,253
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1 (1)(3)	6,676	6,772
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069, Series 2024-NQM5, Class A1 (1)	892	893
6.52%, 11/25/2069, Series 2024-NQM5, Class M1 (1)(5)	786	779

The accompanying notes are an integral part of these financial statements.

197

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
ACRA Trust 2024-NQM1
5.61%, 10/25/2064, Series 2024-NQM1, Class A1 (1)(3)	$5,638	$5,628
ACREC 2023-FL2 LLC
6.63% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A (1)(2)	1,249	1,254
AG Trust 2024-NLP
6.41% (1 Month Term SOFR + 2.02%, 2.02% Floor), 07/15/2041, Series 2024-NLP, Class A (1)(2)	14,100	14,135
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1 (1)(3)	8,271	7,925
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A (1)(3)	473	471
Alen 2021-ACEN Mortgage Trust
5.66% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A (1)(2)	11,160	10,351
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	262	261
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	76	77
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	130	128
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	108	107
Alternative Loan Trust 2005-29CB
5.50%, 07/25/2035, Series 2005-29CB, Class A6	116	68
Alternative Loan Trust 2005-55CW
5.05% (1 Month Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 11/25/2035, Series 2005-55CW, Class 2A3 (2)	1,080	787
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	7,770	4,244
Alternative Loan Trust 2006-13T1
6.00%, 05/25/2036, Series 2006-13T1, Class A3	922	448
Alternative Loan Trust 2006-HY12
4.47%, 08/25/2036, Series 2006-HY12, Class A5 (5)	106	98
Alternative Loan Trust 2006-OA17
4.68% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A (2)	8,796	7,498
Alternative Loan Trust 2006-OA22
4.87% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2 (2)	7,452	6,777
Alternative Loan Trust 2006-OA3
4.85% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1 (2)	3,529	2,987
Alternative Loan Trust 2006-OA7
5.77% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1 (2)	7,432	6,575
Alternative Loan Trust 2006-OC5
4.97% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3 (2)	5,095	4,281
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,061	6,408
Alternative Loan Trust 2007-HY7C
4.73% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1 (2)	1,526	1,390
Alternative Loan Trust 2007-OA2
4.71% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1 (2)	8,683	6,739
5.67% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1 (2)	12,194	10,261
Alternative Loan Trust 2007-OA4
4.79% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1 (2)	1,056	925
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3 (1)(5)	347	331
2.97%, 05/25/2065, Series 2020-5, Class M1 (1)(5)	2,480	2,212
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3 (1)(5)	2,072	1,731
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2 (1)(5)	2,402	2,037

The accompanying notes are an integral part of these financial statements.

198

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1 (1)(5)		$5,677	$4,796
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1 (1)(5)		31,288	28,755
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1 (1)(3)		11,506	11,260
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1 (1)(3)		17,487	17,287
Angel Oak Mortgage Trust 2024-10
5.35%, 10/25/2069, Series 2024-10, Class A1 (1)(3)		812	806
Angel Oak Mortgage Trust 2024-11
5.70%, 08/25/2069, Series 2024-11, Class A1 (1)(3)		1,390	1,391
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1 (1)(3)		8,292	8,342
Angel Oak Mortgage Trust 2024-8
5.34%, 05/27/2069, Series 28A, Class B1 (1)(3)		3,039	3,026
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1 (1)(5)		38	38
AOMT 2024-6
4.65%, 11/25/2067, Series 2024-6, Class A3 (1)(3)		5,362	5,129
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5 (1)		525	448
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3 (1)		6,700	6,298
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
7.06% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E (1)(2)		3,000	2,945
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.05% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A (1)(2)		2,173	2,173
AREIT 2022-CRE6 Trust
5.85% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A (1)(2)		2,306	2,306
AREIT 2023-CRE8 LLC
6.49% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A (1)(2)		3,316	3,341
AREIT 2024-CRE9 Ltd.
6.08% (1 Month Term SOFR + 1.69%, 1.69% Floor), 05/17/2041, Series 2024-CRE9, Class A (1)(2)		8,110	8,138
Ares Commercial Mortgage Trust 2024-IND
6.09% (1 Month Term SOFR + 1.69%, 1.69% Floor), 07/15/2041, Series 2024-IND, Class A (1)(2)		3,200	3,220
Ares1 2024-IND2
5.84% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2034, Series 11, Class AR (1)(2)		4,760	4,769
Ashford Hospitality Trust 2018-ASHF
6.67% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D (1)(2)		266	264
Ashford Hospitality Trust 2018-KEYS
6.15% (1 Month Term SOFR + 1.75%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B (1)(2)		3,000	2,980
Atlas Funding 2024-1 Plc
6.26% (Sterling Overnight Index Average + 1.55%), 09/20/2061, Series Q010, Class APT3 (2)(17)	GBP	181	226
6.91% (Sterling Overnight Index Average + 2.20%), 09/20/2061, Series 13, Class C (2)(17)		119	148
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)		$4,675	4,459
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)		4,165	3,984
Atrium Hotel Portfolio Trust 2024-ATRM
5.41%, 11/10/2029, Series 2024-ATRM, Class A (1)(5)		2,620	2,607
9.21%, 11/10/2029, Series 2024-ATRM, Class E (1)(5)		589	585
Aventura Mall Trust
4.11%, 07/05/2040, Series 2018-AVM, Class A (1)(5)		5,325	5,122
BAHA Trust 2024-MAR
6.17%, 12/10/2041, Series 2024-MAR, Class A (1)(5)		10,260	10,358
7.07%, 12/10/2041, Series 2024-MAR, Class B (1)(5)		371	379
7.77%, 12/10/2041, Series 2024-MAR, Class C (1)(5)		909	933

The accompanying notes are an integral part of these financial statements.

199

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A (1)(5)	$6,110	$5,838
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050, Series 2016-LD11, Class AJB (1)(5)	100	22
BAMLL Trust 2024-BHP
6.75% (1 Month Term SOFR + 2.35%, 2.35% Floor), 08/15/2039, Series 2024-BHP, Class A (1)(2)	2,146	2,157
Banc of America Funding 2007-1 Trust
5.75%, 01/25/2037, Series 2007-1, Class 1A6	141	116
Banc of America Funding Corp.
3.55%, 03/27/2036, Series 2015-R3, Class 1A2 (1)(5)	398	329
BANK5 2024-5YR10
5.30%, 10/15/2057, Series 2024-5YR10, Class A3	1,300	1,306
BANK5 2024-5YR11
5.89%, 11/15/2057, Series 2024-5YR11, Class A3	1,537	1,581
BANK5 Trust 2024-5YR6
6.23%, 05/15/2057, Series 2024-5YR6, Class A3	2,550	2,650
Barclays Mortgage Loan Trust 2021-NQM1
1.75%, 09/25/2051, Series 2021-NQM1, Class A1 (1)(5)	1,934	1,707
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1 (1)(3)	1,688	1,664
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A (1)(3)	4,610	4,540
Bayview Commercial Asset Trust 2007-5
5.95% (1 Month Term SOFR + 1.61%), 10/25/2037, Series 1, Class D (1)(2)	1,104	627
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20 (1)(5)	4,684	3,712
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033, Series 2015-GTP, Class C (1)(5)	2,715	2,483
BBCMS 2018-TALL Mortgage Trust
5.32% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A (1)(2)	139	132
5.57% (1 Month Term SOFR + 1.17%, 1.12% Floor), 03/15/2037, Series 2018-TALL, Class B (1)(2)	1,779	1,583
BBCMS Mortgage Trust 2023-5C23
7.45%, 12/15/2056, Series 2023-5C23, Class D (1)(5)	191	189
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A (1)	2,045	1,632
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A (1)	759	712
BCAP LLC 2014-RR2
2.81% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8 (1)(2)	5,993	5,799
BDS 2021-FL10 Ltd.
5.84% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A (1)(2)	1,842	1,846
BDS 2021-FL7 Ltd.
5.56% (1 Month Term SOFR + 1.18%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A (1)(2)	2,078	2,077
BDS 2022-FL11 LLC
6.17% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS (1)(2)	653	653
BDS 2022-FL12 LLC
6.50% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A (1)(2)	911	914
BDS 2024-FL13 LLC
5.94% (1 Month Term SOFR + 1.58%, 1.58% Floor), 09/19/2039, Series 2024-FL13, Class A (1)(2)	4,992	4,998
Bear Stearns ALT-A Trust 2005-1
5.58% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2 (2)	4,627	4,319
Bear Stearns ARM Trust 2003-3
6.68%, 05/25/2033, Series 2003-3, Class 3A1 (5)	269	251
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B (1)(5)	247	239
Bear Stearns Mortgage Funding Trust 2007-AR4

The accompanying notes are an integral part of these financial statements.

200

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
4.66% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1 (2)		$7,540	$7,069
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM (5)		2,050	1,932
BFLD 2024-VICT Mortgage Trust
6.29% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-VICT, Class A (1)(2)		2,535	2,541
BFLD Commercial Mortgage Trust 2024-UNIV
5.89% (1 Month Term SOFR + 1.49%, 1.49% Floor), 11/15/2041, Series 2024-UNIV, Class A (1)(2)		1,360	1,360
8.04% (1 Month Term SOFR + 3.64%, 3.64% Floor), 11/15/2041, Series 2024-UNIV, Class E (1)(2)		842	840
BFLD Trust 2020-EYP
6.61% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C (1)(2)		5,140	212
BHMS 2018-ATLS
5.94% (1 Month Term SOFR + 1.55%, 1.50% Floor), 07/15/2035, Series 2018-ATLS, Class A (1)(2)		546	545
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1 (1)(5)		8,591	6,787
BLP Commercial Mortgage Trust 2023-IND
6.09% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A (1)(2)		1,152	1,155
BLP Commercial Mortgage Trust 2024-IND2
5.74% (1 Month Term SOFR + 1.34%, 1.34% Floor), 03/15/2041, Series 2024-IND2, Class A (1)(2)		476	476
BMO 2023-C5 Mortgage Trust
0.72%, 06/15/2056, Series 2023-C5, Class XA (5)		5,669	273
BMO 2024-5C5 Mortgage Trust
5.86%, 02/15/2057, Series 2024-5C5, Class A3		2,679	2,744
BMO 2024-5C6 Mortgage Trust
5.32%, 09/15/2057, Series 2024-5C6, Class A3		1,030	1,033
BMO 2024-C8 Mortgage Trust
5.60%, 03/15/2057, Series 2024-C8, Class A5 (5)		1,613	1,654
BMP 2024-MF23
5.77% (1 Month Term SOFR + 1.37%, 1.37% Floor), 06/15/2041, Series 2024-MF23, Class A (1)(2)		1,992	1,999
7.79% (1 Month Term SOFR + 3.39%, 3.39% Floor), 06/15/2041, Series 2024-MF23, Class E (1)(2)		917	909
BOCA Commercial Mortgage Trust 2024-BOCA
6.32% (1 Month Term SOFR + 1.92%, 1.92% Floor), 08/15/2041, Series 2024-BOCA, Class A (1)(2)		515	517
BPCRE 2022-FL2 Ltd.
6.78% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A (1)(2)		313	313
BPR 2023-STON Mortgage Trust
7.50%, 12/05/2039, Series 2023-STON, Class A (1)		847	874
BPR Commercial Mortgage Trust 2024-PARK
5.22%, 11/05/2039, Series 2024-PARK, Class A (1)(5)		690	686
7.00%, 11/05/2039, Series 2024-PARK, Class D (1)(5)		120	120
BPR Trust 2021-NRD
6.52% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B (1)(2)		2,865	2,755
6.82% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C (1)(2)		2,920	2,808
8.12% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D (1)(2)		1,770	1,698
BPR Trust 2022-OANA
6.30% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A (1)(2)		25,912	26,009
BPR Trust 2022-STAR
7.63% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2039, Series 2022-STAR, Class A (1)(2)		8,395	8,392
BPR Trust 2024-PMDW
5.36%, 11/05/2041, Series 2024-PMDW, Class A (1)(5)		230	229
Braccan Mortgage Funding 2024-1 Plc
0.00% (Sterling Overnight Index Average + 4.34%), 02/15/2067, Series 1, Class A (2)(4)(17)	GBP	1,709	2,152
Braemar Hotels & Resorts Trust 2018-Prime
5.62% (1 Month Term SOFR + 1.22%, 1.18% Floor), 06/15/2035, Series 2018-PRME, Class B (1)(2)		$3,000	2,994
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1 (1)(5)		3,110	2,969
BRAVO Residential Funding Trust 2023-NQM6
8.00%, 09/25/2063, Series 2023-NQM6, Class B1 (1)(5)		256	259

The accompanying notes are an integral part of these financial statements.

201

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
BRAVO Residential Funding Trust 2024-NQM1
8.04%, 12/01/2063, Series 2024-NQM1, Class B1 (1)		$112	$113
BRAVO Residential Funding Trust 2024-NQM3
8.10%, 03/25/2064, Series 2024-NQM3, Class B1 (1)(5)		168	170
BRAVO Residential Funding Trust 2024-NQM4
4.35%, 01/25/2060, Series 2024-NQM4, Class A3 (1)(3)		4,416	4,177
BSPRT 2021-FL7 Issuer Ltd.
5.83% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A (1)(2)		3,530	3,520
BX 2021-MFM1
5.71% (1 Month Term SOFR + 1.31%, 1.20% Floor), 01/15/2034, Series 2021-MFM1, Class C (1)(2)		1,376	1,372
BX 2024-PALM
5.94% (1 Month Term SOFR + 1.54%, 1.54% Floor), 06/15/2037, Series 2024-PALM, Class A (1)(2)		4,870	4,880
BX Commercial Mortgage Trust 2020-VIV3
3.54%, 03/09/2044, Series 2020-VIV3, Class B (1)(5)		69	63
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A (1)		2,622	2,309
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D (1)(5)		17,976	15,914
BX Commercial Mortgage Trust 2022-AHP
6.24% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B (1)(2)		6,753	6,681
BX Commercial Mortgage Trust 2022-CSMO
6.51% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A (1)(2)		20,460	20,524
7.54% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B (1)(2)		18,615	18,806
BX Commercial Mortgage Trust 2023-VLT3
6.34% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A (1)(2)		590	589
BX Commercial Mortgage Trust 2023-XL3
6.16% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A (1)(2)		2,036	2,044
BX Commercial Mortgage Trust 2024-AIR2
5.89% (1 Month Term SOFR + 1.49%, 1.49% Floor), 10/15/2041, Series 2024-AIR2, Class A (1)(2)		3,780	3,794
BX Commercial Mortgage Trust 2024-AIRC
6.09% (1 Month Term SOFR + 1.69%, 1.69% Floor), 08/15/2039, Series 2024-AIRC, Class A (1)(2)		8,849	8,910
BX Commercial Mortgage Trust 2024-BRBK
7.26% (1 Month Term SOFR + 2.88%, 2.88% Floor), 10/15/2041, Series 2024-BRBK, Class A (1)(2)		3,190	3,210
8.31% (1 Month Term SOFR + 3.93%, 3.93% Floor), 10/15/2041, Series 2024-BRBK, Class B (1)(2)		778	780
10.35% (1 Month Term SOFR + 5.97%, 5.97% Floor), 10/15/2041, Series 2024-BRBK, Class D (1)(2)		174	174
BX Commercial Mortgage Trust 2024-KING
5.94% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2034, Series 2024-KING, Class A (1)(2)		1,500	1,501
BX Commercial Mortgage Trust 2024-MDHS
6.04% (1 Month Term SOFR + 1.64%, 1.64% Floor), 05/15/2041, Series 2024-MDHS, Class A (1)(2)		4,821	4,844
BX Commercial Mortgage Trust 2024-MF
5.84% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-MF, Class A (1)(2)		888	890
BX Commercial Mortgage Trust 2024-PURE
5.21% (Canadian Overnight Repo Rate Index + 1.90%, 1.90% Floor), 11/15/2041, Series 2024-PURE, Class A (1)(2)	CAD	495	345
BX Commercial Mortgage Trust 2024-VLT5
5.41%, 11/13/2046, Series 2024-VLT5, Class A (1)(5)		$5,705	5,704
5.80%, 11/13/2046, Series 2024-VLT5, Class B (1)(5)		735	735
BX Commercial Mortgage Trust 2024-XL4
5.84% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-XL4, Class A (1)(2)		7,659	7,691
7.54% (1 Month Term SOFR + 3.14%, 3.14% Floor), 02/15/2039, Series 2024-XL4, Class D (1)(2)		2,935	2,939
8.59% (1 Month Term SOFR + 4.19%, 4.19% Floor), 02/15/2039, Series 2024-XL4, Class E (1)(2)		1,750	1,713
BX Trust 2018-GW
5.50% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A (1)(2)		2,485	2,484
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A (1)		7,400	6,683
3.94%, 12/09/2041, Series 2019-OC11, Class E (1)(5)		7,750	6,898
BX Trust 2021-ARIA
5.41% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A (1)(2)		534	532

The accompanying notes are an integral part of these financial statements.

202

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
BX Trust 2021-LBA
5.31% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV (1)(2)		$705	$704
5.31% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV (1)(2)		2,281	2,281
BX Trust 2021-RISE
6.26% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D (1)(2)		11,629	11,513
BX Trust 2022-LBA6
5.40% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A (1)(2)		805	805
BX Trust 2022-VAMF
5.25% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A (1)(2)		519	518
BX Trust 2023-DELC
7.09% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A (1)(2)		3,912	3,941
BX Trust 2024-CNYN
5.84% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2041, Series 2024-CNYN, Class A (1)(2)		2,051	2,056
7.09% (1 Month Term SOFR + 2.69%, 2.69% Floor), 04/15/2041, Series 2024-CNYN, Class D (1)(2)		678	679
BX Trust 2024-PAT
6.49% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2041, Series 2024-PAT, Class A (1)(2)		1,290	1,294
8.84% (1 Month Term SOFR + 4.44%, 4.44% Floor), 03/15/2041, Series 2024-PAT, Class C (1)(2)		2,759	2,751
9.79% (1 Month Term SOFR + 5.39%, 5.39% Floor), 03/15/2041, Series 2024-PAT, Class D (1)(2)		1,322	1,314
BX Trust 2024-VLT4
5.89% (1 Month Term SOFR + 1.49%, 1.49% Floor), 07/15/2029, Series 2024-VLT4, Class A (1)(2)		9,140	9,177
6.54% (1 Month Term SOFR + 2.14%, 2.14% Floor), 07/15/2029, Series 2024-VLT4, Class C (1)(2)		486	488
7.29% (1 Month Term SOFR + 2.89%, 2.89% Floor), 07/15/2029, Series 2024-VLT4, Class E (1)(2)		1,090	1,095
8.33% (1 Month Term SOFR + 3.94%, 3.94% Floor), 07/15/2029, Series 2024-VLT4, Class F (1)(2)		2,800	2,799
BXHPP Trust 2021-FILM
5.16% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A (1)(2)		8,000	7,748
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A (1)		3,800	3,624
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1 (1)(3)		7,075	7,186
CAFL 2024-RTL1 Issuer LLC
6.75%, 11/28/2031, Series 2024-RTL1, Class A1 (1)(3)		479	480
Cali 2024-Sun
6.37% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-SUN, Class A (1)(2)		1,230	1,235
Cassia 2022-1 SRL
5.50% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 1A, Class A (1)(2)	EUR	2,488	2,599
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B (5)		$193	178
CENT Trust 2023-CITY
7.02% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A (1)(2)		3,074	3,086
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A (1)		3,205	2,809
CFMT 2024-HB14 LLC
3.00%, 06/25/2034, Series 2024-HB14, Class M2 (1)(5)		100	93
3.00%, 06/25/2034, Series 2024-HB14, Class M3 (1)(5)		238	216
CFMT 2024-HB15 LLC
4.00%, 08/25/2034, Series 2024-HB15, Class M2 (1)(5)		982	924
CFMT 2024-R1 LLC
4.00%, 10/25/2054, Series 2024-R1, Class A2 (1)		150	141
4.00%, 10/25/2054, Series 2024-R1, Class A1 (1)		486	471
CFSP 2024-AHP1 Mortgage Trust
6.50%, 04/15/2037, Series AHP1, Class A (18)		4,045	3,882
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(5)		11,652	10,645
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1 (1)(5)		19,302	17,067
Chase Home Lending Mortgage Trust 2024-RPL4
3.38%, 12/25/2064, Series 2024-RPL4, Class A1A (1)(5)		7,921	7,052

The accompanying notes are an integral part of these financial statements.

203

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(5)		$8,315	$7,327
CHL Mortgage Pass-Through Trust 2006-17
6.00%, 12/25/2036, Series 2006-17, Class A6		98	43
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1 (1)		4,413	2,064
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1 (1)(3)		191	191
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A (1)(5)		8,001	7,318
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1 (1)(5)		10,814	9,885
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1 (1)(5)		16,005	13,935
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A (1)(5)		8,927	8,006
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A (1)(5)		13,631	12,303
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8 (1)(5)		3,849	3,362
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2 (1)(5)		13,308	11,885
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2 (1)(5)		5,635	5,095
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A (1)(5)		19,576	17,783
1.95%, 06/25/2057, Series 2021-R3, Class A1 (1)(5)		37,977	33,747
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A (1)(5)		21,416	18,888
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A (1)(5)		19,218	15,972
CIM Trust 2021-R6
1.43%, 07/25/2061, Series 2021-R6, Class A1 (1)(5)		3,990	3,518
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1 (1)(5)		16,062	15,722
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1 (1)(5)		27,757	25,766
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(5)		34,123	32,924
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A (1)(5)		34,128	33,260
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A (1)(5)		28,711	28,477
Citadel 2024-1 Plc
0.00% (Sterling Overnight Index Average + 1.45%), 04/28/2060, Series 1, Class B (2)(4)(17)	GBP	177	222
0.00% (Sterling Overnight Index Average + 1.75%), 04/28/2060, Series 1, Class C (2)(4)(17)		186	233
0.00% (Sterling Overnight Index Average + 3.75%), 04/28/2060, Series 1, Class E (2)(4)(17)		198	248
0.00% (Sterling Overnight Index Average + 2.45%), 04/28/2060, Series 1, Class D (2)(4)(17)		203	254
Citigroup Commercial Mortgage Trust 2013-375P
3.52%, 05/10/2035, Series 2013-375P, Class C (1)(5)		$9,030	8,714
Citigroup Commercial Mortgage Trust 2015-P1
3.23%, 09/15/2048, Series 2015-P1, Class D (1)		350	316
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,340
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1 (1)(5)		986	954
Citigroup Mortgage Loan Trust 2024-INV3
0.00%, 10/25/2054, Series 2024-INV3, Class PT (1)(5)		100,859	102,617

The accompanying notes are an integral part of these financial statements.

204

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4 (1)(5)	$922	$769
COAST Commercial Mortgage Trust 2023-2HTL
8.84% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D (1)(2)	1,494	1,487
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1 (1)(5)	199	193
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1 (1)(5)	12,417	10,891
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1 (1)(5)	12,243	10,861
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1 (1)(5)	15,936	14,286
COLT 2022-1 Mortgage Loan Trust
4.07%, 12/27/2066, Series 2022-1, Class B2 (1)(5)	582	445
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1 (1)(5)	20,721	20,064
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1 (1)(5)	26,708	26,051
4.71%, 03/25/2067, Series 2022-5, Class B1 (1)(5)	877	778
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1 (1)(3)	6,081	5,984
COLT 2022-8 Mortgage Loan Trust
6.51%, 08/25/2067, Series 2022-8, Class B1 (1)(5)	430	426
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069, Series 2024-6, Class A1 (1)(3)	1,226	1,220
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1 (1)(3)	924	934
Comm 2013-CCRE13 Mortgage Trust
4.94%, 11/10/2046, Series 2013-CR13, Class C (5)	1,770	1,641
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,975
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,451
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B (5)	169	164
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A (1)	2,000	1,945
3.83%, 02/10/2036, Series 2016-787S, Class C (1)(5)	1,000	957
3.83%, 02/10/2036, Series 2016-787S, Class B (1)(5)	1,700	1,642
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,956
COMM 2024-CBM Mortgage Trust
5.87%, 12/10/2041, Series 2024-CBM, Class A2 (1)(5)	1,300	1,315
COMM 2024-WCL1 MORTGAGE TRUST
6.24% (1 Month Term SOFR + 1.84%, 1.84% Floor), 06/15/2041, Series 2024-WCL1, Class A (1)(2)	3,850	3,850
6.99% (1 Month Term SOFR + 2.59%, 2.59% Floor), 06/15/2041, Series 2024-WCL1, Class B (1)(2)	1,003	999
8.88% (1 Month Term SOFR + 4.49%, 4.49% Floor), 06/15/2041, Series 2024-WCL1, Class E (1)(2)	1,166	1,167
Commercial Mortgage Pass-Through Certificate
7.12%, 07/12/2028 (1)(5)	934	969
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2 (1)	524	501
CONE Trust 2024-DFW1
6.04% (1 Month Term SOFR + 1.64%, 1.64% Floor), 08/15/2041, Series 2024-DFW1, Class A (1)(2)	1,316	1,323
8.29% (1 Month Term SOFR + 3.89%, 3.89% Floor), 08/15/2041, Series 2024-DFW1, Class E (1)(2)	1,191	1,190
Connecticut Avenue Securities Trust 2022-R06
7.32% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1 (1)(2)	1,974	2,027
Connecticut Avenue Securities Trust 2023-R08
6.07% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	1,196	1,201

The accompanying notes are an integral part of these financial statements.

205

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1 (1)(3)	$8,842	$8,914
Cross 2024-H6 Mortgage Trust
5.13%, 09/25/2069, Series 2024-H6, Class A1 (1)(5)	5,290	5,239
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069, Series 2024-H7, Class A1 (1)(5)	30,976	30,927
CRSNT Trust 2021-MOON
5.71% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B (1)(2)	20,000	19,750
6.06% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C (1)(2)	12,000	11,820
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,492
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,304
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	54	53
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B (1)	5,255	4,537
4.34%, 09/15/2037, Series 2014-USA, Class C (1)	400	328
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	6,175	4,604
CSMC 2017-RPL1 Trust
2.98%, 07/25/2057, Series 2017-RPL1, Class M1 (1)(5)	3,070	2,600
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A (1)	1,392	1,357
3.53%, 08/15/2037, Series 2020-NET, Class C (1)	4,405	4,291
CSMC 2021-ADV
6.81% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C (1)(2)	3,400	1,763
CSMC 2021-BHAR
5.66% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A (1)(2)	124	123
6.01% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B (1)(2)	380	376
CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1 (1)(5)	10,407	9,279
3.26%, 10/25/2066, Series 2021-NQM8, Class M1 (1)(5)	523	384
CSMC 2021-RPL11 Trust
3.75%, 10/25/2061, Series 2021-RP11, Class PT (1)(5)	24,152	16,128
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1 (1)	8,505	6,513
CSMC 2021-RPL9 Trust
3.66%, 02/25/2061, Series 2021-RPL9, Class A1 (1)(5)	12,382	12,343
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1 (1)(5)	7,659	7,620
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1 (1)(5)	13,475	11,984
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B (1)(5)	1,314	1,230
CSMC 2022-NQM6 Trust
8.73%, 12/25/2067, Series 2022-NQM6, Class PT (1)(5)	4,094	4,099
CSMC 2022-RPL1 Trust
4.66%, 04/25/2061, Series 2022-RPL1, Class PT (1)(5)	25,480	21,682
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3	106	57
CSMC Series 2015-6R
3.49% (1 Month Term SOFR + 0.29%, 0.18% Floor), 03/27/2036, Series 2015-6R, Class 5A2 (1)(2)	525	395
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT (1)	1,030	774
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT (1)	1,081	871
CSTL Commercial Mortgage Trust 2024-GATE
4.76%, 11/10/2041, Series 2024-GATE, Class A (1)(5)	3,060	2,974

The accompanying notes are an integral part of these financial statements.

206

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
DBGS 2024-SBL
6.28% (1 Month Term SOFR + 1.88%, 1.88% Floor), 08/15/2034, Series 2024-SBL, Class A (1)(2)		$4,110	$4,128
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037, Series 2024-ALTA, Class A (1)(5)		898	909
DBWF 2024-LCRS Mortgage Trust
6.14% (1 Month Term SOFR + 1.74%, 1.74% Floor), 04/15/2037, Series 2024-LCRS, Class A (1)(2)		245	245
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B (1)		6,265	6,442
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A (1)		12,545	10,924
DC Trust 2024-HLTN
5.73%, 04/13/2040, Series 2024-HLTN, Class A (1)(5)		290	292
Deephaven Residential Mortgage Trust 2021-1
3.10%, 05/25/2065, Series 2021-1, Class B1 (1)(5)		1,226	1,083
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1 (1)(5)		2,996	2,614
1.21%, 04/25/2066, Series 2021-2, Class A2 (1)(5)		1,482	1,295
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1 (1)(5)		7,880	7,495
4.31%, 03/25/2067, Series 2022-2, Class M1 (1)(5)		526	436
Deephaven Residential Mortgage Trust 2022-3
5.27%, 07/25/2067, Series 2022-3, Class M1 (1)(5)		2,188	2,045
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069, Series 2024-1, Class A1 (1)(3)		966	966
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
4.85% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1 (2)		2,133	1,914
DK Trust 2024-SPBX
5.90% (1 Month Term SOFR + 1.50%, 1.50% Floor), 03/15/2034, Series 2024-SPBX, Class A (1)(2)		1,670	1,674
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A (1)		11,500	9,845
Dutch Property Finance 2022-1 BV
3.82% (3 Month EURIBOR + 0.75%), 10/28/2059, Series 1, Class A (2)	EUR	8,391	8,703
EFMT 2024-NQM1
5.71%, 11/25/2069, Series 2024-NQM1, Class A1A (1)(3)		$1,738	1,738
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035, Series 2015-11MD, Class A (1)(5)		5,260	5,148
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1 (1)(5)		723	696
3.05%, 11/25/2059, Series 2019-2, Class A3 (1)(5)		443	426
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1 (1)(5)		1,900	1,771
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2 (1)(5)		3,575	2,927
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1 (1)(5)		3,654	2,947
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1 (1)(5)		12,832	11,049
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1 (1)(3)		62,032	62,134
5.93%, 09/25/2067, Series 2022-4, Class B2 (1)(5)		837	690
ELM Trust 2024-ELM
0.23%, 06/10/2039, Series 2024-ELM, Class XP10 (1)(5)		17,902	58
1.56%, 06/10/2039, Series 2024-ELM, Class XP15 (1)(5)		16,215	348
5.80%, 06/10/2039, Series 2024-ELM, Class A15 (1)(5)		1,690	1,706
5.80%, 06/10/2039, Series 2024-ELM, Class A10 (1)(5)		1,690	1,706
7.79%, 06/10/2039, Series 2024-ELM, Class E10 (1)(5)		2,217	2,234
EQT Trust 2024-EXTR
5.33%, 07/05/2041, Series 2024-EXTR, Class A (1)(5)		6,220	6,219

The accompanying notes are an integral part of these financial statements.

207

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Eurosail-UK 2007-5np Plc
5.62% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A (2)	GBP	5,251	$6,280
Eurosail-UK 2007-6nc Plc
5.55% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A (2)		100	124
Exmoor Funding 2024-1 Plc
6.63% (Sterling Overnight Index Average + 1.90%), 03/25/2094, Series DE1, Class D (2)(17)		194	243
7.53% (Sterling Overnight Index Average + 2.80%), 03/25/2094, Series 1, Class C (2)(17)		111	139
Extended Stay America Trust 2021-ESH
5.59% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A (1)(2)		$69,591	69,635
5.89% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B (1)(2)		6,214	6,218
6.76% (1 Month Term SOFR + 2.36%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D (1)(2)		11,578	11,607
7.36% (1 Month Term SOFR + 2.96%, 2.85% Floor), 07/15/2038, Series 2021-ESH, Class E (1)(2)		4,404	4,426
8.21% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F (1)(2)		617	620
Fannie Mae
1.50%, 01/01/2040 (12)		5,343	4,579
2.00%, 01/01/2040 (12)		21,272	18,780
2.00%, 01/01/2055 (12)		82,903	64,489
2.50%, 01/25/2027 (12)		10,825	9,828
2.50%, 01/01/2055 (12)		115,709	94,231
3.00%, 01/01/2055 (12)		159,304	135,284
3.50%, 01/01/2040 (12)		47	44
3.50%, 01/01/2055 (12)		255,502	225,970
3.50%, 02/01/2055 (12)		240,300	212,488
4.00%, 01/01/2040 (12)		3,268	3,137
4.00%, 01/01/2055 (12)		182,090	166,499
4.00%, 02/01/2055 (12)		274,200	250,680
4.50%, 01/01/2040 (12)		9,372	9,166
4.50%, 01/01/2055 (12)		119,146	112,054
5.00%, 01/01/2055 (12)		89,134	86,021
5.00%, 02/01/2055 (12)		927,600	894,769
5.50%, 01/01/2055 (12)		340,617	336,104
5.50%, 02/01/2055 (12)		761,858	751,227
6.00%, 01/01/2055 (12)		341,165	342,739
6.00%, 02/01/2055 (12)		1,079,600	1,083,650
6.50%, 01/01/2055 (12)		95,531	97,501
6.50%, 02/01/2055 (12)		1,177,050	1,200,362
7.00%, 01/01/2055 (12)		86,600	89,786
Fannie Mae Pool
1.50%, 12/01/2035		385	333
1.50%, 03/01/2036		565	489
1.50%, 05/01/2036		934	808
1.50%, 06/01/2036		3,306	2,854
1.50%, 12/01/2036		2,281	1,965
1.50%, 02/01/2037		966	836
1.50%, 11/01/2041		33,304	26,843
1.50%, 12/01/2041		17,111	13,748
1.50%, 10/01/2050		4,408	3,264
1.50%, 11/01/2050		3,835	2,838
1.50%, 03/01/2051		5,170	3,828
1.50%, 02/01/2052		241	178
2.00%, 06/01/2035		427	382
2.00%, 06/01/2035		874	780
2.00%, 09/01/2035		437	389
2.00%, 02/01/2036		715	636
2.00%, 03/01/2036		764	680
2.00%, 04/01/2036		1,033	923
2.00%, 05/01/2036		718	641
2.00%, 07/01/2036		1,181	1,051

The accompanying notes are an integral part of these financial statements.

208

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
2.00%, 09/01/2036	$1,138	$1,008
2.00%, 09/01/2036	1,254	1,111
2.00%, 11/01/2036	537	479
2.00%, 01/01/2037	524	468
2.00%, 02/01/2037	228	203
2.00%, 02/01/2037	524	466
2.00%, 02/01/2037	1,190	1,056
2.00%, 03/01/2037	635	564
2.00%, 03/01/2037	2,884	2,556
2.00%, 03/01/2037	2,935	2,613
2.00%, 04/01/2037	1,617	1,437
2.00%, 10/01/2040	837	701
2.00%, 05/01/2041	5,565	4,648
2.00%, 06/01/2041	22,116	18,467
2.00%, 12/01/2041	2,592	2,155
2.00%, 02/01/2042	1,141	947
2.00%, 02/01/2042	1,227	1,019
2.00%, 03/01/2042	11,738	9,728
2.00%, 04/01/2042	1,865	1,543
2.00%, 08/01/2050	1,440	1,132
2.00%, 09/01/2050	2,180	1,709
2.00%, 10/01/2050	3,920	3,079
2.00%, 12/01/2050	919	727
2.00%, 12/01/2050	2,906	2,298
2.00%, 01/01/2051	26,472	20,667
2.00%, 02/01/2051	3,297	2,587
2.00%, 03/01/2051	1,079	854
2.00%, 03/01/2051	1,939	1,534
2.00%, 04/01/2051	611	483
2.00%, 04/01/2051	1,144	908
2.00%, 04/01/2051	1,897	1,501
2.00%, 04/01/2051	2,152	1,704
2.00%, 05/01/2051	53,891	42,255
2.00%, 08/01/2051	5,903	4,658
2.00%, 08/01/2051	8,124	6,346
2.00%, 08/01/2051	9,382	7,341
2.00%, 09/01/2051	13,941	10,902
2.00%, 10/01/2051	39,132	30,605
2.00%, 11/01/2051	1,130	896
2.00%, 11/01/2051	1,422	1,131
2.00%, 11/01/2051	2,630	2,087
2.00%, 11/01/2051	3,871	3,021
2.00%, 11/01/2051	4,330	3,429
2.00%, 11/01/2051	4,916	3,874
2.00%, 11/01/2051	21,927	17,159
2.00%, 12/01/2051	608	489
2.00%, 12/01/2051	1,066	833
2.00%, 12/01/2051	1,478	1,171
2.00%, 12/01/2051	2,228	1,767
2.00%, 12/01/2051	3,392	2,676
2.00%, 12/01/2051	3,399	2,690
2.00%, 12/01/2051	30,134	23,473
2.00%, 12/01/2051	61,133	47,765
2.00%, 01/01/2052	855	667
2.00%, 01/01/2052	2,405	1,909
2.00%, 01/01/2052	2,661	2,112
2.00%, 01/01/2052	3,135	2,488
2.00%, 01/01/2052	4,013	3,189

The accompanying notes are an integral part of these financial statements.

209

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
2.00%, 01/01/2052	$96,389	$75,147
2.00%, 02/01/2052	1,584	1,260
2.00%, 02/01/2052	1,890	1,499
2.00%, 02/01/2052	3,606	2,861
2.00%, 02/01/2052	5,416	4,234
2.00%, 02/01/2052	8,020	6,352
2.00%, 02/01/2052	15,245	12,075
2.00%, 02/01/2052	116,480	90,949
2.00%, 03/01/2052	2,005	1,591
2.00%, 03/01/2052	2,853	2,260
2.00%, 03/01/2052	5,256	4,143
2.00%, 04/01/2052	39,843	31,076
2.00%, 04/01/2052	77,729	60,624
2.50%, 01/01/2032	491	465
2.50%, 02/01/2035	1,284	1,207
2.50%, 03/01/2036	3,319	3,040
2.50%, 07/01/2050	2,740	2,284
2.50%, 07/01/2050	4,269	3,540
2.50%, 07/01/2050	4,333	3,593
2.50%, 07/01/2050	4,401	3,650
2.50%, 08/01/2050	1,393	1,155
2.50%, 08/01/2050	4,523	3,751
2.50%, 08/01/2050	5,458	4,526
2.50%, 11/01/2050	954	798
2.50%, 11/01/2050	3,137	2,624
2.50%, 01/01/2051	790	655
2.50%, 02/01/2051	4,112	3,391
2.50%, 02/01/2051	19,337	15,886
2.50%, 02/01/2051	26,806	22,037
2.50%, 02/01/2051	73,297	60,304
2.50%, 09/01/2051	12,230	10,102
2.50%, 11/01/2051	2,008	1,669
2.50%, 11/01/2051	14,519	11,963
2.50%, 12/01/2051	43,000	35,177
2.50%, 01/01/2052	2,240	1,856
2.50%, 01/01/2052	3,765	3,105
2.50%, 01/01/2052	3,923	3,240
2.50%, 01/01/2052	3,994	3,308
2.50%, 01/01/2052	4,823	3,996
2.50%, 01/01/2052	4,891	4,045
2.50%, 01/01/2052	5,437	4,514
2.50%, 01/01/2052	6,131	5,066
2.50%, 01/01/2052	7,261	6,006
2.50%, 01/01/2052	9,087	7,517
2.50%, 02/01/2052	807	673
2.50%, 02/01/2052	1,208	1,005
2.50%, 02/01/2052	4,371	3,611
2.50%, 02/01/2052	5,127	4,240
2.50%, 02/01/2052	48,735	39,791
2.50%, 02/01/2052	54,055	44,070
2.50%, 04/01/2052	12,961	10,602
2.50%, 04/01/2052	19,054	15,679
3.00%, 09/01/2030	633	611
3.00%, 04/01/2031	2,961	2,839
3.00%, 10/01/2032	2,732	2,602
3.00%, 12/01/2032	775	738
3.00%, 12/01/2032	1,620	1,553
3.00%, 10/01/2033	751	704

The accompanying notes are an integral part of these financial statements.

210

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
3.00%, 11/01/2033	$2,193	$2,090
3.00%, 02/01/2034	1,223	1,164
3.00%, 12/01/2034	1,897	1,783
3.00%, 01/01/2035	716	673
3.00%, 01/01/2035	1,281	1,204
3.00%, 02/01/2035	1,123	1,055
3.00%, 02/01/2035	1,727	1,648
3.00%, 11/01/2035	2,621	2,506
3.00%, 11/01/2036	604	557
3.00%, 11/01/2036	796	735
3.00%, 12/01/2036	823	759
3.00%, 03/01/2038	617	566
3.00%, 01/01/2043	1,060	936
3.00%, 02/01/2043	1,573	1,388
3.00%, 04/01/2043	1,163	1,026
3.00%, 06/01/2043	1,222	1,079
3.00%, 08/01/2043	3,569	3,148
3.00%, 09/01/2043	594	524
3.00%, 07/01/2045	2,360	2,066
3.00%, 05/01/2046	2,955	2,567
3.00%, 07/01/2046	700	608
3.00%, 09/01/2046	2,330	2,056
3.00%, 10/01/2046	820	713
3.00%, 11/01/2046	179	155
3.00%, 11/01/2046	660	573
3.00%, 11/01/2046	815	707
3.00%, 11/01/2046	813	709
3.00%, 11/01/2046	885	768
3.00%, 11/01/2046	1,978	1,716
3.00%, 01/01/2047	893	775
3.00%, 01/01/2047	6,384	5,538
3.00%, 04/01/2047	819	709
3.00%, 04/01/2047	1,050	911
3.00%, 06/01/2047	1,153	1,009
3.00%, 08/01/2047	5,124	4,453
3.00%, 11/01/2047	2,169	1,883
3.00%, 04/01/2048	9,344	8,245
3.00%, 09/01/2048	691	600
3.00%, 02/01/2049	978	849
3.00%, 08/01/2049	918	800
3.00%, 08/01/2049	18,934	16,312
3.00%, 09/01/2049	12,353	10,708
3.00%, 09/01/2049	15,319	13,262
3.00%, 10/01/2049	25,448	21,995
3.00%, 11/01/2049	18,702	16,191
3.00%, 03/01/2050	980	843
3.00%, 03/01/2050	6,543	5,641
3.00%, 07/01/2050	1,827	1,558
3.00%, 07/01/2050	21,314	18,380
3.00%, 08/01/2050	812	698
3.00%, 08/01/2050	1,619	1,393
3.00%, 10/01/2050	3,144	2,707
3.00%, 04/01/2051	7,667	6,611
3.00%, 03/01/2052	109	93
3.00%, 03/01/2052	241	205
3.00%, 03/01/2052	871	742
3.00%, 03/01/2052	38,211	32,524
3.00%, 04/01/2052	30	26

The accompanying notes are an integral part of these financial statements.

211

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
3.00%, 04/01/2052	$239	$204
3.00%, 04/01/2052	320	273
3.00%, 04/01/2052	508	433
3.00%, 04/01/2052	1,915	1,631
3.00%, 04/01/2052	2,030	1,734
3.00%, 04/01/2052	6,884	5,860
3.00%, 04/01/2052	63,016	53,637
3.00%, 05/01/2052	378	322
3.00%, 05/01/2052	878	748
3.00%, 05/01/2052	883	751
3.00%, 05/01/2052	884	754
3.00%, 05/01/2052	1,047	892
3.00%, 05/01/2052	9,588	8,164
3.00%, 06/01/2052	46	39
3.00%, 06/01/2052	351	301
3.00%, 06/01/2052	410	348
3.00%, 06/01/2052	436	371
3.00%, 06/01/2052	596	507
3.00%, 06/01/2052	627	534
3.00%, 06/01/2052	896	762
3.00%, 06/01/2052	1,001	851
3.00%, 06/01/2052	1,955	1,663
3.00%, 06/01/2052	4,174	3,554
3.00%, 06/01/2052	61,341	52,169
3.00%, 07/01/2052	1,050	894
3.00%, 07/01/2052	1,827	1,553
3.00%, 07/01/2052	1,828	1,557
3.00%, 07/01/2052	41,181	35,047
3.00%, 08/01/2052	14,569	12,401
3.50%, 11/01/2032	388	379
3.50%, 09/01/2033	1,801	1,737
3.50%, 12/01/2033	1,540	1,491
3.50%, 07/01/2034	1,265	1,237
3.50%, 01/01/2038	1,585	1,485
3.50%, 09/01/2042	58	53
3.50%, 12/01/2042	409	370
3.50%, 12/01/2042	544	493
3.50%, 06/01/2043	604	549
3.50%, 06/01/2043	776	703
3.50%, 08/01/2043	40	36
3.50%, 01/01/2044	1,850	1,677
3.50%, 04/01/2045	8	7
3.50%, 06/01/2045	613	550
3.50%, 06/01/2045	740	667
3.50%, 07/01/2045	838	753
3.50%, 09/01/2045	1,345	1,226
3.50%, 11/01/2045	1,657	1,488
3.50%, 02/01/2046	3,201	2,873
3.50%, 06/01/2046	976	885
3.50%, 06/01/2046	1,252	1,128
3.50%, 06/01/2046	1,345	1,208
3.50%, 09/01/2046	1,447	1,298
3.50%, 09/01/2046	1,756	1,557
3.50%, 12/01/2046	526	472
3.50%, 01/01/2047	1,743	1,567
3.50%, 01/01/2047	5,410	4,864
3.50%, 02/01/2047	357	320
3.50%, 07/01/2047	2,314	2,076

The accompanying notes are an integral part of these financial statements.

212

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
3.50%, 08/01/2047	$1,300	$1,154
3.50%, 08/01/2047	4,906	4,420
3.50%, 09/01/2047	1,771	1,572
3.50%, 11/01/2047	2,416	2,169
3.50%, 12/01/2047	1,014	910
3.50%, 12/01/2047	1,319	1,183
3.50%, 12/01/2047	1,460	1,312
3.50%, 12/01/2047	1,495	1,342
3.50%, 01/01/2048	1,501	1,350
3.50%, 01/01/2048	2,974	2,666
3.50%, 01/01/2048	3,950	3,545
3.50%, 02/01/2048	618	556
3.50%, 02/01/2048	3,859	3,463
3.50%, 03/01/2048	738	655
3.50%, 12/01/2048	8,233	7,390
3.50%, 06/01/2049	4,364	3,916
3.50%, 09/01/2049	1,808	1,623
3.50%, 07/01/2050	3,739	3,364
3.50%, 01/01/2051	10,813	9,674
3.50%, 07/01/2051	2,469	2,201
3.50%, 05/01/2052	17,907	15,871
3.50%, 06/01/2052	26,323	23,427
3.50%, 04/01/2053	24,047	21,282
4.00%, 02/01/2039	67	64
4.00%, 11/01/2040	843	801
4.00%, 01/01/2042	991	932
4.00%, 03/01/2042	1,098	1,036
4.00%, 06/01/2042	3,975	3,727
4.00%, 08/01/2042	838	789
4.00%, 02/01/2043	125	118
4.00%, 12/01/2043	855	803
4.00%, 06/01/2045	1,762	1,614
4.00%, 10/01/2045	849	788
4.00%, 12/01/2045	1,365	1,267
4.00%, 03/01/2046	4,119	3,829
4.00%, 09/01/2046	431	398
4.00%, 12/01/2046	1,571	1,458
4.00%, 02/01/2047	838	778
4.00%, 02/01/2047	1,256	1,167
4.00%, 03/01/2047	520	480
4.00%, 04/01/2047	125	116
4.00%, 04/01/2047	530	492
4.00%, 05/01/2047	14	13
4.00%, 05/01/2047	586	544
4.00%, 06/01/2047	564	523
4.00%, 07/01/2047	511	474
4.00%, 08/01/2047	12	12
4.00%, 08/01/2047	601	558
4.00%, 08/01/2047	849	789
4.00%, 08/01/2047	4,794	4,446
4.00%, 09/01/2047	92	86
4.00%, 10/01/2047	2,631	2,440
4.00%, 01/01/2048	34	32
4.00%, 03/01/2048	109	101
4.00%, 04/01/2048	57	52
4.00%, 04/01/2048	164	152
4.00%, 05/01/2048	197	182
4.00%, 06/01/2048	2,976	2,760

The accompanying notes are an integral part of these financial statements.

213

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
4.00%, 07/01/2048	$124	$115
4.00%, 07/01/2048	136	126
4.00%, 07/01/2048	2,234	2,072
4.00%, 08/01/2048	8	8
4.00%, 08/01/2048	38	35
4.00%, 08/01/2048	144	134
4.00%, 09/01/2048	13	12
4.00%, 09/01/2048	55	51
4.00%, 09/01/2048	90	84
4.00%, 09/01/2048	953	883
4.00%, 09/01/2048	8,768	8,169
4.00%, 10/01/2048	399	370
4.00%, 11/01/2048	20	19
4.00%, 11/01/2048	163	151
4.00%, 12/01/2048	54	50
4.00%, 12/01/2048	117	109
4.00%, 12/01/2048	485	449
4.00%, 01/01/2049	2,504	2,341
4.00%, 02/01/2049	2,029	1,888
4.00%, 03/01/2049	279	259
4.00%, 06/01/2049	2,366	2,191
4.00%, 08/01/2049	74	68
4.00%, 09/01/2049	3,647	3,372
4.00%, 10/01/2049	67	62
4.00%, 11/01/2049	282	262
4.00%, 11/01/2049	539	498
4.00%, 12/01/2049	334	309
4.00%, 12/01/2049	434	402
4.00%, 02/01/2050	3,737	3,481
4.00%, 03/01/2050	1,517	1,402
4.00%, 03/01/2050	3,907	3,618
4.00%, 04/01/2050	109	101
4.00%, 04/01/2050	621	573
4.00%, 05/01/2050	529	490
4.00%, 05/01/2050	1,465	1,357
4.00%, 06/01/2050	2,057	1,902
4.00%, 08/01/2050	652	603
4.00%, 08/01/2050	50,713	46,960
4.00%, 11/01/2050	49	45
4.00%, 11/01/2050	152	140
4.00%, 01/01/2051	177	163
4.00%, 01/01/2051	7,596	7,021
4.00%, 03/01/2051	975	903
4.00%, 05/01/2052	3,313	3,036
4.00%, 06/01/2052	16,738	15,335
4.00%, 07/01/2052	20,046	18,341
4.00%, 09/01/2052	19,902	18,230
4.00%, 01/01/2053	19,338	17,721
4.00%, 01/01/2053	24,255	22,227
4.50%, 11/01/2035	98	95
4.50%, 11/01/2040	740	717
4.50%, 05/01/2041	1,214	1,177
4.50%, 05/01/2041	1,942	1,879
4.50%, 06/01/2045	126	121
4.50%, 02/01/2046	684	657
4.50%, 03/01/2046	580	557
4.50%, 09/01/2046	939	902
4.50%, 02/01/2047	2,802	2,717

The accompanying notes are an integral part of these financial statements.

214

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
4.50%, 05/01/2047	$1,590	$1,542
4.50%, 11/01/2047	1,106	1,060
4.50%, 04/01/2048	579	550
4.50%, 05/01/2048	1,536	1,463
4.50%, 05/01/2048	3,813	3,632
4.50%, 08/01/2048	313	298
4.50%, 08/01/2048	2,543	2,416
4.50%, 09/01/2048	838	798
4.50%, 11/01/2048	447	426
4.50%, 12/01/2048	1,094	1,043
4.50%, 05/01/2049	1,759	1,677
4.50%, 09/01/2049	3,996	3,813
4.50%, 01/01/2050	2,203	2,102
4.50%, 07/01/2052	688	649
4.50%, 08/01/2052	6,984	6,614
4.50%, 10/01/2052	928	874
4.50%, 10/01/2052	937	883
4.50%, 10/01/2052	22,490	21,198
4.50%, 10/01/2052	52,355	49,344
4.50%, 11/01/2052	20,115	18,960
4.50%, 02/01/2053	2,249	2,119
4.50%, 02/01/2053	4,574	4,311
4.50%, 03/01/2053	11,664	10,980
4.50%, 05/01/2053	607	571
4.50%, 05/01/2053	82,868	78,038
4.50%, 08/01/2053	82,325	77,533
4.50%, 09/01/2053	953	896
5.00%, 11/01/2044	1,077	1,068
5.00%, 07/01/2052	1,208	1,180
5.00%, 07/01/2052	1,475	1,443
5.00%, 07/01/2052	2,136	2,074
5.00%, 12/01/2052	693	672
5.00%, 01/01/2053	891	863
5.00%, 01/01/2053	5,328	5,157
5.00%, 04/01/2053	5,776	5,613
5.00%, 04/01/2053	30,823	29,760
5.00%, 08/01/2053	48,488	46,827
5.00%, 10/01/2053	718	693
5.00%, 11/01/2053	49,477	47,843
5.00%, 05/01/2054	837	808
5.00%, 06/01/2054	43,036	41,553
5.00%, 08/01/2054	140	136
5.50%, 05/01/2034	582	587
5.50%, 12/01/2039	116	117
5.50%, 03/01/2040	653	657
5.50%, 06/01/2041	100	101
5.50%, 02/01/2042	420	422
5.50%, 10/01/2043	202	203
5.50%, 05/01/2044	2,452	2,478
5.50%, 12/01/2052	365	360
5.50%, 12/01/2052	615	608
5.50%, 01/01/2053	90	89
5.50%, 01/01/2053	507	502
5.50%, 01/01/2053	1,289	1,279
5.50%, 01/01/2053	1,773	1,755
5.50%, 02/01/2053	1,034	1,023
5.50%, 02/01/2053	2,266	2,238
5.50%, 02/01/2053	3,185	3,150

The accompanying notes are an integral part of these financial statements.

215

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
5.50%, 02/01/2053	$9,457	$9,342
5.50%, 03/01/2053	289	285
5.50%, 03/01/2053	1,482	1,471
5.50%, 03/01/2053	2,676	2,641
5.50%, 04/01/2053	905	893
5.50%, 05/01/2053	847	840
5.50%, 05/01/2053	902	896
5.50%, 05/01/2053	3,414	3,389
5.50%, 05/01/2053	3,547	3,509
5.50%, 05/01/2053	4,394	4,362
5.50%, 05/01/2053	53,191	52,594
5.50%, 06/01/2053	209	207
5.50%, 06/01/2053	3,046	3,024
5.50%, 06/01/2053	99,474	98,260
5.50%, 07/01/2053	1,258	1,243
5.50%, 07/01/2053	1,826	1,815
5.50%, 07/01/2053	3,672	3,629
5.50%, 09/01/2053	413	408
5.50%, 10/01/2053	1,937	1,926
5.50%, 10/01/2053	12,565	12,408
5.50%, 11/01/2053	1,274	1,259
5.50%, 02/01/2054	2,084	2,058
5.50%, 02/01/2054	4,181	4,127
5.50%, 03/01/2054	1,229	1,213
5.50%, 11/01/2054	3,947	3,913
5.50%, 12/01/2054	5,345	5,298
5.81%, 06/01/2031	1,914	1,955
6.00%, 09/01/2029	4,153	4,182
6.00%, 07/01/2041	2,188	2,268
6.00%, 11/01/2052	551	556
6.00%, 11/01/2052	2,275	2,302
6.00%, 11/01/2052	3,129	3,165
6.00%, 12/01/2052	70	71
6.00%, 12/01/2052	3,825	3,870
6.00%, 12/01/2052	26,321	26,462
6.00%, 01/01/2053	3,269	3,290
6.00%, 01/01/2053	7,971	8,064
6.00%, 02/01/2053	53	53
6.00%, 03/01/2053	4,640	4,663
6.00%, 04/01/2053	1,843	1,866
6.00%, 04/01/2053	7,491	7,538
6.00%, 05/01/2053	467	472
6.00%, 05/01/2053	1,094	1,108
6.00%, 05/01/2053	3,129	3,166
6.00%, 06/01/2053	126	127
6.00%, 07/01/2053	3,210	3,226
6.00%, 07/01/2053	4,646	4,702
6.00%, 08/01/2053	139	140
6.00%, 08/01/2053	9,112	9,166
6.00%, 09/01/2053	110	111
6.00%, 09/01/2053	224	225
6.00%, 10/01/2053	205,424	206,521
6.00%, 12/01/2053	11,774	11,836
6.00%, 01/01/2054	55	55
6.00%, 02/01/2054	1,128	1,133
6.00%, 03/01/2054	1,488	1,496
6.00%, 04/01/2054	102	102
6.00%, 04/01/2054	926	938

The accompanying notes are an integral part of these financial statements.

216

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
6.00%, 05/01/2054	$96	$97
6.00%, 05/01/2054	150	151
6.00%, 06/01/2054	76,067	76,536
6.00%, 07/01/2054	41,278	41,532
6.00%, 09/01/2054	37	37
6.00%, 09/01/2054	62	63
6.00%, 09/01/2054	1,056	1,061
6.00%, 09/01/2054	1,742	1,762
6.00%, 10/01/2054	319	321
6.50%, 09/01/2053	289	296
6.50%, 09/01/2053	1,279	1,317
6.50%, 09/01/2053	10,412	10,647
6.50%, 10/01/2053	259	266
6.50%, 10/01/2053	1,035	1,058
6.50%, 10/01/2053	1,353	1,399
6.50%, 10/01/2053	3,560	3,661
6.50%, 10/01/2053	25,108	25,652
6.50%, 11/01/2053	59	60
6.50%, 11/01/2053	7,183	7,341
6.50%, 11/01/2053	51,847	52,920
6.50%, 12/01/2053	106	108
6.50%, 12/01/2053	158	161
6.50%, 12/01/2053	2,756	2,842
6.50%, 12/01/2053	7,170	7,322
6.50%, 12/01/2053	10,115	10,327
6.50%, 01/01/2054	570	586
6.50%, 01/01/2054	51,266	52,336
6.50%, 02/01/2054	128	131
6.50%, 02/01/2054	7,684	7,904
6.50%, 03/01/2054	151	155
6.50%, 03/01/2054	4,108	4,193
6.50%, 06/01/2054	421	430
6.50%, 06/01/2054	8,825	9,021
6.50%, 07/01/2054	1,212	1,237
6.50%, 07/01/2054	1,497	1,528
6.50%, 07/01/2054	14,142	14,462
6.50%, 09/01/2054	10,354	10,569
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA	298	257
3.50%, 03/25/2042, Series 2012-20, Class ZT	1,762	1,625
3.50%, 06/25/2047, Series 2018-38, Class PA	2,205	2,132
3.50%, 12/25/2047, Series 2017-100, Class ZJ	2,011	1,720
4.00%, 05/25/2047, Series 2018-86, Class JA	575	568
5.18% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA (2)	1,729	1,699
5.75% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF (2)	2,988	2,981
Fashion Show Mall LLC
5.10%, 10/10/2041, Series 2A, Class BR2 (1)(5)	532	523
First Horizon Alternative Mortgage Securities Trust 2005-AA12
5.31%, 02/25/2036, Series 2005-AA12, Class 2A1 (5)	144	90
Flagstar Mortgage Trust 2017-2
3.97%, 10/25/2047, Series 2017-2, Class B1 (1)(5)	1,078	971
Flagstar Mortgage Trust 2020-1NV
5.30% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11 (1)(2)	652	615
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16 (1)(5)	3,382	2,684
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU
8.74% (1 Month Term SOFR + 4.25%, 4.25% Floor), 12/15/2039, Series 2024-FBLU, Class F (1)(2)	154	155
10.14% (1 Month Term SOFR + 5.65%, 5.65% Floor), 12/15/2039, Series 2024-FBLU, Class G (1)(2)	1,311	1,325

The accompanying notes are an integral part of these financial statements.

217

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Formentera Issuer Plc
5.57% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 1A, Class A (2)	GBP	17,210	$21,547
Freddie Mac Gold Pool
3.00%, 02/01/2038		$933	854
3.00%, 04/01/2046		51	44
3.00%, 06/01/2046		1,857	1,614
3.00%, 08/01/2046		2,305	2,003
3.00%, 09/01/2046		6,964	6,049
3.00%, 10/01/2046		2,255	1,959
3.00%, 11/01/2046		2,510	2,181
3.00%, 12/01/2046		1,732	1,504
3.00%, 01/01/2047		3,139	2,726
3.00%, 02/01/2047		3,126	2,719
3.00%, 03/01/2047		1,856	1,612
3.00%, 04/01/2047		1,141	991
3.50%, 07/01/2043		136	123
3.50%, 10/01/2045		4,079	3,687
3.50%, 06/01/2046		1,617	1,453
3.50%, 08/01/2046		2,524	2,284
3.50%, 08/01/2046		7,428	6,715
3.50%, 11/01/2046		611	549
3.50%, 02/01/2047		302	271
3.50%, 04/01/2047		1,180	1,060
3.50%, 09/01/2047		4,046	3,636
3.50%, 10/01/2047		882	793
3.50%, 11/01/2047		604	543
3.50%, 11/01/2047		998	897
3.50%, 12/01/2047		13,382	12,065
3.50%, 01/01/2048		719	645
3.50%, 01/01/2048		9,303	8,390
3.50%, 02/01/2048		635	571
4.00%, 01/01/2045		688	645
4.00%, 12/01/2045		1,401	1,309
4.00%, 03/01/2048		3,277	3,052
4.00%, 07/01/2048		3,526	3,284
4.00%, 11/01/2048		13,830	12,881
4.50%, 05/01/2044		116	111
4.50%, 06/01/2045		305	295
4.50%, 02/01/2046		327	316
4.50%, 05/01/2046		339	327
4.50%, 06/01/2046		345	332
4.50%, 02/01/2047		270	260
4.50%, 12/01/2047		914	875
4.50%, 10/01/2048		2,077	1,984
5.00%, 07/01/2048		415	409
5.00%, 08/01/2048		195	192
5.00%, 09/01/2048		130	128
5.00%, 10/01/2048		578	568
5.00%, 11/01/2048		800	788
5.50%, 08/01/2041		2,404	2,421
8.00%, 04/01/2032		75	78
Freddie Mac Multiclass Certificates Series 2024-P015
4.31%, 11/25/2032, Series 2024-P015, Class A1 (5)		778	733
Freddie Mac Multifamily Structured Pass-Through Certificates
0.72%, 01/25/2031, Series ELL, Class A2 (5)		168,309	2,113
0.90%, 04/25/2034, Series K-1512, Class X1 (5)		18,693	1,020
2.98%, 10/25/2046, Series 1, Class C (5)		181	176
3.75%, 04/25/2033, Series K155, Class A3		5,505	5,055

The accompanying notes are an integral part of these financial statements.

218

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
5.03%, 10/25/2031, Series 2X, Class D	$805	$808
7.63%, 12/25/2047, Series Q010, Class APT2 (5)	51	51
Freddie Mac Pool
1.50%, 04/01/2036	717	621
1.50%, 04/01/2036	4,531	3,934
1.50%, 05/01/2036	989	854
1.50%, 08/01/2050	1,665	1,238
1.50%, 10/01/2050	4,238	3,146
1.50%, 06/01/2051	4,825	3,569
2.00%, 09/01/2035	1,278	1,138
2.00%, 01/01/2036	2,645	2,358
2.00%, 02/01/2036	1,444	1,290
2.00%, 02/01/2036	2,800	2,493
2.00%, 03/01/2036	517	460
2.00%, 05/01/2036	3,031	2,707
2.00%, 06/01/2036	3,197	2,845
2.00%, 07/01/2036	1,358	1,212
2.00%, 04/01/2037	1,015	903
2.00%, 09/01/2040	8,320	6,951
2.00%, 10/01/2040	6,592	5,507
2.00%, 05/01/2041	1,465	1,224
2.00%, 02/01/2042	760	630
2.00%, 03/01/2042	2,812	2,329
2.00%, 04/01/2042	796	658
2.00%, 04/01/2042	4,569	3,799
2.00%, 08/01/2050	579	457
2.00%, 09/01/2050	849	667
2.00%, 11/01/2050	1,049	831
2.00%, 02/01/2051	34,078	26,622
2.00%, 03/01/2051	6,853	5,350
2.00%, 04/01/2051	3,462	2,743
2.00%, 04/01/2051	71,288	55,901
2.00%, 05/01/2051	1,894	1,500
2.00%, 05/01/2051	72,694	56,981
2.00%, 07/01/2051	7,447	5,949
2.00%, 09/01/2051	440	348
2.00%, 09/01/2051	2,221	1,751
2.00%, 10/01/2051	593	463
2.00%, 10/01/2051	7,299	5,758
2.00%, 12/01/2051	350	281
2.00%, 12/01/2051	876	694
2.00%, 12/01/2051	1,820	1,441
2.00%, 12/01/2051	2,312	1,835
2.00%, 01/01/2052	4,042	3,210
2.00%, 01/01/2052	5,558	4,404
2.00%, 01/01/2052	17,663	13,977
2.00%, 02/01/2052	241	191
2.00%, 02/01/2052	777	613
2.00%, 02/01/2052	2,030	1,610
2.00%, 04/01/2052	33,463	26,090
2.00%, 05/01/2052	39,402	30,708
2.00%, 06/01/2052	30,559	23,807
2.50%, 01/01/2035	10,118	9,292
2.50%, 01/01/2036	847	775
2.50%, 01/01/2036	1,508	1,381
2.50%, 07/01/2050	740	613
2.50%, 02/01/2051	6,416	5,333
2.50%, 05/01/2051	3,775	3,168

The accompanying notes are an integral part of these financial statements.

219

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
2.50%, 05/01/2051	$17,368	$14,400
2.50%, 11/01/2051	3,668	3,047
2.50%, 11/01/2051	16,685	13,820
2.50%, 12/01/2051	9,344	7,730
2.50%, 01/01/2052	11,464	9,467
2.50%, 01/01/2052	11,935	9,858
2.50%, 01/01/2052	33,257	27,237
2.50%, 02/01/2052	70,191	57,415
2.50%, 04/01/2052	18,458	15,255
2.50%, 04/01/2052	83,658	68,403
2.50%, 05/01/2052	43,901	35,830
3.00%, 05/01/2031	2,279	2,193
3.00%, 11/01/2034	652	613
3.00%, 09/01/2046	5,921	5,136
3.00%, 05/01/2047	2,349	2,043
3.00%, 09/01/2049	1,019	888
3.00%, 11/01/2049	7,270	6,301
3.00%, 01/01/2050	5,878	5,075
3.00%, 01/01/2050	22,692	19,645
3.00%, 02/01/2050	2,900	2,422
3.00%, 02/01/2050	6,328	5,478
3.00%, 04/01/2050	4,382	3,779
3.00%, 07/01/2050	19,766	17,046
3.00%, 08/01/2050	3,892	3,356
3.00%, 12/01/2050	6,716	5,813
3.00%, 01/01/2052	42	36
3.00%, 02/01/2052	69	59
3.00%, 03/01/2052	824	702
3.00%, 03/01/2052	59,490	50,666
3.00%, 04/01/2052	44	38
3.00%, 04/01/2052	421	358
3.00%, 04/01/2052	782	666
3.00%, 04/01/2052	875	746
3.00%, 04/01/2052	879	748
3.00%, 04/01/2052	27,337	23,241
3.00%, 05/01/2052	31	27
3.00%, 05/01/2052	868	738
3.00%, 05/01/2052	1,372	1,167
3.00%, 05/01/2052	4,803	4,085
3.00%, 06/01/2052	30	25
3.00%, 06/01/2052	271	231
3.00%, 06/01/2052	935	796
3.00%, 06/01/2052	1,107	941
3.00%, 06/01/2052	1,222	1,040
3.00%, 06/01/2052	12,055	10,258
3.00%, 06/01/2052	50,693	43,123
3.00%, 07/01/2052	40	34
3.00%, 07/01/2052	864	736
3.00%, 07/01/2052	1,946	1,661
3.00%, 07/01/2052	3,145	2,675
3.00%, 07/01/2052	237,400	202,087
3.00%, 08/01/2052	5,962	5,071
3.00%, 01/01/2053	53,500	45,459
3.50%, 06/01/2033	2,390	2,315
3.50%, 06/01/2042	25	23
3.50%, 06/01/2046	253	227
3.50%, 02/01/2047	1,084	962
3.50%, 04/01/2047	681	604

The accompanying notes are an integral part of these financial statements.

220

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
3.50%, 11/01/2047	$10,390	$9,345
3.50%, 12/01/2047	127	114
3.50%, 03/01/2048	2,988	2,682
3.50%, 08/01/2049	1,866	1,675
3.50%, 01/01/2050	359	322
3.50%, 11/01/2050	1,783	1,600
3.50%, 05/01/2052	182	161
3.50%, 06/01/2052	48,384	42,876
3.50%, 11/01/2052	46,425	41,097
4.00%, 08/01/2038	264	253
4.00%, 11/01/2042	276	258
4.00%, 05/01/2047	150	139
4.00%, 04/01/2048	166	154
4.00%, 07/01/2048	8	8
4.00%, 07/01/2048	189	175
4.00%, 07/01/2048	429	398
4.00%, 11/01/2048	242	224
4.00%, 12/01/2048	220	204
4.00%, 12/01/2049	1,374	1,272
4.00%, 01/01/2050	1,710	1,581
4.00%, 02/01/2050	1,157	1,075
4.00%, 03/01/2050	58	54
4.00%, 03/01/2050	136	126
4.00%, 03/01/2050	4,024	3,737
4.00%, 05/01/2050	30	28
4.00%, 05/01/2050	58	54
4.00%, 06/01/2050	76	71
4.00%, 06/01/2050	482	445
4.00%, 05/01/2051	176	161
4.00%, 09/01/2051	55	50
4.00%, 07/01/2052	7,486	6,859
4.00%, 08/01/2052	34,501	31,617
4.00%, 09/01/2052	20,338	18,634
4.00%, 09/01/2052	31,190	28,570
4.00%, 10/01/2052	89,908	82,302
4.00%, 11/01/2052	35,853	32,837
4.00%, 02/01/2053	12,503	11,440
4.50%, 03/01/2050	1,253	1,188
4.50%, 07/01/2052	3,893	3,669
4.50%, 07/01/2052	19,706	18,550
4.50%, 08/01/2052	1,255	1,182
4.50%, 08/01/2052	79,587	74,908
4.50%, 09/01/2052	23,806	22,436
4.50%, 10/01/2052	940	885
4.50%, 11/01/2052	1,888	1,780
4.50%, 06/01/2053	960	903
4.50%, 07/01/2053	52,928	49,826
4.50%, 08/01/2053	13,525	12,731
4.50%, 09/01/2053	942	887
5.00%, 12/01/2041	492	490
5.00%, 03/01/2042	131	133
5.00%, 03/01/2044	171	167
5.00%, 06/01/2052	149	145
5.00%, 07/01/2052	2,076	2,027
5.00%, 08/01/2052	6,114	5,937
5.00%, 09/01/2052	228	221
5.00%, 10/01/2052	710	689
5.00%, 10/01/2052	48,205	46,673

The accompanying notes are an integral part of these financial statements.

221

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
5.00%, 11/01/2052	$1,466	$1,420
5.00%, 12/01/2052	1,589	1,540
5.00%, 12/01/2052	1,860	1,802
5.00%, 12/01/2052	3,068	2,972
5.00%, 01/01/2053	1,955	1,894
5.00%, 02/01/2053	619	599
5.00%, 04/01/2053	4,837	4,682
5.00%, 06/01/2053	36,088	34,900
5.00%, 08/01/2053	556	537
5.00%, 11/01/2053	2,916	2,817
5.00%, 11/01/2053	24,666	23,832
5.00%, 12/01/2053	33,728	32,578
5.00%, 06/01/2054	2,328	2,248
5.50%, 08/01/2026 (13)	0	0
5.50%, 09/01/2052	524	518
5.50%, 01/01/2053	441	436
5.50%, 01/01/2053	444	440
5.50%, 01/01/2053	2,087	2,072
5.50%, 01/01/2053	16,176	15,981
5.50%, 02/01/2053	578	572
5.50%, 02/01/2053	1,304	1,290
5.50%, 03/01/2053	38	38
5.50%, 03/01/2053	3,796	3,768
5.50%, 03/01/2053	4,767	4,706
5.50%, 04/01/2053	13,762	13,598
5.50%, 05/01/2053	950	939
5.50%, 05/01/2053	3,608	3,582
5.50%, 05/01/2053	4,235	4,204
5.50%, 06/01/2053	163,671	161,706
5.50%, 07/01/2053	848	839
5.50%, 07/01/2053	1,966	1,943
5.50%, 07/01/2053	10,669	10,550
5.50%, 07/01/2053	16,602	16,455
5.50%, 08/01/2053	663	656
5.50%, 11/01/2053	138,732	137,076
5.50%, 12/01/2053	2,915	2,898
5.50%, 12/01/2053	5,618	5,548
5.50%, 05/01/2054	1,564	1,552
5.50%, 11/01/2054	3,767	3,735
5.50%, 12/01/2054	985	976
5.50%, 12/01/2054	2,121	2,103
6.00%, 11/01/2052	484	490
6.00%, 01/01/2053	2,446	2,461
6.00%, 01/01/2053	8,488	8,530
6.00%, 02/01/2053	1,402	1,411
6.00%, 03/01/2053	69	70
6.00%, 03/01/2053	819	824
6.00%, 04/01/2053	856	866
6.00%, 04/01/2053	1,480	1,496
6.00%, 04/01/2053	4,114	4,141
6.00%, 05/01/2053	1,291	1,306
6.00%, 05/01/2053	3,393	3,430
6.00%, 06/01/2053	300	302
6.00%, 06/01/2053	2,951	2,986
6.00%, 08/01/2053	4,278	4,301
6.00%, 09/01/2053	31	32
6.00%, 10/01/2053	35,726	35,909
6.00%, 12/01/2053	95	95

The accompanying notes are an integral part of these financial statements.

222

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
6.00%, 02/01/2054	$8,606	$8,649
6.00%, 03/01/2054	93,445	93,906
6.00%, 06/01/2054	37	38
6.00%, 06/01/2054	34,943	35,117
6.00%, 07/01/2054	286	287
6.00%, 07/01/2054	57,122	57,402
6.00%, 08/01/2054	3,413	3,430
6.00%, 08/01/2054	5,223	5,286
6.00%, 09/01/2054	8,960	9,068
6.00%, 12/01/2054	2,271	2,304
6.50%, 10/01/2053	248	256
6.50%, 10/01/2053	1,452	1,482
6.50%, 10/01/2053	4,675	4,806
6.50%, 11/01/2053	50	51
6.50%, 11/01/2053	396	406
6.50%, 11/01/2053	1,621	1,667
6.50%, 12/01/2053	41	43
6.50%, 12/01/2053	242	248
6.50%, 12/01/2053	19,545	20,070
6.50%, 12/01/2053	95,419	97,422
6.50%, 01/01/2054	514	532
6.50%, 02/01/2054	3,983	4,066
6.50%, 03/01/2054	1,519	1,550
6.50%, 03/01/2054	2,214	2,264
6.50%, 06/01/2054	437	446
6.50%, 06/01/2054	831	849
6.50%, 07/01/2054	439	452
6.50%, 09/01/2054	6,332	6,466
Freddie Mac REMICS
3.00%, 01/15/2049, Series 1, Class C	526	453
3.00%, 04/15/2049, Series 4879, Class BC	1,810	1,578
3.50%, 03/25/2051, Series 1, Class D	662	123
4.00%, 01/15/2048, Series 4750, Class Z	11,005	9,787
5.87% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 11/25/2054, Series 5473, Class BF (2)	9,715	9,673
Freddie Mac STACR REMIC Trust 2021-DNA6
6.07% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2 (1)(2)	18,350	18,459
Freddie Mac STACR REMIC Trust 2022-DNA7
9.57% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B (1)(2)	9,000	9,855
Freddie Mac STACR REMIC Trust 2023-DNA2
6.66% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A (1)(2)	2,996	3,043
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	31,146	27,761
Freddie Mac Whole Loan Securities Trust
3.64%, 12/25/2046, Series 2017-SC01, Class M1 (1)(5)	592	580
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026, Series 2019-K736, Class B (1)(5)	5,440	5,306
FREMF 2019-K94 Mortgage Trust
3.96%, 07/25/2052, Series 2019-K94, Class B (1)(5)	2,800	2,613
FREMF 2019-K98 Mortgage Trust
3.74%, 10/25/2052, Series 2019-K98, Class B (1)(5)	2,895	2,675
FS Rialto 2022-Fl4 Issuer LLC
6.50% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A (1)(2)	3,018	3,020
FS Rialto 2022-FL7 Issuer LLC
7.29% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A (1)(2)	1,372	1,374
FS Rialto 2024-FL9 Issuer LLC
6.00% (1 Month Term SOFR + 1.63%, 1.63% Floor), 10/19/2039, Series 2024-FL9, Class A (1)(2)	1,711	1,707
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22 (1)(5)	251	231

The accompanying notes are an integral part of these financial statements.

223

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22 (1)(5)	$251	$234
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3 (1)(5)	950	939
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1 (1)(5)	1,151	1,106
GCAT 2021-NQM3 Trust
3.47%, 05/25/2066, Series 2021-NQM3, Class B1 (1)(5)	578	417
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1 (1)(5)	138	126
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1 (1)(5)	2,111	1,953
Ginnie Mae
1.05%, 01/16/2061, Series 2021-17, Class IO (5)	12,429	962
1.25%, 01/16/2061, Series 2021-31, Class B	9,432	6,782
1.25%, 09/16/2062, Series 2020-193, Class AC	4,517	3,257
1.29%, 03/16/2063, Series 2021-36, Class IO (5)	57,928	4,726
1.34%, 06/16/2063, Series 2021-14, Class AB	5,411	3,947
1.40%, 06/16/2063, Series 2021-21, Class AH	8,677	6,398
1.50%, 06/16/2063, Series 2021-2, Class AH	12,739	9,262
2.00%, 01/01/2055 (12)	51,812	41,429
2.25%, 04/16/2065, Series 2023-119, Class AD	869	689
2.50%, 01/01/2055 (12)	192,893	161,066
3.00%, 11/16/2044, Series 2015-8, Class LZ	1,651	1,423
3.00%, 07/20/2049, Series 2019-90, Class HE	141	122
3.00%, 09/20/2049, Series 2019-119, Class JE	1,062	923
3.00%, 08/20/2050, Series 2021-97, Class LI	3,870	646
3.00%, 02/20/2051, Series 2021-58, Class IY	3,179	533
3.00%, 05/20/2051, Series 2022-85, Class IK	2,345	392
3.00%, 05/20/2051, Series 2021-83, Class PI	3,023	500
3.00%, 05/20/2051, Series 2021-78, Class IP	3,730	637
3.00%, 08/20/2051, Series 2021-140, Class JI	259	43
3.00%, 08/20/2051, Series 2022-78, Class IO	2,508	419
3.00%, 01/01/2055 (12)	22,085	19,148
3.25%, 09/16/2063, Series 2023-50, Class AC (5)	411	366
3.50%, 08/20/2048, Series 2018-115, Class DE	2,025	1,817
3.50%, 09/20/2048, Series 2018-124, Class NW	1,454	1,304
3.50%, 12/20/2048, Series 2019-44, Class CA	1	1
3.50%, 01/01/2055 (12)	532	475
3.75%, 05/16/2065, Series 2023-118, Class BA (5)	448	420
4.00%, 01/01/2055 (12)	147,257	135,621
4.50%, 01/01/2055 (12)	155,302	146,785
5.00%, 01/01/2055 (12)	191,373	185,639
5.30% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA (2)	1,070	1,069
5.43% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA (2)	484	483
5.50%, 01/01/2055 (12)	299,157	296,685
5.70% (30-day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 04/20/2054, Series 2024-64, Class FD (2)	13,284	13,281
5.75% (30-day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 06/20/2054, Series 2024-97, Class FW (2)	4,196	4,200
5.90% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 02/20/2054, Series 2024-30, Class DF (2)	3,503	3,526
6.00%, 01/01/2055 (12)	57,209	57,584
6.00%, 02/01/2055 (12)	115,000	115,588
6.50%, 01/01/2055 (12)	17,602	17,903

The accompanying notes are an integral part of these financial statements.

224

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Ginnie Mae I Pool
4.50%, 05/15/2041	$201	$191
5.00%, 09/15/2041	91	91
5.00%, 07/15/2044	60	59
7.50%, 08/15/2033	40	41
Ginnie Mae II Pool
2.00%, 08/20/2050	12,027	9,651
2.00%, 11/20/2050	1,609	1,289
2.00%, 01/20/2051	19,286	15,439
2.00%, 02/20/2051	1,431	1,147
2.50%, 04/20/2051	2,851	2,383
2.50%, 10/20/2051	46,413	38,788
2.50%, 12/20/2051	13,662	11,418
3.00%, 02/20/2043	991	879
3.00%, 06/20/2045	10,596	9,369
3.00%, 10/20/2045	2,100	1,854
3.00%, 05/20/2046	3,317	2,922
3.00%, 07/20/2046	4,066	3,580
3.00%, 10/20/2046	634	557
3.00%, 12/20/2046	1,565	1,376
3.00%, 03/20/2047	418	368
3.00%, 09/20/2047	4,164	3,655
3.00%, 11/20/2047	1,447	1,271
3.00%, 01/20/2048	1,840	1,615
3.00%, 10/20/2049	3,973	3,388
3.00%, 03/20/2050	1,969	1,696
3.00%, 04/20/2050	108	93
3.00%, 04/20/2051	9,676	8,409
3.00%, 07/20/2051	19,074	16,564
3.00%, 01/20/2052	763	662
3.00%, 03/20/2052	2,855	2,477
3.00%, 04/20/2052	8,566	7,432
3.50%, 06/20/2043	661	604
3.50%, 07/20/2043	671	613
3.50%, 01/20/2045	809	730
3.50%, 12/20/2045	774	702
3.50%, 01/20/2046	537	487
3.50%, 03/20/2046	5,809	5,282
3.50%, 04/20/2046	1,944	1,760
3.50%, 05/20/2046	883	799
3.50%, 06/20/2046	1,252	1,133
3.50%, 12/20/2046	1,333	1,204
3.50%, 01/20/2047	1,627	1,473
3.50%, 04/20/2047	2,151	1,946
3.50%, 05/20/2047	94	85
3.50%, 06/20/2047	5,610	5,067
3.50%, 07/20/2047	1,632	1,477
3.50%, 08/20/2047	1,452	1,312
3.50%, 09/20/2047	3,667	3,307
3.50%, 10/20/2047	291	263
3.50%, 11/20/2047	5,051	4,571
3.50%, 12/20/2047	3,336	3,015
3.50%, 01/20/2048	2,290	2,072
3.50%, 02/20/2048	1,161	1,048
3.50%, 02/20/2048	3,346	3,035
3.50%, 02/20/2048	5,293	4,769
3.50%, 04/20/2048	9,268	8,352
3.50%, 05/20/2048	2,618	2,362

The accompanying notes are an integral part of these financial statements.

225

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
3.50%, 06/20/2049		$184	$161
3.50%, 07/20/2049		1,106	967
3.50%, 03/20/2050		402	361
3.50%, 02/20/2051		8,088	7,277
3.50%, 08/20/2051		7,874	7,067
3.50%, 11/20/2052		576	515
4.00%, 09/20/2045		577	543
4.00%, 03/20/2047		418	390
4.00%, 04/20/2047		870	812
4.00%, 05/20/2047		686	639
4.00%, 06/20/2047		772	722
4.00%, 09/20/2047		1,087	1,015
4.00%, 11/20/2047		767	716
4.00%, 12/20/2047		738	689
4.00%, 01/20/2048		998	931
4.00%, 06/20/2048		3,882	3,621
4.00%, 08/20/2048		1,438	1,341
4.00%, 09/20/2048		834	778
4.00%, 10/20/2048		324	301
4.00%, 10/20/2050		6,929	6,455
4.00%, 12/20/2052		8,291	7,641
4.50%, 07/20/2045		1,255	1,212
4.50%, 09/20/2046		1,529	1,454
4.50%, 01/20/2047		966	932
4.50%, 05/20/2047		1,669	1,601
4.50%, 06/20/2047		2,281	2,191
4.50%, 08/20/2047		660	634
4.50%, 09/20/2047		645	621
4.50%, 08/20/2048		2,680	2,569
4.50%, 09/20/2048		294	282
4.50%, 10/20/2052		51,701	48,964
5.00%, 12/20/2044		109	108
5.00%, 06/20/2047		1,156	1,141
5.00%, 09/20/2047		649	640
5.00%, 12/20/2047		460	454
5.00%, 01/20/2048		549	541
5.00%, 02/20/2048		452	450
5.00%, 08/20/2048		940	924
5.00%, 10/20/2048		850	838
5.50%, 05/20/2048		765	774
5.50%, 11/20/2048		474	478
5.50%, 03/20/2049		605	610
Great Wolf Trust 2024-WOLF
5.94% (1 Month Term SOFR + 1.54%, 1.54% Floor), 03/15/2039, Series 2024-WOLF, Class A (1)(2)		1,050	1,052
Grifonas Finance No 1 Plc
3.68% (6 Month EURIBOR + 0.28%), 08/28/2039, Series KLU1, Class X1 (2)	EUR	2,022	2,050
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A (1)		$4,120	3,412
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.72%, 04/10/2031, Series 2013-G1, Class B (1)(5)		1,636	1,499
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class D (1)(5)		5,150	1,744
3.55%, 03/05/2033, Series 2013-PEMB, Class A (1)(5)		4,610	3,785
GS Mortgage Securities Corp. Trust 2021-DM
5.40% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A (1)(2)		8,981	8,951
GS Mortgage Securities Corp. Trust 2022-AGSS
6.59% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A (1)(2)		1,740	1,742

The accompanying notes are an integral part of these financial statements.

226

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
GS Mortgage Securities Corp. Trust 2023-FUN
6.49% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2028, Series 2023-FUN, Class A (1)(2)	$693	$696
GS Mortgage Securities Corp. Trust 2023-SHIP
7.43%, 09/10/2038, Series 2023-SHIP, Class E (1)(5)	5,939	5,981
GS Mortgage Securities Corp. Trust 2024-RVR
7.47%, 08/10/2041, Series 2024-RVR, Class E (1)(5)	3,316	3,265
GS Mortgage Securities Corportation Trust 2021-IP
5.46% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A (1)(2)	1,110	1,103
GS Mortgage Securities Trust 2011-GC5
5.15%, 08/10/2044, Series 2011-GC5, Class D (1)(5)	266	146
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1 (1)(5)	11,666	10,260
GS Mortgage-Backed Securities Trust 2020-INV1
2.91%, 10/25/2050, Series 2020-INV1, Class A14 (1)(5)	3,241	2,707
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4 (1)(5)	5,056	4,013
GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4 (1)(5)	3,153	2,502
2.50%, 02/25/2052, Series 2021-GR2, Class A6 (1)(5)	8,834	7,729
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2 (1)(5)	9,517	7,648
GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4 (1)(5)	211	191
GS Mortgage-Backed Securities Trust 2023-CCM1
7.45%, 08/25/2053, Series 2023-CCM1, Class B1 (1)(5)	375	375
GS Mortgage-Backed Securities Trust 2024-RPL5
0.00%, 07/25/2064, Series 2024-RPL5, Class SA (1)	266	259
2.67%, 07/25/2064, Series 2024-RPL5, Class PT (1)(5)	116,096	98,103
GS Mortgage-Backed Securities Trust 2024-RPL6
0.00%, 01/25/2064, Series 2024-RPL6, Class SA (1)	106	100
3.51%, 01/25/2064, Series 2024-RPL6, Class PT (1)(5)	108,649	88,773
GS Mortgage-Backed Securities Trust 2024-RPL7
0.00%, 07/25/2064, Series 2024-RPL7, Class SA (1)(18)	319	303
4.46%, 07/25/2064, Series 2024-RPL7, Class PT (1)(5)	113,438	101,470
GWT 2024-WLF2
6.09% (1 Month Term SOFR + 1.69%), 05/15/2041, Series 2024-WLF2, Class A (1)(2)	7,195	7,222
HarborView Mortgage Loan Trust 2005-9
5.38% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C (2)	4,009	3,707
HarborView Mortgage Loan Trust 2006-10
5.12% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A (2)	6,514	4,840
HarborView Mortgage Loan Trust 2006-12
4.89% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A (2)	23,220	17,634
HarborView Mortgage Loan Trust 2006-7
4.88% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A (2)	1,889	1,607
HarborView Mortgage Loan Trust 2007-6
4.68% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A (2)	5,335	4,397
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A (1)(5)	102	102
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056, Series 2024-1, Class A	5,917	5,866
Hawaii Hotel Trust 2019-MAUI
6.15% (1 Month Term SOFR + 1.75%, 1.70% Floor), 05/15/2038, Series 2019-MAUI, Class B (1)(2)	1,155	1,155
HIG RCP 2023-FL1 LLC
6.67% (1 Month Term SOFR + 2.27%, 2.27% Floor), 09/19/2038, Series 2023-FL1, Class A (1)(2)	359	360
HIH Trust 2024-61P
6.24% (1 Month Term SOFR + 1.84%, 1.84% Floor), 10/15/2041, Series 2024-61P, Class A (1)(2)	1,230	1,237
8.04% (1 Month Term SOFR + 3.64%, 3.64% Floor), 10/15/2041, Series 2024-61P, Class D (1)(2)	460	461

The accompanying notes are an integral part of these financial statements.

227

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
HILT Commercial Mortgage Trust 2024-ORL
5.94% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2037, Series 2024-ORL, Class A (1)(2)	$2,791	$2,792
7.59% (1 Month Term SOFR + 3.19%, 3.19% Floor), 05/15/2037, Series 2024-ORL, Class D (1)(2)	2,093	2,077
HIT Trust 2022-HI32
6.79% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/15/2039, Series 2022-HI32, Class A (1)(2)	378	378
HLTN Commercial Mortgage Trust 2024-DPLO
6.04% (1 Month Term SOFR + 1.64%, 1.64% Floor), 06/15/2041, Series 2024-DPLO, Class A (1)(2)	1,117	1,119
Homes 2024-Nqm2 Trust
5.72%, 10/25/2069, Series 2024-NQM2, Class A1 (1)(3)	34,108	34,107
Homeward Opportunities Fund I Trust 2020-2
5.45%, 05/25/2065, Series 2020-2, Class B1 (1)(5)	280	268
Homeward Opportunities Fund Trust 2022-1
5.05%, 07/25/2067, Series 2022-1, Class M1 (1)(5)	2,331	2,220
5.08%, 07/25/2067, Series 2022-1, Class A1 (1)(3)	3,187	3,153
HONO 2021-LULU Mortgage Trust
5.66% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A (1)(2)	2,446	2,409
HSI Asset Securitization Corp. Trust 2005-NC1
5.41% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3 (2)	4,953	4,703
HTL Commercial Mortgage Trust 2024-T53
5.88%, 05/10/2039, Series 2024-T53, Class A (1)(5)	630	633
10.26%, 05/10/2039, Series 2024-T53, Class E (1)(5)	1,777	1,816
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7 (1)	506	496
4.15%, 08/05/2034, Series 2015-HB10, Class A10 (1)	3,540	3,438
ILPT Commercial Mortgage Trust 2022-LPF2
6.64% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A (1)(2)	2,822	2,830
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A (1)	7,575	7,221
Impac CMB Trust Series 2004-7
5.09% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A (2)	1,368	1,333
Impac Secured Assets Trust 2006-3
4.79% (1 Month Term SOFR + 0.45%, 0.34% Floor), 11/25/2036, Series 2006-3, Class A1 (2)	356	318
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1 (1)(5)	2,311	1,890
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A (1)	3,265	3,192
IndyMac INDX Mortgage Loan Trust 2006-AR19
4.28%, 08/25/2036, Series 2006-AR19, Class 5A2 (5)	12,999	9,258
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.37%, 08/25/2037, Series 2007-AR15, Class 1A1 (5)	3,023	2,080
IndyMac INDX Mortgage Loan Trust 2007-AR9
3.09%, 04/25/2037, Series 2007-AR9, Class 1A1 (5)	2,231	1,863
INTOWN 2022-STAY Mortgage Trust
6.89% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A (1)(2)	1,920	1,921
INV 2024-IND Mortgage Trust
6.14% (1 Month Term SOFR + 1.74%, 1.74% Floor), 11/15/2041, Series 2024-IND, Class A (1)(2)	1,780	1,779
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.57%, 12/15/2047, Series 2012-LC9, Class D (1)(5)	215	187
3.57%, 12/15/2047, Series 2012-LC9, Class C (1)(5)	3,095	2,878
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993	1,874
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038, Series 2016-NINE, Class B (1)(5)	1,193	1,139
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
5.50% (1 Month Term SOFR + 1.10%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A (1)(2)	6,171	6,130
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX (1)	965	905
5.35%, 07/05/2033, Series 2018-WPT, Class DFX (1)	10,060	6,406

The accompanying notes are an integral part of these financial statements.

228

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A (1)	$8,013	$7,306
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.81% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A (1)(2)	5,000	4,600
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
6.63% (1 Month Term SOFR + 2.23%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C (1)(2)	8,700	8,635
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
5.56% (1 Month Term SOFR + 1.16%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A (1)(2)	142	142
6.06% (1 Month Term SOFR + 1.66%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)	1,000	999
6.46% (1 Month Term SOFR + 2.06%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D (1)(2)	4,263	4,268
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A (1)	5,800	6,065
JP Morgan Chase Commercial Mortgage Securities Trust 2024-IGLG
5.17%, 11/09/2039, Series 2024-IGLG, Class A (1)(5)	2,970	2,961
6.48%, 11/09/2039, Series 2024-IGLG, Class D (1)(5)	830	824
7.25%, 11/09/2039, Series 2024-IGLG, Class E (1)(5)	2,521	2,502
8.22%, 11/09/2039, Series 2024-IGLG, Class F (1)(5)	2,160	2,144
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI
5.80%, 10/05/2039, Series 2024-OMNI, Class A (1)(5)	4,270	4,322
JP Morgan Mortgage Trust 2019-7
2.96%, 02/25/2050, Series 2019-7, Class B2A (1)(5)	4,795	4,021
JP Morgan Mortgage Trust 2019-INV1
4.93%, 10/25/2049, Series 2019-INV1, Class B3 (1)(5)	1,388	1,314
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15 (1)(5)	674	594
3.50%, 05/25/2050, Series 2019-INV3, Class A3 (1)(5)	788	695
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15 (1)(5)	2,643	2,232
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3 (1)(5)	686	603
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15 (1)(5)	1,108	941
JP Morgan Mortgage Trust 2020-LTV1
3.26%, 06/25/2050, Series 2020-LTV1, Class B1A (1)(5)	4,498	3,799
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3 (1)(5)	33,593	26,870
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3 (1)(5)	15,609	12,515
JP Morgan Mortgage Trust 2024-10
5.82% (30-day Average SOFR + 1.25%, 7.50% Cap), 03/25/2055, Series 2024-10, Class A11 (1)(2)	15,302	15,330
JP Morgan Mortgage Trust 2024-9
5.92% (30-day Average SOFR + 1.35%, 7.50% Cap), 02/25/2055, Series 2024-9, Class A11 (1)(2)	11,643	11,674
JP Morgan Mortgage Trust Series 2024-CES2
9.60%, 02/25/2055, Series 2024-CES2, Class PT (1)(5)	101,570	103,696
JP Morgan Mortgage Trust Series 2024-VIS1
8.10%, 07/25/2064, Series 2024-VIS1, Class B2 (1)(5)	180	177
JP Morgan Mortgage Trust Series 2024-VIS2
7.73%, 11/25/2064, Series 2024-VIS2, Class B1 (1)(5)	369	372
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B (1)(5)	3,958	3,350
JP Morgan Trust 2015-1
6.15%, 12/25/2044, Series 2015-1, Class B4 (1)(5)	482	464
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5	1,841	1,813
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS (5)	4,990	4,717
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS	4,040	3,755

The accompanying notes are an integral part of these financial statements.

229

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		$64	$61
JW Commercial Mortgage Trust 2024-MRCO
6.02% (1 Month Term SOFR + 1.62%, 1.62% Floor), 06/15/2039, Series 2024-MRCO, Class A (1)(2)		2,613	2,614
7.59% (1 Month Term SOFR + 3.19%, 3.19% Floor), 06/15/2039, Series 2024-MRCO, Class D (1)(2)		756	758
Kinbane 2022-RPL 1 DAC
3.70% (1 Month EURIBOR + 0.85%), 09/25/2062, Series RPL1A, Class A (1)(2)	EUR	11,548	11,936
KSL Commercial Mortgage Trust 2024-HT2
6.11% (1 Month Term SOFR + 1.54%, 1.54% Floor), 12/15/2039, Series 2024-HT2, Class A (1)(2)		$1,820	1,817
LBA Trust 2024-7IND
5.84% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2041, Series 2024-7IND, Class A (1)(2)		1,200	1,201
7.04% (1 Month Term SOFR + 2.64%, 2.64% Floor), 10/15/2041, Series 2024-7IND, Class D (1)(2)		304	304
LBA Trust 2024-BOLT
5.99% (1 Month Term SOFR + 1.59%, 1.59% Floor), 06/15/2039, Series 2024-BOLT, Class A (1)(2)		7,490	7,499
8.83% (1 Month Term SOFR + 4.44%, 4.44% Floor), 06/15/2039, Series 2024-BOLT, Class F (1)(2)		368	367
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)		3,508	3,507
Legacy Mortgage Asset Trust 2021-GS3
4.75%, 07/25/2061, Series 2021-GS3, Class A1 (1)(3)		7,402	7,392
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)		8,324	8,324
Legacy Mortgage Asset Trust 2021-GS5
5.25%, 07/25/2067, Series 2021-GS5, Class A1 (1)(3)		5,834	5,819
Lehman XS Trust Series 2005-5N
4.81% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2 (2)		9,084	8,262
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033, Series 2024-BBG, Class A (1)(5)		3,200	3,140
Life 2021-BMR Mortgage Trust
6.86% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F (1)(2)		7,931	7,713
7.46% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G (1)(2)		7,435	7,214
LoanCore 2022-CRE7 Issuer Ltd.
6.15% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A (1)(2)		2,817	2,813
Ludgate Funding Plc
5.45% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1 (2)		GBP 316	391
Lugo Funding DAC
3.99% (3 Month EURIBOR + 1.00%), 05/26/2066, Series 1A, Class A (1)(2)		EUR 14,100	14,528
LUX 2023-LION
7.09% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A (1)(2)		$741	752
Mansard Mortgages 2007-1 Plc
5.11% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2 (2)	GBP	3,157	3,891
5.23% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1 (2)		3,222	3,851
MCR 2024-HF1 Mortgage Trust
6.19% (1 Month Term SOFR + 1.79%, 1.79% Floor), 12/15/2041, Series 2024-HF1, Class A (1)(2)		$1,143	1,149
MCR 2024-HTL Mortgage Trust
6.16% (1 Month Term SOFR + 1.76%, 1.76% Floor), 02/15/2037, Series 2024-HTL, Class A (1)(2)		96	96
7.50% (1 Month Term SOFR + 3.11%, 3.11% Floor), 02/15/2037, Series 2024-HTL, Class C (1)(2)		1,249	1,257
MCR 2024-TWA Mortgage Trust
0.92%, 06/12/2039, Series 2024-TWA, Class XA (1)		5,829	97
5.92%, 06/12/2039, Series 2024-TWA, Class A (1)		1,260	1,271
8.73%, 06/12/2039, Series 2024-TWA, Class E (1)		1,059	1,068
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3 (1)(5)		8,583	6,865
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
4.87% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1 (2)		27,209	4,920
Merrill Lynch Mortgage Investors Trust Series 2006-AF2
4.77% (1 Month Term SOFR + 0.27%, 0.32% Floor), 09/25/2037, Series 2006-AF2, Class AV1 (2)		235	124
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.62%, 04/25/2029, Series 2004-HB1, Class A3 (5)		190	166

The accompanying notes are an integral part of these financial statements.

230

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A (1)(5)		$5,639	$5,384
MF1 2020-FL4 Ltd.
6.20% (1 Month Term SOFR + 1.81%, 1.70% Floor), 12/15/2035, Series 2020-FL4, Class A (1)(2)		7,696	7,696
MF1 2021-FL6 Ltd.
5.59% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A (1)(2)		6,943	6,939
MF1 2021-FL7 Ltd.
5.57% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A (1)(2)		13,626	13,579
MF1 2021-W10X
5.47% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A (1)(2)		5,140	5,110
MF1 2022-FL10 LLC
7.00% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A (1)(2)		722	723
MF1 2022-FL9 LLC
6.52% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A (1)(2)		1,533	1,534
MF1 2023-FL12 LLC
6.43% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series 2023-FL12, Class A (1)(2)		724	727
MF1 2024-FL14 LLC
6.10% (1 Month Term SOFR + 1.74%, 1.74% Floor), 03/19/2039, Series 2024-FL14, Class A (1)(2)		610	611
MF1 Multifamily Housing Mortgage Loan Trust
5.70% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS (1)(2)		15,000	14,850
MFA 2021-RPL1 Trust
2.85%, 07/25/2060, Series 2021-RPL1, Class M2 (1)(5)		1,200	972
MFA 2022-INV3 Trust
4.25%, 12/25/2066, Series 2022-NQM1, Class M1 (1)(5)		1,603	1,349
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1 (1)(3)		14,337	14,291
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1 (1)(5)		23,931	22,060
MHC Commercial Mortgage Trust 2021-MHC
5.31% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A (1)(2)		57	57
5.86% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)		2,800	2,796
MHC Trust 2021-MHC2
6.46% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E (1)(2)		1,640	1,634
6.91% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F (1)(2)		2,400	2,382
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1 (1)(5)		575	567
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1 (1)(5)		494	481
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1 (1)(5)		583	572
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1 (1)(5)		1,188	1,108
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1 (1)(5)		1,512	1,466
3.25%, 07/25/2059, Series 2019-GS1, Class M2 (1)(5)		1,115	989
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1 (1)(5)		4,247	4,084
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2 (1)(5)		1,000	854
Miltonia Mortgage Finance Srl
4.37% (3 Month EURIBOR + 1.30%), 04/28/2062, Series 1X, Class A (2)(17)	EUR	619	639
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.08%, 08/15/2046, Series 2013-C11, Class B (5)		$1,563	955
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.80%, 10/15/2046, Series 2013-C12, Class C (5)		752	704
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,957

The accompanying notes are an integral part of these financial statements.

231

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		$3,220	$3,102
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044, Series 2011-C2, Class E (1)(5)		1,415	1,331
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,319
Morgan Stanley Capital I Trust 2019-H6
3.00%, 06/15/2052, Series 2019-H6, Class D (1)		212	161
Morgan Stanley Capital I Trust 2021-230P
6.31% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C (1)(2)		9,974	9,122
Morgan Stanley Capital I Trust 2024-NSTB
3.90%, 09/24/2057, Series 2024-NSTB, Class A (1)(5)		5,918	5,711
Morgan Stanley Residential Mortgage Loan Trust 2023-NQM1
7.45%, 09/25/2068, Series 2023-NQM1, Class B1 (1)(5)		478	478
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4
5.50%, 09/25/2054, Series 2024-INV4, Class A2 (1)(5)		28,178	27,654
Mortimer 2024-Mix Plc
0.00% (Sterling Overnight Index Average + 2.10%), 09/22/2067, Series MIX, Class D (2)(17)(4)	GBP	130	162
0.00% (Sterling Overnight Index Average + 1.55%), 09/22/2067, Series MIX, Class C (2)(4)(17)		303	379
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)		$3,000	2,213
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2 (1)		650	598
MSWF Commercial Mortgage Trust 2023-2
0.91%, 12/15/2056, Series 2023-2, Class XA (5)		19,453	1,194
6.01%, 12/15/2056, Series 2023-2, Class A5 (5)		210	221
MTN Commercial Mortgage Trust 2022-LPFL
5.80% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A (1)(2)		14,830	14,816
New Orleans Hotel Trust 2019-HNLA
5.43% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A (1)(2)		5,000	4,927
5.73% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B (1)(2)		6,425	6,229
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1 (1)(5)		13,233	12,614
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1 (1)(5)		8,812	7,651
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1 (1)(5)		819	761
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6 (1)(5)		5,022	4,422
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2 (1)(5)		760	683
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3 (1)(5)		1,325	1,192
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A (1)(3)		32,335	32,685
New Residential Mortgage Loan Trust 2024-NQM2
5.12%, 09/25/2064, Series 2024-NQM2, Class A1 (1)(5)		26,274	25,967
New Residential Mortgage Loan Trust 2024-NQM3
5.47%, 11/25/2064, Series 2024-NQM3, Class A1 (1)(3)		32,875	32,749
7.17%, 11/25/2064, Series 2024-NQM3, Class B1 (1)(5)		286	283
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(5)		14,839	13,785
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039, Series 2024-RTL1, Class A1 (1)(3)		8,965	9,061
Newgate Funding Plc
5.02% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A (2)	GBP	4,394	5,448
NJ Trust 2023-GSP
6.48%, 01/06/2029, Series 2023-GSP, Class A (1)(5)		$840	874

The accompanying notes are an integral part of these financial statements.

232

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
NLT 2021-INV2 Trust
3.32%, 08/25/2056, Series 2021-INV2, Class B1 (1)(5)	$334	$235
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT (1)(5)	16,730	15,206
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(5)	7,999	7,079
NYC Trust 2024-3ELV
6.39% (1 Month Term SOFR + 1.99%, 1.99% Floor), 08/15/2029, Series 2024-3ELV, Class A (1)(2)	2,250	2,267
8.24% (1 Month Term SOFR + 3.84%, 3.84% Floor), 08/15/2029, Series 2024-3ELV, Class D (1)(2)	3,526	3,557
NYMT 2024-RR1 Trust
7.38%, 05/25/2064, Series 2024-RR1, Class A (1)(3)	4,788	4,795
NYMT Loan Trust 2022-CP1
3.21%, 07/25/2061, Series 2022-CP1, Class M1 (1)	700	594
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069, Series 2024-INV1, Class A1 (1)(5)	4,861	4,830
NYMT Loan Trust Series 2024-BPL2
6.51%, 05/25/2039, Series 2024-BPL2, Class A1 (1)(3)	8,405	8,472
NYMT Loan Trust Series 2024-BPL3
5.27%, 09/25/2039, Series 2024-BPL3, Class A1 (1)(3)	4,895	4,834
NYO Commercial Mortgage Trust 2021-1290
5.61% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A (1)(2)	10,900	10,682
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3 (1)(5)	169	156
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3 (1)(5)	608	563
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8 (1)(5)	355	313
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8 (1)(5)	1,503	1,306
5.20% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1 (1)(2)	149	148
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8 (1)(5)	2,143	1,816
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9 (1)(5)	1,612	1,392
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5 (1)(5)	988	869
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1 (1)(5)	6,813	5,485
1.26%, 07/25/2061, Series 2021-NQM3, Class A2 (1)(5)	1,929	1,567
OBX 2022-NQM2 Trust
2.97%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(5)	35,590	32,634
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1 (1)(3)	19,575	19,634
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A (1)(3)	8,546	8,639
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1 (1)(3)	6,436	6,525
ONE 2021-PARK Mortgage Trust
5.61% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C (1)(2)	2,175	2,098
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A (1)	8,024	7,007
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A (1)	7,017	6,557
One New York Plaza Trust 2020-1NYP
5.46% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A (1)(2)	10,921	10,416
5.76% (1 Month Term SOFR + 1.36%, 1.25% Floor), 01/15/2036, Series 2020-1NYP, Class AJ (1)(2)	1,815	1,706
OPEN Trust 2023-AIR
7.49% (1 Month Term SOFR + 3.09%, 3.09% Floor), 11/15/2040, Series 2023-AIR, Class A (1)(2)	883	890

The accompanying notes are an integral part of these financial statements.

233

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
ORL Trust 2024-GLKS
5.99% (1 Month Term SOFR + 1.49%, 1.49% Floor), 12/15/2039, Series 2024-GLKS, Class A (1)(2)		$1,520	$1,520
PFP 2022-9 Ltd.
6.67% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A (1)(2)		740	741
PGA Trust 2024-RSR2
6.29% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A (1)(2)		22,141	22,141
Pierpont BTL 2024-1 Plc
0.00% (Sterling Overnight Index Average + 2.20%), 09/21/2061, Series 1, Class D (2)(4)(17)	GBP	119	149
PMT Loan Trust 2024-INV1
5.50%, 10/25/2059, Series 2024-INV1, Class A3 (1)(5)		$5,402	5,298
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1 (1)(3)		5,106	5,112
PRET 2024-NPL8 LLC
5.96%, 11/25/2054, Series 2024-NPL8, Class A1 (1)(3)		8,910	8,932
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1 (1)(5)		450	389
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A (1)(5)		231	225
PRKCM 2023-AFC1 Trust
7.48%, 02/25/2058, Series 2023-AFC1, Class B1 (1)(5)		837	805
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1 (1)(3)		5,124	5,159
PRPM 2022-NQM1 Trust
5.50%, 08/25/2067, Series 2022-NQM1, Class A1 (1)(3)		15,829	15,767
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1 (1)(3)		6,104	5,961
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)		683	667
PRPM 2024-2 LLC
7.03%, 03/25/2029, Series 2024-2, Class A1 (1)(3)		4,851	4,875
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1 (1)(3)		5,270	5,282
PRPM 2024-5 LLC
5.69%, 09/25/2029, Series 2024-5, Class A1 (1)(3)		1,841	1,834
PRPM 2024-7 LLC
5.87%, 11/25/2029, Series 2024-7, Class A1 (1)(3)		4,478	4,490
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1 (1)(3)		1,998	2,020
7.53%, 12/25/2068, Series 2024-NQM1, Class B1 (1)(5)		248	249
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1 (1)(3)		1,921	1,937
PRPM 2024-NQM3
5.23%, 08/25/2069, Series 2024-NQM3, Class A1 (1)(3)		5,662	5,612
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1 (1)(3)		1,430	1,395
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)		5,177	5,002
PRPM 2024-RCF6 LLC
4.00%, 10/25/2054, Series 2024-RCF6, Class A1 (1)(3)		1,989	1,916
Rain City Mortgage Trust 2024-RTL1
6.53%, 11/25/2029, Series 2024-RTL1, Class A1 (1)(5)		451	450
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,119	1,668
RALI Series 2007-QH8 Trust
5.79%, 10/25/2037, Series 2007-QH8, Class A (5)		721	598
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		11,260	9,081

The accompanying notes are an integral part of these financial statements.

234

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1 (1)(5)		$14,428	$11,520
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1 (1)(5)		13,999	11,162
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1 (1)(5)		8,544	6,813
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)		28,135	28,321
RCKT Mortgage Trust 2024-CES8
5.49%, 11/25/2044, Series 2024-CES8, Class A1A (1)(3)		34,788	34,852
Ready Capital Mortgage Financing 2022-FL10 LLC
6.89% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A (1)(2)		2,071	2,080
Ready Capital Mortgage Financing 2022-FL9 LLC
6.81% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A (1)(2)		225	226
Ready Capital Mortgage Financing 2023-FL11 LLC
6.71% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A (1)(2)		865	868
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A (1)(3)		3,858	3,847
Redwood Funding Trust 2024-1
7.75%, 12/25/2054, Series 2024-1, Class A (1)(3)		2,801	2,798
Residential Mortgage Loan Trust 2019-2
6.04%, 05/25/2059, Series 2019-2, Class B2 (1)(5)		895	860
Residential Mortgage Loan Trust 2019-3
5.66%, 09/25/2059, Series 2019-3, Class B2 (1)(5)		104	97
Residential Mortgage Loan Trust 2020-1
3.95%, 01/26/2060, Series 2020-1, Class B1 (1)(5)		2,250	2,074
4.67%, 01/26/2060, Series 2020-1, Class B2 (1)(5)		1,528	1,358
RFMSI Series 2006-SA4 Trust
5.69%, 11/25/2036, Series 2006-SA4, Class 2A1 (5)		78	64
RIAL 2022-FL8 Issuer Ltd.
6.65% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A (1)(2)		3,028	3,048
Ripon Mortgages Plc
5.43% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A (1)(2)	GBP	27,909	34,949
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039, Series 2024-RTL1, Class A1 (1)(3)		$11,670	11,589
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A (1)		945	942
5.93%, 11/13/2041, Series 2024-CNTR, Class B (1)		5,309	5,314
6.47%, 11/13/2041, Series 2024-CNTR, Class C (1)		3,174	3,207
8.82%, 11/13/2041, Series 2024-CNTR, Class E (1)		1,425	1,473
SAIF Securitization Trust 2024-CES1
5.97%, 07/25/2054, Series 2024-CES1, Class A1 (1)(3)		5,410	5,399
Saluda Grade Alternative Mortgage Trust 2024-RTL5
7.76%, 04/25/2030, Series 2024-RTL5, Class A1 (1)(3)		3,000	3,029
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A (1)		9,025	9,163
Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1 (1)(5)		168	165
SELF Commercial Mortgage Trust 2024-STRG
5.94% (1 Month Term SOFR + 1.54%, 1.54% Floor), 11/15/2034, Series 2024-STRG, Class A (1)(2)		1,210	1,211
8.59% (1 Month Term SOFR + 4.19%, 4.19% Floor), 11/15/2034, Series 2024-STRG, Class E (1)(2)		1,244	1,243
9.58% (1 Month Term SOFR + 5.19%, 5.19% Floor), 11/15/2034, Series 2024-STRG, Class F (1)(2)		1,055	1,054
Sequoia Mortgage Trust 2004-9
5.59% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2 (2)		626	555
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1 (5)		343	327

The accompanying notes are an integral part of these financial statements.

235

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1 (1)(5)		$251	$234
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1 (1)(5)		120	110
4.00%, 12/25/2047, Series 2017-CH2, Class A19 (1)(5)		124	114
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2 (1)(5)		32	28
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21 (1)(5)		118	108
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2 (1)(5)		71	70
4.50%, 08/25/2048, Series 2018-CH3, Class A19 (1)(5)		29	29
4.50%, 08/25/2048, Series 2018-CH3, Class A13 (1)(5)		172	169
Sequoia Mortgage Trust 2019-CH3
4.00%, 09/25/2049, Series 2019-CH3, Class A1 (1)(5)		164	151
SFO Commercial Mortgage Trust 2021-555
5.66% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A (1)(2)		4,900	4,778
6.31% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C (1)(2)		6,550	6,255
SG Residential Mortgage Trust 2019-3
4.08%, 09/25/2059, Series 2019-3, Class B1 (1)(5)		4,593	4,238
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1 (1)(3)		370	369
SHER Trust 2024-DAL
6.04% (1 Month Term SOFR + 1.64%, 1.64% Floor), 04/15/2037, Series 2024-DAL, Class A (1)(2)		984	982
SHR Trust 2024-LXRY
6.35% (1 Month Term SOFR + 1.95%, 1.95% Floor), 10/15/2041, Series 2024-LXRY, Class A (1)(2)		3,471	3,496
8.00% (1 Month Term SOFR + 3.60%, 3.60% Floor), 10/15/2041, Series 2024-LXRY, Class D (1)(2)		1,399	1,411
8.85% (1 Month Term SOFR + 4.45%, 4.45% Floor), 10/15/2041, Series 2024-LXRY, Class E (1)(2)		945	954
SMRT 2022-MINI
5.40% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A (1)(2)		5,200	5,187
6.35% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D (1)(2)		1,120	1,103
Spruce Hill Mortgage Loan Trust 2020-SH2
5.00%, 06/25/2055, Series 2020-SH2, Class B1 (1)(5)		4,900	4,690
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057, Series 2022-SH1, Class A3 (1)(3)		627	560
SREIT Trust 2021-MFP2
5.88% (1 Month Term SOFR + 1.49%, 1.37% Floor), 11/15/2036, Series 2021-MFP2, Class C (1)(2)		680	678
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1 (1)		1,545	1,369
Stratton Mortgage Funding 2024-1 Plc
5.88% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 1A, Class A (1)(2)	GBP	36,161	45,409
6.48% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 1A, Class B (1)(2)		19,600	24,640
Stratton Mortgage Funding 2024-3 Plc
6.23% (Sterling Overnight Index Average + 1.50%), 06/25/2049, Series 1, Class C (2)(17)		171	213
STWD 2021-LIH Mortgage Trust
6.47% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C (1)(2)		$16,200	16,009
7.42% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E (1)(2)		6,877	6,745
STWD Trust 2021-FLWR
6.44% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E (1)(2)		9,325	9,313
TCO Commercial Mortgage Trust 2024-DPM
5.74% (1 Month Term SOFR + 1.24%, 1.24% Floor), 12/15/2039, Series 2024-DPM, Class A (1)(2)		4,100	4,097
7.24% (1 Month Term SOFR + 2.74%, 2.74% Floor), 12/15/2039, Series 2024-DPM, Class D (1)(2)		190	190
THPT 2023-THL Mortgage Trust
6.99%, 12/10/2034, Series 2023-THL, Class A (1)(5)		629	642
Thunder Logistics 2024-1 DAC
0.00% (3 Month EURIBOR + 2.55%), 11/17/2036, Series 1X, Class C (2)(4)(17)	EUR	166	172
0.00% (3 Month EURIBOR + 2.05%), 11/17/2036, Series 1X, Class B (2)(4)(17)		239	248
0.00% (3 Month EURIBOR + 3.30%), 11/17/2036, Series 1X, Class D (2)(4)(17)		385	399

The accompanying notes are an integral part of these financial statements.

236

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Toorak Mortgage Trust 2024-2
6.33%, 10/25/2031, Series 2024-2, Class A1 (1)(3)		$342	$340
Towd Point Mortgage Funding 2024 - Granite 6 Plc
5.72% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series GR6A, Class A1 (1)(2)	GBP	30,604	38,418
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2 (1)(5)		$15	15
Towd Point Mortgage Trust 2016-3
4.12%, 04/25/2056, Series 2016-3, Class B4 (1)(5)		4,497	3,912
Towd Point Mortgage Trust 2017-1
3.75%, 10/25/2056, Series 2017-1, Class M1 (1)(5)		4,183	4,073
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2 (1)(5)		320	312
3.90%, 07/25/2057, Series 1, Class X (1)(5)		2,900	2,549
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2 (1)(5)		3,873	3,349
Towd Point Mortgage Trust 2017-5
5.05% (1 Month Term SOFR + 0.71%), 02/25/2057, Series 2017-5, Class A1 (1)(2)		28	29
7.12% (1 Month Term SOFR + 2.61%), 02/25/2057, Series 2017-5, Class B4 (1)(2)		1,354	1,312
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1 (1)(5)		2,000	1,948
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1 (1)(5)		2,250	1,863
3.25%, 07/25/2058, Series 2018-5, Class A1 (1)(5)		8,962	8,515
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(5)		4,141	3,967
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1 (1)(5)		9,810	8,448
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1 (1)(5)		39,886	37,946
3.50%, 10/25/2059, Series 2019-4, Class M1 (1)(5)		1,155	999
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(5)		19,219	18,503
Towd Point Mortgage Trust 2022-1
3.75%, 07/25/2062, Series 2022-1, Class A1 (1)(5)		10,266	9,617
Towd Point Mortgage Trust 2024-3
5.15%, 07/25/2065, Series 2024-3, Class A1A (1)(5)		7,779	7,657
Towd Point Mortgage Trust 2024-4
4.39%, 10/27/2064, Series 2024-4, Class A1A (1)(5)		18,534	18,000
Tower Bridge Funding 2024-2 Plc
5.61% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2A, Class A (1)(2)	GBP	4,420	5,548
Trinity Square 2021-1 Plc
5.63% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 1A, Class AR (1)(2)		1,882	2,363
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1 (1)(5)		$2,641	2,298
3.29%, 07/25/2056, Series 2021-INV1, Class B1 (1)(5)		255	193
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1 (1)(5)		8,039	7,268
TTAN 2021-MHC
5.36% (1 Month Term SOFR + 0.96%, 0.85% Floor), 03/15/2038, Series 2021-MHC, Class A (1)(2)		2,498	2,497
7.41% (1 Month Term SOFR + 3.01%, 2.90% Floor), 03/15/2038, Series 2021-MHC, Class F (1)(2)		1,384	1,383
TVC Mortgage Trust 2024-RRTL1
5.55%, 07/25/2039, Series 2024-RRTL1, Class A1 (1)(3)		12,455	12,363
TYSN 2023-CRNR Mortgage Trust
6.58%, 12/10/2033, Series 2023-CRNR, Class A (1)(5)		770	803
UK Logistics 2024-1 DAC
6.38% (Sterling Overnight Index Average + 1.65%, 1.65% Floor), 05/17/2034, Series 1, Class E (2)(17)	GBP	407	511
Uropa Securities Plc
3.47% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B (2)	EUR	979	991

The accompanying notes are an integral part of these financial statements.

237

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Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15 (1)(5)		$5,413	$4,296
Valley Funding Plc
0.00%, 05/16/2066, Series 1A, Class R (1)(18)	GBP	1,304	1,004
0.00% (Sterling Overnight Index Average + 5.50%), 05/16/2066, Series 1A, Class F (1)(2)(4)		982	1,230
0.00%, 05/16/2066, Series 1A, Class RC (1)(18)		9	1,340
0.00% (Sterling Overnight Index Average + 4.00%), 05/16/2066, Series 1A, Class E (1)(2)(4)		1,786	2,236
0.00% (Sterling Overnight Index Average + 3.00%), 05/16/2066, Series 1A, Class D (1)(2)(4)		2,768	3,466
0.00%, 05/16/2066, Series 1A, Class Z (1)(18)		7,993	6,153
0.00% (Sterling Overnight Index Average + 1.50%), 05/16/2066, Series 1A, Class B (1)(2)(4)		5,135	6,430
0.00% (Sterling Overnight Index Average + 2.00%), 05/16/2066, Series 1A, Class C (1)(2)(4)		5,358	6,710
0.00% (Sterling Overnight Index Average + 1.00%), 05/16/2066, Series 1A, Class A (1)(2)(4)		65,283	81,743
VASA Trust 2021-VASA
5.76% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B (1)(2)		$14,000	12,790
6.26% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C (1)(2)		12,000	9,703
VEGAS 2024-GCS
6.22%, 07/10/2036, Series 2024-GCS, Class C (1)(5)		2,710	2,599
6.22%, 07/10/2036, Series 2024-GCS, Class D (1)(5)		6,110	5,571
VEGAS Trust 2024-TI
5.52%, 11/10/2039, Series 2024-TI, Class A (1)		1,580	1,584
Velocity Commercial Capital Loan Trust 2020-1
2.61%, 02/25/2050, Series 2020-1, Class AFX (1)(5)		1,224	1,133
Velocity Commercial Capital Loan Trust 2022-1
5.20%, 02/25/2052, Series 2022-1, Class M4 (1)(5)		247	189
Velocity Commercial Capital Loan Trust 2022-3
5.22%, 06/25/2052, Series 2022-3, Class A (1)(5)		2,812	2,680
Velocity Commercial Capital Loan Trust 2022-4
7.54%, 08/25/2052, Series 2022-4, Class M4 (1)(5)		407	375
Velocity Commercial Capital Loan Trust 2024-1
6.55%, 01/25/2054, Series 2024-1, Class A (1)(5)		2,245	2,253
Velocity Commercial Capital Loan Trust 2024-2
6.65%, 06/25/2054, Series 2024-3, Class A (1)(5)		5,486	5,527
7.23%, 06/25/2054, Series 2024-3, Class M2 (1)(5)		1,687	1,690
Velocity Commercial Capital Loan Trust 2024-5
5.49%, 10/25/2054, Series 2024-5, Class A (1)(5)		810	800
5.96%, 10/25/2054, Series 2024-5, Class M2 (1)(5)		266	261
6.76%, 10/25/2054, Series 2024-5, Class M3 (1)(5)		452	443
9.53%, 10/25/2054, Series 2024-5, Class M4 (1)(5)		280	275
Velocity Commercial Capital Loan Trust 2024-6
6.55%, 12/25/2054, Series 2024-6, Class M2 (1)(5)		191	189
6.92%, 12/25/2054, Series 2024-6, Class M3 (1)(5)		209	207
9.67%, 12/25/2054, Series 2024-6, Class M4 (1)(5)		117	116
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1 (1)(5)		821	809
Verus Securitization Trust 2020-1
3.72%, 01/25/2060, Series 2020-1, Class A3 (1)(3)		1,536	1,507
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3 (1)(5)		1,678	1,470
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1 (1)(5)		6,884	5,779
3.20%, 06/25/2066, Series 2021-3, Class B1 (1)(5)		612	449
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1 (1)(5)		20,605	17,134
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1 (1)(3)		8,595	7,565
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1 (1)(5)		10,694	9,516

The accompanying notes are an integral part of these financial statements.

238

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3 (1)(5)	$797	$753
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3 (1)(5)	1,649	1,497
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A2 (1)(3)	24,820	23,090
4.26%, 02/25/2067, Series 2022-2, Class A1 (1)(3)	46,526	43,876
Verus Securitization Trust 2022-3
4.06%, 02/25/2067, Series 2022-3, Class B1 (1)(5)	1,334	1,049
4.13%, 02/25/2067, Series 2022-3, Class A1 (1)(3)	18,216	17,145
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1 (1)(3)	10,543	10,418
4.78%, 04/25/2067, Series 2022-4, Class B1 (1)(5)	1,139	1,001
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1 (1)(3)	12,873	12,787
Verus Securitization Trust 2022-INV1
5.82%, 08/25/2067, Series 2022-INV1, Class B1 (1)(5)	224	221
Verus Securitization Trust 2023-2
7.53%, 03/25/2068, Series 2023-2, Class B1 (1)(5)	744	747
Verus Securitization Trust 2023-3
7.80%, 03/25/2068, Series 2023-3, Class B1 (1)(5)	202	204
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1 (1)(3)	4,283	4,317
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1 (1)(3)	12,839	13,057
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1 (1)(3)	6,081	6,133
Verus Securitization Trust 2024-7
6.50%, 09/25/2069, Series 2024-7, Class B1 (1)(5)	228	224
Verus Securitization Trust 2024-8
5.36%, 10/25/2069, Series 2024-8, Class A1 (1)(5)	4,396	4,372
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1 (1)(3)	12,872	12,961
Verus Securitization Trust 2024-R1
5.22%, 09/25/2069, Series 2024-R1, Class A1 (1)(3)	6,490	6,439
Visio 2022-1 Trust
5.79%, 08/25/2057, Series 2022-1, Class B1 (1)(5)	412	359
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3 (1)(5)	2,624	2,591
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1 (1)(5)	656	612
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.09% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A (2)	1,054	1,043
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
5.03% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1 (2)	1,432	1,396
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
4.97% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1 (2)	2,675	2,514
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.11% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A (2)	2,682	2,573
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
5.90% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A (2)	16,406	15,262
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.87%, 08/25/2046, Series 2006-AR8, Class 1A4 (5)	1,230	1,107

The accompanying notes are an integral part of these financial statements.

239

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 48.67% – (continued)
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
5.17%, 03/25/2037, Series 2007-HY3, Class 4A1 (5)		$187	$170
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.58% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A (2)		7,604	6,262
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1		4,130	3,885
Wells Fargo Commercial Mortgage Trust 2013-LC12
3.83%, 07/15/2046, Series 2013-LC12, Class B (5)		694	640
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3		802	791
4.51%, 03/15/2059, Series 2016-C33, Class B (5)		4,317	4,234
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS		3,155	3,045
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS		4,341	4,157
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS		6,000	5,611
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.50%, 09/15/2031, Series 2019-JWDR, Class A (1)(5)		21,560	20,715
3.04%, 09/15/2031, Series 2019-JWDR, Class C (1)(5)		290	278
3.33%, 09/15/2031, Series 2019-JWDR, Class D (1)(5)		10,000	9,616
3.86%, 09/15/2031, Series 2019-JWDR, Class E (1)(5)		6,766	6,528
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5		5,200	4,630
Wells Fargo Commercial Mortgage Trust 2024-1CHI
5.31%, 07/15/2035, Series 2024-1CHI, Class A (1)(5)		1,018	1,020
Wells Fargo Commercial Mortgage Trust 2024-5C2
5.92%, 11/15/2057, Series 2024-5C2, Class A3 (5)		1,870	1,927
Wells Fargo Commercial Mortgage Trust 2024-BPRC
0.09%, 07/15/2043, Series 2024-BPRC, Class X (1)(5)		12,388	118
6.22%, 07/15/2043, Series 2024-BPRC, Class B (1)		1,570	1,588
6.43%, 07/15/2043, Series 2024-BPRC, Class C (1)		999	990
7.08%, 07/15/2043, Series 2024-BPRC, Class D (1)		420	417
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.26%, 06/10/2037, Series 2024-SVEN, Class B (1)(5)		11,010	11,193
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1 (1)(5)		4,830	3,857
WFRBS Commercial Mortgage Trust 2013-C15
4.19%, 08/15/2046, Series 2013-C15, Class B (5)		1,525	1,328
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B		1,831	1,629
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS (5)		4,246	3,927
Winchester 1 Plc
0.00% (Sterling Overnight Index Average + 2.00%), 10/21/2056, Series 1, Class D (2)(4)(17)	GBP	144	180
0.00% (Sterling Overnight Index Average + 1.55%), 10/21/2056, Series 1, Class C (2)(4)(17)		155	194
WMRK Commercial Mortgage Trust 2022-WMRK
7.19% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A (1)(2)		$2,158	2,179
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A (1)		1,740	1,204
3.60%, 11/10/2036, Series 2017-WWP, Class C (1)(5)		320	64

Total Mortgage-Backed Obligations (Cost: $18,728,462)			18,034,204

The accompanying notes are an integral part of these financial statements.

240

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
U.K. Treasury Bonds – 0.23%
United Kingdom Gilt
0.25%, 01/31/2025	GBP	39,020	$48,662
4.13%, 01/29/2027		10,250	12,762
4.38%, 07/31/2054 (17)		21,169	23,457

Total U.K. Treasury Bonds (Cost: $88,038)			84,881

Total Bonds & Notes (Cost: $44,748,022)			43,127,144

BANK LOANS – 0.72%
1011778 BC ULC
6.11% (CME Term SOFR + 1.75%), 09/20/2030 (2)	GBP	1,721	1,710
8th Avenue Food & Provisions, Inc.
8.22% (CME Term SOFR + 3.75%), 10/01/2025 (2)	GBP	195	190
AAdvantage Loyality IP Ltd.
9.63% (CME Term SOFR + 4.75%), 04/20/2028 (2)	GBP	828	849
AI Aqua Merger Sub, Inc.
(CME Term SOFR + 3.00%), 07/31/2028	GBP	729	729
AI Mansart
11.00% (CME Term SOFR + 6.75%), 09/01/2028 (2)(17)(18)	GBP	395	387
AI Silk Midco Ltd.
8.10% (EURIBOR + 5.00%), 03/04/2031 (2)	GBP	2,400	2,478
Albion Financing 3 Sarl
(CME Term SOFR + 4.25%), 08/16/2029	GBP	236	238
Alliance Laundry Systems LLC
7.84% (CME Term SOFR + 3.50%), 08/19/2031 (2)	GBP	1,178	1,184
Alpha Generation LLC
7.11% (CME Term SOFR + 2.75%), 09/30/2031 (2)	GBP	1,731	1,741
Altice France SA
8.68% (EURIBOR + 5.50%), 08/15/2028 (2)	GBP	99	84
10.16% (CME Term SOFR + 5.50%), 08/15/2028 (2)	GBP	5,109	4,086
AmSpec Parent LLC
(CME Term SOFR + 4.25%), 12/22/2031	GBP	68	68
(CME Term SOFR + 4.25%), 12/22/2031	GBP	441	443
AmSurg LLC
11.38% (CME Term SOFR + 5.75%), 07/20/2026 (2)	GBP	2,697	2,697
12.51% (CME Term SOFR + 7.88%), 11/03/2028 (2)	GBP	9,533	9,533
AmWINS Group, Inc.
6.72% (CME Term SOFR + 2.25%), 02/19/2028 (2)	GBP	4,123	4,133
Arches Buyer, Inc.
7.71% (CME Term SOFR + 3.25%), 12/06/2027 (2)	GBP	719	701
Artera Services LLC
8.83% (CME Term SOFR + 4.50%), 02/15/2031 (2)	GBP	1,120	1,109
ASP Blade Holdings, Inc.
8.59% (CME Term SOFR + 4.00%), 10/13/2028 (2)	GBP	247	143
Asurion LLC
7.72% (CME Term SOFR + 3.25%), 12/23/2026 (2)	GBP	2,013	2,011
9.72% (CME Term SOFR + 5.25%), 01/20/2029 (2)	GBP	525	505
Athena Health Group, Inc.
7.61% (CME Term SOFR + 3.25%), 02/15/2029 (2)	GBP	919	920
Avolon TLB Borrower 1 (US) LLC
6.12% (CME Term SOFR + 2.00%), 06/22/2030 (2)	GBP	5,623	5,617
Balcan Innovations, Inc.
9.38% (CME Term SOFR + 4.75%), 10/10/2031 (2)	GBP	936	939

The accompanying notes are an integral part of these financial statements.

241

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.72% – (continued)
Barracuda Parent LLC
(CME Term SOFR + 4.50%), 08/15/2029	GBP	717	$662
Bausch + Lomb Corp.
7.69% (CME Term SOFR + 3.25%), 05/10/2027 (2)	GBP	1,135	1,139
8.33% (CME Term SOFR + 4.00%), 09/29/2028 (2)	GBP	716	718
BCPE North Star U.S. Holdco 2, Inc.
8.47% (CME Term SOFR + 4.00%), 06/09/2028 (2)	GBP	616	591
Belron Finance 2019 LLC
7.27% (CME Term SOFR + 2.75%), 10/16/2031 (2)	GBP	833	839
Berry Global, Inc.
6.34% (CME Term SOFR + 1.75%), 07/01/2029 (2)	GBP	6,209	6,215
Boost Newco Borrower LLC
6.83% (CME Term SOFR + 2.50%), 01/31/2031 (2)	GBP	536	538
BrewCo Borrower LLC
8.42% (CME Term SOFR + 3.50%), 04/05/2028 (2)	GBP	1,613	591
8.42% (CME Term SOFR + 3.50%), 04/05/2028 (2)	GBP	1,008	701
10.91% (CME Term SOFR + 6.25%), 04/05/2028 (2)	GBP	420	315
Calpine Corp.
(CME Term SOFR + 1.75%), 01/31/2031	GBP	510	508
Cast & Crew LLC
8.11% (CME Term SOFR + 3.75%), 12/29/2028 (2)	GBP	549	531
CCI Buyer, Inc.
8.33% (CME Term SOFR + 4.00%), 12/17/2027 (2)	GBP	1,399	1,399
Chemours Co.
7.36% (CME Term SOFR + 3.50%), 08/18/2028 (2)	GBP	1,226	1,231
Coherent Corp.
6.86% (CME Term SOFR + 2.50%), 07/02/2029 (2)	GBP	410	410
ConnectWise LLC
8.09% (CME Term SOFR + 3.50%), 09/29/2028 (2)	GBP	410	413
Cornerstone Generation LLC
(CME Term SOFR + 3.25%), 10/28/2031	GBP	571	575
Corporation Service Co.
6.86% (CME Term SOFR + 2.50%), 11/02/2029 (2)	GBP	1,597	1,604
CPV Fairview LLC
7.86% (CME Term SOFR + 3.50%), 08/14/2031 (2)	GBP	327	330
CSC Holdings LLC
7.17% (Synthetic LIBOR + 2.50%), 04/15/2027 (2)	GBP	1,286	1,184
Deerfield Dakota Holding LLC
8.08% (CME Term SOFR + 3.75%), 04/09/2027 (2)	GBP	1,972	1,925
Delivery Hero SE
9.52% (CME Term SOFR + 5.00%), 12/12/2029 (2)	GBP	1,366	1,369
DIRECTV Financing LLC
9.85% (CME Term SOFR + 5.00%), 08/02/2027 (2)	GBP	752	754
DTI Holdco, Inc.
9.11% (CME Term SOFR + 4.75%), 04/26/2029 (2)	GBP	282	284
EagleView Technology Corp.
8.09% (CME Term SOFR + 3.50%), 08/14/2025 (2)	GBP	4,233	3,996
Edgewater Generation, LLC
8.61% (CME Term SOFR + 4.25%), 08/01/2030 (2)	GBP	535	542
EFS Cogen Holdings I LLC
(CME Term SOFR + 3.50%), 10/03/2031	GBP	1,106	1,109
Elanco Animal Health, Inc.
6.40% (CME Term SOFR + 1.75%), 08/01/2027 (2)	GBP	3,073	3,068
Envalior Finance GmbH
8.56% (EURIBOR + 5.50%), 03/29/2030 (2)	GBP	4,100	4,174
10.09% (CME Term SOFR + 5.50%), 03/29/2030 (2)	GBP	8,058	7,652

The accompanying notes are an integral part of these financial statements.

242

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.72% – (continued)
Finastra USA, Inc.
7.43% (CME Term SOFR + 7.25%), 09/13/2029 (2)	GBP	164	$162
11.65% (CME Term SOFR + 7.25%), 09/13/2029 (2)	GBP	2,518	2,516
First Brands Group LLC
9.85% (CME Term SOFR + 5.00%), 03/30/2027 (2)	GBP	436	409
Gainwell Acquisition Corp.
8.43% (CME Term SOFR + 4.00%), 10/01/2027 (2)	GBP	2,424	2,343
Gray Television, Inc.
7.67% (CME Term SOFR + 3.00%), 12/01/2028 (2)	GBP	2	2
Grifols Worldwide Operations Ltd.
6.74% (CME Term SOFR + 2.00%), 11/15/2027 (2)	GBP	1,808	1,798
Guggenheim Partners Investment Management Holdings LLC
(CME Term SOFR + 2.50%), 11/26/2031	GBP	642	644
Hanesbrands, Inc.
6.21% (CME Term SOFR + 2.00%), 11/19/2026 (2)	GBP	495	494
Healthpeak Properties, Inc.
5.30% (CME Term SOFR + 0.84%), 02/22/2027 (2)	GBP	3,419	3,347
5.30% (CME Term SOFR + 0.84%), 08/20/2027 (2)	GBP	3,419	3,342
5.32% (SOFR + 0.85%), 03/01/2029 (2)	GBP	6,901	6,711
Hilton Domestic Operating Co. Inc.
6.09% (CME Term SOFR + 1.75%), 11/08/2030 (2)	GBP	381	382
Hilton Garden Inn Waikiki
7.70% (CME Term SOFR + 3.50%), 05/31/2029 (2)(17)(18)	GBP	5,100	5,082
Hunterstown Generation LLC
7.83% (CME Term SOFR + 3.50%), 11/06/2031 (2)	GBP	665	668
Ingenovis Health, Inc.
9.03% (CME Term SOFR + 4.25%), 03/06/2028 (2)	GBP	621	359
9.03% (CME Term SOFR + 4.25%), 03/06/2028 (2)	GBP	1,278	780
Invitation Homes OP LP
5.43% (CME Term SOFR + 0.85%), 09/09/2028 (2)	GBP	10,003	9,803
Jane Street Group LLC
6.40% (CME Term SOFR + 2.00%), 12/15/2031 (2)	GBP	1,452	1,445
Jazz Pharmaceuticals, Inc.
6.61% (CME Term SOFR + 2.25%), 05/05/2028 (2)	GBP	4,205	4,214
Kelso Industries LLC
(CME Term SOFR + 5.75%), 12/26/2029	GBP	389	383
(CME Term SOFR + 5.75%), 12/26/2029	GBP	1,011	996
KFC Holding Co.
6.24% (CME Term SOFR + 1.75%), 03/15/2028 (2)	GBP	1,125	1,126
Lackawanna Energy Center LLC
8.61% (CME Term SOFR + 4.25%), 08/06/2029 (2)	GBP	59	59
8.61% (CME Term SOFR + 4.25%), 08/06/2029 (2)	GBP	269	271
Lealand Finance Co. BV
7.47% (CME Term SOFR + 3.00%), 06/30/2027 (2)	GBP	149	74
8.47% (CME Term SOFR + 4.00%), 12/31/2027 (2)	GBP	704	271
Match Group, Inc.
6.27% (CME Term SOFR + 1.75%), 02/13/2027 (2)	GBP	330	329
Mativ Holdings, Inc.
6.96% (CME Term SOFR + 2.50%), 05/06/2027 (2)	GBP	764	757
Mediapro
8.43%, 08/14/2029 (2)	GBP	8,100	8,369
Mercury Aggregator LP
13.50% (FIXED + 13.50%), 04/03/2026 (2)	GBP	1,632	1,632
MH Sub I LLC
(CME Term SOFR + 4.25%), 12/11/2031	GBP	1,884	1,866
8.61% (CME Term SOFR + 4.25%), 05/03/2028 (2)	GBP	513	513
Modivcare, Inc.
9.08% (CME Term SOFR + 4.75%), 07/01/2031 (2)	GBP	4,480	4,219

The accompanying notes are an integral part of these financial statements.

243

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.72% – (continued)
Naked Juice LLC
7.43% (CME Term SOFR + 3.25%), 01/24/2029 (2)	GBP	6,016	$3,939
10.43% (CME Term SOFR + 6.00%), 01/24/2030 (2)	GBP	859	284
NEP Group, Inc.
(CME Term SOFR + 3.25%), 08/19/2026	GBP	793	721
Nielsen Consumer, Inc.
9.11% (CME Term SOFR + 4.75%), 03/06/2028 (2)	GBP	546	550
NSM Top Holdings Corp.
9.68% (CME Term SOFR + 5.25%), 05/14/2029 (2)	GBP	561	566
Osmosis Buyer Ltd.
8.05% (CME Term SOFR + 3.50%), 07/31/2028 (2)	GBP	648	648
Peer Holding III BV
7.33% (CME Term SOFR + 3.00%), 07/01/2031 (2)	GBP	934	938
Poseidon Bidco
7.68% (EURIBOR + 5.00%), 03/13/2030 (2)	GBP	15,000	9,920
Potomac Energy Center LLC
(CME Term SOFR + 6.00%), 11/12/2026	GBP	723	725
Renaissance Holding Corp.
8.36% (CME Term SOFR + 4.00%), 04/05/2030 (2)	GBP	1,373	1,368
Research Now Group LLC
9.79% (CME Term SOFR + 5.00%), 07/15/2028 (2)	GBP	368	368
10.29% (CME Term SOFR + 5.50%), 10/15/2028 (2)	GBP	598	555
Ryan LLC
(CME Term SOFR + 3.50%), 11/14/2030	GBP	697	699
Sabre GLBL, Inc.
9.46% (CME Term SOFR + 5.00%), 06/30/2028 (2)	GBP	513	498
SBA Senior Finance II LLC
6.11% (CME Term SOFR + 2.00%), 01/25/2031 (2)	GBP	954	953
Showtime Acquisition, LLC
9.24% (CME Term SOFR + 4.75%), 08/16/2031 (2)	GBP	1,767	1,771
Sigma Holdco BV
8.17% (EURIBOR + 4.50%), 01/03/2028 (2)	GBP	17,600	18,230
South Field Energy LLC
8.08% (CME Term SOFR + 3.75%), 08/29/2031 (2)	GBP	53	54
8.08% (CME Term SOFR + 3.75%), 08/29/2031 (2)	GBP	855	860
Spin Holdco, Inc.
8.71% (CME Term SOFR + 4.00%), 03/04/2028 (2)	GBP	2,594	2,178
Star Parent, Inc.
8.33% (CME Term SOFR + 3.75%), 09/27/2030 (2)	GBP	1,278	1,247
Stubhub Holdco Sub LLC
9.11% (CME Term SOFR + 4.75%), 03/15/2030 (2)	GBP	593	593
SVF II Finco LP
6.00% (FIXED + 6.00%), 12/23/2025 (2)(18)	GBP	6,733	6,631
Syniverse Holdings LLC
11.33% (CME Term SOFR + 7.00%), 05/13/2027 (2)	GBP	284	285
Talen Energy Supply LLC
(CME Term SOFR + 2.50%) 12/12/2031	GBP	273	274
TCP Sunbelt Acquisition Co.
8.77% (CME Term SOFR + 4.25%), 10/16/2031 (2)	GBP	1,200	1,202
Technimark Holdings LLC
(CME Term SOFR + 3.25%), 04/14/2031	GBP	1,863	1,860
Telenet Financing USD LLC
6.51% (CME Term SOFR + 2.00%), 04/28/2028 (2)	GBP	796	773
TransDigm, Inc.
6.83% (CME Term SOFR + 2.50%), 02/28/2031 (2)	GBP	35,492	35,540
7.08% (CME Term SOFR + 2.75%), 08/24/2028 (2)	GBP	1,438	1,442
7.08% (CME Term SOFR + 2.75%), 03/22/2030 (2)	GBP	2,045	2,051

The accompanying notes are an integral part of these financial statements.

244

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.72% – (continued)
TruGreen LP
8.46% (CME Term SOFR + 4.00%), 11/02/2027 (2)	GBP	781	$758
U.S. Renal Care, Inc.
9.47% (CME Term SOFR + 5.00%), 06/20/2028 (2)	GBP	943	881
United Natural Foods, Inc.
9.11% (CME Term SOFR + 4.75%), 05/01/2031 (2)	GBP	1,706	1,729
Virgin Media Bristol LLC
7.01% (CME Term SOFR + 2.50%), 01/31/2028 (2)	GBP	626	621
Vistra Operations Co. LLC
6.11% (CME Term SOFR + 2.00%), 12/20/2030 (2)	GBP	1,461	1,462
WEC U.S. Holdings Ltd.
6.80% (CME Term SOFR + 2.25%), 01/27/2031 (2)	GBP	1,088	1,088
William Morris Endeavor Entertainment LLC
7.22% (CME Term SOFR + 2.75%), 05/18/2025 (2)	GBP	813	814
Xerox Corp.
8.34% (CME Term SOFR + 4.00%), 11/17/2029 (2)	GBP	1,319	1,315
Zayo Group Holdings, Inc.
7.47% (CME Term SOFR + 3.00%), 03/09/2027 (2)	GBP	5,111	4,776
8.61% (CME Term SOFR + 4.25%), 03/09/2027 (2)	GBP	1,083	1,015

Total Bank Loans (Cost: $275,696)			265,410

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.06%
Communications – 0.05%
Clear Channel Outdoor Holdings, Inc. – Class A (8)		2,065	2,829
iHeartMedia, Inc. – Class A (8)		499	988
iHeartMedia, Inc. – Class B (8)(18)		365	651
Intelsat SA (8)(17)		447	13,279
Windstream Holdings II LLC (8)(18)		9	123

Total Communications			17,870

Financials – 0.00% (14)
Voyager Aviation Holdings LLC (1)(8)(13)(18)		0	—

Total Financials			—

Healthcare – 0.01%
AmSurg Corp. (8)(17)(18)		91	4,164

Total Healthcare			4,164

Total Common Stocks (Cost: $54,369)			22,034

CONVERTIBLE PREFERRED STOCKS – 0.06%
Industrials – 0.06%
Boeing Co, 6.00%		341	20,789

Total Industrials			20,789

Total Convertible Preferred Stocks (Cost: $17,265)			20,789

The accompanying notes are an integral part of these financial statements.

245

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.00% (14)
Financials – 0.00% (14)
Cayenne Aviation Holdings LLC (1)(8)(13)(18)	0	$—

Total Financials		—

Total Preferred Stocks (Cost: $61)		—

WARRANTS – 0.00% (14)
Communications – 0.00% (14)
Intelsat SA, expires 02/17/2027 (8)(13)(18)	1	—
Intelsat SA, expires 02/17/2027 (8)(13)(18)	4	—
Windstream Holdings II LLC, expires 10/25/2059 (8)(18)	6	81

Total Communications		81

Total Warrants (Cost: $8,430)		81

SHORT-TERM INVESTMENTS – 2.47%
Money Market Funds – 1.75%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.42% (15)	647,145	647,145

Total Money Market Funds (Cost: $647,145)		647,145

	Principal Amount (000s)	Value (000s)
Government Related – 0.52%
Federal Home Loan Bank Discount Notes, 0.00%, 01/27/2025	$17,650	17,594
Federal Home Loan Bank Discount Notes, 0.00%, 03/18/2025	105,000	104,057
Federal Home Loan Bank Discount Notes, 0.00%, 03/21/2025	50,000	49,533
Federal Home Loan Bank Discount Notes, 0.00%, 05/09/2025	25,000	24,630

Total Government Related (Cost: $195,713)		195,814

Corporate Bonds – 0.06%
Consumer, Cyclical – 0.00% (14)
Gol Finance SA
14.86% (1 Month Term SOFR + 10.50%), 01/29/2025 (1)(2)	334	346

Total Consumer, Cyclical		346

Utilities – 0.06%
Pacific Gas & Electric Co.
5.39% (SOFR + 0.95%), 09/04/2025 (2)	22,100	22,137

Total Utilities		22,137

Total Corporate Bonds (Cost: $22,433)		22,483

Repurchase Agreements – 0.02%
BNP Paribas S.A., 4.58% dated 12/31/2024, due 01/02/2025, repurchase price $5,801 (collateralized by U.S. Treasury Note, value $5,912, 2.88%, 04/30/2029)	5,800	5,800

Total Repurchase Agreements (Cost: $5,800)		5,800

The accompanying notes are an integral part of these financial statements.

246

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
U.S. Treasury Bills – 0.02%
U.S. Treasury Bill, 0.00%, 01/23/2025 (10)		$846	$844
U.S. Treasury Bill, 0.00%, 01/30/2025 (10)		837	834
U.S. Treasury Bill, 0.00%, 02/06/2025 (10)		444	442
U.S. Treasury Bill, 0.00%, 02/20/2025 (10)		1,446	1,438
U.S. Treasury Bill, 0.00%, 03/13/2025 (10)		134	133
U.S. Treasury Bill, 0.00%, 03/20/2025 (10)		2,207	2,187

Total U.S. Treasury Bills (Cost: $5,877)			5,878

Time Deposits – 0.10%
BNP Paribas, Paris, -0.45% due 01/03/2025	CHF	172	189
BNP Paribas, Paris, 3.23% due 01/02/2025	AUD	4,801	2,972
Brown Brothers Harriman, 1.37% due 01/02/2025 (13)	SGD	1	0
Brown Brothers Harriman, 2.31% due 01/03/2025	NZD	385	215
Brown Brothers Harriman, 2.60% due 01/02/2025 (13)	NOK	4	0
Citibank, London, 1.96% due 01/02/2025	EUR	6,195	6,418
HSBC, Hong Kong, 4.34% due 01/02/2025	HKD	436	56
JP Morgan, New York, 3.83% due 01/02/2025		$15,531	15,531
Royal Bank of Canada, London, 3.92% due 01/02/2025	GBP	6,453	8,080
Royal Bank of Canada, Toronto, 2.30% due 01/02/2025	CAD	3,107	2,161
Skandinaviska Enskilda Banken AB, Stockholm, -0.93% due 01/02/2025	SEK	635	57
Standard Chartered Bank, Johannesburg, 6.25% due 01/02/2025	ZAR	11,349	601
Sumitomo Trust Bank, London, 3.83% due 01/02/2025		$45	45
Sumitomo, Tokyo, 0.01% due 01/06/2025	JPY	255,170	1,622

Total Time Deposits (Cost: $37,947)			37,947

Total Short-Term Investments (Cost: $914,915)			915,067

TOTAL INVESTMENTS IN SECURITIES – 119.70% (Cost: $46,018,758)			44,350,525

TBA SALE COMMITMENTS – (1.30)%
Mortgage-Backed Obligations – (1.30)%
Fannie Mae
2.50%, 02/01/2055 (16)		$(50,200)	(40,889)
3.00%, 01/01/2040 (16)		(5,638)	(5,245)
3.00%, 02/01/2055 (16)		(221,350)	(187,993)
3.50%, 01/01/2040 (16)		(697)	(659)
4.50%, 01/01/2055 (16)		(25,400)	(23,888)
5.00%, 01/01/2055 (16)		(86,600)	(83,575)
6.50%, 01/01/2055 (16)		(108,579)	(110,818)
Ginnie Mae
3.50%, 01/01/2055 (16)		(5,745)	(5,135)
6.00%, 01/01/2055 (16)		(25,000)	(25,164)

Total Mortgage-Backed Obligations (Proceeds Received: $ (487,094))			(483,366)

Total TBA Sale Commitments (Proceeds Received: $ (487,094))			(483,366)

LIABILITIES IN EXCESS OF OTHER ASSETS – (18.40)%			(6,817,927)

TOTAL NET ASSETS – 100.00%			37,049,232

The accompanying notes are an integral part of these financial statements.

247

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

COP	Colombian Peso

CZK	Czech Koruna

DOP	Dominican Republic peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah
JPY	Japanese Yen

KZT	Kazakhstan Tenge

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

ZAR	South African Rand

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144 (A) under the Securities Act of 1933. The value of these securities totals $10,877,603, which represents 29.36% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2024.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2024.

(4)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2024.

(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(7)	Security in default as of December 31, 2024. The value of these securities totals $8,379, which represents 0.02% of total net assets.

(8)	Non-income producing security.

(9)	Inflation protected security. The value of these securities totals $901,158, which represents 2.43% of total net assets.

(10)	All or a portion of the security assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $215,322, which represents 0.58% of total net assets.

(11)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities totals $106,057, which represents 0.29% of total net assets.

(12)	Delayed delivery purchase commitment security. The value of these securities totals $7,367,311, which represents 19.89% of total net assets.

(13)	A zero balance may reflect actual amounts rounding to less than one thousand.

(14)	Amount calculated is less than 0.005%.

(15)	Represents annualized seven-day yield as of the close of the reporting period.

(16)	Delayed delivery sale commitment security. The value of these securities totals $(483,366), which represents (1.30)% of total net assets.

(17)	Security that is restricted at December 31, 2024. The value of these securities totals $196,729, which represents 0.53% of total net assets.

(18)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $70,900 which represents 0.19% of total net assets.

The accompanying notes are an integral part of these financial statements.

248

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Mar. 2025	AUD	31,454	$19,213	$(256)
5,459	Long Gilt Future	Mar. 2025	GBP	517,804	631,541	(16,698)
19,190	U.S. 2 Year Note Future	Mar. 2025		$3,945,603	3,945,644	41
8,225	U.S. 5 Year Note Future	Mar. 2025		879,695	874,356	(5,339)
1,647	U.S. 10 Year Note Future	Mar. 2025		181,371	179,111	(2,260)
2,840	U.S. Long Bond Future	Mar. 2025		333,303	323,316	(9,987)
24,650	U.S. Ultra 10 Year Note Future	Mar. 2025		2,783,819	2,743,854	(39,965)
7,640	U.S. Ultra Bond Future	Mar. 2025		945,518	908,444	(37,074)

						(111,538)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(544)	Canadian 10 Year Bond Future	Mar. 2025	CAD	(65,503)	$(46,402)	$(833)
(196)	Euro-Bobl Future	Mar. 2025	EUR	(23,367)	(23,929)	276
(1,184)	Euro-Bund Future	Mar. 2025		(161,310)	(163,657)	3,436
(208)	Euro-Buxl 30 Year Bond Future	Mar. 2025		(29,346)	(28,587)	1,811
(70)	Euro-Schatz Future	Mar. 2025		(7,521)	(7,757)	33
(56)	Long Gilt Future	Mar. 2025	GBP	(5,338)	(6,479)	205
(1,812)	U.S. 5 Year Note Future	Mar. 2025		$(194,128)	(192,624)	1,504
(8,358)	U.S. 10 Year Note Future	Mar. 2025		(918,803)	(908,932)	9,871
(2,591)	U.S. Ultra 10 Year Note Future	Mar. 2025		(292,048)	(288,410)	3,638
(81)	U.S. Ultra Bond Future	Mar. 2025		(9,906)	(9,632)	274

						20,215

						$(91,323)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL	12,363	USD	1,997	01/03/25	Barclays Bank	$5
BRL	514,230	USD	83,043	01/03/25	Goldman Sachs	194
BRL	95,848	USD	15,479	01/03/25	J.P. Morgan	36
COP	7,304,494	USD	1,640	01/23/25	Morgan Stanley	13
EGP	30,422	USD	574	03/24/25	Citibank	6
EGP	31,742	USD	574	06/23/25	Citibank	4
IDR	1,929,567	USD	118	03/05/25	BNP Paribas	1
IDR	192,711	USD	12	03/05/25	J.P. Morgan (1)	0
MXN	12,016	USD	574	01/15/25	Citibank	1
PEN	1,861	USD	490	01/23/25	Goldman Sachs	5
PHP	98,492	USD	1,680	01/23/25	Barclays Bank	11
PLN	5,209	USD	1,260	01/23/25	J.P. Morgan (1)	0
THB	18,365	USD	530	01/23/25	UBS	9
TRY	890,388	USD	23,638	01/16/25	Goldman Sachs	1,210
TRY	45,596	USD	1,240	01/23/25	J.P. Morgan	23
TRY	356,193	USD	8,842	02/03/25	J.P. Morgan	910
TRY	53,529	USD	1,300	02/07/25	J.P. Morgan	160
TRY	110,273	USD	2,904	02/18/25	BNP Paribas	75
TRY	177,496	USD	4,733	02/18/25	Goldman Sachs	62
TRY	1,367,410	USD	36,291	02/18/25	J.P. Morgan	647
TRY	574,316	USD	15,124	02/25/25	J.P. Morgan	295
TRY	855,779	USD	19,565	05/02/25	J.P. Morgan	2,033
TRY	321,838	USD	7,372	05/05/25	J.P. Morgan	729

The accompanying notes are an integral part of these financial statements.

249

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
TRY	383,318	USD	8,711	05/06/25	J.P. Morgan	$928
TRY	514,171	USD	11,569	05/08/25	J.P. Morgan	1,337
TRY	13,161	USD	296	05/20/25	J.P. Morgan	31
USD	2,020	BRL	12,363	01/03/25	Barclays Bank	19
USD	104,649	BRL	543,000	01/03/25	Goldman Sachs	16,756
USD	50,189	BRL	305,948	01/03/25	J.P. Morgan	666
USD	957	MXN	19,331	01/06/25	BNP Paribas	31
USD	3,303	PEN	12,344	01/10/25	BNP Paribas	19
USD	32,518	PEN	121,106	01/13/25	Goldman Sachs	297
USD	836	MXN	17,180	01/15/25	Barclays Bank	14
USD	5,222	AUD	8,113	01/15/25	BNP Paribas	201
USD	8,316	CAD	11,663	01/15/25	BNP Paribas	199
USD	228,150	GBP	179,657	01/15/25	BNP Paribas	3,261
USD	2,687	MXN	55,540	01/15/25	Citibank	29
USD	259,385	EUR	244,814	01/15/25	Deutsche Bank	5,670
USD	3,792	EUR	3,596	01/15/25	J.P. Morgan	65
USD	119,619	GBP	94,308	01/15/25	J.P. Morgan	1,567
USD	173	NOK	1,920	01/15/25	J.P. Morgan	5
USD	250	NZD	424	01/15/25	J.P. Morgan	13
USD	217	EUR	198	01/16/25	Deutsche Bank	12
USD	122,667	EUR	111,164	01/17/25	Bank of America	7,452
USD	818	GBP	645	01/17/25	Bank of America	11
USD	5,008	INR	429,386	01/17/25	BNP Paribas (1)	0
USD	46,545	ZAR	823,348	01/17/25	BNP Paribas	2,973
USD	32,745	EUR	30,648	01/17/25	Goldman Sachs	980
USD	12,390	GBP	9,445	01/17/25	Goldman Sachs	567
USD	6,089	TWD	193,334	01/22/25	BNP Paribas	212
USD	15,883	TWD	511,338	01/22/25	Goldman Sachs	338
USD	23,044	TWD	745,602	01/22/25	J.P. Morgan	378
USD	336	EUR	320	01/23/25	Bank of America	5
USD	725	EUR	690	01/23/25	Barclays Bank	10
USD	537	GBP	425	01/23/25	Barclays Bank	5
USD	180	IDR	2,869,650	01/23/25	Barclays Bank	3
USD	1,740	SEK	19,108	01/23/25	Barclays Bank	11
USD	300	BRL	1,835	01/23/25	Citibank	4
USD	1,490	COP	6,520,240	01/23/25	Citibank	14
USD	1,774	EUR	1,679	01/23/25	Deutsche Bank	33
USD	1,270	BRL	7,757	01/23/25	J.P. Morgan	19
USD	560	CAD	780	01/23/25	J.P. Morgan	17
USD	1,491	EUR	1,420	01/23/25	J.P. Morgan	19
USD	910	KRW	1,300,998	01/23/25	J.P. Morgan	29
USD	550	THB	18,642	01/23/25	J.P. Morgan	3
USD	540	CZK	12,906	01/23/25	Morgan Stanley	9
USD	40	SEK	438	01/23/25	Morgan Stanley (1)	0
USD	420	SGD	564	01/23/25	Morgan Stanley	7
USD	530	ZAR	9,675	01/23/25	Morgan Stanley	18
USD	1,097	AUD	1,690	01/23/25	UBS	51
USD	2,220	CAD	3,120	01/23/25	UBS	48
USD	5,317	EUR	5,035	01/23/25	UBS	98
USD	2,209	GBP	1,750	01/23/25	UBS	18
USD	7,359	PLN	30,409	01/23/25	UBS	1
USD	750	SGD	1,007	01/23/25	UBS	12
USD	5,663	MXN	114,860	01/27/25	BNP Paribas	179
USD	1,797	MXN	36,728	01/31/25	J.P. Morgan	45
USD	580	PEN	2,165	02/12/25	Citibank	4
USD	6,064	ZAR	109,144	02/18/25	Barclays Bank	305

The accompanying notes are an integral part of these financial statements.

250

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	4,872	COP	21,332,821	02/21/25	Citibank	$61
USD	3,232	CZK	77,597	02/27/25	Morgan Stanley	39
USD	10,650	MXN	218,221	03/18/25	Deutsche Bank	312
USD	17,821	MXN	364,158	03/18/25	Goldman Sachs	570
USD	54,076	BRL	333,533	03/19/25	Barclays Bank	791
USD	64,384	EUR	60,682	03/19/25	Barclays Bank	1,319
USD	19,796	MXN	406,519	03/19/25	Barclays Bank	541
USD	10,717	MXN	219,765	03/19/25	BNP Paribas	308
USD	52,758	GBP	41,359	03/19/25	Citibank	1,011
USD	8,460	GBP	6,692	03/19/25	Deutsche Bank	87
USD	5,061	MXN	103,460	03/19/25	Goldman Sachs	161
USD	18,032	JPY	2,695,508	03/19/25	J.P. Morgan	750
USD	24,334	EUR	23,085	03/19/25	UBS	343
USD	547	BRL	3,376	04/02/25	Barclays Bank	8
USD	2,910	TWD	93,854	04/25/25	BNP Paribas	42
USD	45,360	BRL	271,800	07/02/25	Goldman Sachs	3,098
USD	50,381	BRL	325,167	10/02/25	BNP Paribas	1,071
USD	4,916	BRL	31,800	10/02/25	Goldman Sachs	94
USD	35,724	BRL	231,100	10/02/25	J.P. Morgan	679
USD	950	KWD	276	05/03/29	BNP Paribas	23
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	339
USD	1,980	KWD	576	07/02/29	BNP Paribas	49

					Total Unrealized Appreciation	63,123

AUD	2,116	USD	1,343	01/15/25	BNP Paribas	(33)
AUD	1,690	USD	1,102	01/23/25	J.P. Morgan	(55)
AUD	590	USD	369	01/23/25	UBS	(4)
BRL	11,780	USD	2,020	01/03/25	Barclays Bank	(113)
BRL	610,078	USD	104,481	01/03/25	BNP Paribas	(5,729)
BRL	28,770	USD	4,714	01/03/25	Goldman Sachs	(57)
BRL	210,100	USD	34,499	01/03/25	J.P. Morgan	(491)
BRL	1,107	USD	180	01/23/25	Citibank	(2)
BRL	2,863	USD	480	01/23/25	Goldman Sachs	(18)
BRL	12,430	USD	2,020	02/04/25	Barclays Bank	(20)
BRL	307,428	USD	50,162	02/04/25	J.P. Morgan	(704)
BRL	140,239	USD	22,836	03/19/25	Barclays Bank	(432)
BRL	152,740	USD	24,425	03/19/25	Goldman Sachs	(24)
CLP	1,100,121	USD	1,110	01/23/25	Barclays Bank	(4)
CLP	535,212	USD	550	01/23/25	Goldman Sachs	(12)
COP	3,264,368	USD	750	01/23/25	Goldman Sachs	(11)
CZK	26,406	USD	1,100	01/23/25	Morgan Stanley	(14)
EGP	9,035	USD	178	01/08/25	Bank of America	(1)
EUR	2,813	USD	2,946	01/15/25	BNP Paribas	(30)
EUR	1,701	USD	1,789	01/15/25	Goldman Sachs	(26)
EUR	2,289	USD	2,407	01/15/25	J.P. Morgan	(35)
EUR	60	USD	65	01/16/25	UBS	(4)
EUR	2,294	USD	2,416	01/17/25	Bank of America	(39)
EUR	9,403	USD	9,935	01/17/25	Goldman Sachs	(189)
EUR	1,030	USD	1,083	01/23/25	Bank of America	(15)
EUR	1,370	USD	1,440	01/23/25	UBS	(20)
GBP	3,540	USD	4,501	01/15/25	Bank of America	(69)
GBP	1,581	USD	2,004	01/15/25	BNP Paribas	(25)
GBP	3,517	USD	4,427	01/15/25	Deutsche Bank	(24)
GBP	4,961	USD	6,308	01/15/25	J.P. Morgan	(98)
GBP	3,646	USD	4,572	01/15/25	Morgan Stanley	(8)
GBP	1,573	USD	1,985	01/17/25	Goldman Sachs	(16)
GBP	730	USD	928	01/23/25	Barclays Bank	(14)

The accompanying notes are an integral part of these financial statements.

251

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	430	USD	544	01/23/25	Citibank	$(5)
GBP	590	USD	750	01/23/25	UBS	(12)
GBP	19,240	USD	24,442	03/19/25	Barclays Bank	(369)
HUF	527,064	USD	1,330	01/23/25	Barclays Bank	(4)
HUF	355,245	USD	910	01/23/25	UBS	(17)
IDR	1,172,348	USD	74	01/08/25	J.P. Morgan	(1)
IDR	912,607	USD	58	01/08/25	Morgan Stanley	(1)
IDR	1,215,308	USD	77	01/15/25	J.P. Morgan	(2)
IDR	831,920	USD	52	01/22/25	Goldman Sachs	(1)
IDR	32,546,568	USD	2,040	01/23/25	Barclays Bank	(32)
IDR	1,147,768	USD	72	03/19/25	J.P. Morgan	(1)
INR	1,628,717	USD	19,266	01/17/25	BNP Paribas	(273)
INR	2,629,443	USD	31,061	01/17/25	J.P. Morgan	(398)
INR	431,606	USD	5,008	03/21/25	BNP Paribas	(4)
JPY	3,315,446	USD	21,744	01/15/25	Bank of America	(642)
JPY	5,850,758	USD	39,222	01/15/25	BNP Paribas	(1,985)
JPY	5,205,072	USD	34,757	01/15/25	J.P. Morgan	(1,630)
JPY	421,259	USD	2,790	01/23/25	UBS	(106)
KRW	61,383	USD	44	01/15/25	BNP Paribas	(2)
KRW	15,854	USD	12	01/15/25	Deutsche Bank	(1)
KRW	22,866	USD	16	01/22/25	Deutsche Bank	(1)
KRW	1,269,755	USD	910	01/23/25	UBS	(50)
MXN	42,412	USD	2,070	01/23/25	Citibank	(43)
MXN	10,774	USD	530	01/23/25	Goldman Sachs	(15)
MXN	188,928	USD	9,279	02/11/25	Goldman Sachs	(281)
MXN	416,784	USD	20,601	02/13/25	Deutsche Bank	(755)
MXN	153,346	USD	7,473	03/19/25	BNP Paribas	(210)
PEN	2,165	USD	578	02/12/25	Citibank	(3)
PLN	204	USD	50	01/23/25	Goldman Sachs	(1)
PLN	1,583	USD	385	01/23/25	Morgan Stanley	(2)
SEK	8,144	USD	740	01/23/25	Bank of America	(3)
SGD	215	USD	160	01/23/25	Goldman Sachs	(2)
SGD	1,354	USD	1,010	01/23/25	Morgan Stanley	(18)
TWD	95,452	USD	2,943	01/22/25	BNP Paribas	(41)
USD	1,902	BRL	11,780	01/03/25	Barclays Bank	(4)
USD	98,522	BRL	610,078	01/03/25	BNP Paribas	(230)
USD	2,880	TRY	103,663	01/08/25	Barclays Bank	(37)
USD	118	IDR	1,923,735	01/08/25	BNP Paribas	(1)
USD	177	EGP	9,035	01/08/25	Citibank (1)	(0)
USD	12	IDR	192,111	01/08/25	J.P. Morgan (1)	(0)
USD	170	COP	763,300	01/23/25	Barclays Bank	(3)
USD	1,130	HUF	452,581	01/23/25	Barclays Bank	(8)
USD	90	TRY	3,273	01/23/25	Barclays Bank	(1)
USD	730	COP	3,227,330	01/23/25	Citibank (1)	(0)
USD	1,100	THB	38,006	01/23/25	Citibank	(16)
USD	380	JPY	59,678	01/23/25	J.P. Morgan (1)	(0)
USD	313	TRY	11,525	01/23/25	UBS	(6)
USD	24,181	PEN	91,826	02/21/25	Bank of America	(217)
USD	10,773	PEN	40,937	02/26/25	BNP Paribas	(103)
USD	8,010	PEN	30,413	03/24/25	Goldman Sachs	(66)
USD	5,961	PEN	22,482	04/21/25	Goldman Sachs	(6)
USD	19,870	PEN	75,546	05/27/25	Deutsche Bank	(167)
ZAR	28,161	USD	1,528	01/17/25	J.P. Morgan	(38)
ZAR	26,714	USD	1,500	01/23/25	Barclays Bank	(87)
ZAR	29,987	USD	1,640	01/23/25	Morgan Stanley	(54)

					Total Unrealized Depreciation	(16,291)

					Net Unrealized Appreciation	$46,832

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

252

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won
KWD	Kuwaiti Dinar

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PHP	Philippine Peso

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
iTraxx Europe Crossover Series 42 Version 1 Index	5.00%	12/20/2029	3.12%	EUR 5,732	$(464)	$(12)	$(476)

					$(464)	$(12)	$(476)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2024	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	6/20/2026	0.36%		$2,700	$511	$(485)	$26
AT&T, Inc.	1.00	6/20/2028	0.50		1,300	(7)	28	21
Boeing Co.	1.00	12/20/2029	1.09		5,000	(101)	82	(19)
CDX.EM.34	1.00	12/20/2025	1.10		2,852	(185)	183	(2)
CDX.EM.36	1.00	12/20/2026	0.97		25,760	(515)	537	22
CDX.EM.38	1.00	12/20/2027	1.25		2,400	(120)	104	(16)
CDX.EM.39	1.00	6/20/2028	1.33		800	(227)	219	(8)
CDX.EM.40	1.00	12/20/2028	1.48		3,200	(144)	90	(54)
CDX.EM.41	1.00	6/20/2029	1.61		800	(30)	11	(19)
CDX.EM.42	1.00	12/20/2029	1.73		1,000	(29)	(2)	(31)
CDX.NA.HY.35	5.00	12/20/2025	1.00		480	38	(19)	19
CDX.NA.HY.39	5.00	12/20/2027	2.21		873	(17)	84	67
CDX.NA.HY.40	5.00	6/20/2028	2.51		1,568	272	(149)	123
CDX.NA.HY.41	5.00	12/20/2028	2.69		495	(3,242)	3,283	41
CDX.NA.HY.43	5.00	12/20/2029	3.12		262,461	19,549	1,087	20,636
CDX.NA.HY.43	5.00	12/20/2029	3.12		210,100	15,297	1,222	16,519
Ford Motor Credit Co. LLC	5.00	6/20/2025	0.26		700	27	(11)	16
Ford Motor Credit Co. LLC	5.00	12/20/2025	0.31		600	23	5	28
Ford Motor Credit Co. LLC	5.00	6/20/2026	0.49		19,400	3	1,281	1,284
Rolls-Royce PLC	1.00	6/20/2025	0.15	EUR	14,300	(282)	346	64

						$30,821	$7,896	$38,717

The accompanying notes are an integral part of these financial statements.

253

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	American Electric Power Co., Inc.	1.00%	Quarterly	12/20/2029	0.32%	$12,731	$(373)	$(18)	$(391)
Goldman Sachs	American Express Co.	1.00	Quarterly	12/20/2029	0.32	6,460	(194)	(7)	(201)
Barclays Bank	Colombia Government International	1.00	Quarterly	12/20/2029	2.14	1,577	80	(3)	77
Goldman Sachs	Dominion Energy, Inc.	1.00	Quarterly	12/20/2029	0.44	6,326	(180)	18	(162)
Goldman Sachs	Turkiye Government International	1.00	Quarterly	12/20/2029	2.60	1,750	146	(28)	118
Goldman Sachs	Turkiye Government International	1.00	Quarterly	12/20/2029	2.60	158	13	(2)	11

							$(508)	$(40)	$(548)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
BNP Paribas	Colombia Government International	1.00%	Quarterly	12/20/2027	1.35%	$600	$(54)	$48	$(6)
Goldman Sachs	Colombia Government International (1)	1.00	Quarterly	6/20/2027	1.20	1,900	0	(8)	(8)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.35	800	(71)	64	(7)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.98	1,400	(66)	67	1
J.P. Morgan	Colombia Government International	1.00	Quarterly	6/20/2027	1.20	400	(15)	14	(1)
Morgan Stanley	Colombia Government International (1)	1.00	Quarterly	6/20/2027	1.20	900	0	(4)	(4)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.35	1,000	(89)	80	(9)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	1.15	200	(2)	1	(1)
J.P. Morgan	Mexico Government International (1)	1.00	Quarterly	6/20/2026	0.64	100	(1)	1	0
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.71	500	262	(260)	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.84	400	(4)	6	2

The accompanying notes are an integral part of these financial statements.

254

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	Mexico Government International (1)	1.00	Quarterly	6/20/2028	1.06	300	(7)	7	0
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	1.15	1,100	(12)	6	(6)
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	0.68	200	(34)	35	1

							$(93)	$57	$(36)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.50%	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	$(252)	$3,353	$3,101
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052		158,000	949	7,511	8,460
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,884	18,841	23,725
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,796)	50,655	35,859
2.18	6 Month EURIBOR (1)	Paid	Semi-Annual	11/7/2054	EUR	2,111	0	7	7
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		$3,200	(10)	1,024	1,014
2.26	6 Month EURIBOR	Paid	Semi-Annual	10/22/2054	EUR	1,550	(8)	38	30
2.43	6 Month EURIBOR (1)	Received	Semi-Annual	6/19/2054		2,942	0	(205)	(205)
2.43	6 Month EURIBOR (1)	Received	Semi-Annual	6/20/2054		2,849	0	(198)	(198)
2.44	6 Month EURIBOR (1)	Paid	Semi-Annual	6/24/2054		2,007	0	146	146
2.46	6 Month EURIBOR (1)	Received	Semi-Annual	3/22/2054		3,021	0	(217)	(217)
2.49	6 Month EURIBOR	Received	Semi-Annual	2/19/2054		14,265	1	(1,107)	(1,106)
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,265	1	(1,159)	(1,158)
2.51	6 Month EURIBOR (1)	Received	Semi-Annual	3/1/2054		7,193	0	(596)	(596)
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,072	1	(1,167)	(1,166)
2.54	6 Month EURIBOR	Received	Semi-Annual	4/22/2054		11,690	(24)	(1,062)	(1,086)
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,494	11,209	19,703
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	345	(2,139)	(1,794)
3.15	1 Year SOFR	Received	Annual	11/15/2053		$172,200	—	23,580	23,580
3.16	1 Year SOFR	Received	Annual	11/15/2053		49,800	—	6,764	6,764
3.17	1 Year SOFR	Received	Annual	11/15/2053		108,000	—	14,416	14,416
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,328	9,106	15,434
3.50	1 Year SOFR	Received	Annual	6/20/2054		87,200	6,945	424	7,369
3.50	1 Year SOFR	Received	Annual	12/18/2054		133,200	(5,825)	15,848	10,023
3.52	1 Year SOFR	Received	Annual	12/20/2053		52,517	—	3,868	3,868
3.59	6 Month CZK PRIBOR (1)	Paid	Semi-Annual	3/19/2028	CZK	21,741	0	0	0
3.62	6 Month CZK PRIBOR (1)	Paid	Semi-Annual	3/19/2028		25,523	0	0	0
3.62	1 Year SOFR	Received	Annual	11/15/2052		$121,500	(189)	7,092	6,903
3.69	1 Year SOFR	Received	Annual	11/15/2052		39,800	(551)	2,366	1,815
3.75	1 Year SOFR	Received	Annual	6/20/2029		92,500	(490)	2,281	1,791
3.75	1 Year SOFR	Received	Annual	12/18/2029		50,500	(1,006)	1,684	678
3.75	1 Year SOFR	Received	Annual	6/20/2031		346,300	3,125	5,282	8,407
3.75	1 Year SOFR	Received	Annual	12/18/2031		34,780	(132)	776	644
3.75	1 Year SOFR	Paid	Annual	6/20/2034		6,940	(217)	(6)	(223)
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2034	GBP	15,900	(247)	808	561
3.75	1 Year SOFR	Paid	Annual	12/18/2034		$1,800	57	(105)	(48)
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2054	GBP	600	(12)	75	63
3.85	1 Year SOFR (1)	Paid	Annual	6/9/2026		$78,220	0	(140)	(140)
3.90	6 Month SOFR	Paid	Semi-Annual	12/9/2025		460,520	1	(309)	(308)
3.91	1 Year SOFR (1)	Paid	Annual	6/3/2026		114,320	0	(144)	(144)

The accompanying notes are an integral part of these financial statements.

255

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00	Sterling Overnight Index Average	Received	Annual	9/18/2029	GBP	11,000	(300)	371	71
4.02	1 Year SOFR	Paid	Annual	5/15/2026		$232,941	1	(72)	(71)
4.25	1 Year SOFR	Received	Annual	3/20/2031		4,130	(182)	168	(14)
4.50	6 Month Australian Bank Bill	Paid	Semi-Annual	3/20/2034	AUD	97,500	(289)	1,193	904
4.68	3 Month CZK PRIBOR (1)	Received	Quarterly	3/20/2025	CZK	116,654	0	(179)	(179)
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	296	930	1,226
4.88	6 Month PLN WIBOR (1)	Paid	Semi-Annual	3/19/2030	PLN	3,380	0	(3)	(3)
4.94	6 Month PLN WIBOR (1)	Paid	Semi-Annual	3/19/2030		5,633	0	(1)	(1)
5.14	6 Month PLN WIBOR (1)	Received	Semi-Annual	12/20/2025		8,777	0	11	11
5.16	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/19/2026		10,383	0	1	1
5.24	6 Month PLN WIBOR (1)	Received	Semi-Annual	9/19/2026		17,305	0	(3)	(3)
7.97	3 Month ZAR SAJIBOR (1)	Received	Quarterly	6/6/2026	ZAR	36,670	0	(12)	(12)
8.15	3 Month ZAR SAJIBOR (1)	Received	Quarterly	5/7/2026		52,417	0	(21)	(21)
8.67	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/6/2028	MXN	27,796	0	23	23
8.97	Mexico Interbank TIIE 28 Day (1)	Received	Lunar	12/14/2029		14,680	0	6	6
8.99	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/18/2029		54,600	—	(21)	(21)
9.02	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/17/2029		73,700	—	(24)	(24)
9.14	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2029		105,900	—	(9)	(9)
10.33	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	429,570	—	(7,368)	(7,368)

							$6,898	$173,590	$180,488

Lunar – payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	4.90%	Chile Indice de Camara Promedio Interbank Overnight Index	Paid	11/22/2029	CLP	489,856	$—	$(8)	$(8)
Goldman Sachs	4.91	Chile Indice de Camara Promedio Interbank Overnight Index	Paid	11/22/2029		482,671	—	(8)	(8)
Goldman Sachs	4.93	Chile Indice de Camara Promedio Interbank Overnight Index	Paid	11/22/2029		245,168	—	(4)	(4)
J.P. Morgan	8.62	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	—	11	11
Morgan Stanley	9.73	Colombia Overnight Interbank	Received	5/10/2025		5,566,747	—	2	2
Citibank	9.77	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	14,895	—	(300)	(300)
J.P. Morgan	9.81	Colombia Overnight Interbank	Received	5/10/2025	COP	8,321,410	—	1	1
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	4,179	—	(47)	(47)
Bank of America	10.32	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		212	—	(4)	(4)
Bank of America	10.83	Brazil Cetip DI Interbank Deposit	Paid	7/1/2025		16,410	—	(40)	(40)
J.P. Morgan	10.95	Brazil Cetip DI Interbank Deposit	Paid	7/1/2025		10,249	—	(23)	(23)

The accompanying notes are an integral part of these financial statements.

256

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Interest Rate Swaps (Continued)

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Barclays Bank	10.97	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	17,381	—	252	252
Bank of America	11.59	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	7,700	—	93	93
Barclays Bank	13.02	Brazil Cetip DI Interbank Deposit	Paid	1/2/2029	6,964	—	(104)	(104)
Bank of America	13.09	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	14,052	—	(108)	(108)
Goldman Sachs	13.15	Brazil Cetip DI Interbank Deposit	Paid	1/2/2029	5,027	—	(71)	(71)
Barclays Bank	14.18	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	23,162	—	33	33
Citibank	15.41	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	8,778	—	10	10

						$—	$(315)	$(315)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.00%	10-Year GBP Inflation Linked	Paid	9/15/2031	GBP	7,300	$(6)	$(1,059)	$(1,065)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(969)	(941)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,630)	(1,792)

						$(140)	$(3,658)	$(3,798)

Over-the-Counter Total Return Swap Contracts – Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount (000s)	Upfront Premium Paid / (Received) (000s)	Unrealized Appreciation / (Depreciation) (000s)	Value (000s)
J.P. Morgan	IBOXX USD Liquid Investment	Secured Overnight Financing Rate	Quarterly	3/20/2025	$(2,316)	$(9)	$(2,517)	$(2,526)

						$(9)	$(2,517)	$(2,526)

EURIBOR	Euro Interbank Offered Rate

PRIBOR	Prague Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TIIE	Interbank Equilibrium Interest Rate

WIBOR	Warsaw Interbank Offered Rate

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
Bank of America	12/20/2024	1/3/2025	4.65%	$38,677
BNP Paribas	12/23/2024	1/7/2025	4.66%	4,038
Morgan Stanley	12/27/2024	1/3/2025	5.06%	57,077
Bank of America	12/30/2024	1/3/2025	4.95%	6,265

				$106,057

The accompanying notes are an integral part of these financial statements.

257

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 97.91%
Alabama – 4.01%
Alabama Housing Finance Authority
4.45%, 08/01/2045	$3,500	$3,465
5.00%, 06/01/2026 (1)	3,430	3,450
5.75%, 10/01/2055	4,500	4,877
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,083
5.00%, 11/01/2035	6,400	6,954
Bessemer Governmental Utility Services Corp.
5.00%, 06/01/2039	3,000	3,085
Birmingham Airport Authority
5.00%, 07/01/2028	700	745
5.00%, 07/01/2030	1,000	1,095
5.00%, 07/01/2031	350	383
5.00%, 07/01/2032	300	328
5.00%, 07/01/2034	800	868
Black Belt Energy Gas District
3.95% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052 (2)	1,955	1,901
4.00%, 12/01/2025	1,270	1,274
4.00%, 12/01/2049 (1)	22,530	22,555
4.00%, 07/01/2052 (1)	3,570	3,590
4.00%, 10/01/2052 (1)	35,700	35,707
4.00%, 12/01/2052 (1)	5,930	5,874
4.00%, 04/01/2053 (1)	8,000	8,001
4.25% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053 (2)	22,705	21,950
5.00%, 06/01/2027	1,585	1,628
5.00%, 06/01/2028	2,270	2,353
5.00%, 09/01/2028	3,000	3,120
5.00%, 07/01/2030	3,200	3,387
5.00%, 07/01/2031	1,035	1,101
5.00%, 11/01/2034	2,125	2,288
5.00%, 03/01/2055 (1)	40,135	42,592
5.00%, 05/01/2055 (1)	20,400	21,544
5.00%, 10/01/2055 (1)	10,180	10,735
5.25%, 06/01/2027	1,300	1,344
5.25%, 12/01/2027	1,170	1,218
5.25%, 06/01/2028	1,540	1,610
5.25%, 12/01/2028	1,275	1,340
5.25%, 12/01/2053 (1)	10,080	10,789
5.25%, 01/01/2054 (1)	8,115	8,598
5.25%, 05/01/2055 (1)	15,925	16,973
5.50%, 06/01/2049 (1)	6,970	7,367
5.50%, 11/01/2053 (1)	18,190	19,122
City of Guntersville AL
5.00%, 02/01/2038	260	282
City of Sheffield AL Water & Sewer Revenue
4.00%, 10/01/2032	560	578
Clarke-Mobile Counties Gas District
5.00%, 10/01/2032	1,660	1,820
5.00%, 10/01/2033	1,740	1,914
5.00%, 10/01/2034	1,825	2,011
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2025	475	479
5.00%, 09/01/2026	500	512
County of Jefferson AL
5.00%, 09/15/2032	1,000	1,031

The accompanying notes are an integral part of these financial statements.

258

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 4.01% – (continued)
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	$2,000	$2,108
5.00%, 10/01/2036	6,000	6,547
5.00%, 10/01/2037	6,000	6,535
5.00%, 10/01/2038	2,980	3,240
5.00%, 10/01/2039	4,420	4,797
5.25%, 10/01/2040	1,600	1,761
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250	259
5.00%, 06/01/2028	240	249
5.00%, 12/01/2029	1,250	1,307
5.00%, 12/01/2030	120	126
5.25%, 07/01/2054 (1)	27,215	29,369
5.50%, 11/01/2053 (1)	7,500	8,088
5.75%, 04/01/2054 (1)	3,700	4,073
Guntersville Water Works & Sewer Board
5.00%, 08/01/2034	200	219
5.00%, 08/01/2035	200	217
5.00%, 08/01/2038	605	648
5.00%, 08/01/2039	500	534
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,746
5.00%, 06/01/2037	3,300	3,473
5.00%, 06/01/2053 (1)	12,255	13,044
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,296
5.25%, 10/01/2039	1,220	1,299
5.50%, 10/01/2049	1,755	1,849
5.50%, 10/01/2054	1,420	1,486
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034 (1)	3,870	3,817
Jacksonville Public Educational Building Authority
5.25%, 08/01/2049	4,250	4,509
Lower Alabama Gas District
4.00%, 12/01/2050 (1)	12,610	12,628
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030	1,051
5.00%, 03/01/2038	1,400	1,507
5.00%, 03/01/2039	1,720	1,840
Montgomery County Public Facilities Authority
4.00%, 03/01/2035	1,000	1,019
Prichard Water Works & Sewer Board
2.25%, 11/01/2027 (3)(4)	210	122
2.38%, 11/01/2028 (3)(4)	550	319
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	30,750	32,700
5.00%, 08/01/2054 (1)	32,000	33,886
Southeast Energy Authority A Cooperative District
5.00%, 11/01/2035	26,240	27,200
5.00%, 05/01/2053 (1)	13,125	13,556
5.00%, 01/01/2054 (1)	16,825	17,701
5.00%, 11/01/2055 (1)	29,275	31,121
5.50%, 01/01/2053 (1)	12,400	13,208
State of Alabama Docks Department
5.00%, 10/01/2028	2,000	2,058
5.00%, 10/01/2029	3,500	3,600

The accompanying notes are an integral part of these financial statements.

259

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 4.01% – (continued)
Town of Pike Road AL
5.00%, 03/01/2041	$1,795	$1,954
5.00%, 03/01/2042	1,560	1,693
5.00%, 03/01/2048	7,415	7,850
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (5)	2,250	2,277
Walker County Economic & Industrial Development Authority
4.00%, 08/01/2063 (1)	26,300	26,300
West Jefferson Industrial Development Board
4.30%, 12/01/2038 (1)	5,225	5,225

Total Alabama		639,332

Alaska – 0.21%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	915	887
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2033	2,270	2,417
5.00%, 12/01/2037	1,500	1,584
5.00%, 12/01/2040	2,500	2,699
5.00%, 12/01/2042	1,500	1,561
5.25%, 12/01/2035	1,715	1,882
5.25%, 12/01/2036	930	1,017
5.25%, 12/01/2037	975	1,061
5.25%, 12/01/2047	1,620	1,695
Borough of North Slope AK
5.00%, 06/30/2026	500	514
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,504
5.50%, 02/01/2035	2,370	2,637
5.50%, 02/01/2038	2,795	3,074
5.50%, 02/01/2043	3,680	3,966
5.50%, 02/01/2045	1,405	1,506
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,180	1,156
4.00%, 06/01/2050	3,145	2,765
State of Alaska
5.00%, 08/01/2035	1,000	1,128
University of Alaska
5.00%, 10/01/2025	200	202

Total Alaska		33,255

Arizona – 1.66%
Arizona Board of Regents
5.00%, 07/01/2042	500	508
Arizona Health Facilities Authority
3.85% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (2)	200	199
3.85% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (2)	600	598
3.85% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (2)	2,950	2,912
Arizona Industrial Development Authority
2.65%, 07/01/2026	170	166
3.00%, 12/15/2031 (5)	320	294
3.55%, 07/15/2029	855	825
3.63%, 05/20/2033	2,534	2,400
4.00%, 07/15/2027 (5)	125	125
4.00%, 07/01/2031	250	246
4.00%, 07/01/2031	275	273
5.00%, 02/01/2034	2,585	2,860
5.00%, 11/01/2035	1,100	1,160

The accompanying notes are an integral part of these financial statements.

260

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.66% – (continued)
5.00%, 11/01/2039	$1,000	$1,046
5.00%, 01/01/2042 (1)	16,805	17,257
5.00%, 10/01/2044 (1)	6,120	6,234
Chandler Industrial Development Authority
3.80%, 12/01/2035 (1)	13,850	13,937
4.00%, 06/01/2049 (1)	8,800	8,821
5.00%, 09/01/2052 (1)	20,560	20,963
City of Glendale AZ Water & Sewer Revenue
5.00%, 07/01/2040	1,000	1,109
5.00%, 07/01/2044	1,000	1,092
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,624
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,307
5.00%, 07/01/2026	1,675	1,715
5.00%, 07/01/2027	3,000	3,105
5.00%, 07/01/2028	1,070	1,127
5.00%, 07/01/2028	4,440	4,646
5.00%, 07/01/2029	725	767
5.00%, 07/01/2030	1,000	1,067
5.00%, 07/01/2031	725	773
5.00%, 07/01/2031	2,125	2,212
5.00%, 07/01/2032	120	128
5.00%, 07/01/2034	1,650	1,873
5.00%, 07/01/2035	1,885	2,131
5.00%, 07/01/2036	3,000	3,104
5.00%, 07/01/2036	4,210	4,238
5.00%, 07/01/2037	1,765	1,776
5.00%, 07/01/2039	4,700	4,790
5.00%, 07/01/2041	6,250	6,955
5.00%, 07/01/2045	635	654
County of Phillips AR Sales & Use Tax Revenue
3.88%, 09/01/2043	415	382
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2033	1,920	2,168
5.00%, 07/15/2034	1,785	2,002
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,271
Industrial Development Authority of the City of Phoenix Arizona
3.35%, 12/01/2027	3,840	3,794
5.00%, 07/01/2033	415	428
5.00%, 07/01/2034	765	787
5.00%, 07/01/2036	1,500	1,504
5.00%, 07/01/2038	1,295	1,320
5.13%, 02/01/2034	2,505	2,372
5.38%, 02/01/2041	3,580	3,282
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028	5,000	5,014
5.00%, 09/01/2034 (5)	1,265	1,265
Maricopa County & Phoenix Industrial Development Authorities
6.25%, 03/01/2055	5,855	6,464
Maricopa County Industrial Development Authority
4.25%, 12/01/2031 (1)	10,580	10,612
5.00%, 12/01/2033	2,230	2,497
5.00%, 12/01/2034	1,630	1,834
5.00%, 12/01/2035	2,495	2,795
5.00%, 12/01/2036	1,765	1,969
5.00%, 12/01/2037	690	767
5.00%, 12/01/2038	930	1,031

The accompanying notes are an integral part of these financial statements.

261

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.66% – (continued)
5.00%, 09/01/2042	$1,000	$1,033
5.00%, 01/01/2046 (1)	3,210	3,278
5.00%, 07/01/2047	1,000	1,031
5.00%, 01/01/2053 (1)	10,000	10,853
5.75%, 01/01/2036 (5)	1,500	1,343
6.00%, 01/01/2048 (5)	1,155	943
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	829
5.00%, 07/01/2025	5,000	5,045
5.00%, 07/01/2026	7,000	7,199
5.00%, 07/01/2033	6,555	7,219
5.00%, 07/01/2034	970	1,017
Pima County Unified School District No 20 Vail
5.00%, 07/01/2026	1,000	1,027
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2038	15,035	15,088
4.00%, 01/01/2041	4,680	4,692
5.00%, 01/01/2033	1,000	1,053
5.00%, 12/01/2036	6,670	6,710
5.00%, 01/01/2037	500	522
5.00%, 01/01/2038	3,985	4,099
5.00%, 01/01/2048	1,615	1,739
Western Maricopa Education Center District No 402
5.00%, 07/01/2025	1,410	1,423
Yuma Industrial Development Authority
4.00%, 08/01/2049	1,195	1,166
5.00%, 08/01/2038	1,250	1,377
5.00%, 08/01/2040	875	954
5.25%, 08/01/2043	1,045	1,149
5.25%, 08/01/2044	420	458
5.25%, 08/01/2049	2,105	2,263

Total Arizona		265,085

Arkansas – 0.38%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	149
4.00%, 07/01/2027	220	218
4.50%, 09/01/2049 (5)	15,680	15,117
5.00%, 02/01/2028	1,000	1,031
5.00%, 02/01/2030	530	551
5.00%, 02/01/2033	535	555
5.70%, 05/01/2053	3,175	3,323
6.88%, 07/01/2048 (5)	7,500	8,219
7.38%, 07/01/2048 (5)	8,400	9,308
City of Batesville AR Sales & Use Tax
5.00%, 02/01/2039	1,810	1,896
City of Centerton AR Sales & Use Tax Revenue
4.00%, 11/01/2054	1,625	1,587
4.13%, 11/01/2049	1,400	1,366
City of Little Rock AR
3.63%, 02/01/2045	2,300	2,279
City of Pine Bluff AR
4.50%, 12/20/2029 (5)	3,000	3,000
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,102
5.00%, 03/01/2040	500	539
5.00%, 03/01/2042	1,225	1,306

The accompanying notes are an integral part of these financial statements.

262

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arkansas – 0.38% – (continued)
Little Rock School District
2.00%, 02/01/2036	$4,275	$3,310
University of Arkansas
5.00%, 03/01/2033	5,845	5,858

Total Arkansas		60,714

California – 5.87%
Alameda Corridor Transportation Authority
0.00%, 10/01/2053	2,620	680
5.00%, 10/01/2036	1,710	1,749
Alisal Union School District
5.25%, 08/01/2042	740	772
Aromas-San Juan Unified School District
0.00%, 08/01/2042	200	151
Bay Area Toll Authority
2.85%, 04/01/2047 (1)	940	938
2.95%, 04/01/2047 (1)	1,100	1,093
4.01% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056 (2)	15,000	14,745
4.05% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056 (2)	10,000	9,951
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033	5,515	6,006
5.00%, 07/01/2037	4,500	4,858
5.25%, 07/01/2042	1,550	1,684
California Community Choice Financing Authority
4.00%, 02/01/2025	1,000	1,000
4.00%, 02/01/2052 (1)	1,250	1,249
5.00%, 07/01/2053 (1)	12,010	12,570
5.00%, 01/01/2055 (1)	65,555	69,139
5.00%, 02/01/2055 (1)	1,970	2,100
5.00%, 02/01/2055 (1)	5,000	5,337
5.00%, 08/01/2055 (1)	20,475	21,699
5.00%, 11/01/2055 (1)	18,750	19,738
5.00%, 01/01/2056 (1)	3,000	3,270
5.25%, 01/01/2054 (1)	15,325	16,280
5.50%, 10/01/2054 (1)	4,970	5,409
California County Tobacco Securitization Agency
4.00%, 06/01/2036	275	276
4.00%, 06/01/2037	275	275
5.00%, 06/01/2026	215	219
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	11,928
4.00%, 04/01/2035	1,930	1,954
4.00%, 04/01/2045	2,000	1,935
5.00%, 08/15/2034	125	128
5.00%, 10/01/2039 (1)	1,025	1,061
5.00%, 11/15/2061 (1)	7,820	8,387
5.00%, 11/15/2061 (1)	12,540	13,880
California Housing Finance Agency
3.50%, 11/20/2035	7,654	7,291
4.00%, 03/20/2033	436	436
4.38%, 09/20/2036	3,141	3,212
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050 (1)	1,250	1,115
3.25%, 08/01/2029	1,580	1,576
5.00%, 07/01/2040	1,000	1,073
5.00%, 07/01/2041	4,150	4,431
5.00%, 07/01/2042	3,800	4,042
5.00%, 07/01/2043	2,850	3,019
5.00%, 07/01/2044	4,000	4,224

The accompanying notes are an integral part of these financial statements.

263

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 5.87% – (continued)
5.00%, 11/01/2044	$555	$576
5.25%, 07/01/2049	6,000	6,385
California Municipal Finance Authority
3.88%, 03/01/2054 (1)	2,915	2,891
4.00%, 07/15/2029	6,900	6,796
4.13%, 10/01/2041 (1)	6,000	6,000
4.38%, 09/01/2053 (1)	1,670	1,709
5.00%, 08/01/2026 (1)	4,000	4,038
5.00%, 08/15/2029	1,000	1,053
5.00%, 11/01/2033	765	838
5.00%, 08/15/2034	1,065	1,107
5.00%, 05/15/2042	1,180	1,221
5.25%, 11/01/2034	1,000	1,108
California Pollution Control Financing Authority
3.85%, 11/01/2042 (1)(5)	4,250	4,248
4.05%, 07/01/2043 (1)(5)	5,000	5,000
4.25%, 12/01/2027	4,500	4,532
California Public Finance Authority
6.38%, 06/01/2059 (5)	330	314
California School Finance Authority
3.00%, 10/01/2031 (5)	215	200
4.00%, 11/01/2031 (5)	500	495
4.00%, 11/01/2041 (5)	980	891
California State Public Works Board
5.00%, 08/01/2030	970	1,076
5.00%, 08/01/2033	1,800	2,011
5.00%, 04/01/2042	1,390	1,553
5.00%, 04/01/2044	3,250	3,606
5.00%, 04/01/2045	3,045	3,369
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	670
4.00%, 09/02/2029	300	298
4.00%, 09/02/2031	300	298
4.75%, 09/02/2033	500	504
5.00%, 04/01/2038 (1)	3,000	3,254
5.00%, 02/01/2045 (3)(4)	307	215
5.00%, 04/01/2046 (1)	4,300	4,665
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,037
Castaic Lake Water Agency
0.00%, 08/01/2028	2,205	1,973
City of Beaumont CA
5.00%, 09/01/2049	1,000	1,038
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	681
4.00%, 05/15/2036	800	794
4.00%, 05/15/2037	850	843
4.00%, 05/15/2038	460	476
4.00%, 05/15/2038	750	742
4.00%, 05/15/2039	775	765
4.00%, 05/15/2039	11,305	11,158
4.00%, 05/15/2040	750	739
4.00%, 05/15/2041	800	785
5.00%, 05/15/2026	520	533
5.00%, 05/15/2028	1,150	1,203
5.00%, 05/15/2031	2,325	2,422
5.00%, 05/15/2033	1,600	1,737
5.00%, 05/15/2034	130	142

The accompanying notes are an integral part of these financial statements.

264

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 5.87% – (continued)
5.00%, 05/15/2034	$1,860	$1,975
5.00%, 05/15/2034	2,295	2,472
5.00%, 05/15/2035	1,510	1,581
5.00%, 05/15/2035	9,725	9,995
5.00%, 05/15/2036	145	159
5.00%, 05/15/2036	2,515	2,594
5.00%, 05/15/2036	2,585	2,766
5.00%, 05/15/2037	2,000	2,125
5.00%, 05/15/2038	3,705	3,885
5.00%, 05/15/2040	1,095	1,097
5.00%, 05/15/2041	2,255	2,351
5.00%, 05/15/2041	9,890	9,974
5.25%, 05/15/2032	1,000	1,050
5.50%, 05/15/2036	3,500	3,888
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,264
5.00%, 09/01/2036	1,255	1,371
5.00%, 09/01/2037	2,705	2,939
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,507
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,241
Corona Community Facilities District
5.00%, 09/01/2027	100	104
5.25%, 09/01/2034	185	200
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	159
5.00%, 09/01/2031	225	241
5.00%, 09/01/2034	335	356
5.00%, 09/01/2036	560	593
County of Placer CA Community Facilities District
4.00%, 09/01/2046	2,450	2,247
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,021
County of San Diego CA
5.00%, 11/01/2030	2,330	2,360
CSCDA Community Improvement Authority
3.00%, 09/01/2056 (5)	6,565	4,520
3.25%, 04/01/2057 (5)	1,185	849
4.00%, 12/01/2059 (5)	255	163
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,828
5.00%, 06/01/2049	2,000	2,207
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,050
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	48,125	5,090
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,270
5.00%, 08/01/2042	630	683
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,252
Kern Community College District
5.25%, 08/01/2036	1,150	1,326
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,075
5.00%, 08/01/2032	5,000	5,797

The accompanying notes are an integral part of these financial statements.

265

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 5.87% – (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	$2,500	$2,612
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,222
5.00%, 12/01/2030	2,520	2,565
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,795
5.00%, 07/01/2039	12,645	13,830
5.00%, 07/01/2040	9,185	10,003
5.00%, 07/01/2042	4,495	4,555
5.00%, 07/01/2043	15,000	16,878
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,396
5.00%, 07/01/2025	3,115	3,150
5.00%, 07/01/2033	5,450	6,366
Madera Unified School District
4.00%, 08/01/2044	1,250	1,249
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,249
4.00%, 08/01/2030	1,445	1,533
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,522
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2030	1,700	1,742
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,031
5.00%, 08/01/2029	1,600	1,683
5.00%, 08/01/2030	2,500	2,642
5.00%, 12/01/2054 (1)	5,900	6,225
Northern California Gas Authority No 1
3.97% (3 Month Term SOFR + 0.72%), 07/01/2027 (2)	2,380	2,379
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,799
Port of Oakland
5.00%, 05/01/2026	5	5
5.00%, 05/01/2026	1,165	1,191
5.00%, 05/01/2028	20	21
5.00%, 05/01/2028	1,855	1,942
5.00%, 05/01/2029	5	5
5.00%, 05/01/2029	1,870	1,980
5.00%, 11/01/2029	1,875	1,996
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	16,696
Riverside County Asset Leasing Corp.
0.00%, 06/01/2026	5,000	4,772
Romoland School District
5.00%, 09/01/2043	440	462
Sacramento City Financing Authority
0.00%, 12/01/2029	1,300	1,087
5.00%, 12/01/2033	875	888
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	1,951
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205	219
5.00%, 07/01/2037	6,000	6,380
5.00%, 07/01/2038	6,100	6,449
5.00%, 07/01/2039	1,315	1,422
5.00%, 07/01/2040	1,235	1,330

The accompanying notes are an integral part of these financial statements.

266

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 5.87% – (continued)
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	$17,500	$18,275
5.00%, 05/01/2033	40,000	43,704
5.00%, 05/01/2037	945	985
5.00%, 05/01/2039	7,000	7,501
5.00%, 05/01/2041	1,000	1,007
5.25%, 05/01/2040	10,000	10,940
5.25%, 05/01/2043	2,090	2,259
5.25%, 05/01/2044	2,490	2,683
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,001
5.25%, 01/15/2049	5,260	5,262
Santa Clara Unified School District
3.25%, 07/01/2044	5,000	4,461
Southern California Public Power Authority
5.00%, 04/01/2055 (1)	17,285	18,255
State of California
4.00%, 03/01/2026	375	380
4.00%, 10/01/2026	2,740	2,797
4.00%, 10/01/2033	2,900	3,047
4.00%, 11/01/2036	2,735	2,827
5.00%, 09/01/2026	2,000	2,072
5.00%, 08/01/2029	935	963
5.00%, 09/01/2029	370	382
5.00%, 11/01/2029	3,170	3,336
5.00%, 04/01/2030	5,130	5,649
5.00%, 08/01/2030	3,910	4,095
5.00%, 04/01/2035	980	1,040
5.00%, 09/01/2035	1,365	1,536
5.00%, 08/01/2037	30,000	34,338
5.00%, 10/01/2037	15,000	16,547
5.00%, 09/01/2041	7,200	7,842
5.00%, 09/01/2041	14,000	15,705
5.00%, 10/01/2041	19,860	21,531
5.00%, 09/01/2042	19,300	21,244
5.25%, 08/01/2044	8,000	9,085
State of California Department of Water Resources
5.00%, 12/01/2033	8,530	9,553
University of California
5.00%, 05/15/2039	20,000	22,687
5.50%, 05/15/2040	14,250	16,639

Total California		936,344

Colorado – 2.09%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,125
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,452
2.30%, 12/15/2028	2,500	2,363
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2043	1,750	1,876
Arkansas River Power Authority
5.00%, 10/01/2031	750	769
5.00%, 10/01/2032	2,645	2,709
5.00%, 10/01/2038	4,665	4,743
5.00%, 10/01/2043	5,000	5,053

The accompanying notes are an integral part of these financial statements.

267

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.09% – (continued)
Baseline Metropolitan District No 1
4.00%, 12/01/2046	$705	$666
4.25%, 12/01/2054	660	634
5.00%, 12/01/2028	580	612
5.00%, 12/01/2029	1,500	1,602
5.00%, 12/01/2031	1,000	1,090
5.00%, 12/01/2034	2,690	2,915
5.00%, 12/01/2036	1,500	1,617
5.00%, 12/01/2049	1,625	1,705
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2036	1,500	1,559
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2040	800	869
5.00%, 12/01/2041	1,015	1,096
Bromley Park Metropolitan District No 3
5.00%, 12/01/2031	465	505
5.00%, 12/01/2032	520	565
5.00%, 12/01/2033	255	277
5.00%, 12/01/2039	1,500	1,611
Canyons Metropolitan District No 5
5.00%, 12/01/2025	75	76
5.00%, 12/01/2026	565	583
5.00%, 12/01/2027	250	262
5.00%, 12/01/2028	225	239
5.00%, 12/01/2029	200	216
5.00%, 12/01/2030	200	218
5.00%, 12/01/2031	200	221
5.00%, 12/01/2032	240	267
5.00%, 12/01/2049	3,820	4,066
5.25%, 12/01/2059	750	808
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,528
5.00%, 12/01/2029	1,130	1,183
5.00%, 12/01/2031	4,000	4,176
5.00%, 11/15/2032	2,175	2,397
5.00%, 12/01/2043	5,350	5,437
5.50%, 11/15/2031	6,030	6,685
5.50%, 11/15/2032	1,660	1,864
5.50%, 11/15/2033	1,865	2,094
5.50%, 11/15/2035	4,500	5,051
5.50%, 11/15/2038	1,565	1,739
5.50%, 11/15/2042	2,760	3,029
5.75%, 11/15/2034	960	1,103
5.75%, 11/15/2035	890	1,019
5.75%, 11/15/2040	6,500	7,312
5.75%, 11/15/2041	1,300	1,457
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,727
City of Brighton CO Water Activity Revenue
5.00%, 06/01/2052	2,585	2,738
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2042	1,550	1,600
5.25%, 11/15/2054	5,000	5,488
City of Westminster CO Water & Wastewater Utility Revenue
5.00%, 12/01/2043	1,700	1,875
5.00%, 12/01/2049	1,450	1,567

The accompanying notes are an integral part of these financial statements.

268

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.09% – (continued)
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042	$1,300	$1,423
5.00%, 12/01/2044	1,250	1,358
5.25%, 12/01/2049	2,340	2,587
Colorado Educational & Cultural Facilities Authority
4.00%, 06/01/2026	535	536
4.00%, 05/01/2036	75	72
5.00%, 01/15/2044	1,115	1,197
5.00%, 01/15/2049	2,075	2,194
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	719
4.00%, 01/01/2035	2,495	2,532
4.00%, 08/01/2044	1,520	1,418
5.00%, 11/01/2025	1,715	1,740
5.00%, 11/01/2026	1,330	1,375
5.00%, 08/01/2027	1,000	1,048
5.00%, 08/01/2028	1,000	1,065
5.00%, 05/15/2031	1,000	1,110
5.00%, 05/15/2032	1,000	1,121
5.00%, 05/15/2033	5,500	6,161
5.00%, 05/15/2036	5,800	6,401
5.00%, 11/15/2041	2,500	2,530
5.00%, 08/01/2044	6,110	6,274
5.00%, 08/01/2049 (1)	1,330	1,371
5.00%, 11/15/2049 (1)	235	243
5.00%, 11/15/2049 (1)	2,350	2,424
5.00%, 05/15/2052	9,990	10,529
5.00%, 11/15/2057 (1)	23,865	26,670
5.00%, 11/15/2059 (1)	4,980	5,349
5.00%, 11/15/2059 (1)	5,405	5,945
5.00%, 05/15/2062 (1)	3,295	3,381
5.00%, 05/15/2062 (1)	4,415	4,670
5.25%, 11/01/2038	1,100	1,217
5.25%, 11/01/2039	1,000	1,104
Colorado Housing & Finance Authority
4.25%, 11/01/2049	245	247
4.25%, 11/01/2049	510	513
Colorado Springs School District No 11 Facilities Corp.
5.25%, 12/15/2048	1,625	1,766
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2035	215	231
5.00%, 12/01/2036	240	258
5.00%, 12/01/2037	200	214
5.00%, 12/01/2038	300	320
5.00%, 12/01/2039	250	266
Denver City & County School District No 1
5.00%, 12/01/2042	1,850	1,964
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,019
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2042	12,390	13,754
5.00%, 12/15/2043	5,000	5,518
5.00%, 12/15/2044	9,000	9,899
E-470 Public Highway Authority
0.00%, 09/01/2027	1,000	914
3.74% (SOFR + 0.75%), 09/01/2039 (2)	10,735	10,731

The accompanying notes are an integral part of these financial statements.

269

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.09% – (continued)
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	$4,000	$4,054
El Paso County School District No 28 Hanover
5.00%, 12/01/2031	690	730
Fiddlers Business Improvement District
5.00%, 12/01/2032 (5)	1,190	1,226
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,659
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,250	1,191
5.00%, 12/01/2044	1,000	1,070
5.00%, 12/01/2049	1,250	1,324
Lanterns Metropolitan District No 1
4.00%, 12/01/2039	1,000	981
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,115
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	422
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,937
Regional Transportation District
4.00%, 01/15/2033	850	859
4.00%, 07/15/2033	270	273
4.00%, 07/15/2034	750	754
5.00%, 06/01/2031	1,315	1,410
5.00%, 07/15/2032	600	642
Reunion Metropolitan District
3.63%, 12/01/2044	1,598	1,202
Southlands Metropolitan District No 1
3.50%, 12/01/2027	400	393
State of Colorado
4.00%, 12/15/2035	7,400	7,600
4.00%, 12/15/2037	1,800	1,809
5.00%, 11/01/2053	1,800	1,925
5.25%, 03/15/2042	3,000	3,096
6.00%, 12/15/2038	7,700	9,076
6.00%, 12/15/2040	3,630	4,247
6.00%, 12/15/2041	3,370	3,928
STC Metropolitan District No 2
3.00%, 12/01/2025	5	5
Town of Gypsum CO Sewer Revenue
5.00%, 12/01/2054	2,000	2,122
University of Colorado
2.00%, 06/01/2051 (1)	1,310	1,270
2.00%, 06/01/2051 (1)	1,545	1,524
5.00%, 06/01/2047	500	513
Vauxmont Metropolitan District
5.00%, 12/01/2025	180	183
5.00%, 12/15/2025	85	86
5.00%, 12/01/2026	195	201
5.00%, 12/01/2027	205	214
5.00%, 12/01/2028	210	222
5.00%, 12/15/2028	130	134
5.00%, 12/01/2029	210	225
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	129
5.00%, 12/01/2031	230	247
5.00%, 12/01/2032	250	269

The accompanying notes are an integral part of these financial statements.

270

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.09% – (continued)
5.00%, 12/01/2035	$100	$106
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	822
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,441

Total Colorado		333,457

Connecticut – 2.24%
City of Ansonia CT
4.13%, 12/01/2034	1,250	1,237
City of Bridgeport CT
4.00%, 09/01/2042	995	984
5.00%, 09/15/2029	2,600	2,812
5.00%, 09/15/2030	2,250	2,436
5.00%, 09/01/2040	1,380	1,493
City of Hartford CT
5.00%, 07/15/2026	2,430	2,454
City of New Britain CT
5.00%, 03/01/2027	1,260	1,305
5.00%, 03/01/2028	1,490	1,546
5.00%, 03/01/2033	1,900	1,964
City of New Haven CT
4.00%, 08/01/2037	1,000	1,000
5.00%, 08/15/2029	2,000	2,055
5.00%, 08/15/2031	1,000	1,025
Connecticut Housing Finance Authority
3.00%, 11/15/2050	3,640	3,560
3.00%, 05/15/2051	5,880	5,727
4.40%, 05/15/2066 (1)	6,355	6,375
5.00%, 05/15/2025	1,995	2,006
5.00%, 11/15/2025	1,270	1,287
5.00%, 05/15/2026	1,290	1,318
5.00%, 11/15/2026	600	618
5.00%, 05/15/2027	675	700
5.00%, 11/15/2027	550	575
5.00%, 05/15/2028	700	738
5.00%, 11/15/2028	750	792
5.00%, 05/15/2029	720	767
5.00%, 11/15/2029	1,000	1,072
Connecticut State Health & Educational Facilities Authority
1.10%, 07/01/2033 (1)	22,000	21,931
2.00%, 07/01/2042 (1)	2,100	2,058
2.95%, 07/01/2049 (1)	6,570	6,514
3.20%, 07/01/2037 (1)	5,365	5,350
4.00%, 07/01/2032	250	259
4.00%, 07/01/2033	265	272
4.00%, 07/01/2034	275	281
4.00%, 07/01/2035	250	254
4.00%, 07/01/2036	200	201
4.00%, 07/01/2046	880	809
5.00%, 07/01/2025 (5)	435	433
5.00%, 11/01/2028	1,245	1,333
5.00%, 07/01/2029	150	160
5.00%, 07/01/2029 (5)	440	429
5.00%, 07/01/2029	1,000	1,051
5.00%, 07/01/2030	175	189
5.00%, 07/01/2031	250	273
5.00%, 07/01/2032	700	755

The accompanying notes are an integral part of these financial statements.

271

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 2.24% – (continued)
5.00%, 07/01/2032	$2,000	$2,126
5.00%, 07/01/2033	235	259
5.00%, 07/01/2033	600	645
5.00%, 07/01/2033	2,730	2,946
5.00%, 07/01/2034	320	351
5.00%, 07/01/2034	700	752
5.00%, 07/01/2035	350	382
5.00%, 07/01/2035	950	1,017
5.00%, 07/01/2036	360	391
5.00%, 07/01/2036	1,000	1,068
5.00%, 07/01/2037	390	422
5.00%, 07/01/2039 (5)	1,500	1,488
5.00%, 07/01/2039	3,275	3,513
5.00%, 07/01/2049 (5)	1,550	1,290
5.00%, 07/01/2049 (1)	29,685	31,791
5.00%, 07/01/2053 (1)	2,625	2,691
Metropolitan District
4.00%, 09/01/2037	3,980	4,065
4.00%, 09/01/2038	3,000	3,047
New Canaan Housing Authority
4.00%, 12/01/2034	1,500	1,484
State of Connecticut
3.00%, 01/15/2032	3,030	2,901
3.00%, 01/15/2039	1,475	1,299
4.00%, 01/15/2036	2,605	2,690
4.00%, 01/15/2039	5,000	5,098
4.00%, 01/15/2039	8,835	8,938
5.00%, 01/15/2026	850	868
5.00%, 04/15/2026	1,500	1,539
5.00%, 08/01/2026	2,800	2,890
5.00%, 08/01/2027	2,315	2,435
5.00%, 09/15/2027	1,000	1,054
5.00%, 04/15/2030	565	609
5.00%, 04/15/2031	3,000	3,171
5.00%, 06/15/2032	500	563
5.00%, 06/15/2032	710	714
5.00%, 09/15/2032	325	367
5.00%, 09/15/2033	4,500	4,786
5.00%, 04/15/2034	645	689
5.00%, 04/15/2035	225	240
5.00%, 04/15/2035	4,895	5,136
5.00%, 06/15/2035	300	334
5.00%, 06/15/2035	2,500	2,628
5.00%, 09/15/2035	2,000	2,108
5.00%, 04/15/2036	2,300	2,449
5.00%, 11/15/2036	13,250	15,086
5.00%, 06/15/2038	700	770
5.00%, 01/15/2040	8,325	8,857
5.00%, 01/15/2041	2,050	2,196
5.00%, 11/15/2041	1,150	1,280
5.00%, 01/15/2042	8,780	9,469
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,252
4.00%, 05/01/2038	830	845
4.00%, 05/01/2039	3,680	3,720
4.00%, 05/01/2040	7,545	7,599
4.00%, 11/01/2040	4,240	4,274
5.00%, 07/01/2029	10,000	10,846

The accompanying notes are an integral part of these financial statements.

272

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 2.24% – (continued)
5.00%, 05/01/2030	$2,000	$2,194
5.00%, 10/01/2031	6,440	6,855
5.00%, 05/01/2034	3,400	3,694
5.00%, 05/01/2034	8,900	9,806
5.00%, 07/01/2034	5,000	5,730
5.00%, 05/01/2035	2,800	3,072
5.00%, 07/01/2035	3,180	3,651
5.00%, 07/01/2037	1,205	1,370
5.00%, 01/01/2038	1,500	1,561
5.00%, 07/01/2038	6,500	7,213
5.00%, 07/01/2039	6,000	6,623
5.00%, 05/01/2041	5,515	5,922
5.00%, 07/01/2042	10,500	11,642
5.25%, 07/01/2040	3,500	3,921
5.25%, 07/01/2042	2,500	2,777
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,926
University of Connecticut
5.00%, 11/01/2028	1,290	1,386
5.00%, 05/01/2042	5,000	5,416
5.25%, 11/15/2034	3,705	3,953

Total Connecticut		356,538

Delaware – 0.23%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	185
4.00%, 01/01/2046	1,100	1,079
5.00%, 01/01/2029	350	377
5.00%, 01/01/2032	500	561
5.00%, 01/01/2035	350	389
Delaware State Economic Development Authority
1.05%, 01/01/2031 (1)	1,130	1,111
Delaware State Housing Authority
5.50%, 07/01/2055	8,200	8,782
5.75%, 01/01/2055	7,695	8,302
6.00%, 01/01/2055	3,525	3,852
6.00%, 01/01/2055	4,485	4,887
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,538
5.00%, 09/01/2035	1,000	1,088
State of Delaware
3.50%, 03/01/2033	1,150	1,152
5.00%, 02/01/2033	1,000	1,056
Town of Bridgeville DE
5.25%, 07/01/2044 (5)	875	905

Total Delaware		37,264

District of Columbia – 1.55%
District of Columbia
4.00%, 02/01/2037	2,860	2,932
4.05%, 08/15/2038 (1)	16,280	16,280
5.00%, 06/01/2031	10,500	10,975
5.00%, 06/01/2034	2,100	2,186
5.00%, 04/01/2036	935	956
5.00%, 02/01/2041	5,000	5,378
5.00%, 06/01/2042	2,000	2,056
5.00%, 06/01/2043	1,125	1,167

The accompanying notes are an integral part of these financial statements.

273

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.55% – (continued)
District of Columbia Housing Finance Agency
5.00%, 07/01/2026 (1)	$10,000	$10,072
5.00%, 12/01/2026 (1)	3,725	3,776
5.00%, 10/01/2041 (1)	5,500	5,610
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,465
5.00%, 12/01/2033	5,270	5,977
5.50%, 07/01/2047	10,000	11,007
District of Columbia Water & Sewer Authority
3.00%, 10/01/2057 (1)	3,715	3,704
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	563
4.00%, 10/01/2038	635	622
5.00%, 10/01/2025	1,185	1,203
5.00%, 10/01/2025	5,500	5,557
5.00%, 10/01/2026	13,500	13,843
5.00%, 10/01/2027	500	519
5.00%, 10/01/2028	4,150	4,354
5.00%, 10/01/2028	24,875	26,098
5.00%, 10/01/2029	4,155	4,335
5.00%, 10/01/2029	5,325	5,647
5.00%, 10/01/2030	2,530	2,711
5.00%, 10/01/2030	7,500	8,036
5.00%, 10/01/2031	4,305	4,639
5.00%, 10/01/2032	5,000	5,089
5.00%, 10/01/2032	5,000	5,193
5.00%, 10/01/2032	11,490	12,282
5.00%, 10/01/2033	6,230	6,641
5.00%, 10/01/2033	12,925	13,989
5.00%, 10/01/2034	1,520	1,615
5.00%, 10/01/2034	5,100	5,458
5.00%, 10/01/2035	1,350	1,429
5.00%, 10/01/2036	1,075	1,135
5.00%, 10/01/2037	1,000	1,022
5.00%, 10/01/2038	1,855	1,958
5.00%, 10/01/2039	3,130	3,307
5.00%, 10/01/2042	3,000	3,132
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,386
4.00%, 10/01/2038	415	406
5.00%, 10/01/2034	1,500	1,566
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,306
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	2,853
5.00%, 07/15/2037	2,300	2,508
5.00%, 07/15/2038	1,785	1,978
5.00%, 07/15/2039	1,445	1,589
5.00%, 07/15/2041	4,950	5,312

Total District of Columbia		247,822

Florida – 5.51%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,208
5.00%, 07/01/2030	2,140	2,344
Antillia Community Development District
5.60%, 05/01/2044	710	718

The accompanying notes are an integral part of these financial statements.

274

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
Artisan Lakes East Community Development District
2.75%, 05/01/2031	$250	$229
2.75%, 05/01/2031 (5)	270	247
Astonia Community Development District
2.50%, 05/01/2026 (5)	125	122
3.00%, 05/01/2031 (5)	205	191
Ave Maria Stewardship Community District
2.88%, 05/01/2027	805	786
4.00%, 05/01/2042	2,500	2,207
4.50%, 05/01/2033 (5)	570	574
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	60	59
2.88%, 05/01/2031	250	228
5.00%, 05/01/2042	1,920	1,930
5.00%, 05/01/2044 (5)	1,375	1,362
5.00%, 05/01/2053	1,440	1,423
Berry Bay Community Development District
2.63%, 05/01/2026	100	98
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,507
5.00%, 04/01/2040	5,000	5,367
Brevard County Housing Finance Authority
4.45%, 01/01/2040	1,800	1,784
Capital Projects Finance Authority
5.00%, 10/01/2025	2,630	2,651
5.00%, 10/01/2026	1,275	1,299
5.00%, 10/01/2027	1,750	1,802
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,249
5.35%, 07/01/2029	210	210
Capital Trust Authority
5.00%, 06/01/2039 (5)	1,010	1,021
Celebration Community Development District
2.75%, 05/01/2031	120	112
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,547
5.00%, 07/01/2026	1,375	1,416
5.00%, 07/01/2034	10,000	11,425
5.00%, 07/01/2035	5,000	5,329
CFM Community Development District
2.88%, 05/01/2031	420	382
Charles Cove Community Development District
3.00%, 05/01/2031	280	258
City of Daytona Beach FL
5.50%, 09/01/2054	6,530	7,203
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,421
5.00%, 09/01/2040	1,000	1,104
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	15	16
5.00%, 10/01/2044	3,485	3,651
City of Jacksonville FL
5.00%, 10/01/2026	475	491
5.00%, 10/01/2027	380	399
5.00%, 08/15/2028	3,045	3,235
5.00%, 10/01/2028	755	806
5.00%, 08/15/2029	2,500	2,694
5.00%, 10/01/2029	655	710

The accompanying notes are an integral part of these financial statements.

275

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
5.00%, 08/15/2030	$1,700	$1,829
5.00%, 10/01/2030	615	676
5.00%, 08/15/2031	2,250	2,419
5.00%, 08/15/2032	1,200	1,288
5.00%, 10/01/2032	565	635
5.00%, 08/15/2033	1,200	1,283
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,658
City of Orlando FL
5.00%, 10/01/2031	1,120	1,204
5.00%, 10/01/2032	1,300	1,341
5.00%, 10/01/2032	1,680	1,805
5.00%, 10/01/2035	1,200	1,281
5.00%, 10/01/2036	1,000	1,066
City of Orlando FL Reclamation System Revenue
5.00%, 10/01/2040	4,615	5,170
5.00%, 10/01/2041	2,500	2,788
5.00%, 10/01/2042	2,600	2,888
City of Palmetto FL
4.25%, 06/01/2027	160	161
5.00%, 06/01/2032	400	417
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2025	700	706
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,394
City of Tampa FL
4.00%, 07/01/2045	2,975	2,817
5.00%, 07/01/2037	1,785	1,805
5.25%, 05/01/2043	2,000	2,090
5.25%, 05/01/2046	2,985	3,097
Cobblestone Community Development District
3.40%, 05/01/2027	45	44
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,749
Collier County Industrial Development Authority
5.00%, 10/01/2054 (1)	670	713
5.00%, 10/01/2054 (1)	845	910
Collier County Water-Sewer District
4.00%, 07/01/2040	4,095	4,139
Cordova Palms Community Development District
2.40%, 05/01/2026	70	68
2.80%, 05/01/2031	150	136
4.50%, 05/01/2027	115	116
5.10%, 05/01/2032	170	175
5.30%, 05/01/2032	65	67
County of Brevard FL
5.50%, 09/01/2048	6,615	7,176
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,148
5.00%, 10/01/2026	1,000	1,027
5.00%, 10/01/2026	3,665	3,763
5.00%, 10/01/2027	1,650	1,711
5.00%, 10/01/2027	3,500	3,629
5.00%, 10/01/2028	1,500	1,574
5.00%, 10/01/2029	500	504
5.00%, 10/01/2029	1,150	1,220
5.00%, 10/01/2030	405	417
5.00%, 10/01/2031	1,525	1,609

The accompanying notes are an integral part of these financial statements.

276

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
5.00%, 10/01/2036	$1,500	$1,533
5.00%, 10/01/2038	1,420	1,469
5.00%, 10/01/2040	12,425	12,463
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310	333
5.00%, 09/01/2032	265	284
5.00%, 09/01/2035	4,000	4,154
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,570
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,208
5.00%, 10/01/2030	1,680	1,816
5.00%, 10/01/2031	1,375	1,480
5.00%, 10/01/2035	1,805	1,932
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,827
County of Hillsborough FL Utility Revenue
3.00%, 08/01/2036	1,640	1,464
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,546
5.25%, 10/01/2042	3,970	4,287
5.25%, 10/01/2043	4,935	5,320
5.25%, 10/01/2044	4,065	4,358
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,063
County of Miami-Dade FL
0.00%, 10/01/2034	3,000	2,085
0.00%, 10/01/2035	4,010	2,660
5.00%, 04/01/2046	5,845	6,181
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,630
4.00%, 10/01/2038	1,900	1,893
4.00%, 10/01/2040	1,450	1,432
5.00%, 10/01/2030	250	275
5.00%, 10/01/2032	50,000	53,957
5.00%, 10/01/2033	23,900	25,868
5.00%, 10/01/2034	13,000	14,063
5.00%, 10/01/2036	1,000	1,073
5.00%, 10/01/2038	3,890	3,979
5.00%, 10/01/2040	18,940	19,180
County of Miami-Dade FL Transit System
5.00%, 07/01/2044	9,540	10,213
5.00%, 07/01/2049	1,825	1,928
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,461
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,016
4.00%, 10/01/2041	10,000	10,029
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2037	1,000	1,077
5.25%, 10/01/2040	140	153
5.25%, 10/01/2041	825	897
5.25%, 10/01/2043	1,000	1,081
5.25%, 10/01/2044	1,000	1,079
County of Pasco FL
5.25%, 09/01/2032	550	615
5.25%, 09/01/2033	750	841
5.25%, 09/01/2034	675	754

The accompanying notes are an integral part of these financial statements.

277

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
5.25%, 09/01/2035	$585	$653
5.50%, 09/01/2037	1,550	1,743
5.50%, 09/01/2038	2,820	3,154
5.50%, 09/01/2039	500	556
5.50%, 09/01/2040	1,250	1,385
County of Pasco FL Second Local Option Fuel Tax Revenue
5.00%, 10/01/2046	12,065	12,527
Creek Preserve Community Development District
4.25%, 11/01/2030 (5)	685	683
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,003
5.00%, 07/01/2032	5,500	5,967
5.00%, 07/01/2033	5,860	6,341
5.00%, 07/01/2034	8,350	9,006
5.00%, 07/01/2035	11,000	11,843
East Nassau Stewardship District
3.00%, 05/01/2031	235	215
5.25%, 05/01/2029	750	746
Elevation Pointe Community Development District
3.90%, 05/01/2027	50	50
4.13%, 05/01/2032	250	245
4.40%, 05/01/2032	1,100	1,090
Entrada Community Development District
2.13%, 05/01/2026 (5)	190	185
Epperson North Community Development District
2.50%, 05/01/2026	40	39
3.00%, 05/01/2031	140	129
3.10%, 11/01/2031	185	170
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,185
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	100	99
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,623
Florida Development Finance Corp.
3.00%, 07/01/2031 (5)	275	260
3.00%, 06/01/2032	795	718
4.00%, 06/01/2026 (5)	110	109
4.00%, 07/01/2031	170	170
4.38%, 10/01/2054 (1)(5)	1,835	1,830
5.00%, 05/01/2029 (5)	2,915	2,960
5.00%, 06/01/2031 (5)	140	144
5.00%, 06/15/2032	545	556
5.00%, 02/01/2033	1,000	1,045
5.00%, 06/01/2035 (5)	125	127
5.00%, 07/01/2035	1,085	1,094
5.00%, 02/01/2037	1,750	1,806
5.00%, 06/15/2038	860	868
5.00%, 07/01/2041	2,670	2,606
5.00%, 07/01/2044	2,715	2,789
5.00%, 06/15/2056	2,570	2,512
5.00%, 08/01/2056 (1)	6,185	6,621
Florida Gulf Coast University Financing Corp.
5.00%, 02/01/2025	500	501
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,042
5.00%, 10/01/2033	1,000	1,031

The accompanying notes are an integral part of these financial statements.

278

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
Florida Housing Finance Corp.
3.30%, 07/01/2058 (1)	$4,000	$3,953
3.50%, 11/01/2042 (1)	1,000	994
3.50%, 07/01/2051	1,585	1,572
4.50%, 05/01/2026 (1)	9,742	9,755
6.25%, 07/01/2055	5,000	5,532
Florida Municipal Power Agency
3.00%, 10/01/2032	1,000	931
5.00%, 10/01/2025	3,475	3,518
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	220
5.00%, 10/01/2032	150	166
5.00%, 10/01/2033	200	221
5.00%, 10/01/2035	250	274
Greater Orlando Aviation Authority
5.00%, 10/01/2029	4,420	4,583
5.00%, 10/01/2031	2,000	2,016
5.00%, 10/01/2033	5,020	5,057
5.00%, 10/01/2034	3,500	3,819
5.00%, 10/01/2034	11,000	11,524
5.00%, 10/01/2035	580	630
5.00%, 10/01/2038	2,820	3,033
5.00%, 10/01/2038	5,500	5,722
5.00%, 10/01/2038	5,510	5,931
5.00%, 10/01/2039	2,950	3,156
5.00%, 10/01/2039	5,785	6,219
5.25%, 10/01/2040	2,415	2,644
5.25%, 10/01/2040	6,075	6,652
5.25%, 10/01/2041	6,730	7,336
5.25%, 10/01/2042	5,200	5,646
Highlands County Health Facilities Authority
5.00%, 11/15/2059 (1)	4,435	4,878
Hillsborough County Aviation Authority
5.00%, 10/01/2025	2,300	2,326
5.00%, 10/01/2032	375	397
5.00%, 10/01/2033	465	491
5.00%, 10/01/2034	1,945	2,122
5.00%, 10/01/2034	2,150	2,267
5.00%, 10/01/2035	1,620	1,761
5.00%, 10/01/2035	2,275	2,394
5.00%, 10/01/2036	1,525	1,654
5.00%, 10/01/2036	2,650	2,784
5.00%, 10/01/2037	700	720
5.00%, 10/01/2037	1,705	1,841
5.00%, 10/01/2038	1,875	2,017
Hillsborough County Housing Finance Authority
4.55%, 02/01/2042	5,000	4,942
Hillsborough County Industrial Development Authority
3.80%, 11/15/2054 (1)	21,000	21,000
5.00%, 11/15/2034	15,850	18,034
Hillsborough County Port District
5.00%, 06/01/2038	4,715	4,839
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,930
Hilltop Point Community Development District
5.00%, 05/01/2033	200	202

The accompanying notes are an integral part of these financial statements.

279

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
Hyde Park Community Development District No 1
3.25%, 05/01/2027	$260	$255
3.60%, 05/01/2032	505	477
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,752
4.00%, 10/01/2039	10,550	10,414
5.00%, 10/01/2026	1,120	1,154
5.00%, 10/01/2031	1,360	1,481
5.00%, 10/01/2033	2,130	2,319
5.00%, 10/01/2034	1,215	1,319
JEA Water & Sewer System Revenue
5.25%, 10/01/2049	11,755	12,790
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	126
3.88%, 05/01/2031	190	186
4.13%, 05/01/2031	845	835
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	95	93
2.50%, 05/01/2025 (5)	135	134
2.63%, 05/01/2031	300	271
3.13%, 05/01/2030 (5)	310	293
3.13%, 05/01/2041	645	522
5.30%, 05/01/2044	485	488
Laurel Road Community Development District
3.00%, 05/01/2031	350	318
3.13%, 05/01/2031	695	636
Lee County Industrial Development Authority
5.00%, 04/01/2033 (1)	5,350	5,406
5.00%, 04/01/2035	6,575	6,899
5.00%, 04/01/2037	2,060	2,151
5.00%, 11/15/2039	1,850	1,911
Lee County School Board
5.00%, 08/01/2028	3,275	3,494
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,670
LT Ranch Community Development District
3.00%, 05/01/2025	100	100
5.50%, 05/01/2044	1,000	1,016
Manatee County School District
5.00%, 10/01/2025	520	527
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031	310	284
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,250
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	111
5.00%, 08/01/2026	155	158
5.00%, 08/01/2027	345	361
5.00%, 08/01/2028	400	414
5.00%, 08/01/2028	460	488
5.00%, 08/01/2029	480	495
5.00%, 08/01/2030	680	701
5.00%, 08/01/2030	1,050	1,140
5.00%, 08/01/2032	750	773
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,382

The accompanying notes are an integral part of these financial statements.

280

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
Middleton Community Development District A
3.70%, 05/01/2029	$1,335	$1,323
Midtown Miami Community Development District
5.00%, 05/01/2037	965	965
Mirada II Community Development District
2.50%, 05/01/2026	205	200
Monroe County School District
5.00%, 06/01/2033	540	562
5.00%, 06/01/2035	500	518
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	105	103
Orange County Convention Center/Orlando
5.00%, 10/01/2028	1,485	1,584
Orange County School Board
5.00%, 08/01/2029	1,000	1,011
5.00%, 08/01/2033	1,740	1,791
5.00%, 08/01/2034	3,375	3,474
Orlando Utilities Commission
1.25%, 10/01/2046 (1)	1,190	1,068
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	150
4.00%, 06/01/2031	625	612
5.00%, 05/15/2028	1,920	1,924
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027 (1)	4,285	4,355
Palm Beach County School District
5.00%, 08/01/2026	1,065	1,097
5.00%, 08/01/2026	3,750	3,864
5.00%, 08/01/2030	4,520	4,557
5.00%, 08/01/2032	3,000	3,026
5.00%, 08/01/2038	1,280	1,393
5.00%, 08/01/2039	2,560	2,772
5.25%, 08/01/2038	6,500	7,226
Palm Coast Park Community Development District
4.63%, 05/01/2032	500	506
Pasco County School Board
5.00%, 08/01/2030	450	494
5.00%, 08/01/2033	1,000	1,091
Pine Isle Community Development District
3.00%, 12/15/2031 (5)	100	95
Poitras East Community Development District
4.00%, 05/01/2028	900	900
Portico Community Development District
2.80%, 05/01/2025	210	209
Preston Cove Community Development District
3.25%, 05/01/2027	100	98
3.60%, 05/01/2032	340	320
Reunion East Community Development District
2.40%, 05/01/2026	75	73
2.85%, 05/01/2031	640	581
Reunion West Community Development District
3.00%, 05/01/2036	450	395
Ridge at Apopka Community Development District
4.75%, 05/01/2027	160	161
River Hall Community Development District
3.00%, 05/01/2031	250	230

The accompanying notes are an integral part of these financial statements.

281

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
Rivers Edge II Community Development District
2.40%, 05/01/2026	$200	$195
3.00%, 05/01/2031	300	276
Rolling Hills Community Development District
3.13%, 05/01/2027	195	190
3.65%, 05/01/2032	300	283
3.75%, 05/01/2042	485	409
Saltleaf Community Development District
4.75%, 05/01/2031	420	420
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	295
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,017
5.00%, 05/01/2026	1,000	1,006
5.00%, 05/01/2028	2,785	2,800
5.00%, 11/01/2029	1,180	1,181
5.00%, 02/01/2030	500	508
School District of Broward County
5.00%, 07/01/2030	3,955	4,339
5.00%, 07/01/2030	5,500	5,542
5.00%, 07/01/2031	1,000	1,098
5.00%, 07/01/2033	5,000	5,450
5.00%, 07/01/2038	6,410	7,019
5.00%, 07/01/2045	12,400	13,263
Seminole Improvement District
4.40%, 10/01/2027	150	150
5.00%, 10/01/2032	250	255
5.30%, 10/01/2037	500	513
Somerset Community Development District
4.00%, 05/01/2025	210	210
4.00%, 05/01/2032	570	552
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	187
4.55%, 05/01/2031	1,190	1,201
5.45%, 05/01/2044	1,255	1,299
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	168
4.00%, 12/15/2026	185	182
4.00%, 12/15/2027	215	210
St Johns County School Board
5.00%, 07/01/2029	1,250	1,346
5.00%, 07/01/2030	1,500	1,627
5.00%, 07/01/2031	1,000	1,084
State of Florida
5.00%, 06/01/2026	12,080	12,431
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,407
4.00%, 07/01/2039	3,625	3,665
Stillwater Community Development District
2.38%, 06/15/2026 (5)	125	122
Sunbridge Stewardship District
5.20%, 05/01/2042	500	507
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,044
5.00%, 10/01/2043	2,000	2,171
5.00%, 10/01/2044	3,345	3,619

The accompanying notes are an integral part of these financial statements.

282

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 5.51% – (continued)
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	$5,145	$5,272
Tolomato Community Development District
2.10%, 05/01/2025	1,340	1,330
2.80%, 05/01/2027	1,240	1,209
2.88%, 05/01/2027	105	103
3.00%, 05/01/2032	1,500	1,383
4.10%, 05/01/2031	785	775
Tradition Community Development District No 9
2.30%, 05/01/2026	195	190
2.70%, 05/01/2031	270	244
Two Lakes Community Development District
5.00%, 05/01/2044	600	621
Two Rivers North Community Development District
4.63%, 05/01/2027	80	80
4.88%, 05/01/2032	250	253
V-Dana Community Development District
2.60%, 05/01/2026	65	64
3.13%, 05/01/2031	125	117
Verano No 3 Community Development District
2.38%, 05/01/2026	40	39
3.00%, 05/01/2031	120	110
Viera Stewardship District
2.30%, 05/01/2026	160	156
2.80%, 05/01/2031	465	420
4.60%, 05/01/2033	1,770	1,793
Village Community Development District No 13
2.55%, 05/01/2031	1,175	1,077
Village Community Development District No 15
4.00%, 05/01/2034 (5)	1,030	1,021
4.20%, 05/01/2039 (5)	1,000	987
4.38%, 05/01/2033 (5)	485	495
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	743
5.00%, 10/15/2031	300	312
5.00%, 10/15/2044	390	404
Watergrass Community Development District II
2.00%, 05/01/2026	120	116
2.50%, 05/01/2031	310	276
West Villages Improvement District
4.50%, 05/01/2031	495	496
5.38%, 05/01/2044	745	748
Westside Haines City Community Development District
2.50%, 05/01/2026	65	64
3.00%, 05/01/2031	215	197
Wildwood Utility Dependent District
5.50%, 10/01/2048	1,910	2,097
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	165	160
3.63%, 05/01/2032	695	641
Wiregrass II Community Development District
4.50%, 05/01/2027	45	45
4.80%, 05/01/2032	240	242

Total Florida		879,027

The accompanying notes are an integral part of these financial statements.

283

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.43%
Athens-Clarke County Unified Government Development Authority
3.00%, 06/15/2038	$925	$836
3.00%, 06/15/2038	1,350	1,236
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026 (5)	930	917
2.88%, 07/01/2031 (5)	2,080	1,940
Atlanta Urban Residential Finance Authority
3.45%, 02/01/2029 (1)	2,850	2,849
5.00%, 05/01/2028 (1)	6,860	7,044
Bartow County Development Authority
3.95%, 12/01/2032 (1)	8,030	8,188
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,413
5.00%, 07/01/2037	1,800	1,909
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	250
5.00%, 07/01/2026	580	592
5.00%, 07/01/2026	1,210	1,246
5.00%, 07/01/2027	2,635	2,762
5.00%, 07/01/2032	250	268
5.00%, 07/01/2033	350	374
5.00%, 07/01/2033	2,000	2,156
5.00%, 07/01/2034	250	266
5.00%, 07/01/2034	1,300	1,396
5.00%, 07/01/2035	350	372
5.00%, 07/01/2036	350	371
5.00%, 07/01/2037	385	407
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2036	5,500	6,280
5.00%, 11/01/2040	19,675	19,732
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (1)	2,700	2,848
5.00%, 07/01/2054 (1)	3,330	3,390
DeKalb County Housing Authority
4.00%, 03/01/2034	1,280	1,263
4.13%, 12/01/2034	3,500	3,424
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,295
Development Authority for Fulton County
5.00%, 06/15/2044	580	603
Development Authority of Burke County
2.88%, 12/01/2049 (1)	5,640	5,598
3.25%, 11/01/2045 (1)	3,000	2,998
3.30%, 12/01/2049 (1)	4,050	4,019
3.38%, 11/01/2053 (1)	7,050	7,051
3.80%, 10/01/2032 (1)	5,555	5,591
Development Authority of Monroe County
2.25%, 07/01/2025	505	500
3.88%, 10/01/2048 (1)	4,815	4,846
Gainesville & Hall County Hospital Authority
5.00%, 10/15/2030	3,500	3,810
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,137
4.00%, 01/01/2036	2,000	1,991
Georgia Housing & Finance Authority
2.95%, 12/01/2039	1,000	831

The accompanying notes are an integral part of these financial statements.

284

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.43% – (continued)
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	$2,000	$1,877
4.00%, 08/01/2037	750	697
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	627
Homerville Housing Authority
3.45%, 01/01/2028 (1)	1,105	1,096
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,375
4.00%, 03/01/2050 (1)	10,805	10,839
4.00%, 05/01/2052 (1)	26,945	27,065
4.00%, 07/01/2052 (1)	32,165	32,393
4.00%, 09/01/2052 (1)	11,210	11,256
4.69% (SOFR + 1.70%), 12/01/2053 (2)	42,000	43,241
5.00%, 12/01/2026	1,000	1,023
5.00%, 05/15/2027	1,500	1,538
5.00%, 12/01/2027	1,500	1,550
5.00%, 12/01/2028	1,000	1,042
5.00%, 12/01/2052 (1)	12,375	12,886
5.00%, 06/01/2053 (1)	11,180	11,701
5.00%, 07/01/2053 (1)	5,755	6,055
5.00%, 09/01/2053 (1)	23,220	24,479
5.00%, 12/01/2053 (1)	19,735	20,855
5.00%, 04/01/2054 (1)	15,015	15,947
5.00%, 05/01/2054 (1)	11,030	11,566
5.00%, 05/01/2054 (1)	32,150	34,080
5.00%, 12/01/2054 (1)	40,720	43,328
5.00%, 12/01/2054 (1)	41,900	44,281
5.00%, 05/01/2055 (1)	9,300	9,815
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2034	1,000	1,139
5.00%, 07/01/2035	525	596
5.00%, 07/01/2039	900	1,003
Municipal Electric Authority of Georgia
4.00%, 01/01/2035	435	432
4.00%, 01/01/2035	1,500	1,508
4.00%, 01/01/2036	435	429
4.00%, 01/01/2037	860	844
4.00%, 01/01/2038	850	828
4.00%, 01/01/2039	850	826
4.00%, 01/01/2046	400	388
4.00%, 01/01/2046	590	573
4.00%, 01/01/2051	220	197
4.00%, 01/01/2051	1,100	999
5.00%, 01/01/2025	350	350
5.00%, 01/01/2025	900	900
5.00%, 01/01/2025	950	950
5.00%, 01/01/2026	300	305
5.00%, 01/01/2026	320	325
5.00%, 01/01/2026	1,000	1,017
5.00%, 01/01/2027	300	311
5.00%, 01/01/2027	1,500	1,554
5.00%, 11/01/2027	200	210
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	500	518
5.00%, 01/01/2028	750	790
5.00%, 11/01/2028	275	293
5.00%, 11/01/2029	300	324

The accompanying notes are an integral part of these financial statements.

285

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.43% – (continued)
5.00%, 01/01/2031	$685	$726
5.00%, 01/01/2032	1,025	1,077
5.00%, 01/01/2034	1,080	1,171
5.00%, 01/01/2036	1,645	1,834
5.00%, 01/01/2039	1,600	1,750
5.00%, 01/01/2039	3,980	4,119
5.00%, 01/01/2048	1,455	1,471
5.00%, 07/01/2048	1,000	1,057
5.00%, 01/01/2056	190	192
5.00%, 01/01/2056	280	288
5.00%, 01/01/2063	515	520
5.25%, 01/01/2038	920	1,035
5.25%, 01/01/2049	890	959
Paulding County Hospital Authority
4.00%, 04/01/2041	1,250	1,238
4.00%, 04/01/2041	1,975	1,977
5.00%, 04/01/2033	250	276
5.00%, 04/01/2034	350	385
5.00%, 04/01/2035	200	219
5.00%, 04/01/2036	330	361
5.00%, 04/01/2037	300	327
5.00%, 04/01/2038	450	488
5.00%, 04/01/2039	725	782
5.00%, 04/01/2042	1,875	2,002
5.00%, 04/01/2043	8,750	9,296
Private Colleges & Universities Authority
5.00%, 04/01/2028	400	420
5.00%, 04/01/2034	780	848
State of Georgia
4.00%, 08/01/2034	6,455	6,771
Warner Robins Housing Authority Resident Council Corp.
5.00%, 02/01/2029 (1)	2,500	2,603

Total Georgia		546,438

Guam – 0.15%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2032	500	523
5.25%, 10/01/2031	325	345
Guam Department of Education
3.63%, 02/01/2025	290	290
Guam Power Authority
5.00%, 10/01/2038	1,250	1,354
5.00%, 10/01/2039	535	576
Territory of Guam
4.00%, 01/01/2036	6,405	6,222
4.00%, 01/01/2042	5,445	5,174
5.00%, 12/01/2028	2,500	2,555
5.00%, 12/01/2030	1,750	1,786
5.00%, 11/15/2031	1,185	1,201
5.00%, 12/01/2034	2,500	2,538
5.00%, 11/15/2039	600	601

Total Guam		23,165

Hawaii – 0.24%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,090	1,233
5.00%, 07/01/2036	1,930	1,973
5.00%, 07/01/2037	1,435	1,617

The accompanying notes are an integral part of these financial statements.

286

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Hawaii – 0.24% – (continued)
City & County of Honolulu HI
5.00%, 06/01/2027 (1)	$3,075	$3,141
5.00%, 11/01/2028	540	581
5.00%, 11/01/2029	1,800	1,965
5.00%, 07/01/2034	810	884
5.00%, 07/01/2035	1,345	1,463
Kauai County Community Facilities District
4.00%, 05/15/2028	485	485
State of Hawaii
5.00%, 01/01/2030	2,330	2,502
State of Hawaii Airports System Revenue
5.00%, 07/01/2033	1,425	1,475
5.00%, 07/01/2041	3,000	3,006
State of Hawaii Harbor System Revenue
4.00%, 07/01/2035	420	415
4.00%, 07/01/2036	545	556
4.00%, 07/01/2039	1,000	1,007
University of Hawaii
5.00%, 10/01/2028	4,015	4,304
5.00%, 10/01/2028	4,445	4,765
5.00%, 10/01/2029	1,225	1,334
5.00%, 10/01/2030	5,350	5,913

Total Hawaii		38,619

Idaho – 0.18%
Boise State University
5.00%, 04/01/2048	1,595	1,704
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	405
4.00%, 03/01/2035	250	252
4.00%, 03/01/2039	700	692
4.00%, 03/01/2040	835	823
4.00%, 03/01/2041	850	835
4.00%, 03/01/2046	2,900	2,746
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	442
3.00%, 05/01/2032	630	583
3.10%, 07/01/2025	1,675	1,670
4.00%, 07/15/2039	6,500	6,482
4.00%, 01/01/2050	125	125
5.00%, 08/15/2040	2,380	2,629
6.00%, 07/01/2054	6,500	7,113
Idaho State Building Authority
5.00%, 09/01/2043	1,500	1,560

Total Idaho		28,061

Illinois – 7.60%
Aurora Public Library District
4.00%, 12/01/2041	790	771
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	485
Chicago Board of Education
4.00%, 12/01/2038	3,785	3,455
4.00%, 12/01/2041	9,980	8,789
4.00%, 12/01/2047	6,000	4,989
5.00%, 12/01/2025	2,500	2,523
5.00%, 12/01/2026	145	147
5.00%, 12/01/2026	3,660	3,710

The accompanying notes are an integral part of these financial statements.

287

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
5.00%, 12/01/2028	$1,270	$1,304
5.00%, 12/01/2029	540	557
5.00%, 12/01/2030	2,000	2,054
5.00%, 12/01/2030	2,430	2,495
5.00%, 12/01/2031	2,185	2,242
5.00%, 12/01/2031	3,020	3,060
5.00%, 12/01/2033	300	304
5.00%, 12/01/2033	3,525	3,526
5.00%, 12/01/2033	5,845	5,997
5.00%, 12/01/2035	2,085	2,149
5.00%, 12/01/2036	1,165	1,173
5.00%, 12/01/2037	7,950	8,066
5.00%, 12/01/2038	1,250	1,265
5.00%, 12/01/2039	5,000	5,045
5.00%, 12/01/2042	6,025	5,946
5.00%, 12/01/2046	1,000	984
5.00%, 12/01/2046	1,200	1,174
5.00%, 12/01/2046	2,340	2,284
5.00%, 12/01/2046	6,505	6,365
5.00%, 12/01/2047	5,295	5,166
5.25%, 12/01/2035	2,590	2,590
5.25%, 12/01/2039	2,000	1,974
6.50%, 12/01/2046	100	103
6.75%, 12/01/2030 (5)	1,500	1,613
7.00%, 12/01/2042 (5)	1,000	1,065
7.00%, 12/01/2046 (5)	400	424
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,910
5.00%, 01/01/2027	1,800	1,820
5.00%, 01/01/2032	4,835	5,207
5.00%, 01/01/2035	12,500	13,914
5.50%, 01/01/2036	2,500	2,780
5.50%, 01/01/2037	500	554
5.50%, 01/01/2038	500	552
5.50%, 01/01/2039	1,000	1,097
5.50%, 01/01/2040	1,000	1,092
5.75%, 01/01/2041	1,000	1,105
5.75%, 01/01/2043	1,250	1,372
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,123
4.00%, 01/01/2036	2,500	2,527
4.00%, 01/01/2036	3,285	3,321
4.00%, 01/01/2037	2,500	2,520
4.00%, 01/01/2038	1,500	1,498
5.00%, 01/01/2025	415	415
5.00%, 01/01/2027	520	534
5.00%, 01/01/2028	1,000	1,023
5.00%, 01/01/2030	2,000	2,000
5.00%, 01/01/2030	3,105	3,105
5.00%, 01/01/2030	5,280	5,575
5.00%, 01/01/2031	660	672
5.00%, 01/01/2032	600	645
5.00%, 01/01/2032	1,140	1,187
5.00%, 01/01/2032	1,300	1,300
5.00%, 01/01/2033	345	349
5.00%, 01/01/2033	400	428
5.00%, 01/01/2033	1,200	1,248
5.00%, 01/01/2033	2,520	2,520

The accompanying notes are an integral part of these financial statements.

288

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
5.00%, 07/01/2033	$550	$562
5.00%, 01/01/2034	325	346
5.00%, 01/01/2035	715	758
5.00%, 01/01/2035	1,285	1,330
5.00%, 01/01/2035	3,200	3,200
5.00%, 01/01/2035	3,835	4,150
5.00%, 01/01/2036	430	435
5.00%, 01/01/2036	750	793
5.00%, 01/01/2037	1,675	1,788
5.00%, 01/01/2037	2,000	2,025
5.00%, 01/01/2038	1,785	1,977
5.00%, 01/01/2039	2,000	2,051
5.00%, 01/01/2043	3,000	3,250
5.00%, 01/01/2046	3,010	3,010
5.00%, 07/01/2048	6,450	6,461
5.25%, 01/01/2040	6,305	6,816
5.25%, 01/01/2042	500	512
5.25%, 01/01/2042	2,450	2,624
5.25%, 01/01/2043	1,700	1,828
5.25%, 01/01/2043	4,040	4,310
Chicago Park District
5.00%, 01/01/2040	6,405	6,456
5.00%, 01/01/2044	5,700	5,918
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2025	200	201
5.00%, 06/01/2026	160	164
5.00%, 06/01/2026	8,275	8,469
5.00%, 06/01/2029	1,500	1,617
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2036	1,500	1,677
5.00%, 12/01/2042	5,000	5,435
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,925
5.50%, 03/01/2030	755	817
5.50%, 03/01/2034	700	752
5.50%, 03/01/2036	400	427
5.50%, 03/01/2038	555	590
City of Chicago Heights IL
2.88%, 08/01/2027 (1)	3,000	2,981
5.25%, 12/01/2034	2,115	2,221
City of Chicago IL
4.00%, 01/01/2032	2,500	2,484
5.00%, 11/01/2026 (1)	7,476	7,568
5.00%, 01/01/2027	500	500
5.00%, 01/01/2027	2,000	2,047
5.00%, 01/01/2030	2,000	2,104
5.00%, 01/01/2030	2,380	2,504
5.00%, 01/01/2031	1,400	1,468
5.00%, 01/01/2031	2,915	3,086
5.00%, 01/01/2032	13,095	13,798
5.00%, 01/01/2033	2,000	2,094
5.00%, 01/01/2034	1,445	1,507
5.00%, 01/01/2035	7,540	7,896
5.00%, 01/01/2044	12,000	12,087
5.25%, 01/01/2027	2,435	2,435
5.50%, 01/01/2039	4,400	4,667
5.50%, 01/01/2041	4,000	4,159

The accompanying notes are an integral part of these financial statements.

289

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
5.75%, 01/01/2034	$2,000	$2,060
6.00%, 01/01/2038	1,910	1,969
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	1,000	1,033
5.00%, 01/01/2030	1,310	1,310
5.00%, 01/01/2032	2,500	2,773
5.00%, 01/01/2038	1,775	1,922
5.00%, 01/01/2039	2,500	2,691
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2036	10,890	12,152
5.00%, 11/01/2038	1,250	1,343
5.00%, 11/01/2039	2,000	2,140
City of Joliet IL
5.00%, 12/15/2037	1,000	1,084
5.00%, 12/15/2038	1,090	1,172
5.25%, 12/15/2039	730	796
5.50%, 12/15/2042	1,305	1,429
5.50%, 12/15/2044	3,625	3,950
City of Springfield IL Electric Revenue
3.00%, 03/01/2038	14,900	13,306
5.00%, 03/01/2035	15,000	16,781
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
4.00%, 02/01/2037	535	538
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,486
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	346
2.00%, 12/15/2034	440	351
Cook County High School District No 220 Reavis
5.00%, 12/01/2032	1,160	1,222
County of Cook IL
4.00%, 11/15/2026	555	563
4.00%, 11/15/2027	560	571
4.00%, 11/15/2028	280	287
5.00%, 11/15/2025	375	380
5.00%, 11/15/2026	750	774
5.00%, 11/15/2026	1,450	1,497
5.00%, 11/15/2029	1,630	1,764
5.00%, 11/15/2030	500	515
5.00%, 11/15/2034	1,200	1,233
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	196
5.00%, 11/15/2033	150	168
5.00%, 11/15/2035	315	348
5.00%, 11/15/2036	645	710
5.00%, 11/15/2036	1,000	1,099
5.00%, 11/15/2036	4,500	4,684
5.00%, 11/15/2038	890	968
5.00%, 11/15/2038	2,370	2,456
5.00%, 11/15/2040	1,820	1,962
5.25%, 11/15/2035	3,000	3,146
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia
5.00%, 12/01/2034	1,030	1,139
5.00%, 12/01/2035	1,000	1,100
Grundy Kendall & Will Counties Community Consolidated School Distributors No 201 Minooka
4.00%, 10/15/2026	1,580	1,604
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,420

The accompanying notes are an integral part of these financial statements.

290

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
Illinois Finance Authority
3.00%, 07/01/2035	$1,000	$852
3.63%, 02/15/2032	355	351
3.75%, 02/15/2034	745	734
4.00%, 10/15/2028	670	645
4.00%, 10/15/2029	1,045	997
4.00%, 01/01/2031	1,665	1,685
4.00%, 10/15/2031	1,135	1,061
4.00%, 12/01/2032	510	511
4.00%, 12/01/2033	1,210	1,244
4.00%, 08/01/2034	2,050	2,004
4.00%, 08/01/2035	1,625	1,578
4.00%, 02/15/2036	800	786
4.00%, 05/15/2036	535	521
4.00%, 07/15/2037	3,090	3,115
4.00%, 08/01/2037	1,160	1,110
4.00%, 07/15/2038	5,750	5,776
4.00%, 08/01/2038	1,165	1,106
4.00%, 07/15/2039	6,280	6,271
4.00%, 08/15/2039	9,280	8,951
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	55	56
4.00%, 02/15/2041	1,805	1,735
4.13%, 08/15/2037	1,090	1,028
4.13%, 12/01/2050 (1)(5)	21,605	21,369
5.00%, 02/15/2025	695	696
5.00%, 07/15/2025	230	232
5.00%, 02/15/2026	360	367
5.00%, 02/15/2026	1,345	1,369
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,111
5.00%, 09/01/2028	500	505
5.00%, 01/01/2029	1,650	1,712
5.00%, 02/15/2029	835	848
5.00%, 02/15/2029	1,445	1,496
5.00%, 12/01/2029	340	346
5.00%, 02/15/2030	1,240	1,282
5.00%, 05/15/2030	1,180	1,182
5.00%, 07/01/2030	275	283
5.00%, 07/15/2030	710	747
5.00%, 08/15/2030	630	686
5.00%, 09/01/2030	430	434
5.00%, 11/01/2030	965	997
5.00%, 01/01/2031	3,545	3,685
5.00%, 02/15/2031	300	310
5.00%, 05/15/2031	5,000	5,213
5.00%, 07/01/2031	1,420	1,466
5.00%, 08/15/2031	1,525	1,659
5.00%, 05/15/2032	3,745	3,908
5.00%, 07/01/2033	10,000	10,742
5.00%, 08/15/2033	250	257
5.00%, 10/01/2033	700	741
5.00%, 12/01/2033	700	711
5.00%, 01/01/2034	605	629
5.00%, 02/15/2034	1,770	1,820
5.00%, 08/15/2034	1,725	1,872
5.00%, 08/15/2034	2,500	2,585
5.00%, 11/15/2034	3,000	3,011

The accompanying notes are an integral part of these financial statements.

291

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
5.00%, 07/01/2035	$2,160	$2,218
5.00%, 08/15/2035	600	616
5.00%, 02/15/2036	840	861
5.00%, 07/01/2036	830	854
5.00%, 08/15/2036	1,000	1,027
5.00%, 01/01/2037	2,785	2,946
5.00%, 05/15/2037	500	555
5.00%, 08/15/2037	1,000	1,027
5.00%, 08/15/2038	1,000	1,076
5.00%, 11/15/2038	3,795	3,805
5.00%, 05/15/2039	1,100	1,211
5.00%, 08/15/2039	1,200	1,288
5.00%, 08/15/2040	5,000	5,348
5.00%, 02/15/2041	2,340	2,376
5.00%, 08/01/2042	120	121
5.00%, 01/01/2044	4,145	4,384
5.00%, 08/15/2044	15,690	15,723
5.00%, 08/01/2049	140	140
5.00%, 05/15/2050 (1)	2,170	2,206
5.00%, 08/15/2053 (1)	1,120	1,216
5.25%, 08/15/2031	500	515
5.25%, 04/01/2040	550	618
5.50%, 10/01/2047	635	654
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	946
2.70%, 10/01/2034	700	612
2.90%, 08/01/2031	685	642
3.00%, 04/01/2051	2,475	2,415
3.50%, 04/01/2052	4,270	4,207
3.75%, 04/01/2050	375	374
4.00%, 06/01/2026 (1)	600	601
4.00%, 10/01/2049	1,735	1,736
4.25%, 04/01/2028	1,000	1,019
4.38%, 10/01/2041	3,500	3,474
4.50%, 10/01/2048	2,215	2,234
5.00%, 02/01/2027 (1)	6,270	6,373
5.00%, 11/01/2027 (1)	6,173	6,348
6.00%, 10/01/2055	15,415	16,990
6.25%, 10/01/2052	5,215	5,581
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,428
4.00%, 02/01/2035	10,000	9,793
5.00%, 02/01/2031	470	473
5.00%, 02/01/2032	5,000	5,029
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	982
5.25%, 06/15/2032	1,735	1,744
Illinois State Toll Highway Authority
5.00%, 01/01/2026	1,550	1,579
5.00%, 12/01/2031	235	239
5.00%, 12/01/2032	425	432
5.00%, 01/01/2036	2,500	2,532
5.00%, 01/01/2037	1,260	1,266
5.00%, 01/01/2038	25,715	25,766
5.00%, 01/01/2039	9,125	9,159
5.00%, 01/01/2040	7,050	7,104
5.00%, 01/01/2040	9,900	9,935

The accompanying notes are an integral part of these financial statements.

292

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
5.00%, 01/01/2041	$2,190	$2,340
5.00%, 01/01/2041	13,710	13,867
5.00%, 01/01/2042	6,840	7,033
5.00%, 01/01/2044	2,270	2,381
5.00%, 01/01/2045	1,340	1,424
Illinois State University
3.00%, 04/01/2043	2,430	2,047
5.00%, 04/01/2032	1,745	1,833
Jackson Perry Etc Counties Community Unit School District No 176 Trico
5.00%, 12/01/2028	420	443
5.00%, 12/01/2029	415	441
5.00%, 12/01/2030	360	387
5.00%, 12/01/2031	495	537
5.00%, 12/01/2032	865	936
Jefferson County School District No 82 Bethel
4.10%, 12/01/2043	765	737
5.00%, 12/01/2036	255	275
5.00%, 12/01/2038	295	318
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,123
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026	1,930	1,966
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	426
5.00%, 01/01/2032	550	604
5.00%, 01/01/2033	550	608
5.00%, 01/01/2034	650	716
Kendall Kane & Will Counties Community Unit School District No 308
5.00%, 02/01/2025	1,000	1,001
5.00%, 02/01/2036	3,600	3,631
La Grange Park Community Park District
6.50%, 12/01/2042	925	1,113
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,587
5.50%, 12/01/2040	2,145	2,342
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2032	355	383
5.00%, 01/01/2033	325	353
5.00%, 01/01/2034	370	403
5.00%, 01/01/2035	300	324
5.00%, 01/01/2039	920	980
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,001
5.00%, 01/01/2027	100	100
5.00%, 01/01/2027	2,100	2,103
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,100
Lake County School District No 112 North Shore
4.00%, 12/01/2041	2,485	2,488
4.00%, 12/01/2042	2,590	2,588
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2025	1,000	999
0.00%, 01/15/2026	1,000	963
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028	15,615	13,853
0.00%, 06/15/2029	3,470	2,971
0.00%, 12/15/2029	3,745	3,166
0.00%, 12/15/2029	5,665	4,765

The accompanying notes are an integral part of these financial statements.

293

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
0.00%, 12/15/2030	$11,000	$8,930
0.00%, 12/15/2031	1,015	792
4.00%, 12/15/2042	1,645	1,565
5.00%, 12/15/2028	1,000	1,042
5.00%, 12/15/2028	2,000	2,082
5.00%, 12/15/2032	550	572
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,062
Northern Illinois University
4.25%, 04/01/2044	1,250	1,188
5.00%, 04/01/2038	670	709
5.00%, 04/01/2039	750	791
5.50%, 04/01/2049	1,500	1,594
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,426
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2033	1,000	1,027
Regional Transportation Authority
5.75%, 06/01/2034	3,400	3,887
Richland County Community Unit School District No 1
5.00%, 12/01/2035	2,510	2,770
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,000
5.00%, 01/01/2025	4,000	4,000
5.00%, 01/01/2026	2,000	2,036
5.00%, 01/01/2029	1,000	1,065
5.00%, 01/01/2036	3,285	3,466
5.00%, 01/01/2037	1,140	1,207
5.00%, 01/01/2039	5,000	5,455
5.00%, 01/01/2042	3,000	3,230
5.25%, 01/01/2043	1,100	1,149
5.50%, 01/01/2036	2,000	2,143
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	872
5.50%, 02/01/2043	530	571
5.50%, 02/01/2047	530	563
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,707
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	1,000	1,073
Southern Illinois University
4.00%, 04/01/2040	500	469
Southwestern Illinois Development Authority
5.50%, 12/01/2037	2,850	3,154
5.50%, 12/01/2038	6,250	6,897
5.50%, 12/01/2039	6,350	6,982
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2025	175	175
5.00%, 01/01/2028	200	209
5.00%, 01/01/2036	225	246
5.00%, 01/01/2038	225	243
5.00%, 01/01/2039	240	258
5.00%, 01/01/2041	425	454
5.00%, 01/01/2042	230	245
5.00%, 01/01/2044	250	264
5.00%, 01/01/2044	650	685
5.00%, 01/01/2049	600	624

The accompanying notes are an integral part of these financial statements.

294

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
State of Illinois
4.00%, 02/01/2030	$3,125	$3,158
4.00%, 03/01/2031	1,500	1,536
4.00%, 10/01/2032	1,390	1,407
4.00%, 03/01/2038	1,125	1,110
5.00%, 05/01/2025	3,050	3,052
5.00%, 06/01/2025	880	885
5.00%, 10/01/2025	10,000	10,116
5.00%, 11/01/2025	2,040	2,066
5.00%, 11/01/2025	8,965	9,080
5.00%, 06/01/2026	125	128
5.00%, 10/01/2026	2,270	2,333
5.00%, 11/01/2026	2,120	2,182
5.00%, 02/01/2027	290	300
5.00%, 03/01/2027	980	1,014
5.00%, 11/01/2027	1,675	1,751
5.00%, 02/01/2028	1,000	1,032
5.00%, 07/01/2028	8,465	8,931
5.00%, 11/01/2028	12,940	13,495
5.00%, 03/01/2029	2,620	2,783
5.00%, 04/01/2029	605	605
5.00%, 05/01/2029	2,820	3,002
5.00%, 03/01/2030	1,875	2,017
5.00%, 03/01/2030	11,310	12,165
5.00%, 10/01/2030	5,325	5,767
5.00%, 03/01/2031	11,350	12,349
5.00%, 10/01/2031	1,750	1,892
5.00%, 10/01/2031	6,500	6,822
5.00%, 02/01/2032	4,170	4,575
5.00%, 01/01/2033	415	420
5.00%, 03/01/2033	1,000	1,083
5.00%, 03/01/2034	1,000	1,086
5.00%, 03/01/2034	9,715	10,448
5.00%, 03/01/2035	3,670	3,972
5.00%, 03/01/2035	23,005	24,899
5.00%, 05/01/2035	3,860	4,258
5.00%, 07/01/2035	2,340	2,538
5.00%, 03/01/2036	1,000	1,079
5.00%, 07/01/2036	11,055	11,954
5.00%, 05/01/2038	2,915	3,177
5.25%, 02/01/2029	3,720	3,722
5.25%, 12/01/2030	11,685	12,248
5.25%, 05/01/2043	625	677
5.25%, 05/01/2043	4,680	4,999
5.25%, 05/01/2045	1,950	2,099
State of Illinois Sales Tax Revenue
3.00%, 06/15/2034	1,070	957
5.00%, 06/15/2025	340	342
5.00%, 06/15/2025	3,965	3,989
5.00%, 06/15/2025	4,190	4,195
5.00%, 06/15/2026	500	512
5.00%, 06/15/2026	7,890	8,072
5.00%, 06/15/2027	1,000	1,043
5.00%, 06/15/2027	7,930	8,273
5.00%, 06/15/2028	7,930	8,396
5.00%, 06/15/2031	5,935	6,492
5.00%, 06/15/2032	4,980	5,491
5.00%, 06/15/2034	7,190	8,022

The accompanying notes are an integral part of these financial statements.

295

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 7.60% – (continued)
University of Illinois
5.00%, 10/01/2036	$1,350	$1,452
University of Illinois Auxiliary Facilities System
5.00%, 04/01/2034	3,000	3,405
5.25%, 04/01/2040	5,000	5,598
5.25%, 04/01/2044	1,155	1,268
Village of Bellwood IL
5.00%, 12/01/2032	2,085	2,262
Village of Bolingbrook IL
4.00%, 03/01/2025	500	500
4.00%, 03/01/2027	1,000	1,015
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,043
Village of Bradley IL
5.00%, 12/15/2041	1,445	1,533
Village of New Lenox IL
4.00%, 12/15/2043	740	711
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2029	400	344
0.00%, 01/01/2029	500	430
0.00%, 01/01/2031	300	238
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/15/2044	1,000	932
4.00%, 01/15/2045	810	753
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,471
5.00%, 11/01/2026	1,800	1,864
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2026	130	123
0.00%, 11/01/2026	775	726
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	405
5.00%, 01/01/2038	355	387
5.25%, 01/01/2039	280	308
5.25%, 01/01/2041	1,160	1,266
5.50%, 01/01/2047	4,880	5,314
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka
5.00%, 11/01/2044 (1)	3,000	3,000
Yorkville-Bristol Sanitation District
4.50%, 12/15/2053	1,585	1,573
5.00%, 12/15/2047	1,000	1,038
5.00%, 12/15/2050	1,500	1,542

Total Illinois		1,211,143

Indiana – 1.51%
Avon Community School Building Corp.
3.00%, 01/15/2044	3,650	2,961
5.25%, 07/15/2038	1,000	1,120
5.25%, 07/15/2039	1,250	1,393
5.50%, 07/15/2041	2,000	2,251
Bloomington Redevelopment District
5.25%, 08/01/2036	1,750	1,867
Brownsburg 1999 School Building Corp.
5.00%, 07/15/2041	2,035	2,217
5.50%, 07/15/2040	1,960	2,153
5.50%, 07/15/2042	6,125	6,665
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028	13,655	13,387

The accompanying notes are an integral part of these financial statements.

296

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.51% – (continued)
Carmel Redevelopment Authority
1.13%, 01/15/2044	$2,000	$1,113
Center Grove School Building Corp.
5.00%, 01/15/2026	1,000	1,017
City of Fort Wayne IN Waterworks Utility Revenue
3.25%, 12/01/2028	400	396
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,206
City of La Porte IN Sewage Works Revenue
3.75%, 09/01/2029	2,500	2,431
City of La Porte IN Waterworks Revenue
3.50%, 07/01/2029	2,500	2,433
City of Valparaiso IN
4.50%, 01/01/2034 (5)	1,650	1,670
4.88%, 01/01/2044 (5)	2,750	2,785
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2044	1,000	1,065
City of Whiting IN 4.40%, 03/01/2046 (1)	5,245	5,334
5.00%, 12/01/2044 (1)	3,900	3,951
Clark-Pleasant Community School Building Corp.
5.00%, 07/15/2043	1,250	1,348
5.00%, 01/15/2044	1,250	1,338
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,318
Cowan Community Schools Building Corp.
4.00%, 07/15/2040	545	546
4.00%, 07/15/2041	565	563
4.00%, 07/15/2042	585	578
Evansville Waterworks District
5.00%, 01/01/2037	500	545
Freddie Mac Pool
4.25%, 06/01/2041	2,999	2,822
Greater Clark Building Corp.
5.00%, 01/15/2044	1,600	1,704
Indiana Finance Authority
0.70%, 12/01/2046 (1)	8,525	8,276
0.75%, 12/01/2038 (1)	500	480
0.95%, 12/01/2038 (1)	900	867
2.25%, 12/01/2058 (1)	1,285	1,274
3.75%, 03/01/2031 (1)	1,450	1,449
4.13%, 12/01/2026	2,815	2,812
4.25%, 03/01/2049	755	719
4.50%, 05/01/2035 (1)	1,200	1,204
5.00%, 05/01/2026	1,100	1,126
5.00%, 11/01/2026	1,200	1,238
5.00%, 05/01/2027	700	728
5.00%, 05/01/2029	685	733
5.00%, 07/01/2029	1,195	1,242
5.00%, 11/01/2029	2,350	2,454
5.00%, 09/01/2031	440	451
5.00%, 03/01/2036	2,000	2,003
5.00%, 09/01/2036	1,000	1,019
5.00%, 06/01/2040	2,725	2,781
5.00%, 12/01/2040	28,455	28,531
5.00%, 03/01/2041	365	390
5.00%, 11/01/2041	3,975	3,998
5.00%, 03/01/2044	1,200	1,263
5.25%, 02/01/2033	2,500	2,521

The accompanying notes are an integral part of these financial statements.

297

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.51% – (continued)
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	$640	$627
3.00%, 07/01/2051	675	662
3.50%, 01/01/2049	570	565
5.00%, 01/01/2025	300	300
5.00%, 01/01/2026	300	305
5.00%, 01/01/2026	600	610
5.00%, 07/01/2026	320	328
5.00%, 07/01/2026	400	410
5.00%, 10/01/2026 (1)	3,445	3,465
5.00%, 01/01/2027	300	310
5.00%, 01/01/2027	575	594
5.00%, 07/01/2027	300	312
5.00%, 07/01/2027	400	416
5.00%, 01/01/2028	600	628
5.00%, 07/01/2028	500	526
Indiana Municipal Power Agency
5.00%, 01/01/2029	7,155	7,179
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,714
5.00%, 01/01/2025	1,195	1,195
5.00%, 07/15/2025	750	757
5.00%, 01/15/2027	700	726
5.00%, 01/15/2028	500	526
5.00%, 01/01/2029	1,000	1,017
5.00%, 01/01/2031	1,000	1,016
5.00%, 01/01/2036	615	675
5.00%, 01/01/2038	1,125	1,228
5.00%, 01/01/2039	1,250	1,356
5.00%, 02/01/2053	3,000	3,148
5.25%, 01/01/2039	2,000	2,144
IPS Multi-School Building Corp.
5.00%, 07/15/2027	1,000	1,045
5.25%, 07/15/2041	3,450	3,767
5.25%, 07/15/2043	2,000	2,162
Monroe County Community School Corp.
0.05%, 07/15/2034	995	691
0.05%, 01/15/2035	1,000	677
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	560
5.50%, 07/15/2036	1,000	1,117
5.50%, 07/15/2038	1,000	1,109
Muncie Community School Corp.
3.25%, 01/15/2026	1,000	997
Newburgh Chandler Public Library
0.05%, 01/15/2036	280	179
North Putnam Middle School Building Corp.
5.00%, 01/15/2044	370	396
Northwestern School Building Corp.
6.00%, 07/15/2039	900	1,014
Southwest Dubois County Multi-School Building Corp.
5.00%, 07/15/2042	1,260	1,356
5.00%, 01/15/2044	365	390
Speedway Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,075
Terre Haute Sanitary District
5.00%, 07/01/2038	4,445	4,782
5.00%, 07/01/2039	2,000	2,144

The accompanying notes are an integral part of these financial statements.

298

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.51% – (continued)
5.00%, 07/01/2040	$3,000	$3,198
5.00%, 07/01/2041	1,500	1,595
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	953
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,340
5.50%, 07/15/2043	10,130	11,185
Western Wayne School Building Corp.
4.00%, 07/15/2041	600	569
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	398
5.00%, 01/15/2029	540	552
5.00%, 01/15/2030	700	715
5.00%, 01/15/2034	1,000	1,122
5.00%, 07/15/2035	1,230	1,378
5.25%, 07/15/2038	2,200	2,485
5.25%, 07/15/2041	3,450	3,836
5.25%, 07/15/2043	6,200	6,823

Total Indiana		240,085

Iowa – 0.75%
Ames Community School District
1.75%, 06/01/2034	3,000	2,355
City of Coralville IA
4.00%, 06/01/2028	300	293
4.00%, 05/01/2030	600	583
5.00%, 05/01/2036	735	771
5.00%, 05/01/2038	1,400	1,462
5.00%, 05/01/2039	350	354
5.00%, 05/01/2040	2,260	2,344
5.00%, 05/01/2041	1,650	1,706
City of Des Moines IA
1.75%, 06/01/2038	1,410	984
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,125
County of Polk IA
5.00%, 06/01/2028	1,000	1,051
5.00%, 06/01/2030	2,170	2,324
5.00%, 06/01/2037	3,055	3,289
5.00%, 06/01/2039	4,000	4,294
5.00%, 06/01/2040	5,000	5,346
5.00%, 06/01/2041	4,000	4,258
5.00%, 06/01/2042	3,400	3,603
5.00%, 06/01/2043	3,200	3,380
5.00%, 06/01/2044	1,230	1,294
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,582
Iowa Finance Authority
3.50%, 01/01/2049	5,180	5,124
3.88%, 01/01/2042 (1)	10,205	10,216
5.00%, 08/01/2034	5,450	6,269
5.00%, 08/01/2036	4,545	5,137
5.00%, 08/01/2037	2,040	2,294
6.00%, 11/01/2042 (5)	3,500	3,440
7.25%, 05/15/2038	3,400	3,893
Iowa Higher Education Loan Authority
4.00%, 10/01/2031	220	218
4.00%, 10/01/2036	325	310

The accompanying notes are an integral part of these financial statements.

299

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.75% – (continued)
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	$1,000	$1,010
5.00%, 12/01/2025	1,775	1,793
5.00%, 12/01/2028	1,125	1,172
5.00%, 12/01/2028	1,640	1,709
5.00%, 12/01/2029	530	553
5.00%, 12/01/2029	1,275	1,331
5.00%, 12/01/2030	625	655
5.00%, 12/01/2030	1,000	1,049
5.00%, 12/01/2031	1,330	1,397
5.00%, 12/01/2032	1,270	1,349
5.00%, 12/01/2033	1,950	2,070
5.00%, 12/01/2034	1,100	1,162
PEFA, Inc.
5.00%, 09/01/2049 (1)	17,160	17,428
Waukee Community School District
2.00%, 06/01/2036	4,000	3,088
2.13%, 06/01/2039	4,440	3,259

Total Iowa		120,324

Kansas – 0.21%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,320
City of Girard KS
3.63%, 02/01/2027	1,300	1,304
City of Manhattan KS
4.00%, 06/01/2028	300	297
City of Prairie Village KS
2.88%, 04/01/2030	145	142
3.13%, 04/01/2036	980	913
Kansas Development Finance Authority
5.00%, 06/01/2043 (1)	9,900	10,177
5.00%, 11/15/2054 (1)	4,710	5,180
5.00%, 11/15/2054 (1)	10,000	10,616
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,347

Total Kansas		34,296

Kentucky – 2.05%
City of Ashland KY
5.00%, 02/01/2028	255	264
5.00%, 02/01/2032	395	407
5.00%, 02/01/2040	2,665	2,674
City of Henderson KY
3.70%, 01/01/2032 (5)	7,395	7,250
4.45%, 01/01/2042 (5)	6,920	6,760
County of Carroll KY
1.55%, 09/01/2042 (1)	10,750	10,220
1.75%, 10/01/2034 (1)	1,045	986
County of Knott KY
4.00%, 03/28/2044 (1)(5)	2,900	2,900
County of Meade KY
4.65%, 07/01/2060 (1)	2,040	2,040
Kenton County Airport Board
5.25%, 01/01/2037	5,600	6,166
5.25%, 01/01/2038	3,000	3,289
5.25%, 01/01/2040	1,500	1,625
5.25%, 01/01/2041	1,790	1,935

The accompanying notes are an integral part of these financial statements.

300

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 2.05% – (continued)
5.25%, 01/01/2043	$2,500	$2,690
5.25%, 01/01/2044	2,500	2,682
Kentucky Asset Liability Commission
5.00%, 09/01/2025	1,250	1,265
Kentucky Bond Development Corp.
5.00%, 09/01/2049	2,700	2,796
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,305
5.00%, 07/01/2033	1,000	1,004
5.00%, 01/01/2045	3,680	3,682
Kentucky Housing Corp.
3.50%, 07/01/2028 (1)	4,300	4,284
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	27,000	27,069
4.00%, 12/01/2050 (1)	17,845	17,905
5.00%, 01/01/2055 (1)	41,150	43,828
5.00%, 05/01/2055 (1)	6,305	6,588
5.25%, 04/01/2054 (1)	20,260	21,811
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,550
5.00%, 11/01/2026	1,830	1,897
5.00%, 11/01/2026	36,500	37,844
5.00%, 04/01/2027	1,000	1,043
5.00%, 11/01/2027	2,435	2,511
5.00%, 11/01/2027	16,000	16,851
5.00%, 11/01/2028	16,000	17,133
5.00%, 05/01/2029	1,000	1,040
5.00%, 05/01/2029	1,025	1,083
5.00%, 11/01/2031	1,685	1,788
5.00%, 05/01/2032	270	284
5.00%, 10/01/2037	2,125	2,378
5.00%, 10/01/2038	3,070	3,422
5.00%, 11/01/2038	1,000	1,109
5.00%, 11/01/2039	1,100	1,213
5.00%, 10/01/2040	6,120	6,750
5.00%, 10/01/2041	5,035	5,528
5.00%, 10/01/2044	2,150	2,334
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	377
5.00%, 07/01/2035	500	551
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	12,949
5.00%, 10/01/2030	2,500	2,555
5.00%, 10/01/2032	430	438
5.00%, 10/01/2037	1,200	1,253
5.00%, 10/01/2047 (1)	740	759
5.00%, 10/01/2047 (1)	2,135	2,270
Louisville & Jefferson County Metropolitan Sewer District
5.00%, 05/15/2038	7,585	8,503
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2031	1,000	1,021
Paducah Electric Plant Board
5.00%, 10/01/2034	5,700	5,814

Total Kentucky		326,673

Louisiana – 0.74%
City of Shreveport LA
5.00%, 03/01/2039	1,015	1,097
5.00%, 03/01/2049	1,500	1,565

The accompanying notes are an integral part of these financial statements.

301

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.74% – (continued)
5.00%, 03/01/2054	$1,250	$1,295
East Baton Rouge Parish Industrial Development Board, Inc.
4.07%, 08/01/2035 (1)	3,000	3,000
Greater New Orleans Expressway Commission
5.00%, 11/01/2036	1,000	1,011
5.00%, 11/01/2042	2,440	2,459
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,360
4.00%, 02/01/2036	750	762
4.00%, 02/01/2038	555	557
4.00%, 02/01/2039	1,110	1,107
4.00%, 02/01/2042	370	359
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,094
Juban Crossing Economic Development District
5.00%, 09/15/2039	1,100	1,177
5.00%, 09/15/2040	1,155	1,228
5.00%, 09/15/2041	1,210	1,279
5.00%, 09/15/2042	1,120	1,176
5.00%, 09/15/2043	1,335	1,397
5.00%, 09/15/2044	1,400	1,458
Lake Charles Harbor & Terminal District
5.00%, 01/01/2025	750	750
5.00%, 01/01/2026	355	359
5.00%, 01/01/2027	440	450
5.00%, 01/01/2028	525	542
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,217
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 11/15/2030 (5)	475	473
5.00%, 08/01/2027	935	977
5.00%, 10/01/2028	1,045	1,106
5.00%, 12/01/2034	780	852
5.00%, 08/15/2037	20,000	20,535
Louisiana Public Facilities Authority
5.00%, 12/15/2025	275	280
5.00%, 12/15/2026	300	310
5.00%, 10/01/2027	2,000	2,068
5.00%, 12/15/2028	250	263
5.00%, 12/15/2029	200	210
5.00%, 12/15/2030	150	157
5.00%, 05/15/2031	1,250	1,287
5.00%, 12/15/2031	390	408
5.00%, 05/15/2032	1,000	1,029
5.00%, 05/15/2034	200	205
New Orleans Aviation Board
5.00%, 01/01/2027	1,050	1,050
5.00%, 01/01/2027	5,750	5,899
5.00%, 01/01/2028	155	158
5.00%, 01/01/2029	810	810
5.00%, 01/01/2030	275	281
5.00%, 01/01/2033	740	755
5.00%, 01/01/2033	2,600	2,722
5.00%, 01/01/2034	170	173
5.00%, 01/01/2034	750	764
5.00%, 01/01/2034	2,750	2,875
5.00%, 01/01/2038	3,775	4,024
5.00%, 01/01/2039	3,785	4,001

The accompanying notes are an integral part of these financial statements.

302

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.74% – (continued)
5.25%, 01/01/2040	$3,265	$3,532
Parish of East Baton Rouge Capital Improvements District
5.00%, 08/01/2041	8,115	8,940
Parish of St John the Baptist LA
2.20%, 06/01/2037 (1)	2,475	2,420
3.30%, 06/01/2037 (1)	3,750	3,691
4.05%, 06/01/2037 (1)	5,090	5,113
Port New Orleans Board of Commissioners
5.00%, 04/01/2035	1,000	1,025
State of Louisiana
5.00%, 03/01/2038	5,000	5,281

Total Louisiana		118,373

Maine – 0.07%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(5)	1,100	1,102
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,283
5.00%, 07/01/2037	125	138
5.00%, 07/01/2039	175	192
5.00%, 07/01/2041	250	271
5.00%, 07/01/2043	300	321
5.25%, 07/01/2042	5,235	5,723
Town of York ME
0.05%, 10/01/2025	760	740
0.05%, 10/01/2026	760	715
0.05%, 10/01/2027	755	683
0.05%, 10/01/2028	755	658

Total Maine		11,826

Maryland – 1.29%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,479
4.00%, 07/01/2037	790	799
4.00%, 07/01/2037	1,235	1,248
4.00%, 07/01/2039	605	606
4.50%, 06/01/2033	150	152
5.00%, 07/01/2026	720	740
5.00%, 07/01/2029	4,770	4,935
5.00%, 09/01/2030	3,000	3,033
5.00%, 09/01/2032	1,000	1,009
5.00%, 07/01/2039	17,520	17,948
5.00%, 07/01/2041	6,090	6,225
County of Anne Arundel MD
5.00%, 10/01/2026	1,085	1,101
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,096
County of Prince George’s MD
5.00%, 07/15/2033	7,400	7,863
5.00%, 07/01/2034	2,000	2,252
Maryland Community Development Administration
3.10%, 03/01/2026	180	178
3.20%, 09/01/2028	2,000	1,948
3.25%, 03/01/2027	595	593
3.30%, 01/01/2029	4,800	4,725
3.50%, 03/01/2050	660	653
4.00%, 09/01/2049	690	690
5.00%, 09/01/2042	2,000	2,064

The accompanying notes are an integral part of these financial statements.

303

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.29% – (continued)
5.75%, 09/01/2054	$4,945	$5,245
6.00%, 03/01/2053	4,580	4,861
6.25%, 03/01/2054	915	992
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,105	1,066
4.00%, 09/01/2040	410	379
4.00%, 09/01/2050	1,295	1,102
5.00%, 06/01/2028	2,000	2,082
5.00%, 11/12/2028	7,185	7,268
5.00%, 06/30/2038	2,800	2,884
5.00%, 12/31/2039	2,350	2,409
5.00%, 06/30/2040	2,795	2,855
5.00%, 12/31/2040	3,575	3,651
5.00%, 06/30/2041	4,860	4,946
5.00%, 12/31/2041	3,155	3,211
5.00%, 06/30/2042	5,000	5,069
5.38%, 07/01/2038	1,215	1,313
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	109
5.00%, 07/01/2032	750	762
5.00%, 07/01/2045 (1)	2,075	2,141
5.50%, 01/01/2029	1,500	1,547
5.50%, 01/01/2030	1,750	1,803
Maryland Stadium Authority
5.00%, 05/01/2032	765	781
5.00%, 06/01/2038	1,760	1,926
5.00%, 05/01/2047	6,725	6,906
Maryland State Transportation Authority
5.00%, 07/01/2034	1,550	1,688
Maryland State Transportation Authority Passenger Facility Charge Revenue
4.00%, 06/01/2029	1,590	1,576
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	687
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,150
State of Maryland
3.00%, 08/01/2027	6,490	6,487
4.00%, 08/01/2029	3,000	3,000
4.00%, 08/01/2035	1,000	1,038
5.00%, 06/01/2034	2,115	2,382
5.00%, 06/01/2035	2,500	2,802
5.00%, 06/01/2035	10,000	11,508
5.00%, 03/15/2036	7,185	8,111
5.00%, 06/01/2036	6,465	7,410
5.00%, 06/01/2037	6,535	7,264
State of Maryland Department of Transportation
3.00%, 09/01/2032	5,300	5,103
4.00%, 10/01/2032	1,400	1,415
5.00%, 10/01/2026	11,570	11,985
5.00%, 12/01/2027	1,205	1,277
5.00%, 12/01/2028	1,335	1,440
5.00%, 08/01/2029	700	741
5.00%, 08/01/2035	1,800	1,953

Total Maryland		205,662

Massachusetts – 1.43%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,284

The accompanying notes are an integral part of these financial statements.

304

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.43% – (continued)
City of Waltham MA
2.13%, 10/15/2039	$660	$505
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,378
2.00%, 03/01/2038	1,240	962
4.00%, 11/01/2040	1,075	1,076
4.00%, 02/01/2042	6,000	5,934
5.00%, 09/01/2025	6,400	6,487
5.00%, 07/01/2028	350	360
5.00%, 12/01/2030	1,500	1,554
5.00%, 04/01/2033	3,775	3,925
5.00%, 07/01/2033	5,500	5,646
5.00%, 10/01/2033	4,075	4,626
5.00%, 07/01/2035	1,500	1,600
5.00%, 10/01/2035	10,000	11,265
5.00%, 07/01/2036	12,630	12,714
5.00%, 07/01/2037	4,670	4,779
5.00%, 09/01/2038	2,620	2,759
5.00%, 11/01/2038	10,000	10,398
5.00%, 05/01/2039	925	1,032
5.00%, 05/01/2040	1,250	1,388
5.00%, 07/01/2040	5,000	5,027
5.00%, 01/01/2042	5,710	6,311
5.00%, 05/01/2048	1,200	1,285
5.00%, 01/01/2054	2,310	2,460
5.25%, 10/01/2052	5,185	5,618
5.50%, 08/01/2030	1,140	1,277
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,771
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,182
0.00%, 07/01/2032	3,950	3,019
5.00%, 07/01/2037	12,500	14,343
5.00%, 07/01/2040	1,400	1,446
5.00%, 07/01/2040	5,000	5,027
5.00%, 07/01/2041	4,000	4,441
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,917
Massachusetts Development Finance Agency
5.00%, 07/01/2025	1,090	1,098
5.00%, 10/01/2025	905	910
5.00%, 07/01/2026	1,140	1,168
5.00%, 10/01/2026	955	971
5.00%, 11/01/2026 (1)	5,500	5,568
5.00%, 01/01/2031	475	484
5.00%, 01/01/2032	635	647
5.00%, 07/01/2032	1,270	1,291
5.00%, 01/01/2033	540	549
5.00%, 10/01/2033	750	758
5.00%, 10/01/2033	1,000	1,128
5.00%, 01/01/2034	710	721
5.00%, 07/01/2034	500	505
5.00%, 10/01/2034	835	843
5.00%, 10/01/2034	1,900	1,905
5.00%, 01/01/2035	745	756
5.00%, 07/15/2035 (5)	275	288
5.00%, 01/01/2036	1,100	1,114
5.00%, 07/15/2036 (5)	230	241

The accompanying notes are an integral part of these financial statements.

305

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.43% – (continued)
5.00%, 07/01/2037	$2,235	$2,258
5.00%, 10/01/2039	2,250	2,481
5.00%, 10/01/2041	1,450	1,457
5.00%, 10/01/2048	1,000	1,075
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,050	1,767
5.00%, 07/01/2026	5,000	5,092
5.00%, 07/01/2027	1,500	1,541
5.00%, 07/01/2028	2,500	2,595
5.00%, 07/01/2029	1,600	1,664
5.00%, 07/01/2030	1,425	1,488
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,761
1.85%, 12/01/2050 (1)	5,250	5,199
4.00%, 12/01/2027	3,750	3,756
4.35%, 12/01/2037	2,405	2,347
Massachusetts Port Authority
5.00%, 07/01/2032	4,220	4,454
5.00%, 07/01/2040	2,000	2,015
Massachusetts School Building Authority
5.00%, 11/15/2034	10,000	10,293
5.00%, 08/15/2037	9,650	9,728
Massachusetts State College Building Authority
2.13%, 05/01/2046	2,100	1,370

Total Massachusetts		228,082

Michigan – 2.69%
Advanced Technology Academy
3.88%, 11/01/2029	1,210	1,179
Avondale School District
5.00%, 11/01/2025	785	798
5.00%, 11/01/2026	765	790
Cadillac Area Public Schools
5.00%, 05/01/2043	960	1,010
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	759
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,205
City of Detroit MI
5.00%, 04/01/2025	900	903
5.00%, 04/01/2034	750	799
5.00%, 04/01/2035	1,400	1,486
5.00%, 04/01/2036	600	633
City of Grand Rapids MI
5.00%, 04/01/2042	760	827
5.00%, 04/01/2043	1,090	1,181
City of Lansing MI
5.00%, 06/01/2037	1,000	1,108
City of Royal Oak MI
5.00%, 04/01/2029	500	532
5.00%, 04/01/2031	1,045	1,111
City of Wyoming MI Water Revenue
5.00%, 12/01/2049	1,045	1,109
5.00%, 12/01/2050	350	371
County of Genesee MI Water Supply System Revenue
5.00%, 11/01/2039	1,000	1,109
Detroit City School District
5.25%, 05/01/2030	3,345	3,696

The accompanying notes are an integral part of these financial statements.

306

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.69% – (continued)
Detroit Downtown Development Authority
5.00%, 07/01/2035	$1,810	$1,995
5.00%, 07/01/2040	1,430	1,543
Ferndale Public Schools
5.00%, 05/01/2043	650	691
5.00%, 05/01/2049	2,795	2,940
Gerald R Ford International Airport Authority
5.00%, 01/01/2037	800	875
5.00%, 01/01/2038	1,250	1,361
5.00%, 01/01/2040	1,800	1,939
5.00%, 01/01/2041	1,720	1,845
5.00%, 01/01/2042	2,805	2,998
5.00%, 01/01/2043	4,105	4,370
5.00%, 01/01/2044	2,205	2,340
5.00%, 01/01/2049	700	735
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,849
5.00%, 11/01/2038	1,000	1,060
Grandville Public Schools
5.00%, 05/01/2040	1,500	1,506
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,070
5.00%, 07/01/2034	355	397
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	243
5.00%, 07/01/2034	395	440
5.00%, 07/01/2046	2,625	2,664
5.00%, 07/01/2046	3,120	3,152
5.25%, 07/01/2047	1,285	1,373
5.25%, 07/01/2053	1,145	1,237
Ida Public Schools
5.00%, 05/01/2031	5,500	5,828
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,477
5.00%, 11/01/2041	2,225	2,275
Lansing Board of Water & Light
2.00%, 07/01/2051 (1)	8,585	8,313
5.00%, 07/01/2037	4,875	5,200
5.00%, 07/01/2038	2,620	2,789
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,899
Lincoln Park School District
5.00%, 05/01/2042	425	456
5.00%, 05/01/2044	535	570
5.00%, 05/01/2047	910	955
5.00%, 05/01/2050	780	814
Michigan Finance Authority
1.20%, 10/15/2030 (1)	1,900	1,753
1.20%, 10/15/2038 (1)	14,090	12,999
3.75%, 12/01/2038	6,600	6,720
4.00%, 12/01/2036	6,610	6,645
4.00%, 12/01/2036	22,235	22,005
4.00%, 12/01/2040	1,485	1,442
4.35% (SIFMA Municipal Swap Index Yield + 0.75%), 04/15/2047 (2)	1,750	1,741
4.50% (SIFMA Municipal Swap Index Yield + 0.90%), 12/01/2039 (2)	13,000	12,979
5.00%, 11/01/2025	400	406
5.00%, 11/01/2026	500	517
5.00%, 12/01/2026	1,190	1,232

The accompanying notes are an integral part of these financial statements.

307

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.69% – (continued)
5.00%, 06/01/2027	$3,190	$3,296
5.00%, 11/01/2027	500	526
5.00%, 04/15/2029	4,000	4,302
5.00%, 04/15/2030	4,155	4,529
5.00%, 06/01/2030	1,725	1,841
5.00%, 07/01/2030	600	605
5.00%, 06/01/2031	2,895	3,098
5.00%, 04/15/2032	3,165	3,525
5.00%, 06/01/2032	280	299
5.00%, 10/01/2032	1,150	1,274
5.00%, 11/15/2032	1,445	1,483
5.00%, 04/15/2033	1,935	2,138
5.00%, 06/01/2033	510	543
5.00%, 04/15/2034	970	1,069
5.00%, 07/01/2034	1,600	1,608
5.00%, 04/15/2035	555	609
5.00%, 07/01/2035	2,000	2,010
5.00%, 04/15/2036	5,000	5,463
5.00%, 12/01/2037	6,000	6,190
5.00%, 12/01/2039	3,000	3,166
5.00%, 06/01/2040	2,250	2,338
5.00%, 11/01/2043	1,780	1,835
5.00%, 12/01/2043 (1)	13,000	13,685
5.00%, 11/01/2044	2,710	2,725
5.00%, 11/15/2044 (1)	2,035	2,078
5.00%, 12/01/2044 (1)	8,120	8,129
5.00%, 06/01/2049	925	934
Michigan State Building Authority
3.00%, 10/15/2045	1,950	1,629
5.00%, 04/15/2034	13,375	13,514
5.00%, 04/15/2035	8,000	8,078
5.00%, 04/15/2036	1,950	2,082
5.00%, 04/15/2038	18,400	18,561
Michigan State Hospital Finance Authority
5.00%, 12/01/2025	700	712
5.00%, 12/01/2027	415	437
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,525	1,487
3.50%, 12/01/2050	570	565
3.63%, 04/01/2042 (1)	7,950	7,966
4.50%, 12/01/2042 (1)	2,150	2,162
5.00%, 02/01/2026 (1)	8,581	8,593
5.00%, 06/01/2053	3,095	3,201
5.50%, 06/01/2053	14,930	15,684
6.25%, 06/01/2055	4,310	4,732
Michigan State University
5.00%, 08/15/2034	1,000	1,149
5.00%, 08/15/2036	2,210	2,505
Michigan Strategic Fund
4.25%, 12/31/2038	6,500	6,342
5.00%, 06/30/2025	2,000	2,008
5.00%, 12/31/2025	2,595	2,618
5.00%, 06/30/2026	2,800	2,838
5.00%, 12/31/2026	355	362
5.00%, 06/30/2030	1,080	1,118
5.00%, 06/30/2032	150	155

The accompanying notes are an integral part of these financial statements.

308

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.69% – (continued)
Michigan Technological University
4.00%, 10/01/2051	$1,255	$1,160
5.00%, 10/01/2025	400	405
5.00%, 10/01/2026	270	279
5.00%, 10/01/2027	595	624
5.00%, 10/01/2028	890	947
5.00%, 10/01/2029	2,000	2,160
5.00%, 10/01/2030	355	388
Oakland University
5.00%, 03/01/2041	2,190	2,211
Portage Public Schools
5.00%, 11/01/2028	1,000	1,025
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	852
5.00%, 07/01/2028	435	454
South Lyon Community Schools
5.00%, 05/01/2040	1,585	1,685
5.00%, 05/01/2042	1,620	1,712
5.00%, 05/01/2043	845	891
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	6,009
5.00%, 11/15/2040	10,000	11,118
5.00%, 11/15/2045	1,250	1,330
5.50%, 11/15/2044	13,000	14,747
Summit Academy North
4.00%, 11/01/2031	785	746
University of Michigan
5.00%, 04/01/2033	560	631
Wayne County Airport Authority
5.00%, 12/01/2025	600	608
5.00%, 12/01/2025	1,000	1,014
5.00%, 12/01/2027	4,055	4,099
5.00%, 12/01/2032	1,400	1,401
5.00%, 12/01/2032	2,000	2,015
5.00%, 12/01/2040	1,000	1,009
5.25%, 12/01/2040	2,990	3,363
5.25%, 12/01/2040	3,205	3,605
5.50%, 12/01/2042	1,600	1,767
5.50%, 12/01/2048	3,500	3,804
Wayne State University
5.00%, 11/15/2036	3,090	3,274
Wayne-Westland Community Schools
5.00%, 11/01/2025	95	96
5.00%, 11/01/2026	1,000	1,033
5.00%, 11/01/2027	600	633
5.00%, 11/01/2029	585	629
Wyoming Public Schools
4.00%, 05/01/2041	685	689

Total Michigan		429,453

Minnesota – 0.61%
City of Independence MN
4.00%, 07/01/2041	1,500	1,320
City of Maple Grove MN
5.00%, 05/01/2031	500	510
5.00%, 05/01/2032	500	509

The accompanying notes are an integral part of these financial statements.

309

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.61% – (continued)
City of Minneapolis MN
2.46%, 01/01/2038	$2,250	$1,754
5.00%, 11/15/2052 (1)	1,490	1,572
City of Moorhead MN
5.00%, 12/01/2025	205	205
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058 (1)(5)	2,280	2,275
City of St Cloud MN
5.00%, 05/01/2029	1,125	1,150
5.00%, 05/01/2031	525	574
5.00%, 05/01/2032	550	608
5.00%, 05/01/2033	765	852
5.00%, 05/01/2034	750	841
5.00%, 05/01/2036	1,650	1,843
5.00%, 05/01/2037	2,000	2,224
5.00%, 05/01/2054	3,090	3,226
County of Washington MN
2.40%, 02/01/2029	2,255	2,122
2.50%, 02/01/2030	2,320	2,161
Duluth Economic Development Authority
5.00%, 02/15/2033	500	520
5.00%, 02/15/2034	750	778
5.00%, 02/15/2037	1,250	1,289
Edina Independent School District No 273
3.25%, 02/01/2037	7,065	6,715
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,331
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	818
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	317
5.00%, 01/01/2036	1,335	1,412
Minnesota Higher Education Facilities Authority
5.00%, 10/01/2053 (1)	1,150	1,213
Minnesota Housing Finance Agency
3.00%, 07/01/2051	495	484
3.00%, 01/01/2052	2,145	2,096
5.00%, 08/01/2032	1,400	1,557
5.00%, 08/01/2033	770	856
5.00%, 08/01/2035	920	1,024
6.25%, 07/01/2054	820	887
6.25%, 01/01/2055	2,650	2,959
6.25%, 07/01/2055	8,000	8,967
Minnesota Office of Higher Education
4.00%, 11/01/2037	990	981
Roseville Independent School District No 623
5.00%, 02/01/2026	2,315	2,361
St Peter Independent School District No 508
5.00%, 02/01/2040	1,000	1,070
State of Minnesota
4.00%, 08/01/2041	6,000	6,098
5.00%, 08/01/2036	6,600	7,501
5.00%, 06/01/2039	2,325	2,332
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2037	2,355	2,624
5.00%, 10/01/2038	2,740	3,047

The accompanying notes are an integral part of these financial statements.

310

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.61% – (continued)
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	$5,000	$4,036
2.50%, 02/01/2040	4,500	3,572
Willmar Independent School District No 347
3.00%, 02/01/2035	2,700	2,564

Total Minnesota		97,155

Mississippi – 0.19%
County of Hinds MS
4.63%, 09/01/2054 (5)	4,000	3,957
Mississippi Development Bank 4.00%, 10/01/2034 (5)	1,825	1,646
4.00%, 10/01/2041 (5)	1,640	1,343
5.00%, 09/01/2030	1,000	993
5.00%, 03/01/2035	1,250	1,266
5.00%, 12/01/2039 (5)	2,340	2,295
Mississippi Home Corp. 2.10%, 12/01/2040	2,000	1,423
3.00%, 06/01/2050	2,715	2,644
4.80%, 12/01/2049	2,000	1,996
5.00%, 12/01/2039	2,770	2,964
7.50%, 06/01/2044	625	777
7.50%, 06/01/2049	940	1,169
Mississippi Hospital Equipment & Facilities Authority 5.00%, 01/01/2029	910	956
5.00%, 01/01/2033	1,750	1,848
5.00%, 10/01/2036	1,300	1,367
5.00%, 10/01/2040 (1)	1,215	1,251
5.00%, 09/01/2044 (1)	2,000	2,006
State of Mississippi 5.00%, 10/01/2049	1,000	1,063

Total Mississippi		30,964

Missouri – 1.10%
Cape Girardeau County Industrial Development Authority 5.00%, 03/01/2032	1,000	1,031
City of Kansas City MO Sanitary Sewer System Revenue 5.00%, 01/01/2026	285	291
5.00%, 01/01/2031	135	142
City of St Louis MO Airport Revenue 5.00%, 07/01/2025	400	403
5.25%, 07/01/2049	10,325	11,333
East Buchanan County School District No C-1 5.00%, 04/15/2039	600	626
5.00%, 04/15/2040	1,050	1,093
5.00%, 04/15/2041	1,600	1,661
5.00%, 04/15/2042	1,700	1,761
Health & Educational Facilities Authority of the State of Missouri 4.00%, 02/01/2040	100	97
4.00%, 07/01/2046	2,540	2,459
5.00%, 06/01/2025	7,000	7,045
5.00%, 02/01/2029	1,000	1,008
5.00%, 02/15/2032	500	525
5.00%, 09/01/2032	1,145	1,145
5.00%, 02/15/2033	500	523
5.00%, 06/01/2033	1,550	1,705
5.00%, 05/01/2052 (1)	12,645	13,300
Jefferson City School District 5.50%, 03/01/2043	9,450	10,385
Jefferson County School District No R-1 Northwest 5.25%, 03/01/2040	2,945	3,182
5.25%, 03/01/2041	1,505	1,616
Kansas City Industrial Development Authority 5.00%, 03/01/2025	2,000	2,004
5.00%, 03/01/2026	4,395	4,470
5.00%, 03/01/2027	2,955	3,072
5.00%, 03/01/2028	3,350	3,476
5.00%, 03/01/2031	1,045	1,090
5.00%, 03/01/2033	1,000	1,040

The accompanying notes are an integral part of these financial statements.

311

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.10% – (continued)
Kearney Fire & Rescue Protection District 6.00%, 03/01/2032	$340	$399
6.00%, 03/01/2033	435	518
6.00%, 03/01/2035	565	679
6.00%, 03/01/2036	515	618
6.00%, 03/01/2037	715	855
6.00%, 03/01/2038	810	968
Lees Summit Industrial Development Authority 4.33%, 08/15/2047	1,000	1,002
Liberty Public School District No 53 5.00%, 03/01/2039	1,375	1,492
5.00%, 03/01/2040	2,290	2,468
Lindbergh School District 5.50%, 03/01/2038	2,310	2,612
Missouri Housing Development Commission 3.25%, 05/01/2051	2,245	2,206
3.25%, 11/01/2052	805	790
4.00%, 05/01/2050	155	155
6.00%, 05/01/2055	8,170	8,989
6.00%, 05/01/2055	9,430	10,346
6.50%, 05/01/2054	2,055	2,286
Missouri Joint Municipal Electric Utility Commission 5.00%, 12/01/2026	2,480	2,496
Missouri Public Utilities Commission 4.00%, 05/01/2026	6,000	6,024
Missouri State Environmental Improvement & Energy Resources Authority 2.90%, 09/01/2033	2,000	1,785
North Kansas City School District No 74 5.25%, 03/01/2039	8,000	8,844
5.25%, 03/01/2040	7,450	8,194
Orchard Farm R-V School District 2.50%, 03/01/2029	1,455	1,360
5.50%, 03/01/2044	3,000	3,417
Pattonville R-3 School District 5.25%, 03/01/2042	1,125	1,215
5.25%, 03/01/2043	220	237
5.50%, 03/01/2040	1,150	1,271
Springfield School District No R-12 1.75%, 03/01/2031	3,000	2,523
5.00%, 03/01/2040	8,635	9,379
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	8,521
St Louis County Industrial Development Authority 5.13%, 09/01/2048	590	577
5.50%, 09/01/2033	920	908
Warren County School District No R-III 5.00%, 03/01/2037	3,000	3,173
Wright City R-II School District 6.00%, 03/01/2037	575	672
6.00%, 03/01/2040	1,100	1,269

Total Missouri		174,731

Montana – 0.11%
City of Forsyth MT 3.88%, 07/01/2028	4,500	4,546
County of Gallatin MT 4.00%, 10/15/2032 (5)	3,350	3,036
4.00%, 10/15/2036 (5)	1,665	1,427
4.00%, 10/15/2041 (5)	1,800	1,419
4.00%, 10/15/2046 (5)	1,160	854
4.00%, 10/15/2051 (5)	950	669
Montana Board of Housing 3.32%, 07/01/2046 (1)	1,500	1,481
4.00%, 12/01/2047	15	15
4.00%, 06/01/2050	100	100
5.75%, 06/01/2055	3,000	3,236

Total Montana		16,783

Nebraska – 0.55%
Central Plains Energy Project 4.00%, 12/01/2049 (1)	5,545	5,551
5.00%, 05/01/2054 (1)	2,795	2,939
City of Lincoln NE 3.37%, 01/10/2048 (1)	2,500	2,483
City of Lincoln NE Electric System Revenue 5.00%, 09/01/2027	1,710	1,787
City of Omaha NE 3.00%, 04/15/2041	1,100	940
County of Sarpy NE 2.00%, 06/01/2038	2,435	1,782
Nebraska Educational Health Cultural & Social Services Finance Authority 4.00%, 01/01/2036	2,495	2,406

The accompanying notes are an integral part of these financial statements.

312

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nebraska – 0.55% – (continued)
Nebraska Investment Finance Authority 3.00%, 09/01/2045	$1,300	$1,269
3.50%, 09/01/2050	510	505
3.75%, 09/01/2049	375	373
4.00%, 09/01/2049	380	378
6.00%, 09/01/2054	9,000	9,955
Nebraska Public Power District 5.00%, 01/01/2041	5,000	5,048
Nebraska State Colleges 5.00%, 07/01/2043	1,250	1,334
North Platte Airport Authority 4.25%, 12/15/2034	290	289
4.25%, 12/15/2036	595	585
4.38%, 12/15/2038	295	291
4.50%, 12/15/2040	265	261
4.63%, 12/15/2042	310	306
4.75%, 12/15/2044	295	285
5.00%, 12/15/2025	145	146
5.00%, 12/15/2026	220	224
5.00%, 12/15/2027	230	237
5.00%, 12/15/2029	255	265
5.00%, 12/15/2030	130	135
Omaha Airport Authority 5.00%, 12/15/2031	230	237
5.00%, 12/15/2031	285	291
5.00%, 12/15/2032	900	975
5.00%, 12/15/2033	1,500	1,632
5.00%, 12/15/2034	1,415	1,543
5.25%, 12/15/2043	4,250	4,602
Omaha Public Power District 5.00%, 02/01/2033	1,075	1,208
5.00%, 02/01/2042	9,120	9,387
5.50%, 02/01/2054	10,000	11,032
Omaha Public Power District Nebraska City Station Unit 2 5.00%, 02/01/2046	8,855	8,951
5.25%, 02/01/2042	4,250	4,254
Omaha School District 1.75%, 12/15/2035	2,170	1,644
Sarpy County Hospital Authority No 1 3.00%, 05/15/2046	1,000	759
Wayne County School District No 17 5.00%, 12/15/2043	1,000	1,041

Total Nebraska		87,330

Nevada – 1.01%
Carson City NV 5.00%, 09/01/2026	550	560
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	415	339
City of Las Vegas NV Special Improvement District No 818 5.00%, 12/01/2039	1,000	1,033
City of North Las Vegas NV 6.00%, 06/01/2052 (5)	1,280	1,306
Clark County School District 3.00%, 06/15/2043	19,590	16,516
5.00%, 06/15/2025	3,780	3,810
5.00%, 06/15/2025	6,060	6,108
5.00%, 06/15/2029	4,080	4,326
5.00%, 06/15/2033	410	447
5.00%, 06/15/2034	1,555	1,646
5.00%, 06/15/2034	2,350	2,475
5.00%, 06/15/2036	4,000	4,217
County of Clark Department of Aviation 5.00%, 07/01/2035	7,000	7,677
5.00%, 07/01/2036	2,250	2,461
County of Clark NV 3.00%, 11/01/2035	1,255	1,168
4.00%, 07/01/2039	4,500	4,391
5.00%, 11/01/2028	3,000	3,101
5.00%, 06/01/2035	2,070	2,174
County of Clark NV Passenger Facility Charge Revenue 5.00%, 07/01/2025	2,220	2,235
County of Humboldt NV 3.55%, 10/01/2029	1,055	1,057
County of Washoe NV 3.63%, 03/01/2036 (1)	195	195
3.63%, 03/01/2036 (1)	3,650	3,654
4.13%, 03/01/2036 (1)	1,160	1,162

The accompanying notes are an integral part of these financial statements.

313

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 1.01% – (continued)
Henderson Local Improvement Districts 3.00%, 09/01/2036	$170	$141
Las Vegas Convention & Visitors Authority 5.00%, 07/01/2043	14,035	14,490
Las Vegas Valley Water District 3.00%, 06/01/2033	2,155	2,035
5.00%, 06/01/2039	40,800	43,223
5.00%, 06/01/2041	5,000	5,084
5.00%, 06/01/2046	5,000	5,069
Nevada Housing Division 4.00%, 10/01/2049	230	230
5.00%, 07/01/2028 (1)	2,060	2,133
Reno-Tahoe Airport Authority 5.25%, 07/01/2042	1,700	1,819
State of Nevada 3.00%, 05/01/2039	2,655	2,386
3.00%, 05/01/2043	3,325	2,832
State of Nevada Highway Improvement Revenue 3.00%, 12/01/2039	2,590	2,286
3.00%, 12/01/2040	2,605	2,277
3.00%, 12/01/2041	1,675	1,455
Tahoe-Douglas Visitors Authority 4.00%, 07/01/2025	500	500
4.00%, 07/01/2026	1,540	1,543
5.00%, 07/01/2033	845	881

Total Nevada		160,442

New Hampshire – 0.77%
New Hampshire Business Finance Authority 0.00%, 10/20/2041 (1)	12,470	11,793
3.63%, 08/20/2039	8,296	7,733
3.88%, 01/20/2038	9,930	9,396
4.00%, 10/20/2036	3,911	3,770
4.00%, 08/15/2039	1,100	1,064
4.13%, 01/20/2034	2,490	2,472
4.18%, 11/20/2039 (1)	13,500	13,231
4.25%, 07/01/2027	15,000	15,040
4.25%, 07/20/2041	5,455	5,298
4.38%, 09/20/2036	2,661	2,642
5.00%, 12/01/2028 (5)	2,550	2,546
5.00%, 08/15/2029	750	800
5.13%, 12/15/2030	2,000	1,982
5.25%, 07/01/2041	1,000	1,064
5.25%, 07/01/2049	4,085	4,238
New Hampshire Health & Education Facilities Authority Act 3.30%, 06/01/2038 (1)	4,680	4,683
4.00%, 10/01/2038	115	108
4.00%, 11/01/2044	4,790	4,469
5.00%, 08/01/2027	1,575	1,641
5.00%, 10/01/2028	1,580	1,610
5.00%, 07/01/2030	5,325	5,801
5.00%, 08/01/2030	305	318
5.00%, 11/01/2031	550	581
5.00%, 10/01/2032	2,825	2,860
5.00%, 11/01/2032	550	584
5.00%, 10/01/2033	4,095	4,142
5.00%, 11/01/2033	275	292
5.00%, 07/01/2035	5,000	5,032
5.00%, 07/01/2044	3,040	3,006
5.50%, 11/01/2027	755	788
5.50%, 11/01/2030	1,160	1,245
New Hampshire Housing Finance Authority 6.25%, 01/01/2055	2,340	2,549

Total New Hampshire		122,778

New Jersey – 4.36%
Camden County Improvement Authority 6.00%, 06/15/2042	790	852
City of Hackensack NJ 2.00%, 09/01/2038	500	370
County of Essex NJ 2.00%, 08/15/2031	3,265	2,871

The accompanying notes are an integral part of these financial statements.

314

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 4.36% – (continued)
County of Hudson NJ 3.00%, 11/15/2025	$4,000	$3,975
County of Mercer NJ 2.00%, 02/15/2032	1,180	1,015
2.38%, 02/15/2030	2,020	1,864
Garden State Preservation Trust 5.75%, 11/01/2028	2,880	3,047
Hudson County Improvement Authority 4.00%, 01/01/2036	1,125	1,142
4.00%, 01/01/2037	855	866
5.00%, 10/01/2026	1,500	1,551
5.00%, 10/01/2027	1,000	1,054
Jersey City Municipal Utilities Authority 5.00%, 05/01/2025	3,000	3,014
Kinnelon School District 2.00%, 02/01/2026	1,090	1,072
2.00%, 02/01/2027	1,165	1,126
2.00%, 02/01/2028	1,235	1,173
New Jersey Economic Development Authority 2.20%, 10/01/2039 (1)	3,900	3,429
3.13%, 07/01/2029	445	425
3.75%, 11/01/2034 (1)	2,480	2,472
4.00%, 06/15/2035	500	507
4.00%, 06/15/2037	600	602
4.00%, 06/15/2038	600	602
4.00%, 06/15/2040	1,000	987
5.00%, 03/01/2025	10,000	10,027
5.00%, 06/15/2025	5,190	5,230
5.00%, 03/01/2026	10,150	10,360
5.00%, 06/01/2026	900	921
5.00%, 06/15/2027	1,675	1,749
5.00%, 06/15/2029	1,000	1,076
5.00%, 06/15/2030	4,000	4,255
5.00%, 06/15/2033	1,300	1,459
5.00%, 06/15/2033	5,000	5,349
5.00%, 07/01/2033	2,000	2,024
5.00%, 11/01/2033	1,500	1,661
5.00%, 06/15/2034	1,000	1,067
5.00%, 06/15/2035	1,595	1,681
5.00%, 11/01/2035	1,415	1,557
5.00%, 06/01/2037	4,000	4,094
5.00%, 10/01/2037	3,500	3,573
5.00%, 10/01/2039 (5)	355	280
5.00%, 01/01/2040 (3)(4)(5)	540	355
5.25%, 09/01/2025 (5)	24,575	24,899
5.25%, 09/01/2026 (5)	30,000	31,018
5.25%, 06/15/2036	1,945	2,215
5.50%, 06/15/2030	2,000	2,100
5.63%, 11/15/2030	750	752
New Jersey Educational Facilities Authority 5.00%, 07/01/2032	4,920	4,956
New Jersey Health Care Facilities Financing Authority 4.00%, 07/01/2038	1,640	1,574
4.00%, 07/01/2039	1,705	1,619
5.00%, 07/01/2028	155	159
5.00%, 09/15/2028	2,030	2,161
5.00%, 07/01/2029	32,500	35,192
5.00%, 09/15/2029	1,645	1,775
5.00%, 09/15/2031	985	1,088
5.00%, 09/15/2033	1,660	1,866
5.00%, 09/15/2033	2,785	3,130
5.00%, 07/01/2034	23,285	26,542
5.00%, 07/01/2035	1,415	1,493
5.00%, 07/01/2036	1,490	1,567
5.00%, 07/01/2036	8,000	9,035
5.00%, 07/01/2037	1,565	1,640

The accompanying notes are an integral part of these financial statements.

315

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 4.36% – (continued)
5.00%, 07/01/2041	$530	$533
5.00%, 07/01/2042 (1)	2,755	2,776
5.00%, 07/01/2043	29,135	29,466
5.00%, 07/01/2045 (1)	3,705	3,789
New Jersey Higher Education Student Assistance Authority 3.50%, 12/01/2031	1,860	1,780
4.25%, 12/01/2045	4,500	4,398
5.00%, 12/01/2025	490	497
5.00%, 12/01/2025	535	541
5.00%, 12/01/2025	1,000	1,011
5.00%, 12/01/2025	2,600	2,629
5.00%, 12/01/2026	1,330	1,361
5.00%, 12/01/2026	1,550	1,587
5.00%, 12/01/2027	1,455	1,504
5.00%, 12/01/2027	1,470	1,519
5.00%, 12/01/2027	2,965	3,064
5.00%, 12/01/2029	1,565	1,637
5.00%, 12/01/2029	6,570	6,874
5.00%, 12/01/2030	4,805	5,080
5.00%, 12/01/2033	965	1,022
New Jersey Housing & Mortgage Finance Agency
3.38%, 11/01/2027	1,750	1,730
3.38%, 11/01/2027	3,250	3,214
3.55%, 04/01/2027	1,690	1,689
3.65%, 04/01/2028	1,215	1,197
6.00%, 10/01/2055	3,985	4,304
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,687
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,438
0.00%, 12/15/2027	3,260	2,955
0.00%, 12/15/2028	1,020	892
0.00%, 12/15/2029	2,115	1,787
0.00%, 12/15/2030	3,850	3,120
0.00%, 12/15/2030	4,070	3,300
0.00%, 12/15/2031	1,985	1,547
0.00%, 12/15/2031	6,275	4,887
0.00%, 12/15/2033	5,150	3,686
4.00%, 06/15/2034	1,920	1,963
4.00%, 06/15/2037	2,000	2,007
4.00%, 06/15/2039	2,250	2,233
4.00%, 06/15/2039	2,800	2,779
4.00%, 06/15/2040	1,820	1,795
5.00%, 12/15/2025	1,255	1,276
5.00%, 12/15/2026	2,000	2,071
5.00%, 06/15/2027	505	516
5.00%, 12/15/2028	5,510	5,889
5.00%, 06/15/2029	1,200	1,225
5.00%, 12/15/2029	820	888
5.00%, 06/15/2031	16,365	16,688
5.00%, 06/15/2032	235	235
5.00%, 06/15/2032	1,910	2,130
5.00%, 06/15/2032	2,725	2,888
5.00%, 06/15/2032	7,440	8,170
5.00%, 12/15/2032	1,940	2,054
5.00%, 06/15/2033	5,000	5,625
5.00%, 06/15/2033	6,385	7,099
5.00%, 12/15/2033	595	640
5.00%, 12/15/2033	2,200	2,322

The accompanying notes are an integral part of these financial statements.

316

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 4.36% – (continued)
5.00%, 06/15/2034	$1,500	$1,668
5.00%, 06/15/2034	4,040	4,468
5.00%, 06/15/2034	4,000	4,524
5.00%, 06/15/2034	9,000	10,186
5.00%, 12/15/2034	1,905	2,004
5.00%, 06/15/2035	1,280	1,407
5.00%, 06/15/2036	1,720	1,936
5.00%, 06/15/2037	1,470	1,609
5.00%, 06/15/2037	2,980	3,246
5.00%, 06/15/2038	4,350	4,799
5.00%, 06/15/2038	5,000	5,491
5.00%, 06/15/2038	5,000	5,582
5.00%, 06/15/2038	5,500	6,140
5.00%, 06/15/2039	7,395	8,202
5.00%, 06/15/2040	1,575	1,739
5.00%, 06/15/2040	2,040	2,161
5.00%, 06/15/2041	4,000	4,349
5.00%, 06/15/2042	14,135	15,469
5.25%, 06/15/2036	2,000	2,238
5.25%, 06/15/2039	5,000	5,526
5.25%, 06/15/2041	5,000	5,473
5.25%, 06/15/2041	8,255	9,240
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,035	2,167
5.00%, 01/01/2028	2,940	2,970
5.00%, 01/01/2028	4,895	5,185
5.00%, 01/01/2030	4,945	5,407
5.00%, 01/01/2032	9,870	11,068
5.00%, 01/01/2033	4,070	4,614
5.00%, 01/01/2034	1,175	1,175
5.00%, 01/01/2034	2,445	2,796
5.00%, 01/01/2042	3,995	4,406
5.00%, 01/01/2042	10,950	11,968
5.00%, 01/01/2043	4,195	4,618
5.00%, 01/01/2044	13,245	14,568
5.00%, 01/01/2045	11,700	12,832
Sayreville School District 4.00%, 01/15/2036	5,530	5,798
State of New Jersey 2.00%, 06/01/2034	1,160	951
2.00%, 06/01/2036	1,770	1,379
4.00%, 06/01/2030	4,560	4,775
4.00%, 06/01/2031	3,845	4,047
4.00%, 06/01/2032	470	496
5.00%, 06/01/2025	22,130	22,298
5.00%, 06/01/2026	13,725	14,100
5.00%, 06/01/2027	5,000	5,233
5.00%, 06/01/2029	7,095	7,679
5.00%, 06/01/2039	3,902	4,169
5.00%, 06/01/2040	2,220	2,365
Tobacco Settlement Financing Corp. 5.00%, 06/01/2046	2,020	2,017
Township of Freehold NJ 2.00%, 10/15/2032	1,320	1,118
2.00%, 10/15/2037	1,290	1,039
Township of Stafford NJ 2.00%, 10/01/2037	2,195	1,733

Total New Jersey		695,937

New Mexico – 0.40%
Albuquerque Bernalillo County Water Utility Authority 5.00%, 07/01/2027	2,400	2,473
5.00%, 07/01/2028	1,700	1,751
City of Farmington NM 2.15%, 04/01/2033	3,000	2,437
3.88%, 06/01/2040 (1)	7,000	7,071

The accompanying notes are an integral part of these financial statements.

317

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Mexico – 0.40% – (continued)
County of Santa Fe NM 3.29%, 12/10/2049 (1)	$4,500	$4,449
New Mexico Educational Assistance Foundation 5.00%, 09/01/2026	1,530	1,562
5.00%, 09/01/2027	2,130	2,196
5.00%, 09/01/2029	1,000	1,046
New Mexico Finance Authority 8.25%, 12/01/2045 (5)	4,500	4,559
New Mexico Hospital Equipment Loan Council 4.00%, 08/01/2036	1,230	1,214
5.00%, 08/01/2049 (1)	2,360	2,379
New Mexico Mortgage Finance Authority 3.00%, 07/01/2052	6,000	5,785
3.75%, 01/01/2050	375	374
4.25%, 07/01/2049	1,105	1,107
New Mexico Municipal Energy Acquisition Authority 5.00%, 11/01/2039 (1)	22,500	22,579
Silver City Consolidated School District No 1 4.00%, 08/01/2040	740	705
5.00%, 08/01/2026	2,500	2,555

Total New Mexico		64,242

New York – 10.75%
Albany County Airport Authority 5.00%, 12/15/2043	1,500	1,557
City of New York NY 3.00%, 08/01/2036	2,500	2,275
4.00%, 10/01/2035	905	926
4.00%, 08/01/2037	2,500	2,552
4.00%, 03/01/2040	5,870	5,876
4.00%, 08/01/2040	3,305	3,309
4.00%, 03/01/2042	530	523
4.05%, 06/01/2044 (1)	13,965	13,965
5.00%, 08/01/2026	2,575	2,655
5.00%, 09/01/2026	5,000	5,163
5.00%, 08/01/2027	400	401
5.00%, 08/01/2027	5,510	5,800
5.00%, 09/01/2027	10,000	10,543
5.00%, 08/01/2028	400	407
5.00%, 08/01/2028	700	719
5.00%, 08/01/2028	3,975	4,016
5.00%, 11/01/2032	2,200	2,415
5.00%, 08/01/2033	1,000	1,120
5.00%, 08/01/2033	7,000	7,950
5.00%, 01/01/2034	1,575	1,674
5.00%, 06/01/2034	2,685	2,705
5.00%, 08/01/2034	1,690	1,837
5.00%, 05/01/2035	585	649
5.00%, 06/01/2035	9,190	9,253
5.00%, 08/01/2037	1,500	1,674
5.00%, 03/01/2038	2,250	2,411
5.00%, 09/01/2038	2,200	2,420
5.00%, 04/01/2040	3,000	3,318
5.00%, 08/01/2041	4,000	4,370
5.00%, 09/01/2041	4,880	5,379
5.00%, 03/01/2042	3,270	3,579
5.00%, 04/01/2044	2,000	2,168
5.00%, 08/01/2047	770	813
5.25%, 09/01/2040	19,695	21,812
5.25%, 10/01/2040	2,275	2,522
5.25%, 09/01/2041	10,355	11,418
5.25%, 04/01/2047	4,165	4,552
5.25%, 10/01/2047	2,750	2,976
5.50%, 04/01/2046	6,800	7,605
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,028
County of Erie NY

The accompanying notes are an integral part of these financial statements.

318

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 06/01/2025	$1,000	$1,008
County of Nassau NY
5.00%, 04/01/2038	4,265	4,458
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,932
5.00%, 06/15/2025	710	717
5.00%, 10/01/2025	810	824
5.00%, 10/01/2026	415	432
5.00%, 10/01/2028	680	732
5.00%, 06/15/2029	985	1,073
Empire State Development Corp.
3.00%, 03/15/2048	1,000	774
4.00%, 03/15/2038	12,175	12,380
4.00%, 03/15/2039	9,995	10,092
4.00%, 03/15/2042	1,500	1,500
4.00%, 03/15/2045	790	776
5.00%, 03/15/2036	2,090	2,270
5.00%, 03/15/2037	8,135	8,696
5.00%, 03/15/2038	1,275	1,339
Genesee County Funding Corp.
5.00%, 12/01/2031	375	403
5.00%, 12/01/2032	460	496
5.00%, 12/01/2033	750	803
5.00%, 12/01/2034	700	747
5.00%, 12/01/2035	540	574
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,368
5.89%, 02/01/2032	1,250	1,265
6.24%, 02/01/2047	1,000	1,001
6.47%, 02/01/2033	1,000	1,035
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	9,028
4.00%, 02/15/2044	18,870	18,501
4.00%, 02/15/2047	2,230	2,190
5.00%, 02/15/2032	2,325	2,405
5.00%, 02/15/2035	1,700	1,752
Long Island Power Authority
0.85%, 09/01/2050 (1)	16,125	15,813
1.00%, 09/01/2025	9,250	9,056
1.50%, 09/01/2051 (1)	11,725	11,306
3.00%, 09/01/2049 (1)	9,980	9,780
5.00%, 09/01/2025	1,000	1,013
5.00%, 09/01/2026	2,000	2,071
5.00%, 09/01/2027	6,500	6,868
5.00%, 09/01/2031	2,185	2,236
5.00%, 09/01/2033	600	681
5.00%, 09/01/2034	650	734
5.00%, 09/01/2037	1,000	1,036
5.00%, 09/01/2039	2,750	3,064
5.00%, 09/01/2040	1,915	2,122
5.00%, 09/01/2052 (1)	16,450	17,012
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,126
4.00%, 11/15/2045	5,560	5,291
4.00%, 11/15/2046	2,545	2,413
5.00%, 11/15/2025	1,155	1,173
5.00%, 11/15/2026	1,600	1,653
5.00%, 11/15/2026	2,350	2,428

The accompanying notes are an integral part of these financial statements.

319

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 11/15/2028	$2,970	$3,143
5.00%, 11/15/2028	4,000	4,263
5.00%, 11/15/2029	745	749
5.00%, 11/15/2029	2,220	2,248
5.00%, 11/15/2030	5,635	5,906
5.00%, 11/15/2031	1,055	1,080
5.00%, 11/15/2031	15,100	15,928
5.00%, 11/15/2033	1,025	1,037
5.00%, 11/15/2033	1,715	1,789
5.00%, 11/15/2033	3,645	3,802
5.00%, 11/15/2033	6,000	6,077
5.00%, 11/15/2034	7,500	7,808
5.00%, 11/15/2035	1,750	1,768
5.00%, 11/15/2037	1,500	1,545
5.00%, 11/15/2038	7,255	7,694
5.50%, 11/15/2047	7,185	7,905
Metropolitan Transportation Authority Dedicated Tax Fund
5.00%, 11/15/2034	275	308
5.00%, 11/15/2036	820	841
Monroe County Industrial Development Corp.
5.00%, 12/01/2032	1,000	1,060
5.00%, 12/01/2033	1,000	1,055
5.00%, 12/01/2034	1,100	1,157
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,380
New York City Housing Development Corp.
0.60%, 05/01/2061 (1)	2,725	2,679
0.70%, 11/01/2060 (1)	4,430	4,358
0.70%, 11/01/2060 (1)	18,080	18,075
0.90%, 11/01/2060 (1)	24,505	23,741
1.50%, 11/01/2041	1,750	1,234
2.25%, 11/01/2036	835	664
2.40%, 08/01/2040	2,430	1,845
3.05%, 11/01/2032	2,000	1,911
3.40%, 11/01/2062 (1)	4,380	4,372
3.40%, 11/01/2064 (1)	3,500	3,442
3.63%, 11/01/2063 (1)	8,310	8,337
3.70%, 05/01/2064 (1)	14,330	14,421
3.80%, 11/01/2063 (1)	1,575	1,587
4.30%, 11/01/2063 (1)	5,675	5,787
5.00%, 05/01/2026	110	113
5.00%, 05/01/2027	600	623
5.00%, 11/01/2027	855	894
5.00%, 05/01/2028	875	922
5.00%, 11/01/2028	600	635
5.00%, 05/01/2029	300	319
5.00%, 11/01/2029	875	934
5.00%, 11/01/2030	500	538
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	9,020	9,127
4.00%, 06/15/2040	5,200	5,240
4.00%, 06/15/2049 (1)	12,300	12,300
4.50%, 06/15/2032	19,780	20,118
5.00%, 06/15/2029	1,100	1,161
5.00%, 06/15/2032	1,000	1,111
5.00%, 06/15/2035	5,000	5,685
5.00%, 06/15/2035	9,025	9,159

The accompanying notes are an integral part of these financial statements.

320

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 06/15/2036	$5,000	$5,071
5.00%, 06/15/2037	6,000	6,039
5.00%, 06/15/2037	13,000	13,472
5.00%, 06/15/2039	2,000	2,012
5.00%, 06/15/2039	8,320	8,372
5.00%, 06/15/2040	1,130	1,203
5.00%, 06/15/2040	2,115	2,242
5.00%, 06/15/2040	2,200	2,284
5.00%, 06/15/2040	5,000	5,190
5.00%, 06/15/2046	4,190	4,557
5.00%, 06/15/2048	8,515	9,211
5.00%, 06/15/2049	3,375	3,485
New York City Transitional Finance Authority
5.00%, 11/01/2037	4,000	4,525
5.00%, 05/01/2040	3,965	4,408
5.00%, 02/01/2041	6,465	7,114
5.00%, 05/01/2041	3,950	4,356
5.00%, 02/01/2042	2,120	2,322
5.00%, 05/01/2042	2,500	2,755
5.00%, 05/01/2042	6,000	6,612
5.00%, 11/01/2042	7,315	8,060
5.50%, 05/01/2041	8,000	9,142
5.50%, 05/01/2047	1,750	1,951
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,068
5.00%, 07/15/2026	1,995	2,058
5.00%, 07/15/2027	1,940	2,045
5.00%, 07/15/2032	2,000	2,085
5.00%, 07/15/2034	5,000	5,266
5.00%, 07/15/2035	10,000	10,144
5.00%, 07/15/2036	3,005	3,153
5.00%, 07/15/2037	1,905	1,996
5.00%, 07/15/2040	2,750	2,767
5.00%, 07/15/2043	3,240	3,279
5.25%, 07/15/2045	5,000	5,228
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	7,945
3.00%, 11/01/2039	1,975	1,694
4.00%, 05/01/2036	2,000	2,049
4.00%, 02/01/2038	9,675	9,823
4.00%, 05/01/2038	26,755	27,087
4.00%, 05/01/2039	5,000	5,025
4.00%, 05/01/2043	785	769
5.00%, 11/01/2029	2,000	2,011
5.00%, 05/01/2033	2,535	2,660
5.00%, 05/01/2034	7,185	7,521
5.00%, 08/01/2034	700	735
5.00%, 11/01/2034	2,300	2,559
5.00%, 08/01/2035	1,600	1,676
5.00%, 08/01/2035	11,400	11,489
5.00%, 05/01/2036	1,750	1,826
5.00%, 11/01/2036	350	389
5.00%, 11/01/2037	4,165	4,640
5.00%, 11/01/2038	2,455	2,482
5.00%, 02/01/2039	10,000	10,933
5.00%, 05/01/2039	2,395	2,652
5.00%, 05/01/2039	4,430	4,594
5.00%, 02/01/2040	2,870	2,944

The accompanying notes are an integral part of these financial statements.

321

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 05/01/2040	$6,500	$7,159
5.00%, 02/01/2041	5,000	5,406
5.00%, 02/01/2041	5,505	5,510
5.00%, 05/01/2042	4,250	4,362
5.00%, 08/01/2042	2,750	2,843
5.25%, 11/01/2037	3,750	4,224
5.25%, 11/01/2037	7,000	7,885
5.50%, 11/01/2045	10,900	12,115
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,028
5.00%, 11/15/2040	1,085	1,089
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,116
2.75%, 11/15/2041	14,370	11,193
4.00%, 02/15/2043	3,550	3,466
4.00%, 02/15/2043	4,250	4,150
5.00%, 11/15/2044 (5)	3,720	3,722
New York Power Authority
5.00%, 11/15/2028	3,000	3,249
5.00%, 11/15/2037	1,000	1,143
5.25%, 11/15/2040	1,000	1,156
New York State Bridge Authority
5.00%, 01/01/2035	565	615
5.00%, 01/01/2036	475	515
5.00%, 01/01/2037	535	576
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,288
4.00%, 03/15/2037	3,030	3,087
4.00%, 03/15/2038	5	5
4.00%, 03/15/2038	7,680	7,808
4.00%, 03/15/2039	1,200	1,211
4.00%, 03/15/2040	5,000	5,022
4.00%, 03/15/2042	20,445	20,315
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	3,990	3,942
4.00%, 03/15/2045	1,150	1,122
5.00%, 03/15/2025	500	502
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 03/15/2027	2,500	2,509
5.00%, 07/01/2027	200	201
5.00%, 07/01/2028	110	110
5.00%, 10/01/2029	1,750	1,851
5.00%, 10/01/2030	1,910	2,006
5.00%, 03/15/2032	3,000	3,219
5.00%, 03/15/2033	2,335	2,612
5.00%, 03/15/2033	4,000	4,101
5.00%, 10/01/2033	1,445	1,565
5.00%, 07/01/2034	410	420
5.00%, 10/01/2034	3,745	3,952
5.00%, 03/15/2035	8,525	8,717
5.00%, 03/15/2036	3,500	3,874
5.00%, 03/15/2036	5,000	5,467
5.00%, 07/01/2036	735	748
5.00%, 10/01/2036	1,800	1,936
5.00%, 07/15/2037	700	728
5.00%, 10/01/2037	5,000	5,425

The accompanying notes are an integral part of these financial statements.

322

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 10/01/2038	$1,500	$1,653
5.00%, 02/15/2039	2,995	3,104
5.00%, 03/15/2039	2,850	3,172
5.00%, 03/15/2040	5	6
5.00%, 03/15/2040	2,145	2,371
5.00%, 03/15/2040	12,995	14,374
5.00%, 03/15/2040	20,730	21,533
5.00%, 10/01/2040	1,000	1,082
5.00%, 03/15/2041	1,065	1,150
5.00%, 03/15/2041	1,335	1,391
5.00%, 03/15/2041	6,720	6,965
5.00%, 03/15/2041	7,000	7,838
5.00%, 03/15/2041	8,190	9,001
5.00%, 10/01/2041	1,950	2,100
5.00%, 03/15/2042	5,875	6,524
5.00%, 03/15/2042	11,065	12,106
5.00%, 03/15/2045	4,350	4,487
5.00%, 05/01/2048 (1)	1,040	1,052
5.25%, 03/15/2033	1,950	1,972
5.25%, 10/01/2041	3,500	3,875
5.25%, 10/01/2042	1,230	1,351
5.25%, 10/01/2043	1,625	1,779
New York State Environmental Facilities Corp.
4.25%, 05/01/2030 (1)	6,325	6,326
5.00%, 06/15/2033	6,000	6,141
5.00%, 06/15/2036	5,410	5,629
5.25%, 06/15/2053	3,765	4,150
New York State Housing Finance Agency
0.65%, 11/01/2056 (1)	7,080	6,861
0.75%, 05/01/2025	3,735	3,686
0.75%, 11/01/2025	150	145
0.75%, 11/01/2025	960	930
0.75%, 11/01/2025	2,565	2,485
1.00%, 11/01/2061 (1)	935	880
1.10%, 11/01/2061 (1)	13,130	12,274
2.50%, 11/01/2060 (1)	7,810	7,576
3.35%, 06/15/2054 (1)	3,425	3,408
3.45%, 06/15/2054 (1)	3,000	2,975
3.60%, 11/01/2063 (1)	20,000	20,060
3.80%, 11/01/2062 (1)	7,985	8,003
3.88%, 11/01/2063 (1)	1,150	1,154
3.95%, 11/01/2050 (1)	2,500	2,472
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,501
4.00%, 03/15/2043	9,000	8,749
5.00%, 01/01/2032	775	775
5.00%, 03/15/2034	2,750	3,089
5.00%, 03/15/2038	10,260	11,345
5.00%, 01/01/2042	700	770
5.00%, 01/01/2043	970	1,061
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,832
4.00%, 01/01/2036	2,785	2,660
4.00%, 12/01/2039	450	440
4.00%, 12/01/2040	500	485
4.00%, 12/01/2041	450	433
4.00%, 12/01/2042	500	478
4.38%, 10/01/2045	10,525	10,021

The accompanying notes are an integral part of these financial statements.

323

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 12/01/2028	$400	$417
5.00%, 12/01/2028	1,300	1,378
5.00%, 01/01/2029	2,080	2,146
5.00%, 12/01/2029	300	322
5.00%, 12/01/2029	7,000	7,353
5.00%, 12/01/2030	250	271
5.00%, 12/01/2031	300	324
5.00%, 01/01/2032	1,300	1,334
5.00%, 12/01/2032	375	403
5.00%, 12/01/2032	2,355	2,507
5.00%, 01/01/2033	5,500	5,636
5.00%, 12/01/2033	985	1,057
5.00%, 12/01/2033	3,650	3,873
5.00%, 12/01/2034	500	535
5.00%, 12/01/2034	1,350	1,406
5.00%, 12/01/2034	3,990	4,217
5.00%, 12/01/2035	500	533
5.00%, 12/01/2035	800	831
5.00%, 12/01/2035	2,335	2,459
5.00%, 12/01/2036	550	585
5.00%, 12/01/2036	1,360	1,428
5.00%, 12/01/2037	600	637
5.00%, 12/01/2037	3,625	3,803
5.00%, 12/01/2038	500	529
5.00%, 12/01/2039	2,420	2,521
5.00%, 07/01/2041	2,300	2,300
5.00%, 07/01/2046	42,280	42,277
5.25%, 06/30/2037	1,500	1,624
5.25%, 06/30/2038	3,200	3,452
5.25%, 06/30/2039	1,400	1,522
5.25%, 06/30/2040	3,085	3,296
5.50%, 06/30/2039	2,000	2,150
6.00%, 04/01/2035	15,335	17,076
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	952
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	320
5.00%, 12/01/2027	1,425	1,437
5.00%, 12/01/2028	1,000	1,008
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,100
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	5,574
3.00%, 12/01/2032	5,000	4,932
4.00%, 07/15/2036	2,180	2,188
5.00%, 07/15/2031	4,000	4,288
5.00%, 10/15/2031	5,000	5,041
5.00%, 09/15/2032	2,925	3,014
5.00%, 10/15/2033	6,000	6,142
5.00%, 11/15/2033	5,660	5,752
5.00%, 08/01/2034	7,415	8,032
5.00%, 10/15/2034	2,475	2,530
5.00%, 01/15/2035	150	170
5.00%, 07/15/2035	3,000	3,168
5.00%, 01/15/2036	200	226
5.00%, 04/01/2036	4,135	4,189
5.00%, 11/15/2037	3,125	3,254
5.00%, 01/15/2039	360	384

The accompanying notes are an integral part of these financial statements.

324

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
5.00%, 01/15/2039	$450	$500
5.00%, 01/15/2040	500	554
5.00%, 01/15/2041	475	524
5.00%, 10/15/2041	3,240	3,264
5.00%, 11/15/2041	1,550	1,569
5.25%, 08/01/2040	2,000	2,155
5.50%, 08/01/2041	11,255	12,274
Salmon River Central School District
4.00%, 06/27/2025	4,500	4,512
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	386
5.00%, 07/01/2033	400	440
5.00%, 07/01/2034	350	384
5.00%, 07/01/2035	400	437
5.00%, 07/01/2036	840	915
5.00%, 07/01/2037	880	955
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	914
2.35%, 04/01/2031	1,835	1,649
3.25%, 10/01/2051	5,105	4,980
4.25%, 10/01/2047	1,115	1,118
Suffolk County Economic Development Corp.
5.38%, 11/01/2054 (5)	1,210	1,019
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,192
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045 (1)	2,425	2,272
2.00%, 05/15/2045 (1)	6,375	5,976
4.00%, 11/15/2033	570	611
4.00%, 11/15/2034	115	122
4.00%, 05/15/2040	1,250	1,252
4.00%, 05/15/2042	2,840	2,794
5.00%, 03/15/2027	28,110	29,392
5.00%, 11/15/2032	5,920	6,708
5.00%, 11/15/2033	6,000	6,615
5.00%, 11/15/2034	430	489
5.00%, 11/15/2034	4,165	4,410
5.00%, 11/15/2034	6,250	7,156
5.00%, 11/15/2035	3,835	3,987
5.00%, 11/15/2035	5,000	5,701
5.00%, 11/15/2036	5,000	5,677
5.00%, 11/15/2036	7,500	7,790
5.00%, 11/15/2036	9,180	10,526
5.00%, 11/15/2036	20,000	22,967
5.00%, 11/15/2037	4,000	4,210
5.00%, 11/15/2037	4,130	4,663
5.00%, 11/15/2038	1,000	1,012
5.00%, 11/15/2038	3,905	4,383
5.00%, 11/15/2039	3,000	3,317
5.00%, 11/15/2040	1,000	1,107
5.00%, 05/15/2041	5,075	5,475
5.00%, 11/15/2042	1,910	2,001
5.00%, 11/15/2042	2,900	3,145
5.00%, 11/15/2043 (1)	9,000	9,154
5.00%, 11/15/2049	1,340	1,401
5.00%, 05/15/2051 (1)	1,900	1,949
5.25%, 05/15/2041	1,895	2,096
5.25%, 05/15/2052	4,870	5,237

The accompanying notes are an integral part of these financial statements.

325

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 10.75% – (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	$340	$376
Utility Debt Securitization Authority
5.00%, 12/15/2033	1,000	1,013
5.00%, 12/15/2040	5,000	5,194
5.00%, 12/15/2041	7,800	8,803

Total New York		1,713,722

North Carolina – 1.07%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050 (1)	1,500	1,596
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,459
City of Charlotte NC Water & Sewer System Revenue 5.00%, 07/01/2054	7,065	7,612
County of Alamance NC 2.00%, 05/01/2034	1,445	1,194
2.00%, 05/01/2035	2,000	1,615
County of Forsyth NC 1.63%, 03/01/2034	1,010	812
County of New Hanover NC 5.00%, 10/01/2027	100	105
5.00%, 10/01/2034	1,000	1,052
Cumberland County Industrial Facilities & Pollution Control Financing Authority 3.75%, 12/01/2027 (1)	15,740	15,713
Greater Asheville Regional Airport Authority 5.00%, 07/01/2035	1,750	1,869
5.00%, 07/01/2036	1,505	1,602
5.00%, 07/01/2037	1,520	1,623
5.00%, 07/01/2037	1,780	1,889
5.25%, 07/01/2038	1,200	1,294
5.25%, 07/01/2040	500	538
5.25%, 07/01/2041	1,210	1,297
5.25%, 07/01/2042	1,000	1,069
5.25%, 07/01/2042	1,100	1,168
5.25%, 07/01/2043	1,850	1,969
5.25%, 07/01/2048	2,565	2,713
North Carolina Capital Facilities Finance Agency 5.00%, 05/01/2031	1,000	1,073
North Carolina Housing Finance Agency 3.20%, 07/01/2056 (1)	9,870	9,822
3.75%, 07/01/2052	3,155	3,143
4.00%, 01/01/2050	3,000	3,002
5.00%, 04/01/2029 (1)	3,841	4,025
5.50%, 01/01/2054	8,150	8,662
5.75%, 01/01/2054	9,835	10,413
6.00%, 07/01/2053	4,405	4,667
6.25%, 01/01/2055	3,500	3,887
6.25%, 01/01/2055	5,505	5,949
6.25%, 01/01/2055	8,000	8,683
6.25%, 07/01/2055	10,000	10,976
North Carolina Medical Care Commission 2.55%, 06/01/2048 (1)	3,955	3,904
3.00%, 02/01/2033	845	773
4.00%, 09/01/2034	2,510	2,441
4.25%, 09/01/2028	550	550
5.00%, 03/01/2028	155	159
5.00%, 02/01/2051 (1)	1,000	1,017
North Carolina State Education Assistance Authority 5.00%, 06/01/2043	1,580	1,583
5.50%, 06/01/2029	1,000	1,061
5.50%, 06/01/2030	2,390	2,556
5.50%, 06/01/2033	3,000	3,264
North Carolina Turnpike Authority 5.00%, 01/01/2028	1,700	1,779
5.00%, 01/01/2049	4,030	4,155
Raleigh Durham Airport Authority 5.00%, 05/01/2025	3,000	3,014
5.00%, 05/01/2035	2,900	2,962
Raleigh Housing Authority 5.00%, 08/01/2028 (1)	265	274
5.00%, 08/01/2028 (1)	350	362

The accompanying notes are an integral part of these financial statements.

326

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.07% – (continued)
State of North Carolina 2.00%, 06/01/2030	$2,005	$1,823
2.00%, 03/01/2036	2,230	1,774
5.00%, 05/01/2026	4,750	4,873
5.00%, 05/01/2027	7,500	7,864
Winston-Salem State University 5.00%, 06/01/2034	900	916

Total North Carolina		170,595

North Dakota – 0.39%
City of Grand Forks ND 4.00%, 12/01/2037	675	660
4.00%, 12/01/2041	1,830	1,734
4.00%, 12/01/2046	1,425	1,283
5.00%, 12/01/2027	1,110	1,142
5.00%, 12/01/2028	1,500	1,557
5.00%, 12/01/2031	2,650	2,790
5.00%, 12/01/2034	725	787
5.00%, 12/01/2036	545	587
5.00%, 12/01/2038	500	534
5.00%, 12/01/2040	500	530
5.00%, 12/01/2042	500	526
City of Horace ND 4.50%, 05/01/2039	2,600	2,593
City of Mayville ND 5.00%, 05/01/2033	1,445	1,495
5.25%, 05/01/2038	1,000	1,024
North Dakota Housing Finance Agency
3.00%, 07/01/2051	4,470	4,383
3.00%, 01/01/2052	1,140	1,116
3.25%, 01/01/2027	415	413
3.25%, 07/01/2027	1,465	1,459
3.30%, 07/01/2028	1,580	1,562
5.00%, 07/01/2042	2,375	2,500
5.75%, 01/01/2054	6,590	6,979
6.00%, 07/01/2055	3,250	3,605
6.25%, 01/01/2054	670	725
North Dakota Public Finance Authority 5.00%, 10/01/2032	4,605	5,227
5.00%, 10/01/2033	8,765	10,048
5.00%, 10/01/2042	2,500	2,772
Williston Basin School District No 7 4.13%, 08/01/2042	2,340	2,288
4.25%, 08/01/2044	2,535	2,478

Total North Dakota		62,797

Ohio – 1.57%
Akron Bath Copley Joint Township Hospital District 4.00%, 11/15/2037	700	670
4.00%, 11/15/2038	450	426
5.25%, 11/15/2031	530	544
5.25%, 11/15/2032	645	661
5.25%, 11/15/2033	1,770	1,811
5.25%, 11/15/2046	1,255	1,265
American Municipal Power, Inc. 4.00%, 02/15/2036	1,975	2,005
4.00%, 02/15/2038	1,985	1,991
5.00%, 02/15/2035	3,285	3,561
Buckeye Tobacco Settlement Financing Authority 3.00%, 06/01/2048	3,100	2,238
4.00%, 06/01/2048	1,000	871
5.00%, 06/01/2027	1,365	1,405
5.00%, 06/01/2055	12,305	10,906
Chippewa Local School District 5.00%, 12/01/2041	1,170	1,250
City of Cleveland OH Income Tax Revenue 3.00%, 10/01/2036	500	458
3.00%, 10/01/2037	1,000	905
City of Cuyahoga Falls OH 5.00%, 10/29/2025	1,955	1,970
City of Martins Ferry OH 4.25%, 12/16/2025 (5)	1,150	1,156
City of Upper Arlington OH 5.75%, 12/01/2042	500	508

The accompanying notes are an integral part of these financial statements.

327

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.57% – (continued)
Clear Fork Valley Local School District 3.00%, 12/01/2036	$1,855	$1,625
Clermont County Port Authority 5.00%, 12/01/2029	750	761
5.00%, 12/01/2030	850	863
Columbus-Franklin County Finance Authority 5.00%, 12/01/2028 (1)	2,100	2,195
County of Allen OH Hospital Facilities Revenue 4.00%, 12/01/2040	2,000	1,929
5.00%, 12/01/2029	585	634
5.00%, 12/01/2030	585	635
County of Cuyahoga OH 5.00%, 12/01/2026	2,500	2,504
County of Franklin OH 5.00%, 11/01/2048	4,350	4,826
County of Hamilton OH 5.00%, 11/15/2049	2,540	2,825
County of Lake OH 5.00%, 12/01/2046	1,890	1,973
County of Montgomery OH 5.00%, 08/01/2025	515	520
5.25%, 09/01/2044	500	535
5.25%, 09/01/2049	3,500	3,695
County of Muskingum OH 5.00%, 02/15/2044	2,480	2,435
5.00%, 02/15/2048	1,700	1,657
County of Scioto OH 5.00%, 02/15/2029	1,000	1,024
Euclid City School District 5.25%, 01/15/2044	3,925	3,977
Forest Hills Local School District 5.00%, 12/01/2044	4,725	4,728
Franklin County Convention Facilities Authority 5.00%, 12/01/2035	8,000	9,028
5.00%, 12/01/2036	8,850	9,911
5.00%, 12/01/2037	9,000	10,033
5.00%, 12/01/2038	2,795	3,103
Lancaster Port Authority 5.00%, 08/01/2049 (1)	12,240	12,257
5.00%, 02/01/2055 (1)	3,500	3,691
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,015
5.00%, 09/01/2030	475	523
5.00%, 09/01/2032	1,000	1,094
5.00%, 09/01/2034	700	716
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,504
Ohio Air Quality Development Authority
2.88%, 02/01/2026	5,400	5,297
3.25%, 09/01/2029	1,000	969
3.70%, 04/01/2028	5,045	4,992
3.75%, 01/15/2028 (5)	8,275	8,241
3.75%, 01/01/2029	8,000	7,909
4.00%, 09/01/2030 (1)	1,500	1,507
4.25%, 11/01/2039 (1)	9,985	10,070
4.50%, 01/15/2048 (5)	2,790	2,656
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	315	318
4.00%, 07/01/2035	505	503
5.00%, 01/01/2032	235	248
5.00%, 10/01/2032	1,000	1,063
5.00%, 01/01/2033	285	305
5.00%, 01/01/2034	515	541
5.25%, 01/01/2035	685	738
5.25%, 01/01/2036	500	537
5.25%, 01/01/2037	420	450
Ohio Housing Finance Agency
4.50%, 03/01/2050	110	111
5.00%, 09/01/2028	50	53
5.00%, 03/01/2029	50	53
5.00%, 09/01/2029	100	107
5.00%, 03/01/2030	100	106
5.00%, 09/01/2030	100	107
5.00%, 03/01/2031	100	108

The accompanying notes are an integral part of these financial statements.

328

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.57% – (continued)
5.00%, 09/01/2031	$100	$108
5.00%, 03/01/2032	75	80
5.00%, 09/01/2032	100	107
5.00%, 03/01/2033	150	161
5.00%, 09/01/2033	75	81
5.00%, 03/01/2052	865	890
7.50%, 03/01/2049	2,000	2,488
Ohio State University
4.00%, 12/01/2040	8,135	8,251
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,218
Ohio Water Development Authority
5.00%, 06/01/2031	450	504
5.00%, 12/01/2031	600	676
5.00%, 06/01/2032	350	397
5.00%, 06/01/2033	350	397
5.00%, 12/01/2033	400	453
5.00%, 06/01/2034	300	339
5.00%, 12/01/2034	425	480
5.00%, 06/01/2035	500	563
5.00%, 12/01/2035	600	675
5.00%, 12/01/2038	1,760	1,885
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031 (5)	895	868
State of Ohio
2.75%, 01/01/2052 (1)	2,215	2,160
4.00%, 01/15/2050	450	420
5.00%, 02/01/2028	1,295	1,376
5.00%, 03/01/2028	690	734
5.00%, 03/01/2028	860	915
5.00%, 03/15/2028	1,725	1,836
5.00%, 01/01/2030	1,170	1,234
5.00%, 12/15/2030	1,500	1,661
5.00%, 12/15/2031	1,000	1,103
5.00%, 12/15/2032	1,000	1,101
5.00%, 12/15/2033	1,000	1,098
5.00%, 12/15/2034	1,000	1,095
5.00%, 10/01/2035	1,410	1,471
5.00%, 12/31/2035	1,010	1,015
5.00%, 05/01/2036	3,630	3,647
5.00%, 05/01/2037	4,915	5,084
5.00%, 12/31/2039	4,110	4,126
5.00%, 03/01/2040	3,200	3,497
5.00%, 01/15/2050 (1)	4,000	4,002
University of Akron
4.00%, 01/01/2027	2,780	2,815
5.00%, 01/01/2035	2,500	2,535
5.00%, 01/01/2037	6,675	6,760
5.00%, 01/01/2038	5,225	5,288
Warren County Port Authority
4.00%, 12/01/2041	570	509
Youngstown State University
3.00%, 12/15/2033	730	675

Total Ohio		250,584

Oklahoma – 0.48%
Cache Educational Facilities Authority 5.00%, 09/01/2034	1,500	1,627
Canadian County Educational Facilities Authority 4.00%, 09/01/2025	1,500	1,506

The accompanying notes are an integral part of these financial statements.

329

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.48% – (continued)
5.00%, 09/01/2026	$330	$339
Edmond Public Works Authority 5.00%, 07/01/2037	400	432
5.00%, 07/01/2038	425	458
5.00%, 01/01/2039	450	484
Grady County School Finance Authority 5.00%, 09/01/2028	375	393
5.00%, 09/01/2030	1,235	1,292
Lincoln County Educational Facilities Authority 3.25%, 10/15/2034	4,945	4,589
McClain County Economic Development Authority 5.25%, 09/01/2037	1,000	1,103
5.25%, 09/01/2038	1,000	1,099
5.25%, 09/01/2039	1,000	1,095
Muskogee Industrial Trust 4.00%, 09/01/2029	3,010	2,991
Oklahoma Capitol Improvement Authority 5.00%, 07/01/2029	500	513
Oklahoma City Airport Trust 5.00%, 07/01/2026	2,195	2,245
5.00%, 07/01/2030	1,350	1,405
5.00%, 07/01/2032	2,960	3,071
5.00%, 07/01/2035	3,240	3,336
Oklahoma County Finance Authority 5.00%, 10/01/2030	800	874
5.00%, 10/01/2031	1,600	1,768
5.00%, 10/01/2037	1,000	1,115
5.00%, 10/01/2038	1,000	1,106
5.00%, 10/01/2039	1,150	1,259
5.00%, 10/01/2040	1,500	1,633
Oklahoma Department of Transportation 5.00%, 09/01/2030	1,015	1,085
Oklahoma Development Finance Authority 5.00%, 08/01/2026	75	76
5.00%, 08/01/2030	1,010	1,039
Oklahoma Housing Finance Agency 6.50%, 09/01/2054	480	534
6.50%, 03/01/2056	6,435	7,295
Oklahoma Industries Authority 5.00%, 04/01/2028	5,945	6,288
5.00%, 04/01/2032	8,900	9,892
Oklahoma Turnpike Authority 5.00%, 01/01/2025	700	700
5.00%, 01/01/2026	2,500	2,552
5.00%, 01/01/2027	3,000	3,118
5.00%, 01/01/2028	2,905	3,070
5.00%, 01/01/2042	1,050	1,063
Oklahoma Water Resources Board 3.00%, 10/01/2041	1,545	1,340
Tulsa Airports Improvement Trust 5.00%, 06/01/2031	1,120	1,161
5.00%, 06/01/2033	1,240	1,279

Total Oklahoma		76,225

Oregon – 1.16%
Astoria Hospital Facilities Authority 5.00%, 08/01/2034	3,130	3,432
5.25%, 08/01/2037	1,955	2,155
5.25%, 08/01/2039	1,100	1,201
5.25%, 08/01/2040	1,000	1,086
City of Forest Grove OR 5.00%, 05/01/2027	1,195	1,219
5.00%, 05/01/2029	1,315	1,353
County of Clackamas OR 1.75%, 06/01/2038	1,215	862
Curry Health District 5.00%, 01/01/2032	815	875
5.00%, 01/01/2033	605	652
5.00%, 01/01/2034	900	974
5.00%, 01/01/2035	945	1,022
Deschutes County Administrative School District No 1 Bend-La Pine 3.00%, 06/15/2029	3,000	2,948
Hillsboro School District No 1J 4.00%, 06/15/2037	2,250	2,286
5.00%, 06/15/2028	1,525	1,597
Medford Water Commission 5.00%, 07/15/2054	1,000	1,074
Metro/OR 5.00%, 06/15/2042	5,450	5,569
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow 0.00%, 06/15/2034	7,150	4,804
Multnomah-Clackamas Counties Centennial School District No 28JT/OR 5.00%, 06/15/2045	950	1,000

The accompanying notes are an integral part of these financial statements.

330

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 1.16% – (continued)
Oregon Health & Science University 5.00%, 07/01/2038	$1,000	$1,017
5.00%, 07/01/2046 (1)	555	591
Oregon State Facilities Authority 5.00%, 06/01/2030	5,000	5,326
5.00%, 06/01/2046	13,475	13,579
Oregon State Lottery 5.00%, 04/01/2036	2,500	2,590
Pacific Communities Health District 5.00%, 06/01/2032	1,150	1,172
Port of Morrow OR 5.15%, 10/01/2026 (5)	17,740	17,510
Port of Portland OR Airport Revenue 5.00%, 07/01/2028	1,000	1,044
5.00%, 07/01/2029	750	794
5.00%, 07/01/2031	1,000	1,022
5.00%, 07/01/2032	12,930	13,978
5.00%, 07/01/2033	1,375	1,434
5.00%, 07/01/2035	3,240	3,296
5.00%, 07/01/2036	2,200	2,361
5.00%, 07/01/2038	1,370	1,460
5.00%, 07/01/2038	4,440	4,759
5.00%, 07/01/2038	7,075	7,583
5.00%, 07/01/2039	4,660	4,964
5.00%, 07/01/2039	8,790	9,364
5.00%, 07/01/2045	2,420	2,499
5.25%, 07/01/2039	7,000	7,588
5.25%, 07/01/2043	19,945	21,422
5.25%, 07/01/2044	5,825	6,236
Salem Hospital Facility Authority 4.00%, 05/15/2041	600	576
State of Oregon 5.00%, 05/01/2026	1,780	1,828
5.00%, 05/01/2043	3,300	3,609
5.00%, 08/01/2043	1,060	1,162
State of Oregon Department of Transportation 5.25%, 11/15/2047	2,705	2,952
State of Oregon Housing & Community Services Department 2.65%, 07/01/2039	980	797
3.00%, 07/01/2052	1,320	1,289
3.50%, 01/01/2051	925	917
4.00%, 07/01/2051	2,410	2,413
6.50%, 07/01/2054	3,500	3,887

Total Oregon		185,128

Other Territory – 0.15%
FHLMC Multifamily VRD Certificates 4.76%, 08/25/2041	21,700	22,170
Freddie Mac Multifamily ML Certificates 0.00%, 07/25/2038 (1)	546	546
3.16%, 12/25/2038	1,998	1,707

Total Other Territory		24,423

Pennsylvania – 3.77%
Adams County General Authority 3.60%, 06/01/2029	700	692
Allegheny County Airport Authority 4.00%, 01/01/2046	1,000	935
5.00%, 01/01/2033	1,365	1,445
5.00%, 01/01/2033	2,200	2,384
5.25%, 01/01/2038	1,000	1,089
Allegheny County Higher Education Building Authority 4.00%, 03/01/2032	300	308
4.00%, 03/01/2033	300	307
4.00%, 03/01/2035	345	349
4.00%, 03/01/2041	2,615	2,564
Allegheny County Hospital Development Authority 5.00%, 07/15/2025	2,370	2,392
5.00%, 07/15/2033	3,275	3,488
Allegheny County Industrial Development Authority 3.50%, 12/01/2031	810	389
4.00%, 12/01/2041	1,720	826
4.25%, 12/01/2050	1,915	919
Allegheny County Sanitary Authority 5.00%, 12/01/2035	750	847
5.00%, 12/01/2036	625	700

The accompanying notes are an integral part of these financial statements.

331

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.77% – (continued)
5.00%, 12/01/2037	$850	$949
5.00%, 12/01/2038	1,000	1,111
5.00%, 12/01/2039	700	775
5.00%, 12/01/2045	2,300	2,319
Allentown City School District 5.00%, 02/01/2032	470	497
5.00%, 06/01/2037	1,300	1,316
Allentown Commercial & Industrial Development Authority 5.00%, 07/01/2032 (5)	1,115	1,146
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (5)	755	771
5.00%, 05/01/2028 (5)	1,055	1,079
5.00%, 05/01/2032 (5)	1,055	1,069
5.00%, 05/01/2042 (5)	5,490	5,563
6.00%, 05/01/2042 (5)	450	473
Bucks County Industrial Development Authority 5.00%, 07/01/2033	640	670
5.00%, 07/01/2034	565	589
5.00%, 07/01/2035	435	452
5.00%, 07/01/2036	665	689
5.00%, 07/01/2037	1,410	1,458
5.00%, 07/01/2038	1,460	1,505
5.00%, 07/01/2039	1,510	1,550
Capital Region Water Revenue 5.00%, 07/15/2025	1,000	1,009
Capital Region Water Sewer Revenue 5.00%, 07/15/2028	350	366
5.00%, 07/15/2042	1,250	1,280
Chester County Industrial Development Authority 4.00%, 10/01/2039 (5)	1,325	1,248
5.00%, 10/15/2032 (5)	1,215	1,231
5.13%, 10/15/2037	1,010	1,012
City of Philadelphia PA 5.00%, 08/01/2027	1,500	1,569
5.00%, 08/01/2028	6,000	6,054
5.00%, 02/01/2029	3,175	3,398
5.00%, 08/01/2031	8,000	8,367
5.00%, 08/01/2033	2,000	2,088
City of Philadelphia PA Airport Revenue 4.00%, 07/01/2037	2,085	2,059
5.00%, 07/01/2026	1,000	1,023
5.00%, 07/01/2026	1,155	1,187
5.00%, 07/01/2027	1,520	1,592
5.00%, 07/01/2029	230	243
5.00%, 07/01/2030	1,000	1,025
5.00%, 07/01/2031	1,000	1,076
5.00%, 07/01/2031	2,000	2,050
5.00%, 07/01/2032	3,100	3,172
5.00%, 07/01/2033	1,000	1,021
City of Philadelphia PA Water & Wastewater Revenue 5.00%, 11/01/2026	1,165	1,205
5.00%, 11/01/2027	1,540	1,617
5.00%, 10/01/2043	2,500	2,601
City of Reading PA 5.00%, 11/01/2027	2,330	2,445
Coatesville School District 5.00%, 08/01/2025	875	884
5.25%, 11/15/2037	13,465	14,368
Commonwealth Financing Authority 4.00%, 06/01/2039	15,000	14,924
5.00%, 06/01/2027	750	783
5.00%, 06/01/2027	1,500	1,561
5.00%, 06/01/2027	2,165	2,259
5.00%, 06/01/2028	2,555	2,700
5.00%, 06/01/2030	1,750	1,908
Commonwealth of Pennsylvania 3.20%, 03/01/2029	6,335	6,213
3.35%, 03/01/2030	9,430	9,347
3.50%, 03/01/2031	6,220	6,211
4.00%, 02/01/2032	2,380	2,396
5.00%, 01/01/2025	9,000	9,000

The accompanying notes are an integral part of these financial statements.

332

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.77% – (continued)
5.00%, 07/15/2025	$9,095	$9,188
5.00%, 09/01/2025	15,000	15,191
5.00%, 08/15/2031	2,675	2,702
5.00%, 08/15/2033	6,000	6,840
5.00%, 08/15/2035	10,000	11,471
5.00%, 08/15/2036	10,000	11,418
5.00%, 07/01/2043	4,000	4,122
County of Lehigh PA 4.00%, 07/01/2039	1,955	1,949
5.00%, 07/01/2044	1,000	1,032
Cumberland County Municipal Authority 4.00%, 01/01/2033	175	175
4.00%, 01/01/2033	210	210
4.00%, 01/01/2033	370	359
4.00%, 01/01/2033	745	745
Dauphin County General Authority 5.00%, 10/15/2030 (5)	2,000	1,764
5.00%, 06/01/2035	2,145	2,176
Delaware County Authority 5.00%, 08/01/2030	1,150	1,161
Delaware County Vocational & Technical School Authority 4.00%, 11/01/2054	10,000	9,352
Delaware River Joint Toll Bridge Commission 5.00%, 07/01/2044	760	791
Delaware River Port Authority 5.00%, 01/01/2037	5,300	5,313
Doylestown Hospital Authority 5.00%, 07/01/2031 (5)	500	527
5.00%, 07/01/2046	3,010	3,029
5.00%, 07/01/2049	130	140
5.00%, 07/01/2049	1,180	1,202
Easton Area School District 5.00%, 04/01/2029	1,000	1,023
5.00%, 04/01/2030	2,805	2,870
General Authority of Southcentral Pennsylvania 5.00%, 06/01/2038	1,970	2,048
5.00%, 06/01/2044	1,085	1,112
Hamburg Area School District 3.00%, 04/01/2035	1,400	1,281
Indiana County Industrial Development Authority 5.00%, 05/01/2029	740	777
Jefferson County Hospital Authority PA 4.50%, 01/15/2027 (5)	2,000	2,006
Lancaster County Hospital Authority 5.00%, 11/01/2051	2,600	2,656
Monroeville Finance Authority 5.00%, 05/15/2034	640	711
Montgomery County Higher Education & Health Authority 5.00%, 10/01/2028	1,000	977
5.00%, 09/01/2032	1,000	1,057
5.00%, 09/01/2033	305	322
5.00%, 10/01/2036	1,320	1,220
5.00%, 10/01/2040	1,595	1,421
Municipality of Penn Hills PA 0.00%, 12/01/2030	365	287
Northampton County General Purpose Authority 4.00%, 08/15/2043	17,080	16,394
5.00%, 08/15/2034	6,100	6,773
5.00%, 08/15/2036	455	462
Palmyra Area School District 5.00%, 06/01/2030	1,220	1,226
Pennsylvania Economic Development Financing Authority 0.00%, 06/01/2041 (1)	35,000	35,017
3.85%, 04/01/2034 (1)	4,000	3,998
4.15%, 04/01/2049 (1)	2,500	2,499
4.25%, 08/01/2038 (1)	33,000	32,995
5.00%, 05/15/2031	7,175	7,894
5.00%, 05/15/2032	700	779
5.00%, 05/15/2032	850	946
5.00%, 05/15/2033	525	588
5.00%, 05/15/2033	550	616
5.00%, 05/15/2034	700	782
5.00%, 05/15/2034	750	839
5.00%, 08/01/2049	5,900	6,320
5.25%, 06/30/2036	3,000	3,217
5.25%, 07/01/2046	1,535	1,615
5.50%, 06/30/2037	5,450	5,941
5.50%, 06/30/2038	5,450	5,924

The accompanying notes are an integral part of these financial statements.

333

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.77% – (continued)
Pennsylvania Higher Education Assistance Agency 5.00%, 06/01/2029	$1,550	$1,622
5.00%, 06/01/2030	4,730	4,984
5.00%, 06/01/2031	6,945	7,363
5.00%, 06/01/2032	4,000	4,247
5.00%, 06/01/2033	1,875	1,988
Pennsylvania Higher Educational Facilities Authority 5.00%, 06/15/2025	1,660	1,673
5.00%, 08/15/2029	1,600	1,669
5.00%, 10/01/2034	1,250	1,265
5.00%, 12/01/2038	1,710	1,690
5.25%, 11/01/2048	1,000	1,067
Pennsylvania Housing Finance Agency 3.00%, 10/01/2051	5,225	5,041
3.00%, 10/01/2052	7,575	7,307
3.50%, 04/01/2051	310	308
4.25%, 10/01/2052	4,795	4,837
5.75%, 10/01/2053	6,570	6,940
6.00%, 10/01/2054	2,000	2,165
6.25%, 10/01/2053	11,860	12,823
Pennsylvania State University 5.00%, 09/01/2041	1,080	1,102
Pennsylvania Turnpike Commission 4.00%, 12/01/2038	360	364
5.00%, 06/01/2027	14,000	14,320
5.00%, 06/01/2028	2,085	2,134
5.00%, 12/01/2031	350	392
5.00%, 06/01/2032	2,000	2,082
5.00%, 12/01/2032	1,295	1,450
5.00%, 12/01/2033	375	422
5.00%, 12/01/2033	5,250	5,935
5.00%, 12/01/2034	300	336
5.00%, 12/01/2034	2,155	2,426
5.00%, 12/01/2035	500	558
5.00%, 12/01/2035	575	644
5.00%, 12/01/2035	2,000	2,073
5.00%, 12/01/2037	450	493
5.00%, 12/01/2037	550	609
5.00%, 06/01/2039	3,000	3,044
5.00%, 12/01/2039	1,000	1,101
5.00%, 12/01/2040	5,000	5,004
5.00%, 12/01/2040	5,000	5,042
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue 5.00%, 12/01/2038	1,035	1,091
5.25%, 12/01/2044	3,180	3,338
Pennsylvania Turnpike Commission Registration Fee Revenue 4.45% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041 (2)	6,925	6,913
Philadelphia Authority for Industrial Development 4.00%, 07/01/2054 (1)	5,550	5,550
4.50%, 06/15/2034 (5)	1,385	1,380
5.00%, 05/01/2030	890	899
Philadelphia Gas Works Co. 4.00%, 08/01/2036	1,000	1,015
5.00%, 08/01/2025	450	455
5.00%, 08/01/2027	750	785
5.00%, 08/01/2028	625	665
5.00%, 08/01/2029	1,000	1,081
5.00%, 08/01/2031	1,760	1,925
5.00%, 08/01/2032	1,000	1,090
5.00%, 08/01/2033	1,250	1,359
5.00%, 08/01/2034	1,410	1,529
5.00%, 08/01/2035	1,000	1,077
5.00%, 08/01/2036	1,690	1,819
Pittsburgh School District 3.00%, 09/01/2039	3,290	2,832
Pittsburgh Water & Sewer Authority 5.00%, 09/01/2036	400	425
5.00%, 09/01/2038	1,000	1,057

The accompanying notes are an integral part of these financial statements.

334

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.77% – (continued)
Plum Boro School District 5.00%, 05/15/2034	$430	$463
5.00%, 05/15/2040	995	1,053
5.00%, 05/15/2044	1,415	1,483
5.00%, 05/15/2045	1,475	1,543
Reading School District 5.00%, 03/01/2035	1,100	1,134
5.00%, 03/01/2036	1,250	1,286
School District of Philadelphia 5.00%, 09/01/2029	1,500	1,603
5.00%, 09/01/2030	3,985	4,070
5.00%, 09/01/2031	1,000	1,020
5.00%, 09/01/2031	1,200	1,267
5.00%, 09/01/2032	1,200	1,265
5.00%, 09/01/2032	2,200	2,347
5.00%, 09/01/2033	960	1,028
5.00%, 09/01/2043	1,690	1,746
Scranton School District 5.00%, 06/01/2033	530	565
5.00%, 06/01/2035	515	547
State Public School Building Authority 5.00%, 06/15/2025	3,000	3,020
5.00%, 06/01/2026	180	181
5.00%, 12/01/2032	725	752
5.00%, 12/01/2032	2,335	2,396
5.25%, 09/15/2030	990	1,040
Steel Valley School District 5.00%, 11/01/2041	885	947
Susquehanna Area Regional Airport Authority 5.00%, 01/01/2038	1,000	1,007
Tulpehocken Area School District 5.25%, 10/01/2041	4,340	4,657
Upper Merion Area School District
5.00%, 01/15/2030	600	613
York County School of Technology Authority 5.00%, 02/15/2028	400	401

Total Pennsylvania		601,796

Puerto Rico – 1.43%
Commonwealth of Puerto Rico 0.00%, 11/01/2043 (1)	38,397	23,519
0.00%, 11/01/2051 (1)	20,701	12,835
4.00%, 07/01/2033	13,090	12,891
4.00%, 07/01/2035	4,835	4,713
4.00%, 07/01/2046	2,560	2,377
5.38%, 07/01/2025	895	901
5.63%, 07/01/2027	17,133	17,755
5.63%, 07/01/2029	1,552	1,653
5.75%, 07/01/2031	11,771	12,873
Puerto Rico Commonwealth Aqueduct & Sewer Authority 4.00%, 07/01/2042 (5)	1,000	939
4.00%, 07/01/2042 (5)	5,000	4,720
5.00%, 07/01/2028 (5)	2,075	2,141
5.00%, 07/01/2033 (5)	4,540	4,740
5.00%, 07/01/2035 (5)	5,555	5,724
5.00%, 07/01/2037 (5)	1,675	1,726
5.00%, 07/01/2037 (5)	3,810	3,941
5.00%, 07/01/2047 (5)	9,025	9,117
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth 4.00%, 07/01/2037	240	223
5.00%, 07/01/2032	250	266
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 0.00%, 07/01/2027	2,061	1,865
0.00%, 07/01/2033	8,101	5,704
4.33%, 07/01/2040	16,507	16,317
4.33%, 07/01/2040	39,539	38,998
4.55%, 07/01/2040	21,604	21,610
4.75%, 07/01/2053	3,974	3,915
5.00%, 07/01/2058	17,365	17,300

Total Puerto Rico		228,763

The accompanying notes are an integral part of these financial statements.

335

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Rhode Island – 0.56%
City of Pawtucket RI 4.50%, 10/24/2025	$3,145	$3,163
Providence Redevelopment Agency 5.00%, 04/01/2028	1,200	1,201
Rhode Island Commerce Corp. 5.00%, 05/15/2036	10,530	11,856
Rhode Island Health & Educational Building Corp. 5.00%, 09/01/2031	2,215	2,222
5.00%, 06/01/2033	650	726
5.00%, 05/15/2034	13,705	15,075
5.00%, 05/15/2035	480	524
5.00%, 09/01/2036	100	100
5.00%, 05/15/2037	265	286
5.00%, 05/15/2038	320	344
5.00%, 05/15/2038	1,710	1,895
5.00%, 05/15/2040	265	283
5.00%, 05/15/2041	290	308
5.00%, 06/01/2041	1,485	1,613
5.00%, 05/15/2043	285	300
5.00%, 05/15/2044	200	210
5.25%, 05/15/2043	1,520	1,668
5.50%, 05/15/2040	1,205	1,335
5.50%, 05/15/2041	1,570	1,728
5.50%, 05/15/2047	4,130	4,477
Rhode Island Housing & Mortgage Finance Corp. 3.50%, 10/01/2050	640	634
4.00%, 10/01/2049	245	245
5.00%, 10/01/2026	395	408
5.00%, 04/01/2027	215	223
5.00%, 10/01/2027	250	262
5.00%, 10/01/2027	520	545
5.00%, 04/01/2028	480	507
5.00%, 10/01/2028	275	293
5.00%, 10/01/2029	285	306
5.00%, 10/01/2041	4,285	4,455
Rhode Island Student Loan Authority 3.50%, 12/01/2034	245	229
4.13%, 12/01/2043	5,000	4,792
4.13%, 12/01/2043	7,125	6,723
5.00%, 12/01/2025	500	506
5.00%, 12/01/2026	750	766
5.00%, 12/01/2027	675	695
5.00%, 12/01/2027	1,000	1,031
5.00%, 12/01/2027	1,000	1,031
5.00%, 12/01/2028	910	942
5.00%, 12/01/2028	1,150	1,194
5.00%, 12/01/2028	1,200	1,248
5.00%, 12/01/2029	675	708
5.00%, 12/01/2029	1,830	1,918
5.00%, 12/01/2030	1,645	1,722
5.00%, 12/01/2032	1,900	2,018
5.00%, 12/01/2033	1,775	1,884
State of Rhode Island 4.13%, 08/01/2042	5,350	5,413

Total Rhode Island		90,012

South Carolina – 1.32%
Beaufort County School District 2.00%, 03/01/2034	1,400	1,164
Charleston County Airport District 5.00%, 07/01/2043	1,375	1,498
5.00%, 07/01/2044	1,250	1,358
Charleston Housing Authority/SC 5.00%, 12/01/2041	3,000	2,999
City of Charleston SC Waterworks & Sewer System Revenue 5.00%, 01/01/2052	5,150	5,472
Patriots Energy Group Financing Agency 4.94% (SOFR + 1.90%), 02/01/2054 (2)	5,350	5,545
5.25%, 02/01/2054 (1)	33,700	36,026
5.25%, 10/01/2054 (1)	9,600	10,336

The accompanying notes are an integral part of these financial statements.

336

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.32% – (continued)
Richland County School District No 2 3.00%, 03/01/2033	$3,000	$2,833
SCAGO Educational Facilities Corp. for Pickens School District 5.00%, 12/01/2030	500	502
South Carolina Jobs-Economic Development Authority 4.00%, 11/01/2042	3,025	2,991
5.00%, 04/01/2031	510	539
5.00%, 11/01/2031	12,000	13,303
5.00%, 11/15/2031	600	626
5.00%, 11/01/2032	1,700	1,900
5.00%, 11/15/2032	960	1,000
5.00%, 11/01/2033	2,030	2,287
5.00%, 11/15/2033	400	416
5.00%, 11/01/2034	19,875	22,320
5.00%, 05/01/2038	2,000	2,058
5.00%, 11/01/2038	6,350	7,018
5.25%, 11/15/2039	1,000	1,046
5.25%, 11/01/2040	10,925	12,177
5.50%, 11/15/2044	500	527
South Carolina Ports Authority 5.00%, 07/01/2026	1,940	1,987
5.00%, 07/01/2027	3,120	3,226
5.00%, 07/01/2028	1,100	1,149
South Carolina Public Service Authority 4.00%, 12/01/2037	4,000	3,976
4.13%, 12/01/2044	765	752
5.00%, 12/01/2031	2,860	3,117
5.00%, 12/01/2032	1,500	1,528
5.00%, 12/01/2032	3,670	3,991
5.00%, 12/01/2034	2,355	2,642
5.00%, 12/01/2035	1,500	1,531
5.00%, 12/01/2035	4,750	5,297
5.00%, 12/01/2041	1,600	1,624
5.00%, 12/01/2042	8,445	9,196
5.00%, 12/01/2046	1,140	1,217
5.25%, 12/01/2038	10,000	11,068
5.25%, 12/01/2049	2,230	2,412
South Carolina State Housing Finance & Development Authority 3.75%, 01/01/2050	4,925	4,906
4.00%, 01/01/2050	440	441
4.00%, 07/01/2050	440	441
5.00%, 10/01/2026 (1)	4,000	4,044
5.00%, 01/01/2030	595	630
South Carolina Transportation Infrastructure Bank 5.00%, 10/01/2025	305	309
5.00%, 10/01/2035	5,325	5,544
Spartanburg County School District No 4/SC 5.25%, 03/01/2052	3,295	3,544

Total South Carolina		210,513

South Dakota – 0.10%
Baltic School District No 49-1 5.50%, 12/01/2051	1,000	1,075
City of Watertown SD Sales Tax Revenue 3.00%, 12/01/2030	1,280	1,216
South Dakota Health & Educational Facilities Authority 5.00%, 09/01/2025	880	889
5.00%, 09/01/2026	2,000	2,055
5.00%, 11/01/2029	800	810
5.00%, 11/01/2030	1,000	1,012
South Dakota Housing Development Authority 3.00%, 11/01/2051	820	802
4.00%, 11/01/2047	1,855	1,854
5.00%, 05/01/2053	870	895
6.25%, 05/01/2055	940	1,017
6.25%, 11/01/2055	3,750	4,181

Total South Dakota		15,806

The accompanying notes are an integral part of these financial statements.

337

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.36%
Chattanooga Health Educational & Housing Facility Board 5.00%, 08/01/2026	$265	$272
5.00%, 12/01/2034	15,000	16,747
5.00%, 08/01/2044	1,500	1,540
5.25%, 12/01/2049	2,750	2,933
City of Memphis TN 5.00%, 04/01/2037	4,520	5,046
City of Memphis TN Electric System Revenue 5.00%, 12/01/2054	1,010	1,077
County of Knox TN 2.80%, 06/01/2031	3,000	2,832
Hamilton County & Chattanooga Sports Authority 5.50%, 12/01/2045	725	810
5.75%, 12/01/2050	1,000	1,140
Health Educational & Housing Facility Board of the City of Memphis 3.25%, 11/01/2029 (1)	4,000	3,962
5.00%, 07/01/2027 (1)	4,220	4,317
5.00%, 07/01/2027 (1)	7,157	7,322
Johnson City Health & Educational Facilities Board 5.00%, 07/01/2025	1,425	1,435
Knox County Health Educational & Housing Facility Board 4.05%, 12/01/2027 (1)	5,710	5,778
5.00%, 04/01/2027	1,740	1,779
5.00%, 12/01/2027 (1)	1,603	1,651
5.00%, 07/01/2032	275	301
5.00%, 07/01/2033	325	358
5.00%, 07/01/2036	500	544
5.00%, 07/01/2037	900	979
5.00%, 07/01/2038	1,070	1,162
Memphis-Shelby County Airport Authority 5.00%, 07/01/2038	530	541
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd 4.00%, 04/01/2026 (1)	4,580	4,583
4.75%, 02/01/2048	469	465
5.00%, 10/01/2034	4,310	4,986
Metropolitan Government of Nashville & Davidson County TN 1.75%, 01/01/2036	6,820	5,070
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue 5.00%, 07/01/2036	2,000	2,073
Metropolitan Knoxville Airport Authority 5.00%, 06/01/2038	500	554
5.00%, 06/01/2039	350	385
5.00%, 06/01/2041	330	360
5.00%, 06/01/2042	1,545	1,678
Metropolitan Nashville Airport Authority 5.00%, 07/01/2030	1,950	2,084
5.00%, 07/01/2031	1,920	2,065
5.00%, 07/01/2036	2,050	2,157
5.25%, 07/01/2032	1,150	1,260
5.25%, 07/01/2033	1,000	1,103
5.25%, 07/01/2034	1,250	1,374
5.25%, 07/01/2035	1,375	1,506
5.50%, 07/01/2036	1,125	1,246
5.50%, 07/01/2037	2,400	2,650
5.50%, 07/01/2038	3,225	3,549
5.50%, 07/01/2039	2,300	2,518
5.50%, 07/01/2040	2,000	2,182
Nashville Metropolitan Development & Housing Agency 4.50%, 06/01/2028 (5)	435	438
New Memphis Arena Public Building Authority 0.00%, 04/01/2029	625	586
0.00%, 04/01/2030	750	700
0.00%, 04/01/2031	650	604
Shelby County Health Educational & Housing Facilities Board 5.00%, 05/01/2028	1,070	1,105
5.00%, 09/01/2049 (1)	16,630	17,518
5.25%, 09/01/2039	14,870	16,071
Tennergy Corp. 5.50%, 10/01/2053 (1)	5,000	5,339
Tennessee Energy Acquisition Corp. 4.00%, 11/01/2049 (1)	9,955	9,980
5.00%, 05/01/2053 (1)	4,065	4,190
Tennessee Housing Development Agency 2.15%, 07/01/2040	860	619
2.60%, 07/01/2039	395	318
2.80%, 07/01/2044	480	361
2.90%, 07/01/2039	875	723
3.00%, 01/01/2052	1,360	1,326

The accompanying notes are an integral part of these financial statements.

338

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.36% – (continued)
3.50%, 07/01/2055 (1)	$10,000	$9,997
3.50%, 01/01/2056 (1)	2,500	2,498
3.75%, 07/01/2052	2,040	2,032
3.85%, 07/01/2043	1,360	1,265
5.00%, 01/01/2053	3,085	3,167
6.25%, 01/01/2054	6,540	7,068
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	25,388

Total Tennessee		217,667

Texas – 11.41%
Alamito Public Facility Corp. 5.00%, 08/01/2044 (1)	6,600	6,714
Arlington Higher Education Finance Corp. 4.00%, 08/15/2040	1,630	1,594
4.00%, 02/15/2044	3,500	3,382
4.25%, 08/15/2034	500	492
4.50%, 08/15/2039	1,535	1,505
5.00%, 08/15/2038	1,000	992
5.00%, 08/15/2041	2,000	2,161
Austin Affordable Pfc, Inc. 4.35%, 05/01/2043	1,100	1,080
Austin Community College District Public Facility Corp. 5.00%, 08/01/2028	310	325
5.00%, 08/01/2031	300	314
5.00%, 08/01/2031	580	608
Austin Independent School District 4.00%, 08/01/2032	2,835	2,953
4.00%, 08/01/2033	3,160	3,283
4.00%, 08/01/2034	3,620	3,748
4.00%, 08/01/2035	2,465	2,539
5.00%, 08/01/2039	3,600	4,036
5.00%, 08/01/2040	2,725	2,979
5.00%, 08/01/2041	5,100	5,540
5.00%, 08/01/2042	4,145	4,481
Austin-Bergstrom Landhost Enterprises, Inc. 5.00%, 10/01/2025	1,780	1,791
5.00%, 10/01/2026	1,400	1,420
5.00%, 10/01/2028	1,925	1,968
5.00%, 10/01/2030	2,175	2,219
5.00%, 10/01/2033	2,000	2,031
5.00%, 10/01/2034	2,000	2,028
5.00%, 10/01/2036	1,000	1,008
Barbers Hill Independent School District 4.00%, 02/15/2041	1,625	1,629
5.00%, 02/15/2042	1,200	1,316
Bastrop Independent School District 5.00%, 02/15/2041	5,240	5,726
Baybrook Municipal Utility District No 1 4.00%, 05/01/2041	205	198
Birdville Independent School District 5.00%, 02/15/2026	725	741
Boerne Independent School District 3.13%, 02/01/2053 (1)	2,255	2,239
Boling Independent School District 5.00%, 08/15/2037	825	910
5.00%, 08/15/2038	865	951
5.00%, 08/15/2039	910	996
5.00%, 08/15/2040	955	1,041
5.00%, 08/15/2041	1,000	1,084
Brazos Higher Education Authority, Inc. 5.00%, 04/01/2032	1,175	1,244
Brazosport Independent School District 2.13%, 02/15/2033	1,310	1,111
Central Texas Regional Mobility Authority 4.00%, 01/01/2033	965	979
4.00%, 01/01/2033	1,000	1,008
5.00%, 01/01/2025	225	225
5.00%, 01/01/2025	6,460	6,460
5.00%, 01/01/2029	750	790
5.00%, 01/01/2031	600	642
5.00%, 01/01/2034	1,475	1,488
Central Texas Turnpike System 0.00%, 08/15/2025	5,500	5,380

The accompanying notes are an integral part of these financial statements.

339

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
5.00%, 08/15/2039	$3,500	$3,735
5.00%, 08/15/2042 (1)	5,800	6,161
City of Amarillo TX 2.00%, 02/15/2041	1,510	1,035
City of Amarillo TX Waterworks & Sewer System Revenue 4.00%, 04/01/2039	1,310	1,312
4.00%, 04/01/2040	1,450	1,439
City of Arlington TX 5.00%, 08/15/2035	320	328
City of Austin TX 5.00%, 09/01/2037	2,900	3,199
City of Austin TX Airport System Revenue 5.00%, 11/15/2026	1,140	1,169
5.00%, 11/15/2028	1,000	1,002
City of Austin TX Electric Utility Revenue 5.00%, 11/15/2040	15,550	17,114
City of Austin TX Water & Wastewater System Revenue 5.00%, 11/15/2032	750	848
5.00%, 11/15/2034	500	561
5.00%, 11/15/2036	3,000	3,034
5.00%, 11/15/2039	1,575	1,724
5.00%, 11/15/2039	3,675	4,098
5.00%, 11/15/2040	2,820	3,076
5.00%, 11/15/2040	4,100	4,551
5.00%, 11/15/2041	2,500	2,713
5.00%, 11/15/2041	6,185	6,823
City of Bryan TX 2.00%, 08/15/2032	1,000	869
2.25%, 08/15/2035	2,465	2,062
City of Cedar Park TX 1.88%, 02/15/2038	1,625	1,165
City of College Station TX 2.13%, 02/15/2040	2,000	1,430
2.25%, 02/15/2041	1,000	713
City of Corpus Christi TX Utility System Revenue 5.00%, 07/15/2025	2,495	2,519
5.00%, 07/15/2028	2,000	2,132
5.00%, 07/15/2029	3,890	4,206
5.00%, 07/15/2031	1,920	2,134
5.00%, 07/15/2032	3,130	3,510
5.00%, 07/15/2039	2,250	2,485
City of Crandall TX 3.38%, 09/15/2026 (5)	15	15
City of Dallas Housing Finance Corp. 5.00%, 09/01/2026 (1)	2,310	2,334
City of Dallas TX 5.00%, 02/15/2026	3,500	3,575
5.00%, 02/15/2026	10,800	11,031
5.00%, 02/15/2027	8,125	8,458
5.00%, 02/15/2027	10,000	10,410
City of Dallas TX Hotel Occupancy Tax Revenue 4.00%, 08/15/2029	1,110	1,116
4.00%, 08/15/2030	2,085	2,095
City of Dallas TX Waterworks & Sewer System Revenue 4.00%, 10/01/2032	3,210	3,281
City of Denton TX 2.00%, 02/15/2039	1,340	963
City of Denton TX Utility System Revenue 5.00%, 12/01/2036	1,600	1,631
City of Eagle Pass TX Waterworks & Sewer System Revenue 5.00%, 12/01/2042	1,015	1,083
5.00%, 12/01/2044	1,120	1,185
City of El Paso TX 5.00%, 08/15/2025	2,245	2,271
5.00%, 08/15/2033	670	755
5.00%, 08/15/2035	785	885
City of El Paso TX Water & Sewer Revenue 5.00%, 03/01/2034	1,725	1,883
5.00%, 03/01/2035	1,035	1,125
5.00%, 03/01/2036	2,355	2,549
5.00%, 03/01/2040	1,700	1,837
5.25%, 03/01/2049	7,500	8,060
City of Fort Worth TX 2.00%, 03/01/2040	3,000	2,110
City of Fort Worth TX Water & Sewer System Revenue 5.00%, 02/15/2040	5,950	6,414
City of Frisco TX 2.00%, 02/15/2041	820	567
City of Galveston TX Wharves & Terminal Revenue 5.25%, 08/01/2033	790	848
5.25%, 08/01/2038	1,175	1,250
5.25%, 08/01/2039	1,000	1,062
City of Garland TX 2.00%, 02/15/2040	2,205	1,533

The accompanying notes are an integral part of these financial statements.

340

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
5.00%, 02/15/2031	$1,000	$1,109
5.00%, 02/15/2032	1,000	1,123
5.00%, 02/15/2035	2,760	3,126
5.00%, 02/15/2036	1,000	1,126
5.00%, 02/15/2039	1,100	1,212
5.00%, 02/15/2041	1,600	1,743
City of Georgetown TX Utility System Revenue 5.00%, 08/15/2032	1,250	1,376
5.00%, 08/15/2034	1,300	1,423
City of Grand Prairie TX 4.00%, 02/15/2039	1,300	1,309
City of Greenville TX Waterworks & Sewer System Revenue 5.00%, 02/15/2029	1,865	1,987
5.00%, 02/15/2041	2,155	2,298
5.00%, 02/15/2043	3,760	3,982
City of Houston TX 5.00%, 03/01/2028	1,000	1,038
5.00%, 03/01/2031	2,880	3,087
5.00%, 03/01/2034	3,000	3,362
5.00%, 03/01/2038	535	590
City of Houston TX Airport System Revenue 5.00%, 07/01/2027	3,000	3,141
5.00%, 07/01/2029	1,000	1,041
5.00%, 07/15/2030	4,665	4,687
5.00%, 07/01/2033	1,770	1,886
5.00%, 07/01/2034	2,815	2,989
5.25%, 07/01/2042	2,540	2,735
5.50%, 07/15/2037	3,000	3,175
5.50%, 07/15/2038	5,150	5,443
City of Houston TX Combined Utility System Revenue 4.00%, 11/15/2035	300	305
4.00%, 11/15/2036	300	304
5.00%, 11/15/2026	11,105	11,516
5.00%, 11/15/2027	9,575	10,107
5.00%, 11/15/2035	15,000	16,981
City of Houston TX Hotel Occupancy Tax & Special Revenue 5.00%, 09/01/2036	2,100	2,210
City of Mansfield TX 5.00%, 02/15/2034	485	553
5.00%, 02/15/2035	1,145	1,299
5.00%, 02/15/2036	695	785
5.00%, 02/15/2037	1,745	1,963
5.00%, 02/15/2038	1,900	2,123
5.00%, 02/15/2039	615	681
5.00%, 02/15/2040	970	1,069
5.00%, 02/15/2041	1,525	1,673
City of Odessa TX 4.00%, 03/01/2035	1,020	1,010
City of Plano TX 5.00%, 09/01/2034	1,950	1,970
City of San Antonio TX 3.00%, 08/01/2029	3,545	3,426
4.00%, 08/01/2033	1,185	1,229
City of San Antonio TX Airport System 5.00%, 07/01/2027	2,000	2,067
5.00%, 07/01/2028	1,750	1,822
City of San Antonio TX Electric & Gas Systems Revenue 1.13%, 12/01/2045 (1)	22,440	21,325
1.75%, 02/01/2049 (1)	4,000	3,922
2.00%, 02/01/2049 (1)	15,940	14,971
5.00%, 02/01/2030	1,000	1,044
5.25%, 02/01/2041	20,000	22,200
5.25%, 02/01/2049	4,860	5,316
City of Waco TX 4.00%, 02/01/2039	1,605	1,615
Clear Creek Independent School District 4.00%, 02/15/2032	10,250	10,259
5.00%, 02/15/2031	500	556
Clear Lake City Water Authority 3.00%, 03/01/2050	6,575	4,991
Clifton Higher Education Finance Corp. 3.00%, 08/15/2032	345	329
3.00%, 08/15/2033	260	246
3.00%, 08/15/2034	490	454
3.00%, 08/15/2035	680	615

The accompanying notes are an integral part of these financial statements.

341

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
3.00%, 08/15/2036	$330	$295
3.00%, 08/15/2038	380	331
3.00%, 08/15/2040	935	796
Club Municipal Management District No 1 5.10%, 09/01/2044 (5)	1,000	988
Collin County Community College District 4.00%, 08/15/2038	3,300	3,319
Collin County Municipal Utility District No 2 4.00%, 09/01/2043	525	502
Comal County Water Control & Improvement District No 6 4.00%, 09/01/2045	1,790	1,697
4.00%, 09/01/2048	2,085	1,956
5.25%, 09/01/2030	2,375	2,521
Comal Independent School District 1.63%, 02/01/2032	2,485	2,082
3.00%, 02/15/2038	1,430	1,316
3.00%, 02/01/2040	7,150	6,087
3.00%, 02/15/2041	2,500	2,191
5.00%, 02/15/2035	15,000	17,115
Como-Pickton Consolidated Independent School District 5.00%, 08/15/2037	310	344
Conroe Independent School District 5.00%, 02/15/2041	3,365	3,701
County of Collin TX 4.00%, 02/15/2037	1,105	1,131
County of Denton TX 3.00%, 07/15/2033	5,215	4,911
County of Ector TX 5.00%, 02/15/2050	3,675	3,904
County of El Paso TX 5.00%, 02/15/2029	1,500	1,571
5.00%, 02/15/2031	1,280	1,304
County of Harris TX
5.00%, 10/01/2027	5,000	5,279
5.00%, 08/15/2032	1,000	1,128
5.00%, 09/15/2034	750	857
5.00%, 09/15/2034	3,515	4,018
5.00%, 08/15/2041	8,500	8,638
County of Harris TX Toll Road Revenue 5.00%, 08/15/2039	7,275	8,083
5.00%, 08/15/2040	5,500	6,078
County of Lubbock TX 4.00%, 02/15/2040	3,385	3,387
5.00%, 02/15/2035	765	846
County of Tarrant TX 5.00%, 07/15/2037	945	1,031
5.00%, 07/15/2038	2,500	2,719
Crowley Independent School District 5.00%, 02/01/2040	4,650	5,077
Cypress-Fairbanks Independent School District 2.25%, 02/15/2043	2,000	1,387
3.00%, 02/15/2034	2,420	2,258
4.00%, 02/15/2033	575	596
5.00%, 02/15/2027	470	480
5.00%, 02/15/2038	3,470	3,852
5.00%, 02/15/2039	11,225	12,376
5.00%, 02/15/2040	13,055	14,342
Dallas College 5.00%, 02/15/2036	4,610	4,646
5.00%, 02/15/2037	2,250	2,266
Dallas Fort Worth International Airport 4.00%, 11/01/2034	1,930	1,966
4.00%, 11/01/2035	3,870	3,930
4.00%, 11/01/2046	3,950	3,849
5.00%, 11/01/2031	2,310	2,536
5.00%, 11/01/2032	1,500	1,688
5.00%, 11/01/2039	2,645	2,925
Dallas Independent School District 2.00%, 02/15/2042	3,900	2,613
4.00%, 02/15/2026	1,000	1,012
5.00%, 02/15/2041	13,295	14,556
Denton County Municipal Utility District No 6 3.25%, 09/01/2049	1,470	1,177
Denton Independent School District 0.00%, 08/15/2025	500	490
5.00%, 08/15/2040	2,780	3,055
5.00%, 08/15/2041	5,250	5,742
Dickinson Independent School District 3.50%, 08/01/2037 (1)	2,760	2,760
Eagle Mountain & Saginaw Independent School District 5.00%, 08/15/2032	800	903

The accompanying notes are an integral part of these financial statements.

342

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
5.00%, 08/15/2034	$1,225	$1,367
Edinburg Consolidated Independent School District 5.00%, 02/15/2035	1,235	1,255
El Paso County Hospital District 5.00%, 08/15/2028	1,140	1,162
5.00%, 08/15/2030	1,455	1,482
5.00%, 08/15/2031	1,600	1,628
5.00%, 08/15/2033	630	700
El Paso Housing Finance Corp. 4.50%, 03/01/2026 (1)	1,000	1,001
EP Essential Housing WF PFC 4.25%, 12/01/2034	8,000	7,949
Forney Independent School District 5.00%, 08/15/2034	2,540	2,788
5.00%, 08/15/2036	1,000	1,090
5.00%, 08/15/2038	610	675
5.00%, 08/15/2039	1,200	1,309
5.00%, 08/15/2040	1,200	1,304
Fort Bend County Municipal Utility District No 134B 6.00%, 03/01/2029	2,325	2,444
Fort Bend County Municipal Utility District No 184 4.00%, 04/01/2040	630	615
4.00%, 04/01/2041	660	638
Fort Bend County Municipal Utility District No 190 3.25%, 09/01/2049	2,135	1,711
Fort Bend Independent School District 0.72%, 08/01/2051 (1)	8,500	8,031
0.88%, 08/01/2050 (1)	2,670	2,628
4.00%, 08/01/2054 (1)	15,205	15,434
Fort Worth Independent School District 2.38%, 02/15/2033	775	680
5.00%, 02/15/2035	1,125	1,260
5.00%, 02/15/2036	560	625
5.00%, 02/15/2047	2,500	2,570
Frisco Independent School District 5.00%, 02/15/2038	1,000	1,115
5.00%, 02/15/2039	5,465	6,042
5.00%, 02/15/2040	2,870	3,153
Georgetown Independent School District 2.50%, 08/15/2035	3,000	2,531
Grand Parkway Transportation Corp. 5.00%, 10/01/2031	2,630	2,786
5.00%, 10/01/2033	1,205	1,272
5.00%, 10/01/2034	1,500	1,579
5.00%, 10/01/2037	2,000	2,093
5.00%, 10/01/2038	5,000	5,224
5.00%, 10/01/2052 (1)	16,195	16,981
5.85%, 10/01/2048	2,000	2,138
Guadalupe-Blanco River Authority 5.00%, 08/15/2037	760	823
6.00%, 08/15/2035	895	1,036
6.00%, 08/15/2036	760	878
Harlandale Independent School District 5.00%, 08/01/2030	1,305	1,349
Harris County Cultural Education Facilities Finance Corp. 0.90%, 05/15/2050 (1)	1,630	1,608
5.00%, 05/15/2029	3,655	3,907
5.00%, 07/01/2031	10,150	11,181
5.00%, 07/01/2033	5,870	6,587
5.00%, 07/01/2034	12,420	14,027
5.00%, 07/01/2039	2,500	2,756
5.00%, 07/01/2040	1,500	1,644
5.00%, 10/01/2051 (1)	12,000	13,305
5.00%, 07/01/2054 (1)	4,070	4,346
Harris County Flood Control District 4.00%, 10/01/2036	480	489
4.00%, 10/01/2037	4,400	4,468
5.00%, 10/01/2031	3,145	3,464
Harris County Municipal Utility District No 165 4.75%, 03/01/2033	1,525	1,614
Harris County Municipal Utility District No 171 5.00%, 12/01/2030	1,620	1,674
Harris County Municipal Utility District No 491 6.50%, 09/01/2030	1,005	1,103
Harris County-Houston Sports Authority 5.00%, 11/15/2029	1,480	1,597
5.00%, 11/15/2030	2,000	2,187
Harris-Waller Counties Municipal Utility District No 3 3.25%, 09/01/2049	1,875	1,504
3.50%, 09/01/2049	2,255	1,890

The accompanying notes are an integral part of these financial statements.

343

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
4.00%, 09/01/2037	$660	$660
4.00%, 09/01/2040	750	736
4.00%, 09/01/2041	825	807
4.00%, 09/01/2042	860	836
4.13%, 09/01/2043	855	841
Hays Consolidated Independent School District 5.00%, 02/15/2040	6,800	7,362
Henrietta Independent School District 5.00%, 06/15/2039	705	775
Hidalgo County Drain District No 1 3.13%, 09/01/2029	1,800	1,734
Housing Synergy PFC 5.00%, 02/01/2027 (1)	5,000	5,082
Houston Higher Education Finance Corp. 5.00%, 05/15/2034	5,000	5,737
Humble Independent School District 5.00%, 02/15/2043	10,000	10,240
Hutto Independent School District 5.00%, 08/01/2042	1,755	1,927
Irving Hospital Authority 5.00%, 10/15/2035	625	632
Irving Independent School District 5.00%, 02/15/2039	5,100	5,567
Lamar Consolidated Independent School District 5.00%, 02/15/2040	4,675	5,074
Leander Independent School District 5.00%, 08/15/2038	9,955	10,031
Leander Municipal Utility District No 2 4.00%, 08/15/2041	575	556
4.00%, 08/15/2042	605	581
4.13%, 08/15/2043	580	564
Lewisville Independent School District 3.13%, 08/15/2034	1,800	1,686
5.00%, 08/15/2042	15,000	16,403
Little Elm Independent School District 5.00%, 08/15/2040	1,755	1,944
Love Field Airport Modernization Corp. 4.00%, 11/01/2034	5,000	4,962
4.00%, 11/01/2035	5,000	4,978
4.00%, 11/01/2038	1,000	979
5.00%, 11/01/2030	1,080	1,090
5.00%, 11/01/2032	4,330	4,634
Lower Colorado River Authority 5.00%, 05/15/2025	1,190	1,198
5.00%, 05/15/2026	1,000	1,024
5.00%, 05/15/2030	1,635	1,776
5.00%, 05/15/2031	3,740	3,760
5.00%, 05/15/2032	705	782
5.00%, 05/15/2035	8,740	9,803
5.00%, 05/15/2036	1,425	1,504
5.00%, 05/15/2036	2,900	3,233
5.00%, 05/15/2039	3,250	3,529
5.00%, 05/15/2040	3,275	3,528
5.00%, 05/15/2040	5,250	5,523
Magnolia Independent School District 5.00%, 08/15/2037	1,450	1,598
5.00%, 08/15/2038	515	564
Mansfield Economic Development Corp. 5.00%, 08/01/2037	420	468
5.00%, 08/01/2038	440	488
5.00%, 08/01/2039	200	222
5.00%, 08/01/2040	305	336
5.00%, 08/01/2041	400	437
5.00%, 08/01/2042	410	445
5.00%, 08/01/2043	710	769
5.00%, 08/01/2044	745	801
5.00%, 08/01/2045	580	621
Matagorda County Navigation District No 1 2.60%, 11/01/2029	3,605	3,386
4.25%, 05/01/2030	5,500	5,610
Medina Valley Independent School District 5.00%, 02/15/2040	7,385	8,069
Mesquite Independent School District 5.00%, 08/15/2043	1,790	1,836
Midland Independent School District 4.00%, 02/15/2039	4,000	4,041
4.00%, 02/15/2040	2,450	2,463
Mission Economic Development Corp. 0.00%, 06/01/2048 (1)	4,750	4,763
4.00%, 06/01/2054 (1)	1,605	1,595
4.13%, 05/01/2046 (1)	7,500	7,500

The accompanying notes are an integral part of these financial statements.

344

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
Montgomery County Municipal Utility District No 138 6.00%, 03/01/2032	$345	$387
Montgomery County Municipal Utility District No 144 7.00%, 05/01/2030	1,335	1,507
Needville Independent School District 5.00%, 08/15/2025	1,175	1,188
New Caney Independent School District 5.00%, 02/15/2040	1,500	1,645
5.00%, 02/15/2041	1,350	1,474
New Hope Cultural Education Facilities Finance Corp. 4.00%, 08/15/2026 (5)	665	663
4.00%, 08/15/2028 (5)	1,075	1,067
4.00%, 08/15/2029 (5)	1,000	990
4.00%, 08/15/2031 (5)	1,210	1,185
4.00%, 08/15/2036 (5)	1,545	1,457
4.25%, 10/01/2026	750	749
5.00%, 08/15/2026	200	206
5.00%, 08/15/2027	375	392
5.00%, 08/15/2030	3,500	3,637
5.00%, 12/01/2049	775	731
Newark Higher Education Finance Corp. 5.00%, 04/01/2029	505	512
North East Independent School District 4.00%, 08/01/2032	13,400	13,425
4.00%, 08/01/2033	10,500	10,516
North East Texas Regional Mobility Authority 5.00%, 01/01/2036	1,185	1,198
North Texas Municipal Water District Water System Revenue 3.00%, 09/01/2032	2,525	2,442
North Texas Tollway Authority 0.00%, 01/01/2038	10,025	5,957
3.00%, 01/01/2038	4,000	3,587
5.00%, 01/01/2025	860	860
5.00%, 01/01/2027	6,100	6,329
5.00%, 01/01/2030	75	76
5.00%, 01/01/2031	105	106
5.00%, 01/01/2031	500	507
5.00%, 01/01/2031	1,100	1,156
5.00%, 01/01/2032	1,100	1,155
5.00%, 01/01/2032	5,355	5,958
5.00%, 01/01/2033	500	516
5.00%, 01/01/2033	1,250	1,310
5.00%, 01/01/2033	7,500	8,411
5.00%, 01/01/2034	1,400	1,464
5.00%, 01/01/2035	1,500	1,564
5.00%, 01/01/2035	4,145	4,677
5.00%, 01/01/2035	4,580	5,130
5.00%, 01/01/2036	550	557
5.00%, 01/01/2037	1,395	1,549
5.00%, 01/01/2038	1,095	1,095
5.00%, 01/01/2039	4,915	4,965
5.00%, 01/01/2045	10,005	10,005
5.25%, 01/01/2038	5,400	5,997
5.25%, 01/01/2042	1,355	1,508
Northlake Municipal Management District No 1 3.00%, 03/01/2035	545	504
3.00%, 03/01/2036	570	518
Northside Independent School District 0.70%, 06/01/2050 (1)	24,325	23,963
3.00%, 08/01/2053 (1)	18,020	17,879
Northwest Independent School District 5.00%, 02/15/2033	1,060	1,112
5.00%, 02/15/2040	4,315	4,689
Pearland Independent School District 5.25%, 02/15/2032	335	343
5.25%, 02/15/2032	1,665	1,699
Pecos Barstow Toyah Independent School District 5.00%, 02/15/2036	2,000	2,090
5.00%, 02/15/2037	1,300	1,356
5.00%, 02/15/2038	1,650	1,673
5.00%, 02/15/2039	2,445	2,477
5.00%, 02/15/2040	2,750	2,784
5.00%, 02/15/2041	5,735	5,802
5.00%, 02/15/2042	2,970	3,003

The accompanying notes are an integral part of these financial statements.

345

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
5.00%, 02/15/2043	$1,825	$1,845
Permanent University Fund—Texas A&M University System 5.00%, 07/01/2037	6,585	7,296
Permanent University Fund—University of Texas System 5.00%, 07/01/2029	235	241
Plano Independent School District 5.00%, 02/15/2033	2,600	2,916
5.00%, 02/15/2034	2,175	2,428
Port Authority of Houston of Harris County Texas 5.00%, 10/01/2040	4,150	4,501
Port of Beaumont Navigation District 1.88%, 01/01/2026 (5)	850	830
2.00%, 01/01/2027 (5)	550	526
2.13%, 01/01/2028 (5)	575	540
2.25%, 01/01/2029 (5)	820	755
2.50%, 01/01/2030 (5)	1,000	910
2.63%, 01/01/2031 (5)	800	718
Port of Port Arthur Navigation District 4.30%, 04/01/2040 (1)	7,490	7,490
4.30%, 04/01/2040 (1)	15,485	15,485
4.35%, 04/01/2040 (1)	41,365	41,365
Prosper Independent School District 3.00%, 02/15/2040	3,000	2,709
5.00%, 02/15/2040	10,000	10,020
5.00%, 02/15/2047	5,565	6,008
Richardson Independent School District 5.00%, 02/15/2042	1,545	1,674
Round Rock Independent School District 5.00%, 08/01/2036	220	222
Sabine-Neches Navigation District 5.25%, 02/15/2036	500	546
5.25%, 02/15/2038	650	706
5.25%, 02/15/2040	1,890	2,035
5.25%, 02/15/2042	1,500	1,605
San Antonio Independent School District 5.00%, 08/15/2039	3,500	3,836
5.00%, 08/15/2040	4,330	4,725
San Antonio Water System 5.00%, 05/15/2032	270	302
5.00%, 05/15/2033	1,500	1,531
5.00%, 05/15/2035	540	598
5.00%, 05/15/2035	4,985	5,010
5.00%, 05/15/2036	590	651
5.00%, 05/15/2036	7,400	7,581
Sienna Municipal Utility District No 6 3.00%, 09/01/2049	2,000	1,530
Spring Branch Independent School District 3.00%, 02/01/2032	1,985	1,909
State of Texas 3.00%, 08/01/2034	1,045	944
4.00%, 08/01/2028	2,215	2,185
4.00%, 08/01/2029	3,345	3,305
4.00%, 08/01/2031	8,850	8,664
5.00%, 08/01/2025	2,035	2,037
5.00%, 08/01/2026	1,000	1,001
5.00%, 10/01/2032	9,460	10,708
5.00%, 04/01/2033	1,315	1,341
5.00%, 10/01/2036	17,810	17,997
5.00%, 08/01/2040	1,650	1,661
Tarrant County College District 5.00%, 08/15/2038	5,000	5,504
5.00%, 08/15/2039	7,000	7,662
Tarrant County Cultural Education Facilities Finance Corp. 4.00%, 12/01/2034	2,500	2,518
4.00%, 10/01/2041	1,950	1,894
4.00%, 10/01/2042	1,385	1,340
5.00%, 07/01/2026	1,775	1,819
5.00%, 07/01/2037	18,225	19,161
5.00%, 10/01/2038	1,775	1,921
5.00%, 10/01/2039	1,650	1,780
5.00%, 11/15/2040	1,650	1,651
5.00%, 11/15/2052 (1)	3,100	3,343
5.00%, 07/01/2053 (1)	19,500	21,395
Tarrant County Hospital District 5.25%, 08/15/2034	3,200	3,600
Tarrant Regional Water District Water Supply System Revenue 5.00%, 03/01/2035	2,290	2,598

The accompanying notes are an integral part of these financial statements.

346

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
Texas A&M University 5.00%, 05/15/2035	$1,500	$1,675
Texas Department of Housing & Community Affairs 2.95%, 07/01/2036	1,550	1,340
3.50%, 03/01/2051	4,515	4,455
3.50%, 07/01/2052	10,170	9,987
3.90%, 07/01/2044	1,945	1,793
4.00%, 03/01/2050	975	978
5.13%, 01/01/2048	3,000	3,070
6.00%, 03/01/2053	5,685	6,154
6.00%, 03/01/2054	23,700	25,846
Texas Department of Transportation State Highway Fund 5.00%, 04/01/2025	5,000	5,022
Texas Municipal Gas Acquisition & Supply Corp. I 5.25%, 12/15/2025	3,000	3,037
6.25%, 12/15/2026	1,400	1,446
Texas Municipal Gas Acquisition & Supply Corp. II 3.74% (3 Month Term SOFR + 0.86%), 09/15/2027 (2)	34,640	34,667
Texas Municipal Gas Acquisition & Supply Corp. III 5.00%, 12/15/2027	4,500	4,643
5.00%, 12/15/2028	15,315	15,922
5.00%, 12/15/2032	4,430	4,711
Texas Municipal Gas Acquisition & Supply Corp. IV 5.50%, 01/01/2054 (1)	15,920	17,528
Texas Municipal Gas Acquisition & Supply Corp. V 5.00%, 01/01/2055 (1)	36,200	38,516
Texas Private Activity Bond Surface Transportation Corp. 4.00%, 12/31/2032	2,500	2,517
4.00%, 12/31/2033	2,040	2,045
4.00%, 06/30/2036	1,175	1,162
5.00%, 06/30/2034	790	842
5.00%, 12/31/2034	995	1,060
5.13%, 06/30/2035	815	871
5.13%, 12/31/2035	785	839
5.25%, 06/30/2036	865	927
5.25%, 12/31/2036	735	787
5.38%, 06/30/2037	475	510
5.38%, 06/30/2039	3,250	3,471
Texas Public Finance Authority 5.00%, 02/01/2028	2,300	2,430
5.25%, 05/01/2034	1,000	1,101
5.25%, 05/01/2036	750	819
5.25%, 05/01/2038	500	543
Texas State Technical College 5.25%, 08/01/2035	2,750	3,092
5.25%, 08/01/2036	2,675	2,997
Texas State University System 5.00%, 03/15/2027	2,790	2,910
5.00%, 03/15/2029	610	635
5.00%, 03/15/2032	1,325	1,370
5.00%, 03/15/2033	10,000	11,309
5.00%, 03/15/2040	2,725	3,017
Texas Transportation Commission 0.65%, 10/01/2041 (1)	15,145	14,474
Texas Transportation Commission State Highway 249 System 0.00%, 08/01/2034	1,060	710
0.00%, 08/01/2037	725	415
0.00%, 08/01/2038	800	434
0.00%, 08/01/2039	710	364
0.00%, 08/01/2040	1,500	726
Texas Water Development Board 3.00%, 10/15/2033	1,310	1,250
4.00%, 08/01/2035	2,640	2,721
4.00%, 10/15/2036	8,740	8,788
4.00%, 10/15/2045	5,000	4,849
4.60%, 10/15/2039	5,000	5,324
5.00%, 04/15/2028	1,500	1,594
5.00%, 10/15/2028	2,370	2,539
5.00%, 04/15/2029	2,000	2,159
5.00%, 10/15/2029	4,100	4,460
5.00%, 04/15/2030	2,000	2,192
5.00%, 10/15/2030	3,060	3,379
5.00%, 04/15/2032	1,420	1,539

The accompanying notes are an integral part of these financial statements.

347

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 11.41% – (continued)
5.00%, 04/15/2033	$1,000	$1,127
5.00%, 10/15/2033	3,420	3,847
5.00%, 10/15/2034	1,900	2,130
5.00%, 08/01/2040	950	1,047
5.00%, 10/15/2043	1,040	1,076
5.00%, 10/15/2047	1,425	1,517
Thrall Independent School District 5.25%, 02/15/2049	1,000	1,092
5.25%, 02/15/2054	1,640	1,781
5.50%, 02/15/2038	1,750	2,031
Tomball Independent School District 5.00%, 02/15/2041	4,000	4,151
Travis County Housing Finance Corp. 3.40%, 01/01/2059 (1)	5,000	4,998
Trinity River Authority 5.00%, 02/01/2039	1,550	1,691
University of Houston 5.00%, 02/15/2030	860	877
University of North Texas System 5.00%, 04/15/2032	210	236
5.00%, 04/15/2033	205	227
5.00%, 04/15/2034	280	309
5.00%, 04/15/2035	295	324
5.00%, 04/15/2036	280	307
5.00%, 04/15/2037	370	404
5.00%, 04/15/2038	425	460
5.00%, 04/15/2039	465	502
Uptown Development Authority 5.00%, 09/01/2033	715	721
Viridian Municipal Management District 4.00%, 12/01/2032	620	631
4.00%, 12/01/2033	760	769
4.00%, 12/01/2036	1,150	1,145
4.00%, 12/01/2037	1,150	1,139
6.25%, 12/01/2026	620	651
6.25%, 12/01/2027	300	321
6.25%, 12/01/2027	350	375
6.25%, 12/01/2028	340	372
6.25%, 12/01/2028	395	432
6.25%, 12/01/2030	680	774
Weatherford Independent School District 5.00%, 02/15/2040	2,550	2,555
Wichita Falls Independent School District 1.63%, 02/01/2032	3,150	2,680
Willis Independent School District 2.00%, 02/15/2037	1,755	1,335

Total Texas		1,818,911

Utah – 0.77%
Canyons School District 1.50%, 06/15/2034	3,545	2,719
1.50%, 06/15/2035	2,000	1,483
2.50%, 06/15/2030	1,965	1,834
Central Utah Water Conservancy District 4.00%, 10/01/2039	1,460	1,462
City of Salt Lake City UT Airport Revenue 5.00%, 07/01/2026	1,700	1,734
5.00%, 07/01/2026	3,000	3,059
5.00%, 07/01/2030	1,000	1,039
5.00%, 07/01/2032	5,000	5,183
5.25%, 07/01/2036	3,730	4,096
5.25%, 07/01/2037	2,250	2,462
5.25%, 07/01/2038	4,600	5,014
5.25%, 07/01/2039	2,850	3,089
5.25%, 07/01/2041	7,580	8,150
5.25%, 07/01/2042	7,555	8,095
5.25%, 07/01/2043	4,125	4,404
City of St George UT Electric Revenue 4.00%, 06/01/2032	1,270	1,274
County of Utah UT 5.00%, 05/15/2046	7,500	7,578
5.00%, 05/15/2060 (1)	510	521
Intermountain Power Agency 4.00%, 07/01/2036	1,860	1,912
5.00%, 07/01/2037	5,175	5,672

The accompanying notes are an integral part of these financial statements.

348

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 0.77% – (continued)
5.00%, 07/01/2040	$1,250	$1,381
5.00%, 07/01/2041	1,000	1,078
5.00%, 07/01/2041	8,075	8,793
5.00%, 07/01/2042	640	688
5.25%, 07/01/2044	8,285	9,099
Mida Mountain Village Public Infrastructure District 5.50%, 06/15/2039 (5)	2,125	2,154
Nebo School District 2.00%, 07/01/2032	2,510	2,119
Unified Fire Service Area 4.00%, 04/01/2032	2,265	2,229
Utah Charter School Finance Authority 4.00%, 04/15/2040	2,440	2,346
5.00%, 10/15/2046	1,000	1,005
Utah Housing Corp. 6.25%, 07/01/2055	4,795	5,326
Utah Infrastructure Agency 4.00%, 10/15/2031	750	747
4.00%, 10/15/2041	3,350	3,095
5.00%, 10/15/2027	1,070	1,100
5.25%, 10/15/2033	965	996
5.25%, 10/15/2035	1,335	1,442
5.25%, 10/15/2039	400	441
5.50%, 10/15/2033	2,865	3,177
Weber School District 2.50%, 06/15/2037	1,735	1,409
2.50%, 06/15/2038	2,000	1,597
2.63%, 06/15/2039	2,050	1,641

Total Utah		122,643

Vermont – 0.04%
Vermont Educational & Health Buildings Financing Agency 5.00%, 10/15/2027	1,000	999
5.00%, 10/15/2029	890	886
Vermont Housing Finance Agency 3.00%, 11/01/2051	1,591	1,538
Vermont Student Assistance Corp. 5.00%, 06/15/2025	800	804
5.00%, 06/15/2026	100	102
5.00%, 06/15/2026	500	508
5.00%, 06/15/2027	700	710
5.00%, 06/15/2030	1,000	1,038
5.00%, 06/15/2031	500	520

Total Vermont		7,105

Virgin Islands – 0.20%
Matching Fund Special Purpose Securitization Corp. 5.00%, 10/01/2026	5,995	6,123
5.00%, 10/01/2027	14,870	15,297
5.00%, 10/01/2028	4,145	4,290
5.00%, 10/01/2030	4,035	4,240
5.00%, 10/01/2039	2,580	2,633

Total Virgin Islands		32,583

Virginia – 1.58%
Albemarle County Economic Development Authority 5.00%, 06/01/2038	5,570	6,206
Arlington County Industrial Development Authority 5.00%, 01/01/2026	3,710	3,777
5.00%, 07/01/2027	905	945
5.00%, 07/01/2053 (1)	6,680	7,134
Chesapeake Bay Bridge & Tunnel District 5.00%, 07/01/2041	4,835	4,909
Chesapeake Economic Development Authority 3.65%, 02/01/2032 (1)	1,000	1,009
Chesapeake Redevelopment & Housing Authority 5.00%, 06/01/2026 (1)	5,260	5,291
City of Harrisonburg VA 1.75%, 07/15/2035	595	461
1.75%, 07/15/2036	4,000	3,024
City of Newport News VA Water Revenue 1.63%, 07/15/2034	2,980	2,324
County of Fairfax VA 4.00%, 10/01/2028	4,920	4,981
4.00%, 10/01/2038	2,660	2,738
Fairfax County Industrial Development Authority 4.00%, 05/15/2042	4,740	4,692
5.00%, 05/15/2032	10,000	11,217

The accompanying notes are an integral part of these financial statements.

349

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.58% – (continued)
Fairfax County Redevelopment & Housing Authority 5.00%, 01/01/2045 (1)	$1,645	$1,693
Gloucester County Economic Development Authority 4.25%, 09/01/2038 (1)	2,000	2,006
Halifax County Industrial Development Authority 3.80%, 12/01/2041 (1)	5,125	5,184
Hampton Roads Transportation Accountability Commission 5.00%, 07/01/2026	9,300	9,579
Isle Wight County Industrial Development Authority 5.25%, 07/01/2043	1,900	2,087
James City County Economic Development Authority 4.00%, 12/01/2029	235	234
5.00%, 02/01/2026 (1)	4,267	4,272
Louisa Industrial Development Authority 3.65%, 11/01/2035 (1)	1,100	1,110
Norfolk Redevelopment & Housing Authority 4.00%, 01/01/2025	220	220
Petersburg Redevelopment & Housing Authority 4.00%, 05/01/2045 (1)	11,500	11,628
Rockingham County Economic Development Authority
4.00%, 12/01/2029	1,045	1,052
4.00%, 12/01/2030	1,085	1,087
Salem Economic Development Authority 5.00%, 04/01/2030	710	743
5.00%, 04/01/2031	400	418
5.00%, 04/01/2032	700	729
5.00%, 04/01/2033	350	363
5.00%, 04/01/2034	925	958
Stafford County Economic Development Authority 4.00%, 06/15/2037	50	48
5.00%, 06/15/2030	150	153
5.00%, 06/15/2033	150	153
5.00%, 06/15/2034	500	508
Virginia College Building Authority 3.00%, 02/01/2036	1,320	1,199
3.00%, 02/01/2039	1,080	942
4.00%, 02/01/2034	1,235	1,247
4.00%, 06/01/2036	1,725	1,654
4.00%, 09/01/2036	6,500	6,581
4.00%, 09/01/2041	1,690	1,696
5.00%, 02/01/2026	1,000	1,022
5.00%, 02/01/2030	1,500	1,585
5.00%, 02/01/2034	1,000	1,085
5.00%, 02/01/2039	18,215	19,934
5.00%, 02/01/2040	5,750	6,322
5.25%, 02/01/2041	6,400	7,044
Virginia Commonwealth Transportation Board 4.00%, 05/15/2031	1,250	1,263
Virginia Housing Development Authority 3.63%, 07/01/2055 (1)	21,000	20,915
3.90%, 07/01/2055 (1)	11,110	11,116
Virginia Port Authority 5.00%, 07/01/2041	2,460	2,467
Virginia Public Building Authority 5.00%, 08/01/2029	4,570	4,622
5.00%, 08/01/2033	3,000	3,039
Virginia Public School Authority 5.00%, 08/01/2036	4,220	4,780
Virginia Small Business Financing Authority 4.00%, 01/01/2033	3,250	3,248
4.00%, 07/01/2033	1,160	1,156
4.00%, 01/01/2034	2,500	2,488
4.00%, 07/01/2034	1,785	1,772
4.00%, 01/01/2048	2,955	2,622
5.00%, 01/01/2026	750	761
5.00%, 01/01/2027	1,000	1,026
5.00%, 01/01/2033	4,000	4,202
5.00%, 07/01/2033	2,325	2,439
5.00%, 07/01/2034	2,160	2,261
5.00%, 07/01/2035	4,500	4,704
5.00%, 01/01/2036	2,500	2,606
5.00%, 07/01/2037	1,355	1,405
5.00%, 01/01/2038	2,000	2,071
5.00%, 07/01/2038	2,000	2,070
5.00%, 12/31/2047	1,500	1,548
Williamsburg Economic Development Authority 4.00%, 07/01/2043	4,000	3,901

The accompanying notes are an integral part of these financial statements.

350

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.58% – (continued)
Winchester Economic Development Authority 5.00%, 01/01/2029	$1,250	$1,333
5.00%, 01/01/2040	1,700	1,869
5.00%, 01/01/2043	3,250	3,521
York County Economic Development Authority 3.65%, 05/01/2033 (1)	3,650	3,682

Total Virginia		252,131

Washington – 2.95%
Auburn School District No 408 of King & Pierce Counties 5.00%, 12/01/2033	2,000	2,098
Central Puget Sound Regional Transit Authority 4.00%, 11/01/2040	7,500	7,599
5.00%, 11/01/2035	960	975
5.00%, 11/01/2041	9,760	9,960
City of Seattle WA Municipal Light & Power Revenue 4.00%, 07/01/2035	3,430	3,536
4.00%, 07/01/2041	2,360	2,372
5.00%, 04/01/2039	3,405	3,595
City of Tacoma WA Electric System Revenue 5.00%, 01/01/2039	675	694
Clark County Public Utility District No 1 Electric Revenue 5.00%, 01/01/2042	1,500	1,631
County of King WA Sewer Revenue 3.83% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040 (2)	13,060	12,931
4.00%, 07/01/2041	4,000	3,983
County of Pierce WA 2.60%, 07/01/2036	2,040	1,729
East Pierce Fire & Rescue 5.00%, 12/01/2029	635	679
5.00%, 12/01/2031	925	987
Energy Northwest 5.00%, 07/01/2034	6,890	7,522
5.00%, 07/01/2037	10,000	10,659
5.00%, 07/01/2039	10,400	11,632
5.00%, 07/01/2040	14,500	16,144
Franklin County School District No 1 Pasco 5.50%, 12/01/2040	8,125	9,281
King & Snohomish Counties School District No 417 Northshore 5.00%, 12/01/2026	2,575	2,674
5.00%, 12/01/2039	1,250	1,399
5.00%, 12/01/2040	1,380	1,533
5.00%, 12/01/2041	2,655	2,936
5.00%, 12/01/2042	2,245	2,473
King County Housing Authority 4.00%, 12/01/2026	430	435
4.00%, 06/01/2027	585	590
4.00%, 12/01/2027	400	405
4.00%, 11/01/2031	1,640	1,653
4.00%, 11/01/2032	1,705	1,730
5.00%, 11/01/2027	1,000	1,042
5.00%, 11/01/2028	1,430	1,498
5.00%, 11/01/2029	750	793
King County Public Hospital District No 1 5.00%, 12/01/2032	3,900	3,987
King County School District No 403 Renton 5.00%, 12/01/2038	2,410	2,652
King County School District No 414 Lake Washington 5.00%, 12/01/2035	1,600	1,687
5.00%, 12/01/2036	3,205	3,373
5.00%, 12/01/2037	1,425	1,496
5.00%, 12/01/2038	865	906
Pasco Public Facilities District Sales Tax Revenue 4.25%, 11/01/2054	1,400	1,367
Pierce & King Counties School District No 417 Fife 4.00%, 12/01/2038	2,000	2,016
4.00%, 12/01/2039	2,500	2,508
Pierce County School District No 403 Bethel 4.00%, 12/01/2038	6,500	6,555
Port of Seattle WA 5.00%, 05/01/2028	2,860	2,946
5.00%, 04/01/2030	2,000	2,001
5.00%, 08/01/2031	12,510	13,425
5.00%, 04/01/2033	3,205	3,335
5.00%, 05/01/2035	5,925	6,043
5.00%, 07/01/2035	2,550	2,743
5.00%, 04/01/2036	3,940	4,073
5.00%, 07/01/2036	3,500	3,765
5.00%, 08/01/2038	12,000	12,585

The accompanying notes are an integral part of these financial statements.

351

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.95% – (continued)
5.00%, 08/01/2039	$1,380	$1,445
5.00%, 08/01/2041	2,930	3,054
5.25%, 07/01/2039	5,000	5,440
5.50%, 08/01/2047	4,415	4,698
Port of Tacoma WA 5.00%, 12/01/2043	8,000	8,082
Seattle Housing Authority 1.00%, 06/01/2026	2,365	2,255
Skagit County Public Hospital District No 1 5.50%, 12/01/2040	500	539
5.50%, 12/01/2043	1,010	1,076
Snohomish County Public Utility District No 1 Electric System Revenue 5.00%, 12/01/2037	5,530	5,603
5.00%, 12/01/2040	3,500	3,539
Snohomish County School District No 15 Edmonds 5.00%, 12/01/2039	3,450	3,838
5.00%, 12/01/2040	5,000	5,538
5.00%, 12/01/2041	6,500	7,172
Snohomish County School District No 6 Mukilteo 3.00%, 12/01/2037	1,000	892
Spokane Public Facilities District 5.00%, 12/01/2038	1,175	1,198
State of Washington 4.00%, 07/01/2035	1,600	1,651
4.00%, 07/01/2035	3,700	3,819
5.00%, 08/01/2026	9,630	9,947
5.00%, 08/01/2027	235	242
5.00%, 08/01/2027	10,025	10,550
5.00%, 08/01/2028	235	242
5.00%, 08/01/2030	235	241
5.00%, 07/01/2032	5,655	6,393
5.00%, 02/01/2034	15,730	15,752
5.00%, 06/01/2034	660	698
5.00%, 08/01/2034	15,000	15,603
5.00%, 02/01/2035	9,500	9,513
5.00%, 08/01/2035	1,855	1,927
5.00%, 08/01/2037	2,500	2,554
5.00%, 08/01/2037	12,685	14,396
5.00%, 08/01/2038	4,535	4,629
5.00%, 02/01/2039	2,135	2,223
5.00%, 06/01/2039	2,000	2,091
5.00%, 08/01/2039	15,000	16,466
5.00%, 08/01/2040	1,980	2,215
5.00%, 02/01/2041	1,585	1,646
5.00%, 07/01/2042	6,750	7,390
5.00%, 08/01/2042	1,810	1,860
5.00%, 02/01/2047	2,650	2,825
5.00%, 08/01/2047	1,500	1,605
University of Washington 4.00%, 05/01/2048 (1)	10,000	10,145
5.00%, 12/01/2036	6,000	6,148
Vancouver Housing Authority 4.50%, 10/01/2042	500	497
4.50%, 10/01/2042	2,000	1,989
5.00%, 12/01/2042	3,035	3,071
Washington Health Care Facilities Authority 4.00%, 08/15/2041	1,100	1,046
5.00%, 07/01/2025	360	361
5.00%, 08/01/2028	1,005	1,065
5.00%, 07/01/2029	115	118
5.00%, 07/01/2030	410	420
5.00%, 08/01/2030	3,500	3,736
5.00%, 08/15/2030	1,000	1,028
5.00%, 08/15/2031	845	868
5.00%, 08/15/2032	480	492
5.00%, 07/01/2034	105	107
5.00%, 07/01/2042	2,415	2,432
5.00%, 08/01/2049 (1)	10,000	10,023
5.00%, 09/01/2050	500	518

The accompanying notes are an integral part of these financial statements.

352

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.95% – (continued)
Washington Higher Education Facilities Authority 4.00%, 01/01/2043	$1,765	$1,710
5.00%, 10/01/2029	1,855	1,884
5.00%, 10/01/2033	735	743
Washington State Convention Center Public Facilities District 3.00%, 07/01/2043	810	642
4.00%, 07/01/2031	13,860	13,991
Washington State Housing Finance Commission 0.00%, 03/20/2040 (1)	5,992	5,726
5.00%, 01/01/2025 (5)	375	375
5.00%, 01/01/2026 (5)	300	301
5.00%, 12/01/2026	350	361
5.00%, 06/01/2028	500	525
5.00%, 06/01/2029	500	533
5.00%, 06/01/2030	500	533
5.00%, 12/01/2030	500	535
6.25%, 06/01/2054	2,500	2,749

Total Washington		470,150

West Virginia – 0.20%
Ohio County Board of Education 3.00%, 06/01/2030	2,275	2,205
Parkersburg Municipal Building Commission 4.00%, 11/01/2039	320	312
4.25%, 11/01/2044	320	312
4.38%, 11/01/2054	710	679
State of West Virginia 5.00%, 12/01/2036	2,910	3,046
5.00%, 06/01/2041	1,330	1,393
West Virginia Economic Development Authority 3.38%, 03/01/2040 (1)	5,245	5,180
4.70%, 04/01/2036 (1)	2,450	2,469
West Virginia Hospital Finance Authority 5.00%, 01/01/2031	620	643
5.00%, 09/01/2039	3,125	3,186
5.00%, 01/01/2043	1,405	1,416
5.13%, 09/01/2042	3,500	3,773
West Virginia Housing Development Fund 2.90%, 11/01/2026	1,255	1,229
5.00%, 08/01/2027 (1)	3,170	3,271
West Virginia Lottery Excess Lottery Revenue 5.00%, 07/01/2032	940	962
West Virginia Parkways Authority 5.00%, 06/01/2037	2,000	2,091

Total West Virginia		32,167

Wisconsin – 1.42%
City of Madison WI 2.00%, 10/01/2025	7,690	7,579
City of Milwaukee WI 5.00%, 04/01/2028	1,000	1,049
5.00%, 04/01/2030	3,000	3,259
County of Marathon WI 2.00%, 02/01/2033	1,005	850
2.00%, 02/01/2033	1,380	1,167
2.00%, 02/01/2034	1,025	841
2.00%, 02/01/2034	1,330	1,091
2.00%, 02/01/2035	945	752
2.00%, 02/01/2035	1,355	1,079
2.00%, 02/01/2036	985	765
Hudson School District
2.25%, 03/01/2027	1,185	1,147
Marinette School District
1.75%, 03/01/2035	825	783
1.75%, 03/01/2035	2,055	1,552
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	589
Monroe School District
4.00%, 03/01/2041	1,485	1,490
5.00%, 03/01/2037	775	833
5.00%, 03/01/2038	700	748

The accompanying notes are an integral part of these financial statements.

353

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.42% – (continued)
New Glarus School District
3.00%, 04/01/2029	$500	$487
Public Finance Authority
3.00%, 04/01/2025 (5)	110	110
3.00%, 12/01/2026 (5)	1,000	952
4.00%, 06/15/2031 (5)	450	433
4.00%, 04/01/2032 (5)	1,720	1,694
4.00%, 07/15/2034 (5)	500	488
4.00%, 08/01/2035	5,830	5,609
4.00%, 07/15/2039 (5)	250	236
4.00%, 06/15/2042 (5)	750	660
4.00%, 06/01/2045	7,495	7,031
4.13%, 05/01/2026 (5)	270	267
5.00%, 10/01/2026 (5)	590	596
5.00%, 10/01/2027 (5)	610	620
5.00%, 12/01/2027	4,920	4,994
5.00%, 05/15/2028 (5)	200	201
5.00%, 10/01/2029 (5)	155	159
5.00%, 10/01/2034 (5)	1,000	1,014
5.00%, 12/01/2034 (5)	3,835	3,861
5.00%, 07/01/2035	5,000	5,263
5.00%, 07/01/2036	55	56
5.00%, 01/01/2037	500	524
5.00%, 01/01/2038	350	366
5.00%, 10/01/2039 (5)	600	601
5.00%, 03/01/2041	5,640	5,701
5.00%, 10/01/2043 (5)	360	354
5.00%, 10/01/2044	1,900	1,954
5.00%, 12/15/2044 (5)	690	690
5.00%, 03/01/2046	6,900	6,960
5.00%, 10/01/2048 (5)	380	364
5.00%, 10/01/2053 (5)	780	733
5.25%, 07/01/2028	2,290	2,291
5.25%, 05/15/2037 (5)	120	121
5.25%, 03/01/2042	2,190	2,240
5.25%, 05/15/2042 (5)	60	60
5.25%, 10/01/2043	1,265	1,255
5.25%, 05/15/2047 (5)	60	59
5.25%, 10/01/2048	2,105	2,049
5.25%, 05/15/2052 (5)	115	111
School District of Maple
4.00%, 10/15/2025	2,540	2,540
State of Wisconsin
5.00%, 05/01/2032	450	478
5.00%, 05/01/2034	2,400	2,464
5.00%, 05/01/2035	1,750	2,018
5.00%, 05/01/2043	6,000	6,638
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,386
4.00%, 04/01/2038	2,110	2,110
4.00%, 04/01/2048 (1)	9,700	9,700
5.00%, 04/01/2038	550	611
5.00%, 04/01/2040	1,125	1,234
5.00%, 04/01/2054 (1)	13,245	14,499
Waunakee Community School District
4.38%, 04/01/2044	4,000	4,025
Wisconsin Center District
0.00%, 12/15/2028	1,025	877
0.00%, 12/15/2030	550	435

The accompanying notes are an integral part of these financial statements.

354

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.42% – (continued)
0.00%, 12/15/2030	$1,045	$821
Wisconsin Health & Educational Facilities Authority
3.00%, 10/15/2038	1,790	1,523
3.00%, 10/15/2039	930	782
3.63%, 11/01/2029	800	789
4.00%, 02/15/2025	270	270
4.00%, 02/15/2026	510	511
4.00%, 02/15/2031	460	461
4.00%, 02/15/2033	550	551
4.00%, 11/01/2034	1,000	992
4.00%, 11/15/2043	3,630	3,482
4.20%, 08/15/2028	2,050	2,035
4.50%, 02/15/2054	1,660	1,588
5.00%, 04/01/2026	1,000	1,021
5.00%, 02/15/2027	300	302
5.00%, 04/01/2027	1,700	1,766
5.00%, 10/01/2027	580	606
5.00%, 04/01/2028	900	949
5.00%, 10/01/2028	700	742
5.00%, 11/01/2029	760	761
5.00%, 04/01/2030	1,670	1,767
5.00%, 02/15/2033	2,130	2,309
5.00%, 12/15/2033	1,450	1,530
5.00%, 11/15/2035	5,500	5,586
5.00%, 09/01/2036	400	418
5.00%, 08/15/2039	5,395	5,595
5.00%, 10/01/2041	640	673
5.00%, 08/15/2054 (1)	830	850
5.00%, 08/15/2054 (1)	1,770	1,891
5.00%, 08/15/2054 (1)	2,565	2,744
5.25%, 02/15/2035	4,890	5,349
5.50%, 02/15/2054	1,775	1,922
Wisconsin Housing & Economic Development Authority 5.00%, 12/01/2027 (1)	6,060	6,241
5.00%, 08/01/2058 (1)	1,145	1,171
Wisconsin Housing & Economic Development Authority Home Ownership Revenue 3.00%, 03/01/2052	1,100	1,072
3.25%, 09/01/2026	4,425	4,415
3.50%, 09/01/2031	5,000	4,945
3.50%, 09/01/2050	1,365	1,352
3.63%, 03/01/2034	3,605	3,519
4.25%, 09/01/2044	3,075	2,989
5.00%, 09/01/2039	3,100	3,313
6.00%, 03/01/2054	2,785	3,029
6.00%, 09/01/2054	4,960	5,345
6.00%, 03/01/2055	2,150	2,343
Wisconsin Housing & Economic Development Authority Housing Revenue 0.81%, 11/01/2052 (1)	335	331

Total Wisconsin		226,404

Wyoming – 0.04%
County of Campbell WY 3.63%, 07/15/2039	3,000	2,710
County of Laramie WY 4.00%, 05/01/2026	200	202
Wyoming Community Development Authority 3.00%, 06/01/2049	4,345	4,248

Total Wyoming		7,160

Total Municipal Bonds (Cost: $15,710,234)		15,618,685

The accompanying notes are an integral part of these financial statements.

355

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.08%
Money Market Funds – 1.07%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.42% (6)	170,807	$170,807

Total Money Market Funds (Cost: $170,807)		170,807

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
ANZ, London, 3.83% due 01/02/2025	$535	535
JP Morgan, New York, 3.83% due 01/02/2025	1,094	1,094
Royal Bank of Canada, Toronto, 3.83% due 01/02/2025	575	575

Total Time Deposits (Cost: $2,204)		2,204

Total Short-Term Investments (Cost: $173,011)		173,011

TOTAL INVESTMENTS IN SECURITIES – 98.99% (Cost: $15,883,245)		15,791,696

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.01%		160,358

TOTAL NET ASSETS – 100.00%		$15,952,054

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2024.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2024.

(3)	Security in default as of December 31, 2024. The value of these securities totals $1,011, which represents 0.01% of total net assets.

(4)	Non-income producing security.

(5)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $330,198, which represents 2.07% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(900)	U.S. Ultra 10 Year Note Future	Mar. 2025	$(101,435)	$(100,181)	$1,254

					$1,254

The accompanying notes are an integral part of these financial statements.

356

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

MUNICIPAL BONDS	Percentages of Net Assets
Education	4.77%
General Obligation	20.71
General Revenue	28.48
Healthcare	10.58
Housing	7.91
Transportation	15.66
Utilities	9.80

Total Municipal Bonds	97.91

SHORT-TERM INVESTMENTS	1.08

TOTAL INVESTMENTS IN SECURITIES	98.99
OTHER ASSETS IN EXCESS OF LIABILITIES	1.01

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

357

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.73%
Alabama – 2.20%
Black Belt Energy Gas District
4.00%, 06/01/2051 (1)	$2,500	$2,500
4.00%, 10/01/2052 (1)	1,075	1,075
4.00%, 10/01/2052 (1)	3,380	3,381
4.00%, 12/01/2052 (1)	1,500	1,486
4.00%, 04/01/2053 (1)	500	500
5.00%, 03/01/2055 (1)	6,075	6,447
5.00%, 05/01/2055 (1)	900	950
5.00%, 10/01/2055 (1)	4,515	4,761
5.25%, 12/01/2053 (1)	3,775	4,041
5.25%, 01/01/2054 (1)	4,160	4,408
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2025	1,515	1,531
5.00%, 10/01/2026	1,050	1,077
5.25%, 10/01/2040	1,000	1,101
5.25%, 10/01/2043	2,095	2,278
5.25%, 10/01/2045	100	108
5.25%, 10/01/2049	490	525
5.50%, 10/01/2053	2,450	2,656
Energy Southeast A Cooperative District
5.25%, 07/01/2054 (1)	1,050	1,133
5.50%, 11/01/2053 (1)	6,665	7,188
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,387
Homewood Educational Building Authority
5.00%, 10/01/2056	275	274
Hoover Industrial Development Board
5.75%, 10/01/2049	125	130
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028 (2)(3)	250	138
5.50%, 01/01/2043 (2)(3)	195	107
6.88%, 01/01/2043 (2)(3)	135	74
7.50%, 01/01/2047 (2)(3)	245	135
Jacksonville Public Educational Building Authority
5.00%, 08/01/2056	125	129
Mobile County Industrial Development Authority
4.75%, 12/01/2054	5,740	5,550
5.00%, 06/01/2054	3,980	4,036
Phenix City Industrial Development Board
4.13%, 05/15/2035	805	786
Prattville Industrial Development Board
5.30%, 09/01/2028	1,325	1,404
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	400	425
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051 (1)	5,815	5,784
5.00%, 11/01/2035	1,500	1,555
5.00%, 11/01/2055 (1)	1,600	1,701
5.50%, 01/01/2053 (1)	2,000	2,130
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (4)	7,860	7,953

Total Alabama		81,844

Alaska – 0.20%
Alaska Housing Finance Corp.
4.00%, 12/01/2048	480	481
6.00%, 06/01/2054	100	108

The accompanying notes are an integral part of these financial statements.

358

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alaska – 0.20% – (continued)
Alaska Industrial Development & Export Authority
5.00%, 01/01/2025	$3,300	$3,300
5.00%, 01/01/2030	1,415	1,419
5.00%, 01/01/2034	1,000	1,002
Northern Tobacco Securitization Corp.
0.00%, 06/01/2066	2,275	277
4.00%, 06/01/2050	765	749

Total Alaska		7,336

Arizona – 2.57%
Arizona Board of Regents
5.00%, 07/01/2054	800	859
Arizona Health Facilities Authority
4.08% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037 (5)	980	956
Arizona Industrial Development Authority
0.00%, 05/20/2033 (1)	5,464	203
3.63%, 05/20/2033	1,493	1,414
3.95%, 02/01/2048 (1)	4,170	4,170
3.95%, 02/01/2048 (1)	6,835	6,835
4.00%, 07/15/2030 (4)	230	225
4.00%, 11/01/2037	100	100
4.00%, 07/15/2040 (4)	990	925
4.00%, 07/15/2041 (4)	265	238
4.00%, 12/15/2041 (4)	850	759
4.00%, 07/01/2042	100	88
4.00%, 07/15/2050 (4)	1,610	1,381
4.00%, 07/01/2051	1,925	1,677
4.00%, 07/15/2051 (4)	500	414
4.00%, 12/15/2051 (4)	1,150	935
4.00%, 07/15/2056 (4)	475	383
4.50%, 07/15/2029 (4)	3,250	3,129
5.00%, 07/01/2032	425	447
5.00%, 07/01/2037 (4)	150	152
5.00%, 07/01/2039 (4)	100	100
5.00%, 07/15/2039	190	191
5.00%, 07/15/2040 (4)	505	513
5.00%, 07/15/2040 (4)	1,300	1,303
5.00%, 07/01/2047 (4)	225	224
5.00%, 07/01/2049 (4)	100	95
5.00%, 07/01/2049 (4)	945	888
5.00%, 07/15/2049	1,565	1,503
5.00%, 07/15/2050 (4)	2,665	2,552
5.00%, 07/01/2051 (4)	255	251
5.00%, 07/01/2054 (4)	500	479
5.00%, 07/01/2054 (4)	1,000	937
5.00%, 07/01/2057	1,250	1,245
5.25%, 07/01/2037 (4)	205	207
5.38%, 07/01/2050 (4)	510	512
5.50%, 07/01/2038 (4)	945	960
5.50%, 07/01/2052 (4)	3,535	3,530
5.75%, 07/15/2048 (4)	250	254
Chandler Industrial Development Authority
5.00%, 09/01/2052 (1)	1,900	1,937
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,910
Glendale Industrial Development Authority
4.00%, 07/01/2028	245	238
5.00%, 07/01/2033	435	436

The accompanying notes are an integral part of these financial statements.

359

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 2.57% – (continued)
5.00%, 07/01/2038	$1,070	$1,053
5.00%, 07/01/2048	915	833
Industrial Development Authority of the City of Phoenix Arizona
4.25%, 12/01/2035 (1)	5,485	5,485
5.00%, 07/01/2030	700	722
5.00%, 07/01/2035 (4)	375	376
5.00%, 07/01/2035 (4)	970	973
5.00%, 07/01/2037	4,750	4,832
5.00%, 07/01/2044	85	86
5.00%, 07/01/2045 (4)	150	150
5.00%, 07/01/2045 (4)	290	289
5.00%, 07/01/2049	1,390	1,394
5.00%, 07/01/2059	145	144
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041 (4)	2,380	2,103
4.00%, 06/15/2051 (4)	1,215	989
4.00%, 06/15/2057 (4)	1,245	989
5.00%, 06/15/2049 (4)	125	120
7.00%, 11/15/2057 (4)	250	270
Maricopa County Industrial Development Authority
3.50%, 07/01/2044 (4)	520	417
4.00%, 07/01/2029 (4)	295	291
4.00%, 10/15/2047 (4)	4,980	4,332
4.00%, 07/01/2050	100	87
4.00%, 07/01/2056 (4)	1,350	1,101
4.25%, 07/01/2044	800	727
5.00%, 07/01/2036 (4)	150	151
5.00%, 07/01/2049 (4)	150	147
5.00%, 07/01/2054 (4)	1,000	971
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040	400	357
3.60%, 04/01/2040	1,000	893
4.50%, 08/01/2042	220	216
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2047	1,000	1,075
5.25%, 01/01/2053	1,000	1,093
Salt Verde Financial Corp.
5.00%, 12/01/2032	1,730	1,839
5.00%, 12/01/2037	5,545	5,976
Sierra Vista Industrial Development Authority
5.00%, 06/15/2044 (4)	2,220	2,210
5.00%, 06/15/2054 (4)	1,095	1,062
5.00%, 06/15/2059 (4)	2,075	1,993
5.00%, 06/15/2064 (4)	900	856
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	1,094
4.00%, 12/01/2046	1,170	987
5.00%, 12/01/2050	500	484
5.00%, 12/01/2054	750	720

Total Arizona		95,442

Arkansas – 0.72%
Arkansas Development Finance Authority
4.50%, 09/01/2049 (4)	7,390	7,124
4.75%, 09/01/2049 (4)	2,840	2,761
5.00%, 09/01/2027	1,000	1,036
5.45%, 09/01/2052	4,305	4,438
5.70%, 05/01/2053	600	628

The accompanying notes are an integral part of these financial statements.

360

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arkansas – 0.72% – (continued)
6.88%, 07/01/2048 (4)	$2,500	$2,740
7.38%, 07/01/2048 (4)	2,500	2,771
City of Osceola AR
5.50%, 04/01/2036 (1)	5,125	5,135

Total Arkansas		26,633

California – 8.87%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,544
5.00%, 10/01/2037	2,000	2,034
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	2,000	1,998
5.00%, 12/01/2053 (1)	5,995	6,268
5.00%, 05/01/2054 (1)	500	532
5.00%, 01/01/2055 (1)	1,085	1,144
5.00%, 02/01/2055 (1)	2,835	3,022
5.00%, 02/01/2055 (1)	8,310	8,870
5.00%, 08/01/2055 (1)	950	1,007
5.00%, 11/01/2055 (1)	2,000	2,105
5.25%, 11/01/2054 (1)	450	477
5.50%, 10/01/2054 (1)	2,960	3,221
California Community Housing Agency
3.00%, 08/01/2056 (4)	200	143
4.00%, 08/01/2046 (4)	920	771
4.00%, 08/01/2047 (4)	3,500	2,724
4.00%, 02/01/2050 (4)	980	748
4.00%, 08/01/2050 (4)	3,350	2,614
4.00%, 08/01/2051 (4)	1,000	479
4.00%, 02/01/2056 (4)	8,290	6,649
4.00%, 02/01/2056 (4)	13,075	8,568
5.00%, 08/01/2049 (4)	7,540	6,970
California Educational Facilities Authority
5.00%, 12/01/2035	1,000	1,032
5.00%, 05/01/2045	1,000	1,197
5.25%, 10/01/2044	1,000	1,048
5.50%, 10/01/2053	1,130	1,181
California Health Facilities Financing Authority
3.00%, 08/15/2051	1,385	1,107
5.00%, 12/01/2028	500	532
5.00%, 12/01/2039	520	555
5.25%, 11/15/2058	255	263
California Housing Finance Agency
3.25%, 08/20/2036	4,472	4,135
3.50%, 11/20/2035	1,744	1,661
4.00%, 03/20/2033	3,055	3,052
4.25%, 01/15/2035	1,397	1,424
4.38%, 09/20/2036	988	1,010
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,308
5.00%, 11/01/2047	155	166
5.00%, 01/01/2056 (4)	710	695
5.00%, 11/01/2057	1,380	1,456
California Municipal Finance Authority
3.00%, 10/01/2049	100	75
3.00%, 05/15/2054	405	306
3.88%, 03/01/2054 (1)	150	149
4.00%, 11/15/2027	200	198
4.00%, 07/15/2029	5,150	5,072

The accompanying notes are an integral part of these financial statements.

361

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.87% – (continued)
4.00%, 08/15/2037	$1,560	$1,543
4.00%, 10/01/2038	1,000	967
4.00%, 10/01/2039	1,495	1,434
4.00%, 09/01/2041	550	524
4.00%, 08/15/2042	1,635	1,574
4.00%, 12/31/2047	1,470	1,347
4.00%, 03/01/2050	250	206
4.00%, 02/01/2051	2,250	2,130
4.00%, 11/15/2056	875	700
4.15%, 07/01/2051 (1)	2,270	2,269
4.38%, 09/01/2053 (1)	100	102
5.00%, 10/01/2026	300	307
5.00%, 07/01/2027	300	310
5.00%, 06/30/2029	335	346
5.00%, 07/01/2032	1,055	1,083
5.00%, 04/01/2035	1,235	1,227
5.00%, 05/15/2036	2,680	2,795
5.00%, 10/01/2039 (4)	1,115	1,116
5.00%, 11/01/2039 (4)	195	188
5.00%, 12/31/2043	18,430	18,599
5.00%, 06/01/2046	150	150
5.00%, 11/01/2046 (4)	1,500	1,480
5.00%, 06/01/2048	1,000	1,004
5.00%, 05/15/2049	1,205	1,232
5.00%, 10/01/2049 (4)	515	490
5.00%, 05/15/2052	170	173
5.00%, 09/01/2054	135	139
5.00%, 10/01/2057 (4)	1,000	932
5.13%, 09/01/2059	110	114
5.25%, 11/01/2052	2,165	2,309
5.25%, 06/01/2053	2,655	2,864
5.88%, 05/01/2059 (4)	15	15
California Pollution Control Financing Authority
4.05%, 07/01/2043 (1)(4)	450	450
5.00%, 07/01/2037 (4)	5,000	5,010
California Public Finance Authority
2.38%, 11/15/2028 (4)	460	449
5.00%, 11/15/2036 (4)	250	251
5.00%, 11/15/2046 (4)	225	212
5.00%, 10/15/2047	3,075	3,090
5.00%, 11/15/2051 (4)	100	92
5.00%, 11/15/2056 (4)	210	189
6.38%, 06/01/2059 (4)	1,305	1,243
6.50%, 06/01/2054 (4)	2,600	2,541
California School Finance Authority
4.00%, 06/01/2061 (4)	1,000	708
5.00%, 07/01/2025 (4)	375	376
5.00%, 06/01/2029 (4)	250	251
5.00%, 06/01/2030 (4)	310	315
5.00%, 07/01/2037 (4)	215	220
5.00%, 10/01/2042 (4)	500	509
5.00%, 07/01/2047 (4)	500	501
5.00%, 07/01/2047 (4)	1,235	1,248
5.00%, 07/01/2052 (4)	1,340	1,338
5.13%, 06/01/2047 (4)	250	245
6.38%, 07/01/2046 (4)	1,000	1,016
California State Public Works Board
5.00%, 04/01/2049	500	547

The accompanying notes are an integral part of these financial statements.

362

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.87% – (continued)
California Statewide Communities Development Authority
3.00%, 04/01/2051	$550	$407
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	73
4.00%, 04/01/2038	2,400	2,345
4.00%, 09/02/2041	110	104
4.00%, 09/02/2041	110	105
4.00%, 09/02/2041	135	123
4.00%, 09/02/2051	1,070	950
4.00%, 09/02/2051	1,315	1,128
4.00%, 09/02/2051	1,340	1,191
4.31%, 07/01/2032	220	202
5.00%, 12/01/2027 (4)	205	209
5.00%, 11/01/2032 (4)	1,135	1,156
5.00%, 01/01/2038	750	782
5.00%, 09/02/2039	745	766
5.00%, 05/15/2040	1,000	1,013
5.00%, 11/01/2041 (4)	1,375	1,379
5.00%, 09/02/2042	1,595	1,661
5.00%, 01/01/2043	1,000	1,032
5.00%, 09/02/2044	700	716
5.00%, 09/02/2044	1,000	1,035
5.00%, 09/02/2044	1,350	1,389
5.00%, 12/01/2046 (4)	270	272
5.00%, 01/01/2048	2,840	2,921
5.00%, 09/02/2049	35	36
5.00%, 09/02/2049	700	712
5.00%, 09/02/2049	1,000	1,028
5.00%, 09/02/2052	2,320	2,369
5.25%, 12/01/2044	605	605
5.25%, 12/01/2048 (4)	800	817
5.25%, 12/01/2056 (4)	14,095	14,162
5.50%, 12/01/2054	5,225	5,226
5.50%, 12/01/2058 (4)	8,575	8,815
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032 (4)	345	341
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041 (4)	1,600	1,495
4.00%, 09/01/2051 (4)	340	293
5.75%, 09/01/2053 (4)	95	103
5.75%, 09/01/2053 (4)	1,550	1,674
City of Fontana CA
5.00%, 09/01/2033	540	579
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,888
5.00%, 05/15/2051	1,000	1,031
5.50%, 05/15/2047	2,725	2,930
City of Palm Desert CA
4.00%, 09/01/2041	1,225	1,148
4.00%, 09/01/2051	750	651

The accompanying notes are an integral part of these financial statements.

363

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.87% – (continued)
City of Rancho Cordova CA
5.00%, 09/01/2049	$700	$724
5.00%, 09/01/2049	1,000	1,037
City of Sacramento CA
5.00%, 09/01/2049	1,500	1,517
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	506
CMFA Special Finance Agency
4.00%, 08/01/2045 (4)	1,205	1,025
4.00%, 12/01/2045 (4)	650	519
CMFA Special Finance Agency VII
4.00%, 08/01/2047 (4)	3,605	3,013
CMFA Special Finance Agency XII
3.25%, 02/01/2057 (4)	1,500	1,088
4.38%, 08/01/2049 (4)	1,980	1,617
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	155
CSCDA Community Improvement Authority
2.65%, 12/01/2046 (4)	310	237
2.80%, 03/01/2047 (4)	150	110
2.88%, 08/01/2041 (4)	100	90
3.00%, 07/01/2045 (4)	2,000	1,570
3.00%, 06/01/2047 (4)	500	342
3.00%, 06/01/2048 (4)	100	71
3.00%, 12/01/2056 (4)	750	518
3.10%, 07/01/2045 (4)	250	210
3.13%, 07/01/2056 (4)	7,600	5,090
3.13%, 08/01/2056 (4)	1,530	1,118
3.13%, 06/01/2057 (4)	1,850	1,082
3.38%, 07/01/2043 (4)	300	242
4.00%, 10/01/2046 (4)	1,275	998
4.00%, 07/01/2056 (4)	2,500	1,985
4.00%, 07/01/2056 (4)	5,737	4,420
4.00%, 08/01/2056 (4)	4,130	3,611
4.00%, 09/01/2056 (4)	1,015	772
4.00%, 10/01/2056 (4)	6,210	4,906
4.00%, 12/01/2056 (4)	5,695	4,286
4.00%, 02/01/2057 (4)	1,500	1,117
4.00%, 04/01/2057 (4)	800	569
4.00%, 05/01/2057 (4)	250	174
5.00%, 07/01/2051 (4)	165	156
East County Advanced Water Purification Joint Powers Authority
3.13%, 09/01/2026	2,000	1,999
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,300	9,158
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035 (1)(4)	4,928	299
2.75%, 11/25/2035 (4)	244	211
3.35%, 11/25/2033	2,295	2,105
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	72,925	7,714
5.00%, 06/01/2051	290	301
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061 (4)	3,500	3,118
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,370
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2036	3,000	1,356

The accompanying notes are an integral part of these financial statements.

364

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.87% – (continued)
Irvine Unified School District
5.00%, 03/01/2057	$795	$805
Lodi Unified School District
3.00%, 08/01/2046	500	411
Los Angeles Housing Authority
6.00%, 12/01/2062 (4)	1,335	1,285
Morongo Band of Mission Indians
5.00%, 10/01/2042 (4)	115	117
Northern California Gas Authority No 1
3.97% (3 Month Term SOFR + 0.72%), 07/01/2027 (5)	260	260
Orange County Community Facilities District
5.00%, 08/15/2037	250	266
5.00%, 08/15/2038	260	279
5.25%, 08/15/2045	975	980
Pasadena Public Financing Authority
0.00%, 06/01/2042	215	103
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	5,000	5,382
River Islands Public Financing Authority
4.00%, 09/01/2041	605	576
5.00%, 09/01/2048	500	506
5.00%, 09/01/2048	750	763
5.00%, 09/01/2054	735	745
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	547
Riverside County Transportation Commission
3.00%, 06/01/2049	250	198
4.00%, 06/01/2046	5,250	5,162
4.00%, 06/01/2047	1,000	975
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	957
4.00%, 07/01/2056	1,000	952
5.00%, 07/01/2048	100	104
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2026	1,375	1,402
5.25%, 05/01/2049	200	213
San Francisco City & County Public Utilities Commission Power Revenue
5.00%, 11/01/2053	1,000	1,074
San Francisco Community College District
3.00%, 06/15/2045	100	81
Southern California Public Power Authority
5.00%, 04/01/2055 (1)	345	364
State of California
3.00%, 11/01/2040	500	443
Tejon Ranch Public Facilities Finance Authority
5.00%, 09/01/2054	155	160
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	259
5.00%, 10/01/2034	250	258
5.00%, 10/01/2035	240	247
5.00%, 10/01/2038	600	611
West Contra Costa Unified School District
5.00%, 08/01/2054	550	595
West Sacramento Financing Authority
5.00%, 09/01/2034	135	149

Total California		329,804

The accompanying notes are an integral part of these financial statements.

365

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.61%
2000 Holly Metropolitan District
5.00%, 12/01/2050	$910	$890
9th Avenue Metropolitan District No 2
5.00%, 12/01/2048	1,562	1,565
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,715	2,298
5.50%, 12/01/2044 (4)	2,000	2,001
5.75%, 12/01/2054 (4)	650	652
Amber Creek Metropolitan District
5.00%, 12/01/2037	693	641
5.13%, 12/01/2047	1,550	1,390
Arista Metropolitan District
8.25%, 12/15/2039	500	517
Arkansas River Power Authority
5.00%, 10/01/2033	500	511
5.00%, 10/01/2043	225	227
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	491
5.00%, 12/01/2050	1,000	936
Aviation Station North Metropolitan District No 2
5.00%, 12/01/2048	500	482
Belford North Metropolitan District
5.50%, 12/01/2050	1,100	995
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	3,490	3,493
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045	2,000	1,628
5.00%, 12/15/2052	1,665	1,783
5.00%, 09/15/2054	2,000	2,156
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	516
5.00%, 12/01/2050	3,110	3,054
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040 (4)	2,255	2,189
5.00%, 12/01/2049 (4)	730	695
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	497
Canyons Metropolitan District No 5
6.50%, 12/01/2054	2,300	2,377
Cascade Ridge Metropolitan District
5.00%, 12/01/2051	500	439
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,030	938
5.00%, 12/01/2051	500	418
City & County of Denver CO
5.00%, 10/01/2032	4,175	4,177
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	344
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	340
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,309	1,007
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	500	485
5.00%, 12/01/2050	3,000	2,883
Colorado Educational & Cultural Facilities Authority
5.75%, 04/01/2059 (4)	675	691
5.80%, 04/01/2054 (4)	1,345	1,386

The accompanying notes are an integral part of these financial statements.

366

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.61% – (continued)
Colorado Health Facilities Authority
3.25%, 08/01/2049	$670	$520
4.00%, 05/15/2031	40	39
4.00%, 05/15/2032	50	49
4.00%, 05/15/2033	55	54
4.00%, 05/15/2034	55	54
4.00%, 05/15/2035	55	54
4.00%, 05/15/2036	60	58
4.00%, 11/01/2039	3,775	3,678
4.00%, 12/01/2040	250	236
4.00%, 05/15/2041	100	92
4.00%, 01/01/2042	600	536
4.00%, 05/15/2048	150	129
4.00%, 09/01/2050	375	398
5.00%, 01/01/2037	100	100
5.00%, 01/01/2038	400	406
5.00%, 05/15/2054	850	893
5.25%, 05/15/2028	500	510
5.75%, 12/01/2035 (4)	100	71
6.13%, 12/01/2045 (4)	875	566
6.25%, 12/01/2050 (4)	485	316
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,330
5.00%, 12/31/2051	5,000	4,979
5.00%, 12/31/2056	5,760	5,701
Colorado Housing & Finance Authority
3.00%, 05/01/2051	1,320	1,290
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,094
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	467
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	1,260	1,248
5.00%, 12/01/2049	1,500	1,423
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	500
Creekwalk Marketplace Business Improvement District
6.00%, 12/01/2054	3,000	2,960
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,038
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	2,393	2,394
5.63%, 12/01/2048	2,130	2,075
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,801
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	614
Denver Urban Renewal Authority
5.25%, 12/01/2039 (4)	900	906
DIATC Metropolitan District
3.25%, 12/01/2029 (4)	295	277
5.00%, 12/01/2039 (4)	500	496
E-470 Public Highway Authority
3.74% (SOFR + 0.75%), 09/01/2039 (5)	900	900
5.00%, 09/01/2040	105	117
Elbert & Highway 86 Commercial Metropolitan District
5.00%, 12/01/2051 (4)	2,000	1,857

The accompanying notes are an integral part of these financial statements.

367

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.61% – (continued)
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	$500	$485
Fitzsimons Village Metropolitan District No 3
4.25%, 12/01/2055	1,250	1,055
Gold Hill North Business Improvement District
5.60%, 12/01/2054 (4)	1,000	992
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044 (4)	500	488
Great Western Metropolitan District
4.75%, 12/01/2050	623	566
Greenways Metropolitan District No 1
4.63%, 12/01/2051	500	364
Highlands Metropolitan District No 1
4.00%, 12/01/2031	175	163
5.00%, 12/01/2041	550	522
Hogback Metropolitan District
5.00%, 12/01/2041	725	675
5.00%, 12/01/2051	1,050	936
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,100	1,048
Independence Metropolitan District No 3
7.13%, 12/15/2054	564	550
Jacoby Farm Metropolitan District
5.00%, 12/15/2046 (4)	500	469
Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050	665	672
Kinston Metropolitan District No 5
5.13%, 12/01/2050	500	487
Lambertson Farms Metropolitan District No 1
6.25%, 12/20/2054 (4)	500	497
Longs Peak Metropolitan District
5.25%, 12/01/2051 (4)	500	500
Mead Place Metropolitan District No 4
0.00%, 12/01/2054 (4)	2,200	1,568
Mineral Business Improvement District
5.75%, 12/01/2054 (4)	780	789
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	700
5.00%, 12/01/2049	1,750	1,753
Newlin Crossing Metropolitan District
5.38%, 12/01/2054 (4)	500	504
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	461
North Holly Metropolitan District
5.50%, 12/01/2048	1,510	1,513
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	1,002
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,313	2,260
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	461
Park Creek Metropolitan District
5.00%, 12/01/2027	50	51
Peak Metropolitan District No 1
5.00%, 12/01/2041 (4)	1,000	924
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	454
4.00%, 12/01/2051	2,650	2,263

The accompanying notes are an integral part of these financial statements.

368

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.61% – (continued)
Public Authority for Colorado Energy
6.25%, 11/15/2028	$345	$362
6.50%, 11/15/2038	790	944
Pueblo Urban Renewal Authority
0.00%, 12/01/2025 (4)	250	238
4.75%, 12/01/2045 (4)	2,390	2,060
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	660
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	1,250	1,193
4.00%, 12/01/2051	5,560	4,696
Regional Transportation District
3.00%, 07/15/2037	1,150	1,015
4.00%, 07/15/2038	1,150	1,133
Reunion Metropolitan District
3.63%, 12/01/2044	703	529
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,730	1,673
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,650
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031 (4)	500	482
Sabell Metropolitan District
5.00%, 12/01/2050 (4)	555	554
Sky Dance Metropolitan District No 2
6.00%, 12/01/2054	500	503
8.50%, 12/15/2054	500	501
Southglenn Metropolitan District
5.00%, 12/01/2036	810	810
5.00%, 12/01/2046	2,721	2,591
Southlands Metropolitan District No 1
5.00%, 12/01/2047	1,000	999
St Vrain Lakes Metropolitan District No 4
0.00%, 09/20/2054 (4)	2,500	1,814
State of Colorado
6.00%, 12/15/2041	6,125	7,138
STC Metropolitan District No 2
4.00%, 12/01/2029	1,305	1,286
5.00%, 12/01/2038	1,065	1,049
5.00%, 12/01/2049	500	477
Sterling Ranch Community Authority Board
5.63%, 12/01/2043	2,364	2,442
5.75%, 12/01/2054 (4)	2,500	2,530
8.25%, 12/15/2054 (4)	525	524
8.75%, 12/15/2054	500	508
Sunset Parks Metropolitan District
5.13%, 12/01/2054 (4)	1,910	1,916
Talon Pointe Metropolitan District
5.25%, 12/01/2051	1,000	740
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	580	564
Tree Farm Metropolitan District
4.50%, 12/01/2041 (4)	500	456
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	387
Velocity Metropolitan District No 3
5.50%, 12/01/2048	3,500	3,365

The accompanying notes are an integral part of these financial statements.

369

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 4.61% – (continued)
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	$500	$488
Waterview II Metropolitan District
4.50%, 12/01/2031	525	520
Waterview North Metropolitan District No 1
5.75%, 12/01/2054 (4)	630	628
Westcreek Metropolitan District No 2
5.38%, 12/01/2048	500	501
Willow Bend Metropolitan District
5.00%, 12/01/2039	597	584
5.00%, 12/01/2049	1,500	1,409
Willow Springs Metropolitan District
6.50%, 10/15/2054 (4)	500	502
Windler Public Improvement Authority
4.13%, 12/01/2051	4,000	3,123

Total Colorado		171,034

Connecticut – 0.83%
Connecticut Housing Finance Authority
4.75%, 11/15/2049	1,750	1,771
4.80%, 11/15/2054	1,500	1,518
6.00%, 11/15/2054	35	38
6.00%, 11/15/2054	300	329
Connecticut State Health & Educational Facilities Authority
3.60%, 07/01/2042 (1)	5,400	5,400
4.00%, 07/01/2030	400	390
4.00%, 07/01/2041	275	248
4.00%, 07/01/2044	1,110	874
4.00%, 07/01/2045	250	244
4.00%, 07/01/2049	3,730	2,850
4.00%, 07/01/2051	250	206
5.00%, 07/01/2031	1,080	1,087
5.00%, 07/01/2032	280	282
5.00%, 07/01/2033	175	176
5.00%, 07/01/2034	125	126
5.00%, 12/01/2035	250	252
5.00%, 07/01/2043	2,445	2,382
5.00%, 09/01/2046 (4)	1,000	962
5.00%, 09/01/2053 (4)	110	102
5.38%, 07/01/2054	1,750	1,747
Connecticut State Higher Education Supplement Loan Authority
4.13%, 11/15/2040	105	103
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039 (4)	500	503
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	457
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030 (4)	1,000	1,011
6.75%, 02/01/2045 (4)	530	534
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036 (4)	850	816
4.00%, 04/01/2041 (4)	235	214
4.00%, 04/01/2051 (4)	1,750	1,459
5.63%, 04/01/2044 (4)	200	209
6.00%, 04/01/2052 (4)	1,000	1,063
Town of Hamden CT
5.00%, 01/01/2040	2,485	2,444
5.00%, 01/01/2050	1,320	1,211

Total Connecticut		31,008

The accompanying notes are an integral part of these financial statements.

370

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Delaware – 0.95%
County of Kent DE
5.00%, 07/01/2032	$20	$20
5.00%, 07/01/2040	2,195	2,217
5.00%, 07/01/2048	2,505	2,500
5.00%, 07/01/2053	295	289
5.00%, 07/01/2058	250	243
County of Sussex DE
5.00%, 01/01/2036	2,680	2,691
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	195
4.00%, 09/01/2041	550	512
4.00%, 06/01/2042	1,000	881
4.00%, 06/01/2052	110	89
4.00%, 06/01/2057	105	83
5.00%, 09/01/2036	1,225	1,243
5.00%, 08/01/2039	715	717
5.00%, 09/01/2040	340	350
5.00%, 09/01/2046	700	704
5.00%, 11/15/2048	2,050	2,077
5.00%, 08/01/2049	900	869
5.00%, 09/01/2050	370	375
5.00%, 08/01/2054	835	797
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,489
5.00%, 06/01/2043	1,420	1,435
5.00%, 06/01/2048	675	680
5.00%, 06/01/2050	3,165	3,184
Delaware State Housing Authority
4.60%, 07/01/2049	4,000	3,962
4.65%, 07/01/2049	2,250	2,257
6.00%, 01/01/2055	4,000	4,371
Town of Bridgeville DE
5.63%, 07/01/2053 (4)	1,135	1,183

Total Delaware		35,413

District of Columbia – 1.39%
District of Columbia
0.00%, 06/01/2041 (4)	1,000	604
0.00%, 06/01/2046 (4)	1,440	1,102
0.00%, 06/01/2049 (4)	2,175	1,284
5.00%, 07/01/2027	225	232
5.00%, 06/01/2036	205	206
5.00%, 07/01/2037	245	246
5.00%, 06/01/2041	580	581
5.00%, 06/01/2041 (4)	1,190	1,149
5.00%, 07/01/2042	2,520	2,500
5.00%, 06/01/2046	3,665	3,668
5.00%, 07/01/2052	2,265	2,124
5.13%, 01/01/2035	45	41
5.13%, 01/01/2035	60	60
5.25%, 01/01/2039	25	25
5.25%, 01/01/2039	45	40
5.63%, 06/01/2044	2,205	2,253
5.75%, 06/01/2054	1,000	1,014
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	766
0.00%, 06/15/2046	33,945	8,326

The accompanying notes are an integral part of these financial statements.

371

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.39% – (continued)
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2027	$2,310	$2,398
5.00%, 10/01/2042	4,000	4,057
5.00%, 10/01/2043	6,410	6,521
5.50%, 10/01/2054	1,000	1,080
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	3,996
0.00%, 10/01/2037	1,870	1,126
0.00%, 10/01/2038	680	379
0.00%, 10/01/2039	135	71
0.00%, 10/01/2040	340	169
4.00%, 10/01/2053	1,000	913
5.00%, 10/01/2044	1,500	1,557
6.50%, 10/01/2044	950	1,031
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2046	2,260	2,200

Total District of Columbia		51,719

Florida – 6.09%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,653
5.00%, 12/01/2036	1,000	1,002
5.00%, 12/01/2044	3,160	3,161
6.00%, 11/15/2034 (2)(3)	50	33
6.25%, 11/15/2044 (2)(3)	400	260
6.38%, 11/15/2049 (2)(3)	940	611
Artisan Lakes East Community Development District
4.00%, 05/01/2051	200	169
Avenir Community Development District
5.38%, 05/01/2043	165	167
5.63%, 05/01/2054	1,690	1,721
Babcock Ranch Community Independent Special District
5.00%, 05/01/2044 (4)	1,490	1,476
5.25%, 05/01/2055 (4)	190	187
Boggy Branch Community Development District
4.00%, 05/01/2051	1,110	916
Boggy Creek Improvement District
5.13%, 05/01/2043	580	580
Capital Projects Finance Authority
5.00%, 10/01/2034	585	606
5.00%, 10/01/2035	500	516
5.00%, 06/01/2054 (4)	625	606
5.00%, 06/01/2058 (4)	1,785	1,708
Capital Trust Agency, Inc.
4.00%, 06/15/2025 (4)	250	249
4.00%, 06/15/2031 (4)	800	761
4.00%, 06/15/2041 (4)	155	132
4.00%, 06/15/2051 (4)	235	180
5.00%, 10/15/2037 (4)	160	161
5.00%, 10/15/2047 (4)	190	187
5.00%, 07/01/2049 (4)	265	258
5.00%, 10/15/2052 (4)	135	131
5.00%, 06/01/2056 (4)	515	462
5.00%, 07/01/2056 (4)	4,270	4,031
5.13%, 06/15/2037 (4)	250	250
5.25%, 12/01/2058 (4)	3,270	3,226
Capital Trust Authority
5.00%, 12/15/2044	250	247

The accompanying notes are an integral part of these financial statements.

372

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.09% – (continued)
5.00%, 06/01/2054 (4)	$1,800	$1,746
5.00%, 06/01/2064 (4)	485	461
5.13%, 12/15/2054	600	578
5.13%, 12/15/2059	500	477
6.25%, 06/15/2053 (4)	200	208
6.38%, 06/15/2058 (4)	210	219
6.50%, 12/15/2058 (4)	370	372
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	715	664
3.38%, 05/01/2041	90	75
4.00%, 05/01/2053	2,445	1,975
5.00%, 05/01/2032 (2)(3)	630	637
5.13%, 05/01/2045 (2)(3)	65	65
Central Florida Expressway Authority
5.00%, 07/01/2044	2,000	2,084
Charles Cove Community Development District
3.75%, 05/01/2030	360	353
4.25%, 05/01/2040	250	236
City of Atlantic Beach FL
5.00%, 11/15/2043	250	254
5.00%, 11/15/2048	500	504
City of Cape Coral FL Water & Sewer Revenue
2.75%, 09/01/2025	1,255	1,247
City of Jacksonville FL
5.00%, 06/01/2053 (4)	2,265	2,007
City of Pompano Beach FL
3.50%, 09/01/2030	1,000	966
3.50%, 09/01/2035	1,075	990
4.00%, 09/01/2036	1,090	1,037
4.00%, 09/01/2040	275	255
4.00%, 09/01/2041	570	522
4.00%, 09/01/2051	500	420
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2026	1,000	1,024
City of Tampa FL
0.00%, 09/01/2036	800	490
0.00%, 09/01/2037	800	467
4.00%, 04/01/2050	1,155	1,071
5.00%, 04/01/2040	1,115	1,117
City of Tampa FL Water & Wastewater System Revenue
5.00%, 10/01/2054	850	914
City of Venice FL
4.25%, 01/01/2030 (4)	900	899
4.63%, 01/01/2030 (4)	500	500
5.00%, 01/01/2047	850	807
5.63%, 01/01/2060 (4)	2,715	2,752
County of Escambia FL
3.45%, 11/01/2033 (1)	250	247
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,470
5.00%, 10/01/2040	1,000	1,013
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	2,007
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,285	3,247
Double Branch Community Development District
4.00%, 05/01/2025	15	15

The accompanying notes are an integral part of these financial statements.

373

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.09% – (continued)
Esplanade Lake Club Community Development District
4.00%, 11/01/2040	$500	$457
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,609
Florida Development Finance Corp.
3.00%, 06/01/2032	7,205	6,510
4.00%, 09/15/2030 (4)	250	241
4.00%, 06/01/2036 (4)	500	459
4.00%, 07/01/2051 (4)	1,250	1,059
4.00%, 02/01/2052	255	213
4.00%, 06/01/2055 (4)	250	190
4.38%, 10/01/2054 (1)(4)	4,815	4,800
5.00%, 06/15/2028	180	185
5.00%, 06/15/2028	310	318
5.00%, 05/01/2029 (4)	4,015	4,077
5.00%, 06/15/2029	235	241
5.00%, 06/15/2030	375	384
5.00%, 06/15/2030	395	404
5.00%, 02/15/2031	530	536
5.00%, 06/15/2031	260	266
5.00%, 06/15/2035	145	147
5.00%, 02/01/2038	250	257
5.00%, 02/15/2038	600	601
5.00%, 09/15/2040 (4)	875	847
5.00%, 06/15/2042	400	402
5.00%, 10/01/2042 (4)	150	150
5.00%, 06/15/2047	150	150
5.00%, 02/15/2048	1,600	1,547
5.00%, 06/15/2050	200	198
5.00%, 02/01/2052	2,955	2,912
5.00%, 06/15/2052	430	423
5.00%, 06/15/2056	200	195
5.25%, 07/01/2053	450	465
5.50%, 06/01/2059 (4)	500	501
6.13%, 07/01/2032 (1)(4)	6,500	6,646
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033 (4)	2,000	1,919
4.75%, 06/01/2038 (4)	215	201
5.00%, 06/01/2048 (4)	3,155	2,863
Florida Housing Finance Corp.
6.25%, 01/01/2055	45	49
6.25%, 01/01/2055	120	131
6.25%, 07/01/2055	55	61
Florida Municipal Loan Council
4.50%, 05/01/2031	175	173
5.15%, 05/01/2044	650	644
5.40%, 05/01/2054	825	812
Golden Gem Community Development District
5.70%, 05/01/2044	2,900	2,922
Greater Orlando Aviation Authority
5.00%, 10/01/2046	2,000	2,071
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,021
Hickory Tree Community Development District
5.45%, 05/01/2055	1,500	1,468
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044	1,305	1,340
5.88%, 05/01/2055	225	230

The accompanying notes are an integral part of these financial statements.

374

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.09% – (continued)
JEA Electric System Revenue
4.00%, 10/01/2036	$250	$251
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	130	128
3.90%, 05/01/2041	285	254
4.10%, 05/01/2051	265	223
4.13%, 05/01/2031	855	845
4.13%, 05/01/2041	200	183
4.30%, 05/01/2051	325	282
5.25%, 05/01/2034	1,225	1,219
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	65	65
3.40%, 05/01/2030	370	355
4.00%, 05/01/2040	600	552
4.00%, 05/01/2050	1,000	852
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	200
5.25%, 05/01/2037	245	249
5.30%, 05/01/2039	25	26
5.38%, 05/01/2047	310	314
5.45%, 05/01/2048	115	117
5.50%, 05/01/2039 (4)	55	57
Laurel Road Community Development District
3.00%, 05/01/2031	200	182
3.13%, 05/01/2031	905	829
3.25%, 05/01/2041	200	163
4.00%, 05/01/2052	1,450	1,178
Lee County Industrial Development Authority
5.00%, 11/15/2054	1,000	1,013
5.25%, 11/15/2054	540	559
LTC Ranch West Residential Community Development District
4.75%, 05/01/2031	345	344
5.38%, 05/01/2044	875	867
5.65%, 05/01/2054	1,250	1,232
5.70%, 05/01/2044	315	317
5.75%, 05/01/2044	1,150	1,160
Malabar Springs Community Development District
5.50%, 05/01/2054	1,100	1,074
Miami Beach Health Facilities Authority
3.00%, 11/15/2051	300	218
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,865
5.25%, 04/01/2044	2,500	2,759
5.25%, 04/01/2045	5,000	5,504
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059 (4)	500	503
Middleton Community Development District A
4.55%, 05/01/2044	855	828
4.75%, 05/01/2055	245	235
Midtown Miami Community Development District
5.00%, 05/01/2029	500	500
Mirada Community Development District
5.63%, 05/01/2044	1,250	1,252
6.00%, 05/01/2055	750	757
Mirada II Community Development District
4.00%, 05/01/2051	235	195
North AR-1 Pasco Community Development District
5.75%, 05/01/2044	1,250	1,263

The accompanying notes are an integral part of these financial statements.

375

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.09% – (continued)
Orange County Health Facilities Authority
4.00%, 10/01/2052	$395	$362
5.00%, 08/01/2035	1,500	1,508
5.00%, 10/01/2053	2,300	2,397
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	1,950	1,750
4.00%, 11/15/2041	850	818
4.25%, 06/01/2056	3,350	2,793
5.00%, 11/15/2032	140	143
5.00%, 06/01/2055	2,500	2,392
Parrish Lakes Community Development District
5.00%, 05/01/2031	250	249
5.50%, 05/01/2044	1,000	994
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056 (4)	100	87
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	402
Polk County Industrial Development Authority
5.00%, 01/01/2039	350	352
5.00%, 01/01/2055	400	375
River Hall Community Development District
3.00%, 05/01/2036	150	128
River Landing Community Development District
4.13%, 05/01/2040	360	330
Sandridge Community Development District
3.88%, 05/01/2041	250	229
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,445	1,456
5.00%, 01/01/2042	940	941
5.00%, 01/01/2047	1,095	1,071
5.00%, 01/01/2052	460	442
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	477
4.13%, 05/01/2041	965	855
4.25%, 05/01/2053	2,930	2,467
Seminole County Industrial Development Authority
4.00%, 06/15/2041 (4)	425	378
4.00%, 06/15/2051 (4)	830	685
4.00%, 06/15/2056 (4)	705	567
Seminole Palms Community Development District
5.20%, 05/01/2044 (4)	1,235	1,208
Shadowlawn Community Development District
5.85%, 05/01/2054	1,850	1,853
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030 (4)	1,550	1,551
St Johns County Industrial Development Authority
4.00%, 12/15/2050	920	710
4.00%, 08/01/2055	600	507
Tolomato Community Development District
3.25%, 05/01/2040	1,000	837
Town of Davie FL
5.00%, 04/01/2048	1,440	1,462
Tradition Community Development District No 9
4.00%, 05/01/2052	500	412
Two Lakes Community Development District
5.00%, 05/01/2055	3,110	3,167
Two Rivers West Community Development District
5.63%, 05/01/2044	250	251

The accompanying notes are an integral part of these financial statements.

376

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 6.09% – (continued)
5.88%, 05/01/2054	$1,000	$1,001
V-Dana Community Development District
3.50%, 05/01/2031 (4)	525	504
Viera Stewardship District
3.13%, 05/01/2041	820	651
4.00%, 05/01/2053	110	89
5.30%, 05/01/2043	2,000	2,043
5.50%, 05/01/2054	1,505	1,531
Village Community Development District No 12
3.88%, 05/01/2047	210	187
4.25%, 05/01/2043	1,605	1,557
4.38%, 05/01/2050	265	253
Village Community Development District No 13
3.00%, 05/01/2029	1,040	1,004
3.38%, 05/01/2034	950	898
3.50%, 05/01/2051 (4)	955	767
Village Community Development District No 14
5.38%, 05/01/2042	3,935	4,108
Village Community Development District No 15
4.00%, 05/01/2034 (4)	500	496
4.20%, 05/01/2039 (4)	500	494
4.55%, 05/01/2044 (4)	2,850	2,823
4.80%, 05/01/2055 (4)	5,625	5,561
5.25%, 05/01/2054 (4)	5,350	5,493
West Villages Improvement District
5.38%, 05/01/2044	990	995
5.63%, 05/01/2054	545	546
Westside Haines City Community Development District
5.75%, 05/01/2044	1,230	1,244
Westview South Community Development District
5.38%, 05/01/2043	1,550	1,573
5.60%, 05/01/2053	1,360	1,380

Total Florida		226,208

Georgia – 2.69%
Atlanta Development Authority
0.00%, 12/15/2048 (4)	10,073	8,511
5.00%, 04/01/2034 (4)	2,575	2,582
5.25%, 07/01/2044	5,500	5,524
5.50%, 04/01/2039 (4)	600	612
6.50%, 01/01/2029 (2)(3)	665	299
6.75%, 01/01/2035 (2)(3)	3,570	1,607
7.00%, 01/01/2040 (2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.88%, 07/01/2031 (4)	440	410
3.63%, 07/01/2042 (4)	1,870	1,666
3.88%, 07/01/2051 (4)	1,780	1,551
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	370
City of Atlanta GA Department of Aviation
5.25%, 07/01/2049	665	711
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,162
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,189
4.00%, 03/01/2041	935	773
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,515

The accompanying notes are an integral part of these financial statements.

377

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 2.69% – (continued)
Development Authority of Burke County
1.50%, 01/01/2040 (1)	$345	$344
4.13%, 11/01/2045	400	369
Development Authority of Cobb County
6.40%, 06/15/2053 (4)	100	102
Development Authority of Rockdale County
4.00%, 01/01/2038 (4)	5,055	4,846
Development Authority Of The City Of Marietta
5.00%, 11/01/2027 (4)	135	136
5.00%, 11/01/2037 (4)	3,815	3,817
5.00%, 11/01/2047 (4)	1,245	1,173
Fayette County Development Authority
5.00%, 10/01/2038	95	102
5.00%, 10/01/2039	100	107
5.00%, 10/01/2040	75	80
5.25%, 10/01/2054	110	116
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041 (4)	205	185
4.00%, 04/01/2051 (4)	2,075	1,708
5.00%, 04/01/2047 (4)	935	898
5.00%, 04/01/2054 (4)	735	689
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,376
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	173
3.63%, 01/01/2031 (4)	2,105	1,987
4.00%, 01/01/2036	100	100
4.00%, 01/01/2054	7,480	6,686
5.00%, 01/01/2036 (4)	2,125	2,148
5.00%, 01/01/2054 (4)	6,620	6,440
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027 (4)	15	15
5.75%, 06/15/2037 (4)	1,105	1,136
5.88%, 06/15/2047 (4)	240	245
6.00%, 06/15/2052 (4)	105	107
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (1)	500	504
4.00%, 08/01/2052 (1)(4)	1,000	988
5.00%, 05/15/2043	4,520	4,642
5.00%, 12/01/2052 (1)	6,490	6,758
5.00%, 06/01/2053 (1)	240	251
5.00%, 07/01/2053 (1)	790	831
5.00%, 09/01/2053 (1)	400	422
5.00%, 04/01/2054 (1)	1,360	1,444
5.00%, 05/01/2054 (1)	2,975	3,154
5.00%, 12/01/2054 (1)	1,445	1,527
5.00%, 12/01/2054 (1)	2,510	2,671
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	190
5.00%, 01/01/2034	500	524
5.00%, 01/01/2038	1,250	1,284
5.00%, 01/01/2049	6,455	6,589
5.25%, 07/01/2064	2,000	2,111
Private Colleges & Universities Authority
4.00%, 04/01/2044	1,000	965

Total Georgia		99,914

The accompanying notes are an integral part of these financial statements.

378

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Guam – 0.57%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2029	$225	$239
5.13%, 10/01/2034	780	821
5.25%, 10/01/2029	1,145	1,202
5.25%, 10/01/2041	50	53
5.38%, 10/01/2033	1,050	1,113
5.38%, 10/01/2043	1,250	1,316
Guam Department of Education
3.63%, 02/01/2025	100	100
Guam Power Authority
5.00%, 10/01/2033	765	787
5.00%, 10/01/2042	350	367
5.00%, 10/01/2043	1,965	2,054
5.00%, 10/01/2044	1,145	1,191
Territory of Guam
4.00%, 11/15/2039	750	704
4.00%, 01/01/2042	2,430	2,308
5.00%, 12/01/2025	1,000	1,011
5.00%, 11/15/2027	1,000	1,010
5.00%, 11/01/2028	250	260
5.00%, 01/01/2030	1,000	1,052
5.00%, 11/01/2030	250	263
5.00%, 01/01/2031	625	663
5.00%, 11/15/2031	1,575	1,597
5.00%, 11/01/2035	875	907
5.00%, 11/01/2040	2,200	2,231

Total Guam		21,249

Hawaii – 0.16%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041	1,000	838
5.25%, 07/01/2054	320	352
State of Hawaii Department of Budget & Finance
3.20%, 07/01/2039	1,765	1,442
4.00%, 03/01/2037	3,640	3,264

Total Hawaii		5,896

Idaho – 0.52%
Avimor Community Infrastructure District No 1
5.50%, 09/01/2053 (4)	3,000	3,042
Idaho Health Facilities Authority
4.00%, 10/01/2033	1,250	1,157
4.25%, 10/01/2039	200	180
4.55%, 10/01/2056	545	454
5.00%, 03/01/2034	3,155	3,156
Idaho Housing & Finance Association
4.00%, 08/15/2049	800	754
5.00%, 07/01/2040 (4)	250	243
6.00%, 07/01/2054	195	213
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (4)	6,387	5,721
6.25%, 09/01/2053 (4)	3,800	3,993

Total Idaho		19,224

The accompanying notes are an integral part of these financial statements.

379

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.59%
Chicago Board of Education
0.00%, 12/01/2025	$700	$675
0.00%, 12/01/2025	1,250	1,204
0.00%, 12/01/2027	1,055	937
0.00%, 12/01/2028	170	145
0.00%, 12/01/2029	55	45
0.00%, 12/01/2029	520	424
0.00%, 12/01/2029	965	795
0.00%, 12/01/2030	1,765	1,380
0.00%, 12/01/2031	245	183
4.00%, 12/01/2035	1,000	941
4.00%, 12/01/2041	1,000	881
4.00%, 12/01/2047	500	416
5.00%, 12/01/2027	500	511
5.00%, 12/01/2033	1,930	1,968
5.00%, 12/01/2034	320	330
5.00%, 12/01/2034	555	555
5.00%, 12/01/2034	3,750	3,835
5.00%, 12/01/2035	2,550	2,601
5.00%, 12/01/2036	335	337
5.00%, 12/01/2041	100	100
5.00%, 12/01/2042	1,235	1,219
5.00%, 12/01/2046	500	489
5.00%, 12/01/2046	3,500	3,425
5.00%, 12/01/2047	750	732
5.50%, 12/01/2026	115	116
7.00%, 12/01/2042 (4)	100	106
7.00%, 12/01/2044	920	936
Chicago Midway International Airport
5.00%, 01/01/2046	300	301
Chicago O’Hare International Airport
5.00%, 01/01/2039	5,000	5,102
5.50%, 01/01/2059	2,975	3,191
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,265	2,106
City of Chicago IL
0.00%, 01/01/2025	515	515
0.00%, 01/01/2027	680	636
0.00%, 01/01/2031	435	340
4.00%, 01/01/2036	270	262
5.00%, 01/01/2028	1,290	1,334
5.00%, 01/01/2034	385	404
5.00%, 01/01/2035	750	753
5.00%, 01/01/2038	2,500	2,505
5.00%, 01/01/2039	1,290	1,312
5.00%, 01/01/2040	205	208
5.00%, 01/01/2044	1,000	1,007
5.50%, 01/01/2034	2,500	2,503
5.50%, 01/01/2035	270	283
5.50%, 01/01/2035	1,100	1,101
5.50%, 01/01/2039	335	355
5.50%, 01/01/2040	815	816
5.50%, 01/01/2040	3,640	3,847
5.50%, 01/01/2041	180	187
5.50%, 01/01/2043	1,830	1,894
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2039	1,040	1,040
5.00%, 01/01/2044	530	570
5.25%, 01/01/2053	940	1,003

The accompanying notes are an integral part of these financial statements.

380

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.59% – (continued)
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	$500	$516
5.00%, 11/01/2038	525	564
County of Cook IL
5.00%, 11/15/2031	200	206
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051
Illinois Finance Authority
2.45%, 10/01/2039 (1)	250	231
3.00%, 07/15/2040	235	203
4.00%, 10/15/2030	230	217
4.00%, 10/15/2031	1,135	1,061
4.00%, 10/15/2044	200	162
4.00%, 05/01/2050	440	377
4.13%, 08/15/2037	1,000	943
5.00%, 11/01/2031	145	147
5.00%, 02/15/2032	80	81
5.00%, 05/15/2033	1,585	1,471
5.00%, 02/15/2034	120	123
5.00%, 05/15/2034	300	300
5.00%, 12/01/2034	50	51
5.00%, 05/15/2035	315	314
5.00%, 08/15/2035	655	658
5.00%, 02/15/2036	170	174
5.00%, 05/15/2037	655	661
5.00%, 05/15/2037	1,050	1,057
5.00%, 10/01/2038	30	26
5.00%, 02/15/2041	235	239
5.00%, 05/15/2041	400	383
5.00%, 10/01/2041	425	430
5.00%, 08/15/2044	465	466
5.00%, 08/01/2046	200	201
5.00%, 12/01/2046	1,510	1,521
5.00%, 02/15/2047	120	120
5.00%, 05/15/2047	205	202
5.00%, 07/01/2047	410	344
5.00%, 08/01/2049	420	421
5.00%, 02/15/2050	160	160
5.00%, 05/15/2051	1,000	899
5.00%, 05/15/2056	1,630	1,434
5.13%, 05/15/2038	1,935	1,714
5.25%, 02/15/2037	435	440
5.25%, 05/15/2042	170	145
5.25%, 05/15/2045	80	81
5.25%, 05/15/2050	220	222
5.25%, 05/15/2054	1,575	1,222
5.63%, 08/01/2053 (4)	1,705	1,795
6.13%, 11/15/2035	190	191
6.38%, 11/15/2043	270	272
7.25%, 09/01/2052 (1)(4)	500	554
Illinois Housing Development Authority
3.00%, 04/01/2051	410	400
3.00%, 04/01/2051	1,340	1,309
5.00%, 10/01/2046	120	123
5.25%, 10/01/2052	935	973
6.00%, 10/01/2054	350	377
6.00%, 10/01/2055	700	771
6.25%, 10/01/2052	100	107

The accompanying notes are an integral part of these financial statements.

381

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.59% – (continued)
6.25%, 10/01/2054	$450	$499
6.25%, 10/01/2055	155	170
Illinois Sports Facilities Authority
0.00%, 06/15/2025	300	295
0.00%, 06/15/2026	150	142
Illinois State Toll Highway Authority
4.00%, 01/01/2046	1,500	1,400
5.00%, 01/01/2042	250	257
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2025	65	63
0.00%, 06/15/2028	500	444
0.00%, 12/15/2029	1,000	845
0.00%, 12/15/2030	260	211
0.00%, 12/15/2031	70	55
0.00%, 12/15/2032	1,000	749
0.00%, 12/15/2033	3,950	2,832
0.00%, 12/15/2034	550	377
0.00%, 12/15/2035	10,000	6,558
0.00%, 06/15/2036	3,065	1,956
0.00%, 06/15/2036	6,050	3,882
0.00%, 06/15/2037	1,585	966
0.00%, 12/15/2038	205	116
0.00%, 06/15/2039	1,575	862
0.00%, 06/15/2041	1,535	752
0.00%, 12/15/2041	510	244
0.00%, 06/15/2044	2,200	930
0.00%, 06/15/2045	1,500	602
0.00%, 12/15/2051	690	191
0.00%, 12/15/2056	310	69
4.00%, 12/15/2042	1,040	990
4.00%, 12/15/2047	210	191
4.00%, 06/15/2050	1,335	1,210
4.00%, 06/15/2052	2,030	1,822
5.00%, 12/15/2027	2,500	2,534
5.00%, 06/15/2042	4,600	4,798
5.00%, 12/15/2045	50	52
5.00%, 06/15/2050	13,830	14,163
5.00%, 06/15/2057	4,020	4,066
Northern Illinois University
4.00%, 10/01/2039	875	853
4.00%, 04/01/2040	100	97
4.00%, 10/01/2040	800	771
4.00%, 04/01/2041	450	426
4.00%, 10/01/2041	800	759
4.00%, 10/01/2043	1,005	936
Regional Transportation Authority
5.75%, 06/01/2034	130	149
6.00%, 07/01/2033	510	590
Sales Tax Securitization Corp.
5.00%, 01/01/2037	400	445
State of Illinois
4.00%, 06/01/2036	540	535
4.00%, 03/01/2039	2,055	2,021
4.00%, 11/01/2039	2,000	1,965
4.00%, 10/01/2045	3,000	2,811
4.25%, 10/01/2045	130	125
5.00%, 02/01/2026	95	97
5.00%, 11/01/2027	100	103

The accompanying notes are an integral part of these financial statements.

382

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.59% – (continued)
5.00%, 10/01/2031	$955	$1,002
5.00%, 05/01/2032	2,000	2,001
5.00%, 10/01/2032	215	225
5.00%, 11/01/2037	2,240	2,275
5.00%, 02/01/2039	125	125
5.25%, 05/01/2047	1,605	1,717
5.50%, 03/01/2042	3,410	3,713
5.50%, 03/01/2047	435	468
5.50%, 05/01/2047	160	172
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	230	240
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032 (4)	180	180
5.25%, 12/01/2037 (4)	2,005	1,990
5.25%, 12/01/2047 (4)	550	519
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	1,000

Total Illinois		170,574

Indiana – 1.25%
City of East Chicago IN
5.50%, 09/01/2028	120	116
City of Valparaiso IN
4.88%, 01/01/2044 (4)	450	456
5.00%, 01/01/2054 (4)	3,105	3,121
City of Whiting IN
4.40%, 11/01/2045 (1)	575	585
4.40%, 03/01/2046 (1)	900	915
5.00%, 12/01/2044 (1)	2,725	2,761
Indiana Finance Authority
1.40%, 08/01/2029	105	91
2.50%, 11/01/2030	1,565	1,427
3.00%, 11/01/2030	110	104
3.00%, 11/01/2030	1,000	946
4.00%, 11/15/2037	1,000	953
4.00%, 11/15/2041	100	92
4.00%, 11/15/2043	155	137
4.13%, 12/01/2026	5,830	5,824
4.25%, 11/01/2030	8,780	8,945
5.00%, 11/15/2038	600	611
5.00%, 06/01/2041	210	196
5.00%, 06/01/2053	1,800	1,825
5.00%, 11/15/2053	1,350	1,322
5.00%, 07/01/2059	2,025	2,031
5.25%, 11/15/2046	1,000	1,005
5.50%, 09/15/2039	1,900	2,028
5.50%, 09/15/2044	705	738
5.50%, 07/01/2052	4,145	4,281
5.75%, 03/01/2054	4,520	4,818
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	875	850
Town of Shoals IN
7.25%, 11/01/2043	335	336

Total Indiana		46,514

Iowa – 0.45%
Iowa Finance Authority
3.80%, 02/15/2041 (1)	8,100	8,100

The accompanying notes are an integral part of these financial statements.

383

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.45% – (continued)
3.88%, 01/01/2042 (1)	$850	$851
4.75%, 08/01/2042	1,180	1,181
5.00%, 11/01/2026 (1)	200	202
5.00%, 03/01/2038	350	351
5.00%, 05/15/2049	600	593
5.13%, 05/15/2059	600	592
Iowa Student Loan Liquidity Corp.
3.00%, 12/01/2039	290	272
5.00%, 12/01/2034	195	206
5.00%, 12/01/2054	225	215
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	20,060	2,847
4.00%, 06/01/2036	775	775
PEFA, Inc.
5.00%, 09/01/2049 (1)	500	508

Total Iowa		16,693

Kansas – 0.21%
City of Lenexa KS
5.00%, 05/15/2027	135	136
5.00%, 05/15/2030	85	86
5.00%, 05/15/2032	330	334
5.00%, 05/15/2039	405	406
City of Manhattan KS
4.00%, 06/01/2027	925	924
4.00%, 06/01/2036	500	470
4.00%, 06/01/2046	675	569
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042 (4)	4,025	4,124
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	234
5.75%, 09/01/2039 (4)	450	466

Total Kansas		7,749

Kentucky – 1.03%
City of Ashland KY
4.00%, 02/01/2034	500	485
4.00%, 02/01/2038	620	582
City of Henderson KY
3.70%, 01/01/2032 (4)	1,600	1,569
4.45%, 01/01/2042 (4)	1,165	1,138
4.70%, 01/01/2052 (4)	2,000	1,930
4.70%, 01/01/2052 (4)	2,495	2,407
County of Boyle KY
5.25%, 06/01/2049	1,900	1,978
Kenton County Airport Board
5.25%, 01/01/2049	2,325	2,465
Kentucky Economic Development Finance Authority
4.20%, 04/01/2031 (1)	2,110	2,110
5.00%, 06/01/2026	2,700	2,728
5.00%, 05/15/2031	350	336
5.00%, 06/01/2037	785	796
5.00%, 06/01/2041	570	574
5.00%, 06/01/2045	2,175	2,183
5.00%, 05/15/2046	980	801
5.00%, 12/01/2047	180	180
5.00%, 05/15/2051	575	452
5.25%, 06/01/2041	1,240	1,257

The accompanying notes are an integral part of these financial statements.

384

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 1.03% – (continued)
5.25%, 06/01/2050	$955	$956
5.38%, 11/15/2042	305	254
5.50%, 11/15/2045	115	95
6.00%, 11/15/2036	275	229
6.25%, 11/15/2046	2,565	1,930
6.38%, 11/15/2051	645	475
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	600	574
Kentucky Housing Corp.
6.25%, 01/01/2055	100	109
6.25%, 07/01/2055	200	220
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	4,805	4,816
5.00%, 01/01/2055 (1)	2,005	2,136
5.00%, 05/01/2055 (1)	200	209
5.25%, 04/01/2054 (1)	2,000	2,153
Louisville/Jefferson County Metropolitan Government
3.00%, 10/01/2043	135	105
5.00%, 05/15/2052	100	103

Total Kentucky		38,335

Louisiana – 1.18%
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (4)	765	773
5.63%, 06/15/2048 (4)	1,750	1,755
Juban Crossing Economic Development District
7.00%, 09/15/2044 (4)	900	907
Louisiana Housing Corp.
5.75%, 06/01/2054	610	653
5.88%, 06/01/2055	1,210	1,309
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036	1,490	1,224
3.50%, 11/01/2032	13,885	13,220
5.00%, 11/15/2037 (4)	100	102
5.00%, 11/15/2044 (4)	100	99
5.25%, 11/15/2059 (4)	125	122
Louisiana Public Facilities Authority
4.00%, 06/01/2031 (4)	190	180
4.00%, 06/01/2031 (4)	435	412
4.00%, 06/01/2041 (4)	325	273
5.00%, 12/15/2043 (4)	450	443
5.00%, 07/01/2051	500	502
5.00%, 07/01/2059	100	101
5.50%, 09/01/2059	600	632
5.75%, 09/01/2064	6,070	6,550
6.50%, 10/01/2053 (1)(4)	250	269
6.75%, 10/01/2053 (1)(4)	2,100	2,276
New Orleans Aviation Board
5.00%, 01/01/2034	145	157
5.00%, 01/01/2036	500	508
5.00%, 01/01/2037	500	508
5.00%, 01/01/2048	525	528
Parish of St James LA
5.85%, 08/01/2041 (1)(4)	110	111
6.10%, 06/01/2038 (1)(4)	2,360	2,590
6.10%, 12/01/2040 (1)(4)	2,400	2,634
6.35%, 07/01/2040 (4)	3,380	3,699
6.35%, 10/01/2040 (4)	440	481

The accompanying notes are an integral part of these financial statements.

385

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 1.18% – (continued)
Parish of St John the Baptist LA
2.38%, 06/01/2037 (1)	$1,000	$980

Total Louisiana		43,998

Maine – 0.11%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(4)	1,495	1,498
5.25%, 01/01/2025 (4)	200	200
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,225
5.25%, 10/01/2054	1,165	1,276

Total Maine		4,199

Maryland – 2.80%
City of Baltimore MD
3.63%, 06/01/2046 (4)	2,500	2,075
4.00%, 09/01/2027	450	449
5.00%, 09/01/2030	990	1,001
5.00%, 09/01/2031	1,400	1,414
5.00%, 09/01/2036	2,790	2,799
5.00%, 09/01/2039	500	498
5.00%, 09/01/2042	695	691
5.00%, 09/01/2046	4,010	3,962
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,457
5.00%, 01/01/2028	135	138
5.00%, 01/01/2033	635	647
5.00%, 01/01/2037	400	409
5.13%, 01/01/2042	250	254
City of Rockville MD
4.25%, 11/01/2037	110	103
4.50%, 11/01/2043	135	123
5.00%, 11/01/2029	35	36
5.00%, 11/01/2031	960	972
5.00%, 11/01/2032	35	35
5.00%, 11/01/2035	70	70
5.00%, 11/01/2037	1,285	1,289
5.00%, 11/01/2042	2,480	2,423
5.00%, 11/01/2047	2,835	2,688
City of Westminster MD
6.25%, 07/01/2044	2,775	2,775
County of Anne Arundel MD
6.50%, 07/01/2033 (10)	200	200
6.75%, 07/01/2043 (10)	390	390
County of Baltimore MD
4.00%, 01/01/2031	475	479
4.00%, 01/01/2050	300	271
County of Howard MD
4.00%, 02/15/2028 (4)	200	200
5.00%, 04/01/2044	500	462
County of Montgomery MD
5.38%, 07/01/2048	1,065	938
County of Prince George’s MD
4.38%, 07/01/2048 (4)	500	451
5.13%, 07/01/2039 (4)	1,500	1,510
County of Washington MD
4.00%, 05/01/2026	120	120
4.00%, 05/01/2027	120	121

The accompanying notes are an integral part of these financial statements.

386

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 2.80% – (continued)
4.00%, 05/01/2030	$140	$142
4.00%, 05/01/2031	75	76
4.00%, 05/01/2036	1,690	1,681
4.00%, 05/01/2042	3,770	3,571
Maryland Community Development Administration
6.00%, 03/01/2053	2,760	2,930
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	314
4.00%, 07/01/2040	450	417
4.00%, 09/01/2040	150	139
4.00%, 06/01/2048	125	102
4.00%, 09/01/2050	950	808
4.38%, 07/01/2036	400	386
4.50%, 07/01/2044	500	471
5.00%, 06/01/2025	70	70
5.00%, 06/01/2027	265	273
5.00%, 07/01/2027	690	691
5.00%, 06/01/2028	100	104
5.00%, 07/01/2028	100	102
5.00%, 11/12/2028	3,145	3,182
5.00%, 06/01/2029 (4)	165	166
5.00%, 07/01/2029	75	77
5.00%, 06/01/2030	70	73
5.00%, 06/01/2032	70	73
5.00%, 06/01/2033 (4)	170	171
5.00%, 06/01/2035	1,590	1,641
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	425	433
5.00%, 06/01/2049	1,350	1,368
5.00%, 06/01/2058	945	954
5.25%, 06/30/2053	2,395	2,483
5.25%, 06/30/2055	18,375	18,691
5.75%, 09/01/2025	2,500	2,519
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	971
4.00%, 06/01/2051	2,655	2,338
4.00%, 06/01/2055	1,125	986
5.00%, 07/01/2030	600	622
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	107
5.00%, 07/01/2034	120	122
5.00%, 07/01/2035	110	112
5.00%, 07/01/2036	100	101
5.00%, 08/15/2038	1,945	1,947
5.00%, 07/01/2043	500	511
5.00%, 07/01/2045	2,000	2,003
5.00%, 07/01/2054	1,000	1,056
5.25%, 07/01/2054	1,555	1,671
5.50%, 01/01/2036	465	475
5.50%, 01/01/2046	3,410	3,446
5.50%, 06/01/2047	500	523
Maryland Stadium Authority
4.00%, 06/01/2046	3,000	2,916
5.00%, 06/01/2054	450	478
Maryland State Transportation Authority
5.00%, 07/01/2051	1,000	1,052
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055	1,000	1,008

The accompanying notes are an integral part of these financial statements.

387

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 2.80% – (continued)
Prince George’s County Revenue Authority
4.75%, 07/01/2036 (4)	$120	$120
5.00%, 07/01/2046 (4)	670	671
State of Maryland Department of Transportation
5.25%, 08/01/2049	4,600	4,904
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	100

Total Maryland		103,940

Massachusetts – 0.62%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	250	242
5.00%, 07/15/2036 (4)	235	246
5.00%, 07/15/2037 (4)	245	255
5.00%, 10/01/2037 (4)	645	647
5.00%, 11/15/2038 (4)	180	186
5.00%, 10/01/2041	825	829
5.00%, 07/01/2044 (4)	1,000	1,015
5.00%, 07/15/2046 (4)	1,000	1,016
5.00%, 10/01/2047 (4)	1,825	1,772
5.00%, 10/01/2048	9,700	9,678
5.00%, 10/01/2057 (4)	1,880	1,802
5.13%, 01/01/2040	1,740	1,718
5.13%, 11/15/2046 (4)	1,050	1,075
5.25%, 01/01/2050	430	407
5.25%, 07/01/2052	1,000	1,052
5.63%, 07/15/2036	40	40
5.75%, 07/15/2043	225	225
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	265	228
2.63%, 07/01/2036	100	99
3.63%, 07/01/2038	445	422
4.25%, 07/01/2032	125	124
4.25%, 07/01/2044	100	97

Total Massachusetts		23,175

Michigan – 1.39%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,771
5.00%, 02/15/2041	385	381
5.00%, 02/15/2047	1,080	1,031
City of Detroit MI
4.00%, 04/01/2040	950	905
4.00%, 04/01/2041	140	132
5.00%, 04/01/2033	250	259
5.00%, 04/01/2034	1,000	1,034
5.00%, 04/01/2037	145	149
5.00%, 04/01/2038	100	103
5.00%, 04/01/2039	170	178
5.00%, 04/01/2050	750	763
5.50%, 04/01/2031	560	611
5.50%, 04/01/2033	470	509
5.50%, 04/01/2035	350	377
5.50%, 04/01/2037	465	499
5.50%, 04/01/2039	645	687
5.50%, 04/01/2045	750	788
5.50%, 04/01/2050	605	632

The accompanying notes are an integral part of these financial statements.

388

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.39% – (continued)
Flint Hospital Building Authority
4.00%, 07/01/2038	$500	$469
5.25%, 07/01/2039	100	99
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,567
5.00%, 01/01/2051	1,345	1,397
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	143
5.00%, 11/01/2037	580	559
5.00%, 11/01/2047	500	445
5.00%, 11/01/2052	515	447
Great Lakes Water Authority Sewage Disposal System Revenue
5.25%, 07/01/2047	4,330	4,681
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,778
Kentwood Economic Development Corp.
4.00%, 11/15/2031	925	898
4.00%, 11/15/2043	1,100	951
4.00%, 11/15/2045	1,000	847
5.00%, 11/15/2037	1,425	1,430
5.00%, 11/15/2041	750	748
Michigan Finance Authority
4.00%, 12/01/2040	165	159
4.00%, 11/15/2050	160	142
5.00%, 06/01/2029	1,500	1,589
Michigan State Housing Development Authority
5.00%, 06/01/2053	820	848
6.00%, 06/01/2054	245	264
Michigan State University
5.25%, 08/15/2054	1,685	1,832
Michigan Strategic Fund
4.00%, 10/01/2061 (1)	5,250	5,237
5.00%, 05/15/2037	250	251
5.00%, 11/15/2043	750	738
5.00%, 05/15/2044	250	242
5.00%, 11/15/2049	590	556
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	507
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	248
University of Michigan
3.95%, 04/01/2042 (1)	4,400	4,400
Wayne County Airport Authority
5.00%, 12/01/2037	250	263
5.00%, 12/01/2040	3,000	3,026
5.00%, 12/01/2042	900	911
5.00%, 12/01/2047	2,000	2,016

Total Michigan		51,497

Minnesota – 0.43%
City of Deephaven MN
6.13%, 06/15/2061 (4)	6,000	6,014
City of Rochester MN
5.00%, 12/01/2025	250	249
5.00%, 11/15/2057	3,120	3,283
5.25%, 12/01/2038	1,000	952
City of Woodbury MN
4.00%, 07/01/2041	60	50

The accompanying notes are an integral part of these financial statements.

389

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.43% – (continued)
4.00%, 07/01/2051	$45	$34
4.00%, 07/01/2056	40	29
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	572
Minnesota Housing Finance Agency
4.25%, 01/01/2049	785	789
6.25%, 01/01/2054	2,400	2,605
6.50%, 07/01/2054	950	1,045
Minnesota Office of Higher Education
2.65%, 11/01/2038	305	272
4.00%, 11/01/2042	265	251

Total Minnesota		16,145

Mississippi – 0.03%
County of Lowndes MS
2.65%, 04/01/2037 (1)	155	152
Mississippi Business Finance Corp.
2.38%, 06/01/2044	400	252
Mississippi Home Corp.
4.00%, 12/01/2044	365	365
Mississippi Hospital Equipment & Facilities Authority
5.00%, 09/01/2046	500	501

Total Mississippi		1,270

Missouri – 1.37%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	272
4.00%, 03/01/2041	285	271
5.00%, 03/01/2036	100	102
5.50%, 05/01/2044 (4)	465	450
Health & Educational Facilities Authority of the State of Missouri
3.80%, 02/15/2033 (1)	5,100	5,100
4.00%, 02/01/2028	250	254
4.00%, 08/01/2031	310	302
4.00%, 08/01/2036	590	552
4.00%, 08/01/2041	570	506
4.00%, 02/01/2042	250	227
4.00%, 02/01/2048	305	264
4.00%, 11/15/2048	550	519
5.00%, 02/01/2035	2,045	2,063
5.00%, 08/01/2040	1,145	1,145
5.00%, 02/01/2042	275	280
5.00%, 08/01/2045	250	247
5.00%, 02/01/2046	440	441
5.00%, 02/01/2046	1,350	1,352
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	120	113
4.38%, 11/15/2035	415	374
4.75%, 11/15/2047	1,635	1,357
Joplin Industrial Development Authority
3.50%, 11/01/2040	150	137
Kansas City Industrial Development Authority
4.00%, 03/01/2050	4,515	4,176
4.00%, 03/01/2057	7,365	6,681
5.00%, 06/01/2046 (4)	150	150
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	131
5.25%, 05/15/2042	115	107

The accompanying notes are an integral part of these financial statements.

390

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.37% – (continued)
5.25%, 05/15/2050	$270	$238
Lees Summit Industrial Development Authority
5.00%, 08/15/2039	600	628
5.63%, 08/15/2054	70	72
5.75%, 08/15/2059	60	62
Missouri Housing Development Commission
5.50%, 05/01/2055	700	747
5.75%, 05/01/2055	2,295	2,465
6.00%, 05/01/2055	795	872
6.00%, 05/01/2055	3,670	4,038
Plaza at Noah’s Ark Community Improvement District
3.00%, 05/01/2030	500	469
St Louis County Industrial Development Authority
5.00%, 12/01/2025	165	165
5.00%, 08/15/2030	70	70
5.00%, 08/15/2035	50	49
5.00%, 12/01/2035	135	134
5.00%, 09/01/2038	820	825
5.00%, 09/01/2048	1,845	1,774
5.13%, 08/15/2045	315	287
5.13%, 12/01/2045	145	135
5.13%, 09/01/2048	5,425	5,305
5.25%, 09/01/2053	150	147
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,016
5.13%, 06/01/2046	330	331
5.38%, 06/01/2043	2,995	3,025
Taney County Industrial Development Authority
6.00%, 10/01/2049 (4)	300	301

Total Missouri		50,728

Montana – 0.11%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,495
City of Kalispell MT
5.25%, 05/15/2037	810	779
5.25%, 05/15/2047	1,040	925
5.25%, 05/15/2052	560	485
Montana Board of Housing
3.50%, 06/01/2050	335	332
5.75%, 06/01/2055	50	54

Total Montana		4,070

Nebraska – 0.09%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,595
5.00%, 09/01/2035	1,025	1,098
5.00%, 05/01/2053 (1)	100	104
Nebraska Investment Finance Authority
6.00%, 09/01/2054	420	465

Total Nebraska		3,262

Nevada – 0.48%
City of Las Vegas NV Special Improvement District No 812
5.00%, 12/01/2035	125	126
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	425	397
4.00%, 06/01/2049	1,530	1,311

The accompanying notes are an integral part of these financial statements.

391

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.48% – (continued)
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	$860	$840
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	625	488
3.13%, 06/01/2046	1,770	1,318
3.13%, 06/01/2051	100	71
City of Las Vegas NV Special Improvement District No 817
6.00%, 06/01/2053	30	31
City of Las Vegas NV Special Improvement District No 818
4.50%, 12/01/2029	710	725
5.00%, 12/01/2054	210	210
City of North Las Vegas NV
4.50%, 06/01/2039	495	478
4.63%, 06/01/2043	350	337
4.63%, 06/01/2049	610	573
City of Reno NV
0.00%, 07/01/2058 (4)	9,500	1,398
City of Sparks NV Special Improvement District No 1
5.00%, 06/01/2044	400	402
5.13%, 06/01/2054	750	747
Clark County School District
4.00%, 06/15/2038	775	781
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	2,500	2,582
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,042
5.00%, 06/15/2040	990	997
5.00%, 06/15/2045	540	542
Las Vegas Valley Water District
4.00%, 06/01/2051	500	481
State of Nevada Department of Business & Industry
5.00%, 12/15/2048 (4)	250	242
8.13%, 01/01/2050 (1)	1,510	1,554

Total Nevada		17,673

New Hampshire – 1.63%
New Hampshire Business Finance Authority
0.00%, 12/01/2034 (4)	16,900	9,033
0.00%, 08/01/2038 (1)	2,495	2,496
0.00%, 08/20/2039 (1)	1,754	71
0.00%, 10/20/2041 (1)	4,868	4,604
0.00%, 07/01/2051 (1)	3,422	129
2.95%, 04/01/2029 (4)	900	854
3.63%, 08/20/2039	399	372
3.63%, 07/01/2043 (1)(4)	250	206
3.75%, 07/01/2045 (1)(4)	1,280	1,079
3.88%, 01/20/2038	3,056	2,892
3.93%, 07/20/2039 (1)	861	834
3.93%, 07/20/2040 (1)	3,400	3,081
4.00%, 11/01/2027 (4)	195	192
4.00%, 10/20/2036	4,780	4,608
4.00%, 01/01/2041	3,075	2,784
4.00%, 01/01/2051	3,200	2,633
4.13%, 01/20/2034	3,742	3,715
4.15%, 10/20/2040 (1)	2,175	2,125
4.18%, 11/20/2039 (1)	1,082	1,060
4.18%, 05/20/2042 (1)	1,425	1,289
4.25%, 07/20/2041	1,364	1,325

The accompanying notes are an integral part of these financial statements.

392

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 1.63% – (continued)
4.38%, 09/20/2036	$1,513	$1,502
4.53%, 10/15/2034 (4)	650	649
4.63%, 11/01/2042 (4)	500	464
4.88%, 11/01/2042 (4)	2,870	2,729
5.25%, 07/01/2039 (4)	345	341
5.63%, 12/15/2033 (4)	2,290	2,332
5.63%, 07/01/2046 (4)	185	184
5.75%, 07/01/2054 (4)	1,465	1,445
5.88%, 12/15/2032 (4)	3,000	2,933
6.25%, 12/15/2038 (4)	1,300	1,344
New Hampshire Health & Education Facilities Authority Act
4.00%, 11/01/2044	40	37
5.00%, 10/01/2036	55	56
5.00%, 10/01/2040	50	51
5.00%, 11/01/2043	95	97
5.00%, 10/01/2046	415	418
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	200	218
6.25%, 07/01/2055	250	279

Total New Hampshire		60,461

New Jersey – 2.67%
Essex County Improvement Authority
4.00%, 06/15/2046	135	125
4.00%, 06/15/2056	150	135
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025	265	266
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	162
4.00%, 11/01/2038	825	821
4.00%, 11/01/2044	1,555	1,524
4.00%, 08/01/2059	355	317
4.88%, 01/01/2029	2,170	2,161
5.00%, 01/01/2030	635	635
5.00%, 01/01/2031	500	500
5.00%, 01/01/2034	135	135
5.00%, 01/01/2035	375	373
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,207
5.00%, 07/01/2047	250	242
5.00%, 10/01/2047	9,690	9,773
5.00%, 01/01/2048	4,220	3,923
5.00%, 06/15/2054 (4)	3,750	3,716
5.13%, 01/01/2034	705	706
5.13%, 06/15/2043	2,570	2,567
5.25%, 09/15/2029	1,375	1,376
5.25%, 01/01/2044	560	541
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	2,095	2,101
5.63%, 11/15/2030	3,840	3,850
5.63%, 01/01/2052	3,155	3,157
5.75%, 09/15/2027	1,050	1,051
New Jersey Educational Facilities Authority
5.00%, 07/01/2040	270	282
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2033	500	510
New Jersey Higher Education Student Assistance Authority
3.25%, 12/01/2029	180	175

The accompanying notes are an integral part of these financial statements.

393

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 2.67% – (continued)
3.25%, 12/01/2030	$175	$167
3.50%, 12/01/2039	410	382
4.00%, 12/01/2041	360	354
4.00%, 12/01/2044	600	565
4.25%, 12/01/2045	310	303
New Jersey Housing & Mortgage Finance Agency
6.00%, 10/01/2055	105	113
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,749
0.00%, 12/15/2031	2,075	1,617
0.00%, 12/15/2034	200	137
4.00%, 06/15/2039	1,050	1,042
4.00%, 12/15/2039	1,500	1,483
4.00%, 06/15/2040	1,750	1,726
4.00%, 06/15/2042	1,210	1,186
4.00%, 06/15/2045	3,350	3,234
4.00%, 06/15/2046	1,790	1,725
4.00%, 06/15/2050	1,565	1,488
5.00%, 12/15/2030	250	266
5.00%, 06/15/2038	1,675	1,818
5.00%, 06/15/2040	1,305	1,441
5.25%, 06/15/2041	400	448
5.25%, 06/15/2046	695	750
5.25%, 06/15/2046	730	846
5.50%, 06/15/2050	1,185	1,394
New Jersey Turnpike Authority
4.00%, 01/01/2051	725	721
5.25%, 01/01/2052	5,000	5,425
South Jersey Transportation Authority
5.00%, 11/01/2025	500	506
5.00%, 11/01/2045	50	52
Tobacco Settlement Financing Corp.
5.00%, 06/01/2025	1,000	1,005
5.00%, 06/01/2046	10,460	10,447
5.25%, 06/01/2046	8,770	8,989

Total New Jersey		99,296

New Mexico – 0.06%
City of Farmington NM
2.15%, 04/01/2033	550	447
3.88%, 06/01/2040 (1)	300	303
3.90%, 06/01/2040 (1)	500	505
City of Santa Fe NM
5.00%, 05/15/2044	200	200
New Mexico Mortgage Finance Authority
3.50%, 07/01/2050	630	625

Total New Mexico		2,080

New York – 6.20%
Albany Capital Resource Corp.
4.75%, 06/01/2054	550	543
5.00%, 06/01/2064	820	823
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,040	2,063
Build NYC Resource Corp.
4.00%, 06/15/2031 (4)	450	434
4.00%, 06/15/2041 (4)	100	87
4.88%, 05/01/2031 (4)	645	652

The accompanying notes are an integral part of these financial statements.

394

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 6.20% – (continued)
5.00%, 01/01/2035 (4)	$4,750	$4,752
5.00%, 12/01/2041 (4)	2,550	2,416
5.00%, 06/01/2051 (4)	170	147
5.00%, 06/15/2051 (4)	8,890	8,498
5.00%, 12/01/2051 (4)	1,760	1,582
5.00%, 12/01/2055 (4)	1,500	1,328
5.50%, 09/01/2045 (4)	350	350
5.50%, 05/01/2048 (4)	1,390	1,406
City of New York NY
4.00%, 08/01/2050	350	336
5.00%, 09/01/2030	565	622
5.00%, 03/01/2042	140	153
5.25%, 04/01/2054	2,075	2,250
County of Sullivan NY
5.35%, 11/01/2049 (4)	350	351
5.35%, 11/01/2049 (4)	1,000	1,003
Empire State Development Corp.
3.00%, 03/15/2049	5,000	3,813
4.00%, 03/15/2041	2,320	2,323
4.00%, 03/15/2049	500	488
5.00%, 03/15/2057	1,000	1,058
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,185	1,436
5.00%, 01/01/2056	2,280	1,908
5.63%, 01/01/2055	7,115	6,508
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,184
4.00%, 11/15/2045	1,000	952
5.00%, 11/15/2050	225	232
5.00%, 11/15/2052	1,000	1,024
Nassau County Industrial Development Agency
0.00%, 01/01/2058 (1)	2,484	228
9.00%, 01/01/2041 (2)(3)(4)	1,085	1,085
New York City Housing Development Corp.
5.25%, 12/15/2031	2,525	2,580
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,075
3.00%, 01/01/2046	445	347
3.00%, 03/01/2049	380	282
4.00%, 03/01/2045	3,500	3,423
5.00%, 01/01/2026	1,035	1,052
New York City Municipal Water Finance Authority
4.00%, 06/15/2052	1,000	956
4.13%, 06/15/2047	605	596
5.25%, 06/15/2054	1,080	1,178
5.25%, 06/15/2054	2,995	3,255
New York City Transitional Finance Authority
4.38%, 05/01/2053	2,000	1,989
5.00%, 11/01/2047	830	897
5.00%, 05/01/2049	510	549
5.00%, 05/01/2053	1,000	1,065
5.00%, 11/01/2053	750	803
5.25%, 05/01/2048	1,140	1,249
5.25%, 02/01/2053	300	326
5.50%, 11/01/2049	380	425
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	309
4.00%, 02/01/2051	1,000	955

The accompanying notes are an integral part of these financial statements.

395

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 6.20% – (continued)
4.00%, 02/01/2051	$1,000	$955
5.00%, 02/01/2047	3,375	3,581
New York Liberty Development Corp.
2.63%, 09/15/2069	400	372
2.80%, 09/15/2069	1,025	945
2.88%, 11/15/2046	240	178
3.00%, 11/15/2051	1,000	750
5.00%, 11/15/2044 (4)	2,800	2,802
5.15%, 11/15/2034 (4)	2,920	2,923
5.25%, 10/01/2035	2,405	2,736
5.38%, 11/15/2040 (4)	7,910	7,918
New York State Dormitory Authority
3.00%, 02/01/2050	150	117
4.00%, 03/15/2043	1,000	988
4.00%, 03/15/2047	1,585	1,525
4.00%, 03/15/2049	1,500	1,446
4.00%, 09/01/2050	85	76
4.00%, 03/15/2054	2,350	2,232
4.00%, 05/01/2054	2,580	2,418
5.00%, 12/01/2026 (4)	300	300
5.00%, 12/01/2026 (4)	1,500	1,504
5.00%, 12/01/2027 (4)	500	500
5.00%, 12/01/2028 (4)	600	600
5.00%, 12/01/2028 (4)	3,300	3,304
5.00%, 12/01/2029 (4)	450	449
5.00%, 12/01/2030 (4)	1,000	996
5.00%, 12/01/2031 (4)	1,200	1,189
5.00%, 12/01/2033 (4)	700	687
5.00%, 12/01/2036 (4)	100	96
5.00%, 03/15/2046	2,220	2,361
5.25%, 10/01/2049	2,940	3,102
5.25%, 03/15/2052	1,175	1,279
5.50%, 11/01/2047	1,470	1,582
5.50%, 07/01/2054	2,000	2,243
New York State Environmental Facilities Corp.
3.13%, 12/01/2044 (1)(4)	500	492
5.13%, 09/01/2050 (1)(4)	510	530
5.25%, 06/15/2053	3,155	3,477
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,419
New York Transportation Development Corp.
0.00%, 12/31/2054	1,775	1,124
2.25%, 08/01/2026	1,340	1,303
3.00%, 08/01/2031	5,535	5,158
4.00%, 10/01/2030	775	769
4.00%, 01/01/2036	100	96
4.00%, 12/01/2039	100	98
4.00%, 12/01/2042	1,315	1,215
4.38%, 10/01/2045	2,355	2,242
5.00%, 08/01/2026	1,195	1,197
5.00%, 12/01/2026	165	170
5.00%, 01/01/2027	4,000	4,095
5.00%, 12/01/2028	925	963
5.00%, 12/01/2028	1,200	1,250
5.00%, 01/01/2029	1,545	1,594
5.00%, 01/01/2030	100	103
5.00%, 01/01/2031	4,015	4,125
5.00%, 08/01/2031	11,175	11,190

The accompanying notes are an integral part of these financial statements.

396

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 6.20% – (continued)
5.00%, 01/01/2032	$215	$221
5.00%, 01/01/2033	500	512
5.00%, 01/01/2034	1,750	1,790
5.00%, 12/01/2034	400	417
5.00%, 12/01/2034	1,395	1,492
5.00%, 10/01/2035	1,695	1,758
5.00%, 01/01/2036	3,565	3,637
5.00%, 12/01/2037	500	516
5.00%, 12/01/2039	885	922
5.00%, 10/01/2040	2,460	2,515
5.00%, 12/01/2040	560	581
5.00%, 07/01/2041	685	685
5.00%, 12/01/2041	810	836
5.00%, 12/01/2042	560	576
5.00%, 07/01/2046	1,540	1,540
5.13%, 06/30/2060	750	770
5.25%, 08/01/2031	1,200	1,249
5.25%, 01/01/2050	1,325	1,325
5.25%, 06/30/2060	2,380	2,481
5.38%, 08/01/2036	1,415	1,481
5.50%, 06/30/2054	1,800	1,888
5.50%, 12/31/2060	8,680	9,158
5.63%, 04/01/2040	750	797
6.00%, 04/01/2035	1,790	1,993
6.00%, 06/30/2054	4,350	4,653
Niagara Area Development Corp.
4.75%, 11/01/2042 (4)	1,000	937
Oneida Indian Nation of New York
6.00%, 09/01/2043 (4)	300	327
Onondaga Civic Development Corp.
5.38%, 08/01/2054	480	429
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,077
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051	500	488
Suffolk Regional Off-Track Betting Co.
5.75%, 12/01/2044	750	775
6.00%, 12/01/2053	550	571
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
4.00%, 11/15/2054	1,500	1,434
5.00%, 11/15/2054	1,500	1,565
5.25%, 05/15/2054	950	1,036
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2054	1,500	1,604
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	554
5.00%, 01/01/2041	500	518
5.00%, 11/01/2046	600	577
5.75%, 11/01/2048	1,150	1,277
5.75%, 11/01/2049	1,250	1,386
Yonkers Economic Development Corp.
4.00%, 10/15/2029	200	198
5.00%, 10/15/2039	315	319

Total New York		230,135

The accompanying notes are an integral part of these financial statements.

397

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.56%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	$1,525	$1,497
4.00%, 07/01/2039	1,670	1,630
4.00%, 07/01/2040	2,030	1,966
4.00%, 07/01/2041	1,500	1,441
5.00%, 07/01/2048	1,620	1,685
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2054	2,000	2,155
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,255
North Carolina Housing Finance Agency
3.00%, 07/01/2051	770	753
3.20%, 07/01/2056 (1)	850	846
5.00%, 07/01/2047	135	137
6.25%, 01/01/2055	150	163
6.25%, 01/01/2055	170	189
North Carolina Medical Care Commission
4.00%, 03/01/2031	575	567
4.00%, 03/01/2036	160	154
4.00%, 03/01/2041	2,225	2,039
4.00%, 09/01/2041	75	68
4.00%, 03/01/2042	1,830	1,660
4.00%, 09/01/2047	1,065	917
4.00%, 03/01/2051	4,240	3,566
4.00%, 09/01/2051	65	54
4.00%, 01/01/2052	35	29
4.70%, 07/01/2037	735	584
4.88%, 07/01/2040	915	704
5.00%, 10/01/2025	385	387
5.00%, 10/01/2025	1,000	1,000
5.00%, 10/01/2030	550	550
5.00%, 10/01/2030	2,100	2,078
5.00%, 01/01/2031	625	622
5.00%, 10/01/2031	3,070	3,095
5.00%, 10/01/2037	355	356
5.00%, 01/01/2038	800	817
5.00%, 01/01/2039	1,225	1,167
5.00%, 07/01/2039	1,110	1,123
5.00%, 10/01/2040	175	181
5.00%, 10/01/2043	2,000	1,808
5.00%, 07/01/2044	1,100	1,100
5.00%, 09/01/2044	1,260	1,286
5.00%, 07/01/2045	300	219
5.00%, 10/01/2045	1,270	1,297
5.00%, 07/01/2047	80	57
5.00%, 01/01/2049	700	701
5.00%, 07/01/2049	1,900	1,856
5.00%, 10/01/2049	750	765
5.00%, 10/01/2050	500	483
5.25%, 10/01/2037	360	355
5.38%, 10/01/2045	1,800	1,700
5.50%, 09/01/2044	1,405	1,434
5.50%, 09/01/2054	175	175
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	45	45
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,317
5.00%, 01/01/2032	1,000	1,027

The accompanying notes are an integral part of these financial statements.

398

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.56% – (continued)
5.00%, 07/01/2047	$385	$388
5.00%, 07/01/2051	1,055	1,059
5.00%, 07/01/2054	585	587

Total North Carolina		58,094

North Dakota – 0.12%
City of Horace ND
4.50%, 05/01/2039	500	499
5.00%, 05/01/2050	1,500	1,522
County of Ward ND
5.00%, 06/01/2038	500	504
5.00%, 06/01/2043	50	50
North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	38
6.00%, 07/01/2055	985	1,093
6.25%, 01/01/2055	565	628

Total North Dakota		4,334

Ohio – 3.96%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	419
4.00%, 11/15/2034	500	490
4.00%, 11/15/2036	2,000	1,934
4.00%, 11/15/2037	1,600	1,530
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2048	300	261
5.00%, 06/01/2055	70,390	62,382
Butler County Port Authority
4.00%, 05/15/2033	110	108
4.00%, 05/15/2046	1,000	870
City of Centerville OH
5.00%, 11/01/2025	420	420
5.25%, 11/01/2037	100	100
5.25%, 11/01/2047	150	143
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055 (4)	200	165
4.50%, 12/01/2055 (4)	400	344
5.25%, 12/01/2038	500	511
5.50%, 12/01/2043	240	244
5.50%, 12/01/2053	2,700	2,718
5.88%, 01/01/2049 (4)	275	269
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	1,001
County of Butler OH
5.00%, 11/15/2045	75	74
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,409
5.00%, 02/15/2057	205	205
5.50%, 02/15/2052	3,145	3,195
5.50%, 02/15/2057	7,850	7,967
County of Franklin OH
4.00%, 07/01/2033	385	372
4.00%, 07/01/2033	665	642
4.00%, 07/01/2036	625	582
County of Hamilton OH
5.00%, 01/01/2037	230	231
5.00%, 01/01/2042	1,000	981
5.00%, 01/01/2047	500	483

The accompanying notes are an integral part of these financial statements.

399

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 3.96% – (continued)
5.00%, 09/15/2050	$290	$289
5.75%, 01/01/2053	400	416
County of Lucas OH
5.25%, 11/15/2048	1,940	1,958
County of Marion OH
5.00%, 12/01/2039	110	95
5.13%, 12/01/2049	700	571
County of Muskingum OH
5.00%, 02/15/2033	1,000	1,004
5.00%, 02/15/2044	340	334
5.00%, 02/15/2048	2,080	2,027
County of Warren OH
5.00%, 07/01/2039	800	800
County of Washington OH
6.75%, 12/01/2052	1,140	1,253
Franklin County Convention Facilities Authority Hotel Project Revenue
5.00%, 12/01/2044	3,165	3,092
5.00%, 12/01/2051	2,645	2,529
Ohio Air Quality Development Authority
1.50%, 02/01/2026 (1)	300	291
2.50%, 11/01/2042 (1)	500	462
2.60%, 06/01/2041 (1)	1,645	1,527
2.88%, 02/01/2026	1,000	981
3.25%, 09/01/2029	2,585	2,504
3.70%, 12/01/2027	1,075	1,064
3.75%, 01/01/2029	925	914
4.00%, 09/01/2030 (1)	85	85
4.25%, 01/15/2038 (4)	500	492
4.25%, 11/01/2039 (1)	4,115	4,150
4.50%, 01/15/2048 (4)	2,385	2,271
5.00%, 07/01/2049 (4)	11,720	10,910
Ohio Higher Educational Facility Commission
3.80%, 01/01/2039 (1)	1,700	1,700
5.00%, 12/01/2045	300	291
5.00%, 12/01/2050	100	95
5.25%, 01/01/2047	500	519
5.25%, 01/01/2052	250	258
Ohio Housing Finance Agency
6.00%, 01/01/2045 (4)	1,930	1,924
6.25%, 03/01/2055	450	490
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	955
State of Ohio
4.00%, 01/15/2038	70	69
4.00%, 01/15/2039	135	133
5.00%, 12/01/2048 (4)	800	744
5.00%, 01/15/2050	1,170	1,201
Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,736
5.75%, 12/01/2053	2,570	2,739

Total Ohio		146,923

Oklahoma – 0.61%
Norman Regional Hospital Authority
3.25%, 09/01/2039	335	245
4.00%, 09/01/2045	2,830	2,331
5.00%, 09/01/2037	750	716
5.00%, 09/01/2045	750	710

The accompanying notes are an integral part of these financial statements.

400

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.61% – (continued)
Oklahoma County Finance Authority
2.00%, 12/01/2047	$510	$28
5.88%, 12/01/2047	2,478	1,898
6.25%, 06/15/2054 (4)	2,120	2,182
6.50%, 06/15/2064 (4)	155	161
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,746
5.50%, 08/15/2052	250	254
5.50%, 08/15/2057	2,555	2,595
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	325	355
6.25%, 09/01/2055	350	389
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,529
5.50%, 01/01/2053	1,500	1,649
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	746
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	407
5.25%, 11/15/2037	1,085	1,099
5.25%, 11/15/2045	1,595	1,603

Total Oklahoma		22,643

Oregon – 0.54%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	36
5.00%, 11/15/2037	35	35
5.00%, 11/15/2047	95	93
5.00%, 11/15/2052	645	620
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2041	1,170	990
4.00%, 12/01/2051	1,050	793
4.00%, 12/01/2056	905	663
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	202
5.00%, 09/01/2032	270	273
5.00%, 09/01/2046	1,000	1,009
Oregon State Facilities Authority
5.00%, 06/01/2052	325	337
Polk County Hospital Facility Authority
5.50%, 07/01/2050	25	25
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,636
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,975	1,785
4.00%, 05/15/2047	475	402
4.00%, 05/15/2057	1,500	1,166
State of Oregon
3.50%, 12/01/2050	380	377
State of Oregon Housing & Community Services Department
6.50%, 07/01/2054	1,900	2,109
Yamhill County Hospital Authority
4.00%, 11/15/2026	10	10
5.00%, 11/15/2031	25	25
5.00%, 11/15/2036	30	29
5.00%, 11/15/2051	1,005	851
5.00%, 11/15/2051	1,100	931
5.00%, 11/15/2056	1,940	1,612

Total Oregon		20,009

The accompanying notes are an integral part of these financial statements.

401

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Territory – 0.22%
Freddie Mac Multifamily ML Certificates
0.00%, 11/25/2038 (1)	$2,495	$2,309
0.00%, 05/25/2041 (1)	898	862
0.00%, 04/25/2043 (1)	347	287
3.16%, 12/25/2038	3,497	2,988
4.14%, 01/25/2040 (1)	739	709
4.76%, 08/25/2041 (6)	850	861

Total Other Territory		8,016

Pennsylvania – 4.26%
Adams County General Authority
5.00%, 06/01/2054	150	152
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (4)	800	817
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	27
5.00%, 05/01/2032 (4)	2,260	2,289
5.00%, 05/01/2036	850	904
5.00%, 05/01/2042 (4)	2,675	2,676
5.00%, 05/01/2042	3,875	4,026
5.00%, 05/01/2042 (4)	4,955	4,953
5.00%, 05/01/2042 (4)	6,190	6,272
5.25%, 05/01/2042 (4)	535	534
5.38%, 05/01/2042 (4)	645	647
6.00%, 05/01/2042 (4)	295	308
Berks County Industrial Development Authority
5.00%, 05/15/2032	150	153
Berks County Municipal Authority
0.00%, 06/30/2044	2,595	1,487
0.00%, 06/30/2044	8,217	5,770
5.00%, 06/30/2039	2,785	2,685
6.00%, 06/30/2034	317	339
7.00%, 06/30/2039	4,026	3,626
8.00%, 06/30/2034	610	619
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	225
4.00%, 07/01/2051	250	210
5.00%, 07/01/2028	500	516
5.00%, 07/01/2029	500	519
5.00%, 07/01/2030	675	706
Butler County Hospital Authority
5.00%, 07/01/2035	570	555
5.00%, 07/01/2039	320	298
Chester County Industrial Development Authority
4.50%, 10/01/2049 (4)	500	466
4.50%, 10/01/2064 (4)	2,285	2,061
5.00%, 03/01/2027	555	564
5.00%, 03/01/2038 (4)	225	222
5.13%, 03/01/2048 (4)	660	634
5.88%, 10/15/2047 (4)	3,385	3,512
Crawford County Hospital Authority
6.00%, 06/01/2036	200	203
Cumberland County Municipal Authority
4.50%, 01/01/2036 (4)	270	257
4.50%, 01/01/2040 (4)	3,825	3,504
4.50%, 01/01/2041 (4)	285	258
5.00%, 01/01/2034	50	50
5.00%, 01/01/2039	610	597

The accompanying notes are an integral part of these financial statements.

402

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.26% – (continued)
Doylestown Hospital Authority
4.00%, 07/01/2045	$675	$617
5.00%, 07/01/2046	340	342
5.00%, 07/01/2049	160	172
5.00%, 07/01/2049	2,170	2,211
5.38%, 07/01/2039 (4)	145	157
DuBois Hospital Authority
4.00%, 07/15/2048	585	485
4.00%, 07/15/2051	1,250	1,019
5.00%, 07/15/2035	205	214
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	55
5.00%, 07/01/2035	70	71
Franklin County Industrial Development Authority
5.00%, 12/01/2043	180	170
5.00%, 12/01/2048	90	83
5.00%, 12/01/2053	595	533
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	348
5.00%, 07/01/2030	850	867
5.00%, 07/01/2031	1,915	1,951
5.00%, 07/01/2034	2,000	2,028
Lancaster County Hospital Authority
5.00%, 07/01/2030	195	196
5.00%, 07/01/2031	560	562
5.00%, 07/01/2032	560	562
5.00%, 12/01/2032	250	243
5.00%, 07/01/2035	500	502
5.00%, 12/01/2037	820	760
5.00%, 07/01/2045	1,970	1,972
5.00%, 12/01/2047	2,010	1,672
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	70
Lancaster Industrial Development Authority
4.00%, 07/01/2051	250	216
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	413
4.00%, 03/01/2039	320	287
4.00%, 03/01/2040	500	443
4.00%, 03/01/2046	750	629
4.00%, 03/01/2051	800	643
Monroe County Hospital Authority
5.10%, 06/15/2039 (4)(10)	2,005	1,969
8.00%, 06/15/2039 (4)(10)	1,485	1,451
Montgomery County Higher Education & Health Authority
4.00%, 12/01/2048	125	106
5.00%, 12/01/2037	320	325
5.00%, 09/01/2043	345	352
Montgomery County Industrial Development Authority
4.10%, 04/01/2053 (1)	1,185	1,206
5.25%, 01/15/2036	345	345
5.25%, 01/01/2040	1,750	1,703
5.25%, 01/15/2045	1,250	1,251
5.38%, 01/01/2050	960	889
Pennsylvania Economic Development Financing Authority
3.00%, 10/15/2046	200	159
3.25%, 08/01/2039 (4)	1,030	838
4.00%, 07/01/2033	500	500

The accompanying notes are an integral part of these financial statements.

403

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.26% – (continued)
4.00%, 07/01/2046	$565	$513
4.25%, 08/01/2038 (1)	3,000	3,000
5.00%, 12/31/2034	1,250	1,266
5.00%, 12/31/2038	4,750	4,794
5.00%, 06/30/2042	1,370	1,378
5.25%, 07/01/2046	55	58
5.25%, 07/01/2049	150	157
5.25%, 06/30/2053	1,000	1,026
5.50%, 06/30/2040	270	291
5.50%, 06/30/2041	160	172
5.50%, 06/30/2043	160	171
5.50%, 11/01/2044	595	596
5.75%, 06/30/2048	8,345	8,951
6.00%, 06/30/2061	4,715	5,136
9.00%, 04/01/2051 (1)(4)	3,810	4,310
Pennsylvania Higher Education Assistance Agency
2.63%, 06/01/2042	2,000	1,777
4.00%, 06/01/2044	120	115
4.13%, 06/01/2045	170	165
Pennsylvania Higher Educational Facilities Authority
3.90% (3 Month Term SOFR + 0.65%), 07/01/2039 (5)	570	527
5.00%, 09/01/2027	755	757
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,345	3,534
6.00%, 10/01/2054	350	379
6.00%, 10/01/2054	600	647
6.25%, 10/01/2054	125	137
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,930
4.00%, 12/01/2046	2,000	1,922
4.00%, 12/01/2050	1,880	1,781
5.25%, 12/01/2052	2,385	2,575
5.25%, 12/01/2054	480	525
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,770
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	595	585
4.00%, 06/01/2041	750	676
4.00%, 06/01/2051	800	658
4.00%, 06/01/2056	850	681
5.00%, 08/01/2030	100	102
5.00%, 07/01/2031	205	207
5.00%, 07/01/2032	600	604
5.00%, 07/01/2037	365	365
5.00%, 06/15/2039 (4)	305	311
5.00%, 06/15/2039	500	487
5.00%, 06/15/2040 (4)	900	905
5.00%, 08/01/2040	620	626
5.00%, 07/01/2042	145	141
5.00%, 06/15/2043 (4)	215	216
5.00%, 06/15/2050	1,375	1,253
5.00%, 06/15/2050 (4)	1,700	1,663
5.00%, 08/01/2050	340	326
5.00%, 08/01/2050	1,050	1,055
5.25%, 11/01/2052	3,030	3,239
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,500	1,518
5.00%, 01/01/2038	3,125	3,148

The accompanying notes are an integral part of these financial statements.

404

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 4.26% – (continued)
West Cornwall Township Municipal Authority
4.00%, 11/15/2041	$370	$340
4.00%, 11/15/2046	1,050	914
5.00%, 12/15/2038	250	251
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037	335	315

Total Pennsylvania		158,210

Puerto Rico – 7.93%
Commonwealth of Puerto Rico
0.00%, 07/01/2033	3,809	2,576
0.00%, 11/01/2043 (1)	29,597	18,127
0.00%, 11/01/2051 (1)	58	18
0.00%, 11/01/2051 (1)	18,191	9,709
0.00%, 11/01/2051 (1)	30,053	18,632
4.00%, 07/01/2033	6,573	6,473
4.00%, 07/01/2035	4,640	4,523
4.00%, 07/01/2037	6,528	6,295
4.00%, 07/01/2041	6,042	5,713
4.00%, 07/01/2046	4,721	4,384
5.38%, 07/01/2025	8,011	8,057
5.63%, 07/01/2027	4,402	4,562
5.63%, 07/01/2029	2,890	3,078
5.75%, 07/01/2031	7,747	8,472
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (4)	2,320	2,190
4.00%, 07/01/2042 (4)	4,960	4,659
4.00%, 07/01/2042 (4)	8,380	7,910
4.00%, 07/01/2047 (4)	1,250	1,141
4.00%, 07/01/2047 (4)	1,450	1,314
5.00%, 07/01/2027 (4)	1,070	1,095
5.00%, 07/01/2029 (4)	1,660	1,723
5.00%, 07/01/2029 (4)	3,395	3,523
5.00%, 07/01/2030 (4)	16,360	17,031
5.00%, 07/01/2033 (4)	475	496
5.00%, 07/01/2033 (4)	5,620	5,862
5.00%, 07/01/2035 (4)	11,815	12,175
5.00%, 07/01/2037 (4)	1,145	1,180
5.00%, 07/01/2037 (4)	2,580	2,669
5.00%, 07/01/2037 (4)	6,215	6,405
5.00%, 07/01/2047 (4)	7,660	7,738
Puerto Rico Electric Power Authority
3.63%, 07/01/2025 (2)(3)	5	3
3.70%, 07/01/2050 (2)(3)	30	16
4.25%, 07/01/2025 (2)(3)	25	14
4.63%, 07/01/2025 (2)(3)	65	35
4.63%, 07/01/2030 (2)(3)	15	8
4.75%, 07/01/2033	165	162
5.00%, 07/01/2050 (2)(3)	15	8
5.00%, 07/01/2050 (2)(3)	250	135
5.00%, 07/01/2050 (2)(3)	70	38
5.00%, 07/01/2050 (2)(3)	140	76
5.00%, 07/01/2025 (2)(3)	5	3
5.00%, 07/01/2025 (2)(3)	50	27
5.00%, 07/01/2025 (2)(3)	75	41
5.00%, 07/01/2025 (2)(3)	85	46
5.00%, 07/01/2025 (2)(3)	110	59
5.00%, 07/01/2025 (2)(3)	115	62

The accompanying notes are an integral part of these financial statements.

405

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 7.93% – (continued)
5.00%, 07/01/2025 (2)(3)	$220	$119
5.00%, 07/01/2025 (2)(3)	570	308
5.00%, 07/01/2026 (2)(3)	125	68
5.00%, 07/01/2027 (2)(3)	25	14
5.00%, 07/01/2027 (2)(3)	35	19
5.00%, 07/01/2028 (2)(3)	45	24
5.00%, 07/01/2028 (2)(3)	170	92
5.00%, 07/01/2029 (2)(3)	755	408
5.00%, 07/01/2032 (2)(3)	130	70
5.00%, 07/01/2032 (2)(3)	900	486
5.00%, 07/01/2037 (2)(3)	3,515	1,898
5.00%, 07/01/2042 (2)(3)	3,740	2,020
5.05%, 07/01/2042 (2)(3)	225	122
5.25%, 07/01/2050 (2)(3)	395	213
5.25%, 07/01/2025 (2)(3)	110	59
5.25%, 07/01/2025 (2)(3)	125	68
5.25%, 07/01/2025 (2)(3)	240	130
5.25%, 07/01/2025 (2)(3)	315	170
5.25%, 07/01/2025 (2)(3)	465	251
5.25%, 07/01/2025 (2)(3)	3,530	1,906
5.25%, 07/01/2026 (2)(3)	155	84
5.25%, 07/01/2026 (2)(3)	160	86
5.25%, 07/01/2026 (2)(3)	2,825	1,526
5.25%, 07/01/2027 (2)(3)	215	116
5.25%, 07/01/2027 (2)(3)	410	221
5.25%, 07/01/2027 (2)(3)	415	224
5.25%, 07/01/2028 (2)(3)	295	159
5.25%, 07/01/2029 (2)(3)	340	184
5.25%, 07/01/2033 (2)(3)	2,000	1,080
5.25%, 07/01/2035 (2)(3)	300	162
5.25%, 07/01/2040 (2)(3)	4,715	2,546
5.50%, 07/01/2051 (2)(3)	40	22
5.50%, 07/01/2025 (2)(3)	40	22
5.50%, 07/01/2038 (2)(3)	6,890	3,721
5.75%, 07/01/2036 (2)(3)	150	81
5.75%, 07/01/2036 (2)(3)	1,400	756
6.75%, 07/01/2036 (2)(3)	2,265	1,223
7.00%, 07/01/2040 (2)(3)	5	3
7.25%, 07/01/2030 (2)(3)	265	143
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.50%, 10/01/2029	50	50
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2029	3,394	2,848
0.00%, 07/01/2031	7,092	5,451
0.00%, 07/01/2033	5,431	3,824
0.00%, 07/01/2046	66,957	21,538
0.00%, 07/01/2051	11,072	2,586
4.33%, 07/01/2040	2,943	2,909
4.33%, 07/01/2040	6,925	6,830
4.54%, 07/01/2053	205	200
4.55%, 07/01/2040	1,442	1,442
4.75%, 07/01/2053	13,336	13,137
4.78%, 07/01/2058	16,404	16,110
5.00%, 07/01/2058	18,179	18,111
University of Puerto Rico
5.00%, 06/01/2025	100	100
5.00%, 06/01/2025	150	150
5.00%, 06/01/2026	100	99

The accompanying notes are an integral part of these financial statements.

406

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 7.93% – (continued)
5.00%, 06/01/2030	$5	$5
5.00%, 06/01/2030	60	58
5.00%, 06/01/2036	75	72

Total Puerto Rico		294,787

Rhode Island – 0.17%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035 (2)(3)	855	333
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	338
5.25%, 05/15/2049	850	898
5.25%, 05/15/2054	970	1,019
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	233
3.63%, 12/01/2037	565	531
4.13%, 12/01/2041	1,340	1,284
4.13%, 12/01/2043	150	144
4.13%, 12/01/2043	300	283
5.00%, 12/01/2026	750	764
5.00%, 12/01/2028	300	311

Total Rhode Island		6,138

South Carolina – 1.01%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	1,026	460
0.00%, 01/01/2032	4,309	2,571
0.00%, 01/01/2042	9,070	2,664
0.00%, 07/22/2051	151	6
0.00%, 07/22/2051	1,510	147
0.00%, 07/22/2051	30,027	4,059
South Carolina Jobs-Economic Development Authority
3.95%, 05/01/2048 (1)	1,300	1,300
4.00%, 04/01/2033 (1)	1,730	1,737
5.00%, 05/01/2037	500	464
5.00%, 05/01/2042	500	437
5.00%, 11/15/2042	585	585
5.00%, 05/01/2043	4,675	4,763
5.00%, 04/01/2047	2,000	1,933
5.00%, 04/01/2052	1,750	1,656
5.00%, 11/15/2054	1,750	1,660
5.50%, 11/15/2044	130	137
5.75%, 11/15/2029	1,500	1,500
5.75%, 11/15/2054	275	290
6.00%, 02/01/2035 (2)(3)(4)	955	96
6.25%, 02/01/2045 (2)(3)(4)	1,860	186
7.13%, 06/15/2053 (4)	135	140
7.50%, 11/15/2053	1,275	1,364
7.75%, 11/15/2058	400	432
8.00%, 12/06/2029 (2)(3)	135	108
South Carolina Public Service Authority
4.00%, 12/01/2050	1,599	1,470
5.00%, 12/01/2037	500	507
5.00%, 12/01/2041	500	507
5.00%, 12/01/2050	500	500
5.00%, 12/01/2056	945	952
5.25%, 12/01/2055	910	915
South Carolina State Housing Finance & Development Authority
6.00%, 01/01/2054	195	212

The accompanying notes are an integral part of these financial statements.

407

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.01% – (continued)
6.25%, 07/01/2054	$1,985	$2,192
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,471

Total South Carolina		37,421

South Dakota – 0.23%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	104
5.00%, 11/01/2032	95	94
5.00%, 11/01/2042	1,885	1,763
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,706
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,510
South Dakota Housing Development Authority
4.00%, 11/01/2047	215	215
6.25%, 05/01/2055	2,380	2,592
6.25%, 11/01/2055	250	279

Total South Dakota		8,363

Tennessee – 1.23%
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	503
5.00%, 10/01/2032	1,215	1,221
5.00%, 10/01/2035	2,445	2,453
City of Memphis TN Electric System Revenue
5.00%, 12/01/2042	350	388
5.00%, 12/01/2054	200	213
Clarksville Public Building Authority
4.18%, 01/01/2033 (1)	3,500	3,500
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,323
Industrial Development Board Of The City Of Kingsport Tennessee
5.25%, 12/01/2054 (1)(4)	2,985	2,998
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046	1,100	1,103
5.00%, 07/01/2049	750	779
5.25%, 07/01/2064	575	597
5.50%, 07/01/2054	10	11
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	340	305
5.50%, 07/01/2037	1,600	1,197
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2054	1,500	1,452
5.25%, 05/01/2053	2,500	2,665
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043 (4)	250	103
4.00%, 06/01/2051 (4)	1,850	1,599
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,185
Montgomery County Public Building Authority
4.18%, 07/01/2034 (1)	4,725	4,725
4.18%, 07/01/2038 (1)	2,715	2,715
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (4)	315	317
5.13%, 06/01/2036 (4)	3,290	3,338

The accompanying notes are an integral part of these financial statements.

408

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.23% – (continued)
Shelby County Health & Educational Facilities Board
5.25%, 06/01/2056 (4)	$1,000	$1,007
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	34
5.00%, 09/01/2037 (4)	1,590	1,410
5.00%, 09/01/2049 (1)	1,335	1,406
5.25%, 12/01/2044	80	75
5.25%, 12/01/2049	230	208
Tennergy Corp.
4.00%, 12/01/2051 (1)	500	501
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,759
5.00%, 05/01/2052 (1)	1,000	1,057
5.25%, 09/01/2026	810	821
Tennessee Housing Development Agency
3.50%, 01/01/2050	430	426
5.75%, 01/01/2055	150	160
6.00%, 01/01/2055	60	66
6.25%, 01/01/2054	115	124

Total Tennessee		45,744

Texas – 7.03%
Aldine Independent School District
4.00%, 02/15/2054	3,600	3,429
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036	250	231
4.00%, 08/15/2041	1,520	1,323
4.00%, 08/15/2046	350	293
4.00%, 02/15/2054	350	328
4.13%, 06/15/2054	120	115
4.50%, 06/15/2044 (4)	500	474
4.75%, 08/15/2044	95	92
4.88%, 06/15/2059 (4)	190	183
5.00%, 12/01/2036	1,405	1,420
5.00%, 08/15/2041	300	278
5.00%, 08/15/2049	25	25
5.00%, 08/15/2054	830	810
5.00%, 06/15/2064 (4)	190	185
5.75%, 08/15/2062	1,600	1,461
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	1,150	1,150
5.00%, 01/01/2027	400	399
5.00%, 01/01/2028	575	573
5.00%, 01/01/2028	1,630	1,644
5.00%, 01/01/2029	555	552
5.00%, 01/01/2029	1,045	1,053
5.00%, 01/01/2030	140	141
5.00%, 01/01/2030	720	714
5.00%, 01/01/2031	200	201
5.00%, 01/01/2032	155	153
5.00%, 01/01/2032	1,925	1,937
5.00%, 01/01/2033	210	211
5.00%, 01/01/2034	240	241
5.00%, 01/01/2034	1,215	1,184
Baytown Municipal Development District
4.00%, 10/01/2050	1,770	1,408
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95

The accompanying notes are an integral part of these financial statements.

409

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 7.03% – (continued)
5.00%, 12/01/2030	$115	$115
5.00%, 12/01/2040	200	196
5.00%, 12/01/2045	740	720
5.25%, 12/01/2035	665	666
Board of Regents of the University of Texas System
5.00%, 08/15/2044	750	825
Brazoria County Industrial Development Corp.
7.00%, 03/01/2039 (2)(3)	250	213
8.50%, 03/01/2039 (4)	1,400	1,190
10.00%, 06/01/2042 (1)(4)	350	315
12.00%, 06/01/2043 (4)	500	491
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	404
4.00%, 04/01/2045	350	329
Capital Area Housing Finance Corp.
3.50%, 01/01/2041 (1)	1,000	995
Carrollton-Farmers Branch Independent School District
4.00%, 02/15/2053	2,000	1,903
Celina Independent School District
4.00%, 02/15/2054	1,000	953
Central Texas Regional Mobility Authority
5.00%, 01/01/2037	605	645
Central Texas Turnpike System
0.00%, 08/15/2028	150	131
5.00%, 08/15/2039	1,225	1,353
5.00%, 08/15/2042	1,500	1,632
City of Austin TX
5.00%, 11/01/2044 (4)	560	554
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	83
5.25%, 11/15/2047	2,160	2,291
City of Celina TX
5.50%, 09/01/2054 (4)	650	658
City of Dallas TX
6.00%, 08/15/2053 (1)(4)	905	907
City of Friendswood TX
7.00%, 09/15/2054	2,665	2,660
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,720	3,460
4.00%, 07/15/2041	8,140	7,569
5.00%, 07/01/2025	1,250	1,258
5.00%, 07/01/2027	1,725	1,755
5.00%, 07/15/2027	600	610
5.00%, 07/15/2027	5,075	5,164
5.00%, 07/01/2029	500	500
5.00%, 07/15/2030	1,620	1,628
5.00%, 07/15/2035	1,700	1,703
5.25%, 07/15/2033	2,790	2,921
5.25%, 07/15/2034	2,070	2,168
5.50%, 07/15/2036	1,990	2,109
5.50%, 07/15/2037	1,200	1,270
5.50%, 07/15/2038	4,700	4,967
5.50%, 07/15/2039	3,200	3,377
6.63%, 07/15/2038	2,000	2,019
City of Houston TX Combined Utility System Revenue
5.25%, 11/15/2054	250	271

The accompanying notes are an integral part of these financial statements.

410

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 7.03% – (continued)
City of Justin TX
4.00%, 09/01/2051 (4)	$350	$296
City of Lavon TX
4.38%, 09/15/2031 (4)	294	292
5.13%, 09/15/2044 (4)	600	595
5.50%, 09/15/2054 (4)	729	724
City of Princeton TX
5.25%, 09/01/2054 (4)	1,000	991
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	201
City of Seagoville TX
6.00%, 09/15/2044 (4)	1,000	1,007
6.25%, 09/15/2054 (4)	1,500	1,504
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	253
4.00%, 08/15/2054	1,470	1,378
4.13%, 08/15/2049	3,885	3,772
4.25%, 08/15/2053	2,800	2,785
5.00%, 12/01/2035	940	942
5.75%, 06/15/2044 (4)	100	99
6.00%, 06/15/2054 (4)	850	840
6.13%, 08/15/2048	7,835	7,896
6.25%, 06/15/2053 (4)	350	353
Conroe Local Government Corp.
3.50%, 10/01/2031 (4)	20	16
4.00%, 10/01/2050	855	681
5.00%, 10/01/2050 (4)	120	94
County of Denton TX
5.25%, 12/31/2044 (4)	149	147
6.00%, 12/31/2044 (4)	157	157
6.13%, 12/31/2054 (4)	112	111
6.25%, 12/31/2054 (4)	237	234
County of Harris TX
5.00%, 09/15/2054	300	319
5.00%, 09/15/2054	350	373
County of Harris TX Toll Road Revenue
4.00%, 08/15/2054	2,000	1,871
County of Medina TX
5.50%, 09/01/2044 (4)	255	258
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	241
Duncanville Independent School District
5.00%, 02/15/2049	1,500	1,596
El Paso County Hospital District
4.25%, 02/15/2054	235	226
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	1,010	1,010
4.75%, 11/01/2042	955	955
Garland Independent School District
5.00%, 02/15/2048	105	112
Greenwood Independent School District
4.00%, 02/15/2054	250	237
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	7,445	7,446
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	35
5.00%, 07/01/2038	2,275	2,523
5.00%, 01/01/2043	365	365

The accompanying notes are an integral part of these financial statements.

411

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 7.03% – (continued)
5.00%, 01/01/2048	$1,410	$1,411
Harris County-Houston Sports Authority
5.00%, 11/15/2041	850	916
5.00%, 11/15/2042	250	268
5.00%, 11/15/2043	2,450	2,619
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	1,350	1,303
4.00%, 12/01/2039	500	480
4.00%, 12/01/2040	70	66
4.00%, 12/01/2041	420	395
Humble Independent School District
4.00%, 02/15/2054	2,000	1,905
Hurst-Euless-Bedford Independent School District
4.00%, 08/15/2050	2,100	1,997
Hutto Independent School District
5.00%, 08/01/2054	1,200	1,283
Katy Independent School District
4.00%, 02/15/2053	1,000	952
Kaufman Independent School District
5.00%, 02/15/2054	200	213
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	875	875
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	2,022
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	510
4.40%, 05/01/2030	1,000	1,035
Medina Valley Independent School District
4.00%, 02/15/2053	3,000	2,855
Midland Independent School District
4.00%, 02/15/2054	2,200	2,094
Mission Economic Development Corp.
4.00%, 06/01/2054 (1)	550	546
4.63%, 10/01/2031 (4)	10,710	10,665
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	86
5.00%, 09/15/2033	310	312
5.00%, 09/15/2034	95	96
5.00%, 09/15/2035	1,185	1,192
5.00%, 09/15/2036	170	171
5.00%, 09/15/2037	1,245	1,251
5.00%, 09/15/2038	215	216
5.00%, 09/15/2043	645	647
5.00%, 09/15/2048	1,335	1,339
New Caney Independent School District
4.00%, 02/15/2054	1,500	1,429
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061 (1)	489	178
3.38%, 08/15/2029 (4)	210	198
4.00%, 01/01/2041	1,385	1,210
4.00%, 11/01/2049	125	118
5.00%, 04/01/2029	1,395	1,396
5.00%, 04/01/2030	35	35
5.00%, 04/01/2031	335	343
5.00%, 10/01/2031	230	227
5.00%, 11/01/2031	1,750	1,787
5.00%, 10/01/2032	30	29
5.00%, 10/01/2033	70	69

The accompanying notes are an integral part of these financial statements.

412

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 7.03% – (continued)
5.00%, 10/01/2034	$255	$249
5.00%, 04/01/2035	105	105
5.00%, 07/01/2035	2,100	2,100
5.00%, 04/01/2036	820	839
5.00%, 01/01/2039	250	234
5.00%, 10/01/2039	350	331
5.00%, 07/01/2040	3,965	3,136
5.00%, 11/01/2040	1,125	1,142
5.00%, 04/01/2042	135	140
5.00%, 04/01/2046	1,060	1,060
5.00%, 04/01/2047	410	412
5.00%, 07/01/2047	1,075	1,075
5.00%, 08/15/2049 (4)	250	238
5.00%, 08/15/2054 (4)	1,500	1,446
5.00%, 01/01/2055	150	124
5.00%, 07/01/2057	1,045	723
5.00%, 07/01/2058	475	481
5.25%, 10/01/2049	1,020	936
5.38%, 11/15/2036	35	32
5.50%, 07/01/2045	1,600	1,265
5.50%, 11/15/2046	70	59
5.50%, 11/15/2052	320	260
5.50%, 07/01/2054	1,190	879
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	222
4.00%, 08/15/2051	225	185
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045	400	376
North Texas Tollway Authority
4.25%, 01/01/2049	500	481
5.00%, 01/01/2039	170	172
Northwest Independent School District
5.00%, 02/15/2049	2,300	2,443
Permanent University Fund – Texas A&M University System
5.00%, 07/01/2042	2,000	2,175
Port of Beaumont Navigation District
2.88%, 01/01/2041 (4)	1,000	783
3.00%, 01/01/2050 (4)	170	118
3.63%, 01/01/2035 (4)	3,770	3,439
4.00%, 01/01/2050 (4)	1,295	1,082
5.13%, 01/01/2044 (4)	1,400	1,424
Prosper Independent School District
4.00%, 02/15/2053	2,000	1,900
4.00%, 02/15/2054	550	522
San Antonio Water System
5.00%, 05/15/2050	250	260
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	80	79
4.00%, 05/15/2031	65	63
5.00%, 11/15/2035 (2)(3)(7)	830	0
5.00%, 11/15/2035	1,750	1,751
5.00%, 05/15/2037	20	20
5.00%, 11/15/2037	170	171
5.00%, 11/15/2040	265	265
5.00%, 11/15/2040	1,800	1,760
5.00%, 05/15/2045	100	95
5.00%, 11/15/2045 (2)(3)(7)	1,542	0
5.00%, 11/15/2046	1,900	1,839

The accompanying notes are an integral part of these financial statements.

413

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 7.03% – (continued)
5.25%, 11/15/2047 (2)(3)(7)	$108	$0
5.75%, 12/01/2054	747	748
Tarrant County Hospital District
5.25%, 08/15/2048	2,145	2,300
Texas City Independent School District
4.00%, 08/15/2053	255	243
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	1,990	2,159
6.00%, 03/01/2054	95	104
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	1,195	1,234
Texas Municipal Gas Acquisition & Supply Corp. II
3.74% (3 Month Term SOFR + 0.86%), 09/15/2027 (5)	400	400
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	1,000	1,065
5.50%, 01/01/2054 (1)	1,100	1,211
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055 (1)	8,725	9,283
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,604
5.00%, 12/31/2034	3,000	3,160
5.00%, 06/30/2058	11,515	11,677
5.50%, 12/31/2058	1,875	2,004
Texas Transportation Commission
5.00%, 04/01/2025	400	402
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,734
Texas Water Development Board
4.00%, 10/15/2045	2,000	1,940
4.00%, 10/15/2051	1,000	942
Town of Little Elm TX
5.38%, 09/01/2051 (4)	700	695
5.75%, 09/01/2053 (4)	650	653
Travis County Development Authority
5.00%, 09/01/2044 (4)	605	591
Waxahachie Independent School District
4.00%, 02/15/2053	1,000	953

Total Texas		260,983

Utah – 1.62%
Black Desert Public Infrastructure District
5.63%, 12/01/2053 (4)	4,350	4,397
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	239
5.00%, 07/01/2046	395	407
5.00%, 07/01/2047	3,000	3,025
5.25%, 07/01/2048	3,000	3,057
Fiddlers Canyon Infrastructure Financing District
5.63%, 12/01/2053 (4)	750	735
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054 (4)	1,340	1,378
Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043 (4)	3,325	3,381
Intermountain Power Agency
5.00%, 07/01/2041	265	291
5.00%, 07/01/2042	375	411
5.00%, 07/01/2043	350	382

The accompanying notes are an integral part of these financial statements.

414

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 1.62% – (continued)
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054 (4)	$660	$668
MIDA Mountain Veterans Program Public Infrastructure District
5.00%, 06/01/2044 (4)	500	501
5.20%, 06/01/2054 (4)	825	829
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2027 (4)	1,385	1,377
4.00%, 08/01/2030 (4)	450	444
4.00%, 08/01/2031 (4)	1,000	987
4.00%, 08/01/2050 (4)	915	782
4.25%, 08/01/2035 (4)	455	441
4.50%, 08/01/2040 (4)	1,250	1,192
5.00%, 08/01/2050 (4)	250	244
5.13%, 06/15/2054 (4)	2,240	2,159
5.75%, 06/15/2044 (4)	860	876
6.00%, 06/15/2054 (4)	2,635	2,715
Military Installation Development Authority
4.00%, 06/01/2036	1,750	1,633
4.00%, 06/01/2041	200	179
4.00%, 06/01/2041	1,415	1,249
4.00%, 06/01/2052	1,220	1,032
4.00%, 06/01/2052	4,145	3,453
NS Public Infrastructure District No 1
6.00%, 12/01/2044 (4)	1,000	949
Red Bridge Public Infrastructure District No 1
3.63%, 02/01/2035 (4)	600	487
4.13%, 02/01/2041 (4)	1,000	808
SkyRidge Pegasus Infrastructure Financing District
5.25%, 12/01/2044 (4)	4,136	4,120
Sun Stone Infrastructure Financing District
6.75%, 06/01/2054 (4)	2,415	2,367
Three Bridges Public Infrastructure District No 1
5.00%, 12/01/2036 (4)	2,510	2,474
6.00%, 12/01/2053 (4)	3,615	3,600
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052 (4)	4,365	4,013
University of Utah
5.00%, 08/01/2042	900	991
Utah Housing Corp.
6.00%, 07/01/2054	50	55
6.25%, 07/01/2055	400	447
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053 (4)	1,520	1,544

Total Utah		60,319

Vermont – 0.06%
Vermont Economic Development Authority
4.00%, 05/01/2037	250	238
4.00%, 05/01/2045	1,165	1,019
Vermont Student Assistance Corp.
2.38%, 06/15/2039	660	604
4.00%, 06/15/2041	185	172
4.38%, 06/15/2040	115	110

Total Vermont		2,143

Virgin Islands – 0.21%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	1,245	1,289

The accompanying notes are an integral part of these financial statements.

415

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virgin Islands – 0.21% – (continued)
5.00%, 10/01/2030	$775	$814
5.00%, 10/01/2039	2,000	2,041
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,600	2,626
5.00%, 10/01/2039 (4)	600	590
6.00%, 04/01/2053 (4)	500	524

Total Virgin Islands		7,884

Virginia – 3.11%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,645
5.00%, 07/01/2051	1,670	1,678
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	523
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	963
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,024
5.00%, 01/01/2033	250	255
5.00%, 01/01/2038	250	252
5.00%, 01/01/2040	190	190
5.00%, 01/01/2048	500	482
5.00%, 01/01/2050	1,000	957
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	503
Hanover County Economic Development Authority
4.00%, 07/01/2040 (4)	2,000	1,769
4.00%, 07/01/2047 (4)	2,000	1,627
5.00%, 07/01/2038	500	504
5.00%, 07/01/2048	500	487
Henrico County Economic Development Authority
5.00%, 06/01/2039	300	304
5.00%, 10/01/2047	1,185	1,230
5.00%, 12/01/2047	250	252
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,740	1,852
James City County Economic Development Authority
4.00%, 12/01/2040	100	91
4.00%, 06/01/2041	125	109
4.00%, 06/01/2047	385	310
4.00%, 12/01/2050	1,000	829
5.50%, 12/01/2028	1,270	1,271
5.75%, 12/01/2028	90	90
6.88%, 12/01/2058	170	187
Louisa Industrial Development Authority
3.80%, 11/01/2035 (1)	1,405	1,421
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	187
4.00%, 01/01/2055	345	310
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	55	55
5.00%, 01/01/2035	275	275
5.00%, 01/01/2046	590	545
5.00%, 01/01/2049	720	652
5.38%, 01/01/2035	425	425
5.38%, 01/01/2046	290	283
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,345

The accompanying notes are an integral part of these financial statements.

416

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 3.11% – (continued)
5.00%, 06/01/2047	$13,005	$12,762
Virginia Beach Development Authority
6.25%, 09/01/2030	250	257
7.00%, 09/01/2059	550	619
Virginia College Building Authority
5.00%, 07/01/2025 (4)	100	99
5.00%, 07/01/2030 (4)	820	779
5.00%, 07/01/2045 (4)	710	579
5.00%, 07/01/2045 (4)	5,905	4,817
5.25%, 07/01/2030 (4)	100	96
5.25%, 07/01/2035 (4)	1,120	1,036
Virginia Housing Development Authority
4.70%, 07/01/2055	3,700	3,702
5.25%, 11/01/2057	1,350	1,375
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,220	1,224
4.00%, 01/01/2036	2,000	1,970
4.00%, 01/01/2037	1,515	1,484
4.00%, 01/01/2038	330	321
4.00%, 01/01/2039	6,770	6,503
4.00%, 01/01/2040	2,750	2,604
4.00%, 01/01/2040	5,965	5,686
4.00%, 01/01/2041	185	174
4.00%, 12/01/2041	195	183
4.00%, 01/01/2042	205	191
4.00%, 01/01/2045	650	600
4.00%, 01/01/2048	9,475	8,407
4.00%, 01/01/2051	600	533
4.00%, 12/01/2051	300	262
5.00%, 01/01/2031	100	106
5.00%, 12/01/2034	195	208
5.00%, 01/01/2036	70	73
5.00%, 07/01/2037	160	166
5.00%, 12/01/2039	325	340
5.00%, 12/31/2047	5,025	5,187
5.00%, 01/01/2048 (1)(4)	500	494
5.00%, 12/31/2049	4,390	4,411
5.00%, 12/31/2052	10,570	10,607
5.00%, 12/31/2056	6,315	6,327
5.00%, 12/31/2057	2,255	2,310
5.50%, 12/01/2054	115	120

Total Virginia		115,494

Washington – 1.59%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,157
Kalispel Tribe of Indians
5.00%, 01/01/2032 (4)	1,225	1,254
5.25%, 01/01/2038 (4)	250	256
5.25%, 01/01/2038 (4)	770	790
Port of Seattle WA
5.00%, 08/01/2042	150	156
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	322
5.50%, 12/01/2054	2,715	2,861
State of Washington
5.00%, 06/01/2044	1,240	1,325
5.00%, 08/01/2044	1,000	1,079

The accompanying notes are an integral part of these financial statements.

417

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 1.59% – (continued)
Washington Health Care Facilities Authority
4.00%, 10/01/2045	$1,585	$1,455
5.00%, 08/15/2025	1,800	1,816
5.00%, 12/01/2036	275	285
5.00%, 10/01/2041	1,250	1,252
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	951
4.00%, 05/01/2050	950	863
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	333
3.00%, 07/01/2035	295	258
3.00%, 07/01/2048	1,290	949
3.00%, 07/01/2058	25	18
3.00%, 07/01/2058	225	162
3.00%, 07/01/2058	1,275	891
4.00%, 07/01/2031	2,610	2,635
4.00%, 07/01/2058	100	87
4.00%, 07/01/2058	100	89
5.00%, 07/01/2033	100	104
5.00%, 07/01/2034	550	582
5.00%, 07/01/2048	200	204
5.00%, 07/01/2058	2,000	2,034
5.00%, 07/01/2058	2,000	2,059
Washington State Housing Finance Commission
0.00%, 03/20/2040 (1)	3,945	3,770
3.38%, 04/20/2037	2,922	2,609
3.50%, 12/20/2035	14,419	13,317
4.00%, 07/01/2026 (4)	270	266
5.00%, 07/01/2031 (4)	1,000	999
5.00%, 01/01/2038 (4)	150	145
5.00%, 07/01/2038 (4)	100	98
5.00%, 01/01/2046 (4)	220	203
5.00%, 07/01/2046 (4)	625	573
5.00%, 07/01/2048	100	103
5.00%, 07/01/2048 (4)	145	133
5.00%, 07/01/2048 (4)	195	146
5.00%, 01/01/2051 (4)	455	408
5.00%, 07/01/2051 (4)	900	800
5.00%, 07/01/2053 (4)	480	347
5.00%, 07/01/2054	4,395	4,519
5.00%, 01/01/2055 (4)	3,200	2,827
5.00%, 01/01/2056 (4)	1,150	1,057
5.50%, 01/01/2044 (4)	175	169
6.00%, 07/01/2059	170	172

Total Washington		58,888

West Virginia – 0.60%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043 (4)	850	754
4.88%, 06/01/2043 (4)	340	328
5.50%, 06/01/2037 (4)	365	371
5.75%, 06/01/2043 (4)	365	372
7.00%, 06/01/2043 (4)	615	655
West Virginia Economic Development Authority
4.13%, 07/01/2045 (1)	2,575	2,562
4.22%, 02/01/2036 (1)	2,200	2,200
4.70%, 04/01/2036 (1)	5,150	5,190
5.00%, 07/01/2045 (1)	5,920	5,915

The accompanying notes are an integral part of these financial statements.

418

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
West Virginia – 0.60% – (continued)
West Virginia Hospital Finance Authority
5.00%, 01/01/2026	$1,370	$1,379
6.00%, 09/01/2053	1,330	1,478
West Virginia Parkways Authority
4.00%, 06/01/2051	1,155	1,106

Total West Virginia		22,310

Wisconsin – 3.56%
Public Finance Authority
0.00%, 12/15/2034 (4)	700	387
0.00%, 07/01/2062 (1)(4)	5,325	3,901
3.00%, 04/01/2025 (4)	75	75
4.00%, 06/15/2029 (4)	45	43
4.00%, 07/01/2030 (4)	475	455
4.00%, 12/01/2031 (4)	250	241
4.00%, 04/01/2032 (4)	210	207
4.00%, 08/01/2035	7,810	7,515
4.00%, 06/01/2036 (4)	100	92
4.00%, 11/15/2037	165	163
4.00%, 07/01/2041	2,335	2,095
4.00%, 12/01/2041	1,000	919
4.00%, 12/01/2041 (4)	1,150	1,034
4.00%, 01/01/2042	325	304
4.00%, 04/01/2042 (4)	2,200	1,999
4.00%, 07/01/2046	1,125	918
4.00%, 01/01/2047	270	243
4.00%, 06/01/2051 (4)	815	632
4.00%, 07/01/2051 (4)	450	370
4.00%, 07/01/2051	840	656
4.00%, 09/30/2051	1,000	852
4.00%, 04/01/2052 (4)	1,350	1,152
4.00%, 06/01/2056 (4)	2,675	2,112
4.00%, 07/01/2059	250	225
4.00%, 06/01/2061 (4)	100	73
4.00%, 07/01/2061 (4)	1,280	1,005
4.05%, 11/01/2030	170	168
4.25%, 07/15/2044 (4)	305	286
4.25%, 07/01/2054	9,510	8,003
4.30%, 11/01/2030	3,505	3,505
4.50%, 07/15/2049 (4)	800	756
4.75%, 07/01/2045 (4)	110	104
4.75%, 03/01/2052	285	267
5.00%, 12/01/2025	2,405	2,425
5.00%, 06/01/2029 (4)	255	258
5.00%, 07/15/2030 (4)	1,175	1,176
5.00%, 09/01/2030 (4)	55	55
5.00%, 06/15/2034	675	689
5.00%, 06/01/2037 (4)	1,035	1,054
5.00%, 06/15/2037 (4)	1,130	1,095
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038 (4)	115	115
5.00%, 06/15/2039 (4)	70	66
5.00%, 06/15/2039 (4)	500	500
5.00%, 06/15/2039	500	503
5.00%, 06/15/2039 (4)	640	639
5.00%, 08/01/2039	1,675	1,665
5.00%, 04/01/2040 (4)	400	409
5.00%, 07/01/2040 (4)	650	614

The accompanying notes are an integral part of these financial statements.

419

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 3.56% – (continued)
5.00%, 11/15/2041	$445	$461
5.00%, 10/01/2043 (4)	155	153
5.00%, 12/15/2044 (4)	40	40
5.00%, 01/01/2045	140	141
5.00%, 01/01/2046	750	751
5.00%, 07/01/2047	135	132
5.00%, 10/01/2048 (4)	1,735	1,661
5.00%, 06/15/2049 (4)	420	404
5.00%, 06/15/2049 (4)	870	767
5.00%, 06/15/2049	1,100	1,077
5.00%, 09/01/2049 (4)	125	118
5.00%, 04/01/2050 (4)	450	451
5.00%, 06/01/2050 (4)	750	687
5.00%, 06/15/2051 (4)	200	183
5.00%, 02/01/2052	2,155	2,162
5.00%, 06/01/2052 (4)	1,235	1,175
5.00%, 07/01/2052	290	279
5.00%, 10/01/2053 (4)	915	860
5.00%, 02/01/2054	500	504
5.00%, 06/15/2054 (4)	655	620
5.00%, 09/01/2054 (4)	625	594
5.00%, 12/15/2054 (4)	1,000	966
5.00%, 01/01/2055 (4)	375	358
5.00%, 07/01/2055 (4)	650	565
5.00%, 07/01/2055 (4)	880	849
5.00%, 01/01/2056 (4)	1,000	955
5.00%, 06/15/2056 (4)	130	117
5.00%, 05/01/2060 (4)	5,245	3,519
5.00%, 07/01/2060 (4)	140	133
5.00%, 02/01/2062	1,025	1,023
5.00%, 02/01/2064	500	501
5.13%, 06/15/2047 (4)	180	163
5.25%, 05/15/2037 (4)	485	489
5.25%, 07/01/2042	1,405	1,503
5.25%, 05/15/2047 (4)	835	820
5.25%, 05/15/2052 (4)	155	149
5.25%, 07/01/2061 (4)	2,285	1,989
5.38%, 12/15/2032 (4)	700	700
5.38%, 06/15/2039 (4)	150	150
5.38%, 07/01/2047	2,135	2,276
5.38%, 07/15/2047 (4)	100	101
5.50%, 12/15/2028 (4)	550	551
5.50%, 09/01/2030 (4)	150	153
5.50%, 11/15/2032 (4)	770	770
5.50%, 12/15/2032 (4)	1,933	1,908
5.63%, 06/15/2054 (4)	1,435	1,422
5.63%, 06/15/2059 (4)	2,000	1,966
5.70%, 06/15/2044 (4)	400	401
5.75%, 09/01/2035 (4)	375	385
5.75%, 07/01/2049	700	752
5.75%, 07/01/2053 (4)	385	411
5.75%, 07/01/2054	350	375
5.75%, 12/01/2054 (4)	950	957
5.75%, 07/01/2062	1,818	1,896
5.75%, 07/01/2063 (4)	2,700	2,862
5.88%, 11/15/2027 (4)	750	748
5.88%, 06/15/2054 (4)	750	751
6.00%, 02/01/2062 (4)	1,150	1,203

The accompanying notes are an integral part of these financial statements.

420

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 3.56% – (continued)
6.00%, 06/15/2064 (4)	$1,565	$1,569
6.13%, 12/15/2029 (4)	150	149
6.13%, 11/15/2037 (4)	1,000	977
6.25%, 11/15/2029	137	137
6.25%, 09/01/2046 (4)	1,405	1,450
6.25%, 06/15/2053 (4)	1,930	1,962
6.63%, 07/01/2053 (4)	500	519
9.00%, 05/01/2071 (4)	2,425	1,211
9.75%, 09/01/2054 (4)	1,705	1,799
10.00%, 11/01/2038 (4)	950	1,073
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	80	69
4.00%, 09/15/2036	55	53
4.00%, 09/15/2041	50	46
4.00%, 09/15/2041	1,010	923
4.00%, 09/15/2045	45	39
4.00%, 09/15/2045	950	833
4.20%, 08/15/2028	400	397
4.25%, 08/01/2034	500	488
4.50%, 02/15/2054	3,990	3,818
5.00%, 06/01/2037	75	74
5.00%, 06/01/2041	570	548
5.00%, 08/01/2049	500	488
5.50%, 02/15/2054	1,335	1,445
5.63%, 07/01/2045	1,405	1,381
5.88%, 07/01/2055	4,315	4,259
6.00%, 07/01/2060	1,320	1,307
6.13%, 10/01/2059	1,385	1,427
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
6.00%, 03/01/2054	695	756
6.00%, 03/01/2055	400	433
6.00%, 03/01/2055	1,615	1,760

Total Wisconsin		132,347

Wyoming – 0.04%
County of Lincoln WY
4.07%, 10/01/2044 (1)	1,300	1,300

Total Wyoming		1,300

Total Municipal Bonds (Cost: $3,627,538)		3,666,868

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (8)
Basic Materials – 0.00% (8)
Ingevity Corp. (3)(7)	0	2

Total Basic Materials		2

Consumer, Cyclical – 0.00% (8)
United Airlines Holdings, Inc. (3)(7)	0	3

Total Consumer, Cyclical		3

Total Common Stocks (Cost: $6)		5

The accompanying notes are an integral part of these financial statements.

421

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 0.27%
Money Market Funds – 0.23%
Fidelity Institutional Money Market Government Portfolio – Class I, 4.42% (9)	8,753	$8,753

Total Money Market Funds (Cost: $8,753)		8,753

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.04%
Citibank, New York, 3.83% due 01/02/2025	$194	194
JP Morgan, New York, 3.83% due 01/02/2025	1,213	1,213

Total Time Deposits (Cost: $1,407)		1,407

Total Short-Term Investments (Cost: $10,160)		10,160

TOTAL INVESTMENTS IN SECURITIES – 99.00% (Cost: $3,637,704)		3,677,033

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.00%		37,048

TOTAL NET ASSETS – 100.00%		$3,714,081

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2024.

(2)	Security in default as of December 31, 2024. The value of these securities totals $28,854, which represents 0.78% of total net assets.

(3)	Non-income producing security.

(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $814,822, which represents 21.94% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2024.

(6)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2024.

(7)	A zero balance may reflect actual amounts rounding to less than one thousand.

(8)	Amount calculated is less than 0.005%.

(9)	Represents annualized seven-day yield as of the close of the reporting period.

(10)	Security that is restricted at December 31, 2024. The value of these securities totals $4,010, which represents 0.11% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
123	U.S. 5 Year Note Future	Mar. 2025	$13,161	$13,076	$(85)

					$(85)

The accompanying notes are an integral part of these financial statements.

422

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

MUNICIPAL BONDS	Percentages of Net Assets
Education	8.96%
General Obligation	5.75
General Revenue	41.73
Healthcare	17.09
Housing	8.69
Transportation	11.34
Utilities	5.17

Total Municipal Bonds	98.73

COMMON STOCKS	Percentages of Net Assets
Basic Materials	0.00	(1)
Consumer, Cyclical	0.00	(1)

Total Common Stocks	0.00	(1)

SHORT-TERM INVESTMENTS	0.27

TOTAL INVESTMENTS	99.00
OTHER ASSETS IN EXCESS OF LIABILITIES	1.00

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

423

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.31%
Communication Services – 11.59%
Alphabet, Inc. – Class A	4,707	$891,050
Alphabet, Inc. – Class C	2,542	484,040
Liberty Broadband Corp. – Class C (1)	3	190
Liberty Media Corp.-Liberty Formula One – Class C (1)	7	640
Live Nation Entertainment, Inc. (1)	14	1,795
Meta Platforms, Inc. – Class A	1,681	984,508
Netflix, Inc. (1)	537	478,818
Nexstar Media Group, Inc. – Class A (2)	0	54
Pinterest, Inc. – Class A (1)	60	1,750
ROBLOX Corp. – Class A (1)	48	2,783
Roku, Inc. – Class A (1)	2	133
Spotify Technology SA (1)	134	59,999
TKO Group Holdings, Inc. – Class A (1)	1	196
Trade Desk, Inc. – Class A (1)	711	83,590
Trump Media & Technology Group Corp. (1)	3	94
Walt Disney Co.	864	96,195

Total Communication Services		3,085,835

Consumer Discretionary – 13.22%
Airbnb, Inc. – Class A (1)	450	59,110
Amazon.com, Inc. (1)	9,667	2,120,753
AutoZone, Inc. (1)	1	4,630
Booking Holdings, Inc.	22	108,336
Burlington Stores, Inc. (1)	6	1,596
Carvana Co. – Class A (1)	3	658
Cava Group, Inc. (1)	7	801
Chipotle Mexican Grill, Inc. – Class A (1)	830	50,063
Choice Hotels International, Inc.	2	317
Churchill Downs, Inc.	6	778
Coupang, Inc. – Class A (1)	2,211	48,598
Crocs, Inc. (1)	2	198
Darden Restaurants, Inc.	5	977
Deckers Outdoor Corp. (1)	14	2,900
Domino’s Pizza, Inc.	1	599
DoorDash, Inc. – Class A (1)	29	4,798
DraftKings, Inc. – Class A (1)	40	1,473
Duolingo, Inc. – Class A (1)	3	1,120
Dutch Bros, Inc. – Class A (1)	7	349
Etsy, Inc. (1)	5	272
Expedia Group, Inc. (1)	12	2,218
Five Below, Inc. (1)	4	428
Floor & Decor Holdings, Inc. – Class A (1)	4	360
Grand Canyon Education, Inc. (1)	1	146
H&R Block, Inc.	5	267
Hasbro, Inc.	10	533
Hilton Worldwide Holdings, Inc.	12	2,933
Home Depot, Inc.	307	119,426
Industria de Diseno Textil SA	454	23,259
Las Vegas Sands Corp.	32	1,629
Light & Wonder, Inc. (1)	7	647
Lululemon Athletica, Inc. (1)	87	33,198
McDonald’s Corp.	342	99,030
MercadoLibre, Inc. (1)	57	96,422
Murphy USA, Inc.	2	778
NIKE, Inc. – Class B	69	5,191
Norwegian Cruise Line Holdings Ltd. (1)	40	1,037
O’Reilly Automotive, Inc. (1)	5	5,898
Planet Fitness, Inc. – Class A (1)	4	385

	Shares (000s)	Value (000s)
Pool Corp.	3	$1,089
Ross Stores, Inc.	349	52,725
Royal Caribbean Cruises Ltd.	8	1,733
SharkNinja, Inc. (1)	1	119
Skechers USA, Inc. – Class A (1)	3	199
Starbucks Corp.	1,634	149,120
Tempur Sealy International, Inc.	13	761
Tesla, Inc. (1)	692	279,337
Texas Roadhouse, Inc. – Class A	6	1,126
TJX Companies, Inc.	63	7,621
TopBuild Corp. (1)(2)	0	52
Tractor Supply Co.	50	2,646
Ulta Beauty, Inc. (1)	4	1,600
Vail Resorts, Inc.	2	442
Valvoline, Inc. (1)	9	342
Wendy’s Co.	2	25
Williams-Sonoma, Inc.	7	1,313
Wingstop, Inc.	3	896
YETI Holdings, Inc. (1)	2	95
Yum! Brands, Inc.	1,609	215,846

Total Consumer Discretionary		3,519,198

Consumer Staples – 2.28%
Boston Beer Co., Inc. – Class A (1)	1	183
Brown-Forman Corp. – Class B	687	26,078
Casey’s General Stores, Inc.	1	382
Celsius Holdings, Inc. (1)	16	418
Clorox Co.	12	1,898
Coca-Cola Co.	1,722	107,199
Colgate-Palmolive Co.	42	3,815
Costco Wholesale Corp.	196	180,023
elf Beauty, Inc. (1)	6	724
Estee Lauder Companies, Inc. – Class A	7	518
Freshpet, Inc. (1)	1	166
Hershey Co.	1	194
Kimberly-Clark Corp.	13	1,705
Lamb Weston Holdings, Inc.	3	195
Mondelez International, Inc. – Class A	815	48,704
Monster Beverage Corp. (1)	54	2,834
PepsiCo, Inc.	102	15,463
Performance Food Group Co. (1)	2	174
Pilgrim’s Pride Corp. (1)	4	173
Procter & Gamble Co.	608	101,901
Sysco Corp.	28	2,154
Walmart, Inc.	1,238	111,846

Total Consumer Staples		606,747

Energy – 1.14%
Antero Midstream Corp.	4	56
Cheniere Energy, Inc.	11	2,280
Civitas Resources, Inc.	1	34
ConocoPhillips	1,096	108,642
EQT Corp.	3	159
Exxon Mobil Corp.	1,459	156,914
Hess Corp.	17	2,213
Permian Resources Corp. – Class A	5	65
Schlumberger NV	715	27,428
Targa Resources Corp.	20	3,642
Texas Pacific Land Corp.	2	1,955
Viper Energy, Inc. – Class A	3	137
Weatherford International Plc	6	423

Total Energy		303,948

The accompanying notes are an integral part of these financial statements.

424

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Financials – 13.05%
Affirm Holdings, Inc. – Class A (1)	112	$6,810
Allstate Corp.	3	607
Ally Financial, Inc.	1	24
American Express Co.	924	274,361
Ameriprise Financial, Inc.	8	4,431
Aon Plc – Class A	664	238,575
Apollo Global Management, Inc.	36	6,013
Ares Management Corp. – Class A	17	3,050
Arthur J. Gallagher & Co.	2	453
Bank of America Corp.	5,340	234,694
Blackstone, Inc. – Class A	617	106,399
Block, Inc. – Class A (1)	22	1,834
Blue Owl Capital, Inc. – Class A	49	1,134
Brown & Brown, Inc.	10	1,009
Charles Schwab Corp.	1,677	124,134
Chubb Ltd.	238	65,791
Coinbase Global, Inc. – Class A (1)	16	3,876
Corpay, Inc. (1)	6	2,106
Credit Acceptance Corp. (1)(2)	0	99
Equitable Holdings, Inc.	31	1,466
Everest Group Ltd.	1	239
FactSet Research Systems, Inc.	1	497
Fiserv, Inc. (1)	866	177,924
Goldman Sachs Group, Inc.	313	179,466
Houlihan Lokey, Inc. – Class A (2)	0	78
Intercontinental Exchange, Inc.	1,362	202,880
Jefferies Financial Group, Inc.	5	363
Kinsale Capital Group, Inc.	2	885
KKR & Co., Inc. – Class Miscella	18	2,702
Lazard, Inc. – Class A	10	496
LPL Financial Holdings, Inc.	7	2,201
Markel Group, Inc. (1)(2)	0	363
Marsh & McLennan Companies, Inc.	525	111,618
Mastercard, Inc. – Class A	715	376,249
Moody’s Corp.	69	32,446
Morgan Stanley	5	665
Morningstar, Inc.	2	841
MSCI, Inc. – Class A	311	186,435
NU Holdings Ltd. – Class A (1)	300	3,104
Progressive Corp.	46	11,122
Ryan Specialty Holdings, Inc. – Class A	10	618
S&P Global, Inc.	457	227,360
Shift4 Payments, Inc. – Class A (1)	6 599
SoFi Technologies, Inc. (1)	15	236
Toast, Inc. – Class A (1)	41	1,486
Tradeweb Markets, Inc. – Class A	191	24,970
Visa, Inc. – Class A	2,697	852,494
Western Union Co.	6	59

Total Financials		3,475,262

Healthcare – 11.39%
AbbVie, Inc.	71	12,691
Align Technology, Inc. (1)	4	776
Alnylam Pharmaceuticals, Inc. (1)	11	2,560
Amgen, Inc.	39	10,195
Apellis Pharmaceuticals, Inc. (1)	7	220
Argenx SE – ADR (1)	68	41,650
Becton Dickinson & Co.	164	37,304
Boston Scientific Corp. (1)	1,187	106,005
Bruker Corp.	4	260

	Shares (000s)	Value (000s)
Cardinal Health, Inc.	15	$1,719
Cencora, Inc. – Class A	16	3,514
Chemed Corp. (2)	0	206
Cigna Group	276	76,147
Danaher Corp.	1,487	341,280
DaVita, Inc. (1)	5	798
DexCom, Inc. (1)	37	2,860
Doximity, Inc. – Class A (1)	1	46
Edwards Lifesciences Corp. (1)	13	925
Elevance Health, Inc.	4	1,293
Eli Lilly & Co.	543	419,364
Exact Sciences Corp. (1)	7	381
Exelixis, Inc. (1)	22	748
GE HealthCare Technologies, Inc.	4	315
HCA Healthcare, Inc.	4	1,278
IDEXX Laboratories, Inc. (1)	8	3,209
Incyte Corp. (1)	3	193
Inspire Medical Systems, Inc. (1)	2	382
Insulet Corp. (1)	7	1,717
Intra-Cellular Therapies, Inc. (1)	10	809
Intuitive Surgical, Inc. (1)	438	228,774
Ionis Pharmaceuticals, Inc. (1)	14	479
IQVIA Holdings, Inc. (1)	200	39,242
Legend Biotech Corp. – ADR (1)	362	11,793
Masimo Corp. (1)	2	349
McKesson Corp.	5	3,001
Medpace Holdings, Inc. (1)	3	926
Medtronic Plc	1,009	80,598
Merck & Co., Inc.	852	84,715
Molina Healthcare, Inc. (1)	3	909
Natera, Inc. (1)	129	20,450
Neurocrine Biosciences, Inc. (1)	9	1,274
Novo Nordisk – ADR	3,212	276,286
Penumbra, Inc. (1)	3	824
Regeneron Pharmaceuticals, Inc. (1)	1	694
ResMed, Inc.	4	856
Sarepta Therapeutics, Inc. (1)	9	1,074
Sonova Holding AG – ADR	504	32,779
Stryker Corp.	234	84,313
Thermo Fisher Scientific, Inc.	601	312,692
UCB SA	87	17,235
Ultragenyx Pharmaceutical, Inc. (1)	8	357
UnitedHealth Group, Inc.	1,132	572,534
Veeva Systems, Inc. – Class A (1)	14	2,881
Vertex Pharmaceuticals, Inc. (1)	313	125,960
Viking Therapeutics, Inc. (1)	7	299
Waters Corp. (1)	3	1,126
West Pharmaceutical Services, Inc.	4	1,351
Zoetis, Inc. – Class A	367	59,797

Total Healthcare		3,032,413

Industrials – 6.68%
3M Co.	10	1,250
AAON, Inc.	6	757
Advanced Drainage Systems, Inc.	3	344
AMETEK, Inc.	235	42,325
Armstrong World Industries, Inc.	1	195
Automatic Data Processing, Inc.	36	10,518
Axon Enterprise, Inc. (1)	7	4,044
AZEK Co., Inc. – Class A (1)	9	450
Boeing Co. (1)	1,235	218,667

The accompanying notes are an integral part of these financial statements.

425

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Booz Allen Hamilton Holding Corp. – Class A	12	$1,523
Broadridge Financial Solutions, Inc.	10	2,276
Builders FirstSource, Inc. (1)(2)	0	27
BWX Technologies, Inc.	2	193
Canadian Pacific Kansas City Ltd.	2,950	213,526
Carlisle Companies, Inc.	1	347
Caterpillar, Inc.	6	2,297
Cintas Corp.	31	5,612
Comfort Systems USA, Inc.	3	1,403
Copart, Inc. (1)	77	4,393
Core & Main, Inc. – Class A (1)	12	604
Eaton Corp. Plc	210	69,641
EMCOR Group, Inc.	2	785
Equifax, Inc.	326	83,167
Expeditors International of Washington, Inc.	3	361
Fastenal Co.	45	3,267
Ferguson Enterprises, Inc.	2	347
Generac Holdings, Inc. (1)	2	283
General Electric Co.	370	61,644
HEICO Corp.	259	61,666
HEICO Corp. – Class A	8	1,423
Honeywell International, Inc.	273	61,693
Howmet Aerospace, Inc.	432	47,289
Illinois Tool Works, Inc.	10	2,652
Ingersoll Rand, Inc.	499	45,112
Jacobs Solutions, Inc.	457	61,066
KBR, Inc.	1	69
Lennox International, Inc.	3	1,839
Lincoln Electric Holdings, Inc.	1	148
Loar Holdings, Inc. (1)	3	191
Lockheed Martin Corp.	6	3,151
Lyft, Inc. – Class A (1)	14	184
Nordson Corp.	303	63,414
Norfolk Southern Corp.	337	78,987
Old Dominion Freight Line, Inc.	304	53,642
Paychex, Inc.	11	1,510
Paycom Software, Inc.	2	500
Paylocity Holding Corp. (1)	4	823
Quanta Services, Inc.	4	1,323
Rockwell Automation, Inc.	227	64,979
Rollins, Inc.	26	1,208
Saia, Inc. (1)	2	812
Simpson Manufacturing Co., Inc.	1	193
SiteOne Landscape Supply, Inc. (1)	2	204
Tetra Tech, Inc.	9	344
Trane Technologies Plc	7	2,686
TransDigm Group, Inc.	1	1,304
Trex Co., Inc. (1)	9	604
Uber Technologies, Inc. (1)	1,267	76,418
U-Haul Holding Co. – Class B	2	128
Union Pacific Corp.	28	6,277
United Rentals, Inc.	1	952
Veralto Corp.	10	1,062
Verisk Analytics, Inc. – Class A	13	3,694
Vertiv Holdings Co. – Class A	342	38,904
Waste Management, Inc.	1,773	357,790
WillScot Holdings Corp. – Class A (1)	2	60
WW Grainger, Inc.	4	3,753
XPO, Inc. (1)	11	1,413

Total Industrials		1,779,713

	Shares (000s)	Value (000s)
Information Technology – 37.25%
Accenture Plc – Class A	357	$125,489
Adobe, Inc. (1)	247	109,635
Advanced Micro Devices, Inc. (1)	896	108,255
Amphenol Corp. – Class A	3,232	224,451
Analog Devices, Inc.	470	99,842
Appfolio, Inc. – Class A (1)	3	660
Apple, Inc.	7,669	1,920,382
Applied Materials, Inc.	603	98,044
AppLovin Corp. – Class A (1)	25	7,973
Arista Networks, Inc. (1)	97	10,694
ASML Holding NV – Class REG	50	34,793
Astera Labs, Inc. (1)(2)	0	14
Atlassian Corp. – Class A (1)	204	49,571
Aurora Innovation, Inc. – Class A (1)	1,622	10,216
Autodesk, Inc. (1)	593	175,192
Bentley Systems, Inc. – Class B	16	745
BILL Holdings, Inc. (1)	1	74
Broadcom, Inc.	2,432	563,799
Cadence Design Systems, Inc. (1)	347	104,402
CDW Corp.	6	1,107
Cloudflare, Inc. – Class A (1)	28	3,040
Cognex Corp.	4	133
Confluent, Inc. – Class A (1)	23	652
Crowdstrike Holdings, Inc. – Class A (1)	316	108,239
Datadog, Inc. – Class A (1)	396	56,529
Dell Technologies, Inc. – Class C	4	466
DocuSign, Inc. – Class A (1)	19	1,720
DoubleVerify Holdings, Inc. – Class Rights (1)	8	161
Dropbox, Inc. – Class A (1)	7	204
Dynatrace, Inc. (1)	494	26,869
Elastic NV (1)	8	759
Enphase Energy, Inc. (1)	13	863
Entegris, Inc.	383	37,984
EPAM Systems, Inc. (1)(2)	0	76
Fair Isaac Corp. (1)	22	44,250
Five9, Inc. (1)	4	158
Fortinet, Inc. (1)	48	4,539
Gartner, Inc. (1)	321	155,480
Gitlab, Inc. – Class A (1)	9	523
Globant SA (1)	4	806
GoDaddy, Inc. – Class A (1)	13	2,627
Guidewire Software, Inc. (1)	4	591
HashiCorp, Inc. – Class A (1)	7	243
HP, Inc.	22	727
HubSpot, Inc. (1)	75	52,489
Intel Corp.	1,435	28,769
Intuit, Inc.	697	437,767
Jabil, Inc.	1	123
KLA Corp.	13	7,970
Lam Research Corp.	120	8,663
Lattice Semiconductor Corp. (1)	11	629
Manhattan Associates, Inc. (1)	6	1,558
Marvell Technology, Inc.	1,147	126,715
Microsoft Corp.	5,581	2,352,398
MicroStrategy, Inc. – Class A (1)	1	232
MKS Instruments, Inc.	2	184
MongoDB, Inc. – Class A (1)	6	1,494
Monolithic Power Systems, Inc.	4	2,616
Motorola Solutions, Inc.	7	3,414

The accompanying notes are an integral part of these financial statements.

426

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
nCino, Inc. (1)	1	$40
NetApp, Inc.	9	1,009
Nutanix, Inc. – Class A (1)	8	478
NVIDIA Corp.	12,312	1,653,434
Okta, Inc. – Class A (1)	7	530
Onto Innovation, Inc. (1)	1	198
Oracle Corp.	147	24,423
Palantir Technologies, Inc. – Class A (1)	189	14,285
Palo Alto Networks, Inc. (1)	393	71,432
Pegasystems, Inc.	5	507
Procore Technologies, Inc. (1)	10	755
PTC, Inc. (1)	7	1,244
Pure Storage, Inc. – Class A (1)	25	1,548
QUALCOMM, Inc.	98	15,066
RingCentral, Inc. – Class A (1)	8	271
Salesforce, Inc.	428	143,240
ServiceNow, Inc. (1)	323	341,952
Shopify, Inc. – Class A (1)	589	62,590
Smartsheet, Inc. – Class A (1)	11	615
Snowflake, Inc. – Class A (1)	339	52,299
Super Micro Computer, Inc. (1)	51	1,560
Synopsys, Inc. (1)	446	216,404
Teradata Corp. (1)	9	271
Teradyne, Inc.	13	1,687
Texas Instruments, Inc.	10	1,958
Twilio, Inc. – Class A (1)	3	344
Tyler Technologies, Inc. (1)	3	1,957
UiPath, Inc. – Class A (1)	36 456
Unity Software, Inc. (1)	12	279
Universal Display Corp.	2	324
VeriSign, Inc. (1)	1	105
Workday, Inc. – Class A (1)	711	183,515
Zebra Technologies Corp. – Class A (1)	1	398
Zscaler, Inc. (1)	9	1,555

Total Information Technology		9,914,727

Materials – 0.94%
Avery Dennison Corp.	363	67,911
Celanese Corp. – Class A	2	125
Cleveland-Cliffs, Inc. (1)	6	57
Eagle Materials, Inc.	2	467
Ecolab, Inc.	739	173,110
Louisiana-Pacific Corp.	3	328
Martin Marietta Materials, Inc.	1	280
RPM International, Inc.	2	299
Sealed Air Corp.	1	26
Sherwin-Williams Co.	20	6,820
Southern Copper Corp.	7	659
Vulcan Materials Co.	3	819

Total Materials		250,901

Real Estate – 0.75%
American Tower Corp.	44	7,989
CBRE Group, Inc. – Class A (1)	532	69,828
Equinix, Inc.	1	550
Iron Mountain, Inc.	16	1,663
Jones Lang LaSalle, Inc. (1)	1	349
Lamar Advertising Co. – Class A	1	123
Prologis, Inc.	1,099	116,186

	Shares (000s)		Value (000s)
Public Storage		2	$671
Simon Property Group, Inc.		7	1,230

Total Real Estate			198,589

Utilities – 0.02%
Constellation Energy Corp.		5	1,049
NRG Energy, Inc.		9	810
Vistra Corp.		32	4,390

Total Utilities			6,249

Total Common Stocks (Cost: $15,712,758)			26,173,582

EXCHANGE TRADED FUNDS – 0.11%
Invesco QQQ Trust Series 1		55	28,331

Total Exchange Traded Funds (Cost: $29,030)			28,331

SHORT-TERM INVESTMENTS – 1.55%
Money Market Funds – 1.54%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (3)		409,194	409,194

Total Money Market Funds (Cost: $409,194)			409,194

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.01%
ANZ, London, 3.83% due 01/02/2025		$628	628
Citibank, London, 1.96% due 01/02/2025 (2)	EUR	0	0
JP Morgan, New York, 3.83% due 01/02/2025		$1,777	1,777
Royal Bank of Canada, Toronto, 3.83% due 01/02/2025		733	733

Total Time Deposits (Cost: $3,138)			3,138

Total Short-Term Investments (Cost: $412,332)			412,332

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $16,154,120)			26,614,245

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.03%			9,171

TOTAL NET ASSETS – 100.00%			$26,623,416

The accompanying notes are an integral part of these financial statements.

427

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
26	NASDAQ 100 E-mini Future	Mar. 2025	$11,238	$11,038	$(200)
1	S&P 500 E-mini Future(1)	Mar. 2025	297	297	0

					$(200)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

428

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.63%
Communication Services – 6.44%
Alphabet, Inc. – Class A	457	$86,488
Alphabet, Inc. – Class C	1,392	265,137
AT&T, Inc.	2,253	51,302
Charter Communications, Inc. – Class A (1)	26	8,745
Comcast Corp. – Class A	6,756	253,548
Electronic Arts, Inc.	1,169	171,041
ESC GCI Liberty, Inc. (1)(2)(5)	4	—
Fox Corp. – Class A	425	20,659
Fox Corp. – Class B	6	286
Frontier Communications Parent, Inc. (1)	11	381
IAC, Inc. (1)	3	146
Interpublic Group of Companies, Inc.	17	473
Iridium Communications, Inc.	5	142
Liberty Broadband Corp. – Class A (1)	1	42
Liberty Broadband Corp. – Class C (1)	4	279
Liberty Global Ltd. – Class A (1)	7	95
Liberty Global Ltd. – Class C (1)	8	101
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	56
Liberty Media Corp.-Liberty Formula One – Class C (1)	6	555
Liberty Media Corp.-Liberty Live – Class A (1)	1	90
Liberty Media Corp.-Liberty Live – Class C (1)	2	170
Madison Square Garden Sports Corp. – Class A (1)	1	173
Match Group, Inc. (1)	12	388
Meta Platforms, Inc. – Class A	334	195,777
New York Times Co. – Class A	7	375
News Corp. – Class A	2,416	66,541
News Corp. – Class B	123	3,749
Nexstar Media Group, Inc. – Class A	55	8,613
Omnicom Group, Inc.	9	746
Paramount Global – Class A	1	20
Paramount Global – Class B	27	284
Playtika Holding Corp.	499	3,461
Roku, Inc. – Class A (1)	5	385
Shutterstock, Inc.	79	2,404
Sirius XM Holdings, Inc.	241	5,499
Take-Two Interactive Software, Inc. (1)	8	1,447
TEGNA, Inc.	350	6,403
TKO Group Holdings, Inc. – Class A (1)	3	433
T-Mobile U.S., Inc.	210	46,260
TripAdvisor, Inc. (1)	5	68
Trump Media & Technology Group Corp. (1)	1	33
Verizon Communications, Inc.	1,047	41,881
Walt Disney Co.	1,324	147,453
Warner Bros Discovery, Inc. (1)	110	1,166
Warner Music Group Corp. – Class A	2,444	75,777
ZoomInfo Technologies, Inc. – Class A (1)	14	147

Total Communication Services		1,469,219

	Shares (000s)	Value (000s)
Consumer Discretionary – 7.89%
Academy Sports & Outdoors, Inc.	152	$8,756
ADT, Inc.	1,469	10,149
Adtalem Global Education, Inc. (1)	80	7,286
Advance Auto Parts, Inc.	3	130
Amer Sports, Inc. (1)	3	74
Aptiv Plc (1)	962	58,201
Aramark	1,637	61,069
AutoNation, Inc. (1)	50	8,552
AutoZone, Inc. (1)(2)	0	215
Bath & Body Works, Inc.	10	391
Best Buy Co., Inc.	80	6,888
Birkenstock Holding Plc (1)	2	101
Bloomin’ Brands, Inc.	260	3,171
Booking Holdings, Inc.	23	113,990
BorgWarner, Inc.	296	9,394
Boyd Gaming Corp.	3	223
Bright Horizons Family Solutions, Inc. (1)	2	264
Brunswick Corp.	3	199
Caesars Entertainment, Inc. (1)	10	322
Capri Holdings Ltd. (1)	85	1,784
CarMax, Inc. (1)	7	535
Carnival Corp. (1)	5,136	127,991
Carter’s, Inc.	93	5,049
Carvana Co. – Class A (1)	3	647
Choice Hotels International, Inc. (2)	0	28
Columbia Sportswear Co.	2	144
Compass Group Plc	3,567	118,691
Crocs, Inc. (1)	2	239
Darden Restaurants, Inc.	3	470
Dick’s Sporting Goods, Inc.	70	16,046
Dillard’s, Inc. – Class A (2)	0	60
Domino’s Pizza, Inc.	1	426
DoorDash, Inc. – Class A (1)	2	331
DR Horton, Inc.	13	1,875
Dutch Bros, Inc. – Class A (1)	3	164
eBay, Inc.	406	25,152
Etsy, Inc. (1)	2	96
Five Below, Inc. (1)(2)	0	52
Floor & Decor Holdings, Inc. – Class A (1)	3	298
Ford Motor Co.	1,050	10,395
GameStop Corp. – Class A (1)	18	560
Gap, Inc.	10	227
Garmin Ltd.	7	1,457
General Motors Co.	545	29,006
Gentex Corp.	10	298
Genuine Parts Co.	6	727
Grand Canyon Education, Inc. (1)	1	145
H&R Block, Inc.	5	264
Harley-Davidson, Inc.	233	7,027
Hasbro, Inc.	1	44
Hilton Worldwide Holdings, Inc.	5	1,349
Home Depot, Inc.	276	107,255
Hyatt Hotels Corp. – Class A	2	263
Kohl’s Corp.	726	10,194
Las Vegas Sands Corp.	2,661	136,655
La-Z-Boy, Inc.	211	9,180

The accompanying notes are an integral part of these financial statements.

429

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lear Corp.	3	$239
Leggett & Platt, Inc.	7	63
Lennar Corp. – Class A	85	11,581
Lennar Corp. – Class B	1	67
Lithia Motors, Inc. – Class A	161	57,668
LKQ Corp.	12	438
Lowe’s Companies, Inc.	26	6,422
Lucid Group, Inc. – Class A (1)	43	129
Macy’s, Inc.	195	3,302
Marriott International, Inc. – Class A	178	49,760
Marriott Vacations Worldwide Corp.	36	3,248
Mattel, Inc. (1)	1,417	25,130
McDonald’s Corp.	684	198,307
MGM Resorts International (1)	162	5,607
Mohawk Industries, Inc. (1)	3	299
Newell Brands, Inc.	18	183
NIKE, Inc. – Class B	1,721	130,195
Nordstrom, Inc.	157	3,784
NVR, Inc. (1)(2)	0	1,096
Ollie’s Bargain Outlet Holdings, Inc. (1)	3	300
O’Reilly Automotive, Inc. (1)(2)	0	243
Penn Entertainment, Inc. (1)	7	139
Penske Automotive Group, Inc.	73	11,193
Phinia, Inc.	30	1,442
Planet Fitness, Inc. – Class A (1)	2	176
Polaris, Inc.	2	132
PulteGroup, Inc.	167	18,224
PVH Corp.	85	8,943
QuantumScape Corp. – Class A (1)	15	76
Ralph Lauren Corp. – Class A	2	424
RH (1)	1	211
Rivian Automotive, Inc. – Class A (1)	37	490
Ross Stores, Inc.	11	1,736
Royal Caribbean Cruises Ltd.	7	1,630
Service Corp. International	6	510
SharkNinja, Inc. (1)	2	231
Six Flags Entertainment Corp.	1,152	55,520
Skechers USA, Inc. – Class A (1)	6	372
Starbucks Corp.	11	1,038
Tapestry, Inc.	11	696
Thor Industries, Inc.	2	218
TJX Companies, Inc.	1,298	156,781
Toll Brothers, Inc.	5	585
TopBuild Corp. (1)	1	407
Travel + Leisure Co.	3	155
Ulta Beauty, Inc. (1)(2)	0	125
Under Armour, Inc. – Class A (1)	8	68
Under Armour, Inc. – Class C (1)	9	64
United Parks & Resorts, Inc. (1)	1,217	68,375
Vail Resorts, Inc. (2)	0	51
VF Corp.	16	336
Wayfair, Inc. – Class A (1)	4	183
Wendy’s Co.	4	64
Whirlpool Corp.	70	8,010
Williams-Sonoma, Inc.	2	431
Wyndham Hotels & Resorts, Inc.	3	323
Wynn Resorts Ltd.	651	56,092
YETI Holdings, Inc. (1)	3	103
Yum! Brands, Inc.	8	1,043

Total Consumer Discretionary		1,799,157

	Shares (000s)	Value (000s)
Consumer Staples – 9.48%
Albertsons Companies, Inc. – Class A	433	$8,506
Altria Group, Inc.	2,156	112,733
Archer-Daniels-Midland Co.	176	8,906
BellRing Brands, Inc. (1)	6	440
BJ’s Wholesale Club Holdings, Inc. (1)	6	528
Boston Beer Co., Inc. – Class A (1)(2)	0	97
Brown-Forman Corp. – Class A	2	82
Brown-Forman Corp. – Class B	8	293
Bunge Global SA	95	7,403
Casey’s General Stores, Inc.	1	543
Church & Dwight Co., Inc.	11	1,144
Coca-Cola Co.	2,163	134,699
Coca-Cola Consolidated, Inc. (2)	0	357
Colgate-Palmolive Co.	1,280	116,369
Conagra Brands, Inc.	1,229	34,100
Constellation Brands, Inc. – Class A	7	1,606
Coty, Inc. – Class A (1)	18	123
Darling Ingredients, Inc. (1)	8	257
Diageo Plc	4,340	137,928
Diageo Plc – ADR	1,105	140,468
Dollar General Corp.	880	66,715
Dollar Tree, Inc. (1)	9	706
Edgewell Personal Care Co.	115	3,875
Estee Lauder Companies, Inc. – Class A	7	495
Flowers Foods, Inc.	9	191
Freshpet, Inc. (1)	1	210
General Mills, Inc.	239	15,267
Grocery Outlet Holding Corp. (1)	4	68
Heineken Holding NV	2,303	138,097
Herbalife Ltd. (1)	208	1,390
Hershey Co.	6	964
Hormel Foods Corp.	13	407
Ingredion, Inc.	91	12,574
J.M. Smucker Co.	102	11,192
Kellanova	12	973
Kenvue, Inc.	3,174	67,755
Kerry Group Plc – Class A	1,472	141,974
Keurig Dr Pepper, Inc.	3,241	104,092
Kimberly-Clark Corp.	495	64,892
Kraft Heinz Co.	535	16,438
Kroger Co.	476	29,128
Lamb Weston Holdings, Inc.	4	292
Maplebear, Inc. (1)	8	319
McCormick & Co., Inc.	11	860
Molson Coors Beverage Co. – Class B	400	22,947
Mondelez International, Inc. – Class A	61	3,644
Monster Beverage Corp. (1)	7	356
Nestle SA	539	44,181
PepsiCo, Inc.	804	122,225
Performance Food Group Co. (1)	6	496
Philip Morris International, Inc.	2,526	303,996
Pilgrim’s Pride Corp. (1)	2	80
Post Holdings, Inc. (1)	2	253
Procter & Gamble Co.	918	153,902
Reynolds Consumer Products, Inc.	2	63
Seaboard Corp. (2)	0	34
Spectrum Brands Holdings, Inc.	70	5,890

The accompanying notes are an integral part of these financial statements.

430

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Sysco Corp.	8	$647
Target Corp.	21	2,842
The Campbell’s Co.	199	8,330
Tyson Foods, Inc. – Class A	556	31,951
US Foods Holding Corp. (1)	10	692
Walgreens Boots Alliance, Inc.	239	2,233
Walmart, Inc.	784	70,859

Total Consumer Staples		2,161,077

Energy – 6.16%
Antero Midstream Corp.	9	142
Antero Resources Corp. (1)	13	455
APA Corp.	223	5,138
Baker Hughes Co. – Class A	220	9,030
California Resources Corp.	141	7,316
Cheniere Energy, Inc.	5	1,108
Chevron Corp.	138	19,971
Chord Energy Corp.	3	324
Civitas Resources, Inc.	3	149
ConocoPhillips	633	62,802
Coterra Energy, Inc.	33	849
Devon Energy Corp.	29	945
Diamondback Energy, Inc.	434	71,161
DT Midstream, Inc.	5	457
Enbridge, Inc.	2,418	102,609
EOG Resources, Inc.	1,368	167,631
EQT Corp.	688	31,707
Expand Energy Corp.	97	9,692
Exxon Mobil Corp.	1,830	196,814
Halliburton Co.	3,213	87,374
Hess Corp.	517	68,714
HF Sinclair Corp.	191	6,689
Kinder Morgan, Inc.	88	2,408
Marathon Petroleum Corp.	113	15,741
Matador Resources Co.	106	5,967
Murphy Oil Corp.	210	6,346
New Fortress Energy, Inc. – Class A	1	21
NOV, Inc.	19	273
Occidental Petroleum Corp.	31	1,532
ONEOK, Inc.	26	2,650
Ovintiv, Inc.	12	486
Permian Resources Corp. – Class A	5,980	85,998
Phillips 66	579	66,009
Plains GP Holdings LP – Class A (1)	3,053	56,105
Range Resources Corp.	11	382
Schlumberger NV	3,638	139,488
Scorpio Tankers, Inc.	95	4,701
South Bow Corp.	632	14,910
Suncor Energy, Inc.	750	26,749
TC Energy Corp.	373	17,333
TechnipFMC Plc	19	556
TotalEnergies SE – ADR	162	8,806
TotalEnergies SE	1,006	56,046
Valero Energy Corp.	93	11,432
Viper Energy, Inc. – Class A	3	164
Vitesse Energy, Inc.	7	182
Williams Companies, Inc.	536	29,020

Total Energy		1,404,382

	Shares (000s)	Value (000s)
Financials – 21.55%
Affiliated Managers Group, Inc.	51	$9,344
Affirm Holdings, Inc. – Class A (1)	12	719
Aflac, Inc.	132	13,656
AGNC Investment Corp.	37	341
Allstate Corp.	452	87,143
Ally Financial, Inc.	11	382
American Express Co.	574	170,278
American Financial Group, Inc.	67	9,163
American International Group, Inc.	2,290	166,680
Ameriprise Financial, Inc.	35	18,739
Annaly Capital Management, Inc.	153	2,800
Aon Plc – Class A	9	3,208
Apollo Global Management, Inc.	91	14,948
Arch Capital Group Ltd.	1,019	94,087
Ares Capital Corp.	394	8,622
Arthur J. Gallagher & Co.	10	2,960
Associated Banc-Corp.	243	5,796
Assurant, Inc.	2	497
Assured Guaranty Ltd.	2	214
Axis Capital Holdings Ltd.	792	70,171
Bank of America Corp.	5,775	253,816
Bank of New York Mellon Corp.	453	34,842
Bank OZK	173	7,691
BankUnited, Inc.	111	4,233
Berkshire Hathaway, Inc. – Class B (1)	238	107,948
Blackrock, Inc.	7	6,894
Block, Inc. – Class A (1)	15	1,250
Blue Owl Capital Corp.	276	4,170
BOK Financial Corp.	1	108
Brighthouse Financial, Inc. (1)	3	140
Brown & Brown, Inc.	6	611
Capital One Financial Corp.	17	3,076
Carlyle Group, Inc.	10	495
CBOE Global Markets, Inc.	5	923
Charles Schwab Corp.	1,012	74,911
Chubb Ltd.	994	274,584
Cincinnati Financial Corp.	7	1,009
Citigroup, Inc.	1,332	93,756
Citizens Financial Group, Inc.	395	17,276
CME Group, Inc. – Class A	504	117,056
CNA Financial Corp.	140	6,759
Coinbase Global, Inc. – Class A (1)	1	370
Columbia Banking System, Inc.	9	247
Comerica, Inc.	1,325	81,927
Commerce Bancshares, Inc.	6	349
Corebridge Financial, Inc.	299	8,934
Credit Acceptance Corp. (1)(2)	0	28
Cullen/Frost Bankers, Inc.	3	354
Discover Financial Services	69	12,033
East West Bancorp, Inc.	6	592
Equitable Holdings, Inc.	1,322	62,373
Essent Group Ltd.	99	5,405
Euronet Worldwide, Inc. (1)	2	199
Evercore, Inc. – Class A	2	456
Everest Group Ltd.	20	7,254
FactSet Research Systems, Inc.	1	528
Fidelity National Financial, Inc.	11	635
Fidelity National Information Services, Inc.	1,174	94,801

The accompanying notes are an integral part of these financial statements.

431

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Fifth Third Bancorp	1,138	$48,135
First American Financial Corp.	5	300
First Citizens BancShares, Inc. – Class A	1	1,135
First Hawaiian, Inc.	6	153
First Horizon Corp.	875	17,629
Fiserv, Inc. (1)	836	171,749
FNB Corp.	403	5,951
Franklin Resources, Inc.	13	259
Global Payments, Inc.	53	5,885
Globe Life, Inc.	4	469
Goldman Sachs Group, Inc.	263	150,755
Hanover Insurance Group, Inc.	2	275
Hartford Financial Services Group, Inc.	727	79,569
Houlihan Lokey, Inc. – Class A	2	385
Huntington Bancshares, Inc.	3,290	53,532
Interactive Brokers Group, Inc. – Class A	5	848
Intercontinental Exchange, Inc.	26	3,837
Invesco Ltd.	17	299
Jack Henry & Associates, Inc.	3	591
Janus Henderson Group Plc	6	246
Jefferies Financial Group, Inc.	1,239	97,174
JP Morgan Chase & Co.	549	131,482
Kemper Corp.	3	185
KeyCorp	41	710
KKR & Co., Inc. – Class Miscella	22	3,227
Lazard, Inc. – Class A (2)	0	16
Lincoln National Corp.	132	4,185
Loews Corp.	507	42,907
M&T Bank Corp.	488	91,816
Markel Group, Inc. (1)(2)	0	758
MarketAxess Holdings, Inc.	2	374
Marsh & McLennan Companies, Inc.	554	117,751
Mastercard, Inc. – Class A	296	155,946
MetLife, Inc.	1,243	101,784
MGIC Investment Corp.	478	11,337
Morgan Stanley	966	121,434
Mr Cooper Group, Inc. (1)	72	6,922
MSCI, Inc. – Class A	1	893
Nasdaq, Inc.	19	1,451
Navient Corp.	415	5,515
Northern Trust Corp.	9	929
Old Republic International Corp.	11	408
OneMain Holdings, Inc. – Class A	5	263
PayPal Holdings, Inc. (1)	2,182	186,269
Pinnacle Financial Partners, Inc.	4	408
PNC Financial Services Group, Inc.	518	99,950
Popular, Inc.	3	269
Primerica, Inc.	2	420
Principal Financial Group, Inc.	10	809
Progressive Corp.	4	1,008
Prosperity Bancshares, Inc.	4	308
Prudential Financial, Inc.	16	1,930
Radian Group, Inc.	311	9,855
Raymond James Financial, Inc.	9	1,339
Regions Financial Corp.	677	15,919
Reinsurance Group of America, Inc. – Class A	44	9,451

	Shares (000s)	Value (000s)
RenaissanceRe Holdings Ltd.	2	$577
Rithm Capital Corp.	558	6,040
RLI Corp.	2	288
Robinhood Markets, Inc. – Class A (1)	30	1,129
Rocket Companies, Inc. – Class A (1)	6	70
S&P Global, Inc.	145	72,027
SEI Investments Co.	5	373
SLM Corp.	2,158	59,531
SoFi Technologies, Inc. (1)	41	624
Starwood Property Trust, Inc.	14	260
State Street Corp.	347	34,101
Stifel Financial Corp.	69	7,290
Synchrony Financial	234	15,233
Synovus Financial Corp.	7	335
T Rowe Price Group, Inc.	10	1,111
TFS Financial Corp.	4	44
TPG, Inc. – Class A	3	186
Tradeweb Markets, Inc. – Class A	3	412
Travelers Companies, Inc.	10	2,491
Truist Financial Corp.	199	8,629
Unum Group	132	9,651
US Bancorp	3,184	152,310
UWM Holdings Corp.	3	16
Virtu Financial, Inc. – Class A	4	143
Visa, Inc. – Class A	796	251,498
Voya Financial, Inc.	78	5,337
Webster Financial Corp.	8	422
Wells Fargo & Co.	5,022	352,754
Western Alliance Bancorp	1,040	86,876
Western Union Co.	398	4,216
WEX, Inc. (1)	2	297
White Mountains Insurance Group Ltd. (2)	0	239
Willis Towers Watson Plc	292	91,562
Wintrust Financial Corp.	3	364
WR Berkley Corp.	14	814
XP, Inc. – Class A	17	196
Zions Bancorp N.A.	208	11,261

Total Financials		4,913,892

Healthcare – 13.10%
10X Genomics, Inc. – Class A (1)	2	22
Abbott Laboratories	1,273	144,018
AbbVie, Inc.	93	16,606
Acadia Healthcare Co., Inc. (1)	4	172
Agilent Technologies, Inc.	13	1,784
Align Technology, Inc. (1)	1	290
Alnylam Pharmaceuticals, Inc. (1)	1	149
Amedisys, Inc. (1)	2	138
Amgen, Inc.	5	1,402
AstraZeneca Plc – ADR	488	31,999
Avantor, Inc. (1)	4,114	86,672
Azenta, Inc. (1)	2	123
Baxter International, Inc.	3,311	96,549
Becton Dickinson & Co.	301	68,223
Biogen, Inc. (1)	143	21,821
BioMarin Pharmaceutical, Inc. (1)	8	558
Bio-Rad Laboratories, Inc. – Class A (1)	1	284
Bio-Techne Corp.	7	501
Boston Scientific Corp. (1)	67	5,976

The accompanying notes are an integral part of these financial statements.

432

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Bristol Myers Squibb Co.	914	$51,696
Bruker Corp.	2	101
Cardinal Health, Inc.	164	19,419
Centene Corp. (1)	360	21,797
Certara, Inc. (1)	5	58
Charles River Laboratories International, Inc. (1)	2	422
Chemed Corp.	1	316
Cigna Group	494	136,278
Cooper Companies, Inc. (1)	9	822
CVS Health Corp.	1,112	49,925
Danaher Corp.	708	162,564
DaVita, Inc. (1)	63	9,437
Dentsply Sirona, Inc.	10	190
Doximity, Inc. – Class A (1)	5	266
Edwards Lifesciences Corp. (1)	22	1,628
Elanco Animal Health, Inc. (1)	22	267
Elevance Health, Inc.	380	140,048
Encompass Health Corp.	5	425
Enovis Corp. (1)	2	107
Envista Holdings Corp. (1)	8	151
Exact Sciences Corp. (1)	5	278
Exelixis, Inc. (1)	319	10,607
Fortrea Holdings, Inc. (1)	4	83
GE HealthCare Technologies, Inc.	95	7,393
Gilead Sciences, Inc.	336	30,995
Globus Medical, Inc. – Class A (1)	5	415
GRAIL, Inc. (1)	1	16
HCA Healthcare, Inc.	62	18,590
Henry Schein, Inc. (1)	6	396
Hologic, Inc. (1)	10	746
Humana, Inc.	442	112,066
Illumina, Inc. (1)	7	977
Incyte Corp. (1)	202	13,963
Inmode Ltd. (1)	116	1,944
Ionis Pharmaceuticals, Inc. (1)	1	31
IQVIA Holdings, Inc. (1)	7	1,427
Jazz Pharmaceuticals Plc (1)	113	13,919
Johnson & Johnson	1,173	169,605
Koninklijke Philips NV	3,376	85,511
Labcorp Holdings, Inc.	4	863
Lantheus Holdings, Inc. (1)	53	4,732
Masimo Corp. (1)	1	152
McKesson Corp.	27	15,270
Medtronic Plc	3,173	253,488
Merck & Co., Inc.	2,461	244,829
Mettler-Toledo International, Inc. (1)	1	1,176
Moderna, Inc. (1)	14	602
Molina Healthcare, Inc. (1)	1	279
Organon & Co.	235	3,511
Perrigo Co. Plc	6	156
Pfizer, Inc.	2,070	54,916
Premier, Inc. – Class A	5	112
QIAGEN NV (1)	10	441
Quest Diagnostics, Inc.	5	750
QuidelOrtho Corp. (1)	3	119
Regeneron Pharmaceuticals, Inc. (1)	4	3,106
Repligen Corp. (1)	2	308
ResMed, Inc.	5	1,083
Revvity, Inc.	6	615

	Shares (000s)	Value (000s)
Roivant Sciences Ltd. (1)	19	$228
Royalty Pharma Plc – Class A	18	458
Sanofi SA	231	22,503
Sanofi SA – ADR	1,933	93,249
Smith & Nephew Plc – ADR	705	17,318
Solventum Corp. (1)	6	410
Sotera Health Co. (1)	7	95
STERIS Plc	5	930
Stryker Corp.	542	195,148
Teleflex, Inc.	2	375
Tenet Healthcare Corp. (1)	4	548
Thermo Fisher Scientific, Inc.	59	30,499
United Therapeutics Corp. (1)	32	11,134
UnitedHealth Group, Inc.	606	306,659
Universal Health Services, Inc. – Class B	55	9,845
Vertex Pharmaceuticals, Inc. (1)	6	2,372
Viatris, Inc.	3,303	41,117
Waters Corp. (1)	1	382
West Pharmaceutical Services, Inc.	1	419
Zimmer Biomet Holdings, Inc.	580	61,283
Zoetis, Inc. – Class A	394	64,170

Total Healthcare		2,987,816

Industrials – 11.86%
3M Co.	116	14,937
Acuity Brands, Inc.	47	13,810
Advanced Drainage Systems, Inc.	2	231
AECOM	762	81,391
AerCap Holdings NV	739	70,751
AGCO Corp.	251	23,459
Air Lease Corp. – Class A	5	237
Airbus SE	705	112,924
Alaska Air Group, Inc. (1)	6	364
Allegion Plc	4	512
Allison Transmission Holdings, Inc.	133	14,419
Amentum Holdings, Inc. (1)	6	117
American Airlines Group, Inc. (1)	27	474
AMETEK, Inc.	10	1,888
AO Smith Corp.	5	369
API Group Corp. (1)	10	366
Armstrong World Industries, Inc.	1	182
Atkore, Inc.	68	5,700
Automatic Data Processing, Inc.	407	119,126
Avis Budget Group, Inc. (1)(2)	0	38
AZEK Co., Inc. – Class A (1)	2	91
Boeing Co. (1)	286	50,702
Boise Cascade Co.	47	5,634
Brink’s Co.	72	6,633
Broadridge Financial Solutions, Inc. (2)	0	103
Builders FirstSource, Inc. (1)	5	716
BWX Technologies, Inc.	713	79,469
CACI International, Inc. – Class A (1)	158	63,964
Canadian National Railway Co.	1,009	102,427
Carlisle Companies, Inc.	2	680
Carrier Global Corp.	38	2,588
Caterpillar, Inc.	55	19,852
CH Robinson Worldwide, Inc.	5	553
Cintas Corp.	1	145
Clarivate Plc (1)	18	93

The accompanying notes are an integral part of these financial statements.

433

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Clean Harbors, Inc. (1)	2	$531
CNH Industrial NV	1,241	14,062
Concentrix Corp.	2	92
Copart, Inc. (1)	3	152
Core & Main, Inc. – Class A (1)	3	155
Crane Co.	2	332
CSX Corp.	928	29,948
Cummins, Inc.	114	39,584
Curtiss-Wright Corp.	2	606
Dayforce, Inc. (1)	6	453
Deere & Co.	177	75,041
Delta Air Lines, Inc.	218	13,168
Donaldson Co., Inc.	5	362
Dover Corp.	6	1,174
Dun & Bradstreet Holdings, Inc.	14	177
Eaton Corp. Plc	18	6,006
EMCOR Group, Inc.	1	572
Emerson Electric Co.	26	3,219
Equifax, Inc.	4	1,139
Esab Corp.	3	304
Everus Construction Group, Inc. (1)	847	55,671
Expeditors International of Washington, Inc.	5	586
Fastenal Co.	4	290
FedEx Corp.	88	24,897
Ferguson Enterprises, Inc.	9	1,487
Flowserve Corp.	6	337
Fortive Corp.	138	10,326
Fortune Brands Innovations, Inc.	6	382
FTI Consulting, Inc. (1)	2	301
Gates Industrial Corp. Plc (1)	476	9,787
GE Vernova, Inc.	61	20,014
Generac Holdings, Inc. (1)	1	209
General Dynamics Corp.	220	57,887
General Electric Co.	465	77,569
Genpact Ltd.	8	338
GMS, Inc. (1)	46	3,894
Graco, Inc.	7	631
Griffon Corp.	111	7,911
GXO Logistics, Inc. (1)	6	246
Hayward Holdings, Inc. (1)	6	93
Hexcel Corp.	4	250
Hillenbrand, Inc.	56	1,718
Honeywell International, Inc.	708	159,934
Howmet Aerospace, Inc.	17	1,890
Hubbell, Inc. – Class B	2	1,029
Huntington Ingalls Industries, Inc.	26	4,926
IDEX Corp.	3	712
Illinois Tool Works, Inc.	8	2,125
Ingersoll Rand, Inc.	18	1,657
ITT, Inc.	4	527
Jacobs Solutions, Inc.	560	74,845
JB Hunt Transport Services, Inc.	310	52,862
Johnson Controls International Plc	1,191	93,999
KBR, Inc.	5	316
Kirby Corp. (1)	3	275
Knight-Swift Transportation Holdings, Inc. – Class A	7	372
L3Harris Technologies, Inc.	324	68,074

	Shares (000s)	Value (000s)
Landstar System, Inc.	2	$274
Leidos Holdings, Inc.	6	891
Lincoln Electric Holdings, Inc.	2	334
Lockheed Martin Corp.	160	77,612
Lyft, Inc. – Class A (1)	5	65
ManpowerGroup, Inc.	2	137
Masco Corp.	10	715
MasTec, Inc. (1)	3	382
Matson, Inc.	61	8,185
Middleby Corp. (1)	2	323
MSA Safety, Inc.	2	276
MSC Industrial Direct Co., Inc. – Class A	2	161
Mueller Industries, Inc.	110	8,753
Nordson Corp.	3	532
Norfolk Southern Corp.	102	24,047
Northrop Grumman Corp.	238	111,737
nVent Electric Plc	7	504
Oshkosh Corp.	112	10,666
Otis Worldwide Corp.	18	1,698
Owens Corning	85	14,556
PACCAR, Inc.	23	2,421
Parker-Hannifin Corp.	6	3,694
Parsons Corp. (1)	2	189
Paychex, Inc.	9	1,317
Paycom Software, Inc.	1	173
Paycor HCM, Inc. (1)	3	55
Pentair Plc	7	744
Quanta Services, Inc.	5	1,450
RB Global, Inc.	8	762
RBC Bearings, Inc. (1)	1	381
Regal Rexnord Corp.	3	461
Republic Services, Inc. – Class A	9	1,871
Robert Half, Inc.	5	322
Rockwell Automation, Inc.	80	22,827
RTX Corp.	60	6,993
Ryder System, Inc.	101	15,910
Safran SA	469	102,851
Saia, Inc. (1)(2)	0	225
Schneider National, Inc. – Class B	3	77
Science Applications International Corp.	72	8,002
Sensata Technologies Holding Plc	7	194
Siemens AG	222	43,288
Simpson Manufacturing Co., Inc.	2	285
SiteOne Landscape Supply, Inc. (1)	1	185
Snap-on, Inc.	41	13,807
Southwest Airlines Co.	1,129	37,966
Spirit AeroSystems Holdings, Inc. – Class A (1)	5	162
SS&C Technologies Holdings, Inc.	10	729
Standardaero, Inc. (1)	2	53
Stanley Black & Decker, Inc.	642	51,574
Tetra Tech, Inc.	9	373
Textron, Inc.	249	19,070
Timken Co.	3	206
Toro Co.	5	375
Trane Technologies Plc	7	2,493
TransDigm Group, Inc.	2	2,512
TransUnion	8	760

The accompanying notes are an integral part of these financial statements.

434

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
U-Haul Holding Co. (1)(2)	0	$28
U-Haul Holding Co. – Class B	3	163
Union Pacific Corp.	427	97,353
United Airlines Holdings, Inc. (1)	169	16,371
United Parcel Service, Inc. – Class B	2,032	256,279
United Rentals, Inc.	2	1,611
Valmont Industries, Inc.	1	273
Veralto Corp.	6	620
Vestis Corp.	6	94
Watsco, Inc.	2	734
WESCO International, Inc.	2	353
Westinghouse Air Brake Technologies Corp.	8	1,510
WillScot Holdings Corp. – Class A (1)	6	195
Woodward, Inc.	3	465
WW Grainger, Inc. (2)	0	269
Xylem, Inc.	11	1,274

Total Industrials		2,704,586

Information Technology – 9.53%
Accenture Plc – Class A	568	199,690
Adobe, Inc. (1)	28	12,451
Advanced Micro Devices, Inc. (1)	119	14,331
Akamai Technologies, Inc. (1)	7	645
Allegro MicroSystems, Inc. (1)	6	122
Amdocs Ltd.	80	6,839
Amkor Technology, Inc.	223	5,735
Amphenol Corp. – Class A	22	1,557
Analog Devices, Inc.	22	4,778
ANSYS, Inc. (1)	4	1,342
Apple, Inc.	887	222,178
Applied Materials, Inc.	236	38,384
Arrow Electronics, Inc. (1)	93	10,499
Aspen Technology, Inc. (1)	1	301
Astera Labs, Inc. (1)	5	619
Avnet, Inc.	110	5,772
BILL Holdings, Inc. (1)	3	292
CCC Intelligent Solutions Holdings, Inc. (1)	21	246
CDW Corp.	3	521
Ciena Corp. (1)	1,266	107,384
Cirrus Logic, Inc. (1)	72	7,210
Cisco Systems, Inc.	834	49,390
Cognex Corp.	7	261
Cognizant Technology Solutions Corp. – Class A	969	74,491
Coherent Corp. (1)	6	561
Corning, Inc.	35	1,656
Crane NXT Co.	47	2,742
Dell Technologies, Inc. – Class C	202	23,226
Dolby Laboratories, Inc. – Class A	3	215
DoubleVerify Holdings, Inc. – Class Rights (1)	3	54
Dropbox, Inc. – Class A (1)	341	10,242
DXC Technology Co. (1)	175	3,495
EPAM Systems, Inc. (1)	2	545
F5, Inc. (1)	3	658
Fair Isaac Corp. (1)(2)	0	330
First Solar, Inc. (1)	5	862
Flex Ltd. (1)	337	12,953

	Shares (000s)	Value (000s)
Fortinet, Inc. (1)	5	$491
Gen Digital, Inc.	237	6,495
GlobalFoundries, Inc. (1)	4	193
Globant SA (1)(2)	0	100
Guidewire Software, Inc. (1)	2	337
HashiCorp, Inc. – Class A (1)	1	43
Hewlett Packard Enterprise Co.	531	11,339
HP, Inc.	609	19,886
Informatica, Inc. – Class A (1)	4	97
Intel Corp.	973	19,501
International Business Machines Corp.	86	18,882
Intuit, Inc.	130	81,716
IPG Photonics Corp. (1)	1	106
Jabil, Inc.	110	15,819
Juniper Networks, Inc.	15	561
Keysight Technologies, Inc. (1)	8	1,276
Kyndryl Holdings, Inc. (1)	11	364
Lattice Semiconductor Corp. (1)	1	46
Littelfuse, Inc.	209	49,273
Lumentum Holdings, Inc. (1)	3	259
MACOM Technology Solutions Holdings, Inc. (1)	2	325
Marvell Technology, Inc.	36	3,961
Microchip Technology, Inc.	846	48,519
Micron Technology, Inc.	50	4,214
Microsoft Corp.	606	255,276
MicroStrategy, Inc. – Class A (1)	7	2,034
MKS Instruments, Inc.	3	294
Motorola Solutions, Inc.	4	1,814
nCino, Inc. (1)	1	47
NetApp, Inc.	5	591
Nice Ltd. – ADR (1)	488	82,847
Nutanix, Inc. – Class A (1)	8	476
NXP Semiconductors NV	291	60,429
Okta, Inc. – Class A (1)	4	324
ON Semiconductor Corp. (1)	20	1,231
Onto Innovation, Inc. (1)	2	272
Oracle Corp.	409	68,226
PTC, Inc. (1)	2	383
Pure Storage, Inc. – Class A (1)	2	102
Qorvo, Inc. (1)	4	302
QUALCOMM, Inc.	1,202	184,654
Roper Technologies, Inc.	5	2,531
Salesforce, Inc.	38	12,860
Samsung Electronics Co. Ltd.	726	25,919
SentinelOne, Inc. – Class A (1)	11	234
Skyworks Solutions, Inc.	74	6,553
TD SYNNEX Corp.	90	10,574
TE Connectivity Plc	271	38,734
Teledyne Technologies, Inc. (1)	2	976
Teradyne, Inc.	1	77
Texas Instruments, Inc.	1,540	288,695
Trimble, Inc. (1)	11	771
Twilio, Inc. – Class A (1)	6	604
Tyler Technologies, Inc. (1)(2)	0	164
Ubiquiti, Inc. (2)	0	49
UiPath, Inc. – Class A (1)	2	31
Unity Software, Inc. (1)	9	194
Universal Display Corp.	1	151

The accompanying notes are an integral part of these financial statements.

435

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
VeriSign, Inc. (1)	4	$752
Vontier Corp.	7	252
Western Digital Corp. (1)	123	7,348
Wolfspeed, Inc. (1)	6	40
Zebra Technologies Corp. – Class A (1)	2	695
Zoom Communications, Inc. – Class A (1)	125	10,221

Total Information Technology		2,174,107

Materials – 4.00%
Air Products & Chemicals, Inc.	336	97,336
Albemarle Corp.	5	452
Alcoa Corp.	11	426
Amcor Plc	67	626
AptarGroup, Inc.	3	464
Ashland, Inc.	2	169
ATI, Inc. (1)	6	304
Avery Dennison Corp.	2	418
Axalta Coating Systems Ltd. (1)	2,357	80,661
Ball Corp.	14	788
Berry Global Group, Inc.	147	9,519
Celanese Corp. – Class A	4	257
CF Industries Holdings, Inc.	795	67,790
Chemours Co.	7	118
Cleveland-Cliffs, Inc. (1)	14	133
Corteva, Inc.	32	1,807
CRH Plc	1,106	102,318
Crown Holdings, Inc.	5	449
Dow, Inc.	32	1,283
DuPont de Nemours, Inc.	19	1,448
Eagle Materials, Inc. (2)	0	92
Eastman Chemical Co.	102	9,356
Ecolab, Inc.	396	92,753
Element Solutions, Inc.	2,885	73,375
FMC Corp.	6	272
Freeport-McMoRan, Inc.	65	2,477
Graphic Packaging Holding Co.	264	7,163
Huntsman Corp.	8	141
Ingevity Corp. (1)	87	3,545
International Flavors & Fragrances, Inc.	12	991
International Paper Co.	1,215	65,396
Knife River Corp. (1)	981	99,737
Linde Plc	351	147,038
Louisiana-Pacific Corp.	1	90
LyondellBasell Industries NV – Class A	73	5,390
Magnera Corp. (1)	39	713
Martin Marietta Materials, Inc.	3	1,360
Mosaic Co.	14	352
MP Materials Corp. (1)	7	104
NewMarket Corp.	16	8,457
Newmont Corp.	52	1,943
Nucor Corp.	11	1,271
Olin Corp.	5	181
Packaging Corp. of America	4	919
PPG Industries, Inc.	11	1,272
Reliance, Inc.	3	688
Royal Gold, Inc.	3	388
RPM International, Inc.	4	542
Scotts Miracle-Gro Co.	2	126
Sealed Air Corp.	3	106

	Shares (000s)	Value (000s)
Sherwin-Williams Co.	1	$318
Silgan Holdings, Inc.	4	212
Smurfit WestRock Plc	23	1,258
Sonoco Products Co.	5	227
Steel Dynamics, Inc.	47	5,308
United States Steel Corp.	10	339
Vulcan Materials Co.	4	1,153
West Fraser Timber Co. Ltd.	126	10,882
Westlake Corp.	2	177

Total Materials		912,878

Real Estate – 3.28%
Agree Realty Corp.	5	343
Alexandria Real Estate Equities, Inc.	8	774
American Assets Trust, Inc.	216	5,667
American Homes 4 Rent – Class A	15	566
American Tower Corp.	265	48,515
Americold Realty Trust, Inc.	13	272
AvalonBay Communities, Inc.	6	1,420
Brandywine Realty Trust	330	1,850
Brixmor Property Group, Inc.	13	372
BXP, Inc.	7	523
Camden Property Trust	5	538
CBRE Group, Inc. – Class A (1)	14	1,824
CoStar Group, Inc. (1)	18	1,323
Cousins Properties, Inc.	293	8,966
Crown Castle, Inc.	20	1,785
CubeSmart	1,511	64,746
Digital Realty Trust, Inc.	15	2,676
EastGroup Properties, Inc.	2	365
EPR Properties	3	152
Equinix, Inc.	4	3,916
Equity LifeStyle Properties, Inc.	8	550
Equity Residential	800	57,413
Essex Property Trust, Inc.	3	838
Extra Space Storage, Inc.	9	1,421
Federal Realty Investment Trust	4	432
First Industrial Realty Trust, Inc.	6	316
Gaming & Leisure Properties, Inc.	12	562
Healthcare Realty Trust, Inc. – Class A	17	289
Healthpeak Properties, Inc.	32	644
Highwoods Properties, Inc.	5	141
Host Hotels & Resorts, Inc.	703	12,312
Howard Hughes Holdings, Inc. (1)	2	124
Invitation Homes, Inc.	28	899
Iron Mountain, Inc.	6	606
Jones Lang LaSalle, Inc. (1)	1	370
Kilroy Realty Corp.	6	233
Kimco Realty Corp.	30	691
Lamar Advertising Co. – Class A	3	355
Lineage, Inc.	3	163
Medical Properties Trust, Inc.	30	118
Mid-America Apartment Communities, Inc.	396	61,196
National Storage Affiliates Trust	4	137
NNN REIT, Inc.	8	332
Omega Healthcare Investors, Inc.	181	6,861
Outfront Media, Inc.	367	6,505
Park Hotels & Resorts, Inc.	9	131
Prologis, Inc.	727	76,800

The accompanying notes are an integral part of these financial statements.

436

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Public Storage	416	$124,636
Rayonier, Inc.	881	22,987
Realty Income Corp.	39	2,108
Regency Centers Corp.	9	639
Rexford Industrial Realty, Inc.	450	17,380
SBA Communications Corp. – Class A	275	56,068
Seaport Entertainment Group, Inc. (1)(2)	0	11
Simon Property Group, Inc.	11	1,880
STAG Industrial, Inc.	8	273
Sun Communities, Inc.	6	679
UDR, Inc.	15	645
Ventas, Inc.	19	1,122
VICI Properties, Inc. – Class A	2,688	78,526
Vornado Realty Trust	95	3,977
Welltower, Inc.	28	3,538
Weyerhaeuser Co.	1,995	56,158
WP Carey, Inc.	10	529
Zillow Group, Inc. – Class A (1)	3	177
Zillow Group, Inc. – Class C (1)	7	526

Total Real Estate		748,891

Utilities – 3.34%
AES Corp.	32	409
Alliant Energy Corp.	11	679
Ameren Corp.	532	47,466
American Electric Power Co., Inc.	24	2,201
American Water Works Co., Inc.	9	1,088
Atmos Energy Corp.	63	8,823
Brookfield Renewable Corp.	6	172
CenterPoint Energy, Inc.	2,626	83,334
Clearway Energy, Inc. – Class A	1	36
Clearway Energy, Inc. – Class C	4	111
CMS Energy Corp.	14	910
Consolidated Edison, Inc.	16	1,403
Constellation Energy Corp.	12	2,702
Dominion Energy, Inc.	696	37,482
DTE Energy Co.	9	1,118
Duke Energy Corp.	35	3,792
Edison International	17	1,381
Entergy Corp.	1,412	107,072
Essential Utilities, Inc.	11	410
Evergy, Inc.	10	614
Eversource Energy	16	926
Exelon Corp.	45	1,708
FirstEnergy Corp.	26	1,026
IDACORP, Inc. – Class Rights	2	270
MDU Resources Group, Inc.	3,387	61,031
National Fuel Gas Co.	132	7,987
NextEra Energy, Inc.	494	35,447
NiSource, Inc.	201	7,376
NRG Energy, Inc.	286	25,808
OGE Energy Corp.	9	369
PG&E Corp.	437	8,820
Pinnacle West Capital Corp.	1,009	85,535
PPL Corp.	33	1,074
Public Service Enterprise Group, Inc.	23	1,910
Sempra	432	37,908
Southern Co.	1,002	82,485
UGI Corp.	10	279
Vistra Corp.	45	6,190

	Shares (000s)		Value (000s)
WEC Energy Group, Inc.		14	$1,355
Xcel Energy, Inc.		1,383	93,370

Total Utilities			762,077

Total Common Stocks (Cost: $16,018,291)			22,038,082

CONVERTIBLE PREFERRED STOCKS – 0.10%
Industrials – 0.07%
Boeing Co., 6.00%		262	15,971

Total Industrials			15,971

Utilities – 0.03%
NextEra Energy, Inc., 6.93%		167	6,819

Total Utilities			6,819

Total Convertible Preferred Stocks (Cost: $20,819)			22,790

PREFERRED STOCKS – 0.09%
Consumer Discretionary – 0.09%
Dr Ing hc F Porsche AG (3)		128	7,756
Volkswagen AG		150	13,812

Total Consumer Discretionary			21,568

Total Preferred Stocks (Cost: $33,519)			21,568

SHORT-TERM INVESTMENTS – 3.27%
Money Market Funds – 3.21%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (4)		730,938	730,938

Total Money Market Funds (Cost: $730,938)			730,938

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.06%
ANZ, London, 3.83% due 01/02/2025		$1,026	1,026
Canadian Imperial Bank of Commerce, Toronto, 3.83% due 01/02/2025		893	893
Citibank, London, 1.96% due 01/02/2025	EUR	7,262	7,523
JP Morgan, New York, 3.83% due 01/02/2025		$729	729
Royal Bank of Canada, London, 3.92% due 01/02/2025	GBP	1,972	2,469
Skandinaviska Enskilda Banken AB, Stockholm, -0.93% due 01/02/2025 (2)	SEK	0	0
Sumitomo Trust Bank, London, 3.83% due 01/02/2025		$504	504

The accompanying notes are an integral part of these financial statements.

437

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Sumitomo, Tokyo, 3.83% due 01/02/2025	$746	$746

Total Time Deposits (Cost: $13,890)		13,890

Total Short-Term Investments (Cost: $744,828)		744,828

TOTAL INVESTMENTS IN SECURITIES – 100.09% (Cost: $16,817,457)		22,827,268

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.09)%		(19,642)

TOTAL NET ASSETS – 100.00%		$22,807,626

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,756, which represents 0.03% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
24	S&P 500 E-mini Future	Mar. 2025	$7,346	$7,123	$(223)

					$(223)

The accompanying notes are an integral part of these financial statements.

438

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.71%
Communication Services – 9.58%
Alphabet, Inc. – Class A	748	$141,580
Alphabet, Inc. – Class C	312	59,361
AT&T, Inc.	144	3,289
Charter Communications, Inc. – Class A (1)	3	962
Comcast Corp. – Class A	757	28,408
Electronic Arts, Inc.	164	24,015
Fox Corp. – Class B	42	1,923
Live Nation Entertainment, Inc. (1)	13	1,667
Meta Platforms, Inc. – Class A	202	118,527
Netflix, Inc. (1)	48	42,985
Omnicom Group, Inc.	8	719
Spotify Technology SA (1)	31	13,673
T-Mobile U.S., Inc.	153	33,699
Trade Desk, Inc. – Class A (1)	20	2,366
Verizon Communications, Inc.	55	2,188
Walt Disney Co.	181	20,117
Warner Music Group Corp. – Class A	606	18,780

Total Communication Services		514,259

Consumer Discretionary – 9.62%
Airbnb, Inc. – Class A (1)	12	1,588
Amazon.com, Inc. (1)	964	211,481
Aptiv Plc (1)	143	8,678
Aramark	528	19,717
AutoZone, Inc. (1)(2)	0	612
Best Buy Co., Inc.	1	107
Booking Holdings, Inc.	5	24,743
Caesars Entertainment, Inc. (1)	31	1,020
Carnival Corp. (1)	1,213	30,219
Chipotle Mexican Grill, Inc. – Class A (1)	150	9,027
Coupang, Inc. – Class A (1)	396	8,706
Darden Restaurants, Inc. (2)	0	1
Domino’s Pizza, Inc.	2	779
DR Horton, Inc.	8	1,070
eBay, Inc.	30	1,838
General Motors Co.	40	2,151
Hilton Worldwide Holdings, Inc.	8	1,931
Home Depot, Inc.	35	13,527
Las Vegas Sands Corp.	430	22,108
Lithia Motors, Inc. – Class A	29	10,529
LKQ Corp.	51	1,865
Lowe’s Companies, Inc.	10	2,486
Lululemon Athletica, Inc. (1)	15	5,785
Marriott International, Inc. – Class A	15	4,236
McDonald’s Corp.	7	1,948
MercadoLibre, Inc. (1)	1	2,258
MGM Resorts International (1)	83	2,874
Norwegian Cruise Line Holdings Ltd. (1)	86	2,207
O’Reilly Automotive, Inc. (1)	1	1,231
Pool Corp.	1	425
PulteGroup, Inc.	3	316
Ralph Lauren Corp. – Class A	1	263
Ross Stores, Inc.	110	16,591
SharkNinja, Inc. (1)	38	3,694
Six Flags Entertainment Corp.	266	12,798
Starbucks Corp.	21	1,898
Tesla, Inc. (1)	40	16,083

	Shares (000s)	Value (000s)
TJX Companies, Inc.	324	$39,193
United Parks & Resorts, Inc. (1)	305	17,156
Wynn Resorts Ltd.	154	13,272

Total Consumer Discretionary		516,411

Consumer Staples – 3.97%
Altria Group, Inc.	29	1,527
Archer-Daniels-Midland Co.	76	3,854
BJ’s Wholesale Club Holdings, Inc. (1)	44	3,890
Brown-Forman Corp. – Class B	88	3,348
Coca-Cola Co.	293	18,252
Colgate-Palmolive Co.	5	435
Costco Wholesale Corp.	4	3,648
Dollar Tree, Inc. (1)	76	5,659
General Mills, Inc.	49	3,144
Hormel Foods Corp.	83	2,602
Keurig Dr Pepper, Inc.	865	27,771
Kimberly-Clark Corp.	4	495
Kroger Co.	4	215
Lamb Weston Holdings, Inc.	46	3,104
Mondelez International, Inc. – Class A	111	6,652
Monster Beverage Corp. (1)	80	4,215
PepsiCo, Inc.	145	21,991
Philip Morris International, Inc.	164	19,764
Procter & Gamble Co.	152	25,439
Target Corp.	10	1,332
Walmart, Inc.	618	55,835

Total Consumer Staples		213,172

Energy – 4.39%
APA Corp.	93	2,156
Baker Hughes Co. – Class A	126	5,179
Chevron Corp.	147	21,259
ConocoPhillips	34	3,392
Devon Energy Corp.	96	3,133
Diamondback Energy, Inc.	3	539
Enbridge, Inc.	542	23,002
EOG Resources, Inc.	27	3,343
EQT Corp.	241	11,099
Exxon Mobil Corp.	523	56,215
Halliburton Co.	725	19,708
Hess Corp.	150	19,984
Kinder Morgan, Inc.	521	14,262
Marathon Petroleum Corp.	9	1,263
ONEOK, Inc.	1	119
Permian Resources Corp. – Class A	1,278	18,377
Phillips 66	103	11,715
Plains GP Holdings LP – Class A (1)	741	13,615
Schlumberger NV	134	5,146
Targa Resources Corp.	5	854
Valero Energy Corp.	6	742
Williams Companies, Inc.	10	526

Total Energy		235,628

Financials – 15.58%
Affirm Holdings, Inc. – Class A (1)	76	4,598
Aflac, Inc.	7	684
Allstate Corp.	105	20,183
American Express Co.	71	21,065
American International Group, Inc.	192	13,977

The accompanying notes are an integral part of these financial statements.

439

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ameriprise Financial, Inc. (2)	0	$53
Aon Plc – Class A	2	867
Arthur J. Gallagher & Co. (2)	0	79
Axis Capital Holdings Ltd.	177	15,723
Bank of America Corp.	1,359	59,745
Berkshire Hathaway, Inc. – Class B (1)	180	81,609
Blackrock, Inc.	8	7,864
Blackstone, Inc. – Class A	7	1,138
Brown & Brown, Inc.	10	1,028
Capital One Financial Corp.	16	2,892
Charles Schwab Corp.	148	10,934
Chubb Ltd.	54	15,025
Citigroup, Inc.	27	1,887
CME Group, Inc. – Class A	40	9,294
Comerica, Inc.	286	17,706
Discover Financial Services	12	2,124
FactSet Research Systems, Inc.	3	1,282
Fidelity National Information Services, Inc.	282	22,802
Fifth Third Bancorp	50	2,130
Fiserv, Inc. (1)	204	41,966
Global Payments, Inc.	29	3,240
Globe Life, Inc.	34	3,793
Goldman Sachs Group, Inc.	8	4,452
Hartford Financial Services Group, Inc.	77	8,436
Intercontinental Exchange, Inc.	91	13,613
Jefferies Financial Group, Inc.	413	32,374
JP Morgan Chase & Co.	285	68,314
M&T Bank Corp.	80	15,097
Marsh & McLennan Companies, Inc.	20	4,149
Mastercard, Inc. – Class A	91	48,118
Moody’s Corp.	2	990
MSCI, Inc. – Class A	1	745
PayPal Holdings, Inc. (1)	44	3,796
PNC Financial Services Group, Inc.	11	2,074
Progressive Corp.	96	22,897
Prudential Financial, Inc.	21	2,458
Raymond James Financial, Inc.	14	2,245
Regions Financial Corp.	50	1,181
S&P Global, Inc.	3	1,314
SLM Corp.	311	8,569
State Street Corp.	2	159
T Rowe Price Group, Inc.	19	2,097
Tradeweb Markets, Inc. – Class A	80	10,473
Travelers Companies, Inc.	117	28,100
Truist Financial Corp.	37	1,625
US Bancorp	714	34,157
Visa, Inc. – Class A	251	79,394
Wells Fargo & Co.	446	31,293
Western Alliance Bancorp	250	20,855
Willis Towers Watson Plc	72	22,626
WR Berkley Corp.	21	1,209

Total Financials		836,498

Healthcare – 9.75%
Abbott Laboratories	44	5,010
AbbVie, Inc.	145	25,807
Agilent Technologies, Inc.	13	1,696
Amgen, Inc.	3	817
Argenx SE – ADR (1)	14	8,368
Avantor, Inc. (1)	1,043	21,981

	Shares (000s)	Value (000s)
Becton Dickinson & Co.	38	$8,691
Bio-Rad Laboratories, Inc. – Class A (1)	7	2,370
Boston Scientific Corp. (1)	11	980
Bristol Myers Squibb Co.	63	3,545
Cencora, Inc. – Class A (2)	0	85
Cigna Group	52	14,226
CVS Health Corp.	40	1,795
Danaher Corp.	27	6,092
DaVita, Inc. (1)	9	1,368
DexCom, Inc. (1)	15	1,189
Edwards Lifesciences Corp. (1)	50	3,688
Elevance Health, Inc.	48	17,648
Eli Lilly & Co.	89	68,571
GE HealthCare Technologies, Inc.	17	1,325
Gilead Sciences, Inc.	25	2,264
HCA Healthcare, Inc.	2	650
Hologic, Inc. (1)	27	1,978
Humana, Inc.	14	3,635
IDEXX Laboratories, Inc. (1)	1	401
Incyte Corp. (1)	27	1,883
Intuitive Surgical, Inc. (1)	55	28,765
Johnson & Johnson	232	33,599
Labcorp Holdings, Inc.	2	534
Legend Biotech Corp. – ADR (1)	33	1,063
McKesson Corp.	3	1,691
Medtronic Plc	178	14,247
Merck & Co., Inc.	330	32,800
Mettler-Toledo International, Inc. (1)	1	1,549
Natera, Inc. (1)	10	1,509
Penumbra, Inc. (1)	13	2,972
Pfizer, Inc.	141	3,744
Regeneron Pharmaceuticals, Inc. (1)	1	996
ResMed, Inc.	4	887
Sanofi SA – ADR	502	24,189
Smith & Nephew Plc – ADR	377	9,257
Solventum Corp. (1)	6	391
Sonova Holding AG – ADR	75	4,860
Stryker Corp.	124	44,517
Teleflex, Inc.	7	1,235
Thermo Fisher Scientific, Inc.	48	24,910
UnitedHealth Group, Inc.	148	74,839
Vertex Pharmaceuticals, Inc. (1)	15	6,129
Viatris, Inc.	135	1,687
Zoetis, Inc. – Class A	5	833

Total Healthcare		523,266

Industrials – 8.06%
3M Co.	24	3,053
AECOM	195	20,829
AerCap Holdings NV	233	22,298
Amentum Holdings, Inc. (1)	80	1,683
American Airlines Group, Inc. (1)	140	2,443
Automatic Data Processing, Inc.	108	31,587
Boeing Co. (1)	40	7,123
BWX Technologies, Inc.	215	23,998
CACI International, Inc. – Class A (1)	47	19,097
Canadian Pacific Kansas City Ltd.	102	7,371
Carrier Global Corp.	25	1,719
Caterpillar, Inc.	16	5,978
Cintas Corp.	6	1,055

The accompanying notes are an integral part of these financial statements.

440

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Copart, Inc. (1)	32	$1,854
CSX Corp.	100	3,243
Cummins, Inc. (2)	0	70
Deere & Co.	6	2,496
Delta Air Lines, Inc.	14	847
Dover Corp.	3	595
Eaton Corp. Plc	74	24,720
Emerson Electric Co.	127	15,715
Equifax, Inc.	24	6,154
Everus Construction Group, Inc. (1)	188	12,329
Fastenal Co.	2	114
FedEx Corp.	6	1,719
GE Vernova, Inc.	2	809
General Dynamics Corp. (2)	0	73
General Electric Co.	10	1,640
Honeywell International, Inc.	147	33,315
Howmet Aerospace, Inc.	78	8,531
Illinois Tool Works, Inc.	21	5,320
Ingersoll Rand, Inc.	133	12,004
Jacobs Solutions, Inc.	134	17,897
JB Hunt Transport Services, Inc.	60	10,300
Johnson Controls International Plc	274	21,610
L3Harris Technologies, Inc.	8	1,657
Leidos Holdings, Inc.	23	3,273
Lockheed Martin Corp.	7	3,523
Norfolk Southern Corp.	7	1,624
Northrop Grumman Corp.	9	4,081
Old Dominion Freight Line, Inc.	20	3,453
Otis Worldwide Corp.	10	894
PACCAR, Inc.	7	746
Parker-Hannifin Corp. (2)	0	310
Paychex, Inc.	12	1,721
Pentair Plc	21	2,122
Quanta Services, Inc.	6	1,895
Republic Services, Inc. – Class A	4	754
Rockwell Automation, Inc.	1	398
Rollins, Inc.	22	1,042
RTX Corp.	196	22,631
Stanley Black & Decker, Inc.	60	4,845
Trane Technologies Plc	6	2,366
U-Haul Holding Co. – Class B	78	4,975
Union Pacific Corp.	22	4,954
United Parcel Service, Inc. – Class B	19	2,382
Vertiv Holdings Co. – Class A	88	9,966
Waste Management, Inc.	117	23,661
Westinghouse Air Brake Technologies Corp. (2)	0	1

Total Industrials		432,863

Information Technology – 26.46%
Accenture Plc – Class A	7	2,612
Adobe, Inc. (1)	58	25,623
Advanced Micro Devices, Inc. (1)	52	6,269
Akamai Technologies, Inc. (1)	14	1,382
Amphenol Corp. – Class A	340	23,597
Analog Devices, Inc.	7	1,514
ANSYS, Inc. (1)	6	1,937
Apple, Inc.	1,131	283,273
Applied Materials, Inc.	7	1,126
Arista Networks, Inc. (1)	204	22,592

	Shares (000s)	Value (000s)
ASML Holding NV – Class REG	46	$31,709
Atlassian Corp. – Class A (1)	46	11,267
Aurora Innovation, Inc. – Class A (1)	252	1,586
Autodesk, Inc. (1)	13	3,897
Broadcom, Inc.	260	60,364
Cadence Design Systems, Inc. (1)	37	11,035
Ciena Corp. (1)	263	22,307
Cisco Systems, Inc.	131	7,765
Cognizant Technology Solutions Corp. – Class A	236	18,132
Corning, Inc.	74	3,499
Dynatrace, Inc. (1)	70	3,812
Entegris, Inc.	70	6,902
EPAM Systems, Inc. (1)	10	2,380
Fair Isaac Corp. (1)	9	17,482
Fortinet, Inc. (1)	24	2,258
Gen Digital, Inc.	47	1,287
Hewlett Packard Enterprise Co.	8	163
HubSpot, Inc. (1)	11	7,487
Intuit, Inc.	53	33,125
Lam Research Corp.	31	2,219
Littelfuse, Inc.	35	8,247
Marvell Technology, Inc.	150	16,516
Microchip Technology, Inc.	54	3,111
Micron Technology, Inc.	11	953
Microsoft Corp.	778	327,846
MongoDB, Inc. – Class A (1)	9	2,112
Motorola Solutions, Inc.	2	848
Nice Ltd. – ADR (1)	118	19,986
NVIDIA Corp.	1,903	255,570
NXP Semiconductors NV	6	1,237
ON Semiconductor Corp. (1)	20	1,275
Oracle Corp.	343	57,169
QUALCOMM, Inc.	115	17,606
Roper Technologies, Inc.	8	4,129
Salesforce, Inc.	42	13,955
Seagate Technology Holdings Plc	11	910
ServiceNow, Inc. (1)	24	25,892
Shopify, Inc. – Class A (1)	136	14,496
Synopsys, Inc. (1)	28	13,561
TE Connectivity Plc	28	3,965
Teledyne Technologies, Inc. (1)	4	2,032
Teradyne, Inc.	1	116
Texas Instruments, Inc.	35	6,577
Trimble, Inc. (1)	22	1,552
VeriSign, Inc. (1)	14	2,835

Total Information Technology		1,421,097

Materials – 3.85%
Air Products & Chemicals, Inc.	76	22,119
Albemarle Corp.	32	2,774
Amcor Plc	252	2,368
Axalta Coating Systems Ltd. (1)	576	19,702
Ball Corp.	55	3,032
Corteva, Inc.	8	461
CRH Plc	348	32,212
Crown Holdings, Inc.	117	9,657
DuPont de Nemours, Inc.	81	6,186
Ecolab, Inc.	66	15,506
Element Solutions, Inc.	715	18,191

The accompanying notes are an integral part of these financial statements.

441

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Freeport-McMoRan, Inc.	10	$387
International Flavors & Fragrances, Inc.	15	1,293
Knife River Corp. (1)	267	27,175
Linde Plc	33	13,933
Martin Marietta Materials, Inc.	2	968
Newmont Corp.	63	2,328
PPG Industries, Inc.	50	5,962
Sherwin-Williams Co.	28	9,463
Vulcan Materials Co.	50	12,781

Total Materials		206,498

Real Estate – 2.56%
American Tower Corp.	101	18,611
AvalonBay Communities, Inc.	5	1,065
BXP, Inc.	22	1,633
CBRE Group, Inc. – Class A (1)	1	137
CoStar Group, Inc. (1)	23	1,665
Crown Castle, Inc.	8	758
CubeSmart	327	14,031
Digital Realty Trust, Inc.	10	1,801
Equinix, Inc.	2	2,089
Equity Residential	82	5,879
Extra Space Storage, Inc.	9	1,283
Howard Hughes Holdings, Inc. (1)	33	2,574
Iron Mountain, Inc.	10	1,048
Mid-America Apartment Communities, Inc.	92	14,242
Prologis, Inc.	185	19,507
Public Storage	56	16,684
SBA Communications Corp. – Class A	62	12,544
Simon Property Group, Inc.	10	1,771
VICI Properties, Inc. – Class A	623	18,184
Weyerhaeuser Co.	78	2,206

Total Real Estate		137,712

Utilities – 2.89%
AES Corp.	125	1,615
Alliant Energy Corp.	44	2,614
Ameren Corp.	15	1,331
American Electric Power Co., Inc.	34	3,157
American Water Works Co., Inc.	12	1,516
Atmos Energy Corp.	9	1,322
CenterPoint Energy, Inc.	631	20,028
Consolidated Edison, Inc.	35	3,088
Constellation Energy Corp.	19	4,169
DTE Energy Co.	2	262
Duke Energy Corp.	22	2,413
Entergy Corp.	293	22,208

	Shares (000s)	Value (000s)
Eversource Energy	70	$4,035
Exelon Corp.	79	2,987
MDU Resources Group, Inc.	750	13,516
NextEra Energy, Inc.	35	2,515
NiSource, Inc.	6	225
PG&E Corp.	24	481
Pinnacle West Capital Corp.	234	19,830
PPL Corp.	46	1,499
Sempra	240	21,085
Southern Co.	28	2,304
WEC Energy Group, Inc.	17	1,583
Xcel Energy, Inc.	317	21,405

Total Utilities		155,188

Total Common Stocks (Cost: $3,728,803)		5,192,592

SHORT-TERM INVESTMENTS – 3.08%
Money Market Funds – 3.07%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (3)	164,680	164,680

Total Money Market Funds (Cost: $164,680)		164,680

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Canadian Imperial Bank of Commerce, Toronto, 3.83% due 01/02/2025	$561	561

Total Time Deposits (Cost: $561)		561

Total Short-Term Investments (Cost: $165,241)		165,241

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $3,894,044)		5,357,833

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%		11,152

TOTAL NET ASSETS – 100.00%		$5,368,985

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

442

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.10%
Communication Services – 3.64%
Anterix, Inc. (1)	2	$54
Atlanta Braves Holdings, Inc. – Class A (1)	2	89
Atlanta Braves Holdings, Inc. – Class C (1)	10	365
Bandwidth, Inc. – Class A (1)	4	73
Boston Omaha Corp. – Class A (1)(2)	0	3
Bumble, Inc. – Class A (1)	2	13
Cable One, Inc.	20	7,215
Cardlytics, Inc. (1)	8	29
Cargurus, Inc. – Class A (1)	17	614
Cinemark Holdings, Inc. (1)	17	525
Clear Channel Outdoor Holdings, Inc. – Class A (1)	8	11
Cogent Communications Holdings, Inc.	9	659
Electronic Arts, Inc.	81	11,841
Entravision Communications Corp. – Class A	2	5
Eventbrite, Inc. – Class A (1)	14	48
EverQuote, Inc. – Class A (1)	5	98
fuboTV, Inc. (1)	5	7
Gambling.com Group Ltd. (1)	3	48
Getty Images Holdings, Inc. (1)	19	41
Globalstar, Inc. (1)	120	249
Gogo, Inc. (1)	5	42
Golden Matrix Group, Inc. (1)	4	8
Grindr, Inc. (1)	5	85
Ibotta, Inc. – Class A (1)	3	196
IDT Corp. – Class B	2	103
IMAX Corp. (1)	8	213
Innovid Corp. (1)	3	10
Integral Ad Science Holding Corp. (1)	2	17
Iridium Communications, Inc.	2	57
John Wiley & Sons, Inc. – Class A	229	9,999
Liberty Broadband Corp. – Class A (1)	1	43
Liberty Broadband Corp. – Class C (1)	5	385
Liberty Media Corp.-Liberty Formula One – Class A (1)	2	141
Liberty Media Corp.-Liberty Formula One – Class C (1)	503	46,632
Live Nation Entertainment, Inc. (1)	502	64,982
LiveOne, Inc. (1)	11	17
Madison Square Garden Entertainment Corp. – Class A (1)	1	26
Madison Square Garden Sports Corp. – Class A (1)(2)	0	52
Magnite, Inc. (1)	22	345
MediaAlpha, Inc. – Class A (1)	6	65
Nexstar Media Group, Inc. – Class A	2	368
Pinterest, Inc. – Class A (1)	111	3,220
PubMatic, Inc. – Class A (1)	8	120
QuinStreet, Inc. (1)	10	242
Reddit, Inc. – Class A (1)	205	33,479
ROBLOX Corp. – Class A (1)	97	5,622
Roku, Inc. – Class A (1)	3	258
Shutterstock, Inc.	4	111
Sinclair, Inc.	6	102
Spotify Technology SA (1)	192	86,061
Stagwell, Inc. – Class A (1)	3	19
System1, Inc. (1)	5	4

	Shares (000s)	Value (000s)
Take-Two Interactive Software, Inc. (1)	178	$32,777
TechTarget, Inc. (1)	5	100
Thryv Holdings, Inc. (1)	7	104
TKO Group Holdings, Inc. – Class A (1)	113	16,064
Townsquare Media, Inc. – Class A	2	22
Trade Desk, Inc. – Class A (1)	83	9,708
TripAdvisor, Inc. (1)	1	16
Trump Media & Technology Group Corp. (1)	9	294
Vivid Seats, Inc. – Class A (1)	15	69
Webtoon Entertainment, Inc. (1)	1	17
Yelp, Inc. – Class A (1)	12	482
ZipRecruiter, Inc. – Class A (1)	14	99

Total Communication Services		334,763

Consumer Discretionary – 10.17%
1-800-Flowers.com, Inc. – Class A (1)	1	9
1stdibs.com, Inc. (1)	1	5
Abercrombie & Fitch Co. – Class A (1)	10	1,457
Academy Sports & Outdoors, Inc.	143	8,255
Accel Entertainment, Inc. – Class A (1)	10	106
Acushnet Holdings Corp.	156	11,117
Adtalem Global Education, Inc. (1)	1	122
American Eagle Outfitters, Inc.	682	11,374
American Public Education, Inc. (1)(2)	0	8
Arhaus, Inc. – Class A	8	80
Arko Corp.	1	9
AutoZone, Inc. (1)	8	26,903
Best Buy Co., Inc.	109	9,382
Birkenstock Holding Plc (1)	194	10,977
BJ’s Restaurants, Inc. (1)	2	71
Bloomin’ Brands, Inc.	8	101
Boot Barn Holdings, Inc. (1)	56	8,509
Bright Horizons Family Solutions, Inc. (1)	226	25,051
Brinker International, Inc. (1)	8	1,019
Buckle, Inc.	6	304
Build-A-Bear Workshop, Inc.	2	114
Burlington Stores, Inc. (1)	137	38,961
Caleres, Inc.	2	46
Camping World Holdings, Inc. – Class A	11	231
CarMax, Inc. (1)	2	161
Carriage Services, Inc. – Class A	2	80
Carvana Co. – Class A (1)	161	32,681
Cava Group, Inc. (1)	214	24,142
Cavco Industries, Inc. (1)	2	715
Century Communities, Inc.	1	46
Champion Homes, Inc. (1)	137	12,026
Cheesecake Factory, Inc.	9	443
Chipotle Mexican Grill, Inc. – Class A (1)	601	36,241
Choice Hotels International, Inc.	4	618
Churchill Downs, Inc.	13	1,722
Coupang, Inc. – Class A (1)	214	4,708
Coursera, Inc. (1)	27	227
Cracker Barrel Old Country Store, Inc.	1	54
Cricut, Inc. – Class A	7	41
Crocs, Inc. (1)	2	201
Darden Restaurants, Inc.	11	2,144
Dave & Buster’s Entertainment, Inc. (1)	6	186
Deckers Outdoor Corp. (1)	358	72,771
Denny’s Corp. (1)	7	39
Despegar.com Corp. (1)	2	30

The accompanying notes are an integral part of these financial statements.

443

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Dick’s Sporting Goods, Inc.	65	$14,921
Dine Brands Global, Inc. (2)	0	14
Domino’s Pizza, Inc.	90	37,721
DoorDash, Inc. – Class A (1)	192	32,164
Dorman Products, Inc. (1)	5	650
DraftKings, Inc. – Class A (1)	84	3,110
Dream Finders Homes, Inc. – Class A (1)	5	125
Duolingo, Inc. – Class A (1)	7	2,228
Dutch Bros, Inc. – Class A (1)	323	16,942
Empire Resorts, Inc. (1)(2)(6)	1	—
Etsy, Inc. (1)	13	711
European Wax Center, Inc. – Class A (1)	6	38
Everi Holdings, Inc. (1)	9	116
EVgo, Inc. – Class A (1)	2	9
Expedia Group, Inc. (1)	23	4,282
Figs, Inc. – Class A (1)	1	9
First Watch Restaurant Group, Inc. (1)	6	109
Five Below, Inc. (1)	88	9,214
Floor & Decor Holdings, Inc. – Class A (1)	7	709
Frontdoor, Inc. (1)	15	815
Genesco, Inc. (1)	1	24
Gentherm, Inc. (1)	217	8,676
GigaCloud Technology, Inc. – Class A (1)	5	84
Global Business Travel Group I (1)	21	196
Grand Canyon Education, Inc. (1)	2	284
Green Brick Partners, Inc. (1)	2	92
Groupon, Inc. – Class A (1)	2	27
H&R Block, Inc.	5	270
Hanesbrands, Inc. (1)	69	561
Hasbro, Inc.	23	1,263
Hilton Grand Vacations, Inc. (1)	14	536
Hilton Worldwide Holdings, Inc.	23	5,611
Holley, Inc. (1)	4	12
Hovnanian Enterprises, Inc. – Class A (1)(2)	0	8
Hyatt Hotels Corp. – Class A	1	168
Inspired Entertainment, Inc. (1)	4	40
Installed Building Products, Inc.	71	12,530
International Game Technology Plc	3	50
J Jill, Inc.	1	27
Jack in the Box, Inc.	4	159
KB Home	2	121
KinderCare Learning Companies, Inc. (1)	2	44
Kontoor Brands, Inc.	11	912
Krispy Kreme, Inc.	17	165
Kura Sushi USA, Inc. – Class A (1)	1	106
Landsea Homes Corp. (1)(2)	0	3
Las Vegas Sands Corp.	65	3,314
Laureate Education, Inc. – Class A (1)	20	374
LCI Industries	5	499
Leslie’s, Inc. (1)	21	47
LGI Homes, Inc. (1)(2)	0	24
Life Time Group Holdings, Inc. (1)	698	15,446
Light & Wonder, Inc. (1)	16	1,419
Lindblad Expeditions Holdings, Inc. (1)	5	60
Lithia Motors, Inc. – Class A	28	10,175
Livewire Group, Inc. (1)	3	17
Lovesac Co. (1)	1	34
Luminar Technologies, Inc. – Class A (1)	4	20
Marine Products Corp.	1	7
Mister Car Wash, Inc. (1)	16	114

	Shares (000s)	Value (000s)
Modine Manufacturing Co. (1)	379	$43,935
Monarch Casino & Resort, Inc.	2	197
Murphy USA, Inc.	3	1,704
Nathan’s Famous, Inc. (2)	0	38
National Vision Holdings, Inc. (1)	1	11
Nerdy, Inc. (1)	16	26
Norwegian Cruise Line Holdings Ltd. (1)	699	17,980
NVR, Inc. (1)	1	12,178
Ollie’s Bargain Outlet Holdings, Inc. (1)	115	12,630
ONE Group Hospitality, Inc. (1)	3	8
OneSpaWorld Holdings Ltd.	329	6,554
Oxford Industries, Inc.	2	160
Papa John’s International, Inc.	184	7,539
Patrick Industries, Inc.	6	522
Peloton Interactive, Inc. – Class A (1)	63	551
Planet Fitness, Inc. – Class A (1)	292	28,918
PlayAGS, Inc. (1)	8	88
Pool Corp.	26	8,719
Portillo’s, Inc. – Class A (1)	8	79
Potbelly Corp. (1)	6	52
RCI Hospitality Holdings, Inc.	1	45
RealReal, Inc. (1)	14	151
Red Rock Resorts, Inc. – Class A	4	204
Revolve Group, Inc. – Class A (1)	8	252
RH (1)	18	6,980
Rocky Brands, Inc. (2)	0	11
Ross Stores, Inc.	14	2,104
Royal Caribbean Cruises Ltd.	15	3,513
Rush Street Interactive, Inc. (1)	15	203
Sabre Corp. (1)	15	55
Savers Value Village, Inc. (1)	4	46
Shake Shack, Inc. – Class A (1)	150	19,441
SharkNinja, Inc. (1)	153	14,876
Six Flags Entertainment Corp.	13	644
Skechers USA, Inc. – Class A (1)	2	152
Smith & Wesson Brands, Inc.	1	8
Sonic Automotive, Inc. – Class A	1	50
Sonos, Inc. (1)	21	317
Steven Madden Ltd.	188	8,010
Stride, Inc. (1)	8	857
Sturm Ruger & Co., Inc.	1	33
Super Group SGHC Ltd.	29	181
Superior Group of Companies, Inc. (2)	0	6
Sweetgreen, Inc. – Class A (1)	729	23,380
Target Hospitality Corp. (1)	7	64
Tempur Sealy International, Inc.	31	1,765
Texas Roadhouse, Inc. – Class A	78	14,025
ThredUp, Inc. – Class A (1)	3	4
Tile Shop Holdings, Inc. (1)	2	11
TopBuild Corp. (1)(2)	0	149
Torrid Holdings, Inc. (1)	4	19
Tractor Supply Co.	207	10,995
TRI Pointe Homes, Inc. (1)	5	186
Udemy, Inc. (1)	18	147
Ulta Beauty, Inc. (1)	116	50,249
Under Armour, Inc. – Class C (1)	1,807	13,480
United Homes Group, Inc. – Class A (1)	1	4
United Parks & Resorts, Inc. (1)	6	333
Universal Technical Institute, Inc. (1)	214	5,509
Upbound Group, Inc.	10	302

The accompanying notes are an integral part of these financial statements.

444

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Urban Outfitters, Inc. (1)	3	$188
Vail Resorts, Inc.	6	1,103
Valvoline, Inc. (1)	24	875
Victoria’s Secret & Co. (1)	4	147
Viking Holdings Ltd. (1)	305	13,456
Visteon Corp. (1)	5	468
Warby Parker, Inc. – Class A (1)	17	415
Wayfair, Inc. – Class A (1)	88	3,891
Wendy’s Co.	656	10,691
Williams-Sonoma, Inc.	14	2,538
Wingstop, Inc.	134	38,046
Winmark Corp.	18	7,252
Wolverine World Wide, Inc.	15	343
Worthington Enterprises, Inc.	5	219
Wyndham Hotels & Resorts, Inc.	1	139
Wynn Resorts Ltd.	1	116
XPEL, Inc. (1)	5	195
Xponential Fitness, Inc. – Class A (1)	5	61
YETI Holdings, Inc. (1)	5	180
Yum! Brands, Inc.	20	2,677

Total Consumer Discretionary		934,543

Consumer Staples – 5.02%
Andersons, Inc.	1	31
Beauty Health Co. (1)	15	24
BellRing Brands, Inc. (1)	611	46,043
Beyond Meat, Inc. (1)	12	46
Boston Beer Co., Inc. – Class A (1)(2)	0	103
BRC, Inc. – Class A (1)	9	29
Brown-Forman Corp. – Class B	639	24,269
Calavo Growers, Inc.	1	14
Cal-Maine Foods, Inc. (2)	0	46
Casey’s General Stores, Inc.	1	458
Celsius Holdings, Inc. (1)	108	2,846
Central Garden & Pet Co. – Class A (1)	1	21
Central Garden & Pet Co. – Class A (1)	1	48
Chefs’ Warehouse, Inc. (1)	7	334
Clorox Co.	200	32,473
elf Beauty, Inc. (1)	264	33,109
Energizer Holdings, Inc.	14	486
Forafric Global Plc (1)	1	6
Freshpet, Inc. (1)	452	66,879
Guardian Pharmacy Services, Inc. – Class A (1)(2)	0	9
Herbalife Ltd. (1)	13	89
Hershey Co.	4	626
Honest Co., Inc. (1)	746	5,172
Hormel Foods Corp.	1,000	31,370
Interparfums, Inc.	107	14,110
Ispire Technology, Inc. (1)	4	21
J&J Snack Foods Corp.	3	460
J.M. Smucker Co.	250	27,530
John B Sanfilippo & Son, Inc.	2	155
Lamb Weston Holdings, Inc.	341	22,758
Lancaster Colony Corp.	4	658
Lifeway Foods, Inc. (1)	1	21
Mama’s Creations, Inc. (1)	6	51
McCormick & Co., Inc.	509	38,807
MGP Ingredients, Inc.	3	110
Mission Produce, Inc. (1)	1	13

	Shares (000s)	Value (000s)
Monster Beverage Corp. (1)	439	$23,074
National Beverage Corp.	5	193
Natural Grocers by Vitamin Cottage, Inc.(2)	0	18
Nature’s Sunshine Products, Inc. (1)(2)	0	6
Oil-Dri Corp. of America (2)	0	19
Performance Food Group Co. (1)	4	345
Pilgrim’s Pride Corp. (1)	1	43
PriceSmart, Inc.	3	281
Primo Brands Corp.	4	116
Simply Good Foods Co. (1)	18	690
Sprouts Farmers Market, Inc. (1)	234	29,719
SunOpta, Inc. (1)	18	139
Sysco Corp.	56	4,319
Turning Point Brands, Inc.	3	171
US Foods Holding Corp. (1)	353	23,789
Utz Brands, Inc.	750	11,745
Veru, Inc. (1)	19	13
Vita Coco Co., Inc. (1)	170	6,286
Vital Farms, Inc. (1)	6	242
WD-40 Co.	43	10,336
Westrock Coffee Co. (1)	6	41
WK Kellogg Co.	13	229

Total Consumer Staples		461,039

Energy – 2.25%
Antero Midstream Corp.	25	376
Antero Resources Corp. (1)	691	24,226
Archrock, Inc.	32	805
Atlas Energy Solutions, Inc. – Class A	13	293
Berry Corp.	5	20
BKV Corp. (1)	1	12
Cactus, Inc. – Class A	13	752
Cameco Corp.	575	29,529
Centrus Energy Corp. – Class A (1)	2	134
ChampionX Corp.	37	1,011
Cheniere Energy, Inc.	21	4,541
Chord Energy Corp.	63	7,369
Civitas Resources, Inc.	5	250
Core Laboratories, Inc.	193	3,337
Coterra Energy, Inc.	189	4,839
Crescent Energy Co. – Class A	8	115
CVR Energy, Inc.	6	111
Delek U.S. Holdings, Inc.	3	62
Diamondback Energy, Inc.	18	2,896
Diversified Energy Co. Plc (2)	0	8
DMC Global, Inc. (1)	1	8
Dorian LPG Ltd.	4	86
Drilling Tools International Corp. (1)	2	7
Empire Petroleum Corp. (1)	3	22
Encore Energy Corp. (1)	27	91
EQT Corp.	7	313
Evolution Petroleum Corp.	2	10
Expand Energy Corp.	133	13,193
FLEX LNG Ltd.	3	80
Gulfport Energy Corp. (1)	40	7,418
Helix Energy Solutions Group, Inc. (1)	5	47
Hess Corp.	33	4,440
Kinetik Holdings, Inc. – Class A	1	45
Kodiak Gas Services, Inc.	2	67
Kosmos Energy Ltd. (1)	90	308

The accompanying notes are an integral part of these financial statements.

445

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Liberty Energy, Inc. – Class A	2	$37
Magnolia Oil & Gas Corp. – Class A	470	10,989
Matador Resources Co.	142	8,003
Nabors Industries Ltd. (1)	1	30
Natural Gas Services Group, Inc. (1)(2)	0	10
New Fortress Energy, Inc. – Class A	8	121
NexGen Energy Ltd. (1)	1,733	11,440
NextDecade Corp. (1)	22	172
Noble Corp. Plc	17	549
Northern Oil & Gas, Inc.	1	45
Oceaneering International, Inc. (1)	19	508
Permian Resources Corp. – Class A	341	4,909
REX American Resources Corp. (1)	1	27
Riley Exploration Permian, Inc. (2)	0	10
Sable Offshore Corp. (1)	10	224
Seadrill Ltd. (1)	4	158
SFL Corp. Ltd. – Class B	5	50
SM Energy Co.	279	10,815
Targa Resources Corp.	40	7,142
TechnipFMC Plc	945	27,342
TETRA Technologies, Inc. (1)	25	88
Texas Pacific Land Corp.	3	3,831
Tidewater, Inc. (1)	9	516
Uranium Energy Corp. (1)	78	520
Ur-Energy, Inc. (1)	59	68
VAALCO Energy, Inc.	2	10
Valaris Ltd. (1)	8	335
Verde Clean Fuels, Inc. (1)	1	5
Viper Energy, Inc. – Class A	150	7,353
W&T Offshore, Inc.	18	31
Weatherford International Plc	64	4,586
World Kinect Corp.	1	31

Total Energy		206,776

Financials – 10.51%
Affirm Holdings, Inc. – Class A (1)	391	23,801
AG Mortgage Investment Trust, Inc.	1	6
Alerus Financial Corp.	1	15
Allstate Corp.	8	1,476
Ally Financial, Inc.	7	249
American Coastal Insurance Corp. (1)	2	28
Ameriprise Financial, Inc.	16	8,766
AMERISAFE, Inc.	182	9,374
Angel Oak Mortgage REIT, Inc.	1	7
Ares Management Corp. – Class A	156	27,622
Arthur J. Gallagher & Co.	122	34,511
Artisan Partners Asset Management, Inc. – Class A	12	526
Atlanticus Holdings Corp. (1)(2)	0	7
AvidXchange Holdings, Inc. (1)	34	348
Axos Financial, Inc. (1)	1	79
B. Riley Financial, Inc.	5	21
Baldwin Insurance Group, Inc. – Class A (1)	13	500
BancFirst Corp.	1	61
Bancorp, Inc. (1)	9	454
Bank7 Corp. (2)	0	7
Block, Inc. – Class A (1)	43	3,679
Blue Owl Capital, Inc. – Class A	97	2,255
Bowhead Specialty Holdings, Inc. (1)(2)	0	17
Brightsphere Investment Group, Inc.	5	142

	Shares (000s)	Value (000s)
Brown & Brown, Inc.	19	$1,976
Cantaloupe, Inc. (1)	11	101
Cass Information Systems, Inc.	2	92
Citizens Financial Services, Inc. (2)	0	6
City Holding Co. (2)	0	20
Coastal Financial Corp. (1)	2	174
Cohen & Steers, Inc.	131	12,118
Coinbase Global, Inc. – Class A (1)	32	7,842
Columbia Banking System, Inc.	383	10,357
Columbia Financial, Inc. (1)(2)	0	7
Corpay, Inc. (1)	12	4,229
Crawford & Co. – Class A	3	36
Credit Acceptance Corp. (1)	1	444
Cullen/Frost Bankers, Inc.	337	45,242
Dave, Inc. (1)	2	132
Diamond Hill Investment Group, Inc.	1	80
DigitalBridge Group, Inc.	8	93
Donnelley Financial Solutions, Inc. (1)	3	202
Encore Capital Group, Inc. (1)	168	8,015
Equitable Holdings, Inc.	49	2,313
Esquire Financial Holdings, Inc.	1	95
Euronet Worldwide, Inc. (1)	101	10,378
Evercore, Inc. – Class A	118	32,728
Everest Group Ltd.	166	60,295
EVERTEC, Inc.	12	426
FactSet Research Systems, Inc.	66	31,465
Federal Agricultural Mortgage Corp. – Class C	20	3,850
First Bancorp	2	44
First Business Financial Services, Inc. (2)	0	8
First Financial Bankshares, Inc.	25	915
First Foundation, Inc.	4	22
First Internet Bancorp	1	22
First Interstate BancSystem, Inc. – Class A	303	9,849
First Merchants Corp.	217	8,641
First Western Financial, Inc. (1)(2)	0	7
FirstCash Holdings, Inc.	172	17,839
Flywire Corp. (1)	345	7,117
GCM Grosvenor, Inc. – Class A	8	96
Goosehead Insurance, Inc. – Class A (1)	4	467
Greene County Bancorp, Inc.	1	37
Hamilton Lane, Inc. – Class A	7	1,108
HCI Group, Inc.	2	184
Houlihan Lokey, Inc. – Class A	31	5,443
I3 Verticals, Inc. – Class A (1)(2)	0	5
International Money Express, Inc. (1)	6	125
Investors Title Co. (2)	0	10
Jefferies Financial Group, Inc.	9	732
Kemper Corp.	238	15,799
Kingsway Financial Services, Inc. (1)	3	25
Kinsale Capital Group, Inc.	110	51,074
KKR Real Estate Finance Trust, Inc.	3	29
Lakeland Financial Corp.	120	8,222
Lazard, Inc. – Class A	19	996
Lemonade, Inc. (1)	8	306
LendingTree, Inc. (1)	2	71
Live Oak Bancshares, Inc.	6	230
LPL Financial Holdings, Inc.	73	23,850
Markel Group, Inc. (1)	1	977

The accompanying notes are an integral part of these financial statements.

446

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
MarketAxess Holdings, Inc.	15	$3,411
MarketWise, Inc.	9	5
Marqeta, Inc. – Class A (1)	79	301
Mercury General Corp.	1	44
Metrocity Bankshares, Inc.	1	16
Moelis & Co. – Class A	10	715
Moneylion, Inc. (1)	2	146
Morningstar, Inc.	5	1,667
Mr Cooper Group, Inc. (1)	5	440
MSCI, Inc. – Class A	33	19,894
NBT Bancorp, Inc.	194	9,245
NCR Atleos Corp. (1)	14	473
NerdWallet, Inc. – Class A (1)	7	92
Nicolet Bankshares, Inc.	1	62
NMI Holdings, Inc. – Class A (1)	1	41
NU Holdings Ltd. – Class A (1)	1,276	13,216
Open Lending Corp. – Class A (1)	20	121
OppFi, Inc.	3	25
Oscar Health, Inc. – Class A (1)	39	518
P10, Inc. – Class A	8	95
Pagseguro Digital Ltd. – Class A (1)	19	120
Palomar Holdings, Inc. – Class A (1)	160	16,886
Pathward Financial, Inc.	1	100
Patria Investments Ltd. – Class A	12	135
Payoneer Global, Inc. (1)	1,000	10,043
Paysign, Inc. (1)	7	20
PennyMac Financial Services, Inc.	3	294
Peoples Financial Services Corp.(2)	0	22
Perella Weinberg Partners – Class A	10	243
Piper Sandler Companies	37	10,984
PJT Partners, Inc. – Class A	90	14,231
Popular, Inc.	2	155
Priority Technology Holdings, Inc. (1)	3	39
PROG Holdings, Inc.	1	53
Regional Management Corp.(2)	0	10
Remitly Global, Inc. (1)	29	655
RLI Corp.(2)	0	73
Robinhood Markets, Inc. – Class A (1)	1,535	57,197
Root, Inc. – Class A (1)	2	122
Ryan Specialty Holdings, Inc. – Class A	922	59,175
Selective Insurance Group, Inc.	164	15,315
ServisFirst Bancshares, Inc.	3	238
Sezzle, Inc. (1)(2)	0	103
Shift4 Payments, Inc. – Class A (1)	30	3,161
Shore Bancshares, Inc.	1	17
SiriusPoint Ltd. (1)	2	27
Skyward Specialty Insurance Group, Inc. (1)	2	84
SoFi Technologies, Inc. (1)	33	503
StepStone Group, Inc. – Class A	13	741
StoneCo Ltd. – Class A (1)	29	229
StoneX Group, Inc. (1)	1	57
Tiptree, Inc.	2	33
Toast, Inc. – Class A (1)	1,381	50,347
TPG, Inc. – Class A	4	246
Tradeweb Markets, Inc. – Class A	885	115,854
Triumph Financial, Inc. (1)	4	357
Trupanion, Inc. (1)	6	309
Universal Insurance Holdings, Inc.	1	20
Upstart Holdings, Inc. (1)	15	938
USCB Financial Holdings, Inc.	1	9

	Shares (000s)	Value (000s)
UWM Holdings Corp.	14	$79
Value Line, Inc. (2)	0	7
Victory Capital Holdings, Inc. – Class A	8	531
Virtus Investment Partners, Inc.	1	251
Walker & Dunlop, Inc.	87	8,503
Western Alliance Bancorp	183	15,323
Western Union Co.	7	79
WEX, Inc. (1)	1	130
Wintrust Financial Corp.	69	8,565
WisdomTree, Inc.	908	9,535
World Acceptance Corp. (1)	1	71
WSFS Financial Corp.	227	12,085
XP, Inc. – Class A	8	95

Total Financials		965,843

Healthcare – 19.76%
10X Genomics, Inc. – Class A (1)	13	183
4D Molecular Therapeutics, Inc. (1)	6	35
Absci Corp. (1)	11	30
Acadia Healthcare Co., Inc. (1)	204	8,072
ACADIA Pharmaceuticals, Inc. (1)	23	426
Accolade, Inc. (1)	5	17
Accuray, Inc. (1)	17	34
Achieve Life Sciences, Inc. (1)	4	14
Actinium Pharmaceuticals, Inc. (1)	6	8
AdaptHealth Corp. – Class A (1)	8	80
ADC Therapeutics SA (1)	10	20
Addus HomeCare Corp. (1)	1	167
ADMA Biologics, Inc. (1)	44	749
Aduro Bioteech, Inc. (1)(6)	5	10
Aerovate Therapeutics, Inc. (1)	2	6
Agenus, Inc. (1)(2)	0	1
Agilent Technologies, Inc.	144	19,345
agilon health, Inc. (1)	61	115
AirSculpt Technologies, Inc. (1)	2	12
Akebia Therapeutics, Inc. (1)	3	6
Akero Therapeutics, Inc. (1)	2	62
Akoya Biosciences, Inc. (1)	6	14
Aldeyra Therapeutics, Inc. (1)	1	6
Alector, Inc. (1)	16	30
Align Technology, Inc. (1)	8	1,693
Alignment Healthcare, Inc. (1)	19	217
Alimera Sciences, Inc. (1)(2)(6)	4	0
Alkermes Plc (1)	31	899
Alnylam Pharmaceuticals, Inc. (1)	48	11,345
Alphatec Holdings, Inc. (1)	20	187
Altimmune, Inc. (1)	8	55
Alto Neuroscience, Inc. (1)	2	11
Alumis, Inc. (1)	1	11
ALX Oncology Holdings, Inc. (1)	6	11
Amicus Therapeutics, Inc. (1)	57	536
AMN Healthcare Services, Inc. (1)	7	173
Amneal Pharmaceuticals, Inc. (1)	26	208
Amphastar Pharmaceuticals, Inc. (1)	7	275
AnaptysBio, Inc. (1)	149	1,976
Anavex Life Sciences Corp. (1)	4	42
ANI Pharmaceuticals, Inc. (1)	3	139
Anika Therapeutics, Inc. (1)(2)	0	8
Apellis Pharmaceuticals, Inc. (1)	147	4,694
Apogee Therapeutics, Inc. (1)	406	18,400

The accompanying notes are an integral part of these financial statements.

447

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Applied Therapeutics, Inc. (1)	11	$10
Aquestive Therapeutics, Inc. (1)	4	14
Arbutus Biopharma Corp. (1)	27	87
Arcellx, Inc. (1)	76	5,816
Arcturus Therapeutics Holdings, Inc. (1)	4	67
Arcus Biosciences, Inc. (1)	11	157
Arcutis Biotherapeutics, Inc. (1)	21	291
Ardelyx, Inc. (1)	46	232
Ardent Health Partners, Inc. (1)	2	26
Argenx SE – ADR (1)	198	121,543
ArriVent Biopharma, Inc. (1)	3	88
Arrowhead Pharmaceuticals, Inc. (1)	23	435
ARS Pharmaceuticals, Inc. (1)	10	101
Artiva Biotherapeutics, Inc. (1)	1	15
Artivion, Inc. (1)	6	166
Arvinas, Inc. (1)	12	238
Ascendis Pharma – ADR (1)	502	69,122
Astrana Health, Inc. (1)	8	265
Astria Therapeutics, Inc. (1)	7	66
Atossa Therapeutics, Inc. (1)	6	6
AtriCure, Inc. (1)	122	3,734
Aurinia Pharmaceuticals, Inc. (1)	19	171
Avadel Pharmaceuticals Plc (1)	18	188
Aveanna Healthcare Holdings, Inc. (1)	8	34
Avid Bioservices, Inc. (1)	12	143
Avidity Biosciences, Inc. (1)	297	8,642
Avita Medical, Inc. (1)	5	62
Axogen, Inc. (1)	8	135
Axsome Therapeutics, Inc. (1)	7	604
Azenta, Inc. (1)	95	4,730
Bicara Therapeutics, Inc. (1)	2	35
BioAge Labs, Inc. (1)	1	7
BioCryst Pharmaceuticals, Inc. (1)	40	301
Biohaven Ltd. (1)	172	6,432
BioLife Solutions, Inc. (1)	408	10,585
Biomea Fusion, Inc. (1)	5	21
Biote Corp. – Class A (1)	5	30
Bio-Techne Corp.	658	47,405
Bioventus, Inc. – Class A (1)	3	27
Black Diamond Therapeutics, Inc. (1)	5	11
Blueprint Medicines Corp. (1)	12	1,074
Boundless Bio, Inc. (1)	2	5
Bridgebio Pharma, Inc. (1)	17	467
BrightSpring Health Services, Inc. (1)	10	175
Brookdale Senior Living, Inc. (1)	32	159
Bruker Corp.	13	752
Cabaletta Bio, Inc. (1)	2	4
CAMP4 Therapeutics Corp. (1)	1	4
Candel Therapeutics, Inc. (1)	4	34
Capricor Therapeutics, Inc. (1)	6	83
Cardiff Oncology, Inc. (1)	3	13
Cardinal Health, Inc.	27	3,163
CareDx, Inc. (1)	2	46
Cargo Therapeutics, Inc. (1)	1	10
Cartesian Therapeutics, Inc. (1)	2	34
Cassava Sciences, Inc. (1)	8	19
Castle Biosciences, Inc. (1)	2	43
Catalyst Pharmaceuticals, Inc. (1)	22	452
Celcuity, Inc. (1)	6	76
Celldex Therapeutics, Inc. (1)	10	258

	Shares (000s)	Value (000s)
Cencora, Inc. – Class A	31	$6,912
Ceribell, Inc. (1)	2	39
Cerus Corp. (1)	35	53
CervoMed, Inc. (1)	1	2
CG oncology, Inc. (1)	6	160
Chemed Corp. (2)	0	142
Chinook Therapeutics, Inc. (1)(6)	3	1
ChromaDex Corp. (1)	9	50
Climb Bio, Inc. (1)	1	2
Codexis, Inc. (1)	2	8
Cogent Biosciences, Inc. (1)	17	129
Coherus Biosciences, Inc. (1)	6	8
Collegium Pharmaceutical, Inc. (1)	6	179
Community Health Systems, Inc. (1)	13	39
Concentra Group Holdings Parent, Inc.	15	295
Conduit Pharmaceuticals, Inc. (1)	49	3
CONMED Corp.	114	7,835
Contineum Therapeutics, Inc. – Class A (1)	1	17
Cooper Companies, Inc. (1)	334	30,726
Corbus Pharmaceuticals Holdings, Inc. (1)	2	18
Corcept Therapeutics, Inc. (1)	16	790
CorMedix, Inc. (1)	11	87
CorVel Corp. (1)	5	574
Crinetics Pharmaceuticals, Inc. (1)	987	50,444
CryoPort, Inc. (1)	7	55
Cullinan Therapeutics, Inc. (1)	9	109
CVRx, Inc. (1)	3	33
Cytokinetics, Inc. (1)	2	100
DaVita, Inc. (1)	9	1,306
Day One Biopharmaceuticals, Inc. (1)	9	115
Denali Therapeutics, Inc. (1)	14	281
DexCom, Inc. (1)	860	66,859
Dianthus Therapeutics, Inc. (1)(2)	0	7
Disc Medicine, Inc. – Class A (1)	95	6,040
DocGo, Inc. (1)	4	18
Doximity, Inc. – Class A (1)	2	85
Dynavax Technologies Corp. – Class A (1)	21	265
Dyne Therapeutics, Inc. (1)	16	377
Edgewise Therapeutics, Inc. (1)	14	375
Edwards Lifesciences Corp. (1)	539	39,902
Elevation Oncology, Inc. (1)	6	3
Embecta Corp.	1	22
Enhabit, Inc. (1)	1	6
Enliven Therapeutics, Inc. (1)	6	145
Ensign Group, Inc.	11	1,431
Esperion Therapeutics, Inc. (1)	10	22
Evolent Health, Inc. – Class A (1)	22	248
Evolus, Inc. (1)	11	118
Exact Sciences Corp. (1)	717	40,311
Exelixis, Inc. (1)	719	23,947
EyePoint Pharmaceuticals, Inc. (1)	6	43
Fennec Pharmaceuticals, Inc. (1)	1	5
Fibrobiologics, Inc. (1)	6	13
Foghorn Therapeutics, Inc. (1)	3	14
Fortrea Holdings, Inc. (1)	2	32
Fractyl Health, Inc. (1)	4	8
Fulcrum Therapeutics, Inc. (1)	5	24
Galectin Therapeutics, Inc. (1)	3	4
GE HealthCare Technologies, Inc.	8	622

The accompanying notes are an integral part of these financial statements.

448

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
GeneDx Holdings Corp. – Class A (1)(2)	0	$24
Geron Corp. (1)	79	279
Glaukos Corp. (1)	227	34,076
Globus Medical, Inc. – Class A (1)	496	41,036
Greenwich Lifesciences, Inc. (1)	1	13
GTX, Inc. (1)(2)(6)	0	0
Guardant Health, Inc. (1)	23	699
Gyre Therapeutics, Inc. (1)(2)	0	4
Haemonetics Corp. (1)	10	760
Halozyme Therapeutics, Inc. (1)	238	11,377
Harmony Biosciences Holdings, Inc. (1)	7	252
Harrow, Inc. (1)	6	196
Harvard Bioscience, Inc. (1)	2	5
Health Catalyst, Inc. (1)	1	8
HealthEquity, Inc. (1)	237	22,694
HealthStream, Inc.	1	47
Heron Therapeutics, Inc. (1)	2	4
HilleVax, Inc. (1)	1	3
Hims & Hers Health, Inc. (1)	37	889
Hologic, Inc. (1)	331	23,843
Humacyte, Inc. (1)	17	85
ICON Plc (1)	65	13,665
Ideaya Biosciences, Inc. (1)	165	4,253
IDEXX Laboratories, Inc. (1)	31	12,830
IGM Biosciences, Inc. (1)	3	17
Illumina, Inc. (1)	258	34,428
ImmunityBio, Inc. (1)	22	56
Immunome, Inc. (1)	10	106
Immunovant, Inc. (1)	11	280
Inari Medical, Inc. (1)	10	524
Incyte Corp. (1)	2	124
InfuSystem Holdings, Inc. (1)	4	31
Inhibrx Biosciences, Inc. (1)	1	22
Inhibrx, Inc. (1)(6)	4	3
Inmode Ltd. (1)	2	27
Inmune Bio, Inc. (1)	2	11
Innovage Holding Corp. (1)	1	6
Innoviva, Inc. (1)	1	13
Insmed, Inc. (1)	620	42,824
Inspire Medical Systems, Inc. (1)	31	5,741
Insulet Corp. (1)	175	45,560
Integer Holdings Corp. (1)	119	15,836
Intra-Cellular Therapies, Inc. (1)	19	1,594
Ionis Pharmaceuticals, Inc. (1)	173	6,032
Iovance Biotherapeutics, Inc. (1)	53	394
IQVIA Holdings, Inc. (1)	4	746
iRadimed Corp.	1	81
iRhythm Technologies, Inc. (1)	392	35,363
Ironwood Pharmaceuticals, Inc. – Class A (1)	9	41
Janux Therapeutics, Inc. (1)	230	12,296
Jasper Therapeutics, Inc. (1)	2	47
Joint Corp. (1)	2	23
KalVista Pharmaceuticals, Inc. (1)	7	58
Keros Therapeutics, Inc. (1)	6	96
Kiniksa Pharmaceuticals International Plc – Class A (1)	7	147
Korro Bio, Inc. (1)(2)	0	12
Krystal Biotech, Inc. (1)	57	8,859
Kura Oncology, Inc. (1)	14	122
Kymera Therapeutics, Inc. (1)	300	12,072

	Shares (000s)	Value (000s)
Kyverna Therapeutics, Inc. (1)	3	$12
Lantheus Holdings, Inc. (1)	148	13,223
Larimar Therapeutics, Inc. (1)	8	31
LeMaitre Vascular, Inc.	4	360
Lexeo Therapeutics, Inc. (1)	4	28
Lexicon Pharmaceuticals, Inc. (1)	9	7
LifeMD, Inc. (1)	4	21
LifeStance Health Group, Inc. (1)	12	91
Ligand Pharmaceuticals, Inc. (1)	92	9,850
Lineage Cell Therapeutics, Inc. (1)	31	16
Liquidia Corp. (1)	12	144
LivaNova Plc (1)	1	30
MacroGenics, Inc. (1)	10	33
Madrigal Pharmaceuticals, Inc. (1)	28	8,793
MannKind Corp. (1)	40	256
Maravai LifeSciences Holdings, Inc. – Class A (1)	21	117
Masimo Corp. (1)	4	684
MBX Biosciences, Inc. (1)	1	21
MediWound Ltd. (1)	2	27
Medpace Holdings, Inc. (1)	40	13,350
MeiraGTx Holdings Plc (1)	6	36
Merit Medical Systems, Inc. (1)	79	7,596
Mersana Therapeutics, Inc. (1)	12	18
Mesa Laboratories, Inc.	103	13,637
Metagenomi, Inc. (1)	3	10
Mettler-Toledo International, Inc. (1)	23	27,986
MiMedx Group, Inc. (1)	11	103
Mind Medicine MindMed, Inc. (1)	16	108
Mineralys Therapeutics, Inc. (1)	1	18
Mirum Pharmaceuticals, Inc. (1)	8	319
ModivCare, Inc. (1)	1	13
Molina Healthcare, Inc. (1)	7	1,925
MoonLake Immunotherapeutics – Class A (1)	78	4,231
Nano-X Imaging Ltd. (1)	10	72
Natera, Inc. (1)	285	45,071
National Research Corp.	3	52
Neogen Corp. (1)	395	4,791
NeoGenomics, Inc. (1)	2	30
Neumora Therapeutics, Inc. (1)	16	173
Neurocrine Biosciences, Inc. (1)	102	13,861
Neurogene, Inc. (1)	1	24
NeuroPace, Inc. (1)	3	29
Novavax, Inc. (1)	23	186
Novocure Ltd. (1)	21	615
Nurix Therapeutics, Inc. (1)	9	177
Nuvalent, Inc. – Class A (1)	122	9,530
Ocugen, Inc. (1)	56	45
Ocular Therapeutix, Inc. (1)	30	258
Olema Pharmaceuticals, Inc. (1)	2	12
Omeros Corp. (1)	4	36
OmniAb, Inc. (1)	2	7
OmniAb, Inc. – Class CR3 (1)(2)(5)(6)	19	—
OmniAb, Inc. – Class CR4 (1)(2)(5)(6)	19	—
OptimizeRx Corp. (1)	3	17
Option Care Health, Inc. (1)	16	363
Orchestra BioMed Holdings, Inc. (1)	2	10
Organogenesis Holdings, Inc. – Class A (1)	2	5
ORIC Pharmaceuticals, Inc. (1)	3	22
Outlook Therapeutics, Inc. (1)	2	4

The accompanying notes are an integral part of these financial statements.

449

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ovid therapeutics, Inc. (1)	11	$11
Owens & Minor, Inc. (1)	2	28
Pacira BioSciences, Inc. (1)	1	12
PACS Group, Inc. (1)	8	100
Paragon 28, Inc. (1)	9	94
Patterson Companies, Inc.	3	90
Pennant Group, Inc. (1)	6	165
Penumbra, Inc. (1)	191	45,308
PepGen, Inc. (1)	3	10
Performant Healthcare, Inc. (1)	9	27
Perspective Therapeutics, Inc. (1)	9	27
Phathom Pharmaceuticals, Inc. (1)	2	12
Phibro Animal Health Corp. – Class A	1	20
Phreesia, Inc. (1)	11	271
Poseida Therapeutics, Inc. – Class A (1)	4	36
Praxis Precision Medicines, Inc. (1)	3	258
Precigen, Inc. (1)	4	4
Prestige Consumer Healthcare, Inc. (1)	196	15,307
Prime Medicine, Inc. (1)	11	32
Privia Health Group, Inc. (1)	20	389
PROCEPT BioRobotics Corp. (1)	81	6,555
Progyny, Inc. (1)	15	265
ProKidney Corp. – Class A (1)	16	26
Protagonist Therapeutics, Inc. (1)	107	4,138
Prothena Corp. Plc (1)	5	67
PTC Therapeutics, Inc. (1)	241	10,861
Pulmonx Corp. (1)	7	48
Pulse Biosciences, Inc. (1)	4	63
Puma Biotechnology, Inc. (1)	3	8
Quanterix Corp. (1)	1	11
RadNet, Inc. (1)	145	10,124
Rapport Therapeutics, Inc. (1)	1	18
Recursion Pharmaceuticals, Inc. – Class A (1)	49	329
Regulus Therapeutics, Inc. (1)	3	5
Renovaro, Inc. (1)	13	11
Repligen Corp. (1)	255	36,731
ResMed, Inc.	59	13,479
Revance Therapeutics, Inc. (1)	20	61
REVOLUTION Medicines, Inc. (1)	189	8,287
Rhythm Pharmaceuticals, Inc. (1)	11	595
Rigel Pharmaceuticals, Inc. (1)	3	44
Rocket Pharmaceuticals, Inc. (1)	13	161
RxSight, Inc. (1)	147	5,047
Sana Biotechnology, Inc. (1)	26	42
Sanara Medtech, Inc. (1)	1	27
Sarepta Therapeutics, Inc. (1)	17	2,035
Savara, Inc. (1)	18	55
Scholar Rock Holding Corp. (1)	14	584
Schrodinger, Inc. (1)	243	4,695
Scilex Holding Co. (1)(2)	1	0
scPharmaceuticals, Inc. (1)	8	27
Select Medical Holdings Corp.	14	268
Semler Scientific, Inc. (1)	1	49
Septerna, Inc. (1)	2	45
Sera Prognostics, Inc. – Class A (1)	5	44
Shattuck Labs, Inc. (1)	5	6
SI-BONE, Inc. (1)	209	2,930
SIGA Technologies, Inc.	7	40
Sight Sciences, Inc. (1)	7	25

	Shares (000s)	Value (000s)
Simulations Plus, Inc.	3	$85
Soleno Therapeutics, Inc. (1)	5	223
Solid Biosciences, Inc. (1)(2)	0	2
Sonida Senior Living, Inc. (1)(2)	0	8
SpringWorks Therapeutics, Inc. (1)	172	6,226
Spyre Therapeutics, Inc. (1)	464	10,798
STAAR Surgical Co. (1)	10	235
Standard BioTools, Inc. (1)	13	23
Stereotaxis, Inc. (1)	10	23
STERIS Plc	104	21,378
Stoke Therapeutics, Inc. (1)	7	76
Structure Therapeutics, Inc. – ADR (1)	298	8,087
Summit Therapeutics, Inc. (1)	17	302
Supernus Pharmaceuticals, Inc. (1)	276	9,978
Surgery Partners, Inc. (1)	220	4,663
Surmodics, Inc. (1)	2	68
Syndax Pharmaceuticals, Inc. (1)	16	211
Talkspace, Inc. (1)	25	77
Tandem Diabetes Care, Inc. (1)	459	16,544
Tango Therapeutics, Inc. (1)	10	30
Tarsus Pharmaceuticals, Inc. (1)	7	396
Taysha Gene Therapies, Inc. (1)	33	58
Teladoc Health, Inc. (1)	5	46
Telomir Pharmaceuticals, Inc. (1)	2	8
Tenaya Therapeutics, Inc. (1)	3	4
Terns Pharmaceuticals, Inc. (1)	1	4
Tevogen Bio Holdings, Inc. (1)	3	3
TG Therapeutics, Inc. (1)	27	815
TransMedics Group, Inc. (1)	138	8,604
Treace Medical Concepts, Inc. (1)	9	71
Trevi Therapeutics, Inc. (1)	7	28
TScan Therapeutics, Inc. (1)	5	15
Twist Bioscience Corp. (1)	685	31,830
Tyra Biosciences, Inc. (1)	4	55
UFP Technologies, Inc. (1)	1	345
Ultragenyx Pharmaceutical, Inc. (1)	16	686
Upstream Bio, Inc. (1)	2	30
UroGen Pharma Ltd. (1)	6	60
US Physical Therapy, Inc.	3	258
Vaxcyte, Inc. (1)	386	31,566
Veeva Systems, Inc. – Class A (1)	339	71,232
Vera Therapeutics, Inc. – Class A (1)	109	4,619
Veracyte, Inc. (1)	475	18,810
Verastem, Inc. (1)	7	38
Vericel Corp. (1)	302	16,579
Verrica Pharmaceuticals, Inc. (1)	4	3
Viemed Healthcare, Inc. (1)	6	52
Viking Therapeutics, Inc. (1)	19	784
Viridian Therapeutics, Inc. (1)	204	3,903
Waters Corp. (1)	99	36,601
WaVe Life Sciences Ltd. (1)	15	189
Waystar Holding Corp. (1)	5	201
Werewolf Therapeutics, Inc. (1)	2	4
West Pharmaceutical Services, Inc.	333	109,160
X4 Pharmaceuticals, Inc. (1)	32	24
Xencor, Inc. (1)	6	137
Xenon Pharmaceuticals, Inc. (1)	483	18,920
Xeris Biopharma Holdings, Inc. (1)	27	91
XOMA Royalty Corp. (1)	1	24
Y-mAbs Therapeutics, Inc. (1)	7	56

The accompanying notes are an integral part of these financial statements.

450

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Zenas Biopharma, Inc. (1)	2	$13
Zevra Therapeutics, Inc. (1)	5	44
Zura Bio Ltd. – Class A (1)	8	21
Zynex, Inc. (1)	3	22

Total Healthcare		1,815,264

Industrials – 20.33%
374Water, Inc. (1)	14	10
AAON, Inc.	383	45,059
AAR Corp. (1)	1	84
Acuity Brands, Inc.	30	8,805
ACV Auctions, Inc. – Class A (1)	29	620
Advanced Drainage Systems, Inc.	5	572
Aerovironment, Inc. (1)	140	21,585
Alamo Group, Inc.	2	368
Alaska Air Group, Inc. (1)	155	10,061
Albany International Corp. – Class A	99	7,922
Allient, Inc. (2)	0	4
Allison Transmission Holdings, Inc.	116	12,541
Alta Equipment Group, Inc.	5	33
Ameresco, Inc. – Class A (1)	166	3,899
American Airlines Group, Inc. (1)	9	157
American Superconductor Corp. (1)	7	169
American Woodmark Corp. (1)(2)	0	13
AMETEK, Inc.	272	49,031
Amprius Technologies, Inc. (1)	2	5
API Group Corp. (1)	478	17,205
Apogee Enterprises, Inc.	79	5,672
Applied Industrial Technologies, Inc.	58	13,939
ArcBest Corp.	5	426
Archer Aviation, Inc. – Class A (1)	43	418
Argan, Inc.	2	335
Aris Water Solutions, Inc. – Class A (2)	0	9
Armstrong World Industries, Inc.	3	391
Array Technologies, Inc. (1)	29	176
Atkore, Inc.	7	580
Atmus Filtration Technologies, Inc.	16	635
Avis Budget Group, Inc. (1)	1	101
Axon Enterprise, Inc. (1)	141	83,538
AZEK Co., Inc. – Class A (1)	541	25,665
AZZ, Inc.	5	386
Barrett Business Services, Inc.	4	195
Beacon Roofing Supply, Inc. (1)	149	15,144
Blink Charging Co. (1)	8	12
Bloom Energy Corp. – Class A (1)	36	791
Blue Bird Corp. (1)	6	240
Boise Cascade Co.	4	430
Booz Allen Hamilton Holding Corp. – Class A	23	3,004
Bowman Consulting Group Ltd. – Class A (1)	3	64
Brink’s Co.	9	796
Broadridge Financial Solutions, Inc.	20	4,500
Builders FirstSource, Inc. (1)	2	275
BWX Technologies, Inc.	211	23,528
Byrna Technologies, Inc. (1)	3	93
Cadre Holdings, Inc.	5	164
Carlisle Companies, Inc.	1	419
Casella Waste Systems, Inc. – Class A (1)	12	1,280
CBIZ, Inc. (1)	9	759
CECO Environmental Corp. (1)	6	170
Centuri Holdings, Inc. (1)	3	62

	Shares (000s)	Value (000s)
ChargePoint Holdings, Inc. (1)	42	$45
Chart Industries, Inc. (1)	62	11,806
Cimpress Plc (1)	2	162
Clean Harbors, Inc. (1)	103	23,775
Comfort Systems USA, Inc.	61	25,851
CompX International, Inc. (2)	0	7
Construction Partners, Inc. – Class A (1)	8	737
Core & Main, Inc. – Class A (1)	134	6,800
Costamare, Inc.	1	7
Covenant Logistics Group, Inc. – Class A (2)	0	13
CRA International, Inc.	39	7,212
Crane Co.	114	17,358
CSG Systems International, Inc.	6	294
CSW Industrials, Inc.	3	1,144
Curtiss-Wright Corp.	92	32,547
Custom Truck One Source, Inc. (1)	6	30
Dayforce, Inc. (1)	3	221
Distribution Solutions Group, Inc. (1)	2	60
DLH Holdings Corp. (1)	1	5
Douglas Dynamics, Inc.	4	89
Driven Brands Holdings, Inc. (1)	11	185
DXP Enterprises, Inc. (1)(2)	0	16
Dycom Industries, Inc. (1)	6	958
EMCOR Group, Inc.	42	19,230
Energy Recovery, Inc. (1)	11	166
Enerpac Tool Group Corp. – Class A	10	431
EnerSys	7	657
Enovix Corp. (1)	32	346
Enpro, Inc. (2)	0	73
Equifax, Inc.	109	27,717
Esab Corp.	195	23,349
ESCO Technologies, Inc.	2	325
Eve Holding, Inc. (1)	9	52
EVI Industries, Inc.	1	11
ExlService Holdings, Inc. (1)	411	18,237
Expeditors International of Washington, Inc.	4	470
Exponent, Inc.	10	873
Fastenal Co.	184	13,239
Federal Signal Corp.	12	1,077
Ferguson Enterprises, Inc.	76	13,264
First Advantage Corp. (1)	7	128
FiscalNote Holdings, Inc. (1)	11	12
Flowserve Corp.	392	22,539
Fluence Energy, Inc. – Class A (1)	12	192
Fluor Corp. (1)	30	1,497
Fortive Corp.	912	68,400
Franklin Covey Co. (1)	2	84
Franklin Electric Co., Inc.	9	860
Frontier Group Holdings, Inc. (1)	8	57
FTAI Aviation Ltd.	375	54,038
FTI Consulting, Inc. (1)	61	11,715
Gates Industrial Corp. Plc (1)	616	12,676
Generac Holdings, Inc. (1)	34	5,242
Gibraltar Industries, Inc. (1)	3	165
Global Industrial Co.	3	65
GMS, Inc. (1)	7	582
Gorman-Rupp Co.	4	152
Graco, Inc.	268	22,590
GrafTech International Ltd. (1)	46	80
Graham Corp. (1)	2	87

The accompanying notes are an integral part of these financial statements.

451

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Granite Construction, Inc.	7	$616
Griffon Corp.	7	518
H&E Equipment Services, Inc.	6	282
Hayward Holdings, Inc. (1)	282	4,318
Heartland Express, Inc.	4	40
HEICO Corp.	77	18,365
HEICO Corp. – Class A	87	16,256
Helios Technologies, Inc.	4	197
Herc Holdings, Inc.	5	1,034
Hillenbrand, Inc.	5	142
Hillman Solutions Corp. (1)	1,024	9,973
Himalaya Shipping Ltd. (1)	5	25
HireQuest, Inc.	1	9
HNI Corp.	4	221
Howmet Aerospace, Inc.	112	12,196
Hubbell, Inc. – Class B	97	40,578
Hudson Technologies, Inc. (1)	1	7
Huron Consulting Group, Inc. (1)	3	423
Hyster-Yale, Inc.	1	69
ICF International, Inc.	4	430
IDEX Corp.	216	45,207
IES Holdings, Inc. (1)	2	322
Ingersoll Rand, Inc.	211	19,074
Innodata, Inc. (1)	5	209
Insperity, Inc.	7	539
Insteel Industries, Inc.	2	42
Interface, Inc. – Class A	1	25
Intuitive Machines, Inc. – Class A (1)(2)	0	9
Janus International Group, Inc. (1)	27	201
JB Hunt Transport Services, Inc.	32	5,430
JELD-WEN Holding, Inc. (1)	6	47
Joby Aviation, Inc. (1)	84	681
John Bean Technologies Corp.	1	78
Kadant, Inc.	2	785
Karat Packaging, Inc.	1	40
KBR, Inc.	2	132
Kforce, Inc.	4	200
Kirby Corp. (1)	72	7,640
Korn Ferry	55	3,697
Kornit Digital Ltd. (1)	185	5,738
Kratos Defense & Security Solutions, Inc. (1)	695	18,347
Landstar System, Inc.	37	6,329
LanzaTech Global, Inc. (1)	25	34
Legalzoom.com, Inc. (1)	25	187
Lennox International, Inc.	37	22,437
Leonardo DRS, Inc. (1)	694	22,432
Limbach Holdings, Inc. (1)	2	169
Lincoln Electric Holdings, Inc.	114	21,341
Lindsay Corp.	1	125
Liquidity Services, Inc. (1)	4	130
Loar Holdings, Inc. (1)	5	374
LSI Industries, Inc.	4	71
Lyft, Inc. – Class A (1)	47	611
Marten Transport Ltd.	2	37
Maximus, Inc.	73	5,436
Mayville Engineering Co., Inc. (1)(2)	0	5
McGrath RentCorp	5	529
Miller Industries, Inc. (2)	0	7
Montrose Environmental Group, Inc. (1)	6	118
Moog, Inc. – Class A	40	7,928

	Shares (000s)	Value (000s)
MSA Safety, Inc.	149	$24,765
Mueller Industries, Inc.	20	1,590
Mueller Water Products, Inc. – Class A	213	4,798
MYR Group, Inc. (1)	3	461
NANO Nuclear Energy, Inc. (1)(2)	0	6
NEXTracker, Inc. – Class A (1)	141	5,137
Nordson Corp.	164	34,315
Northwest Pipe Co. (1)(2)	0	12
NuScale Power Corp. (1)	16	295
NV5 Global, Inc. (1)	2	38
nVent Electric Plc	243	16,563
Old Dominion Freight Line, Inc.	36	6,307
Omega Flex, Inc.	1	26
Orion Group Holdings, Inc. (1)	1	6
Park Aerospace Corp.	2	25
Parsons Corp. (1)	337	31,050
Paychex, Inc.	21	2,999
Paycom Software, Inc.	6	1,211
Paycor HCM, Inc. (1)	1	26
Paylocity Holding Corp. (1)	62	12,380
Perma-Fix Environmental Services, Inc. (1)	3	32
Pitney Bowes, Inc.	9	67
Plug Power, Inc. (1)	12	26
Powell Industries, Inc.	22	4,950
Preformed Line Products Co. (2)	0	4
Primoris Services Corp.	292	22,339
Proficient Auto Logistics, Inc. (1)	1	6
Quad/Graphics, Inc.	4	25
Quanta Services, Inc.	219	69,189
Quest Resource Holding Corp. (1)	3	20
RBC Bearings, Inc. (1)	84	25,186
Redwire Corp. (1)	1	22
REV Group, Inc.	8	249
Rocket Lab USA, Inc. (1)	413	10,517
Rockwell Automation, Inc.	190	54,423
Rollins, Inc.	51	2,382
RXO, Inc. (1)	404	9,641
Saia, Inc. (1)	123	56,148
SES AI Corp. (1)	2	5
Shoals Technologies Group, Inc. – Class A (1)	33	181
Shyft Group, Inc.	1	6
Simpson Manufacturing Co., Inc.	81	13,428
SiteOne Landscape Supply, Inc. (1)	71	9,410
Sky Harbour Group Corp. – Class A (1)	2	26
SolarMax Technology, Inc. (1)	2	4
Spire Global, Inc. (1)	5	65
Spirit AeroSystems Holdings, Inc. – Class A (1)	3	92
SPX Technologies, Inc. (1)	84	12,230
Standardaero, Inc. (1)	4	102
Standex International Corp.	2	323
Sterling Infrastructure, Inc. (1)	6	975
Sun Country Airlines Holdings, Inc. (1)	4	52
Taylor Devices, Inc. (1)(2)	0	18
Tecnoglass, Inc.	93	7,370
Tennant Co.	2	133
Tetra Tech, Inc.	378	15,066
Thermon Group Holdings, Inc. (1)	1	19
Toro Co.	297	23,750

The accompanying notes are an integral part of these financial statements.

452

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Transcat, Inc. (1)	2	$184
TransUnion	2	191
Trex Co., Inc. (1)	113	7,798
TriNet Group, Inc.	6	562
Trinity Industries, Inc.	15	509
UFP Industries, Inc.	7	750
U-Haul Holding Co. (1)	1	40
U-Haul Holding Co. – Class B	8	522
UniFirst Corp.	33	5,696
United Rentals, Inc.	3	2,075
Universal Logistics Holdings, Inc. (2)	0	21
Upwork, Inc. (1)	24	394
Valmont Industries, Inc.	37	11,456
Veralto Corp.	271	27,563
Verisk Analytics, Inc. – Class A	152	41,754
Verra Mobility Corp. – Class A (1)	32	772
Vertiv Holdings Co. – Class A	297	33,726
Viad Corp. (1)	4	168
Vicor Corp. (1)	2	120
Virco Mfg. Corp. (2)	0	0
Virgin Galactic Holdings, Inc. (1)	1	3
VirTra, Inc. (1)	2	14
VSE Corp.	1	49
Watts Water Technologies, Inc. – Class A	20	4,046
Werner Enterprises, Inc.	2	55
Westinghouse Air Brake Technologies Corp.	109	20,612
Wheels Up Experience, Inc. (1)	18	29
WillScot Holdings Corp. – Class A (1)	10	324
WNS Holdings Ltd. (1)	8	395
WW Grainger, Inc.	16	16,850
Xometry, Inc. – Class A (1)	8	349
XPO, Inc. (1)	122	16,057
Xylem, Inc.	605	70,159
Zurn Elkay Water Solutions Corp.	223	8,299

Total Industrials		1,866,815

Information Technology – 24.26%
8x8, Inc. (1)	24	65
908 Devices, Inc. (1)	1	3
A10 Networks, Inc.	14	254
ACI Worldwide, Inc. (1)	160	8,311
ACM Research, Inc. – Class A (1)	7	102
Adeia, Inc.	18	248
Advanced Energy Industries, Inc.	7	841
Aehr Test Systems (1)	5	91
Agilysys, Inc. (1)	76	10,074
Airship AI Holdings, Inc. (1)	1	9
Akamai Technologies, Inc. (1)	268	25,634
Alarm.com Holdings, Inc. (1)	9	556
Alkami Technology, Inc. (1)	10	378
Altair Engineering, Inc. – Class A (1)	11	1,150
Ambarella, Inc. (1)	82	5,997
Amplitude, Inc. – Class A (1)	15	157
ANSYS, Inc. (1)	9	2,886
Appfolio, Inc. – Class A (1)	27	6,568
Appian Corp. – Class A (1)	8	260
Applied Digital Corp. (1)	26	196
AppLovin Corp. – Class A (1)	49	15,707
Arista Networks, Inc. (1)	274	30,295
Arlo Technologies, Inc. (1)	19	212

	Shares (000s)	Value (000s)
Arteris, Inc. (1)	5	$55
Asana, Inc. – Class A (1)	16	319
ASGN, Inc. (1)	2	157
Aspen Technology, Inc. (1)	33	8,231
Astera Labs, Inc. (1)	339	44,850
Atlassian Corp. – Class A (1)	232	56,547
AudioEye, Inc. (1)	1	21
Aurora Innovation, Inc. – Class A (1)	100	633
Autodesk, Inc. (1)	33	9,754
AvePoint, Inc. (1)	25	411
Axcelis Technologies, Inc. (1)	6	442
Backblaze, Inc. – Class A (1)	8	47
Badger Meter, Inc.	21	4,530
Belden, Inc.	4	479
Bentley Systems, Inc. – Class B	26	1,216
BigBear.ai Holdings, Inc. (1)	15	68
BigCommerce Holdings, Inc. (1)	14	85
BILL Holdings, Inc. (1)	5	396
Blackbaud, Inc. (1)	8	581
BlackLine, Inc. (1)	192	11,652
Blend Labs, Inc. – Class A (1)	46	193
Box, Inc. – Class A (1)	233	7,353
Braze, Inc. – Class A (1)	261	10,946
C3.ai, Inc. – Class A (1)	21	738
Cadence Design Systems, Inc. (1)	8	2,462
Calix, Inc. (1)	9	300
CCC Intelligent Solutions Holdings, Inc. (1)	2,421	28,400
CDW Corp.	13	2,183
CEVA, Inc. (1)	4	121
Ciena Corp. (1)	108	9,146
Cipher Mining, Inc. (1)	26	122
Cleanspark, Inc. (1)	48	444
Clear Secure, Inc. – Class A	17	458
Clearwater Analytics Holdings, Inc. – Class A (1)	756	20,815
Climb Global Solutions, Inc.	1	105
Cloudflare, Inc. – Class A (1)	55	5,973
Cognex Corp.	133	4,767
Coherent Corp. (1)	516	48,916
Commvault Systems, Inc. (1)	114	17,189
CompoSecure, Inc. – Class A	4	68
Confluent, Inc. – Class A (1)	1,701	47,568
Core Scientific, Inc. (1)	1,974	27,737
Corsair Gaming, Inc. (1)	2	12
Couchbase, Inc. (1)	8	124
CPI Card Group, Inc. (1)	1	25
Credo Technology Group Holding Ltd. (1)	429	28,824
CS Disco, Inc. (1)	4	18
CTS Corp.	4	236
CyberArk Software Ltd. (1)	213	70,930
Daily Journal Corp. (1)(2)	0	113
Daktronics, Inc. (1)	1	16
Datadog, Inc. – Class A (1)	429	61,288
Digimarc Corp. (1)	3	103
DigitalOcean Holdings, Inc. (1)	13	433
Diodes, Inc. (1)	1	59
DocuSign, Inc. – Class A (1)	215	19,318
Domo, Inc. – Class B (1)	7	48
DoubleVerify Holdings, Inc. – Class Rights (1)	15	290
Dropbox, Inc. – Class A (1)	13	404

The accompanying notes are an integral part of these financial statements.

453

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
D-Wave Quantum, Inc. (1)	10	$87
Dynatrace, Inc. (1)	55	2,972
eGain Corp. (1)	4	24
Elastic NV (1)	62	6,139
Endava Plc – ADR (1)	162	5,018
Enfusion, Inc. – Class A (1)	9	96
Enphase Energy, Inc. (1)	24	1,667
Entegris, Inc.	226	22,379
EPAM Systems, Inc. (1)	1	150
ePlus, Inc. (1)	3	252
EverCommerce, Inc. (1)	3	36
Everspin Technologies, Inc. (1)	3	17
Evolv Technologies Holdings, Inc. (1)	25	100
Extreme Networks, Inc. (1)	13	223
Fabrinet (1)	76	16,736
Fair Isaac Corp. (1)	10	20,475
Fastly, Inc. – Class A (1)	20	190
Five9, Inc. (1)	14	550
FormFactor, Inc. (1)	15	660
Freshworks, Inc. – Class A (1)	41	655
Gartner, Inc. (1)	14	6,755
GCT Semiconductor Holding, Inc. (1)(2)	0	1
Gitlab, Inc. – Class A (1)	757	42,646
Globant SA (1)	71	15,193
GoDaddy, Inc. – Class A (1)	125	24,623
Grid Dynamics Holdings, Inc. (1)	9	195
Guidewire Software, Inc. (1)	254	42,778
Hackett Group, Inc.	4	135
Harmonic, Inc. (1)	21	283
HashiCorp, Inc. – Class A (1)	21	719
HP, Inc.	43	1,410
HubSpot, Inc. (1)	58	40,518
Ichor Holdings Ltd. (1)	2	64
Impinj, Inc. (1)	28	4,069
indie Semiconductor, Inc. – Class A (1)	10	40
Infinera Corp. (1)	39	259
Ingram Micro Holding Corp. (1)	1	18
Insight Enterprises, Inc. (1)	5	803
Intapp, Inc. (1)	10	662
InterDigital, Inc.	5	951
IonQ, Inc. (1)	39	1,628
Itron, Inc. (1)	92	9,968
Jabil, Inc.	2	241
Jamf Holding Corp. (1)	16	223
JFrog Ltd. (1)	292	8,587
Kaltura, Inc. (1)	20	44
Keysight Technologies, Inc. (1)	182	29,235
Knowles Corp. (1)	473	9,424
Kulicke & Soffa Industries, Inc.	10	484
Lattice Semiconductor Corp. (1)	1,043	59,073
Life360, Inc. (1)	2	67
Lightwave Logic, Inc. (1)	24	50
Littelfuse, Inc.	36	8,415
LiveRamp Holdings, Inc. (1)	13	388
Logility Supply Chain Solutions, Inc. – Class A	518	5,741
MACOM Technology Solutions Holdings, Inc. (1)	396	51,408
Manhattan Associates, Inc. (1)	76	20,407
MARA Holdings, Inc. (1)	45	758

	Shares (000s)	Value (000s)
Marvell Technology, Inc.	314	$34,661
Matterport, Inc. (1)	53	249
MaxLinear, Inc. – Class A (1)	15	289
MeridianLink, Inc. (1)	4	78
Microchip Technology, Inc.	93	5,305
MicroStrategy, Inc. – Class A (1)	2	555
MicroVision, Inc. (1)	22	29
Mirion Technologies, Inc. – Class A (1)	614	10,713
Mitek Systems, Inc. (1)	9	100
MKS Instruments, Inc.	76	7,961
Monday.com Ltd. (1)	144	33,902
MongoDB, Inc. – Class A (1)	199	46,347
Monolithic Power Systems, Inc.	59	34,630
N-able, Inc. (1)	14	129
Napco Security Technologies, Inc.	7	241
Navitas Semiconductor Corp. – Class A (1)	3	12
nCino, Inc. (1)	366	12,299
NCR Voyix Corp. (1)	25	351
NetApp, Inc.	17	1,989
NextNav, Inc. (1)	15	231
nLight, Inc. (1)	1	6
Novanta, Inc. (1)	7	1,064
Nutanix, Inc. – Class A (1)	1,197	73,254
NVE Corp.	1	75
Okta, Inc. – Class A (1)	700	55,181
Olo, Inc. – Class A (1)	10	78
OneSpan, Inc. (1)	7	124
Onto Innovation, Inc. (1)	282	47,063
Ooma, Inc. (1)	1	10
OSI Systems, Inc. (1)	3	483
Ouster, Inc. (1)	1	18
PagerDuty, Inc. (1)	17	317
Palantir Technologies, Inc. – Class A (1)	372	28,160
Palo Alto Networks, Inc. (1)	143	26,020
PAR Technology Corp. (1)	6	446
PDF Solutions, Inc. (1)	6	164
Pegasystems, Inc.	8	769
Photronics, Inc. (1)	4	95
Plexus Corp. (1)	2	245
Porch Group, Inc. (1)	15	73
Power Integrations, Inc.	100	6,180
Prairie Operating Co. (1)	1	5
Procore Technologies, Inc. (1)	290	21,713
Progress Software Corp.	8	534
PROS Holdings, Inc. (1)	409	8,992
PTC, Inc. (1)	76	13,924
Pure Storage, Inc. – Class A (1)	1,393	85,591
Q2 Holdings, Inc. (1)	100	10,106
Qualys, Inc. (1)	43	5,965
QuickLogic Corp. (1)	3	30
Rambus, Inc. (1)	21	1,095
Rapid7, Inc. (1)	12	482
Red Violet, Inc. (1)	2	76
Rekor Systems, Inc. (1)	12	19
ReposiTrak, Inc.	2	50
Rimini Street, Inc. (1)	1	4
RingCentral, Inc. – Class A (1)	15	534
Riot Platforms, Inc. (1)	7	75
Roadzen, Inc. (1)	3	6
Samsara, Inc. – Class A (1)	280	12,225

The accompanying notes are an integral part of these financial statements.

454

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Sapiens International Corp. NV	6	$160
SEMrush Holdings, Inc. – Class A (1)	7	84
Semtech Corp. (1)	651	40,279
SentinelOne, Inc. – Class A (1)	290	6,438
ServiceTitan, Inc. – Class A (1)	53	5,421
Shopify, Inc. – Class A (1)	384	40,798
Silicon Laboratories, Inc. (1)	115	14,346
Silvaco Group, Inc. (1)	1	8
SimilarWeb Ltd. (1)	222	3,148
SiTime Corp. (1)	4	774
SkyWater Technology, Inc. (1)	5	72
Smartsheet, Inc. – Class A (1)	25	1,407
SoundHound AI, Inc. – Class A (1)	60	1,186
SoundThinking, Inc. (1)	2	23
Sprinklr, Inc. – Class A (1)	23	192
Sprout Social, Inc. – Class A (1)	10	299
SPS Commerce, Inc. (1)	67	12,268
Super Micro Computer, Inc. (1)	92	2,790
Synaptics, Inc. (1)	1	40
Synopsys, Inc. (1)	125	60,515
Teledyne Technologies, Inc. (1)	21	9,693
Tenable Holdings, Inc. (1)	169	6,670
Teradata Corp. (1)	17	545
Teradyne, Inc.	26	3,306
Terawulf, Inc. (1)	48	274
Tucows, Inc. – Class A (1)	2	30
Turtle Beach Corp. (1)	2	34
Twilio, Inc. – Class A (1)	68	7,358
Tyler Technologies, Inc. (1)	159	91,831
Ubiquiti, Inc.(2)	0	113
UiPath, Inc. – Class A (1)	68	863
Ultra Clean Holdings, Inc. (1)	9	310
Unity Software, Inc. (1)	25	560
Universal Display Corp.	4	637
Varonis Systems, Inc. – Class B (1)	761	33,832
Veeco Instruments, Inc. (1)	121	3,232
VeriSign, Inc. (1)	1	194
Vertex, Inc. – Class A (1)	286	15,282
Viant Technology, Inc. – Class A (1)	3	58
Weave Communications, Inc. (1)	8	122
Wix.com Ltd. (1)	53	11,358
WM Technology, Inc. (1)	16	21
Workday, Inc. – Class A (1)	187	48,252
Workiva, Inc. – Class A (1)	10	1,073
Yext, Inc. (1)	20	129
Zebra Technologies Corp. – Class A (1)	2	791
Zeta Global Holdings Corp. – Class A (1)	302	5,432
Zscaler, Inc. (1)	380	68,487
Zuora, Inc. – Class A (1)	27	268

Total Information Technology		2,227,727

Materials – 1.01%
Alpha Metallurgical Resources, Inc. (1)	2	424
Ardagh Metal Packaging SA	27	82
Arq, Inc. (1)	1	6
Ashland, Inc.	109	7,806
ASP Isotopes, Inc. (1)	10	44
Aspen Aerogels, Inc. (1)	2	30
Avery Dennison Corp.	6	1,051
Avient Corp.	160	6,545

	Shares (000s)	Value (000s)
Balchem Corp.	87	$14,257
Cabot Corp.	10	954
Carpenter Technology Corp.	9	1,567
Celanese Corp. – Class A	5	367
Century Aluminum Co. (1)	10	183
Chemours Co.	2	35
Cleveland-Cliffs, Inc. (1)	30	284
Constellium SE – Class A (1)	25	260
Contango ORE, Inc. (1)	1	9
Critical Metals Corp. (1)	2	10
Dakota Gold Corp. (1)	8	19
Eagle Materials, Inc.	42	10,244
Hawkins, Inc.	4	460
HB Fuller Co.	3	199
Ingevity Corp. (1)	7	286
Innospec, Inc.	102	11,256
Ivanhoe Electric, Inc. (1)	16	123
Kaiser Aluminum Corp.	3	203
Knife River Corp. (1)	11	1,122
Louisiana-Pacific Corp.	8	838
MAC Copper Ltd. – Class A (1)	3	31
Martin Marietta Materials, Inc.	1	323
Materion Corp.	4	372
Myers Industries, Inc.	7	78
Northern Technologies International Corp.	2	20
Orion SA	11	179
Pactiv Evergreen, Inc.	1	16
Perpetua Resources Corp. (1)	8	80
Piedmont Lithium, Inc. (1)	1	9
PureCycle Technologies, Inc. (1)	5	48
Quaker Chemical Corp.	3	379
Ramaco Resources, Inc. – Class A	5	55
Ramaco Resources, Inc. – Class B	1	7
Royal Gold, Inc.	71	9,301
RPM International, Inc.	5	662
Sealed Air Corp.	1	50
Sensient Technologies Corp.	92	6,562
Silgan Holdings, Inc.	165	8,587
Smith-Midland Corp. (1)	1	38
Stepan Co. (2)	0	27
Summit Materials, Inc. – Class A (1)	99	4,998
Sylvamo Corp.	1	114
United States Lime & Minerals, Inc.	2	271
Vulcan Materials Co.	6	1,624

Total Materials		92,495

Real Estate – 1.03%
Agree Realty Corp.	101	7,091
Alexander’s, Inc. (2)	0	86
Apartment Investment & Management Co. – Class A (1)	13	115
Armada Hoffler Properties, Inc.	1	7
CareTrust REIT, Inc.	390	10,554
CBL & Associates Properties, Inc.	3	86
CBRE Group, Inc. – Class A (1)	217	28,487
Clipper Realty, Inc.	2	10
Community Healthcare Trust, Inc.	1	10
Compass, Inc. – Class A (1)	71	415
COPT Defense Properties	281	8,704
CoStar Group, Inc. (1)	93	6,687

The accompanying notes are an integral part of these financial statements.

455

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
eXp World Holdings, Inc.	16	$180
FirstService Corp.	47	8,517
Forestar Group, Inc. (1)(2)	0	11
Gladstone Commercial Corp.	1	24
Iron Mountain, Inc.	31	3,231
Jones Lang LaSalle, Inc. (1)	3	694
Lamar Advertising Co. – Class A	4	499
Maui Land & Pineapple Co., Inc. (1)	1	30
National Storage Affiliates Trust	97	3,674
NETSTREIT Corp.	3	37
Newmark Group, Inc. – Class A	243	3,113
Offerpad Solutions, Inc. (1)	1	3
Opendoor Technologies, Inc. (1)	6	9
Outfront Media, Inc.	11	201
Phillips Edison & Co., Inc.	4	136
Postal Realty Trust, Inc. – Class A	1	16
Real Brokerage, Inc. (1)	19	89
Redfin Corp. (1)	23	182
Ryman Hospitality Properties, Inc.	11	1,189
Saul Centers, Inc.	2	73
Simon Property Group, Inc.	15	2,638
St Joe Co.	7	313
Strawberry Fields REIT, Inc.	1	13
Tanger, Inc.	8	275
Terreno Realty Corp.	117	6,941
UMH Properties, Inc.	2	37
Universal Health Realty Income Trust	2	80

Total Real Estate		94,457

Utilities – 0.12%
American States Water Co.	4	317
Cadiz, Inc. (1)	9	46
California Water Service Group	3	137
Consolidated Water Co. Ltd.	1	15
Genie Energy Ltd. – Class B	1	18
Global Water Resources, Inc.	2	24
MGE Energy, Inc.	3	286
Middlesex Water Co. (2)	0	21
Montauk Renewables, Inc. (1)	13	52
NRG Energy, Inc.	16	1,411
Otter Tail Corp.	4	267
Vistra Corp.	63	8,653
York Water Co. (2)	0	15

Total Utilities		11,262

Total Common Stocks (Cost: $6,780,018)		9,010,984

	Shares (000s)	Value (000s)
WARRANTS – 0.00% (3)
Healthcare – 0.00% (3)
Pulse Biosciences, Inc., expires 06/26/2029 (1)(2)(6)	0	$1
Pulse Biosciences, Inc., expires 06/27/2029 (1)(2)(6)	0	0

Total Healthcare		1

Total Warrants (Cost: $0)		1

SHORT-TERM INVESTMENTS – 2.11%
Money Market Funds – 2.10%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (4)	193,217	193,217

Total Money Market Funds (Cost: $193,217)		193,217

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
JP Morgan, New York, 3.83% due 01/02/2025	$825	825
Royal Bank of Canada, Toronto, 3.83% due 01/02/2025	11	11
Sumitomo Trust Bank, London, 3.83% due 01/02/2025	117	117

Total Time Deposits (Cost: $953)		953

Total Short-Term Investments (Cost: $194,170)		194,170

TOTAL INVESTMENTS IN SECURITIES – 100.21% (Cost: $6,974,188)		9,205,155

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.21)%		(19,544)

TOTAL NET ASSETS – 100.00%		$9,185,611

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is restricted at December 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $15, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

456

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
11	E-mini Russell 2000 Future	Mar. 2025	$1,305	$1,237	$(68)
5	S&P 500 E-mini Future	Mar. 2025	1,527	1,484	(43)
3	S&P MidCap 400 E-mini Future	Mar. 2025	981	944	(37)

					$(148)

The accompanying notes are an integral part of these financial statements.

457

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.27%
Communication Services – 0.97%
Advantage Solutions, Inc. (1)	49	$143
AMC Entertainment Holdings, Inc. – Class A (1)	159	635
AMC Networks, Inc. – Class A (1)	80	792
Anterix, Inc. (1)	1	18
AST SpaceMobile, Inc. – Class A (1)	61	1,286
ATN International, Inc.	5	84
Bandwidth, Inc. – Class A (1)	1	25
Boston Omaha Corp. – Class A (1)	10	145
Bumble, Inc. – Class A (1)	40	324
Cable One, Inc.	16	5,732
Cars.com, Inc. (1)	30	518
Charter Communications, Inc. – Class A (1)	3	930
Cinemark Holdings, Inc. (1)	11	326
Clear Channel Outdoor Holdings, Inc. – Class A (1)	142	195
EchoStar Corp. – Class A (1)	56	1,277
Electronic Arts, Inc.	8	1,119
Emerald Holding, Inc.	7	36
Entravision Communications Corp. – Class A	600	1,409
ESC GCI Liberty, Inc. (1)(2)(6)	3	—
Eventbrite, Inc. – Class A (1)	3	11
EW Scripps Co. – Class A (1)	27	60
Fox Corp. – Class A	290	14,076
Fox Corp. – Class B	4	169
Frontier Communications Parent, Inc. (1)	7	248
fuboTV, Inc. (1)	141	178
Gannett Co., Inc. (1)	64	326
Globalstar, Inc. (1)	48	99
Gogo, Inc. (1)	17	136
Gray Television, Inc.	39	123
IAC, Inc. (1)	2	91
IDT Corp. – Class B	2	103
iHeartMedia, Inc. – Class A (1)	52	103
Innovid Corp. (1)	42	128
Integral Ad Science Holding Corp. (1)	29	303
Interpublic Group of Companies, Inc.	11	305
Iridium Communications, Inc.	3	88
John Wiley & Sons, Inc. – Class A	9	387
Liberty Broadband Corp. – Class A (1)(2)	0	32
Liberty Broadband Corp. – Class C (1)	2	174
Liberty Global Ltd. – Class A (1)	5	67
Liberty Global Ltd. – Class C (1)	4	55
Liberty Latin America Ltd. – Class A (1)	17	105
Liberty Latin America Ltd. – Class C (1)	57	363
Liberty Media Corp.-Liberty Formula One – Class A (1)(2)	0	30
Liberty Media Corp.-Liberty Formula One – Class C (1)	142	13,115
Liberty Media Corp.-Liberty Live – Class A (1)	1	39
Liberty Media Corp.-Liberty Live – Class C (1)	1	95
Lions Gate Entertainment Corp. – Class A (1)	32	273
Lions Gate Entertainment Corp. – Class B (1)	51	387
LiveOne, Inc. (1)	12	18
Lumen Technologies, Inc. (1)	464	2,466
Madison Square Garden Entertainment Corp. – Class A (1)	16	579

	Shares (000s)	Value (000s)
Madison Square Garden Sports Corp. – Class A (1)(2)	0	$105
Magnite, Inc. (1)	7	104
Marcus Corp.	11	229
Match Group, Inc. (1)	7	242
National CineMedia, Inc. (1)	33	217
New York Times Co. – Class A	5	242
News Corp. – Class A	11	299
News Corp. – Class B	3	102
Nexstar Media Group, Inc. – Class A	40	6,358
Nextdoor Holdings, Inc. (1)	79	188
Omnicom Group, Inc.	6	484
Outbrain, Inc. (1)	19	140
Paramount Global – Class A (2)	0	11
Paramount Global – Class B	17	175
Playstudios, Inc. (1)	41	76
Playtika Holding Corp.	416	2,889
Reservoir Media, Inc. (1)	8	74
Roku, Inc. – Class A (1)	3	233
Scholastic Corp.	11	230
Shenandoah Telecommunications Co.	22	275
Shutterstock, Inc.	96	2,916
Sirius XM Holdings, Inc.	95	2,175
Sphere Entertainment Co. (1)	13	507
Spok Holdings, Inc.	8	132
Stagwell, Inc. – Class A (1)	32	212
Take-Two Interactive Software, Inc. (1)	5	917
TEGNA, Inc.	289	5,285
Telephone & Data Systems, Inc.	45	1,530
TKO Group Holdings, Inc. – Class A (1)	2	281
Townsquare Media, Inc. – Class A	42	384
TripAdvisor, Inc. (1)	3	41
TrueCar, Inc. (1)	42	156
Trump Media & Technology Group Corp. (1)	1	21
Vimeo, Inc. (1)	67	428
Warner Bros Discovery, Inc. (1)	70	739
Webtoon Entertainment, Inc. (1)	4	55
WideOpenWest, Inc. (1)	24	121
Yelp, Inc. – Class A (1)	81	3,135
Ziff Davis, Inc. (1)	20	1,099
ZoomInfo Technologies, Inc. – Class A (1)	9	92

Total Communication Services		82,625

Consumer Discretionary – 12.33%
1-800-Flowers.com, Inc. – Class A (1)	9	72
1stdibs.com, Inc. (1)	9	31
Academy Sports & Outdoors, Inc.	23	1,345
Accel Entertainment, Inc. – Class A (1)	171	1,826
Adient Plc (1)	40	689
ADT, Inc.	10	66
Adtalem Global Education, Inc. (1)	14	1,271
Advance Auto Parts, Inc.	2	79
aka Brands Holding Corp. (1)	1	13
A-Mark Precious Metals, Inc.	95	2,613
Amer Sports, Inc. (1)	2	49
American Axle & Manufacturing Holdings, Inc. (1)	52	305
American Eagle Outfitters, Inc.	17	276
American Public Education, Inc. (1)	7	142
America’s Car-Mart, Inc. (1)	3	170

The accompanying notes are an integral part of these financial statements.

458

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
AMMO, Inc. (1)	39	$43
Aptiv Plc (1)	7	409
Aramark	8	282
Arhaus, Inc. – Class A	4	33
Arko Corp.	32	211
Asbury Automotive Group, Inc. (1)	54	13,145
AutoNation, Inc. (1)	1	125
AutoZone, Inc. (1)	16	49,668
Bally’s Corp. (1)	11	190
BARK, Inc. (1)	63	116
Bath & Body Works, Inc.	6	245
Beazer Homes USA, Inc. (1)	14	371
Best Buy Co., Inc.	233	20,032
Beyond, Inc. (1)	22	106
Biglari Holdings, Inc. – Class B (1)(2)	0	83
Birkenstock Holding Plc (1)	1	70
BJ’s Restaurants, Inc. (1)	4	150
Bloomin’ Brands, Inc.	280	3,422
BorgWarner, Inc.	211	6,707
Boyd Gaming Corp.	294	21,307
Bright Horizons Family Solutions, Inc. (1)	1	160
Brinker International, Inc. (1)	2	286
BRP, Inc.	84	4,271
Brunswick Corp.	231	14,928
Caesars Entertainment, Inc. (1)	6	201
Caleres, Inc.	11	259
Canada Goose Holdings, Inc. (1)	443	4,446
Canoo, Inc. (1)	1	2
Capri Holdings Ltd. (1)	141	2,974
CarMax, Inc. (1)	107	8,780
Carnival Corp. (1)	1,845	45,986
Carriage Services, Inc. – Class A	1	53
Carter’s, Inc.	1	55
Carvana Co. – Class A (1)	2	412
Cavco Industries, Inc. (1)	2	810
Century Communities, Inc.	11	835
Champion Homes, Inc. (1)	166	14,611
Chegg, Inc. (1)	44	70
Choice Hotels International, Inc. (2)	0	17
Churchill Downs, Inc.	112	14,988
Citi Trends, Inc. (1)	3	76
Clarus Corp.	13	58
Columbia Sportswear Co.	1	76
Cooper-Standard Holdings, Inc. (1)	8	103
Cracker Barrel Old Country Store, Inc.	8	417
Cricut, Inc. – Class A	4	25
Crocs, Inc. (1)	1	148
Dana, Inc.	703	8,131
Darden Restaurants, Inc.	44	8,137
Dave & Buster’s Entertainment, Inc. (1)	44	1,295
Denny’s Corp. (1)	6	38
Designer Brands, Inc. – Class A	18	98
Despegar.com Corp. (1)	24	462
Destination XL Group, Inc. (1)	28	75
Dick’s Sporting Goods, Inc.	111	25,351
Dillard’s, Inc. – Class A (2)	0	38
Dine Brands Global, Inc.	31	939
Domino’s Pizza, Inc.	70	29,207
DoorDash, Inc. – Class A (1)	120	20,087
DR Horton, Inc.	110	15,357

	Shares (000s)	Value (000s)
Dutch Bros, Inc. – Class A (1)	2	$100
eBay, Inc.	599	37,079
El Pollo Loco Holdings, Inc. (1)	11	130
Empire Resorts, Inc. (1)(2)(6)	0	—
Escalade, Inc.	5	66
Ethan Allen Interiors, Inc.	11	296
Etsy, Inc. (1)	1	60
European Wax Center, Inc. – Class A (1)	1	4
Everi Holdings, Inc. (1)	16	221
EVgo, Inc. – Class A (1)	42	168
Figs, Inc. – Class A (1)	56	344
Five Below, Inc. (1)(2)	0	32
Flexsteel Industries, Inc.	2	112
Floor & Decor Holdings, Inc. – Class A (1)	2	193
Foot Locker, Inc. (1)	38	834
Ford Motor Co.	316	3,132
Fox Factory Holding Corp. (1)	19	588
Frontdoor, Inc. (1)	295	16,119
Full House Resorts, Inc. (1)	13	52
Funko, Inc. – Class A (1)	14	186
GameStop Corp. – Class A (1)	11	354
Gap, Inc.	260	6,141
Garmin Ltd.	42	8,652
General Motors Co.	174	9,285
Genesco, Inc. (1)	4	154
Gentex Corp.	390	11,218
Genuine Parts Co.	4	471
G-III Apparel Group Ltd. (1)	77	2,519
Global Business Travel Group I (1)	8	70
Golden Entertainment, Inc.	9	288
Goodyear Tire & Rubber Co. (1)	275	2,476
GoPro, Inc. – Class A (1)	64	69
Graham Holdings Co. – Class B	1	1,297
Grand Canyon Education, Inc. (1)	55	9,038
Green Brick Partners, Inc. (1)	10	568
Group 1 Automotive, Inc.	16	6,906
Groupon, Inc. – Class A (1)	5	63
GrowGeneration Corp. (1)	29	48
H&R Block, Inc.	417	22,033
Hamilton Beach Brands Holding Co. – Class A	4	65
Harley-Davidson, Inc.	422	12,726
Hasbro, Inc.	121	6,746
Haverty Furniture Companies, Inc.	7	150
Helen of Troy Ltd. (1)	10	621
Hilton Worldwide Holdings, Inc.	3	836
Holley, Inc. (1)	12	35
Hooker Furnishings Corp.	5	64
Hovnanian Enterprises, Inc. – Class A (1)	2	283
Hyatt Hotels Corp. – Class A	1	157
Installed Building Products, Inc.	60	10,469
International Game Technology Plc	473	8,352
iRobot Corp. (1)	13	99
J Jill, Inc. (2)	0	6
Jack in the Box, Inc.	37	1,528
JAKKS Pacific, Inc. (1)	4	99
Johnson Outdoors, Inc. – Class A	2	58
KB Home	78	5,135
KinderCare Learning Companies, Inc. (1)	188	3,348
Kohl’s Corp.	74	1,037

The accompanying notes are an integral part of these financial statements.

459

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lands’ End, Inc. (1)	7	$92
Landsea Homes Corp. (1)	8	69
Latham Group, Inc. (1)	19	129
Laureate Education, Inc. – Class A (1)	11	210
La-Z-Boy, Inc.	443	19,309
Lear Corp.	68	6,467
Legacy Housing Corp. (1)	5	118
Leggett & Platt, Inc.	4	38
Lennar Corp. – Class A	49	6,665
Lennar Corp. – Class B (2)	0	42
Leslie’s, Inc. (1)	32	71
LGI Homes, Inc. (1)	9	792
Life Time Group Holdings, Inc. (1)	29	633
Lifetime Brands, Inc.	6	33
Lincoln Educational Services Corp. (1)	12	188
Lindblad Expeditions Holdings, Inc. (1)	5	59
Lithia Motors, Inc. – Class A	1	270
LKQ Corp.	258	9,492
Lovesac Co. (1)	3	72
Lucid Group, Inc. – Class A (1)	29	87
Luminar Technologies, Inc. – Class A (1)	1	7
M/I Homes, Inc. (1)	29	3,867
Macy’s, Inc.	142	2,396
Malibu Boats, Inc. – Class A (1)	9	340
Marine Products Corp.	2	16
MarineMax, Inc. (1)	159	4,609
Marriott Vacations Worldwide Corp.	1	92
MasterCraft Boat Holdings, Inc. (1)	7	139
Mattel, Inc. (1)	10	172
Meritage Homes Corp.	36	5,502
MGM Resorts International (1)	134	4,657
Mister Car Wash, Inc. (1)	6	44
Mohawk Industries, Inc. (1)	22	2,622
Monro, Inc.	13	334
Movado Group, Inc.	7	140
National Vision Holdings, Inc. (1)	33	342
Newell Brands, Inc.	962	9,580
Nordstrom, Inc.	146	3,516
NVR, Inc. (1)	4	31,767
ODP Corp. (1)	84	1,900
Ollie’s Bargain Outlet Holdings, Inc. (1)	2	189
OneWater Marine, Inc. – Class A (1)	131	2,276
Oxford Industries, Inc.	165	13,037
Papa John’s International, Inc.	4	166
Patrick Industries, Inc.	96	7,959
Peloton Interactive, Inc. – Class A (1)	11	100
Penn Entertainment, Inc. (1)	4	84
Penske Automotive Group, Inc.	51	7,817
Perdoceo Education Corp.	27	702
Petco Health & Wellness Co., Inc. – Class A (1)	37	142
Phinia, Inc.	70	3,359
Planet Fitness, Inc. – Class A (1)	1	111
Polaris, Inc.	2	87
Portillo’s, Inc. – Class A (1)	5	44
PulteGroup, Inc.	117	12,688
Purple Innovation, Inc. – Class A (1)	26	20
PVH Corp.	123	13,057
QuantumScape Corp. – Class A (1)	11	57

	Shares (000s)	Value (000s)
Ralph Lauren Corp. – Class A	64	$14,670
RCI Hospitality Holdings, Inc.	2	111
RealReal, Inc. (1)	14	150
Red Rock Resorts, Inc. – Class A	749	34,644
Revelyst, Inc. (1)	27	515
RH (1)(2)	0	133
Rivian Automotive, Inc. – Class A (1)	24	321
Rocky Brands, Inc.	2	49
Ross Stores, Inc.	110	16,570
Royal Caribbean Cruises Ltd.	334	77,142
RumbleON, Inc. – Class B (1)	7	39
Sabre Corp. (1)	136	496
Sally Beauty Holdings, Inc. (1)	47	490
Service Corp. International	4	328
SharkNinja, Inc. (1)	2	153
Shoe Carnival, Inc.	8	274
Signet Jewelers Ltd.	19	1,563
Six Flags Entertainment Corp.	11	533
Skechers USA, Inc. – Class A (1)	575	38,666
Sleep Number Corp. (1)	10	148
Smith & Wesson Brands, Inc.	18	183
Smith Douglas Homes Corp. – Class A (1)	101	2,601
Solid Power, Inc. (1)	73	138
Solo Brands, Inc. – Class A (1)	373	425
Sonic Automotive, Inc. – Class A	5	303
Sonos, Inc. (1)	6	91
Standard Motor Products, Inc.	10	297
Stitch Fix, Inc. – Class A (1)	47	202
Stoneridge, Inc. (1)	12	75
Strategic Education, Inc.	10	945
Sturm Ruger & Co., Inc.	5	183
Superior Group of Companies, Inc.	5	85
Tapestry, Inc.	95	6,235
Taylor Morrison Home Corp. – Class A (1)	96	5,902
Tempur Sealy International, Inc.	280	15,856
Thor Industries, Inc.	1	138
ThredUp, Inc. – Class A (1)	36	50
Tile Shop Holdings, Inc. (1)	9	66
Tilly’s, Inc. – Class A (1)	4	19
Toll Brothers, Inc.	353	44,450
TopBuild Corp. (1)	1	249
Topgolf Callaway Brands Corp. (1)	243	1,912
Traeger, Inc. (1)	16	37
Travel + Leisure Co.	58	2,924
TRI Pointe Homes, Inc. (1)	30	1,073
Ulta Beauty, Inc. (1)(2)	0	76
Under Armour, Inc. – Class A (1)	5	40
Under Armour, Inc. – Class C (1)	937	6,987
United Parks & Resorts, Inc. (1)	1	63
Urban Outfitters, Inc. (1)	21	1,145
Vacasa, Inc. – Class A (1)	4	21
Vail Resorts, Inc.	24	4,408
Vera Bradley, Inc. (1)	11	45
VF Corp.	10	216
Victoria’s Secret & Co. (1)	27	1,138
Visteon Corp. (1)	161	14,309
Wayfair, Inc. – Class A (1)	3	122
Wendy’s Co.	2	39
Weyco Group, Inc.	3	99
Whirlpool Corp.	53	6,121

The accompanying notes are an integral part of these financial statements.

460

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Williams-Sonoma, Inc.	1	$272
Winmark Corp.	1	515
Winnebago Industries, Inc.	13	619
Worthington Enterprises, Inc.	2	71
Wyndham Hotels & Resorts, Inc.	199	20,085
Wynn Resorts Ltd.	3	238
YETI Holdings, Inc. (1)	2	64
Yum! Brands, Inc.	5	668
Zumiez, Inc. (1)	227	4,350

Total Consumer Discretionary		1,055,022

Consumer Staples – 4.05%
Albertsons Companies, Inc. – Class A	229	4,494
Alico, Inc.	3	83
Andersons, Inc.	13	535
Archer-Daniels-Midland Co.	124	6,244
B&G Foods, Inc.	35	243
BellRing Brands, Inc. (1)	4	276
BJ’s Wholesale Club Holdings, Inc. (1)	4	338
Boston Beer Co., Inc. – Class A (1)(2)	0	60
BRC, Inc. – Class A (1)	3	11
Brown-Forman Corp. – Class A	1	46
Brown-Forman Corp. – Class B	5	195
Bunge Global SA	68	5,282
Calavo Growers, Inc.	6	157
Cal-Maine Foods, Inc.	18	1,822
Casey’s General Stores, Inc.	1	349
Central Garden & Pet Co. – Class A (1)	6	220
Central Garden & Pet Co. – Class A (1)	319	10,548
Church & Dwight Co., Inc.	7	739
Coca-Cola Consolidated, Inc.	5	6,638
Coca-Cola Europacific Partners Plc	149	11,455
Conagra Brands, Inc.	217	6,030
Coty, Inc. – Class A (1)	11	79
Darling Ingredients, Inc. (1)	5	158
Dole Plc	35	474
Dollar General Corp.	6	486
Dollar Tree, Inc. (1)	6	438
Edgewell Personal Care Co.	257	8,620
Flowers Foods, Inc.	5	108
Fresh Del Monte Produce, Inc.	16	525
Freshpet, Inc. (1)	1	136
General Mills, Inc.	204	12,982
Grocery Outlet Holding Corp. (1)	3	42
Guardian Pharmacy Services, Inc. – Class A (1)	2	45
Hain Celestial Group, Inc. (1)	41	255
Herbalife Ltd. (1)	15	100
Hershey Co.	4	611
HF Foods Group, Inc. (1)	16	51
Honest Co., Inc. (1)	21	149
Hormel Foods Corp.	8	263
Ingles Markets, Inc. – Class A	7	424
Ingredion, Inc.	60	8,214
J.M. Smucker Co.	56	6,205
Kellanova	8	613
Kenvue, Inc.	55	1,185
Kraft Heinz Co.	212	6,514
Kroger Co.	343	20,968
Lamb Weston Holdings, Inc.	221	14,741

	Shares (000s)	Value (000s)
Lancaster Colony Corp.	140	$24,322
Limoneira Co.	8	185
Maplebear, Inc. (1)	174	7,221
McCormick & Co., Inc.	7	555
Medifast, Inc. (1)	5	86
MGP Ingredients, Inc.	136	5,354
Mission Produce, Inc. (1)	17	249
Molson Coors Beverage Co. – Class B	163	9,324
Natural Grocers by Vitamin Cottage, Inc.	3	127
Nature’s Sunshine Products, Inc. (1)	4	64
Nomad Foods Ltd.	641	10,761
Nu Skin Enterprises, Inc. – Class A	23	159
Oil-Dri Corp. of America	2	154
Olaplex Holdings, Inc. (1)	63	108
Performance Food Group Co. (1)	376	31,765
Pilgrim’s Pride Corp. (1)	1	48
Post Holdings, Inc. (1)	301	34,412
PriceSmart, Inc.	4	393
Primo Brands Corp.	288	8,857
Reynolds Consumer Products, Inc.	1	40
Seaboard Corp. (2)	0	15
Seneca Foods Corp. – Class A (1)	2	164
Simply Good Foods Co. (1)	532	20,746
SpartanNash Co.	16	288
Spectrum Brands Holdings, Inc.	86	7,230
Sysco Corp.	225	17,198
The Campbell’s Co.	102	4,291
TreeHouse Foods, Inc. (1)	21	753
Turning Point Brands, Inc.	45	2,723
Tyson Foods, Inc. – Class A	8	469
United Natural Foods, Inc. (1)	27	745
Universal Corp.	11	596
US Foods Holding Corp. (1)	169	11,370
USANA Health Sciences, Inc. (1)	5	179
Utz Brands, Inc.	9	143
Veru, Inc. (1)	20	13
Village Super Market, Inc. – Class A	4	131
Waldencast Plc – Class A (1)	11	46
Walgreens Boots Alliance, Inc.	167	1,556
Weis Markets, Inc.	7	496
WK Kellogg Co.	159	2,859

Total Consumer Staples		346,346

Energy – 5.65%
Aemetis, Inc. (1)	17	45
Amplify Energy Corp. (1)	19	112
Antero Midstream Corp.	6	91
Antero Resources Corp. (1)	336	11,787
APA Corp.	118	2,735
Ardmore Shipping Corp.	19	229
Baker Hughes Co. – Class A	29	1,186
Berry Corp.	24	100
BKV Corp. (1)	5	123
Borr Drilling Ltd. (1)	109	425
Bristow Group, Inc. (1)	11	394
Cactus, Inc. – Class A	26	1,530
California Resources Corp.	165	8,552
Centrus Energy Corp. – Class A (1)	2	121
ChampionX Corp.	360	9,797
Cheniere Energy, Inc.	3	676

The accompanying notes are an integral part of these financial statements.

461

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Chord Energy Corp.	199	$23,302
Civitas Resources, Inc.	130	5,960
Clean Energy Fuels Corp. (1)	76	192
CNX Resources Corp. (1)	67	2,472
Comstock Resources, Inc. (1)	42	766
CONSOL Energy, Inc.	13	1,434
Coterra Energy, Inc.	425	10,843
Crescent Energy Co. – Class A	667	9,742
CVR Energy, Inc.	2	36
Delek U.S. Holdings, Inc.	21	384
Devon Energy Corp.	18	589
DHT Holdings, Inc.	60	561
Diamondback Energy, Inc.	148	24,229
Diversified Energy Co. Plc	20	344
DMC Global, Inc. (1)	6	46
Dorian LPG Ltd.	8	202
Drilling Tools International Corp. (1)	3	10
DT Midstream, Inc.	3	280
Encore Energy Corp. (1)	22	75
Energy Fuels, Inc. (1)	86	441
EQT Corp.	420	19,352
Evolution Petroleum Corp.	7	38
Excelerate Energy, Inc. – Class A	8	240
Expand Energy Corp.	7	670
Expro Group Holdings NV (1)	471	5,870
FLEX LNG Ltd.	5	108
Forum Energy Technologies, Inc. (1)	5	78
FutureFuel Corp.	12	65
Geospace Technologies Corp. (1)	5	55
Golar LNG Ltd.	45	1,907
Granite Ridge Resources, Inc.	21	137
Green Plains, Inc. (1)	29	275
Gulfport Energy Corp. (1)	3	522
Hallador Energy Co. (1)	12	133
Halliburton Co.	668	18,160
Helix Energy Solutions Group, Inc. (1)	54	503
Helmerich & Payne, Inc.	172	5,501
Hess Corp.	3	375
HF Sinclair Corp.	136	4,767
HighPeak Energy, Inc.	6	89
Innovex International, Inc. (1)	15	214
International Seaways, Inc.	18	663
Kinder Morgan, Inc.	56	1,537
Kinetik Holdings, Inc. – Class A	16	899
Kodiak Gas Services, Inc.	11	442
Liberty Energy, Inc. – Class A	285	5,659
Mach Natural Resources LP	159	2,739
Magnolia Oil & Gas Corp. – Class A	997	23,320
Mammoth Energy Services, Inc. (1)	12	37
Marathon Petroleum Corp.	121	16,824
Matador Resources Co.	720	40,525
Murphy Oil Corp.	67	2,014
Nabors Industries Ltd. (1)	3	161
NACCO Industries, Inc. – Class A	2	55
Natural Gas Services Group, Inc. (1)	4	98
New Fortress Energy, Inc. – Class A	2	23
Noble Corp. Plc	22	694
Nordic American Tankers Ltd.	90	224
Northern Oil & Gas, Inc.	309	11,475
NOV, Inc.	228	3,327

	Shares (000s)	Value (000s)
NPK International, Inc. (1)	38	$290
Oil States International, Inc. (1)	30	150
ONEOK, Inc.	17	1,690
Ovintiv, Inc.	8	304
Par Pacific Holdings, Inc. (1)	26	423
Patterson-UTI Energy, Inc.	181	1,494
PBF Energy, Inc. – Class A	46	1,230
Peabody Energy Corp.	58	1,224
Permian Resources Corp. – Class A	1,013	14,564
Phillips 66	132	15,028
Plains GP Holdings LP – Class A (1)	602	11,065
PrimeEnergy Resources Corp. (1)(2)	0	59
ProFrac Holding Corp. – Class A (1)	9	73
ProPetro Holding Corp. (1)	40	370
Range Resources Corp.	1,284	46,184
Ranger Energy Services, Inc. – Class A	8	117
REX American Resources Corp. (1)	5	227
Riley Exploration Permian, Inc.	5	150
Ring Energy, Inc. (1)	64	87
RPC, Inc.	39	234
SandRidge Energy, Inc.	15	172
Scorpio Tankers, Inc.	90	4,490
SEACOR Marine Holdings, Inc. (1)	11	71
Seadrill Ltd. (1)	22	852
Select Water Solutions, Inc. – Class A	42	550
SFL Corp. Ltd. – Class B	46	468
Sitio Royalties Corp. – Class A	35	675
SM Energy Co.	44	1,709
Solaris Energy Infrastructure, Inc. – Class A	12	334
Talos Energy, Inc. (1)	66	640
TechnipFMC Plc	1,686	48,804
Teekay Corp. Ltd.	26	179
Teekay Tankers Ltd. – Class A	11	441
Tidewater, Inc. (1)	118	6,468
Transocean Ltd. (1)	332	1,247
TXO Partners LP	74	1,242
Ur-Energy, Inc. (1)	11	13
VAALCO Energy, Inc.	44	191
Valaris Ltd. (1)	10	437
Valero Energy Corp.	26	3,126
Viper Energy, Inc. – Class A	212	10,410
Vital Energy, Inc. (1)	13	406
Vitesse Energy, Inc.	11	275
Weatherford International Plc	146	10,454
Williams Companies, Inc.	35	1,905
World Kinect Corp.	123	3,375

Total Energy		483,483

Financials – 21.66%
1st Source Corp.	9	497
Acacia Research Corp. (1)	16	69
ACNB Corp.	4	164
Advanced Flower Capital, Inc.	8	65
Affiliated Managers Group, Inc.	103	19,061
Affirm Holdings, Inc. – Class A (1)	7	455
Aflac, Inc.	101	10,472
AG Mortgage Investment Trust, Inc.	13	87
AGNC Investment Corp.	23	215
Alerus Financial Corp.	10	189
Allstate Corp.	109	21,059

The accompanying notes are an integral part of these financial statements.

462

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ally Financial, Inc.	188	$6,767
AlTi Global, Inc. (1)	15	67
Amalgamated Financial Corp.	8	280
Ambac Financial Group, Inc. (1)	21	264
Amerant Bancorp, Inc. – Class A	17	375
American Coastal Insurance Corp. (1)	7	92
American Financial Group, Inc.	37	5,003
American International Group, Inc.	603	43,879
Ameriprise Financial, Inc.	105	55,934
Ameris Bancorp	89	5,598
AMERISAFE, Inc.	5	249
Ames National Corp.	4	68
Angel Oak Mortgage REIT, Inc.	3	24
Annaly Capital Management, Inc.	88	1,616
Aon Plc – Class A	42	14,975
Apollo Commercial Real Estate Finance, Inc.	65	563
Apollo Global Management, Inc.	188	31,091
Arbor Realty Trust, Inc.	71	977
Arch Capital Group Ltd.	10	966
Ares Commercial Real Estate Corp.	27	159
Ares Management Corp. – Class A	128	22,577
ARMOUR Residential REIT, Inc.	26	482
Arrow Financial Corp.	8	216
Arthur J. Gallagher & Co.	7	1,884
Associated Banc-Corp.	322	7,705
Assurant, Inc.	2	332
Assured Guaranty Ltd.	2	138
Atlantic Union Bankshares Corp.	115	4,375
Atlanticus Holdings Corp. (1)	3	143
Axis Capital Holdings Ltd.	340	30,171
Axos Financial, Inc. (1)	65	4,548
Banc of California, Inc.	770	11,902
BancFirst Corp.	8	947
Banco Latinoamericano de Comercio Exterior SA – Class E	13	472
Bancorp, Inc. (1)	1	56
Bank First Corp.	4	426
Bank of Hawaii Corp.	17	1,242
Bank of Marin Bancorp	8	182
Bank of New York Mellon Corp.	177	13,607
Bank of NT Butterfield & Son Ltd.	20	748
Bank OZK	3	135
Bank7 Corp.	2	105
BankUnited, Inc.	34	1,280
Bankwell Financial Group, Inc.	3	95
Banner Corp.	15	1,022
Bar Harbor Bankshares	7	219
BayCom Corp.	5	138
BCB Bancorp, Inc.	7	82
Berkshire Hills Bancorp, Inc.	19	529
BGC Group, Inc. – Class A	147	1,335
Blackstone Mortgage Trust, Inc. – Class A	81	1,402
Block, Inc. – Class A (1)	9	792
Blue Foundry Bancorp (1)	9	87
Blue Owl Capital Corp.	243	3,679
Blue Owl Capital, Inc. – Class A	700	16,286
BOK Financial Corp.	1	70
Bowhead Specialty Holdings, Inc. (1)	18	643
Bread Financial Holdings, Inc.	13	820
Bridgewater Bancshares, Inc. (1)	10	130

	Shares (000s)	Value (000s)
Brighthouse Financial, Inc. (1)	2	$96
BrightSpire Capital, Inc. – Class A	62	347
Brookline Bancorp, Inc.	40	473
Brown & Brown, Inc.	4	406
Burford Capital Ltd.	92	1,169
Burke & Herbert Financial Services Corp.	6	379
Business First Bancshares, Inc.	11	285
Byline Bancorp, Inc.	15	441
Cadence Bank	911	31,374
California BanCorp (1)	11	178
Camden National Corp.	7	297
Cannae Holdings, Inc.	26	515
Cantaloupe, Inc. (1)	3	24
Capital Bancorp, Inc.	4	121
Capital City Bank Group, Inc.	6	224
Capitol Federal Financial, Inc.	56	330
Carlyle Group, Inc.	456	23,012
Carter Bankshares, Inc. (1)	10	179
Cass Information Systems, Inc.	1	47
Cathay General Bancorp	343	16,324
CBOE Global Markets, Inc.	3	588
Central Pacific Financial Corp.	11	323
Chemung Financial Corp.	2	79
Chicago Atlantic Real Estate Finance, Inc.	7	114
Chimera Investment Corp.	37	512
ChoiceOne Financial Services, Inc.	4	146
Cincinnati Financial Corp.	4	641
Citizens & Northern Corp.	6	116
Citizens Financial Group, Inc.	229	10,036
Citizens Financial Services, Inc.	2	122
City Holding Co.	6	728
Civista Bancshares, Inc.	7	152
Claros Mortgage Trust, Inc.	40	179
CNA Financial Corp.	76	3,659
CNB Financial Corp.	10	238
CNO Financial Group, Inc.	158	5,879
Coastal Financial Corp. (1)	1	57
Coinbase Global, Inc. – Class A (1)	1	234
Colony Bankcorp, Inc.	8	132
Columbia Banking System, Inc.	833	22,493
Columbia Financial, Inc. (1)	11	171
Comerica, Inc.	476	29,453
Commerce Bancshares, Inc.	4	226
Community Financial System, Inc.	24	1,457
Community Trust Bancorp, Inc.	7	375
Community West Bancshares	7	143
Compass Diversified Holdings	404	9,330
ConnectOne Bancorp, Inc.	17	388
Consumer Portfolio Services, Inc. (1)	5	52
Corebridge Financial, Inc.	114	3,403
Credit Acceptance Corp. (1)(2)	0	18
CrossFirst Bankshares, Inc. (1)	21	320
Cullen/Frost Bankers, Inc.	2	229
Customers Bancorp, Inc. (1)	13	649
CVB Financial Corp.	1,619	34,669
Diamond Hill Investment Group, Inc. (2)	0	40
DigitalBridge Group, Inc.	54	610
Dime Community Bancshares, Inc.	16	490
Discover Financial Services	123	21,318
Donegal Group, Inc. – Class A	7	106

The accompanying notes are an integral part of these financial statements.

463

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Donnelley Financial Solutions, Inc. (1)	4	$264
Dynex Capital, Inc.	36	460
Eagle Bancorp, Inc.	13	349
East West Bancorp, Inc.	307	29,366
Eastern Bankshares, Inc.	630	10,868
Ellington Financial, Inc.	38	461
Employers Holdings, Inc.	11	556
Enact Holdings, Inc.	14	441
Encore Capital Group, Inc. (1)	11	528
Enova International, Inc. (1)	12	1,141
Enstar Group Ltd. (1)	6	1,874
Enterprise Bancorp, Inc.	5	185
Enterprise Financial Services Corp.	17	974
Equity Bancshares, Inc. – Class A	7	281
Esquire Financial Holdings, Inc. (2)	0	36
ESSA Bancorp, Inc.	4	76
Essent Group Ltd.	116	6,318
Euronet Worldwide, Inc. (1)	81	8,365
Evercore, Inc. – Class A	89	24,781
Everest Group Ltd.	13	4,771
EVERTEC, Inc.	324	11,202
F&G Annuities & Life, Inc.	7	293
FactSet Research Systems, Inc.	1	339
Farmers & Merchants Bancorp, Inc.	6	172
Farmers National Banc Corp.	17	245
FB Financial Corp.	17	877
Federal Agricultural Mortgage Corp. – Class C	1	110
Federated Hermes, Inc. – Class B	125	5,118
Fidelis Insurance Holdings Ltd.	177	3,202
Fidelity D&D Bancorp, Inc.	2	103
Fidelity National Financial, Inc.	7	407
Fidelity National Information Services, Inc.	309	24,918
Fifth Third Bancorp	959	40,561
Financial Institutions, Inc.	8	206
First American Financial Corp.	127	7,900
First Bancorp	18	793
First Bancorp	296	5,507
First Bancorp, Inc.	4	120
First Bancshares, Inc.	14	482
First Bank	9	133
First Busey Corp.	24	568
First Business Financial Services, Inc.	4	184
First Citizens BancShares, Inc. – Class A (2)	0	737
First Commonwealth Financial Corp.	46	778
First Community Bankshares, Inc.	8	334
First Financial Bancorp	43	1,154
First Financial Corp.	5	246
First Financial Northwest, Inc.	3	75
First Foundation, Inc.	20	127
First Hawaiian, Inc.	473	12,282
First Horizon Corp.	571	11,502
First Internet Bancorp	3	92
First Interstate BancSystem, Inc. – Class A	546	17,713
First Merchants Corp.	88	3,500
First Mid Bancshares, Inc.	11	401
First of Long Island Corp.	10	123
First Western Financial, Inc. (1)	3	53
Five Star Bancorp	8	234
Flagstar Financial, Inc.	116	1,087
Flushing Financial Corp.	12	173

	Shares (000s)	Value (000s)
FNB Corp.	787	$11,625
Forge Global Holdings, Inc. (1)	58	54
Franklin BSP Realty Trust, Inc.	38	472
Franklin Resources, Inc.	8	172
FS Bancorp, Inc.	3	138
FS KKR Capital Corp.	122	2,653
Fulton Financial Corp.	79	1,518
FVCBankcorp, Inc. (1)	7	86
GCM Grosvenor, Inc. – Class A	3	31
Genworth Financial, Inc. – Class A (1)	599	4,187
German American Bancorp, Inc.	13	538
Glacier Bancorp, Inc.	734	36,848
Global Payments, Inc.	7	823
Globe Life, Inc.	3	299
GoHealth, Inc. – Class A (1)	2	29
Granite Point Mortgage Trust, Inc.	24	66
Great Southern Bancorp, Inc.	4	245
Green Dot Corp. – Class A (1)	11	122
Greenlight Capital Re Ltd. – Class A (1)	14	199
Guaranty Bancshares, Inc.	4	129
HA Sustainable Infrastructure Capital, Inc.	53	1,420
Hamilton Insurance Group Ltd. – Class B (1)	171	3,250
Hancock Whitney Corp.	40	2,181
Hanmi Financial Corp.	14	321
Hanover Insurance Group, Inc.	79	12,206
HarborOne Bancorp, Inc.	17	196
Hartford Financial Services Group, Inc.	286	31,248
HBT Financial, Inc.	7	143
Heartland Financial USA, Inc.	20	1,205
Heritage Commerce Corp.	29	275
Heritage Financial Corp.	15	367
Heritage Insurance Holdings, Inc. (1)	11	133
Hilltop Holdings, Inc.	22	632
Hingham Institution for Savings	1	190
Hippo Holdings, Inc. (1)	9	244
Home Bancorp, Inc.	3	158
Home Bancshares, Inc.	393	11,130
HomeStreet, Inc. (1)	9	98
HomeTrust Bancshares, Inc.	7	246
Hope Bancorp, Inc.	53	648
Horace Mann Educators Corp.	18	720
Horizon Bancorp, Inc.	20	329
Houlihan Lokey, Inc. – Class A	1	235
Huntington Bancshares, Inc.	1,607	26,144
I3 Verticals, Inc. – Class A (1)	11	244
Independent Bank Corp.	10	347
Independent Bank Corp.	184	11,839
Independent Bank Group, Inc.	17	1,009
Interactive Brokers Group, Inc. – Class A	3	538
International Bancshares Corp.	63	3,981
Invesco Ltd.	10	179
Invesco Mortgage Capital, Inc.	25	204
Investar Holding Corp.	5	103
Investors Title Co.	1	129
Jack Henry & Associates, Inc.	2	365
Jackson Financial, Inc. – Class A	87	7,543
James River Group Holdings Ltd.	19	91
Janus Henderson Group Plc	4	157
Jefferies Financial Group, Inc.	4	285
John Marshall Bancorp, Inc.	5	105

The accompanying notes are an integral part of these financial statements.

464

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Kearny Financial Corp.	26	$185
Kemper Corp.	345	22,903
KeyCorp	298	5,116
KKR Real Estate Finance Trust, Inc.	19	193
Ladder Capital Corp. – Class A	54	607
Lakeland Financial Corp.	264	18,151
Lazard, Inc. – Class A (2)	0	13
LCNB Corp.	6	92
Lemonade, Inc. (1)	4	151
LendingClub Corp. (1)	51	833
LendingTree, Inc. (1)	1	20
Lincoln National Corp.	301	9,557
LINKBANCORP, Inc.	8	59
Live Oak Bancshares, Inc.	2	87
Loews Corp.	54	4,579
LPL Financial Holdings, Inc.	124	40,585
M&T Bank Corp.	5	900
Maiden Holdings Ltd. (1)	49	83
Markel Group, Inc. (1)	13	21,939
MarketAxess Holdings, Inc.	1	241
MarketWise, Inc.	28	16
Marqeta, Inc. – Class A (1)	32	122
MBIA, Inc. (1)	20	128
Medallion Financial Corp.	9	88
Mercantile Bank Corp.	8	336
Merchants Bancorp	8	298
Mercury General Corp.	11	734
Metrocity Bankshares, Inc.	8	258
Metropolitan Bank Holding Corp. (1)	5	290
MFA Financial, Inc.	47	478
MGIC Investment Corp.	281	6,664
Mid Penn Bancorp, Inc.	7	211
Middlefield Banc Corp.	3	96
Midland States Bancorp, Inc.	9	230
MidWestOne Financial Group, Inc.	8	247
Mr Cooper Group, Inc. (1)	229	22,008
MSCI, Inc. – Class A	46	27,389
MVB Financial Corp.	5	110
Nasdaq, Inc.	400	30,912
National Bank Holdings Corp. – Class A	17	715
National Bankshares, Inc.	3	80
Navient Corp.	261	3,469
NB Bancorp, Inc. (1)	18	321
NBT Bancorp, Inc.	243	11,588
NCR Atleos Corp. (1)	300	10,167
Nelnet, Inc. – Class A	7	719
New York Mortgage Trust, Inc.	42	257
NewtekOne, Inc.	11	145
Nexpoint Real Estate Finance, Inc.	4	59
NI Holdings, Inc. (1)	3	45
Nicolet Bankshares, Inc.	5	497
NMI Holdings, Inc. – Class A (1)	34	1,235
Northeast Bank	3	313
Northeast Community Bancorp, Inc.	6	144
Northern Trust Corp.	6	585
Northfield Bancorp, Inc.	19	216
Northrim BanCorp, Inc.	3	203
Northwest Bancshares, Inc.	58	764
Norwood Financial Corp.	3	79
Oak Valley Bancorp	3	95

	Shares (000s)	Value (000s)
OceanFirst Financial Corp.	26	$479
OFG Bancorp	21	881
Old National Bancorp	1,790	38,850
Old Republic International Corp.	140	5,070
Old Second Bancorp, Inc.	20	361
OneMain Holdings, Inc. – Class A	3	179
Onity Group, Inc. (1)	3	100
Orange County Bancorp, Inc.	3	140
Orchid Island Capital, Inc. – Class A	35	273
Origin Bancorp, Inc.	14	452
Orrstown Financial Services, Inc.	9	317
P10, Inc. – Class A	547	6,893
Pacific Premier Bancorp, Inc.	744	18,530
Pagseguro Digital Ltd. – Class A (1)	42	263
Park National Corp.	7	1,142
Parke Bancorp, Inc.	5	110
Pathward Financial, Inc.	8	592
Payoneer Global, Inc. (1)	26	259
Paysafe Ltd. (1)	15	259
PCB Bancorp	5	107
Peapack Gladstone Financial Corp.	8	245
PennantPark Investment Corp.	164	1,158
PennyMac Financial Services, Inc.	81	8,232
PennyMac Mortgage Investment Trust	42	528
Peoples Bancorp of North Carolina, Inc.	2	71
Peoples Bancorp, Inc.	16	501
Peoples Financial Services Corp.	3	171
Pinnacle Financial Partners, Inc.	2	253
Pioneer Bancorp, Inc. (1)	5	57
Plumas Bancorp	2	111
Ponce Financial Group, Inc. (1)	8	109
Popular, Inc.	236	22,236
PRA Group, Inc. (1)	18	376
Preferred Bank	3	287
Premier Financial Corp.	17	426
Primerica, Inc.	1	277
Primis Financial Corp.	9	106
Princeton Bancorp, Inc.	3	95
Principal Financial Group, Inc.	7	505
ProAssurance Corp. (1)	23	369
PROG Holdings, Inc.	16	666
Prosperity Bancshares, Inc.	194	14,631
Provident Bancorp, Inc. (1)	7	75
Provident Financial Services, Inc.	126	2,384
Prudential Financial, Inc.	10	1,230
QCR Holdings, Inc.	8	637
Radian Group, Inc.	70	2,218
Raymond James Financial, Inc.	5	824
RBB Bancorp	9	174
Ready Capital Corp.	78	534
Red River Bancshares, Inc.	2	109
Redwood Trust, Inc.	61	399
Regional Management Corp.	4	119
Regions Financial Corp.	505	11,879
Reinsurance Group of America, Inc. – Class A	65	13,963
RenaissanceRe Holdings Ltd.	47	11,800
Renasant Corp.	27	981
Repay Holdings Corp. – Class A (1)	342	2,610
Republic Bancorp, Inc. – Class A	4	281
Rithm Capital Corp.	15	158

The accompanying notes are an integral part of these financial statements.

465

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
RLI Corp.	1	$189
Robinhood Markets, Inc. – Class A (1)	19	722
Rocket Companies, Inc. – Class A (1)	772	8,690
S&T Bancorp, Inc.	17	662
Safety Insurance Group, Inc.	7	548
Sandy Spring Bancorp, Inc.	242	8,159
Seacoast Banking Corp. of Florida	38	1,057
SEI Investments Co.	3	238
Selective Insurance Group, Inc.	166	15,530
Selectquote, Inc. (1)	64	237
ServisFirst Bancshares, Inc.	17	1,409
Seven Hills Realty Trust	8	102
Sezzle, Inc. (1)(2)	0	35
Shore Bancshares, Inc.	12	195
Sierra Bancorp	6	180
Silvercrest Asset Management Group, Inc. – Class A	5	87
Simmons First National Corp. – Class A	56	1,251
SiriusPoint Ltd. (1)	40	659
Skyward Specialty Insurance Group, Inc. (1)	13	666
SLM Corp.	982	27,075
SmartFinancial, Inc.	7	227
SoFi Technologies, Inc. (1)	26	395
South Plains Financial, Inc.	6	204
South State Corp.	322	31,986
Southern First Bancshares, Inc. (1)	4	152
Southern Missouri Bancorp, Inc.	4	251
Southern States Bancshares, Inc.	4	141
Southside Bancshares, Inc.	13	411
Starwood Property Trust, Inc.	9	175
State Street Corp.	200	19,636
Stellar Bancorp, Inc.	23	647
Sterling Bancorp, Inc. (1)	10	49
Stewart Information Services Corp.	91	6,128
Stifel Financial Corp.	145	15,365
Stock Yards Bancorp, Inc.	12	842
StoneCo Ltd. – Class A (1)	64	512
StoneX Group, Inc. (1)	38	3,755
Sunrise Realty Trust, Inc.	3	37
SWK Holdings Corp. (1)	1	17
Synchrony Financial	480	31,172
Synovus Financial Corp.	4	215
T Rowe Price Group, Inc.	6	714
Texas Capital Bancshares, Inc. (1)	149	11,684
TFS Financial Corp.	1	18
Third Coast Bancshares, Inc. (1)	5	186
Timberland Bancorp, Inc.	4	107
Tiptree, Inc.	9	197
Tompkins Financial Corp.	6	383
Towne Bank	32	1,102
TPG RE Finance Trust, Inc.	29	245
TPG, Inc. – Class A	2	121
Tradeweb Markets, Inc. – Class A	2	267
Travelers Companies, Inc.	53	12,808
TriCo Bancshares	15	646
Triumph Financial, Inc. (1)	1	80
Truist Financial Corp.	141	6,104
TrustCo Bank Corp. NY	8	281
Trustmark Corp.	28	975
Two Harbors Investment Corp.	540	6,393

	Shares (000s)	Value (000s)
UMB Financial Corp.	211	$23,863
United Bankshares, Inc.	465	17,462
United Community Banks, Inc.	389	12,559
United Fire Group, Inc.	10	282
Unity Bancorp, Inc.	4	157
Universal Insurance Holdings, Inc.	33	702
Univest Financial Corp.	14	411
Unum Group	103	7,487
USCB Financial Holdings, Inc.	3	58
UWM Holdings Corp.	1	4
Valley National Bancorp	216	1,955
Velocity Financial, Inc. (1)	4	79
Veritex Holdings, Inc.	24	648
Virginia National Bankshares Corp.	2	83
Virtu Financial, Inc. – Class A	2	89
Virtus Investment Partners, Inc.	1	128
Voya Financial, Inc.	89	6,120
WaFd, Inc.	31	1,008
Walker & Dunlop, Inc.	4	405
Washington Trust Bancorp, Inc.	8	250
Waterstone Financial, Inc.	8	104
Webster Financial Corp.	383	21,174
WesBanco, Inc.	27	872
West BanCorp, Inc.	7	150
Westamerica BanCorp	12	612
Western Alliance Bancorp	409	34,151
Western Union Co.	191	2,020
WEX, Inc. (1)	1	187
White Mountains Insurance Group Ltd. (2)	0	142
Willis Towers Watson Plc	50	15,607
Wintrust Financial Corp.	81	10,155
World Acceptance Corp. (1)(2)	0	16
WR Berkley Corp.	9	501
WSFS Financial Corp.	27	1,424
XP, Inc. – Class A	11	127
Zions Bancorp N.A.	742	40,230

Total Financials		1,854,784

Healthcare – 6.58%
10X Genomics, Inc. – Class A (1)	1	13
2seventy bio, Inc. (1)	24	72
4D Molecular Therapeutics, Inc. (1)	8	44
89bio, Inc. (1)	39	301
Absci Corp. (1)	10	27
Acadia Healthcare Co., Inc. (1)	3	101
Accolade, Inc. (1)	22	75
ACELYRIN, Inc. (1)	33	103
Achieve Life Sciences, Inc. (1)	6	21
Acrivon Therapeutics, Inc. (1)	6	36
Acumen Pharmaceuticals, Inc. (1)	18	31
AdaptHealth Corp. – Class A (1)	26	243
Adaptive Biotechnologies Corp. (1)	52	313
ADC Therapeutics SA (1)	12	25
Addus HomeCare Corp. (1)	134	16,849
Aduro Bioteech, Inc. (1)(6)	1	2
Adverum Biotechnologies, Inc. (1)	9	43
Agenus, Inc. (1)	8	22
Agilent Technologies, Inc.	123	16,482
Agios Pharmaceuticals, Inc. (1)	26	850
Akebia Therapeutics, Inc. (1)	85	162

The accompanying notes are an integral part of these financial statements.

466

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Akero Therapeutics, Inc. (1)	26	$725
Aldeyra Therapeutics, Inc. (1)	20	100
Align Technology, Inc. (1)	1	188
Alimera Sciences, Inc. (1)(2)(6)	3	0
Allogene Therapeutics, Inc. (1)	58	124
Alnylam Pharmaceuticals, Inc. (1)(2)	0	101
Altimmune, Inc. (1)	15	108
Alto Neuroscience, Inc. (1)	4	15
Alumis, Inc. (1)	3	21
Amedisys, Inc. (1)	1	81
Amneal Pharmaceuticals, Inc. (1)	13	101
Anavex Life Sciences Corp. (1)	26	280
AngioDynamics, Inc. (1)	18	169
ANI Pharmaceuticals, Inc. (1)	2	130
Anika Therapeutics, Inc. (1)	5	85
Annexon, Inc. (1)	44	223
Applied Therapeutics, Inc. (1)	17	15
Aquestive Therapeutics, Inc. (1)	25	87
Arbutus Biopharma Corp. (1)	5	18
Arcturus Therapeutics Holdings, Inc. (1)	1	21
Ardent Health Partners, Inc. (1)	1	25
ArriVent Biopharma, Inc. (1)	5	133
Artiva Biotherapeutics, Inc. (1)	3	27
Artivion, Inc. (1)	4	128
Astria Therapeutics, Inc. (1)	2	22
Atea Pharmaceuticals, Inc. (1)	36	121
Atossa Therapeutics, Inc. (1)	48	45
AtriCure, Inc. (1)	7	228
Aura Biosciences, Inc. (1)	22	178
Aurinia Pharmaceuticals, Inc. (1)	17	153
Avanos Medical, Inc. (1)	20	325
Avantor, Inc. (1)	1,148	24,191
Aveanna Healthcare Holdings, Inc. (1)	8	38
Avid Bioservices, Inc. (1)	2	28
Azenta, Inc. (1)	1	69
Baxter International, Inc.	180	5,260
Beam Therapeutics, Inc. (1)	35	872
Bicara Therapeutics, Inc. (1)	4	66
BioAge Labs, Inc. (1)	5	26
Biogen, Inc. (1)	33	5,058
BioLife Solutions, Inc. (1)	2	51
BioMarin Pharmaceutical, Inc. (1)	5	361
Bio-Rad Laboratories, Inc. – Class A (1)	1	178
Biote Corp. – Class A (1)	1	3
Bio-Techne Corp.	4	322
Bioventus, Inc. – Class A (1)	11	114
Black Diamond Therapeutics, Inc. (1)	6	12
Bluebird Bio, Inc. (1)	5	40
Boston Scientific Corp. (1)	221	19,772
Bridgebio Pharma, Inc. (1)	24	657
Brookdale Senior Living, Inc. (1)	13	65
Bruker Corp.	274	16,055
C4 Therapeutics, Inc. (1)	27	96
Cabaletta Bio, Inc. (1)	15	34
CAMP4 Therapeutics Corp. (1)	3	17
Capricor Therapeutics, Inc. (1)	3	48
Cardiff Oncology, Inc. (1)	11	50
Cardinal Health, Inc.	69	8,155
CareDx, Inc. (1)	18	392

	Shares (000s)	Value (000s)
Cargo Therapeutics, Inc. (1)	14	$201
Caribou Biosciences, Inc. (1)	42	66
Castle Biosciences, Inc. (1)	8	212
Celcuity, Inc. (1)	1	9
Celldex Therapeutics, Inc. (1)	5	137
Cencora, Inc. – Class A	131	29,544
Centene Corp. (1)	232	14,029
Century Therapeutics, Inc. (1)	20	21
Ceribell, Inc. (1)	2	46
Certara, Inc. (1)	3	36
CG oncology, Inc. (1)	8	243
Charles River Laboratories International, Inc. (1)	1	272
Chemed Corp. (2)	0	203
Chinook Therapeutics, Inc. (1)(6)	17	6
Cibus, Inc. – Class A (1)	7	19
Climb Bio, Inc. (1)	12	22
Codexis, Inc. (1)	33	159
Cogent Biosciences, Inc. (1)	3	24
Coherus Biosciences, Inc. (1)	36	50
Community Health Systems, Inc. (1)	27	80
Compass Therapeutics, Inc. (1)	46	67
Concentra Group Holdings Parent, Inc.	415	8,216
CONMED Corp.	168	11,508
Contineum Therapeutics, Inc. – Class A (1)	2	35
Cooper Companies, Inc. (1)	6	521
Corbus Pharmaceuticals Holdings, Inc. (1)	2	22
CorMedix, Inc. (1)	3	26
Cross Country Healthcare, Inc. (1)	15	274
CryoPort, Inc. (1)	3	21
Cullinan Therapeutics, Inc. (1)	3	38
Cytek Biosciences, Inc. (1)	55	354
Cytokinetics, Inc. (1)	48	2,236
DaVita, Inc. (1)	38	5,698
Day One Biopharmaceuticals, Inc. (1)	3	40
Definitive Healthcare Corp. – Class A (1)	25	102
Denali Therapeutics, Inc. (1)	24	489
Dentsply Sirona, Inc.	6	110
Design Therapeutics, Inc. (1)	14	85
Dianthus Therapeutics, Inc. (1)	10	218
Disc Medicine, Inc. – Class A (1)	8	507
DocGo, Inc. (1)	36	153
Doximity, Inc. – Class A (1)	3	176
Dynavax Technologies Corp. – Class A (1)	12	149
Editas Medicine, Inc. – Class A (1)	40	51
Elanco Animal Health, Inc. (1)	14	175
Elevation Oncology, Inc. (1)	9	5
Embecta Corp.	254	5,248
Enanta Pharmaceuticals, Inc. (1)	9	51
Encompass Health Corp.	74	6,828
Enhabit, Inc. (1)	19	151
Enliven Therapeutics, Inc. (1)	1	20
Enovis Corp. (1)	498	21,848
Entrada Therapeutics, Inc. (1)	11	190
Envista Holdings Corp. (1)	847	16,348
Erasca, Inc. (1)	80	201
Esperion Therapeutics, Inc. (1)	62	136
Exact Sciences Corp. (1)	3	181
Exelixis, Inc. (1)	263	8,772

The accompanying notes are an integral part of these financial statements.

467

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
EyePoint Pharmaceuticals, Inc. (1)	16	$121
Fate Therapeutics, Inc. (1)	45	74
Fennec Pharmaceuticals, Inc. (1)	8	50
Foghorn Therapeutics, Inc. (1)	4	21
Fortrea Holdings, Inc. (1)	2	40
Fractyl Health, Inc. (1)	7	14
Fulcrum Therapeutics, Inc. (1)	16	77
Fulgent Genetics, Inc. (1)	9	173
Galectin Therapeutics, Inc. (1)	7	9
GE HealthCare Technologies, Inc.	12	929
GeneDx Holdings Corp. – Class A (1)	5	394
Generation Bio Co. (1)	25	26
Geron Corp. (1)	82	290
Globus Medical, Inc. – Class A (1)	3	269
GRAIL, Inc. (1)	1	12
Gyre Therapeutics, Inc. (1)	3	34
Haemonetics Corp. (1)	167	13,076
Harmony Biosciences Holdings, Inc. (1)	98	3,369
Harvard Bioscience, Inc. (1)	12	26
Health Catalyst, Inc. (1)	25	173
HealthStream, Inc.	7	233
Henry Schein, Inc. (1)	4	249
Heron Therapeutics, Inc. (1)	48	74
HilleVax, Inc. (1)	11	23
Hologic, Inc. (1)	7	475
Humana, Inc.	116	29,538
ICON Plc (1)	100	20,965
Icosavax, Inc. (1)(6)	11	3
ICU Medical, Inc. (1)	102	15,837
IGM Biosciences, Inc. (1)	1	5
Illumina, Inc. (1)	5	615
ImmunityBio, Inc. (1)	15	37
Incyte Corp. (1)	115	7,918
Inhibrx Biosciences, Inc. (1)	2	37
Inhibrx, Inc. (1)(6)	5	3
Inmode Ltd. (1)	29	482
Innovage Holding Corp. (1)	7	28
Innoviva, Inc. (1)	23	400
Inogen, Inc. (1)	10	92
Inovio Pharmaceuticals, Inc. (1)	12	21
Inozyme Pharma, Inc. (1)	23	65
Integer Holdings Corp. (1)	173	22,977
Integra LifeSciences Holdings Corp. (1)	31	711
Intellia Therapeutics, Inc. (1)	46	540
Invivyd, Inc. (1)	36	16
Ionis Pharmaceuticals, Inc. (1)(2)	0	10
IQVIA Holdings, Inc. (1)	5	907
Ironwood Pharmaceuticals, Inc. – Class A (1)	288	1,274
iTeos Therapeutics, Inc. (1)	12	94
Jazz Pharmaceuticals Plc (1)	93	11,424
Kodiak Sciences, Inc. (1)	15	150
Korro Bio, Inc. (1)	2	78
Kyverna Therapeutics, Inc. (1)	3	11
Labcorp Holdings, Inc.	58	13,411
Lantheus Holdings, Inc. (1)	165	14,756
LENZ Therapeutics, Inc.	6	166
Lexeo Therapeutics, Inc. (1)(2)	0	2
Lexicon Pharmaceuticals, Inc. (1)	32	24
Lifecore Biomedical, Inc. (1)	9	67
LifeMD, Inc. (1)	6	31

	Shares (000s)	Value (000s)
LifeStance Health Group, Inc. (1)	34	$248
Ligand Pharmaceuticals, Inc. (1)	8	844
LivaNova Plc (1)	23	1,084
Lyell Immunopharma, Inc. (1)	74	47
MannKind Corp. (1)	27	175
Maravai LifeSciences Holdings, Inc. – Class A (1)	630	3,432
Masimo Corp. (1)	1	102
MaxCyte, Inc. (1)	47	195
MBX Biosciences, Inc. (1)	2	40
McKesson Corp.	11	6,440
MeiraGTx Holdings Plc (1)	8	48
Mersana Therapeutics, Inc. (1)	29	41
Mesa Laboratories, Inc.	1	196
Metagenomi, Inc. (1)	6	20
Mettler-Toledo International, Inc. (1)	1	748
MiMedx Group, Inc. (1)	28	271
Mineralys Therapeutics, Inc. (1)	10	124
ModivCare, Inc. (1)	2	29
Molina Healthcare, Inc. (1)	58	17,024
Monte Rosa Therapeutics, Inc. (1)	19	133
Myriad Genetics, Inc. (1)	41	563
Nano-X Imaging Ltd. (1)	2	11
National HealthCare Corp.	6	620
Nautilus Biotechnology, Inc. – Class A (1)	22	37
Nektar Therapeutics – Class A (1)	81	75
Neogen Corp. (1)	100	1,212
NeoGenomics, Inc. (1)	53	876
Neurogene, Inc. (1)	2	51
Nevro Corp. (1)	16	60
Nkarta, Inc. (1)	24	59
Novavax, Inc. (1)	17	134
Nurix Therapeutics, Inc. (1)	10	193
Nuvation Bio, Inc. (1)	81	216
Olema Pharmaceuticals, Inc. (1)	13	79
Omeros Corp. (1)	16	156
OmniAb, Inc. (1)	35	125
OmniAb, Inc. – Class CR3 (1)(2)(5)(6)	2	—
OmniAb, Inc. – Class CR4 (1)(2)(5)(6)	2	—
Omnicell, Inc. (1)	21	934
OPKO Health, Inc. (1)	148	218
Option Care Health, Inc. (1)	380	8,811
OraSure Technologies, Inc. (1)	33	121
Orchestra BioMed Holdings, Inc. (1)	6	23
Organogenesis Holdings, Inc. – Class A (1)	32	101
Organon & Co.	580	8,648
ORIC Pharmaceuticals, Inc. (1)	21	172
Orthofix Medical, Inc. (1)	16	272
OrthoPediatrics Corp. (1)	7	168
Outlook Therapeutics, Inc. (1)	2	4
Owens & Minor, Inc. (1)	29	379
Pacific Biosciences of California, Inc. (1)	123	225
Pacira BioSciences, Inc. (1)	20	375
Patterson Companies, Inc.	256	7,908
Pediatrix Medical Group, Inc. (1)	40	521
PepGen, Inc. (1)	1	4
Performant Healthcare, Inc. (1)	12	37
Perrigo Co. Plc	4	101
Perspective Therapeutics, Inc. (1)	5	17
Phathom Pharmaceuticals, Inc. (1)	15	118

The accompanying notes are an integral part of these financial statements.

468

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Phibro Animal Health Corp. – Class A	7	$155
Pliant Therapeutics, Inc. (1)	25	335
Poseida Therapeutics, Inc. – Class A (1)	23	222
Precigen, Inc. (1)	56	63
Prelude Therapeutics, Inc. (1)	8	10
Premier, Inc. – Class A	145	3,080
Prestige Consumer Healthcare, Inc. (1)	171	13,386
ProKidney Corp. – Class A (1)	6	11
Prothena Corp. Plc (1)	8	110
PTC Therapeutics, Inc. (1)	8	372
Puma Biotechnology, Inc. (1)	12	36
Pyxis Oncology, Inc. (1)	22	34
Q32 Bio, Inc. (1)	3	10
QIAGEN NV (1)	6	285
Quanterix Corp. (1)	14	152
Quantum-Si, Inc. (1)	44	118
Quest Diagnostics, Inc.	3	486
QuidelOrtho Corp. (1)	2	80
Quipt Home Medical Corp. (1)	19	57
Rapport Therapeutics, Inc. (1)	2	32
RAPT Therapeutics, Inc. (1)	13	21
REGENXBIO, Inc. (1)	21	160
Regulus Therapeutics, Inc. (1)	21	33
Relay Therapeutics, Inc. (1)	55	228
Renovaro, Inc. (1)	22	18
Repligen Corp. (1)	1	202
Replimune Group, Inc. – Class Rights (1)	28	334
ResMed, Inc.	3	696
REVOLUTION Medicines, Inc. (1)	27	1,161
Revvity, Inc.	4	394
Rigel Pharmaceuticals, Inc. (1)	2	37
Roivant Sciences Ltd. (1)	12	145
Royalty Pharma Plc – Class A	11	291
Sage Therapeutics, Inc. (1)	24	132
Savara, Inc. (1)	10	29
Scholar Rock Holding Corp. (1)	3	146
Scilex Holding Co. (1)	16	7
Select Medical Holdings Corp.	16	299
Septerna, Inc. (1)	4	84
Shattuck Labs, Inc. (1)	6	7
SI-BONE, Inc. (1)	3	47
SIGA Technologies, Inc.	5	32
Skye Bioscience, Inc. (1)	7	18
Solid Biosciences, Inc. (1)	9	37
Solventum Corp. (1)	171	11,278
Sonida Senior Living, Inc. (1)	1	16
Sotera Health Co. (1)	4	59
Spyre Therapeutics, Inc. (1)	14	330
Standard BioTools, Inc. (1)	105	183
STERIS Plc	3	585
Summit Therapeutics, Inc. (1)	2	36
Supernus Pharmaceuticals, Inc. (1)	21	772
Surgery Partners, Inc. (1)	35	736
Surmodics, Inc. (1)	2	87
Sutro Biopharma, Inc. (1)	37	67
Tactile Systems Technology, Inc. (1)	10	178
Teladoc Health, Inc. (1)	67	608
Teleflex, Inc.	48	8,518
Telomir Pharmaceuticals, Inc. (1)	4	16
Tenaya Therapeutics, Inc. (1)	19	27

	Shares (000s)	Value (000s)
Tenet Healthcare Corp. (1)	3	$345
Terns Pharmaceuticals, Inc. (1)	30	168
Theravance Biopharma, Inc. (1)	16	153
Third Harmonic Bio, Inc. (1)	9	91
Tourmaline Bio, Inc. (1)	10	210
Travere Therapeutics, Inc. – Class Preferre (1)	34	595
Trevi Therapeutics, Inc. (1)	10	42
TScan Therapeutics, Inc. (1)	6	19
United Therapeutics Corp. (1)	31	11,062
Universal Health Services, Inc. – Class B	35	6,255
Upstream Bio, Inc. (1)	3	56
UroGen Pharma Ltd. (1)	3	37
Utah Medical Products, Inc.	1	65
Vanda Pharmaceuticals, Inc. (1)	26	124
Varex Imaging Corp. (1)	17	252
Ventyx Biosciences, Inc. (1)	27	59
Veracyte, Inc. (1)	35	1,395
Verve Therapeutics, Inc. (1)	33	186
Viatris, Inc.	444	5,522
Vir Biotechnology, Inc. (1)	41	297
Viridian Therapeutics, Inc. (1)	9	171
Voyager Therapeutics, Inc. (1)	21	117
Waters Corp. (1)	1	248
WaVe Life Sciences Ltd. (1)	6	80
Waystar Holding Corp. (1)	7	255
Werewolf Therapeutics, Inc. (1)	10	15
West Pharmaceutical Services, Inc.	1	269
XBiotech, Inc. (1)	11	42
Xencor, Inc. (1)	17	380
XOMA Royalty Corp. (1)	1	37
Zenas Biopharma, Inc. (1)	3	24
Zentalis Pharmaceuticals, Inc. (1)	25	77
Zevra Therapeutics, Inc. (1)	11	95
Zimmer Biomet Holdings, Inc.	6	599
Zimvie, Inc. (1)	12	174
Zymeworks, Inc. (1)	25	367

Total Healthcare		563,213

Industrials – 20.54%
3D Systems Corp. (1)	58	190
AAON, Inc.	119	14,060
AAR Corp. (1)	13	791
ABM Industries, Inc.	368	18,816
ACCO Brands Corp.	42	219
Acuity Brands, Inc.	1	261
Advanced Drainage Systems, Inc.	1	145
AECOM	4	415
AerSale Corp. (1)	17	105
AGCO Corp.	114	10,615
Air Lease Corp. – Class A	261	12,578
Air Transport Services Group, Inc. (1)	23	513
Alaska Air Group, Inc. (1)	414	26,786
Albany International Corp. – Class A	140	11,201
Alight, Inc. – Class A	194	1,342
Allegiant Travel Co. – Class A	7	661
Allegion Plc	269	35,192
Allient, Inc.	7	161
Allison Transmission Holdings, Inc.	112	12,118
Amentum Holdings, Inc. (1)	4	82
Ameresco, Inc. – Class A (1)	10	229

The accompanying notes are an integral part of these financial statements.

469

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
American Airlines Group, Inc. (1)	18	$307
American Woodmark Corp. (1)	7	537
AMETEK, Inc.	197	35,559
AO Smith Corp.	3	235
API Group Corp. (1)	7	239
Apogee Enterprises, Inc.	7	485
ArcBest Corp.	44	4,097
Archer Aviation, Inc. – Class A (1)	7	66
Arcosa, Inc.	208	20,120
Aris Water Solutions, Inc. – Class A	11	274
Armstrong World Industries, Inc.	1	115
Astec Industries, Inc.	11	357
Astronics Corp. (1)	13	207
Asure Software, Inc. (1)	11	106
Atkore, Inc.	62	5,207
Atmus Filtration Technologies, Inc.	341	13,369
Avis Budget Group, Inc. (1)(2)	0	24
Axon Enterprise, Inc. (1)	70	41,683
AZEK Co., Inc. – Class A (1)	489	23,233
AZZ, Inc.	2	185
Barnes Group, Inc.	21	1,011
Barrett Business Services, Inc.	1	61
Beacon Roofing Supply, Inc. (1)	219	22,294
BlackSky Technology, Inc. – Class A (1)	11	123
Blade Air Mobility, Inc. (1)	25	104
Blink Charging Co. (1)	24	34
Bloom Energy Corp. – Class A (1)	8	176
BlueLinx Holdings, Inc. (1)	4	386
Boise Cascade Co.	100	11,911
Bridger Aerospace Group Holdings, Inc. (1)	6	12
BrightView Holdings, Inc. (1)	28	447
Brink’s Co.	360	33,401
Broadridge Financial Solutions, Inc. (2)	0	65
Brookfield Business Corp. – Class A	12	287
Builders FirstSource, Inc. (1)	166	23,694
BWX Technologies, Inc.	64	7,139
CACI International, Inc. – Class A (1)	43	17,302
Caesarstone Ltd. (1)	8	36
Carlisle Companies, Inc.	1	415
Casella Waste Systems, Inc. – Class A (1)	133	14,112
CBIZ, Inc. (1)	218	17,832
Centuri Holdings, Inc. (1)	259	4,997
CH Robinson Worldwide, Inc.	3	349
ChargePoint Holdings, Inc. (1)	78	84
Cimpress Plc (1)	2	177
Clarivate Plc (1)	11	58
Clean Harbors, Inc. (1)	1	344
CNH Industrial NV	1,258	14,257
Columbus McKinnon Corp.	13	474
Commercial Vehicle Group, Inc. (1)	17	42
CompX International, Inc.	1	13
Concentrix Corp.	1	58
Concrete Pumping Holdings, Inc. (1)	10	64
Conduent, Inc. (1)	74	297
Core & Main, Inc. – Class A (1)	2	97
CoreCivic, Inc. (1)	50	1,085
Costamare, Inc.	19	239
Covenant Logistics Group, Inc. – Class A	3	165
Crane Co.	93	14,136
Cummins, Inc.	55	19,021

	Shares (000s)	Value (000s)
Curtiss-Wright Corp.	50	$17,840
Custom Truck One Source, Inc. (1)	6	31
Dayforce, Inc. (1)	4	282
Delta Air Lines, Inc.	177	10,725
Deluxe Corp.	220	4,974
DIRTT Environmental Solutions (1)	229	159
Distribution Solutions Group, Inc. (1)	1	19
DLH Holdings Corp. (1)	4	32
DNOW, Inc. (1)	49	636
Donaldson Co., Inc.	3	231
Douglas Dynamics, Inc.	1	32
Dover Corp.	90	16,799
Ducommun, Inc. (1)	6	398
Dun & Bradstreet Holdings, Inc.	946	11,790
DXP Enterprises, Inc. (1)	50	4,119
Eastern Co.	2	60
Element Fleet Management Corp.	499	10,081
Embraer SA – ADR (1)	820	30,065
EMCOR Group, Inc.	1	359
Energy Vault Holdings, Inc. (1)	52	118
EnerSys	1	127
Ennis, Inc.	11	229
Enpro, Inc.	9	1,475
Enviri Corp. (1)	36	279
Equifax, Inc.	66	16,916
Esab Corp.	108	12,971
ESCO Technologies, Inc.	146	19,432
Everus Construction Group, Inc. (1)	62	4,100
EVI Industries, Inc.	1	10
Expeditors International of Washington, Inc.	195	21,554
Fastenal Co.	2	178
Federal Signal Corp.	183	16,931
Ferguson Enterprises, Inc.	92	15,908
First Advantage Corp. (1)	95	1,780
Flowserve Corp.	551	31,666
Fluor Corp. (1)	7	336
Forrester Research, Inc. (1)	5	82
Fortive Corp.	223	16,711
Fortune Brands Innovations, Inc.	97	6,598
Forward Air Corp. (1)	11	362
Freyr Battery, Inc. (1)	50	130
FTAI Infrastructure, Inc.	46	333
FTI Consulting, Inc. (1)	1	188
FuelCell Energy, Inc. (1)	9	81
Gates Industrial Corp. Plc (1)	682	14,033
GATX Corp.	16	2,513
GE Vernova, Inc.	73	23,884
Genco Shipping & Trading Ltd.	19	272
Gencor Industries, Inc. (1)	4	79
Generac Holdings, Inc. (1)	121	18,769
Genpact Ltd.	5	220
GEO Group, Inc. (1)	58	1,636
Gibraltar Industries, Inc. (1)	202	11,919
GMS, Inc. (1)	107	9,082
Golden Ocean Group Ltd.	55	495
Graco, Inc.	5	399
GrafTech International Ltd. (1)	11	20
Granite Construction, Inc.	4	318
Great Lakes Dredge & Dock Corp. (1)	30	340
Greenbrier Companies, Inc.	14	869

The accompanying notes are an integral part of these financial statements.

470

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Griffon Corp.	72	$5,160
GXO Logistics, Inc. (1)	3	149
H&E Equipment Services, Inc.	1	65
Hayward Holdings, Inc. (1)	613	9,376
Healthcare Services Group, Inc. (1)	33	383
Heartland Express, Inc.	12	136
Heidrick & Struggles International, Inc.	9	416
Helios Technologies, Inc.	504	22,516
Herc Holdings, Inc.	195	36,911
Hertz Global Holdings, Inc. (1)	56	206
Hexcel Corp.	156	9,803
Hillenbrand, Inc.	21	650
Hillman Solutions Corp. (1)	308	3,003
HNI Corp.	12	591
Howmet Aerospace, Inc.	356	38,926
Hub Group, Inc. – Class A	28	1,230
Hubbell, Inc. – Class B	49	20,449
Hudson Technologies, Inc. (1)	17	96
Huntington Ingalls Industries, Inc.	89	16,769
Hyliion Holdings Corp. (1)	63	163
Hyster-Yale, Inc.	2	105
IBEX Holdings Ltd. (1)	56	1,211
ICF International, Inc.	82	9,720
IDEX Corp.	2	454
Ingersoll Rand, Inc.	12	1,052
Insperity, Inc.	81	6,249
Insteel Industries, Inc.	5	126
Interface, Inc. – Class A	24	579
Intuitive Machines, Inc. – Class A (1)	13	245
ITT, Inc.	61	8,763
Jacobs Solutions, Inc.	67	8,988
Janus International Group, Inc. (1)	813	5,977
JB Hunt Transport Services, Inc.	2	397
JELD-WEN Holding, Inc. (1)	26	211
JetBlue Airways Corp. (1)	142	1,119
John Bean Technologies Corp.	20	2,538
Johnson Controls International Plc	132	10,451
KBR, Inc.	127	7,379
Kelly Services, Inc. – Class A	15	204
Kennametal, Inc.	36	856
Kirby Corp. (1)	2	174
Knight-Swift Transportation Holdings, Inc. – Class A	5	241
Korn Ferry	77	5,168
Kratos Defense & Security Solutions, Inc. (1)	37	988
L3Harris Technologies, Inc.	145	30,565
Landstar System, Inc.	68	11,771
LB Foster Co. – Class A (1)	4	109
Leidos Holdings, Inc.	71	10,242
Leonardo DRS, Inc. (1)	286	9,251
Lincoln Electric Holdings, Inc.	76	14,218
Lindsay Corp.	2	279
Loar Holdings, Inc. (1)(2)	0	7
Loomis AB – Class B	91	2,764
LSI Industries, Inc.	4	76
Luxfer Holdings Plc	39	514
Lyft, Inc. – Class A (1)	3	41
Manitowoc Co., Inc. (1)	15	140
ManpowerGroup, Inc.	74	4,295
Marten Transport Ltd.	20	319

	Shares (000s)	Value (000s)
Masco Corp.	284	$20,608
MasTec, Inc. (1)	2	248
Masterbrand, Inc. (1)	378	5,524
Matrix Service Co. (1)	12	146
Matson, Inc.	15	2,025
Matthews International Corp. – Class A	13	370
Mayville Engineering Co., Inc. (1)	5	76
Mercury Systems, Inc. (1)	24	1,000
Middleby Corp. (1)	2	205
Miller Industries, Inc.	5	305
MillerKnoll, Inc.	32	723
Mistras Group, Inc. (1)	10	90
MRC Global, Inc. (1)	39	495
MSA Safety, Inc.	1	180
MSC Industrial Direct Co., Inc. – Class A	92	6,892
Mueller Industries, Inc.	88	6,991
NANO Nuclear Energy, Inc. (1)	1	36
National Presto Industries, Inc.	2	221
Net Power, Inc. (1)	11	113
NEXTracker, Inc. – Class A (1)	17	615
NL Industries, Inc.	5	39
NN, Inc. (1)	20	64
Nordson Corp.	2	347
Norfolk Southern Corp.	126	29,557
Northwest Pipe Co. (1)	4	181
NV5 Global, Inc. (1)	177	3,329
nVent Electric Plc	205	13,960
OPENLANE, Inc. (1)	49	975
Orion Group Holdings, Inc. (1)	14	106
Oshkosh Corp.	42	3,948
Otis Worldwide Corp.	12	1,071
Owens Corning	48	8,180
PACCAR, Inc.	54	5,596
PAMT Corp. (1)	3	47
Pangaea Logistics Solutions Ltd.	15	82
Park Aerospace Corp.	4	62
Parker-Hannifin Corp.	78	49,462
Park-Ohio Holdings Corp.	4	103
Parsons Corp. (1)	1	127
Paychex, Inc.	6	836
Paycom Software, Inc.	1	109
Paycor HCM, Inc. (1)	2	40
Pentair Plc	5	478
Pitney Bowes, Inc.	36	259
Planet Labs PBC (1)	97	390
Plug Power, Inc. (1)	334	712
Preformed Line Products Co.	1	126
Primoris Services Corp.	2	165
Proficient Auto Logistics, Inc. (1)	106	859
Proto Labs, Inc. (1)	11	445
Quad/Graphics, Inc.	7	47
Quanex Building Products Corp.	20	488
Quanta Services, Inc.	3	924
Radiant Logistics, Inc. (1)	14	95
RB Global, Inc.	215	19,409
RBC Bearings, Inc. (1)	1	247
Redwire Corp. (1)	8	125
Regal Rexnord Corp.	231	35,763
Resideo Technologies, Inc. (1)	458	10,548
Resources Connection, Inc.	14	119

The accompanying notes are an integral part of these financial statements.

471

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
REV Group, Inc.	6	$179
Robert Half, Inc.	270	19,002
Rockwell Automation, Inc.	3	860
Rush Enterprises, Inc. – Class A	28	1,520
Rush Enterprises, Inc. – Class B	4	220
RXO, Inc. (1)	239	5,690
Ryder System, Inc.	40	6,313
Safe Bulkers, Inc.	30	108
Saia, Inc. (1)(2)	0	149
Schneider National, Inc. – Class B	1	38
Science Applications International Corp.	123	13,793
Sensata Technologies Holding Plc	505	13,834
SES AI Corp. (1)	60	132
Shyft Group, Inc.	14	167
Simpson Manufacturing Co., Inc.	1	185
SiteOne Landscape Supply, Inc. (1)	52	6,911
SkyWest, Inc. (1)	18	1,835
Snap-on, Inc.	30	10,287
SolarMax Technology, Inc. (1)	13	21
Southland Holdings, Inc. (1)	2	8
Southwest Airlines Co.	17	581
Spirit AeroSystems Holdings, Inc. – Class A (1)	3	102
SS&C Technologies Holdings, Inc.	6	463
Standardaero, Inc. (1)	220	5,446
Standex International Corp.	109	20,463
Stanley Black & Decker, Inc.	5	361
Steelcase, Inc. – Class A	43	505
Stem, Inc. (1)	73	44
Sun Country Airlines Holdings, Inc. (1)	246	3,591
Sunrun, Inc. (1)	100	924
Tecnoglass, Inc.	30	2,399
Tennant Co.	5	389
Terex Corp.	31	1,423
Tetra Tech, Inc.	6	241
Textron, Inc.	506	38,698
TFI International, Inc.	130	17,610
Thermon Group Holdings, Inc. (1)	13	386
Timken Co.	272	19,379
Titan International, Inc. (1)	212	1,441
Titan Machinery, Inc. (1)	97	1,375
Toro Co.	3	241
TPI Composites, Inc. (1)	21	40
TransUnion	5	494
TriNet Group, Inc.	116	10,574
Trinity Industries, Inc.	3	117
Triumph Group, Inc. (1)	156	2,902
TrueBlue, Inc. (1)	14	121
TTEC Holdings, Inc.	10	48
Tutor Perini Corp. (1)	20	480
Twin Disc, Inc.	5	55
UFP Industries, Inc.	53	6,018
U-Haul Holding Co. (1)(2)	0	10
U-Haul Holding Co. – Class B	2	103
UL Solutions, Inc. – Class A	144	7,193
Ultralife Corp. (1)	4	30
UniFirst Corp.	7	1,178
United Airlines Holdings, Inc. (1)	100	9,730
United Rentals, Inc.	2	1,219
Universal Logistics Holdings, Inc.	2	95

	Shares (000s)	Value (000s)
Upwork, Inc. (1)	134	$2,193
V2X, Inc. (1)	7	313
Valmont Industries, Inc.	1	174
Veralto Corp.	4	397
Vertiv Holdings Co. – Class A	62	7,059
Vestis Corp.	4	59
Vicor Corp. (1)	5	219
Virco Mfg. Corp.	6	59
Virgin Galactic Holdings, Inc. (1)	11	66
VSE Corp.	7	651
Wabash National Corp.	20	343
Watsco, Inc.	1	467
Watts Water Technologies, Inc. – Class A	40	8,169
Werner Enterprises, Inc.	24	866
WESCO International, Inc.	213	38,531
Westinghouse Air Brake Technologies Corp.	5	932
Willdan Group, Inc. (1)	6	229
Willis Lease Finance Corp.	1	268
WillScot Holdings Corp. – Class A (1)	4	122
Woodward, Inc.	2	280
WW Grainger, Inc. (2)	0	167
XPO, Inc. (1)	265	34,724
Xylem, Inc.	7	808
Zurn Elkay Water Solutions Corp.	3	124

Total Industrials		1,757,667

Information Technology – 9.33%
908 Devices, Inc. (1)	9	20
ACI Worldwide, Inc. (1)	202	10,501
ACM Research, Inc. – Class A (1)	7	110
Adeia, Inc.	8	119
ADTRAN Holdings, Inc. (1)	35	295
Advanced Energy Industries, Inc.	114	13,153
Aeva Technologies, Inc. (1)	12	58
Akamai Technologies, Inc. (1)	4	414
Allegro MicroSystems, Inc. (1)	4	77
Alpha & Omega Semiconductor Ltd. (1)	11	410
Ambarella, Inc. (1)	8	593
Amdocs Ltd.	54	4,558
Amkor Technology, Inc.	430	11,050
ANSYS, Inc. (1)	3	853
Applied Digital Corp. (1)	28	212
Applied Optoelectronics, Inc. (1)	19	689
Arrow Electronics, Inc. (1)	153	17,253
ASGN, Inc. (1)	16	1,304
Aspen Technology, Inc. (1)	1	198
Astera Labs, Inc. (1)	3	392
Aurora Innovation, Inc. – Class A (1)	202	1,275
Aviat Networks, Inc. (1)	5	93
Avnet, Inc.	195	10,208
Axcelis Technologies, Inc. (1)	121	8,483
Bel Fuse, Inc. – Class A	1	72
Bel Fuse, Inc. – Class B	5	387
Belden, Inc.	158	17,799
Benchmark Electronics, Inc.	17	759
BigBear.ai Holdings, Inc. (1)	13	58
BILL Holdings, Inc. (1)	2	183
Bit Digital, Inc. (1)	58	169
Calix, Inc. (1)	7	247
CCC Intelligent Solutions Holdings, Inc. (1)	13	151

The accompanying notes are an integral part of these financial statements.

472

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
CDW Corp.	91	$15,881
Celestica, Inc. (1)	100	9,236
Cerence, Inc. (1)	18	142
CEVA, Inc. (1)	2	52
Check Point Software Technologies Ltd. (1)	185	34,622
Ciena Corp. (1)	150	12,710
Cipher Mining, Inc. (1)	30	139
Cirrus Logic, Inc. (1)	77	7,652
Clearfield, Inc. (1)	6	176
Cognex Corp.	5	170
Cognizant Technology Solutions Corp. – Class A	126	9,692
Coherent Corp. (1)	49	4,639
Cohu, Inc. (1)	195	5,217
CommScope Holding Co., Inc. (1)	97	506
Commvault Systems, Inc. (1)	1	208
CompoSecure, Inc. – Class A	2	36
Consensus Cloud Solutions, Inc. (1)	8	197
Core Scientific, Inc. (1)	17	243
Corning, Inc.	22	1,056
Corsair Gaming, Inc. (1)	17	115
Crane NXT Co.	1	84
CS Disco, Inc. (1)	6	29
CTS Corp.	3	152
Daily Journal Corp. (1)(2)	0	104
Daktronics, Inc. (1)	16	266
Dell Technologies, Inc. – Class C	73	8,372
Diebold Nixdorf, Inc. (1)	12	501
Digi International, Inc. (1)	17	502
Digimarc Corp. (1)	1	20
Digital Turbine, Inc. (1)	45	75
Diodes, Inc. (1)	19	1,142
Dolby Laboratories, Inc. – Class A	2	127
DoubleVerify Holdings, Inc. – Class Rights (1)	2	34
Dropbox, Inc. – Class A (1)	298	8,937
D-Wave Quantum, Inc. (1)	20	167
DXC Technology Co. (1)	120	2,391
E2open Parent Holdings, Inc. (1)	93	247
Eastman Kodak Co. (1)	28	183
Endava Plc – ADR (1)	140	4,329
EPAM Systems, Inc. (1)	1	343
ePlus, Inc. (1)	4	299
EverCommerce, Inc. (1)	4	40
Everspin Technologies, Inc. (1)	3	18
Extreme Networks, Inc. (1)	28	464
F5, Inc. (1)	2	418
Fabrinet (1)	49	10,706
Fair Isaac Corp. (1)(2)	0	209
FARO Technologies, Inc. (1)	9	233
Fastly, Inc. – Class A (1)	12	117
First Solar, Inc. (1)	3	541
Flex Ltd. (1)	700	26,865
FormFactor, Inc. (1)	252	11,074
Gen Digital, Inc.	519	14,215
GlobalFoundries, Inc. (1)	3	121
Globant SA (1)(2)	0	70
GoDaddy, Inc. – Class A (1)	49	9,701
Grid Dynamics Holdings, Inc. (1)	7	158
Guidewire Software, Inc. (1)	1	220
Hackett Group, Inc.	1	31

	Shares (000s)	Value (000s)
HashiCorp, Inc. – Class A (1)	1	$39
Hewlett Packard Enterprise Co.	470	10,034
HP, Inc.	437	14,274
Hut 8 Corp. (1)	37	767
Ichor Holdings Ltd. (1)	10	330
Immersion Corp.	14	122
indie Semiconductor, Inc. – Class A (1)	50	204
Informatica, Inc. – Class A (1)	364	9,437
Information Services Group, Inc.	18	61
Ingram Micro Holding Corp. (1)	136	2,629
Insight Enterprises, Inc. (1)	55	8,304
InterDigital, Inc.	67	12,894
IPG Photonics Corp. (1)	1	54
Itron, Inc. (1)	2	231
Jabil, Inc.	95	13,709
Juniper Networks, Inc.	9	353
Keysight Technologies, Inc. (1)	128	20,610
Kimball Electronics, Inc. (1)	12	216
Knowles Corp. (1)	38	763
Kulicke & Soffa Industries, Inc.	119	5,549
Kyndryl Holdings, Inc. (1)	7	230
Lam Research Corp.	104	7,539
Lattice Semiconductor Corp. (1)(2)	0	28
Life360, Inc. (1)	1	44
Littelfuse, Inc.	1	164
Logility Supply Chain Solutions, Inc. – Class A	14	157
Lumentum Holdings, Inc. (1)	2	166
MACOM Technology Solutions Holdings, Inc. (1)	2	209
MARA Holdings, Inc. (1)	24	399
Marvell Technology, Inc.	680	75,087
MaxLinear, Inc. – Class A (1)	2	39
MeridianLink, Inc. (1)	6	129
Methode Electronics, Inc.	16	186
Microchip Technology, Inc.	177	10,132
MicroStrategy, Inc. – Class A (1)	4	1,288
MicroVision, Inc. (1)	43	57
Mirion Technologies, Inc. – Class A (1)	82	1,433
MKS Instruments, Inc.	2	191
MongoDB, Inc. – Class A (1)	46	10,753
Monolithic Power Systems, Inc.	27	15,828
Motorola Solutions, Inc.	36	16,552
Navitas Semiconductor Corp. – Class A (1)	49	174
nCino, Inc. (1)	199	6,696
NCR Voyix Corp. (1)	7	96
NetApp, Inc.	163	18,967
NETGEAR, Inc. (1)	13	357
NetScout Systems, Inc. (1)	32	702
nLight, Inc. (1)	20	211
Nutanix, Inc. – Class A (1)	5	317
Okta, Inc. – Class A (1)	3	204
Olo, Inc. – Class A (1)	25	194
ON Semiconductor Corp. (1)	12	776
ON24, Inc. (1)	12	76
OneSpan, Inc. (1)	1	25
Onto Innovation, Inc. (1)	1	170
Ooma, Inc. (1)	9	126
OSI Systems, Inc. (1)(2)	0	64
Ouster, Inc. (1)	18	220
Pagaya Technologies Ltd. – Class A (1)	17	156

The accompanying notes are an integral part of these financial statements.

473

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
PAR Technology Corp. (1)	1	$70
PC Connection, Inc.	6	381
Penguin Solutions, Inc. (1)	24	463
Photronics, Inc. (1)	157	3,710
Plexus Corp. (1)	181	28,262
Powerfleet, Inc. (1)	45	301
PTC, Inc. (1)	1	252
Pure Storage, Inc. – Class A (1)	1	74
Qorvo, Inc. (1)	3	193
Rackspace Technology, Inc. (1)	32	71
Rambus, Inc. (1)	133	7,045
Rekor Systems, Inc. (1)	10	16
Ribbon Communications, Inc. (1)	45	188
Richardson Electronics Ltd.	6	84
Rigetti Computing, Inc. (1)	72	1,100
Rimini Street, Inc. (1)	24	64
Riot Platforms, Inc. (1)	113	1,154
Roadzen, Inc. (1)	21	45
Rogers Corp. (1)	9	868
Sanmina Corp. (1)	106	8,048
ScanSource, Inc. (1)	11	528
SentinelOne, Inc. – Class A (1)	7	148
ServiceTitan, Inc. – Class A (1)	14	1,465
Silvaco Group, Inc. (1)	1	10
Skyworks Solutions, Inc.	5	413
SmartRent, Inc. – Class A (1)	88	155
SolarWinds Corp.	25	354
SoundThinking, Inc. (1)	1	17
Synaptics, Inc. (1)	17	1,281
TD SYNNEX Corp.	48	5,632
TE Connectivity Plc	90	12,872
Teledyne Technologies, Inc. (1)	19	8,943
Telos Corp. (1)	26	89
Teradata Corp. (1)	92	2,878
Teradyne, Inc. (2)	0	46
Terawulf, Inc. (1)	8	46
Trimble, Inc. (1)	7	493
TTM Technologies, Inc. (1)	404	10,003
Turtle Beach Corp. (1)	3	59
Twilio, Inc. – Class A (1)	53	5,689
Tyler Technologies, Inc. (1)	63	36,344
Ubiquiti, Inc. (2)	0	20
UiPath, Inc. – Class A (1)	2	20
Unisys Corp. (1)	31	199
Unity Software, Inc. (1)	5	112
Universal Display Corp.	1	92
Veeco Instruments, Inc. (1)	4	114
Verint Systems, Inc. (1)	278	7,636
VeriSign, Inc. (1)	70	14,586
Viasat, Inc. (1)	57	489
Viavi Solutions, Inc. (1)	101	1,021
Vishay Intertechnology, Inc.	58	975
Vishay Precision Group, Inc. (1)	6	130
Vontier Corp.	362	13,194
Western Digital Corp. (1)	65	3,861
Wolfspeed, Inc. (1)	4	24
Xerox Holdings Corp.	143	1,202
Xperi, Inc. (1)	21	212
Zebra Technologies Corp. – Class A (1)	80	30,924

	Shares (000s)	Value (000s)
Zoom Communications, Inc. – Class A (1)	54	$4,411

Total Information Technology		798,135

Materials – 5.76%
AdvanSix, Inc.	12	336
Albemarle Corp.	3	291
Alcoa Corp.	7	274
Amcor Plc	42	399
American Vanguard Corp.	12	57
AptarGroup, Inc.	2	303
Arcadium Lithium Plc (1)	497	2,548
Arch Resources, Inc.	8	1,131
Arq, Inc. (1)	10	76
Ashland, Inc.	376	26,836
Aspen Aerogels, Inc. (1)	22	262
ATI, Inc. (1)	4	199
Avery Dennison Corp.	61	11,331
Avient Corp.	538	21,977
Axalta Coating Systems Ltd. (1)	196	6,718
Ball Corp.	330	18,181
Berry Global Group, Inc.	88	5,697
Caledonia Mining Corp. Plc	8	71
Celanese Corp. – Class A	2	163
CF Industries Holdings, Inc.	215	18,378
Chemours Co.	496	8,387
Clearwater Paper Corp. (1)	7	223
Cleveland-Cliffs, Inc. (1)	10	90
Coeur Mining, Inc. (1)	182	1,042
Commercial Metals Co.	286	14,186
Compass Minerals International, Inc.	16	174
Contango ORE, Inc. (1)	3	25
Core Molding Technologies, Inc. (1)	4	66
Corteva, Inc.	20	1,155
Crown Holdings, Inc.	3	281
Dakota Gold Corp. (1)	11	25
Dow, Inc.	21	824
DuPont de Nemours, Inc.	149	11,373
Eagle Materials, Inc. (2)	0	59
Eastman Chemical Co.	65	5,898
Ecovyst, Inc. (1)	222	1,699
Element Solutions, Inc.	977	24,838
FMC Corp.	4	176
Freeport-McMoRan, Inc.	783	29,819
Graphic Packaging Holding Co.	856	23,250
Greif, Inc. – Class A	97	5,933
Greif, Inc. – Class B	2	139
HB Fuller Co.	207	13,972
Hecla Mining Co.	268	1,314
Huntsman Corp.	5	88
i-80 Gold Corp. (1)	141	68
Ingevity Corp. (1)	103	4,216
Innospec, Inc.	2	182
International Flavors & Fragrances, Inc.	7	622
International Paper Co.	197	10,583
Intrepid Potash, Inc. (1)	5	101
Kaiser Aluminum Corp. (2)	0	19
Knife River Corp. (1)	202	20,484
Koppers Holdings, Inc.	93	3,028
Kronos Worldwide, Inc.	10	99
Lifezone Metals Ltd. (1)	17	120

The accompanying notes are an integral part of these financial statements.

474

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Louisiana-Pacific Corp.	1	$57
LSB Industries, Inc. (1)	24	179
LyondellBasell Industries NV – Class A	8	562
MAC Copper Ltd. – Class A (1)	18	192
Magnera Corp. (1)	23	426
Martin Marietta Materials, Inc.	2	868
Materion Corp.	91	8,968
Mativ Holdings, Inc.	25	270
Metallus, Inc. (1)	19	273
Minerals Technologies, Inc.	71	5,445
Mosaic Co.	459	11,294
MP Materials Corp. (1)	4	58
NewMarket Corp.	9	5,014
Novagold Resources, Inc. (1)	114	378
Nucor Corp.	7	802
O-I Glass, Inc. (1)	296	3,204
Olin Corp.	245	8,268
Olympic Steel, Inc.	5	148
Packaging Corp. of America	102	22,952
Pactiv Evergreen, Inc.	71	1,243
Perimeter Solutions, Inc. (1)	61	777
Piedmont Lithium, Inc. (1)	6	56
PPG Industries, Inc.	7	801
PureCycle Technologies, Inc. (1)	45	466
Quaker Chemical Corp.	48	6,788
Radius Recycling, Inc. – Class A	12	177
Ranpak Holdings Corp. – Class A (1)	20	138
Rayonier Advanced Materials, Inc. (1)	30	248
Reliance, Inc.	47	12,672
Royal Gold, Inc.	2	257
RPM International, Inc.	3	349
Ryerson Holding Corp.	12	229
Scotts Miracle-Gro Co.	1	79
Sealed Air Corp.	88	2,981
Sensient Technologies Corp.	1	64
Silgan Holdings, Inc.	261	13,559
Smurfit WestRock Plc	15	806
Sonoco Products Co.	3	138
SSR Mining, Inc. (1)	92	642
Steel Dynamics, Inc.	68	7,740
Stepan Co.	9	567
Summit Materials, Inc. – Class A (1)	55	2,803
SunCoke Energy, Inc.	38	403
Sylvamo Corp.	116	9,158
Tredegar Corp. (1)	12	93
TriMas Corp.	264	6,492
Tronox Holdings Plc – Class A	55	553
United States Steel Corp.	178	6,052
Universal Stainless & Alloy Products, Inc. (1)	4	173
Valhi, Inc.	1	27
Vulcan Materials Co.	177	45,402
Warrior Met Coal, Inc.	24	1,279
Westlake Corp.	1	116
Worthington Steel, Inc.	15	484

Total Materials		492,956

Real Estate – 7.88%
Acadia Realty Trust	55	1,324
Agree Realty Corp.	3	212
Alexander & Baldwin, Inc.	33	593

	Shares (000s)	Value (000s)
Alexandria Real Estate Equities, Inc.	5	$489
Alpine Income Property Trust, Inc.	6	95
American Assets Trust, Inc.	211	5,540
American Healthcare REIT, Inc.	124	3,518
American Homes 4 Rent – Class A	10	361
American Realty Investors, Inc. (1)	1	9
Americold Realty Trust, Inc.	222	4,746
Anywhere Real Estate, Inc. (1)	48	157
Apartment Investment & Management Co. – Class A (1)	33	300
Apple Hospitality REIT, Inc.	527	8,086
Armada Hoffler Properties, Inc.	33	335
AvalonBay Communities, Inc.	4	900
Braemar Hotels & Resorts, Inc.	33	98
Brandywine Realty Trust	297	1,663
Brixmor Property Group, Inc.	403	11,225
Broadstone Net Lease, Inc. – Class A	711	11,281
BRT Apartments Corp.	6	102
BXP, Inc.	5	338
Camden Property Trust	3	344
CareTrust REIT, Inc.	78	2,118
CBL & Associates Properties, Inc.	3	99
CBRE Group, Inc. – Class A (1)	9	1,156
Centerspace	201	13,274
Chatham Lodging Trust	128	1,143
City Office REIT, Inc.	135	745
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	12	231
COPT Defense Properties	52	1,599
CoStar Group, Inc. (1)	12	837
Cousins Properties, Inc.	480	14,719
Crown Castle, Inc.	13	1,145
CTO Realty Growth, Inc.	13	259
CubeSmart	483	20,706
Curbline Properties Corp.	44	1,014
Cushman & Wakefield Plc (1)	3,982	52,086
DiamondRock Hospitality Co.	98	882
Digital Realty Trust, Inc.	10	1,700
Diversified Healthcare Trust	102	235
Douglas Emmett, Inc.	373	6,926
Easterly Government Properties, Inc. – Class A	44	502
EastGroup Properties, Inc.	427	68,504
Elme Communities	40	608
Empire State Realty Trust, Inc. – Class A	63	655
EPR Properties	228	10,077
Equity LifeStyle Properties, Inc.	194	12,919
Equity Residential	197	14,142
Essential Properties Realty Trust, Inc.	432	13,518
Essex Property Trust, Inc.	39	11,047
Extra Space Storage, Inc.	238	35,562
Farmland Partners, Inc.	20	231
Federal Realty Investment Trust	2	274
First Industrial Realty Trust, Inc.	4	190
Forestar Group, Inc. (1)	8	209
Four Corners Property Trust, Inc.	45	1,214
Franklin Street Properties Corp.	44	81
FrontView REIT, Inc.	7	121
FRP Holdings, Inc. (1)	6	172
Gaming & Leisure Properties, Inc.	8	364

The accompanying notes are an integral part of these financial statements.

475

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Getty Realty Corp.	23	$682
Gladstone Commercial Corp.	17	272
Gladstone Land Corp.	15	162
Global Medical REIT, Inc.	28	218
Global Net Lease, Inc.	92	675
Healthcare Realty Trust, Inc. – Class A	10	174
Healthpeak Properties, Inc.	20	405
Highwoods Properties, Inc.	192	5,872
Host Hotels & Resorts, Inc.	393	6,877
Howard Hughes Holdings, Inc. (1)	1	70
Hudson Pacific Properties, Inc.	62	187
Independence Realty Trust, Inc.	610	12,099
Industrial Logistics Properties Trust	29	106
Innovative Industrial Properties, Inc. – Class A	49	3,235
InvenTrust Properties Corp.	36	1,078
Invitation Homes, Inc.	239	7,630
Iron Mountain, Inc.	4	387
JBG SMITH Properties	38	584
Jones Lang LaSalle, Inc. (1)	1	240
Kennedy-Wilson Holdings, Inc.	52	518
Kilroy Realty Corp.	3	139
Kimco Realty Corp.	19	445
Kite Realty Group Trust	100	2,529
Lamar Advertising Co. – Class A	151	18,396
Lineage, Inc.	2	111
LTC Properties, Inc.	20	708
LXP Industrial Trust	862	7,000
Macerich Co.	110	2,182
Marcus & Millichap, Inc.	11	421
Maui Land & Pineapple Co., Inc. (1)	1	17
Medical Properties Trust, Inc.	18	73
Mid-America Apartment Communities, Inc.	116	17,981
National Health Investors, Inc.	19	1,348
National Storage Affiliates Trust	257	9,750
NET Lease Office Properties (1)	7	212
NETSTREIT Corp.	27	387
Newmark Group, Inc. – Class A	62	792
NexPoint Diversified Real Estate Trust	14	88
NexPoint Residential Trust, Inc.	10	427
NNN REIT, Inc.	5	219
Offerpad Solutions, Inc. (1)	4	12
Office Properties Income Trust	97	97
Omega Healthcare Investors, Inc.	105	3,963
One Liberty Properties, Inc.	8	222
Opendoor Technologies, Inc. (1)	277	444
Orion Office REIT, Inc.	25	93
Outfront Media, Inc.	42	738
Paramount Group, Inc.	88	433
Park Hotels & Resorts, Inc.	6	86
Peakstone Realty Trust	18	194
Pebblebrook Hotel Trust	54	728
Phillips Edison & Co., Inc.	305	11,419
Piedmont Office Realty Trust, Inc. – Class A	251	2,299
Plymouth Industrial REIT, Inc.	584	10,397
Postal Realty Trust, Inc. – Class A	4	51
PotlatchDeltic Corp.	437	17,138
Rayonier, Inc.	284	7,419
RE/MAX Holdings, Inc. – Class A (1)	8	84
Realty Income Corp.	25	1,348

	Shares (000s)	Value (000s)
Regency Centers Corp.	259	$19,145
Retail Opportunity Investments Corp.	57	989
Rexford Industrial Realty, Inc.	205	7,912
RLJ Lodging Trust	71	726
RMR Group, Inc. – Class A	8	156
Ryman Hospitality Properties, Inc.	190	19,864
Sabra Health Care REIT, Inc.	536	9,278
Safehold, Inc.	24	442
Saul Centers, Inc. (2)	0	16
SBA Communications Corp. – Class A	53	10,703
Seaport Entertainment Group, Inc. (1)(2)	0	6
Service Properties Trust	233	592
Simon Property Group, Inc.	166	28,568
SITE Centers Corp.	23	345
SL Green Realty Corp.	33	2,215
STAG Industrial, Inc.	242	8,175
Star Holdings (1)	6	55
Stratus Properties, Inc. (1)	3	60
Summit Hotel Properties, Inc.	48	330
Sun Communities, Inc.	4	439
Sunstone Hotel Investors, Inc.	94	1,113
Tanger, Inc.	30	1,031
Tejon Ranch Co. (1)	10	155
Terreno Realty Corp.	167	9,853
Transcontinental Realty Investors, Inc. (1)(2)	0	14
UDR, Inc.	326	14,143
UMH Properties, Inc.	177	3,334
Uniti Group, Inc.	411	2,260
Universal Health Realty Income Trust	1	32
Urban Edge Properties	361	7,767
Ventas, Inc.	12	711
Veris Residential, Inc.	36	605
VICI Properties, Inc. – Class A	554	16,184
Vornado Realty Trust	5	215
Weyerhaeuser Co.	21	593
Whitestone REIT – Class B	23	324
WP Carey, Inc.	6	340
Xenia Hotels & Resorts, Inc.	48	710
Zillow Group, Inc. – Class A (1)	1	104
Zillow Group, Inc. – Class C (1)	4	322

Total Real Estate		674,670

Utilities – 3.52%
AES Corp.	20	262
ALLETE, Inc.	26	1,714
Alliant Energy Corp.	7	436
Altus Power, Inc. – Class A (1)	34	138
Ameren Corp.	8	682
American Electric Power Co., Inc.	78	7,174
American States Water Co.	7	570
American Water Works Co., Inc.	6	699
Atmos Energy Corp.	4	617
Avista Corp.	36	1,308
Black Hills Corp.	171	10,018
Brookfield Infrastructure Corp.	55	2,197
Brookfield Renewable Corp.	4	112
California Water Service Group	20	887
CenterPoint Energy, Inc.	661	20,989
Chesapeake Utilities Corp.	10	1,220
Clearway Energy, Inc. – Class A	1	32

The accompanying notes are an integral part of these financial statements.

476

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Clearway Energy, Inc. – Class C	2	$53
CMS Energy Corp.	9	572
Consolidated Edison, Inc.	10	895
Consolidated Water Co. Ltd.	5	127
DTE Energy Co.	190	22,891
Edison International	11	882
Entergy Corp.	214	16,220
Essential Utilities, Inc.	7	263
Evergy, Inc.	6	395
Eversource Energy	10	592
Exelon Corp.	29	1,085
FirstEnergy Corp.	450	17,920
Genie Energy Ltd. – Class B	3	52
Hawaiian Electric Industries, Inc. (1)	75	733
IDACORP, Inc. – Class Rights	2	165
MDU Resources Group, Inc.	249	4,494
MGE Energy, Inc.	94	8,869
Middlesex Water Co.	7	374
National Fuel Gas Co.	140	8,492
New Jersey Resources Corp.	221	10,328
NiSource, Inc.	13	494
Northwest Natural Holding Co.	18	692
Northwestern Energy Group, Inc.	243	12,969
NRG Energy, Inc.	277	25,026
OGE Energy Corp.	273	11,272
ONE Gas, Inc.	282	19,546
Ormat Technologies, Inc.	26	1,783
Otter Tail Corp.	11	776
PG&E Corp.	62	1,248
Pinnacle West Capital Corp.	3	279
Portland General Electric Co.	358	15,617
PPL Corp.	21	690
Public Service Enterprise Group, Inc.	14	1,220
Pure Cycle Corp. (1)	8	106
RGC Resources, Inc.	4	74
SJW Group	15	721
Southwest Gas Holdings, Inc.	49	3,466
Spire, Inc.	26	1,764
Sunnova Energy International, Inc. (1)	49	169
TXNM Energy, Inc.	41	2,015
UGI Corp.	821	23,177
Unitil Corp.	7	378
Vistra Corp.	225	30,980
WEC Energy Group, Inc.	9	862
Xcel Energy, Inc.	17	1,125
York Water Co.	5	152
Total Utilities		301,058

Total Common Stocks (Cost: $6,429,825)		8,409,959

	Shares (000s)		Value (000s)
WARRANTS – 0.00% (3)
Healthcare – 0.00% (3)
Pulse Biosciences, Inc., expires 06/26/2029 (1)(6)		1	$2
Pulse Biosciences, Inc., expires 06/27/2029 (1)(6)		1	2

Total Healthcare			4

Total Warrants (Cost: $0)			4

SHORT-TERM INVESTMENTS – 1.53%
Money Market Funds – 1.51%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (4)		129,323	129,323

Total Money Market Funds (Cost: $129,323)			129,323

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.02%
ANZ, London, 3.83% due 01/02/2025		$436	436
Citibank, New York, 3.83% due 01/02/2025		187	187
JP Morgan, New York, 3.83% due 01/02/2025		322	322
Royal Bank of Canada, Toronto, 2.30% due 01/02/2025 (2)	CAD	0	0
Royal Bank of Canada, Toronto, 3.83% due 01/02/2025		$623	623
Skandinaviska Enskilda Banken AB, Stockholm, -0.93% due 01/02/2025 (2)	SEK	0	0

Total Time Deposits (Cost: $1,568)			1,568

Total Short-Term Investments (Cost: $130,891)			130,891

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $6,560,716)			8,540,854

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%			17,179

TOTAL NET ASSETS – 100.00%			$8,558,033

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

477

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is restricted at December 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $18, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
36	E-mini Russell 2000 Future	Mar. 2025	$4,190	$4,050	$(140)
5	S&P 500 E-mini Future	Mar. 2025	1,534	1,484	(50)

					$(190)

The accompanying notes are an integral part of these financial statements.

478

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 98.19%
Communication Services – 1.75%
AST SpaceMobile, Inc. – Class A (1)	24	$515
Atlanta Braves Holdings, Inc. – Class C (1)	1	24
Bumble, Inc. – Class A (1)	93	754
Cable One, Inc.	2	587
Cogent Communications Holdings, Inc.	7	529
Criteo SA – ADR (1)	127	5,034
EchoStar Corp. – Class A (1)	25	583
Integral Ad Science Holding Corp. (1)	48	501
Liberty Broadband Corp. – Class C (1)	5	340
Liberty Latin America Ltd. – Class A (1)	10	65
Liberty Latin America Ltd. – Class C (1)	18	112
Liberty Media Corp.-Liberty Formula One –Class C (1)	48	4,470
Liberty Media Corp.-Liberty Live – Class C (1)	1	62
Lumen Technologies, Inc. (1)	67	358
Madison Square Garden Entertainment Corp. –Class A (1)	19	690
Madison Square Garden Sports Corp. –Class A (1)	1	115
News Corp. – Class B	1	44
Nexstar Media Group, Inc. – Class A	58	9,196
Omnicom Group, Inc. (2)	0	29
Pinterest, Inc. – Class A (1)	23	664
ROBLOX Corp. – Class A (1)	1	77
Roku, Inc. – Class A (1)	4	278
Sphere Entertainment Co. (1)	1	47
Spotify Technology SA (1)	2	976
Take-Two Interactive Software, Inc. (1)	12	2,244
TEGNA, Inc.	35	640
Telephone & Data Systems, Inc.	23	769
Trade Desk, Inc. – Class A (1)	58	6,760
TrueCar, Inc. (1)	33	121
Yelp, Inc. – Class A (1)	6	249

Total Communication Services		36,833

Consumer Discretionary – 10.79%
Abercrombie & Fitch Co. – Class A (1)	2	275
Academy Sports & Outdoors, Inc.	6	350
Accel Entertainment, Inc. – Class A (1)	10	107
Adient Plc (1)	129	2,223
ADT, Inc.	703	4,857
Adtalem Global Education, Inc. (1)	1	70
Amer Sports, Inc. (1)	114	3,200
American Axle & Manufacturing Holdings, Inc. (1)	96	560
Aptiv Plc (1)	47	2,825
Aramark	14	538
Asbury Automotive Group, Inc. (1)	1	273
AutoNation, Inc. (1)	24	4,034
AutoZone, Inc. (1) (2)	0	1,182
Bath & Body Works, Inc.	177	6,855
Best Buy Co., Inc.	3	263
Birkenstock Holding Plc (1)	59	3,345
BorgWarner, Inc.	207	6,575
Bright Horizons Family Solutions, Inc. (1)	61	6,710
Brunswick Corp.	35	2,290
Burlington Stores, Inc. (1)	9	2,491

	Shares (000s)	Value (000s)
Caesars Entertainment, Inc. (1)	1	$44
CarMax, Inc. (1)	2	190
Carvana Co. – Class A (1)	4	742
Cava Group, Inc. (1)	31	3,456
Century Communities, Inc.	3	239
Champion Homes, Inc. (1)	5	455
Chipotle Mexican Grill, Inc. – Class A (1)	27	1,625
Choice Hotels International, Inc. (2)	0	61
Churchill Downs, Inc.	22	2,894
Coupang, Inc. – Class A (1)	11	238
Coursera, Inc. (1)	73	623
Crocs, Inc. (1)	27	3,003
Darden Restaurants, Inc.	5	859
Dave & Buster’s Entertainment, Inc. (1)	1	20
Deckers Outdoor Corp. (1)	22	4,482
Dick’s Sporting Goods, Inc.	18	4,085
Dillard’s, Inc. – Class A	2	900
Dine Brands Global, Inc.	54	1,613
Domino’s Pizza, Inc.	10	4,067
DoorDash, Inc. – Class A (1)	17	2,785
Dorman Products, Inc. (1)	1	166
DR Horton, Inc.	13	1,777
Dutch Bros, Inc. – Class A (1)	58	3,020
eBay, Inc.	2	120
Everi Holdings, Inc. (1)	38	517
Expedia Group, Inc. (1)	2	421
Five Below, Inc. (1)	7	721
Floor & Decor Holdings, Inc. – Class A (1)	56	5,549
Flutter Entertainment Plc (1)	8	1,963
Foot Locker, Inc. (1)	127	2,754
Frontdoor, Inc. (1)	10	529
GameStop Corp. – Class A (1)	15	482
Garmin Ltd.	12	2,417
Gentex Corp.	25	725
Gentherm, Inc. (1)	13	519
G-III Apparel Group Ltd. (1)	14	445
Graham Holdings Co. – Class B (2)	0	51
Green Brick Partners, Inc. (1)	1	72
Group 1 Automotive, Inc.	12	5,245
Hanesbrands, Inc. (1)	40	329
Hilton Worldwide Holdings, Inc.	19	4,628
Installed Building Products, Inc.	7	1,209
KB Home	15	1,016
KinderCare Learning Companies, Inc. (1)	49	879
Las Vegas Sands Corp.	48	2,469
La-Z-Boy, Inc.	1	28
LCI Industries	1	94
LGI Homes, Inc. (1)	5	454
Light & Wonder, Inc. (1)	4	318
Lithia Motors, Inc. – Class A	1	222
Macy’s, Inc.	20	341
Malibu Boats, Inc. – Class A (1)	14	526
Meritage Homes Corp.	2	291
MGM Resorts International (1)	6	205
Modine Manufacturing Co. (1)	40	4,693
Murphy USA, Inc.	1	500
Nordstrom, Inc.	1	36
Norwegian Cruise Line Holdings Ltd. (1)	14	353
Ollie’s Bargain Outlet Holdings, Inc. (1)	21	2,288

The accompanying notes are an integral part of these financial statements.

479

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
On Holding AG – Class A (1)	78	$4,251
Patrick Industries, Inc.	1	96
Penske Automotive Group, Inc. (2)	0	50
Phinia, Inc.	13	635
Planet Fitness, Inc. – Class A (1)	21	2,084
Pool Corp.	20	6,802
Portillo’s, Inc. – Class A (1)	48	451
PulteGroup, Inc.	32	3,440
PVH Corp.	50	5,265
Ralph Lauren Corp. – Class A	15	3,554
RCI Hospitality Holdings, Inc.	12	669
Red Rock Resorts, Inc. – Class A	1	41
Revelyst, Inc. (1)	14	269
Revolve Group, Inc. – Class A (1)	13	431
RH (1)	5	2,013
Ross Stores, Inc.	23	3,438
Royal Caribbean Cruises Ltd.	9	2,184
SharkNinja, Inc. (1)	39	3,785
Shoe Carnival, Inc.	2	75
Signet Jewelers Ltd.	2	177
Six Flags Entertainment Corp.	3	123
Sonic Automotive, Inc. – Class A	1	73
Standard Motor Products, Inc.	17	518
Steven Madden Ltd.	3	120
Tapestry, Inc.	109	7,098
Taylor Morrison Home Corp. – Class A (1)	62	3,799
Tempur Sealy International, Inc.	1	63
Texas Roadhouse, Inc. – Class A	53	9,653
Thor Industries, Inc.	15	1,407
TopBuild Corp. (1)	1	412
Topgolf Callaway Brands Corp. (1)	81	635
Tractor Supply Co.	172	9,102
Travel + Leisure Co.	1	49
Ulta Beauty, Inc. (1)	2	728
Urban Outfitters, Inc. (1)	2	112
Victoria’s Secret & Co. (1)	10	430
Viking Holdings Ltd. (1)	167	7,341
Visteon Corp. (1)	8	731
Warby Parker, Inc. – Class A (1)	26	627
Wendy’s Co.	90	1,468
Williams-Sonoma, Inc.	18	3,338
Wingstop, Inc.	13	3,557
Winnebago Industries, Inc.	12	572
Worthington Enterprises, Inc. (2)	0	18
Wyndham Hotels & Resorts, Inc.	8	811
YETI Holdings, Inc. (1)	5	208
Yum China Holdings, Inc.	85	4,087
Yum! Brands, Inc. (2)	0	22

Total Consumer Discretionary		226,588

Consumer Staples – 3.33%
Andersons, Inc.	4	181
BJ’s Wholesale Club Holdings, Inc. (1)	102	9,151
Brown-Forman Corp. – Class A	14	537
Cal-Maine Foods, Inc.	14	1,481
Casey’s General Stores, Inc.	18	7,121
Central Garden & Pet Co. – Class A (1)	8	266
Church & Dwight Co., Inc.	106	11,133
Clorox Co.	1	223
Coca-Cola Consolidated, Inc.	2	2,511

	Shares (000s)	Value (000s)
Constellation Brands, Inc. – Class A	7	$1,546
Coty, Inc. – Class A (1)	87	607
Darling Ingredients, Inc. (1)	14	485
Edgewell Personal Care Co.	17	564
elf Beauty, Inc. (1)	15	1,840
Energizer Holdings, Inc.	18	634
Freshpet, Inc. (1)	20	2,919
Grocery Outlet Holding Corp. (1)	34	525
J.M. Smucker Co.	4	463
John B Sanfilippo & Son, Inc.	1	72
Kellanova	10	777
Keurig Dr Pepper, Inc.	309	9,922
Kroger Co.	5	318
Lamb Weston Holdings, Inc.	10	635
Nature’s Sunshine Products, Inc. (1)	12	181
Nomad Foods Ltd.	253	4,247
Performance Food Group Co. (1)	1	91
Post Holdings, Inc. (1)	3	287
PriceSmart, Inc.	1	122
Primo Brands Corp.	13	386
Reynolds Consumer Products, Inc.	268	7,234
Simply Good Foods Co. (1)	16	625
Sprouts Farmers Market, Inc. (1)	7	851
The Campbell’s Co.	7	307
Universal Corp.	2	82
Village Super Market, Inc. – Class A	1	21
Walgreens Boots Alliance, Inc.	77	714
WD-40 Co.	2	606
Weis Markets, Inc.	4	304

Total Consumer Staples		69,969

Energy – 4.31%
Antero Resources Corp. (1)	19	671
APA Corp.	79	1,815
Atlas Energy Solutions, Inc. – Class A	12	257
Baker Hughes Co. – Class A	120	4,940
Berry Corp.	166	685
Bristow Group, Inc. (1)	1	34
California Resources Corp.	10	521
Cameco Corp.	109	5,582
ChampionX Corp.	70	1,891
Cheniere Energy, Inc.	16	3,358
Chord Energy Corp.	7	873
CNX Resources Corp. (1)	241	8,846
Comstock Resources, Inc. (1)	26	479
CONSOL Energy, Inc. (2)	0	39
Coterra Energy, Inc.	40	1,010
Crescent Energy Co. – Class A	48	698
Diamondback Energy, Inc.	3	455
Dorian LPG Ltd.	5	133
Energy Fuels, Inc. (1)	115	590
EOG Resources, Inc.	51	6,225
EQT Corp.	108	4,977
Excelerate Energy, Inc. – Class A	23	709
Expand Energy Corp.	8	755
Halliburton Co.	12	336
Hess Corp.	4	542
HighPeak Energy, Inc.	15	218
Innovex International, Inc. (1)	48	674
International Seaways, Inc.	12	439

The accompanying notes are an integral part of these financial statements.

480

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Kinetik Holdings, Inc. – Class A	9	$525
Liberty Energy, Inc. – Class A	13	252
Magnolia Oil & Gas Corp. – Class A	283	6,625
Matador Resources Co.	55	3,092
New Fortress Energy, Inc. – Class A	46	699
Northern Oil & Gas, Inc.	96	3,551
NOV, Inc.	36	523
ONEOK, Inc. (2)	0	38
Par Pacific Holdings, Inc. (1)	41	675
Patterson-UTI Energy, Inc.	75	616
PBF Energy, Inc. – Class A	33	867
Peabody Energy Corp.	19	388
Permian Resources Corp. – Class A	83	1,190
ProPetro Holding Corp. (1)	32	296
REX American Resources Corp. (1)	3	140
RPC, Inc.	4	27
Seadrill Ltd. (1)	17	669
Sitio Royalties Corp. – Class A	97	1,857
SM Energy Co.	15	594
Solaris Energy Infrastructure, Inc. –Class A	2	66
Targa Resources Corp.	13	2,404
TechnipFMC Plc	107	3,105
Teekay Corp. Ltd.	35	243
Tidewater, Inc. (1)	110	6,010
Transocean Ltd. (1)	318	1,191
Uranium Energy Corp. (1)	111	742
Valaris Ltd. (1)	22	995
Valero Energy Corp.	27	3,337
Vital Energy, Inc. (1)	19	587
Vitesse Energy, Inc.	16	397
Williams Companies, Inc.	20	1,066

Total Energy		90,519

Financials – 15.86%
1st Source Corp.	1	42
Affiliated Managers Group, Inc.	1	144
Aflac, Inc.	2	219
AGNC Investment Corp.	15	137
Allstate Corp.	58	11,117
Ally Financial, Inc.	9	313
Amerant Bancorp, Inc. – Class A	9	205
American Financial Group, Inc.	35	4,799
Ameriprise Financial, Inc.	1	301
Annaly Capital Management, Inc.	380	6,952
Apollo Commercial Real Estate Finance, Inc.	74	643
Apollo Global Management, Inc.	4	666
Arbor Realty Trust, Inc.	26	356
Arch Capital Group Ltd.	124	11,455
Ares Management Corp. – Class A	25	4,369
Arthur J. Gallagher & Co.	7	2,027
Artisan Partners Asset Management, Inc. –Class A	19	819
Associated Banc-Corp.	2	43
Atlantic Union Bankshares Corp.	1	27
AvidXchange Holdings, Inc. (1)	63	646
Axis Capital Holdings Ltd.	21	1,831
Axos Financial, Inc. (1)	6	421
Baldwin Insurance Group, Inc. – Class A (1)	10	376
Banc of California, Inc.	14	222
BancFirst Corp.	5	551

	Shares (000s)	Value (000s)
Banco Latinoamericano de Comercio Exterior SA –Class E	9	$332
Bank First Corp.	1	67
Bank of Hawaii Corp.	7	523
Bank of Marin Bancorp	9	219
BankUnited, Inc.	117	4,448
Blackstone Mortgage Trust, Inc. – Class A	22	380
Block, Inc. – Class A (1)	12	1,020
Bread Financial Holdings, Inc.	5	332
Bridgewater Bancshares, Inc. (1)	32	429
Brookline Bancorp, Inc.	30	351
Brown & Brown, Inc.	91	9,265
Burford Capital Ltd.	78	995
Byline Bancorp, Inc.	1	30
Cadence Bank	18	628
CBOE Global Markets, Inc.	24	4,785
Central Pacific Financial Corp.	11	322
Cincinnati Financial Corp. (2)	0	61
Citizens Financial Group, Inc.	13	565
City Holding Co.	1	131
CNA Financial Corp.	15	719
CNO Financial Group, Inc.	7	252
Cohen & Steers, Inc.	7	686
Coinbase Global, Inc. – Class A (1)	10	2,414
Comerica, Inc.	90	5,580
Commerce Bancshares, Inc.	9	575
Community Financial System, Inc.	97	5,954
Community Trust Bancorp, Inc. (2)	0	1
Compass Diversified Holdings	9	205
Corpay, Inc. (1)	1	433
Cullen/Frost Bankers, Inc.	38	5,148
Customers Bancorp, Inc. (1)	9	422
CVB Financial Corp.	21	442
Dime Community Bancshares, Inc.	17	527
Discover Financial Services	12	2,145
Eagle Bancorp, Inc.	13	341
Eastern Bankshares, Inc.	41	710
Enact Holdings, Inc.	22	707
Enstar Group Ltd. (1)	2	786
Enterprise Financial Services Corp.	13	730
Essent Group Ltd.	16	859
Euronet Worldwide, Inc. (1)	77	7,924
Evercore, Inc. – Class A (2)	0	68
Everest Group Ltd.	5	1,951
EVERTEC, Inc.	3	93
FactSet Research Systems, Inc.	5	2,364
FB Financial Corp.	13	664
Fidelity National Financial, Inc.	4	217
Fifth Third Bancorp	188	7,931
Financial Institutions, Inc.	18	503
First Bancorp	238	4,421
First Bancshares, Inc.	1	44
First Busey Corp.	24	555
First Citizens BancShares, Inc. – Class A	3	6,658
First Commonwealth Financial Corp.	47	794
First Community Bankshares, Inc.	1	55
First Financial Bancorp	2	52
First Financial Bankshares, Inc.	18	631
First Foundation, Inc.	54	334
First Hawaiian, Inc.	187	4,840

The accompanying notes are an integral part of these financial statements.

481

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
First Interstate BancSystem, Inc. – Class A	10	$332
First of Long Island Corp.	14	161
FirstCash Holdings, Inc.	6	641
Flagstar Financial, Inc.	56	525
Flushing Financial Corp.	19	266
FNB Corp.	2	30
Franklin BSP Realty Trust, Inc.	8	98
Fulton Financial Corp.	31	605
Genworth Financial, Inc. – Class A (1)	39	269
German American Bancorp, Inc.	1	54
Glacier Bancorp, Inc.	22	1,115
Global Payments, Inc.	5	520
Hamilton Lane, Inc. – Class A	43	6,315
Hancock Whitney Corp.	4	217
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19	513
Hanover Insurance Group, Inc.	32	4,886
HBT Financial, Inc.	4	93
Heartland Financial USA, Inc.	12	746
Heritage Commerce Corp.	19	182
Heritage Financial Corp.	22	540
HomeStreet, Inc. (1)	25	288
Horace Mann Educators Corp.	16	616
Horizon Bancorp, Inc.	23	374
Houlihan Lokey, Inc. – Class A	13	2,323
Independent Bank Corp.	3	98
Independent Bank Corp.	15	941
Independent Bank Group, Inc.	10	615
Interactive Brokers Group, Inc. – Class A	17	3,027
International Bancshares Corp.	14	890
Invesco Ltd.	215	3,752
Jack Henry & Associates, Inc.	2	387
Jackson Financial, Inc. – Class A	6	564
Jefferies Financial Group, Inc.	210	16,502
Kemper Corp.	35	2,345
KeyCorp	55	949
Kinsale Capital Group, Inc.	13	5,843
KKR & Co., Inc. – Class Miscella	21	3,040
Ladder Capital Corp. – Class A	21	231
Lincoln National Corp.	12	365
Loews Corp.	65	5,477
LPL Financial Holdings, Inc.	10	3,155
M&T Bank Corp.	2	315
MarketAxess Holdings, Inc.	1	174
Marqeta, Inc. – Class A (1)	166	629
Metropolitan Bank Holding Corp. (1)	4	205
MFA Financial, Inc.	6	66
Moelis & Co. – Class A	48	3,510
Moody’s Corp.	6	2,684
Morningstar, Inc.	9	2,994
Mr Cooper Group, Inc. (1)	2	152
MSCI, Inc. – Class A	5	3,118
Navient Corp.	40	536
NBT Bancorp, Inc.	1	51
NCR Atleos Corp. (1)	193	6,559
Nelnet, Inc. – Class A	2	248
NerdWallet, Inc. – Class A (1)	16	219
NMI Holdings, Inc. – Class A (1)	2	87
NU Holdings Ltd. – Class A (1)	46	479

	Shares (000s)	Value (000s)
OFG Bancorp	2	$106
Old Second Bancorp, Inc.	5	85
Pacific Premier Bancorp, Inc.	17	426
Pagseguro Digital Ltd. – Class A (1)	99	622
Park National Corp.	2	385
Pinnacle Financial Partners, Inc.	3	294
PRA Group, Inc. (1)	9	184
Premier Financial Corp.	12	319
Primis Financial Corp.	44	517
PROG Holdings, Inc.	1	46
Prosperity Bancshares, Inc.	60	4,541
Provident Financial Services, Inc.	51	962
Prudential Financial, Inc. (2)	0	39
QCR Holdings, Inc. (2)	0	35
Radian Group, Inc.	10	317
Raymond James Financial, Inc.	12	1,902
RBB Bancorp	19	396
Redwood Trust, Inc.	9	57
Regions Financial Corp.	162	3,814
Reinsurance Group of America, Inc. –Class A	9	1,871
Remitly Global, Inc. (1)	61	1,368
Renasant Corp.	24	863
Republic Bancorp, Inc. – Class A	8	528
RLI Corp.	43	7,034
Robinhood Markets, Inc. – Class A (1)	75	2,802
Rocket Companies, Inc. – Class A (1)	39	436
Ryan Specialty Holdings, Inc. – Class A	165	10,577
S&T Bancorp, Inc.	19	733
Safety Insurance Group, Inc.	4	346
Sandy Spring Bancorp, Inc.	8	253
Seacoast Banking Corp. of Florida	12	334
SEI Investments Co. (2)	0	27
Selective Insurance Group, Inc.	14	1,293
ServisFirst Bancshares, Inc.	8	659
Shift4 Payments, Inc. – Class A (1)	49	5,129
SiriusPoint Ltd. (1)	20	335
South State Corp.	7	711
Southern First Bancshares, Inc. (1)	8	316
Stellar Bancorp, Inc.	12	329
Stewart Information Services Corp.	2	120
Stifel Financial Corp.	51	5,392
StoneX Group, Inc. (1)	3	292
Synchrony Financial	1	92
T Rowe Price Group, Inc.	2	210
Texas Capital Bancshares, Inc. (1)	66	5,187
TFS Financial Corp.	18	223
Toast, Inc. – Class A (1)	119	4,355
Tompkins Financial Corp.	4	264
TPG, Inc. – Class A	18	1,120
Tradeweb Markets, Inc. – Class A	24	3,175
TriCo Bancshares	5	210
Triumph Financial, Inc. (1)	4	327
TrustCo Bank Corp. NY	1	40
UMB Financial Corp.	5	524
United Community Banks, Inc.	30	969
Universal Insurance Holdings, Inc.	12	243
Valley National Bancorp	92	831
Virtu Financial, Inc. – Class A	14	489
Walker & Dunlop, Inc.	42	4,116

The accompanying notes are an integral part of these financial statements.

482

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Washington Trust Bancorp, Inc.	11	$357
Webster Financial Corp.	84	4,653
WesBanco, Inc.	22	701
Westamerica BanCorp	4	204
Western Alliance Bancorp	3	240
WEX, Inc. (1)	6	1,035
White Mountains Insurance Group Ltd. (2)	0	31
Wintrust Financial Corp.	45	5,551
XP, Inc. – Class A	50	590
Zions Bancorp N.A.	95	5,148

Total Financials		332,895

Healthcare – 11.23%
Abiomed, Inc. (1)(2)(6)	0	0
Addus HomeCare Corp. (1)	5	680
Aerovate Therapeutics, Inc. (1)	124	329
Agilent Technologies, Inc.	14	1,886
Agios Pharmaceuticals, Inc. (1)	6	209
Alcon AG	53	4,471
Align Technology, Inc. (1)	2	329
Alignment Healthcare, Inc. (1)	22	253
Alkermes Plc (1)	29	844
Alnylam Pharmaceuticals, Inc. (1)	14	3,193
Amedisys, Inc. (1)	4	393
Amicus Therapeutics, Inc. (1)	98	922
AMN Healthcare Services, Inc. (1)	27	651
Amphastar Pharmaceuticals, Inc. (1)	3	102
Anavex Life Sciences Corp. (1)	116	1,249
Anika Therapeutics, Inc. (1)	14	224
Arcellx, Inc. (1)	9	705
ArriVent Biopharma, Inc. (1)	22	595
Arrowhead Pharmaceuticals, Inc. (1)	34	647
Arvinas, Inc. (1)	35	669
Aurinia Pharmaceuticals, Inc. (1)	35	310
Avantor, Inc. (1)	225	4,738
Avidity Biosciences, Inc. (1)	20	592
Azenta, Inc. (1)	3	169
Baxter International, Inc.	23	659
Beam Therapeutics, Inc. (1)	8	190
Biohaven Ltd. (1)	18	657
Bio-Rad Laboratories, Inc. – Class A (1)	1	316
Bio-Techne Corp.	107	7,705
Blueprint Medicines Corp. (1)	32	2,764
Bridgebio Pharma, Inc. (1)	20	538
Bruker Corp.	62	3,609
Cencora, Inc. – Class A (2)	0	63
Certara, Inc. (1)	47	503
Charles River Laboratories International, Inc. (1)	43	7,981
Chemed Corp.	10	5,389
Concentra Group Holdings Parent, Inc.	41	812
CONMED Corp.	9	620
Cooper Companies, Inc. (1)	46	4,206
CorVel Corp. (1)	5	523
Crinetics Pharmaceuticals, Inc. (1)	23	1,196
Cross Country Healthcare, Inc. (1)	61	1,105
Cytokinetics, Inc. (1)	9	437
DaVita, Inc. (1)	2	319
Denali Therapeutics, Inc. (1)	14	295
Dentsply Sirona, Inc.	86	1,625

	Shares (000s)	Value (000s)
DexCom, Inc. (1)	20	$1,561
Doximity, Inc. – Class A (1)	7	375
Dynavax Technologies Corp. – Class A (1)	43	550
Edgewise Therapeutics, Inc. (1)	30	810
Encompass Health Corp.	84	7,784
Enovis Corp. (1)	14	604
Ensign Group, Inc.	28	3,682
Envista Holdings Corp. (1)	32	611
Exact Sciences Corp. (1)	61	3,429
Exelixis, Inc. (1)	147	4,887
Geron Corp. (1)	8	29
Glaukos Corp. (1)	22	3,292
Globus Medical, Inc. – Class A (1)	62	5,148
Haemonetics Corp. (1)	92	7,210
Halozyme Therapeutics, Inc. (1)	19	920
HealthEquity, Inc. (1)	4	336
Hologic, Inc. (1)	12	889
Humana, Inc.	14	3,559
ICON Plc (1)	61	12,836
ICU Medical, Inc. (1)	3	519
IDEXX Laboratories, Inc. (1)	2	861
Innoviva, Inc. (1)	28	487
Inogen, Inc. (1)	32	296
Insmed, Inc. (1)	92	6,355
Inspire Medical Systems, Inc. (1)	10	1,936
Insulet Corp. (1)	3	861
Integer Holdings Corp. (1)	2	307
Integra LifeSciences Holdings Corp. (1)	90	2,042
Intra-Cellular Therapies, Inc. (1)	60	4,972
Ionis Pharmaceuticals, Inc. (1)	4	139
IQVIA Holdings, Inc. (1)	8	1,520
iRhythm Technologies, Inc. (1)	9	848
Joint Corp. (1)	18	193
Krystal Biotech, Inc. (1)	6	882
Labcorp Holdings, Inc.	38	8,635
Lantheus Holdings, Inc. (1)	15	1,316
LeMaitre Vascular, Inc.	3	319
Ligand Pharmaceuticals, Inc. (1) (2)	0	27
LivaNova Plc (1)	11	524
Madrigal Pharmaceuticals, Inc. (1)	8	2,357
McKesson Corp.	3	1,906
Medpace Holdings, Inc. (1)	3	954
Merit Medical Systems, Inc. (1)	5	460
Mesa Laboratories, Inc.	6	760
Mettler-Toledo International, Inc. (1)	2	2,411
Mineralys Therapeutics, Inc. (1)	23	278
Molina Healthcare, Inc. (1)	2	440
Mural Oncology Plc (1)	1	2
Natera, Inc. (1)	73	11,571
National Research Corp.	21	377
NeoGenomics, Inc. (1)	18	289
Neurocrine Biosciences, Inc. (1)	36	4,883
OmniAb, Inc. – Class CR3 (1)(2)(5)(6)	0	—
OmniAb, Inc. – Class CR4 (1)(2)(5)(6)	0	—
Omnicell, Inc. (1)	9	394
Pacira BioSciences, Inc. (1)	37	705
PACS Group, Inc. (1)	48	624
Pediatrix Medical Group, Inc. (1)	238	3,129
Penumbra, Inc. (1)	4	873

The accompanying notes are an integral part of these financial statements.

483

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Perrigo Co. Plc	8	$196
Phibro Animal Health Corp. – Class A	4	84
Premier, Inc. – Class A	8	159
Prestige Consumer Healthcare, Inc. (1)	4	341
PROCEPT BioRobotics Corp. (1)	8	620
PTC Therapeutics, Inc. (1)	7	295
QIAGEN NV (1)	56	2,473
Quest Diagnostics, Inc. (2)	0	34
QuidelOrtho Corp. (1)	17	748
Repligen Corp. (1)	3	496
ResMed, Inc.	5	1,095
REVOLUTION Medicines, Inc. (1)	90	3,940
Revvity, Inc.	20	2,265
Roivant Sciences Ltd. (1)	250	2,956
Royalty Pharma Plc – Class A	18	452
Sarepta Therapeutics, Inc. (1)	36	4,417
Select Medical Holdings Corp.	16	306
SpringWorks Therapeutics, Inc. (1)	7	247
Supernus Pharmaceuticals, Inc. (1)	19	685
Surmodics, Inc. (1)	9	374
Teleflex, Inc.	12	2,163
Tenet Healthcare Corp. (1)	3	318
Travere Therapeutics, Inc. – Class Preferre (1)	25	432
Twist Bioscience Corp. (1)	12	559
Ultragenyx Pharmaceutical, Inc. (1)	41	1,738
Universal Health Services, Inc. – Class B	5	983
Vaxcyte, Inc. (1)	49	3,979
Veeva Systems, Inc. – Class A (1)	13	2,700
Veracyte, Inc. (1)	21	849
Waters Corp. (1)	2	768
West Pharmaceutical Services, Inc.	10	3,162
Zimmer Biomet Holdings, Inc.	59	6,258

Total Healthcare		235,728

Industrials – 22.43%
3D Systems Corp. (1)	228	748
AAON, Inc.	82	9,678
AAR Corp. (1)	1	60
ABM Industries, Inc.	85	4,363
Advanced Drainage Systems, Inc.	2	276
AECOM	16	1,672
AerCap Holdings NV	136	12,982
Aerovironment, Inc. (1)	2	279
Air Lease Corp. – Class A	34	1,663
Alamo Group, Inc.	3	620
Alaska Air Group, Inc. (1)	9	583
Albany International Corp. – Class A	9	724
Allegiant Travel Co. – Class A	9	821
Allegion Plc	23	2,940
Amentum Holdings, Inc. (1)	39	827
American Woodmark Corp. (1)	2	148
AMETEK, Inc.	11	1,971
AO Smith Corp.	1	92
API Group Corp. (1)	81	2,917
Applied Industrial Technologies, Inc.	19	4,498
ArcBest Corp.	45	4,154
Arcosa, Inc.	50	4,838
Armstrong World Industries, Inc.	23	3,220
Atkore, Inc. (2)	0	24
Axon Enterprise, Inc. (1)	3	1,751

	Shares (000s)	Value (000s)
AZEK Co., Inc. – Class A (1)	21	$987
AZZ, Inc.	3	251
Barnes Group, Inc.	3	156
Barrett Business Services, Inc.	15	634
Beacon Roofing Supply, Inc. (1)	4	402
Boise Cascade Co.	4	460
Booz Allen Hamilton Holding Corp. – Class A	15	1,967
Brady Corp. – Class A	40	2,945
BrightView Holdings, Inc. (1)	27	428
Brink’s Co.	11	1,058
Builders FirstSource, Inc. (1)	16	2,222
CACI International, Inc. – Class A (1)	4	1,795
Canadian Pacific Kansas City Ltd.	40	2,927
Carlisle Companies, Inc.	24	8,868
Casella Waste Systems, Inc. – Class A (1)	24	2,553
CBIZ, Inc. (1)	4	358
CH Robinson Worldwide, Inc.	64	6,597
Chart Industries, Inc. (1)	4	851
Cintas Corp.	12	2,122
Columbus McKinnon Corp.	17	631
Comfort Systems USA, Inc.	2	824
Copart, Inc. (1)	62	3,552
Core & Main, Inc. – Class A (1)	216	10,991
Crane Co.	50	7,599
CSW Industrials, Inc. (2)	0	63
Cummins, Inc. (2)	0	33
Delta Air Lines, Inc.	21	1,267
Donaldson Co., Inc.	42	2,827
Driven Brands Holdings, Inc. (1)	25	410
Ducommun, Inc. (1)	1	53
Dun & Bradstreet Holdings, Inc.	453	5,645
Dycom Industries, Inc. (1)	13	2,238
EMCOR Group, Inc.	11	4,830
Enerpac Tool Group Corp. – Class A	26	1,059
EnerSys	7	683
Ennis, Inc.	28	588
Enpro, Inc.	3	577
Equifax, Inc.	4	984
Esab Corp.	45	5,351
ESCO Technologies, Inc.	13	1,751
ExlService Holdings, Inc. (1)	6	268
Expeditors International of Washington, Inc.	3	354
Exponent, Inc.	28	2,452
Fastenal Co.	8	554
Federal Signal Corp.	53	4,896
Ferguson Enterprises, Inc.	7	1,268
Fluor Corp. (1)	105	5,191
Fortune Brands Innovations, Inc.	1	87
Franklin Electric Co., Inc.	1	141
FTAI Aviation Ltd.	7	937
FTI Consulting, Inc. (1)	5	956
Gates Industrial Corp. Plc (1)	764	15,707
GATX Corp.	5	804
GE Vernova, Inc.	4	1,348
Generac Holdings, Inc. (1)	2	258
Gibraltar Industries, Inc. (1)	1	52
Global Industrial Co.	6	158
Golden Ocean Group Ltd.	72	647
Graco, Inc.	49	4,088

The accompanying notes are an integral part of these financial statements.

484

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Granite Construction, Inc.	1	$65
Greenbrier Companies, Inc.	17	1,049
GXO Logistics, Inc. (1)	24	1,047
HEICO Corp.	12	2,752
HEICO Corp. – Class A	19	3,464
Heidrick & Struggles International, Inc.	3	123
Helios Technologies, Inc.	26	1,173
Herc Holdings, Inc.	24	4,530
Hillenbrand, Inc.	20	623
Hillman Solutions Corp. (1)	21	206
HNI Corp.	2	117
Hub Group, Inc. – Class A	4	159
Hubbell, Inc. – Class B	16	6,672
IDEX Corp.	16	3,263
Ingersoll Rand, Inc.	20	1,765
ITT, Inc.	81	11,629
Jacobs Solutions, Inc.	55	7,302
JB Hunt Transport Services, Inc.	8	1,292
JetBlue Airways Corp. (1)	68	532
John Bean Technologies Corp.	45	5,777
KBR, Inc.	1	55
Kennametal, Inc.	30	723
Kirby Corp. (1)	76	7,989
Knight-Swift Transportation Holdings, Inc. – Class A	89	4,731
Korn Ferry	25	1,707
Kratos Defense & Security Solutions, Inc. (1)	37	981
L3Harris Technologies, Inc.	38	8,000
Landstar System, Inc.	2	395
Lennox International, Inc.	1	557
Leonardo DRS, Inc. (1)	22	698
Lincoln Electric Holdings, Inc.	46	8,621
Loar Holdings, Inc. (1)	61	4,499
MasTec, Inc. (1)	56	7,568
Masterbrand, Inc. (1)	1	19
Matson, Inc.	3	341
Maximus, Inc.	1	49
Mercury Systems, Inc. (1)	17	708
Middleby Corp. (1)	28	3,772
Miller Industries, Inc.	8	530
MillerKnoll, Inc.	204	4,612
Moog, Inc. – Class A	13	2,519
MSA Safety, Inc.	5	889
Mueller Industries, Inc.	18	1,408
National Presto Industries, Inc.	1	145
NEXTracker, Inc. – Class A (1)	16	572
Nordson Corp.	22	4,588
nVent Electric Plc	74	5,076
Old Dominion Freight Line, Inc.	5	912
OPENLANE, Inc. (1)	14	286
Oshkosh Corp.	44	4,157
Parker-Hannifin Corp. (2)	0	69
Parsons Corp. (1)	34	3,151
Paylocity Holding Corp. (1)	13	2,634
Pentair Plc	57	5,694
Quanex Building Products Corp.	2	59
Quanta Services, Inc.	15	4,649
RB Global, Inc.	9	797
RBC Bearings, Inc. (1)	43	12,881

	Shares (000s)	Value (000s)
Regal Rexnord Corp.	31	$4,865
Republic Services, Inc. – Class A	49	9,849
Resideo Technologies, Inc. (1)	13	310
Robert Half, Inc.	57	4,002
Rocket Lab USA, Inc. (1)	40	1,022
Rockwell Automation, Inc. (2)	0	130
Rollins, Inc.	90	4,170
Rush Enterprises, Inc. – Class A	12	672
RXO, Inc. (1)	23	555
Saia, Inc. (1)	6	2,756
Schneider National, Inc. – Class B	2	72
Shyft Group, Inc.	18	212
Simpson Manufacturing Co., Inc.	23	3,827
SiteOne Landscape Supply, Inc. (1)	23	2,992
SkyWest, Inc. (1)	6	635
Spirit AeroSystems Holdings, Inc. – Class A (1)	28	966
SPX Technologies, Inc. (1)	27	3,871
Standex International Corp. (2)	0	77
Stanley Black & Decker, Inc.	1	80
Steelcase, Inc. – Class A	8	89
Terex Corp.	7	312
Tetra Tech, Inc.	260	10,355
Timken Co.	13	922
Titan International, Inc. (1)	71	485
Toro Co.	88	7,048
Trane Technologies Plc	13	4,689
TransDigm Group, Inc. (2)	0	72
Trex Co., Inc. (1)	41	2,856
Uber Technologies, Inc. (1)	9	513
UFP Industries, Inc.	4	506
U-Haul Holding Co. (1)	4	306
U-Haul Holding Co. – Class B	10	623
UL Solutions, Inc. – Class A	61	3,060
UniFirst Corp.	2	291
United Airlines Holdings, Inc. (1)	1	129
United Rentals, Inc. (2)	0	106
V2X, Inc. (1)	13	607
Valmont Industries, Inc.	28	8,527
Verisk Analytics, Inc. – Class A	4	1,012
Verra Mobility Corp. – Class A (1)	22	528
Vertiv Holdings Co. – Class A	48	5,474
Vicor Corp. (1)	13	650
VSE Corp.	3	294
Wabash National Corp.	30	517
Watsco, Inc.	25	11,873
Watts Water Technologies, Inc. – Class A	13	2,732
WESCO International, Inc.	16	2,867
Westinghouse Air Brake Technologies Corp.	8	1,433
WillScot Holdings Corp. – Class A (1)	69	2,294
WNS Holdings Ltd. (1)	58	2,744
Woodward, Inc.	4	617
WW Grainger, Inc. (2)	0	110
XPO, Inc. (1)	14	1,771
Xylem, Inc.	8	899
Zurn Elkay Water Solutions Corp.	8	291

Total Industrials		470,798

The accompanying notes are an integral part of these financial statements.

485

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Information Technology – 16.24%
ACI Worldwide, Inc. (1)	101	$5,263
Advanced Energy Industries, Inc.	2	282
Akamai Technologies, Inc. (1)	3	243
Altair Engineering, Inc. – Class A (1)	5	544
Amdocs Ltd.	63	5,361
Amkor Technology, Inc.	88	2,255
Amphenol Corp. – Class A	45	3,122
ANSYS, Inc. (1)	1	321
AppLovin Corp. – Class A (1)	24	7,645
Arista Networks, Inc. (1)	23	2,590
Arrow Electronics, Inc. (1) (2)	0	44
ASGN, Inc. (1)	2	196
Aspen Technology, Inc. (1)	7	1,867
Astera Labs, Inc. (1)	42	5,546
Atlassian Corp. – Class A (1)	9	2,283
AvePoint, Inc. (1)	6	99
Avnet, Inc.	59	3,111
Axcelis Technologies, Inc. (1)	9	628
Badger Meter, Inc.	23	4,975
Belden, Inc.	45	5,118
Benchmark Electronics, Inc.	3	153
Bentley Systems, Inc. – Class B	68	3,161
BILL Holdings, Inc. (1)	29	2,462
Blackbaud, Inc. (1)	3	229
BlackLine, Inc. (1)	11	662
Box, Inc. – Class A (1)	5	167
C3.ai, Inc. – Class A (1)	12	421
Cadence Design Systems, Inc. (1)	3	798
Calix, Inc. (1)	78	2,715
CDW Corp. (2)	0	35
Celestica, Inc. (1)	34	3,118
Ciena Corp. (1)	5	462
Cloudflare, Inc. – Class A (1)	9	1,002
Cognex Corp.	4	142
Coherent Corp. (1)	4	416
Cohu, Inc. (1)	23	613
Commvault Systems, Inc. (1)	37	5,626
Confluent, Inc. – Class A (1)	55	1,527
Corsair Gaming, Inc. (1)	54	360
Crane NXT Co.	18	1,067
Credo Technology Group Holding Ltd. (1)	28	1,870
Crowdstrike Holdings, Inc. – Class A (1)	9	2,945
CyberArk Software Ltd. (1)	19	6,246
Daily Journal Corp. (1)	1	329
Datadog, Inc. – Class A (1)	34	4,869
Diodes, Inc. (1)	8	488
DocuSign, Inc. – Class A (1)	5	483
DXC Technology Co. (1)	29	570
Dynatrace, Inc. (1)	65	3,552
Elastic NV (1)	16	1,580
Entegris, Inc.	92	9,141
EPAM Systems, Inc. (1)	3	620
ePlus, Inc. (1)	2	149
EverCommerce, Inc. (1)	29	316
F5, Inc. (1)	26	6,536
Fabrinet (1)	1	114
Fair Isaac Corp. (1)	6	12,614
Five9, Inc. (1)	13	541

	Shares (000s)	Value (000s)
FormFactor, Inc. (1)	131	$5,776
Gartner, Inc. (1)	9	4,316
Gen Digital, Inc.	175	4,784
Gitlab, Inc. – Class A (1)	88	4,937
Globant SA (1)	14	3,003
Guidewire Software, Inc. (1)	20	3,405
HP, Inc.	9	290
HubSpot, Inc. (1)	6	4,173
Ichor Holdings Ltd. (1)	33	1,066
indie Semiconductor, Inc. – Class A (1)	98	395
Informatica, Inc. – Class A (1)	118	3,065
Insight Enterprises, Inc. (1)	1	161
IonQ, Inc. (1)	16	688
Itron, Inc. (1)	3	286
Jabil, Inc.	7	1,001
Juniper Networks, Inc.	8	311
Keysight Technologies, Inc. (1)	2	394
Klaviyo, Inc. – Class A (1)	86	3,549
Kulicke & Soffa Industries, Inc.	26	1,217
Lam Research Corp.	4	279
Lattice Semiconductor Corp. (1)	195	11,065
Littelfuse, Inc.	20	4,799
Lumentum Holdings, Inc. (1)	69	5,759
MACOM Technology Solutions Holdings, Inc. (1)	45	5,846
Manhattan Associates, Inc. (1)	35	9,395
Marvell Technology, Inc.	23	2,534
Methode Electronics, Inc.	40	476
MicroStrategy, Inc. – Class A (1)	4	1,080
Mirion Technologies, Inc. – Class A (1)	44	766
MKS Instruments, Inc.	70	7,308
Monday.com Ltd. (1)	13	2,985
MongoDB, Inc. – Class A (1)	23	5,458
Monolithic Power Systems, Inc.	2	1,290
nCino, Inc. (1)	4	139
NCR Voyix Corp. (1)	42	588
NetApp, Inc.	4	432
Novanta, Inc. (1)	32	4,878
Nutanix, Inc. – Class A (1)	82	5,027
Okta, Inc. – Class A (1)	6	463
ON Semiconductor Corp. (1)	93	5,864
Onestream, Inc. – Class A (1)	58	1,645
Onto Innovation, Inc. (1)	13	2,202
OSI Systems, Inc. (1) (2)	0	79
Palantir Technologies, Inc. – Class A (1)	90	6,819
Palo Alto Networks, Inc. (1)	14	2,495
PDF Solutions, Inc. (1)	28	750
Pegasystems, Inc.	1	79
Photronics, Inc. (1)	17	389
Power Integrations, Inc.	88	5,441
Procore Technologies, Inc. (1)	43	3,230
PTC, Inc. (1)	6	1,164
Pure Storage, Inc. – Class A (1)	33	2,052
Q2 Holdings, Inc. (1)	6	630
Qualys, Inc. (1)	15	2,058
Rambus, Inc. (1)	28	1,498
Rapid7, Inc. (1)	9	367
Rubrik, Inc. – Class A (1)	14	897
Samsara, Inc. – Class A (1)	53	2,306

The accompanying notes are an integral part of these financial statements.

486

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Sanmina Corp. (1)	4	$317
ScanSource, Inc. (1)	4	167
SentinelOne, Inc. – Class A (1)	15	341
Silicon Laboratories, Inc. (1)	5	666
SiTime Corp. (1)	4	939
Smartsheet, Inc. – Class A (1)	25	1,405
Snowflake, Inc. – Class A (1)	5	797
SPS Commerce, Inc. (1)	41	7,513
Super Micro Computer, Inc. (1)	11	340
Synaptics, Inc. (1)	32	2,447
Synopsys, Inc. (1)	5	2,202
TD SYNNEX Corp.	38	4,432
Teledyne Technologies, Inc. (1)	4	1,936
Tenable Holdings, Inc. (1)	5	216
Teradata Corp. (1)	20	618
Teradyne, Inc.	78	9,772
Trimble, Inc. (1)	6	393
Twilio, Inc. – Class A (1)	3	369
Tyler Technologies, Inc. (1)	18	10,323
Ubiquiti, Inc.	1	481
Ultra Clean Holdings, Inc. (1)	18	640
Varonis Systems, Inc. – Class B (1)	24	1,078
Veeco Instruments, Inc. (1)	11	303
Verint Systems, Inc. (1)	11	314
Viavi Solutions, Inc. (1)	72	727
Western Digital Corp. (1)	3	196
Wix.com Ltd. (1)	20	4,322
Workiva, Inc. – Class A (1)	9	1,031
Zebra Technologies Corp. – Class A (1)	8	2,924
Zoom Communications, Inc. – Class A (1)	7	581
Zscaler, Inc. (1)	2	274

Total Information Technology		341,005

Materials – 4.37%
Alcoa Corp.	6	243
Alpha Metallurgical Resources, Inc. (1) (2)	0	33
AptarGroup, Inc.	72	11,372
Arcadium Lithium Plc (1)	101	519
Ashland, Inc.	18	1,268
ATI, Inc. (1)	38	2,108
Avery Dennison Corp.	9	1,691
Avient Corp.	102	4,149
Axalta Coating Systems Ltd. (1)	6	205
Balchem Corp.	4	574
Ball Corp.	27	1,510
Berry Global Group, Inc.	59	3,793
Cabot Corp.	7	608
Carpenter Technology Corp.	4	647
Celanese Corp. – Class A	18	1,233
CF Industries Holdings, Inc.	2	202
Chemours Co.	40	683
Coeur Mining, Inc. (1)	7	39
Constellium SE – Class A (1)	9	93
Corteva, Inc.	1	71
Crown Holdings, Inc.	3	229
Eagle Materials, Inc.	40	9,952
Element Solutions, Inc.	176	4,476
Freeport-McMoRan, Inc.	77	2,925
Graphic Packaging Holding Co.	575	15,617

	Shares (000s)	Value (000s)
Greif, Inc. – Class B	5	$372
HB Fuller Co.	1	52
Hecla Mining Co.	136	670
Huntsman Corp.	60	1,073
Innospec, Inc.	8	829
International Flavors & Fragrances, Inc.	5	416
International Paper Co.	2	112
Ivanhoe Electric, Inc. (1)	75	565
Louisiana-Pacific Corp.	3	355
LyondellBasell Industries NV – Class A	1	46
Martin Marietta Materials, Inc.	1	529
Minerals Technologies, Inc.	5	407
Novagold Resources, Inc. (1)	129	431
Nucor Corp. (2)	0	44
Packaging Corp. of America (2)	0	31
Piedmont Lithium, Inc. (1)	50	440
PPG Industries, Inc.	1	152
Reliance, Inc.	3	780
Royal Gold, Inc. (2)	0	46
RPM International, Inc.	58	7,176
Scotts Miracle-Gro Co.	3	209
Sealed Air Corp.	9	313
Silgan Holdings, Inc.	1	54
SSR Mining, Inc. (1)	97	674
Steel Dynamics, Inc.	2	245
Stepan Co.	7	447
Summit Materials, Inc. – Class A (1)	6	310
SunCoke Energy, Inc.	69	743
TriMas Corp.	8	207
Tronox Holdings Plc – Class A	61	611
United States Lime & Minerals, Inc.	4	572
Vulcan Materials Co.	34	8,634
Westlake Corp. (2)	0	34
Worthington Steel, Inc. (2)	0	14

Total Materials		91,833

Real Estate – 5.17%
Acadia Realty Trust	5	123
Alexander & Baldwin, Inc.	39	685
American Assets Trust, Inc.	8	217
American Homes 4 Rent – Class A	12	458
Americold Realty Trust, Inc.	32	691
Apartment Investment & Management Co. –Class A (1)	6	56
Apple Hospitality REIT, Inc.	12	179
Brixmor Property Group, Inc.	9	249
Broadstone Net Lease, Inc. – Class A	169	2,688
BXP, Inc.	89	6,595
Camden Property Trust	2	243
CareTrust REIT, Inc.	15	392
CBL & Associates Properties, Inc.	37	1,088
CBRE Group, Inc. – Class A (1)	124	16,325
Centerspace	10	636
Colliers International Group, Inc.	39	5,298
Community Healthcare Trust, Inc.	32	610
COPT Defense Properties	161	4,973
CoStar Group, Inc. (1)	1	89
Cousins Properties, Inc.	19	591
CubeSmart	146	6,243

The accompanying notes are an integral part of these financial statements.

487

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Curbline Properties Corp.	29	$674
Cushman & Wakefield Plc (1)	45	585
DiamondRock Hospitality Co.	77	694
Easterly Government Properties, Inc. – Class A	70	796
EastGroup Properties, Inc. (2)	0	45
Elme Communities	42	639
Empire State Realty Trust, Inc. – Class A	12	124
Essential Properties Realty Trust, Inc.	25	785
Essex Property Trust, Inc.	1	198
eXp World Holdings, Inc.	12	140
Extra Space Storage, Inc.	5	767
First Industrial Realty Trust, Inc.	73	3,676
FirstService Corp.	28	5,130
Four Corners Property Trust, Inc.	31	835
FRP Holdings, Inc. (1)	1	31
Gaming & Leisure Properties, Inc.	124	5,966
Getty Realty Corp.	1	43
Global Medical REIT, Inc.	75	576
Healthcare Realty Trust, Inc. – Class A	12	196
Howard Hughes Holdings, Inc. (1)	8	640
Hudson Pacific Properties, Inc.	238	722
Independence Realty Trust, Inc.	316	6,269
Innovative Industrial Properties, Inc. –Class A	15	1,017
InvenTrust Properties Corp.	10	290
Jones Lang LaSalle, Inc. (1)	25	6,274
Kennedy-Wilson Holdings, Inc.	50	503
Kilroy Realty Corp.	5	199
Kimco Realty Corp.	12	287
Kite Realty Group Trust	15	380
Lamar Advertising Co. – Class A	4	514
LTC Properties, Inc.	22	746
LXP Industrial Trust	80	650
Macerich Co.	9	175
Marcus & Millichap, Inc.	1	24
National Health Investors, Inc.	3	229
National Storage Affiliates Trust	17	634
NexPoint Diversified Real Estate Trust	1	5
NexPoint Residential Trust, Inc.	5	224
Outfront Media, Inc.	16	291
Phillips Edison & Co., Inc.	9	345
Piedmont Office Realty Trust, Inc. –Class A	76	700
Plymouth Industrial REIT, Inc.	4	67
Postal Realty Trust, Inc. – Class A	48	623
PotlatchDeltic Corp.	16	643
Redfin Corp. (1)	28	218
Rexford Industrial Realty, Inc.	19	753
Ryman Hospitality Properties, Inc.	36	3,801
Sabra Health Care REIT, Inc.	8	130
Safehold, Inc.	32	587
Seaport Entertainment Group, Inc. (1) (2)	0	1
Simon Property Group, Inc. (2)	0	62
SL Green Realty Corp.	8	567
St Joe Co.	15	684
STAG Industrial, Inc.	82	2,764
Star Holdings (1)	22	212
Sunstone Hotel Investors, Inc.	19	224
Tanger, Inc.	13	446
Terreno Realty Corp.	11	630

	Shares (000s)	Value (000s)
Veris Residential, Inc.	8	$125
Vornado Realty Trust	9	378
Weyerhaeuser Co.	149	4,191

Total Real Estate		108,553

Utilities – 2.71%
AES Corp.	94	1,216
ALLETE, Inc.	11	707
Alliant Energy Corp.	80	4,731
American Electric Power Co., Inc.	84	7,740
American States Water Co.	9	695
American Water Works Co., Inc.	38	4,756
Avista Corp.	11	402
Black Hills Corp.	22	1,304
Brookfield Infrastructure Corp. (1)	24	979
CenterPoint Energy, Inc.	27	856
Chesapeake Utilities Corp.	2	237
Consolidated Edison, Inc.	2	157
Constellation Energy Corp.	1	199
DTE Energy Co.	2	249
Edison International	2	137
Essential Utilities, Inc.	8	290
Exelon Corp.	15	546
FirstEnergy Corp.	178	7,094
Hawaiian Electric Industries, Inc. (1)	58	564
IDACORP, Inc. – Class Rights	52	5,727
MGE Energy, Inc.	5	478
Middlesex Water Co.	8	411
New Jersey Resources Corp.	6	298
Northwest Natural Holding Co.	23	918
Northwestern Energy Group, Inc.	15	789
NRG Energy, Inc.	5	467
OGE Energy Corp.	12	481
Ormat Technologies, Inc.	6	386
Otter Tail Corp.	2	162
Portland General Electric Co.	115	4,998
Pure Cycle Corp. (1)	6	80
SJW Group	13	635
Southwest Gas Holdings, Inc.	11	769
TXNM Energy, Inc.	66	3,232
Vistra Corp.	20	2,740
WEC Energy Group, Inc. (2)	0	16
Xcel Energy, Inc.	11	710
York Water Co.	20	644

Total Utilities		56,800

Total Common Stocks (Cost: $1,688,607)		2,061,521

SHORT-TERM INVESTMENTS – 1.51%
Money Market Funds – 1.51%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (3)	31,658	31,658

Total Money Market Funds (Cost: $31,658)		31,658

The accompanying notes are an integral part of these financial statements.

488

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Principal Amount (000s)		Value (000s)
Time Deposits – 0.00% (4)
ANZ, London, 3.83% due 01/02/2025	$26	$26

Total Time Deposits (Cost: $26)		26

Total Short-Term Investments (Cost: $31,684)		31,684

TOTAL INVESTMENTS IN SECURITIES – 99.70% (Cost: $1,720,291)		2,093,205

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.30%		6,283

TOTAL NET ASSETS – 100.00%		$2,099,488

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Amount calculated is less than 0.005%.

(5)	Security that is restricted at December 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

489

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 97.75%
Australia – 1.74%
ALS Ltd.	1,008	$9,385
ANZ Group Holdings Ltd.	173	3,055
APA Group	78	334
Aristocrat Leisure Ltd.	471	19,880
ASX Ltd.	11	450
Atlassian Corp. – Class A (1)	273	66,486
BHP Group Ltd.	3,225	78,683
BlueScope Steel Ltd.	26	305
Brambles Ltd.	79	937
CAR Group Ltd.	22	492
Cochlear Ltd.	4	678
Coles Group Ltd.	78	916
Commonwealth Bank of Australia	96	9,129
Computershare Ltd.	31	650
CSL Ltd.	167	29,083
Domino’s Pizza Enterprises Ltd.	168	3,057
Endeavour Group Ltd.	85	221
Evolution Mining Ltd.	1,416	4,187
Fortescue Ltd.	99	1,111
Goodman Group	100	2,187
GPT Group	109	292
Insurance Australia Group Ltd.	140	731
IPH Ltd.	793	2,463
Lottery Corp. Ltd.	128	390
Macquarie Group Ltd.	21	2,855
Medibank Pvt Ltd.	161	378
Mineral Resources Ltd.	10	210
Mirvac Group	227	263
National Australia Bank Ltd.	179	4,101
Northern Star Resources Ltd.	67	635
Orica Ltd.	29	300
Origin Energy Ltd.	100	675
Pilbara Minerals Ltd. (1)	1,727	2,331
Pro Medicus Ltd.	3	517
Qantas Airways Ltd. (1)	3,763	20,834
QBE Insurance Group Ltd.	1,938	23,017
Ramsay Health Care Ltd.	10	219
REA Group Ltd.	3	438
Reece Ltd.	13	174
Rio Tinto Ltd.	22	1,567
Santos Ltd.	3,998	16,554
Scentre Group	298	631
Seek Ltd.	20	285
SGH Ltd.	12	343
Sonic Healthcare Ltd.	26	442
South32 Ltd.	255	535
Stockland	139	413
Suncorp Group Ltd.	73	863
Telstra Group Ltd.	231	574
Transurban Group	179	1,479
Treasury Wine Estates Ltd.	46	319
Vicinity Ltd.	223	288
Washington H Soul Pattinson & Co. Ltd.	14	295
Wesfarmers Ltd.	65	2,890
Westpac Banking Corp.	200	3,996
WiseTech Global Ltd.	11	801
Woodside Energy Group Ltd.	111	1,712

	Shares (000s)	Value (000s)
Woolworths Group Ltd.	71	$1,345

Total Australia		327,381

Austria – 0.20%
Andritz AG	252	12,792
Erste Group Bank AG	20	1,221
OMV AG	9	338
Verbund AG	4	296
Wienerberger AG – Class Bearer	843	23,372

Total Austria		38,019

Belgium – 0.27%
Ageas SA	9	442
Anheuser-Busch InBev SA	902	45,175
D’ieteren Group	1	210
Elia Group SA	2	126
Groupe Bruxelles Lambert NV	5	344
KBC Group NV	13	1,040
Lotus Bakeries NV (2)	0	257
Sofina SA	1	208
Syensqo SA	4	310
UCB SA	7	1,451
Warehouses de Pauw CVA	11	218

Total Belgium		49,781

Bermuda – 0.50%
Arch Capital Group Ltd.	834	77,058
Hiscox Ltd.	1,226	16,594

Total Bermuda		93,652

Brazil – 0.85%
Ambev SA	13,859	26,353
B3 SA – Brasil Bolsa Balcao	16,833	27,971
Banco do Brasil SA	4,104	15,915
NU Holdings Ltd. – Class A (1)	4,493	46,547
PRIO SA (1)	527	3,457
Raia Drogasil SA	11,185	39,814

Total Brazil		160,057

Canada – 1.75%
Canadian Natural Resources Ltd.	1,471	45,402
Canadian Pacific Kansas City Ltd.	1,614	116,854
First Quantum Minerals Ltd. (1)	168	2,170
Magna International, Inc.	1,217	50,878
Shopify, Inc. – Class A (1)	644	68,432
Waste Connections, Inc.	261	44,841

Total Canada		328,577

Chile – 0.21%
Antofagasta Plc	22	439
Banco de Chile – ADR	1,545	35,030
Embotelladora Andina SA – Class B	1,143	3,479
Total Chile		38,948

China – 2.39%
Alibaba Group Holding Ltd.	7,442	78,759
Centre Testing International Group Co. Ltd. –Class A	10,690	18,108
China Merchants Bank Co. Ltd. – Class H	2,936	14,986
Contemporary Amperex Technology Co. Ltd. –Class A	816	29,581

The accompanying notes are an integral part of these financial statements.

490

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Haier Smart Home Co. Ltd. – Class A	7,057	$24,660
Kweichow Moutai Co. Ltd. – Class A	79	16,430
Li Ning Co. Ltd.	8,155	17,040
Meituan – Class B (1)(3)	4,204	81,731
Midea Group Co. Ltd. – Class A	2,193	22,473
Shenzhou International Group Holdings Ltd.	435	3,429
Silergy Corp.	1,861	22,843
Tencent Holdings Ltd.	1,376	73,436
Vipshop Holdings Ltd. – ADR	363	4,892
Weichai Power Co. Ltd. – Class H	13,913	21,131
Yangzijiang Shipbuilding Holdings Ltd.	145	316
Yifeng Pharmacy Chain Co. Ltd. –Class A	5,171	17,015
Zhongsheng Group Holdings Ltd.	1,427	2,548

Total China		449,378

Denmark – 2.53%
AP Moller – Maersk – Class A (2)	0	267
AP Moller – Maersk – Class B (2)	0	438
Carlsberg AS – Class B	297	28,520
Coloplast – Class B	270	29,602
Danske Bank	2,047	58,024
Demant (1)	625	22,988
DSV	346	73,591
Genmab (1)	4	770
GN Store Nord AS (1)	253	4,719
Novo Nordisk – Class B	2,688	231,890
Novonesis (Novozymes) B – Class B	20	1,153
Orsted AS (1)(3)	9	429
Pandora	5	866
ROCKWOOL – Class B	1	190
Tryg	20	415
Vestas Wind Systems (1)	1,520	20,852
Zealand Pharma (1)	4	363

Total Denmark		475,077

Finland – 0.47%
Elisa OYJ	8	362
Fortum OYJ	26	363
Kesko OYJ – Class B	15	291
Kone OYJ – Class B	19	948
Metso OYJ	35	327
Neste OYJ	26	325
Nokia OYJ – ADR	2,738	12,131
Nokia OYJ	7,206	31,872
Nordea Bank Abp	184	2,004
Orion OYJ – Class B	6	268
Sampo OYJ – Class A	625	25,543
Stora Enso OYJ – Class R	35	352
UPM-Kymmene OYJ	32	868
Wartsila OYJ Abp	691	12,248

Total Finland		87,902

France – 8.30%
Accor SA	1,041	50,641
Aeroports de Paris SA	2	224
Air Liquide SA	349	56,670
Airbus SE	34	5,485
Alstom SA (1)	19	434
Alten SA	90	7,369

	Shares (000s)	Value (000s)
Amundi SA (3)	816	$54,297
Arkema SA	333	25,313
AXA SA	103	3,649
BioMerieux	7	739
BNP Paribas SA	59	3,638
Bollore SE	40	247
Bouygues SA	4,116	121,891
Bureau Veritas SA	18	557
Capgemini SE	9	1,463
Carrefour SA	31	443
Cie de Saint-Gobain SA	26	2,347
Cie Generale des Etablissements Michelin SCA	1,911	62,874
Covivio	3	168
Credit Agricole SA	62	848
Danone SA	38	2,540
Dassault Aviation SA	1	228
Dassault Systemes SE	362	12,516
Edenred SE	987	32,439
Eiffage SA	4	387
Elis SA	564	11,030
Engie SA	106	1,687
EssilorLuxottica SA	114	27,911
Eurazeo SE	2	181
Gecina SA	3	243
Getlink SE	18	282
Hermes International SCA	2	4,381
Ipsen SA	2	242
Kering SA	390	96,312
Klepierre SA	12	353
La Francaise des Jeux SACA (3)	6	214
Legrand SA	164	15,998
L’Oreal SA	14	4,901
LVMH Moet Hennessy Louis Vuitton SE	89	58,551
Orange SA	109	1,089
Pernod Ricard SA	406	45,899
Publicis Groupe SA	13	1,419
Remy Cointreau SA	349	21,121
Renault SA	11	554
Rexel SA	2,854	72,699
Safran SA	512	112,161
Sanofi SA	2,275	221,123
Sartorius Stedim Biotech	182	35,457
Schneider Electric SE	506	125,856
SEB SA	2	137
Societe Generale SA	42	1,186
Sodexo SA	5	424
SOITEC (1)	216	19,393
Technip Energies NV	598	15,967
Teleperformance SE	838	71,877
Thales SA	5	774
TotalEnergies SE	741	41,278
Unibail-Rodamco-Westfield	7	523
Veolia Environnement SA	41	1,152
Vinci SA	958	98,588

Total France		1,558,370

Germany – 6.63%
Adidas AG	128	31,578
Allianz SE	570	175,150

The accompanying notes are an integral part of these financial statements.

491

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
BASF SE	1,447	$63,466
Bayer AG	2,023	40,401
Bayerische Motoren Werke AG	299	24,474
Bechtle AG	5	155
Beiersdorf AG	6	747
Brenntag SE	389	23,372
Carl Zeiss Meditec AG	2	103
Commerzbank AG	55	903
Continental AG	873	58,819
Covestro AG (1)	10	617
CTS Eventim AG & Co. KGaA	4	300
Daimler Truck Holding AG	2,130	81,587
Delivery Hero SE – Class A (1)(3)	11	298
Deutsche Bank AG	110	1,900
Deutsche Boerse AG	11	2,501
Deutsche Lufthansa AG	35	224
Deutsche Post AG	4,360	153,916
Deutsche Telekom AG	203	6,089
E.ON SE	131	1,523
Evonik Industries AG	8,735	151,830
Fresenius Medical Care AG	1,558	70,917
Fresenius SE & Co. KGaA (1)	24	847
GEA Group AG	322	15,990
Gerresheimer AG	128	9,392
Hannover Rueck SE	96	24,137
Heidelberg Materials AG	8	982
Henkel AG & Co. KGaA	6	476
Infineon Technologies AG	75	2,457
Knorr-Bremse AG	4	299
LEG Immobilien SE	4	373
Mercedes-Benz Group AG – Class REGISTERED	588	32,790
Merck KGaA	7	1,088
MTU Aero Engines AG	3	1,059
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8	3,929
Nemetschek SE	413	40,103
Puma SE	6	283
Rational AG (2)	0	255
Rheinmetall AG	3	1,604
RWE AG	37	1,104
SAP SE	495	121,774
Scout24 SE (3)	4	384
Siemens AG	44	8,598
Siemens Energy AG (1)	1,471	78,048
Siemens Healthineers AG (3)	16	847
Stabilus SE	141	4,433
Symrise AG – Class A	8	805
Talanx AG	4	330
Vonovia SE	43	1,313
Zalando SE (1)(3)	13	439

Total Germany		1,245,009

Greece – 0.02%
National Bank of Greece SA	461	3,649
Total Greece		3,649

Hong Kong – 2.90%
AIA Group Ltd.	11,767	84,520
ASMPT Ltd.	352	3,369

	Shares (000s)	Value (000s)
BOC Hong Kong Holdings Ltd.	217	$691
China Overseas Land & Investment Ltd.	11,284	17,826
CK Asset Holdings Ltd.	111	451
CK Hutchison Holdings Ltd.	20,671	109,893
CK Infrastructure Holdings Ltd.	37	275
CLP Holdings Ltd.	96	801
Futu Holdings Ltd. – ADR	3	271
Galaxy Entertainment Group Ltd.	13,430	56,535
Hang Seng Bank Ltd.	44	540
Henderson Land Development Co. Ltd.	2,181	6,612
HKT Trust & HKT Ltd. – Class Miscella	229	283
Hong Kong & China Gas Co. Ltd.	648	516
Hong Kong Exchanges & Clearing Ltd.	1,114	41,703
Hongkong Land Holdings Ltd.	64	285
Jardine Matheson Holdings Ltd.	229	9,366
Johnson Electric Holdings Ltd.	2,240	3,122
Link Real Estate Investment Trust	150	630
MTR Corp. Ltd.	88	306
Power Assets Holdings Ltd.	81	564
Prudential Plc	51	408
Prudential Plc	3,346	26,553
Sino Land Co. Ltd.	236	239
SITC International Holdings Co. Ltd.	79	209
Sun Hung Kai Properties Ltd.	84	799
Swire Pacific Ltd. – Class A	1,339	12,105
Techtronic Industries Co. Ltd.	5,759	75,706
WH Group Ltd. (3)	115,781	89,225
Wharf Holdings Ltd.	61	170
Wharf Real Estate Investment Co. Ltd.	99	252

Total Hong Kong		544,225

Hungary – 0.08%
OTP Bank Nyrt	279	15,235

Total Hungary		15,235

India – 1.09%
Havells India Ltd.	212	4,138
HDFC Bank Ltd.	3,454	71,429
ICICI Bank Ltd. – ADR	2,172	64,863
MakeMyTrip Ltd. (1)	460	51,679
Marico Ltd.	728	5,439
Tata Consultancy Services Ltd.	143	6,847

Total India		204,395

Indonesia – 0.15%
Bank Central Asia Tbk PT	16,501	9,891
Bank Rakyat Indonesia Persero Tbk PT	73,039	18,438

Total Indonesia		28,329

Ireland – 2.00%
AerCap Holdings NV	11	1,088
AIB Group Plc	106	589
Bank of Ireland Group Plc	8,952	81,634
DCC Plc	341	21,859
Experian Plc	3,057	131,396
ICON Plc (1)	394	82,663
Irish Continental Group Plc	1,078	5,783
James Hardie Industries Plc (1)	25	766
Kerry Group Plc – Class A	9	851
Kingspan Group Plc	9	659

The accompanying notes are an integral part of these financial statements.

492

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ryanair Holdings Plc – ADR	1,088	$47,421

Total Ireland		374,709

Isle of Man – 0.05%
Playtech Plc (1)	1,043	9,334

Total Isle of Man		9,334

Israel – 0.35%
Azrieli Group Ltd.	2	198
Bank Hapoalim BM	74	888
Bank Leumi Le-Israel BM	88	1,044
Check Point Software Technologies Ltd. (1)	5	953
CyberArk Software Ltd. (1)	2	821
Elbit Systems Ltd.	1	388
Global-e Online Ltd. (1)	6	326
ICL Group Ltd.	45	220
Israel Discount Bank Ltd. – Class A	72	493
Mizrahi Tefahot Bank Ltd.	9	391
Monday.com Ltd. (1)	243	57,105
Nice Ltd. (1)	4	610
Teva Pharmaceutical Industries Ltd. –ADR (1)	66	1,454
Wix.com Ltd. (1)	3	655

Total Israel		65,546

Italy – 3.20%
Amplifon SpA	368	9,477
Banco BPM SpA	74	597
BPER Banca SPA	59	379
Davide Campari-Milano NV	2,186	13,678
DiaSorin SpA	1	128
Enel SpA	32,413	231,306
ENI SpA	134	1,831
Ferrari NV	256	109,332
FinecoBank Banca Fineco SpA	36	625
Generali	55	1,551
Infrastrutture Wireless Italiane SpA (3)	18	185
Intesa Sanpaolo SpA	852	3,415
Leonardo SpA	23	631
Mediobanca Banca di Credito Finanziario SpA	29	427
Moncler SpA	14	714
Nexi SpA (1)(3)	28	158
Poste Italiane SpA (3)	26	369
Prysmian SpA	16	1,039
Recordati Industria Chimica e Farmaceutica SpA	6	321
Snam SpA	36,656	162,489
Telecom Italia SpA (1)	601	154
Terna – Rete Elettrica Nazionale	82	649
UniCredit SpA	1,544	61,817
Unipol Gruppo SpA	24	300

Total Italy		601,572

Japan – 17.97%
ABC-Mart, Inc.	708	14,288
Advantest Corp.	44	2,513
Aeon Co. Ltd.	37	873
AGC, Inc.	12	342
Air Water, Inc.	646	7,832

	Shares (000s)	Value (000s)
Aisin Corp.	31	$349
Ajinomoto Co., Inc.	27	1,090
ANA Holdings, Inc.	9	160
Asahi Group Holdings Ltd.	2,295	24,075
Asahi Kasei Corp.	74	511
Asics Corp.	39	757
Astellas Pharma, Inc.	106	1,031
Bandai Namco Holdings, Inc.	35	832
Bridgestone Corp.	1,496	50,282
Brother Industries Ltd.	13	222
Canon, Inc.	54	1,748
Capcom Co. Ltd.	20	444
Central Japan Railway Co.	45	837
Chiba Bank Ltd.	33	257
Chubu Electric Power Co., Inc.	37	384
Chugai Pharmaceutical Co. Ltd.	643	28,357
Concordia Financial Group Ltd.	62	341
Cosmos Pharmaceutical Corp.	782	33,334
Dai Nippon Printing Co. Ltd.	23	327
Daiei Kankyo Co. Ltd.	261	4,777
Daifuku Co. Ltd.	19	382
Dai-ichi Life Holdings, Inc.	299	7,978
Daiichi Sankyo Co. Ltd.	101	2,764
Daikin Industries Ltd.	15	1,774
Daito Trust Construction Co. Ltd.	4	402
Daiwa House Industry Co. Ltd.	861	26,446
Daiwa Securities Group, Inc.	77	507
Denso Corp.	109	1,506
Dentsu Group, Inc.	12	286
Disco Corp.	5	1,406
Dowa Holdings Co. Ltd.	237	6,639
East Japan Railway Co.	52	928
Eisai Co. Ltd.	15	395
ENEOS Holdings, Inc.	157	824
FANUC Corp.	55	1,424
Fast Retailing Co. Ltd.	11	3,711
Fuji Electric Co. Ltd.	8	412
Fuji Media Holdings, Inc.	554	6,049
FUJIFILM Holdings Corp.	7,079	146,459
Fujikura Ltd.	14	584
Fujitsu Ltd.	8,790	154,404
Fukuoka Financial Group, Inc.	778	19,368
Hakuhodo DY Holdings, Inc.	1,144	8,659
Hankyu Hanshin Holdings, Inc.	14	352
Hikari Tsushin, Inc.	1	217
Hitachi Construction Machinery Co. Ltd.	6	137
Hitachi Ltd.	5,258	128,765
Honda Motor Co. Ltd.	11,820	112,532
Hoshizaki Corp.	6	244
Hoya Corp.	20	2,495
Hulic Co. Ltd.	21	185
Idemitsu Kosan Co. Ltd.	2,114	13,923
IHI Corp.	585	34,200
Iida Group Holdings Co. Ltd.	958	14,397
Inpex Corp.	1,325	16,675
Isuzu Motors Ltd.	33	452
ITOCHU Corp.	69	3,368
Japan Airlines Co. Ltd.	8	128
Japan Exchange Group, Inc.	59	651
Japan Post Bank Co. Ltd.	1,240	11,716

The accompanying notes are an integral part of these financial statements.

493

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Japan Post Holdings Co. Ltd.	1,674	$15,768
Japan Post Insurance Co. Ltd.	12	213
Japan Real Estate Investment Corp. (2)	0	268
Japan Tobacco, Inc.	70	1,793
JFE Holdings, Inc.	33	366
Kajima Corp.	23	415
Kansai Electric Power Co., Inc.	54	600
Kao Corp.	1,418	57,374
Kawasaki Kisen Kaisha Ltd.	22	307
KDDI Corp.	4,364	138,992
Keyence Corp.	117	47,693
Kikkoman Corp.	40	445
Kinden Corp.	411	7,859
Kirin Holdings Co. Ltd.	1,917	24,891
Kobe Bussan Co. Ltd.	8	184
Kokusai Electric Corp.	9	118
Komatsu Ltd.	2,306	62,824
Konami Group Corp.	6	552
Kubota Corp.	805	9,322
Kyocera Corp.	75	740
Kyowa Kirin Co. Ltd.	14	205
Lasertec Corp.	5	431
LY Corp.	8,848	23,395
M3, Inc.	1,120	9,708
Makita Corp.	14	429
Marubeni Corp.	83	1,247
MatsukiyoCocokara & Co.	19	271
McDonald’s Holdings Co. Japan Ltd.	5	202
Medipal Holdings Corp.	229	3,450
Megmilk Snow Brand Co. Ltd.	241	4,224
MEIJI Holdings Co. Ltd.	14	275
Minebea Mitsumi, Inc.	1,952	31,266
Mitsubishi Chemical Group Corp.	79	400
Mitsubishi Corp.	839	13,734
Mitsubishi Electric Corp.	8,401	141,858
Mitsubishi Estate Co. Ltd.	62	863
Mitsubishi HC Capital, Inc.	53	349
Mitsubishi Heavy Industries Ltd.	6,900	96,212
Mitsubishi Logistics Corp.	1,091	7,975
Mitsubishi UFJ Financial Group, Inc.	2,493	29,105
Mitsui & Co. Ltd.	147	3,047
Mitsui Chemicals, Inc.	10	207
Mitsui Fudosan Co. Ltd.	156	1,244
Mitsui OSK Lines Ltd.	20	686
Mizuho Financial Group, Inc.	140	3,430
Monotaro Co. Ltd.	15	248
MS&AD Insurance Group Holdings, Inc.	75	1,614
Murata Manufacturing Co. Ltd.	1,995	31,646
NEC Corp.	123	10,552
Nexon Co. Ltd.	19	284
NH Foods Ltd.	313	10,136
Nidec Corp.	49	877
Nintendo Co. Ltd.	61	3,524
Nippon Building Fund, Inc. (2)	0	338
Nippon Paint Holdings Co. Ltd.	5,889	38,020
Nippon Sanso Holdings Corp.	10	283
Nippon Steel Corp.	53	1,071
Nippon Telegraph & Telephone Corp.	55,514	55,450
Nippon Television Holdings, Inc.	658	11,393

	Shares (000s)	Value (000s)
Nippon Yusen KK	25	$842
Nissan Motor Co. Ltd.	129	391
Nisshinbo Holdings, Inc.	600	3,409
Nissin Foods Holdings Co. Ltd.	12	283
Nitori Holdings Co. Ltd.	101	11,944
Nitto Denko Corp.	41	677
Nomura Holdings, Inc.	3,257	18,894
Nomura Research Institute Ltd.	22	638
NS Solutions Corp.	122	3,141
NTT Data Group Corp.	626	11,911
Obayashi Corp.	1,440	18,954
Obic Co. Ltd.	18	545
Olympus Corp.	7,769	115,989
Omron Corp.	10	330
Ono Pharmaceutical Co. Ltd.	23	236
Oracle Corp.	116	11,083
Oriental Land Co. Ltd.	63	1,356
ORIX Corp.	67	1,444
Osaka Gas Co. Ltd.	22	470
Otsuka Corp.	13	306
Otsuka Holdings Co. Ltd.	26	1,404
Pan Pacific International Holdings Corp.	22	603
Panasonic Holdings Corp.	136	1,388
Rakuten Group, Inc. (1)	88	471
Recruit Holdings Co. Ltd.	1,061	73,767
Renesas Electronics Corp. (1)	519	6,573
Resona Holdings, Inc.	10,915	78,686
Ricoh Co. Ltd.	31	348
SBI Holdings, Inc.	16	405
SCREEN Holdings Co. Ltd.	5	283
SCSK Corp.	9	178
Secom Co. Ltd.	3,286	111,575
Sega Sammy Holdings, Inc.	730	14,145
Seiko Epson Corp.	17	309
Sekisui Chemical Co. Ltd.	22	372
Sekisui House Ltd.	35	823
Seria Co. Ltd.	223	4,002
Seven & i Holdings Co. Ltd.	1,503	23,568
SG Holdings Co. Ltd.	18	171
Shimadzu Corp.	14	395
Shimano, Inc.	245	32,957
Shin-Etsu Chemical Co. Ltd.	104	3,421
Shionogi & Co. Ltd.	43	606
Ship Healthcare Holdings, Inc.	548	7,652
Shiseido Co. Ltd.	2,030	35,900
Shizuoka Financial Group, Inc.	26	208
SMC Corp.	70	27,250
SoftBank Corp.	1,665	2,102
SoftBank Group Corp.	55	3,149
Sompo Holdings, Inc.	52	1,342
Sony Group Corp.	11,332	238,821
Subaru Corp.	34	602
Sumitomo Bakelite Co. Ltd.	101	2,437
Sumitomo Corp.	64	1,374
Sumitomo Electric Industries Ltd.	42	745
Sumitomo Metal Mining Co. Ltd.	658	15,002
Sumitomo Mitsui Financial Group, Inc.	887	21,288
Sumitomo Mitsui Trust Group, Inc.	1,506	35,179
Sumitomo Realty & Development Co. Ltd.	18	563

The accompanying notes are an integral part of these financial statements.

494

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Suntory Beverage & Food Ltd.	1,636	$51,976
Suzuki Motor Corp.	90	1,007
Sysmex Corp.	2,072	37,981
T&D Holdings, Inc.	857	15,677
Taiheiyo Cement Corp.	668	15,059
Taisei Corp.	276	11,581
Takeda Pharmaceutical Co. Ltd.	863	22,835
TBS Holdings, Inc.	337	8,573
TDK Corp.	4,495	57,887
Terumo Corp.	77	1,492
TIS, Inc.	12	279
Toho Co. Ltd.	6	246
Tokio Marine Holdings, Inc.	1,088	39,061
Tokyo Electric Power Co. Holdings, Inc. (1)	92	276
Tokyo Electron Ltd.	299	44,915
Tokyo Gas Co. Ltd.	20	551
Tokyu Corp.	32	341
TOPPAN Holdings, Inc.	14	366
Toray Industries, Inc.	5,621	35,594
TOTO Ltd.	8	189
Toyo Seikan Group Holdings Ltd.	611	9,279
Toyo Suisan Kaisha Ltd.	182	12,356
Toyota Industries Corp.	1,879	151,151
Toyota Motor Corp.	598	11,670
Toyota Tsusho Corp.	37	658
Trend Micro, Inc.	8	404
Tsumura & Co.	364	10,826
Unicharm Corp.	3,416	28,160
USS Co. Ltd.	1,964	17,045
West Japan Railway Co.	26	452
Yakult Honsha Co. Ltd.	14	267
Yamaha Motor Co. Ltd.	54	478
Yaskawa Electric Corp.	14	345
Yokogawa Electric Corp.	14	287
Zensho Holdings Co. Ltd.	6	323
ZOZO, Inc.	460	14,155

Total Japan		3,376,729

Luxembourg – 0.56%
ArcelorMittal SA	3,597	83,579
Befesa SA (3)	173	3,691
CVC Capital Partners Plc (1)(3)	12	271
Eurofins Scientific SE	336	17,155
Tenaris SA	24	453

Total Luxembourg		105,149

Macau – 0.00%(4)
Sands China Ltd. (1)	138	366

Total Macau		366

Mexico – 0.35%
Arca Continental SAB de CV	579	4,788
Cemex SAB de CV – ADR	604	3,404
Fomento Economico Mexicano SAB de CV – ADR	332	28,387
Gruma SAB de CV – Class B	265	4,143
Grupo Financiero Banorte SAB de CV – Class O	649	4,181
Wal-Mart de Mexico SAB de CV	8,232	21,667

Total Mexico		66,570

	Shares (000s)	Value (000s)
Netherlands – 5.34%
ABN AMRO Bank NV (3)	27	$420
Adyen NV (1)(3)	83	123,899
Aegon Ltd.	78	467
Akzo Nobel NV	10	586
Argenx SE (1)	3	2,129
ASM International NV	99	57,025
ASML Holding NV	228	159,616
ASML Holding NV – Class REG	96	66,196
ASR Nederland NV	9	433
BE Semiconductor Industries NV	4	615
Euronext NV (3)	5	525
EXOR NV	527	48,326
Ferrovial SE	28	1,175
Heineken Holding NV	7	449
Heineken NV	17	1,185
IMCD NV	321	47,715
ING Groep NV	3,475	54,458
JDE Peet’s NV	7	115
Koninklijke Ahold Delhaize NV	3,352	109,544
Koninklijke KPN NV	229	836
Koninklijke Philips NV	7,054	178,675
NN Group NV	16	690
Prosus NV (1)	810	32,191
QIAGEN NV (1)	13	578
Randstad NV	1,539	64,794
Stellantis NV	114	1,488
Topicus.com, Inc.	532	44,947
Universal Music Group NV	48	1,215
Wolters Kluwer NV	14	2,271

Total Netherlands		1,002,563

New Zealand – 0.02%
Auckland International Airport Ltd.	98	476
Fisher & Paykel Healthcare Corp. Ltd.	34	727
Infratil Ltd.	55	385
Mercury NZ Ltd.	43	141
Meridian Energy Ltd.	73	241
Xero Ltd. (1)	8	863

Total New Zealand		2,833

Norway – 0.65%
Aker BP ASA	19	374
DNB Bank ASA	1,671	33,357
Equinor ASA	3,608	85,568
Gjensidige Forsikring ASA	11	191
Kongsberg Gruppen ASA	5	571
Mowi ASA	27	467
Norsk Hydro ASA	83	456
Orkla ASA	40	348
Salmar ASA	4	176
Telenor ASA	36	401
Yara International ASA	9	250

Total Norway		122,159

Poland – 0.00%(4)
InPost SA (1)	13	220

Total Poland		220

The accompanying notes are an integral part of these financial statements.

495

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Portugal – 0.28%
EDP SA	184	$588
Galp Energia SGPS SA	27	447
Jeronimo Martins SGPS SA	2,655	50,750

Total Portugal		51,785

Russia – 0.00% (4)
Severstal PAO – GDR (1)(2)(6)(7)	147	—
X5 Retail Group NV – GDR (1)(2)(6)(7)	65	—

Total Russia		—

Singapore – 3.02%
BOC Aviation Ltd. (3)	440	3,410
CapitaLand Ascendas REIT	218	409
CapitaLand Integrated Commercial Trust	333	469
Capitaland Investment Ltd.	147	281
DBS Group Holdings Ltd.	1,267	40,595
Genting Singapore Ltd.	338	190
Grab Holdings Ltd. – Class A (1)	122	577
Keppel Ltd.	86	432
Oversea-Chinese Banking Corp. Ltd.	197	2,407
Sea Ltd. – ADR (1)	1,055	111,882
Sembcorp Industries Ltd.	52	210
Singapore Airlines Ltd.	87	410
Singapore Exchange Ltd.	44	406
Singapore Technologies Engineering Ltd.	93	318
Singapore Telecommunications Ltd.	47,716	107,497
United Overseas Bank Ltd.	11,207	297,615
Wilmar International Ltd.	107	244

Total Singapore		567,352

South Africa – 0.13%
African Rainbow Minerals Ltd.	253	2,014
AVI Ltd.	350	2,034
Bid Corp. Ltd.	217	4,950
Capitec Bank Holdings Ltd.	38	6,389
Naspers Ltd. – Class N	41	9,001

Total South Africa		24,388

South Korea – 0.43%
Samsung Electronics Co. Ltd.	1,721	61,426
Shinhan Financial Group Co. Ltd.	569	18,438

Total South Korea		79,864

Spain – 1.66%
Acciona SA	1	157
Acerinox SA	378	3,698
ACS Actividades de Construccion y Servicios SA	10	514
Aena SME SA (3)	4	871
Amadeus IT Group SA	26	1,833
Banco Bilbao Vizcaya Argentaria SA	336	3,283
Banco de Sabadell SA	322	626
Banco Santander SA	34,158	158,022
CaixaBank SA	18,597	100,966
Cellnex Telecom SA (3)	31	970
EDP Renovaveis SA	19	200
Endesa SA	19	400
Fluidra SA	913	22,218
Grifols SA (1)	15	140

	Shares (000s)	Value (000s)
Iberdrola SA	352	$4,851
Industria de Diseno Textil SA	63	3,221
Redeia Corp. SA	18	304
Repsol SA	70	850
Telefonica SA	231	943
Viscofan SA	119	7,551

Total Spain		311,618

Sweden – 2.72%
AddTech AB – Class B	15	398
Alfa Laval AB	230	9,647
Assa Abloy AB – Class B	2,996	88,505
Atlas Copco AB – Class A	5,028	76,742
Atlas Copco AB – Class B	90	1,216
Beijer Ref AB – Class B	22	320
Boliden AB	16	457
Epiroc AB – Class A	2,321	40,448
Epiroc AB – Class B	22	347
EQT AB	22	613
Essity AB – Class B	35	946
Evolution AB (3)	10	764
Fastighets AB Balder – Class B (1)	40	278
Getinge AB – Class B	13	210
H & M Hennes & Mauritz AB – Class B	33	439
Hexagon AB – Class B	119	1,134
Holmen AB – Class B	4	156
Industrivarden AB – Class A	7	215
Industrivarden AB – Class C	9	283
Indutrade AB	16	402
Investment AB Latour – Class B	8	205
Investor AB – Class B	2,595	68,733
L E Lundbergforetagen AB – Class B	4	201
Lifco AB – Class B	13	386
Nibe Industrier AB – Class B	85	331
Saab AB – Class B	18	383
Sagax AB – Class B	13	262
Sandvik AB	827	14,830
Securitas AB – Class B	28	348
Skandinaviska Enskilda Banken AB –Class A	2,238	30,668
Skanska AB – Class B	20	427
SKF AB – Class B	20	367
Spotify Technology SA (1)	325	145,437
Svenska Cellulosa AB SCA – Class B	36	457
Svenska Handelsbanken AB – Class A	1,827	18,867
Swedbank AB	50	979
Swedish Orphan Biovitrum AB (1)	11	318
Tele2 AB – Class B	32	319
Telefonaktiebolaget LM Ericsson – Class B	162	1,310
Telia Co. AB	134	372
Trelleborg AB – Class B	13	432
Volvo AB – Class A	12	296
Volvo AB – Class B	92	2,247

Total Sweden		511,695

Switzerland – 4.77%
ABB Ltd.	91	4,923
Adecco Group AG	10	245
Alcon AG	29	2,443
Avolta AG (1)	5	216

The accompanying notes are an integral part of these financial statements.

496

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Bachem Holding AG – Class B	2	$133
Baloise Holding AG	3	458
Banque Cantonale Vaudoise	2	160
Barry Callebaut AG (2)	0	268
BKW AG	1	196
Chocoladefabriken Lindt & Spruengli AG (2)	0	621
Chocoladefabriken Lindt & Spruengli AG – REG (2)	0	769
Cie Financiere Richemont SA	794	120,184
Clariant AG (1)	14	151
Coca-Cola HBC AG (1)	13	444
DSM-Firmenich AG	11	1,098
EMS-Chemie Holding AG (2)	0	262
Galderma Group AG (1)	5	523
Geberit AG	58	33,048
Givaudan SA	1	2,326
Glencore Plc (1)	9,172	40,395
Helvetia Holding AG	2	350
Holcim AG (1)	271	26,096
Julius Baer Group Ltd.	960	62,306
Kuehne & Nagel International AG	3	651
Logitech International SA	9	725
Lonza Group AG	121	71,226
Nestle SA	1,487	121,965
Novartis AG	723	70,346
Partners Group Holding AG	30	41,126
Roche Holding AG	2	536
Roche Holding AG	560	156,524
Sandoz Group AG	24	970
Schindler Holding AG	1	367
Schindler Holding AG	2	642
SGS SA	9	878
SIG Group AG (1)	18	347
Sika AG	9	2,097
Sonova Holding AG	3	956
STMicroelectronics NV	39	968
Straumann Holding AG	6	800
Swatch Group AG – BR	2	300
Swiss Life Holding AG	2	1,292
Swiss Prime Site AG	4	482
Swiss Re AG	18	2,543
Swisscom AG	2	835
Temenos AG	3	228
UBS Group AG	3,794	116,157
VAT Group AG (3)	2	574
Zurich Insurance Group AG	9	5,068

Total Switzerland		896,218

Taiwan – 2.52%
Advantech Co. Ltd.	562	5,923
Chroma ATE, Inc.	1,897	23,603
Delta Electronics, Inc.	308	4,031
MediaTek, Inc.	144	6,191
Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	732	144,515
Taiwan Semiconductor Manufacturing Co. Ltd.	8,888	288,861

Total Taiwan		473,124

	Shares (000s)	Value (000s)
United Kingdom – 18.87%
3i Group Plc	4,131	$183,865
Admiral Group Plc	304	10,036
Anglo American Plc	74	2,187
Ashtead Group Plc	693	42,867
Associated British Foods Plc	20	500
AstraZeneca Plc	772	100,703
Auto Trader Group Plc (3)	9,304	92,061
Aviva Plc	153	897
BAE Systems Plc	6,858	98,379
Barclays Plc	28,182	94,275
Barratt Redrow Plc	1,473	8,072
Berkeley Group Holdings Plc	6	282
BP Plc	36,599	180,907
British American Tobacco Plc	4,323	155,977
BT Group Plc – Class A	377	679
Bunzl Plc	2,201	90,615
Burberry Group Plc	1,315	16,076
Capita Plc (1)	8,025	1,411
Centrica Plc	298	498
Close Brothers Group Plc (1)	638	1,885
CNH Industrial NV	2,307	26,141
Coca-Cola Europacific Partners Plc	186	14,281
Compass Group Plc	3,320	110,472
ConvaTec Group Plc (3)	5,754	15,906
Croda International Plc	8	332
Diageo Plc	1,667	52,960
DS Smith Plc	2,286	15,458
easyJet Plc	2,518	17,605
Endeavour Mining Plc	11	197
Entain Plc	3,160	27,129
Future Plc	595	6,865
Games Workshop Group Plc	443	73,705
Greggs Plc	1,059	36,932
GSK Plc	9,607	162,041
Haleon Plc	444	2,092
Halma Plc	22	731
Hargreaves Lansdown Plc	20	279
Hikma Pharmaceuticals Plc	10	254
HSBC Holdings Plc	8,077	79,344
IG Group Holdings Plc	365	4,521
Imperial Brands Plc	2,992	95,688
Inchcape Plc	906	8,711
Informa Plc	77	767
InterContinental Hotels Group Plc	209	26,046
International Personal Finance Plc	827	1,346
Intertek Group Plc	1,029	60,821
ITV Plc	8,560	7,913
J Sainsbury Plc	17,471	59,701
JD Sports Fashion Plc	140	167
John Wood Group Plc (1)	3,577	2,938
Jupiter Fund Management Plc	2,384	2,587
Kingfisher Plc	109	338
Land Securities Group Plc	41	301
Legal & General Group Plc	344	987
Lloyds Banking Group Plc	272,928	186,392
London Stock Exchange Group Plc	28	3,891
M&G Plc	129	320
Marks & Spencer Group Plc	116	544

The accompanying notes are an integral part of these financial statements.

497

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Melrose Industries Plc	73	$505
Mondi Plc	26	391
National Grid Plc	284	3,379
NatWest Group Plc	5,956	29,846
Next Plc	7	804
Pagegroup Plc	3,299	14,154
Pearson Plc	35	561
Persimmon Plc	18	271
Pets at Home Group Plc	2,971	7,647
Phoenix Group Holdings Plc	42	268
Rathbones Group Plc	311	6,450
Reckitt Benckiser Group Plc	1,785	108,039
RELX Plc	1,274	57,727
Rentokil Initial Plc	147	733
Rightmove Plc	7,567	60,564
Rio Tinto Plc	66	3,875
Rolls-Royce Holdings Plc (1)	22,138	156,990
Rotork Plc	2,687	10,567
Sage Group Plc	58	920
Schroders Plc	46	186
Segro Plc	75	656
Serco Group Plc	6,868	12,943
Severn Trent Plc	16	496
Shell Plc	1,651	51,811
Shell Plc	4,440	138,390
Smith & Nephew Plc	51	631
Smiths Group Plc	20	422
Softcat Plc	1,227	23,352
Spirax Group Plc	5	388
SSE Plc	7,690	154,141
SSP Group Plc	7,783	17,535
Standard Chartered Plc	6,409	78,907
Taylor Wimpey Plc	199	303
Tesco Plc	6,594	30,330
Trainline Plc (1)(3)	4,812	25,811
Travis Perkins Plc	3,039	27,674
Unilever Plc	1,100	62,485
United Utilities Group Plc	40	529
Vanquis Banking Group Plc	913	509
Vodafone Group Plc	1,293	1,103
Weir Group Plc	1,912	52,090
WH Smith Plc	913	13,588
Whitbread Plc	204	7,507
Wise Plc – Class A (1)	3,748	49,813
WPP Plc	13,737	141,603

Total United Kingdom		3,545,769

United States – 2.15%
Aon Plc – Class A	129	46,382
Coupang, Inc. – Class A (1)	3,033	66,656
Ferguson Enterprises, Inc.	286	49,932
Flutter Entertainment Plc (1)	241	62,354
Laureate Education, Inc. – Class A (1)	142	2,599
Linde Plc	128	53,460
Medtronic Plc	520	41,555
Newmont Corp.	189	6,935
Samsonite International SA (3)	3,938	10,858
Southern Copper Corp.	65	5,951
STERIS Plc	279	57,378

Total United States		404,060

	Shares (000s)		Value (000s)
Uruguay – 0.63%
MercadoLibre, Inc. (1)		70	$118,313

Total Uruguay			118,313

Total Common Stocks (Cost: $16,274,061)			18,359,920

PREFERRED STOCKS – 0.02%
Germany – 0.02%
Bayerische Motoren Werke AG		3	243
Dr Ing hc F Porsche AG (3)		7	398
Henkel AG & Co. KGaA		10	848
Porsche Automobil Holding SE		8	315
Sartorius AG		1	318
Volkswagen AG		12	1,108

Total Germany			3,230

Total Preferred Stocks (Cost: $4,138)			3,230

SHORT-TERM INVESTMENTS – 2.01%
Money Market Funds – 1.90%
Goldman Sachs Financial Square Government Fund –Class I, 4.42% (5)		357,851	357,851

Total Money Market Funds (Cost: $357,851)			357,851

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.11%
ANZ, London, 3.83% due 01/02/2025		$389	389
BNP Paribas, Paris, -0.45% due 01/03/2025	CHF	127	139
BNP Paribas, Paris, 1.15% due 01/02/2025	DKK	653	91
BNP Paribas, Paris, 3.23% due 01/02/2025	AUD	629	390
Brown Brothers Harriman, 0.01% due 01/06/2025 (2)	JPY	0	0
Brown Brothers Harriman, 1.37% due 01/02/2025	SGD	9	7
Brown Brothers Harriman, 2.31% due 01/03/2025	NZD	20	11
Brown Brothers Harriman, 2.60% due 01/02/2025	NOK	95	8
Citibank, London, 1.96% due 01/02/2025	EUR	1,074	1,113
HSBC, Hong Kong, 4.34% due 01/02/2025	HKD	479	62
JP Morgan, New York, 3.83% due 01/02/2025		$381	381
Royal Bank of Canada, London, 3.92% due 01/02/2025	GBP	1,510	1,890
Royal Bank of Canada, Toronto, 2.30% due 01/02/2025 (2)	CAD	0	0

The accompanying notes are an integral part of these financial statements.

498

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Skandinaviska Enskilda Banken AB, Stockholm, -0.93% due 01/02/2025	SEK	1,266	$114
Standard Chartered Bank, Johannesburg, 6.25% due 01/02/2025 (2)	ZAR	6	0
Sumitomo, Tokyo, 0.01% due 01/06/2025	JPY	2,418,163	15,370

Total Time Deposits (Cost: $19,965)			19,965

Total Short-Term Investments (Cost: $377,816)			377,816

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $16,656,015)			18,740,966

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.22%			41,083

TOTAL NET ASSETS – 100.00%			$18,782,049

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $509,005, which represents 2.71% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is restricted at December 31, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

(7)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

499

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
29	Euro Stoxx 50 Future	Mar. 2025	EUR	1,444	$1,466	$(30)
14	FTSE 100 INDEX Future	Mar. 2025	GBP	1,162	1,434	(21)
7	TOPIX INDEX Future	Mar. 2025	JPY	192,250	1,240	18

						$(33)

COMMON STOCKS	Percentages of Net Assets
Communication Services	5.49%
Consumer Discretionary	12.45
Consumer Staples	8.63
Energy	3.30
Financials	18.65
Healthcare	10.39
Industrials	20.94
Information Technology	10.16
Materials	4.33
Real Estate	0.36
Utilities	3.05

Total Common Stocks	97.75

PREFERRED STOCKS	Percentages of Net Assets
Consumer Discretionary	0.02
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.02

SHORT-TERM INVESTMENTS	2.01

TOTAL INVESTMENTS	99.78
OTHER ASSETS IN EXCESS OF LIABILITIES	0.22

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

500

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)

COMMON STOCKS – 96.96%
Australia – 2.99%
ANZ Group Holdings Ltd.	132	$2,334
BHP Group Ltd.	31	766
BHP Group Ltd.	314	7,654
Brambles Ltd.	30	358
Cochlear Ltd.	32	5,818
Coles Group Ltd.	76	888
Commonwealth Bank of Australia	25	2,398
Computershare Ltd.	5	103
CSL Ltd.	47	8,250
Goodman Group	93	2,043
Macquarie Group Ltd.	23	3,105
Medibank Pvt Ltd.	357	838
Mineral Resources Ltd.	32	670
National Australia Bank Ltd.	30	687
Northern Star Resources Ltd.	11	101
Qantas Airways Ltd. (1)	75	417
QBE Insurance Group Ltd.	99	1,180
REA Group Ltd. (2)	0	48
Rio Tinto Ltd.	30	2,185
Santos Ltd.	562	2,329
Scentre Group	682	1,443
Sonic Healthcare Ltd.	78	1,306
South32 Ltd.	167	350
Telstra Group Ltd.	1,430	3,545
Transurban Group	83	685
Washington H Soul Pattinson & Co. Ltd.	4	75
Wesfarmers Ltd.	15	676
Westpac Banking Corp.	83	1,653
Whitehaven Coal Ltd.	160	611
WiseTech Global Ltd.	12	873

Total Australia		53,389

Austria – 0.26%
Erste Group Bank AG	75	4,656

Total Austria		4,656

Belgium – 0.86%
Anheuser-Busch InBev SA	104	5,228
D’ieteren Group	4	692
KBC Group NV	121	9,365

Total Belgium		15,285

Brazil – 0.25%
Ambev SA – ADR	2,134	3,947
Banco do Brasil SA	124	482

Total Brazil		4,429

Canada – 1.66%
Alimentation Couche-Tard, Inc.	195	10,802
Brookfield Corp.	39	2,238
Canadian National Railway Co.	70	7,119
CCL Industries, Inc. – Class B	12	609
Element Fleet Management Corp.	108	2,176
Magna International, Inc.	118	4,917
National Bank of Canada	16	1,429
Sun Life Financial, Inc.	6	366

Total Canada		29,656

	Shares (000s)	Value (000s)
Chile – 0.10%
Antofagasta Plc	90	$1,786

Total Chile		1,786

China – 0.89%
Alibaba Group Holding Ltd.	759	8,037
China Merchants Bank Co. Ltd. – Class H	425	2,169
Haier Smart Home Co. Ltd. – Class A	1,041	3,639
Tencent Holdings Ltd.	8	443
Weichai Power Co. Ltd. – Class H	1,087	1,651

Total China		15,939

Denmark – 2.64%
Carlsberg AS – Class B	35	3,401
Coloplast – Class B	61	6,631
Danske Bank	204	5,796
DSV	2	359
Genmab (1)	4	850
Novo Nordisk – Class B	301	25,959
Novonesis (Novozymes) B – Class B	48	2,698
Tryg	36	759
Vestas Wind Systems (1)	51	701

Total Denmark		47,154

Finland – 1.36%
Elisa OYJ	11	485
Fortum OYJ	3	45
Kone OYJ – Class B	184	8,958
Neste OYJ	47	592
Nokia OYJ	1,810	8,004
Nordea Bank Abp	437	4,768
Stora Enso OYJ – Class R	72	722
UPM-Kymmene OYJ	26	715

Total Finland		24,289

France – 12.54%
Accor SA	187	9,101
Air Liquide SA	109	17,642
Airbus SE	35	5,614
Alstom SA (1)	28	631
Amundi SA (3)	142	9,427
Arkema SA	31	2,391
AXA SA	110	3,917
BNP Paribas SA	29	1,775
Bouygues SA	37	1,094
Bureau Veritas SA	72	2,180
Canal+ SADIR (1)	47	119
Capgemini SE	43	7,007
Cie de Saint-Gobain SA	24	2,105
Cie Generale des Etablissements Michelin SCA	361	11,883
Covivio	6	319
Credit Agricole SA	25	340
Danone SA	14	918
Dassault Systemes SE	378	13,065
Eiffage SA (2)	0	20
Engie SA	112	1,776
EssilorLuxottica SA	16	3,801
Eurazeo SE	4	269
Gecina SA	1	84

The accompanying notes are an integral part of these financial statements.

501

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hermes International SCA	4	$8,986
Ipsen SA	4	491
Kering SA	4	1,008
La Francaise des Jeux SACA (3)	8	296
Legrand SA	56	5,492
L’Oreal SA	24	8,599
Louis Hachette Group (1)	47	73
LVMH Moet Hennessy Louis Vuitton SE	27	17,638
Orange SA	18	176
Pluxee NV	92	1,778
Publicis Groupe SA	29	3,041
Renault SA	2	117
Rexel SA	376	9,574
Safran SA	35	7,741
Sanofi SA	219	21,317
Schneider Electric SE	7	1,689
Societe Generale SA	105	2,952
Sodexo SA	15	1,210
Teleperformance SE	111	9,535
TotalEnergies SE	310	17,246
Veolia Environnement SA	96	2,696
Vinci SA	69	7,084
Vivendi SE	47	123

Total France		224,340

Germany – 9.88%
Adidas AG	37	9,189
Allianz SE	28	8,479
BASF SE	204	8,964
Bayer AG	173	3,465
Bechtle AG	68	2,175
Beiersdorf AG	1	173
Continental AG	96	6,475
Covestro AG (1)	58	3,457
Daimler Truck Holding AG	285	10,909
Delivery Hero SE – Class A (1)(3)	30	847
Deutsche Bank AG	22	385
Deutsche Boerse AG	39	9,029
Deutsche Post AG	66	2,337
Deutsche Telekom AG	422	12,649
E.ON SE	23	264
Evonik Industries AG	192	3,338
Fresenius Medical Care AG	134	6,116
Fresenius SE & Co. KGaA (1)	46	1,589
Hannover Rueck SE	1	155
Heidelberg Materials AG	31	3,866
Infineon Technologies AG	371	12,101
K+S AG	87	945
KION Group AG	21	709
Mercedes-Benz Group AG – Class REGISTERED	45	2,528
Merck KGaA	67	9,702
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	8,027
SAP SE	135	33,183
Siemens AG	49	9,564
Siemens Healthineers AG (3)	25	1,328
Symrise AG – Class A	6	617
Vonovia SE	13	381
Zalando SE (1)(3)	110	3,671

Total Germany		176,617

	Shares (000s)	Value (000s)
Hong Kong – 2.50%
AIA Group Ltd.	2,391	$17,177
China Overseas Land & Investment Ltd.	1,887	2,980
CK Asset Holdings Ltd.	474	1,933
CK Hutchison Holdings Ltd.	592	3,147
CLP Holdings Ltd.	642	5,380
Galaxy Entertainment Group Ltd.	1,163	4,896
Hang Seng Bank Ltd.	87	1,064
Hong Kong Exchanges & Clearing Ltd.	69	2,579
Jardine Matheson Holdings Ltd.	57	2,317
MTR Corp. Ltd.	201	698
Power Assets Holdings Ltd.	50	348
Techtronic Industries Co. Ltd.	169	2,215

Total Hong Kong		44,734

Hungary – 0.13%
OTP Bank Nyrt	41	2,251

Total Hungary		2,251

Indonesia – 0.11%
Bank Rakyat Indonesia Persero Tbk PT	7,444	1,879

Total Indonesia		1,879

Ireland – 1.70%
AerCap Holdings NV	39	3,734
AIB Group Plc	374	2,067
Bank of Ireland Group Plc	594	5,415
DCC Plc	36	2,276
Experian Plc	256	11,005
James Hardie Industries Plc (1)	5	167
Kerry Group Plc – Class A	12	1,168
Kingspan Group Plc	10	703
Ryanair Holdings Plc – ADR	22	976
Smurfit WestRock Plc	52	2,817

Total Ireland		30,328

Israel – 0.25%
Bank Leumi Le-Israel BM	110	1,311
Check Point Software Technologies Ltd. (1)	12	2,220
ICL Group Ltd.	181	895
Wix.com Ltd. (1)	1	112

Total Israel		4,538

Italy – 1.92%
Enel SpA	1,407	10,042
Ferrari NV	17	7,070
FinecoBank Banca Fineco SpA	26	446
Generali	25	708
Intesa Sanpaolo SpA	535	2,147
Moncler SpA	22	1,171
Poste Italiane SpA (3)	3	46
Prysmian SpA	65	4,174
Recordati SpA	5	255
Snam SpA	18	82
Terna – Rete Elettrica Nazionale	38	297
UniCredit SpA	196	7,867

Total Italy		34,305

Japan – 18.50%
Advantest Corp.	5	273

The accompanying notes are an integral part of these financial statements.

502

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Aeon Co. Ltd.	10	$232
Aisin Corp.	20	218
Ajinomoto Co., Inc.	5	195
Asahi Kasei Corp.	119	823
Astellas Pharma, Inc.	273	2,653
Bridgestone Corp.	133	4,474
Brother Industries Ltd.	15	252
Canon, Inc.	50	1,637
Chugai Pharmaceutical Co. Ltd.	35	1,521
CyberAgent, Inc.	57	389
Dai-ichi Life Holdings, Inc.	18	482
Daiichi Sankyo Co. Ltd.	17	473
Daikin Industries Ltd.	48	5,542
Denso Corp.	85	1,175
Disco Corp.	3	796
East Japan Railway Co.	12	207
Eisai Co. Ltd.	29	787
ENEOS Holdings, Inc.	54	284
FANUC Corp.	224	5,859
Fast Retailing Co. Ltd.	2	506
FUJIFILM Holdings Corp.	12	248
Fujitsu Ltd.	158	2,777
Fukuoka Financial Group, Inc.	127	3,149
Hankyu Hanshin Holdings, Inc.	26	683
Hikari Tsushin, Inc.	1	130
Hitachi Ltd.	530	12,985
Honda Motor Co. Ltd.	314	2,985
Hoya Corp.	126	15,687
Iida Group Holdings Co. Ltd.	51	770
Inpex Corp.	8	96
Isuzu Motors Ltd.	69	935
ITOCHU Corp.	187	9,205
Japan Post Bank Co. Ltd.	5	43
Japan Post Holdings Co. Ltd.	15	141
Japan Real Estate Investment Corp.	1	717
Japan Tobacco, Inc.	14	359
JFE Holdings, Inc.	60	677
Kao Corp.	14	571
KDDI Corp.	31	997
Keyence Corp.	45	18,210
Komatsu Ltd.	290	7,895
Kyocera Corp.	36	355
Lasertec Corp.	6	591
LY Corp.	316	834
M3, Inc.	61	528
Makita Corp.	12	374
Marubeni Corp.	7	101
McDonald’s Holdings Co. Japan Ltd.	1	39
Minebea Co. Ltd.	192	3,080
MISUMI Group, Inc.	325	4,996
Mitsubishi Corp.	178	2,916
Mitsubishi Electric Corp.	194	3,271
Mitsubishi HC Capital, Inc.	193	1,273
Mitsubishi UFJ Financial Group, Inc.	389	4,539
Mitsui & Co. Ltd.	133	2,767
Mitsui Fudosan Co. Ltd.	440	3,520
Mizuho Financial Group, Inc.	9	210
MS&AD Insurance Group Holdings, Inc.	121	2,618
Murata Manufacturing Co. Ltd.	231	3,670

	Shares (000s)	Value (000s)
Nintendo Co. Ltd.	42	$2,446
Nippon Telegraph & Telephone Corp.	2,811	2,807
Nomura Research Institute Ltd.	11	311
NTT Data Group Corp.	22	418
Olympus Corp.	392	5,859
Ono Pharmaceutical Co. Ltd.	181	1,888
Oriental Land Co. Ltd.	42	901
ORIX Corp.	142	3,059
Otsuka Holdings Co. Ltd.	47	2,579
Panasonic Holdings Corp.	108	1,102
Rakuten Group, Inc. (1)	351	1,890
Recruit Holdings Co. Ltd.	101	7,020
Renesas Electronics Corp. (1)	152	1,925
Resona Holdings, Inc.	964	6,947
SBI Holdings, Inc.	93	2,343
Secom Co. Ltd.	18	618
Seiko Epson Corp.	2	38
Seven & i Holdings Co. Ltd.	298	4,670
Shimano, Inc.	26	3,511
Shin-Etsu Chemical Co. Ltd.	516	16,999
SMC Corp.	17	6,640
Softbank Corp.	282	356
SoftBank Group Corp.	11	606
Sony Group Corp.	1,082	22,799
Subaru Corp.	51	903
Sumitomo Corp.	106	2,283
Sumitomo Mitsui Financial Group, Inc.	738	17,712
Sumitomo Mitsui Trust Group, Inc.	60	1,402
Suntory Beverage & Food Ltd.	185	5,862
Suzuki Motor Corp.	198	2,214
Sysmex Corp.	361	6,617
T&D Holdings, Inc.	113	2,061
Takeda Pharmaceutical Co. Ltd.	170	4,495
TDK Corp.	504	6,484
Terumo Corp.	805	15,545
Tokio Marine Holdings, Inc.	212	7,612
Tokyo Electron Ltd.	12	1,864
Toray Industries, Inc.	766	4,852
Toyota Industries Corp.	50	4,005
Toyota Motor Corp.	200	3,909
Unicharm Corp.	86	707
Yakult Honsha Co. Ltd.	38	727
Yokogawa Electric Corp.	4	87

Total Japan		330,793

Luxembourg – 0.66%
ArcelorMittal	381	8,853
Eurofins Scientific SE	36	1,828
Tenaris SA	57	1,073

Total Luxembourg		11,754

Macau – 0.12%
Sands China Ltd. (1)	794	2,114

Total Macau		2,114

Netherlands – 6.08%
Adyen NV (1)(3)	1	747
Aegon Ltd.	14	84
Akzo Nobel NV	18	1,084
Argenx SE (1)	1	469

The accompanying notes are an integral part of these financial statements.

503

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Argenx SE – ADR (1)	1	$832
ASM International NV	17	10,008
ASML Holding NV	47	32,942
EXOR NV	3	317
Ferrovial SE	6	241
Havas NV (1)	47	78
Heineken Holding NV	20	1,193
Heineken NV	17	1,189
IMCD NV	5	671
ING Groep NV	781	12,238
Koninklijke Ahold Delhaize NV	138	4,517
Koninklijke KPN NV	1,801	6,566
Koninklijke Philips NV	292	7,408
NN Group NV	14	603
NXP Semiconductors NV	3	627
Prosus NV (1)	72	2,844
Randstad NV	110	4,611
Stellantis NV	69	893
Universal Music Group NV	342	8,748
Wolters Kluwer NV	59	9,841

Total Netherlands		108,751

New Zealand – 0.02%
Xero Ltd. (1)	4	385

Total New Zealand		385

Norway – 0.77%
Aker BP ASA	140	2,759
DNB Bank ASA	113	2,256
Equinor ASA	336	7,962
Storebrand ASA	46	487
Telenor ASA	31	341

Total Norway		13,805

Poland – 0.04%
InPost SA (1)	45	762

Total Poland		762

Singapore – 1.20%
DBS Group Holdings Ltd.	487	15,596
Oversea-Chinese Banking Corp. Ltd.	78	950
Sea Ltd. – ADR (1)	7	712
Singapore Airlines Ltd.	54	253
Singapore Exchange Ltd.	44	406
Singapore Telecommunications Ltd.	41	92
United Overseas Bank Ltd.	86	2,289
Wilmar International Ltd.	470	1,068

Total Singapore		21,366

South Korea – 0.62%
Samsung Electronics Co. Ltd.	263	9,393
Shinhan Financial Group Co. Ltd.	50	1,605

Total South Korea		10,998

Spain – 3.09%
Acciona SA	5	576
ACS Actividades Co.	3	153
Aena SME SA (3)	1	306
Amadeus IT Group SA	140	9,911
Banco Bilbao Vizcaya Argentaria SA	44	430

	Shares (000s)	Value (000s)
Banco Santander SA	898	$4,152
CaixaBank SA	1,309	7,107
Iberdrola SA	549	7,561
Industria de Diseno Textil SA	461	23,624
Repsol SA	96	1,167
Telefonica SA	50	204

Total Spain		55,191

Sweden – 1.98%
Alleima AB	1	5
Assa Abloy AB – Class B	15	445
Atlas Copco AB – Class A	219	3,350
Atlas Copco AB – Class B	523	7,071
Autoliv, Inc.	6	538
Boliden AB	4	122
Epiroc AB – Class A	30	531
EQT AB	12	337
Essity AB – Class B	94	2,522
Evolution AB (3)	22	1,662
Fastighets AB Balder – Class B (1)	54	376
H & M Hennes & Mauritz AB – Class B	16	211
Hexagon AB – Class B	87	831
Industrivarden AB – Class C	4	120
Indutrade AB	31	783
Investment AB Latour – Class B	13	320
Investor AB – Class B	20	517
Sagax AB – Class B	13	272
Sandvik AB	61	1,101
Securitas AB – Class B	6	68
Skandinaviska Enskilda Banken AB –Class A	90	1,238
Svenska Handelsbanken AB – Class A	125	1,289
Telefonaktiebolaget LM Ericsson – Class B	314	2,541
Volvo AB – Class B	379	9,206

Total Sweden		35,456

Switzerland – 7.45%
ABB Ltd.	78	4,193
Accelleron Industries AG	1	51
Alcon AG	26	2,195
Barry Callebaut AG (2)	0	651
Chocoladefabriken Lindt & Spruengli AG (2)	0	710
Cie Financiere Richemont SA	56	8,487
DSM-Firmenich AG	12	1,208
EMS-Chemie Holding AG (2)	0	95
Geberit AG	1	328
Givaudan SA (2)	0	428
Glencore Plc (1)	601	2,646
Holcim AG (1)	3	249
Julius Baer Group Ltd.	141	9,167
Kuehne & Nagel International AG	24	5,599
Lonza Group AG	24	14,020
Nestle SA	175	14,374
Novartis AG	148	14,384
Partners Group Holding AG (2)	0	629
Roche Holding AG	3	1,007
Roche Holding AG	92	25,797
Sandoz Group AG	28	1,163
SGS SA	84	8,461
Sonova Holding AG	1	389
Straumann Holding AG	2	297

The accompanying notes are an integral part of these financial statements.

504

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Swisscom AG (2)	0	$90
UBS Group AG	324	9,915
VAT Group AG (3)	8	3,013
Zurich Insurance Group AG	6	3,569

Total Switzerland		133,115

Taiwan – 1.68%
Hon Hai Precision Industry Co. Ltd.	194	1,085
Taiwan Semiconductor Manufacturing Co. Ltd.	84	2,730
Taiwan Semiconductor Manufacturing Co. Ltd. –ADR	133	26,249

Total Taiwan		30,064

United Kingdom – 14.22%
3i Group Plc	245	10,919
Ashtead Group Plc	42	2,597
AstraZeneca Plc – ADR	38	2,517
AstraZeneca Plc	68	8,868
Aviva Plc	541	3,172
BAE Systems Plc	29	420
Barclays Plc	1,826	6,108
Barratt Redrow Plc	66	359
Berkeley Group Holdings Plc	11	517
BP Plc	894	4,420
Bridgepoint Group Plc (3)	167	745
British American Tobacco Plc	14	502
BT Group Plc – Class A	960	1,731
Bunzl Plc	68	2,807
Burberry Group Plc	89	1,084
CNH Industrial NV	110	1,241
Coca-Cola Europacific Partners Plc	16	1,206
Compass Group Plc	574	19,094
Diageo Plc	524	16,663
Dowlais Group Plc	1,097	921
GSK Plc – ADR	39	1,315
GSK Plc	187	3,149
Haleon Plc	246	1,162
HSBC Holdings Plc	1,051	10,323
Inchcape Plc	128	1,232
InterContinental Hotels Group Plc	55	6,805
Intertek Group Plc	11	676
J Sainsbury Plc	2,076	7,095
Kingfisher Plc	790	2,456
Land Securities Group Plc	16	117
Legal & General Group Plc	607	1,744
Liberty Global Ltd. – Class C (1)	48	637
Lloyds Banking Group Plc	8,770	5,989
London Stock Exchange Group Plc	54	7,653
Melrose Industries Plc	314	2,172
National Grid Plc	94	1,116
NatWest Group Plc	2,072	10,383
Next Plc	50	5,956
Pearson Plc	54	869
Persimmon Plc	85	1,265
Reckitt Benckiser Group Plc	195	11,790
RELX Plc	234	10,603
Rio Tinto Plc	85	5,040
Sage Group Plc	342	5,437
Segro Plc	64	563

	Shares (000s)		Value (000s)
Severn Trent Plc		4	$127
Shell Plc – ADR		58	3,642
Shell Plc		303	9,519
Shell Plc		379	11,803
Smith & Nephew Plc		109	1,347
Spirax Group Plc		10	871
SSE Plc		230	4,606
Standard Chartered Plc		599	7,379
Taylor Wimpey Plc		245	373
TechnipFMC Plc		36	1,041
Tesco Plc		2,459	11,311
Travis Perkins Plc		159	1,445
Unilever Plc		143	8,131
United Utilities Group Plc		11	143
Vodafone Group Plc		363	309
Whitbread Plc		6	233
WPP Plc		66	685

Total United Kingdom			254,403

United States – 0.49%
Broadcom, Inc.		13	3,008
Flutter Entertainment Plc (1)		2	397
Linde Plc		2	688
Medtronic Plc		58	4,655

Total United States			8,748

Total Common Stocks (Cost: $1,528,014)			1,733,280

PREFERRED STOCKS – 0.06%
Germany – 0.06%
Henkel AG & Co. KGaA		11	1,003

Total Germany			1,003

Total Preferred Stocks (Cost: $971)			1,003

SHORT-TERM INVESTMENTS – 2.63%
Money Market Funds – 2.57%
Goldman Sachs Financial Square Government Fund – Class I, 4.42% (4)		45,891	45,891

Total Money Market Funds (Cost: $45,891)			45,891

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.06%
BNP Paribas, Paris, 1.15% due 01/02/2025	DKK	413	57
BNP Paribas, Paris, 3.23% due 01/02/2025	AUD	36	22
Brown Brothers Harriman, 1.37% due 01/02/2025	SGD	37	27
Brown Brothers Harriman, 2.31% due 01/03/2025 (2)	NZD	0	0
Brown Brothers Harriman, 2.60% due 01/02/2025	NOK	474	42

The accompanying notes are an integral part of these financial statements.

505

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Citibank, London, 1.96% due 01/02/2025	EUR	374	$388
Citibank, New York, 3.83% due 01/02/2025		$8	8
HSBC, Hong Kong, 4.34% due 01/02/2025	HKD	62	8
Royal Bank of Canada, London, 3.92% due 01/02/2025	GBP	338	423
Royal Bank of Canada, Toronto, 2.30% due 01/02/2025	CAD	96	67
Skandinaviska Enskilda Banken AB, Stockholm, -0.93% due 01/02/2025	SEK	48	4
Sumitomo, Tokyo, 0.01% due 01/06/2025	JPY	1,586	10

Total Time Deposits (Cost: $1,056)			1,056

Total Short-Term Investments (Cost: $46,947)			46,947

TOTAL INVESTMENTS IN SECURITIES – 99.65% (Cost: $1,575,932)			1,781,230

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.35%			6,264

TOTAL NET ASSETS – 100.00%			$1,787,494

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $22,088, which represents 1.24% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

506

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.76%
Consumer Discretionary	13.66
Consumer Staples	7.41
Energy	3.61
Financials	18.45
Healthcare	13.83
Industrials	16.49
Information Technology	11.97
Materials	5.99
Real Estate	0.83
Utilities	1.96

Total Common Stocks	96.96

PREFERRED STOCKS	Percentage of Net Assets
Consumer Staples	0.06

Total Preferred Stocks	0.06

SHORT-TERM INVESTMENTS	2.63

TOTAL INVESTMENTS	99.65
OTHER ASSETS IN EXCESS OF LIABILITIES	0.35

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

507

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Assets
Investments, at value (1)	$18,391,031	$44,350,525	$15,791,696	$3,677,033
Cash*	1,710	11,381	—	0
Over-the-counter credit default swap contracts, at value	—	212	—	—
Over-the-counter interest rate swap contracts, at value	—	402	—	—
Receivable for foreign currency transactions	—	4	—	—
Receivable for investments sold	164,429	6,881,838	4,938	34
Receivable for fund shares sold	21,389	58,699	35,278	9,576
Unrealized appreciation on forward foreign currency exchange contracts	—	63,123	—	—
Unrealized appreciation on unfunded loan commitments	—	0	—	—
Dividend and interest receivable	129,694	274,130	187,982	43,849
Tax reclaim receivable	—	36	—	—
Deposits at broker for futures contracts	5,750	1,077	—	—
Variation margin on futures contracts	—	53,916	2,745	195
Deposits at broker for centrally cleared swap contracts	—	5,276	—	—
Variation margin on centrally cleared swap contracts	—	44,218	—	—
Deposits at broker for TBA commitments	1,629	24,640	—	—
Deposits at broker for Repurchase agreements	—	217	—	—
Prepaid expenses and other assets	101	360	204	7
Total Assets	18,715,733	51,770,054	16,022,843	3,730,694

Liabilities
TBA sale commitments, at value (2)	35,808	483,366	—	—
Over-the-counter credit default swap contracts, at value	—	796	—	—
Over-the-counter interest rate swap contracts, at value	—	717	—	—
Over-the-counter total return swap contracts, at value	—	2,526	—	—
Variation margin on futures contracts	1,141	—	—	—
Due to broker for swap contracts	—	650	—	—
Due to broker for forward foreign currency exchange contracts	—	33,480	—	—
Due to broker for TBA commitments	350	1,317	—	—
Payable for investments purchased	618,392	14,046,579	57,511	14,027
Payable for fund shares redeemed	11,446	21,178	11,526	1,769
Payable for swap contracts	—	529	—	—
Interest payable	56	331	—	—
Payable for sale-buyback transactions	—	106,057	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	16,291	—	—
Variation margin on centrally cleared swap contracts	29	—	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,632	3,926	1,407	448
Payable to Trustees	—	—	—	32
Accrued expenses and other liabilities	1,105	3,079	345	337
Total Liabilities	669,959	14,720,822	70,789	16,613
Net Assets	$18,045,774	$37,049,232	$15,952,054	$3,714,081

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$20,618,865	$42,593,518	$16,372,846	$3,673,609
Total distributable earnings/(loss)	(2,573,091)	(5,544,286)	(420,792)	40,472
Net Assets	$18,045,774	$37,049,232	$15,952,054	$3,714,081
Net Assets	$18,045,774	$37,049,232	$15,952,054	$3,714,081
Shares Outstanding	2,039,870	4,276,593	1,615,521	367,121
Net Asset Value	$8.85	$8.66	$9.87	$10.12

(1) Cost of investments	19,633,698	46,018,758	15,883,245	3,637,704
(2) Proceeds from TBA sale commitments	(36,220)	(487,094)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

508

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$26,614,245	$22,827,268	$5,357,833	$9,205,155
Cash*	0	292	—	—
Receivable for foreign currency transactions*	0	—	—	—
Receivable for investments sold	10,261	1,049	—	2,584
Receivable for fund shares sold	26,534	26,523	9,379	12,240
Dividend and interest receivable	8,651	36,201	4,545	3,093
Tax reclaim receivable	1,093	2,942	125	18
Variation margin on futures contracts	607	378	—	238
Prepaid expenses and other assets	278	150	32	7
Total Assets	26,661,669	22,894,803	5,371,914	9,223,335

Liabilities
Payable for investments purchased	1,482	74,617	—	31,610
Payable for fund shares redeemed	32,488	8,081	1,873	3,325
Payable for foreign currency transactions	—	76	—	—
Payable to Sub-advisers for Investment Advisory Fee	4,055	4,093	986	2,631
Payable to Trustees*	—	—	—	0
Accrued expenses and other liabilities	228	310	70	158
Total Liabilities	38,253	87,177	2,929	37,724
Net Assets	$26,623,416	$22,807,626	$5,368,985	$9,185,611

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$15,327,417	$16,480,183	$4,006,350	$7,029,046
Total distributable earnings/(loss)	11,295,999	6,327,443	1,362,635	2,156,565
Net Assets	$26,623,416	$22,807,626	$5,368,985	$9,185,611
Net Assets	$26,623,416	$22,807,626	$5,368,985	$9,185,611
Shares Outstanding	1,047,146	1,331,422	365,501	569,471
Net Asset Value	$25.42	$17.13	$14.69	$16.13

(1) Cost of investments	16,154,120	16,817,457	3,894,044	6,974,188

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

509

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$8,540,854	$2,093,205	$18,740,966	$1,781,230
Cash*	—	—	600	121
Receivable for foreign currency transactions	—	—	3	2
Receivable for investments sold	8,676	—	427	—
Receivable for fund shares sold	12,226	5,478	27,613	4,912
Dividend and interest receivable	11,805	2,136	21,973	1,271
Tax reclaim receivable	15	6	38,720	4,069
Variation margin on futures contracts	363	—	251	—
Prepaid expenses and other assets	22	38	103	25
Total Assets	8,573,961	2,100,863	18,830,656	1,791,630

Liabilities
Payable for investments purchased*	10,300	0	32,606	2,498
Payable for fund shares redeemed	2,768	660	5,717	967
Interest payable	—	—	4	—
Payable for foreign currency transactions	3	—	27	—
Foreign withholding tax payable	—	—	4,176	—
Payable to Sub-advisers for Investment Advisory Fee	2,676	669	5,206	551
Payable to Trustees	—	1	—	3
Accrued expenses and other liabilities	181	45	871	117
Total Liabilities	15,928	1,375	48,607	4,136
Net Assets	$8,558,033	$2,099,488	$18,782,049	$1,787,494

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$6,506,126	$1,868,472	$17,009,386	$1,622,265
Total distributable earnings/(loss)	2,051,907	231,016	1,772,663	165,229
Net Assets	$8,558,033	$2,099,488	$18,782,049	$1,787,494
Net Assets	$8,558,033	$2,099,488	$18,782,049	$1,787,494
Shares Outstanding	602,511	168,435	1,525,666	160,718
Net Asset Value	$14.20	$12.46	$12.31	$11.12

(1) Cost of investments	6,560,716	1,720,291	16,656,015	1,575,932

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

510

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited)

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Investment Income
Dividend income	$10,201	$22,777	$6,197	$464
Less: Foreign taxes withheld and issuance fees*	—	(41)	—	(0)
Interest	378,945	911,608	266,600	81,413
Less: Foreign taxes withheld	—	(162)	—	—
Other Income*	0	2,046	—	—
Total investment income	389,146	936,228	272,797	81,877
Expenses
Investment advisory fee	28,819	65,999	27,807	6,218
Professional fees	181	347	142	54
Administration fee	6	6	6	5
Fund accounting fees	538	903	459	181
Transfer agent fees and expenses	24	33	22	18
Trustees fees and expenses	131	261	108	23
Printing and mailing expense	46	94	6	9
Custody fees	183	537	75	31
Insurance expense	28	55	23	14
Interest expense	—	2,305	—	—
Registration fees	158	341	260	188
Other expenses	76	146	69	17
Total expenses before fee waivers	30,190	71,027	28,977	6,758
Fee waivers and/or expense reimbursements by Adviser	(19,261)	(43,075)	(19,825)	(3,887)
Net expenses	10,929	27,952	9,152	2,871
Net Investment Income	378,217	908,276	263,645	79,006

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	(37,364)	(50,796)	(36,351)	2,410
TBA sale commitments	796	(6,679)	—	—
Forward foreign currency exchange contracts	—	15,781	—	—
Foreign currency transactions	—	(2,290)	—	—
Futures contracts	5,286	(107,455)	3,615	(269)
Swap contracts	0	35,745	—	—
Net realized gain/(loss)	(31,282)	(115,694)	(32,736)	2,141
Net change in net unrealized appreciation/(depreciation) on:
Investments	32,993	(49,725)	12,163	(12,927)
TBA sale commitments	412	2,384	—	—
Forward foreign currency exchange contracts	—	38,738	—	—
Foreign currency transactions*	0	(1,496)	—	—
Futures contracts	(12,057)	(119,925)	1,254	(156)
Swap contracts	(23)	79,569	—	—
Unfunded loan commitments	—	(2)	—	—
Net change in unrealized appreciation/(depreciation)	21,325	(50,457)	13,417	(13,083)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(9,957)	(166,151)	(19,319)	(10,942)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$368,260	$742,125	$244,326	$68,064

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

511

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$116,701	$251,119	$33,067	$27,755
Less: Foreign taxes withheld and issuance fees	(405)	(1,367)	(150)	(46)
Interest	251	345	79	126
Less: Foreign taxes withheld	—	—	—	—
Other Income*	0	0	—	—
Total investment income	116,547	250,097	32,996	27,835
Expenses
Investment advisory fee	57,723	50,249	10,984	28,689
Professional fees	255	185	56	93
Administration fee	6	5	6	6
Fund accounting fees	411	352	77	148
Transfer agent fees and expenses	28	26	17	20
Trustees fees and expenses	188	159	32	62
Printing and mailing expense	164	58	13	25
Custody fees	104	151	21	85
Insurance expense	40	34	7	13
Registration fees	187	202	113	91
Other expenses	214	487	21	62
Total expenses before fee waivers	59,320	51,908	11,347	29,294
Fee waivers and/or expense reimbursements by Adviser	(35,533)	(26,694)	(5,638)	(14,014)
Net expenses	23,787	25,214	5,709	15,280
Net Investment Income	92,760	224,883	27,287	12,555

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	1,445,097	990,168	1,966	269,722
Foreign currency transactions	22	(313)	—	—
Futures contracts	551	517	—	314
Net realized gain/(loss)	1,445,670	990,372	1,966	270,036
Investments	167,746	153,208	355,217	357,371
Foreign currency transactions	(3)	(180)	—	—
Futures contracts	(198)	(227)	—	(172)
Net change in unrealized appreciation/(depreciation)	167,545	152,801	355,217	357,199
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	1,613,215	1,143,173	357,183	627,235
Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,705,975	$1,368,056	$384,470	$639,790

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

512

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2024 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$79,420	$13,146	$198,549	$18,041
Less: Foreign taxes withheld and issuance fees	(161)	(22)	(13,060)	(1,459)
Interest	127	51	9,479	55
Less: Foreign taxes withheld	—	—	—	—
Other Income*	—	0	3	0
Total investment income	79,386	13,175	194,971	16,637
Expenses
Investment advisory fee	27,517	6,109	58,121	5,347
Professional fees	90	40	185	40
Administration fee	6	6	5	5
Fund accounting fees	148	36	353	47
Transfer agent fees and expenses	19	16	25	16
Trustees fees and expenses	60	12	140	13
Printing and mailing expense	—	8	79	7
Custody fees	107	15	1,172	149
Insurance expense	13	2	30	3
Registration fees	89	68	193	77
Other expenses	78	25	136	11
Total expenses before fee waivers	28,127	6,337	60,439	5,715
Fee waivers and/or expense reimbursements by Adviser	(12,052)	(2,616)	(27,114)	(2,291)
Net expenses	16,075	3,721	33,325	3,424
Net Investment Income	63,311	9,454	161,646	13,213

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	320,112	(66,966)	543,225	8,235
Foreign currency transactions*	(0)	—	(142)	30
Futures contracts	562	—	(144)	—
Net realized gain/(loss)	320,674	(66,966)	542,939	8,265
Investments	259,219	150,042	(694,130)	(58,544)
Foreign currency transactions	(14)	—	(1,014)	(107)
Futures contracts	(224)	—	(59)	—
Net change in unrealized appreciation/(depreciation)	258,981	150,042	(695,203)	(58,651)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	579,655	83,076	(152,264)	(50,386)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$642,966	$92,530	$9,382	$(37,173)

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

513

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income	$378,217	$688,246	$908,276	$1,533,041
Net realized gain/(loss)	(31,282)	(400,813)	(115,694)	(1,218,183)
Net change in unrealized appreciation/(depreciation)	21,325	330,166	(50,457)	952,608
Net increase/(decrease) in net assets resulting from operations	368,260	617,599	742,125	1,267,466
Distributions to Shareholders
From distributable earnings	(381,986)	(694,935)	(936,698)	(1,506,112)
Total distributions	(381,986)	(694,935)	(936,698)	(1,506,112)
Capital Transactions
Proceeds from shares sold	1,593,291	2,795,821	3,837,574	6,823,606
Reinvestment of dividends	381,986	694,935	936,698	1,506,112
Cost of shares redeemed	(988,034)	(2,772,403)	(1,891,717)	(3,954,439)
Net increase/(decrease) from capital transactions	987,243	718,353	2,882,555	4,375,279
Net increase/(decrease) in net assets	973,517	641,017	2,687,982	4,136,633
Net Assets
Beginning of period	17,072,257	16,431,240	34,361,250	30,224,617
End of period	$18,045,774	$17,072,257	$37,049,232	$34,361,250

Change in Shares Outstanding
Shares outstanding, beginning of period	1,930,531	1,847,932	3,951,458	3,440,557
Shares sold	176,445	319,100	432,593	794,349
Shares issued to holders in reinvestments of dividends	42,326	79,148	105,751	174,106
Shares redeemed	(109,432)	(315,649)	(213,209)	(457,554)
Shares outstanding, end of period	2,039,870	1,930,531	4,276,593	3,951,458

The accompanying notes are an integral part of these financial statements.

514

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income	$263,645	$412,687	$79,006	$123,288
Net realized gain/(loss)	(32,736)	(93,409)	2,141	(1,646)
Net change in unrealized appreciation/(depreciation)	13,417	192,801	(13,083)	68,150
Net increase/(decrease) in net assets resulting from operations	244,326	512,079	68,064	189,792
Distributions to Shareholders
From distributable earnings	(263,768)	(412,371)	(79,164)	(122,373)
Total distributions	(263,768)	(412,371)	(79,164)	(122,373)
Capital Transactions
Proceeds from shares sold	2,179,648	4,226,924	686,501	954,122
Reinvestment of dividends	263,768	412,371	79,164	122,373
Cost of shares redeemed	(1,052,869)	(1,865,644)	(206,531)	(375,395)
Net increase/(decrease) from capital transactions	1,390,547	2,773,651	559,134	701,100
Net increase/(decrease) in net assets	1,371,105	2,873,359	548,034	768,519
Net Assets
Beginning of period	14,580,949	11,707,590	3,166,047	2,397,528
End of period	$15,952,054	$14,580,949	$3,714,081	$3,166,047

Change in Shares Outstanding
Shares outstanding, beginning of period	1,475,863	1,194,640	312,398	241,940
Shares sold	218,977	429,849	67,181	96,194
Shares issued to holders in reinvestments of dividends	26,514	42,075	7,738	12,398
Shares redeemed	(105,833)	(190,701)	(20,196)	(38,134)
Shares outstanding, end of period	1,615,521	1,475,863	367,121	312,398

The accompanying notes are an integral part of these financial statements.

515

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income	$92,760	$196,119	$224,883	$394,743
Net realized gain/(loss)	1,445,670	1,757,942	990,372	1,007,229
Net change in unrealized appreciation/(depreciation)	167,545	3,538,925	152,801	1,416,039
Net increase/(decrease) in net assets resulting from operations	1,705,975	5,492,986	1,368,056	2,818,011
Distributions to Shareholders
From distributable earnings	(1,795,136)	(190,323)	(1,574,254)	(982,206)
Total distributions	(1,795,136)	(190,323)	(1,574,254)	(982,206)
Capital Transactions
Proceeds from shares sold	1,744,092	3,300,472	1,861,726	3,723,473
Reinvestment of dividends	1,795,136	190,323	1,574,254	982,206
Cost of shares redeemed	(1,818,107)	(6,662,121)	(1,546,274)	(2,470,116)
Net increase/(decrease) from capital transactions	1,721,121	(3,171,326)	1,889,706	2,235,563
Net increase/(decrease) in net assets	1,631,960	2,131,337	1,683,508	4,071,368
Net Assets
Beginning of period	24,991,456	22,860,119	21,124,118	17,052,750
End of period	$26,623,416	$24,991,456	$22,807,626	$21,124,118

Change in Shares Outstanding
Shares outstanding, beginning of period	980,374	1,112,706	1,223,012	1,080,442
Shares sold	65,982	147,526	101,835	232,116
Shares issued to holders in reinvestments of dividends	69,349	8,470	90,889	59,965
Shares redeemed	(68,559)	(288,328)	(84,314)	(149,511)
Shares outstanding, end of period	1,047,146	980,374	1,331,422	1,223,012

The accompanying notes are an integral part of these financial statements.

516

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income	$27,287	$39,493	$12,555	$19,938
Net realized gain/(loss)	1,966	(52,960)	270,036	478,467
Net change in unrealized appreciation/(depreciation)	355,217	743,726	357,199	449,924
Net increase/(decrease) in net assets resulting from operations	384,470	730,259	639,790	948,329
Distributions to Shareholders
From distributable earnings	(48,609)	(32,394)	(52,856)	(24,210)
Total distributions	(48,609)	(32,394)	(52,856)	(24,210)
Capital Transactions
Proceeds from shares sold	829,957	1,698,836	776,612	1,240,224
Reinvestment of dividends	48,609	32,394	52,856	24,210
Cost of shares redeemed	(308,232)	(492,529)	(567,436)	(968,254)
Net increase/(decrease) from capital transactions	570,334	1,238,701	262,032	296,180
Net increase/(decrease) in net assets	906,195	1,936,566	848,966	1,220,299
Net Assets
Beginning of period	4,462,790	2,526,224	8,336,645	7,116,346
End of period	$5,368,985	$4,462,790	$9,185,611	$8,336,645

Change in Shares Outstanding
Shares outstanding, beginning of period	326,155	228,526	552,274	531,498
Shares sold	57,380	135,399	49,181	87,220
Shares issued to holders in reinvestments of dividends	3,269	2,725	3,235	1,693
Shares redeemed	(21,303)	(40,495)	(35,219)	(68,137)
Shares outstanding, end of period	365,501	326,155	569,471	552,274

The accompanying notes are an integral part of these financial statements.

517

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income	$63,311	$111,737	$9,454	$10,018
Net realized gain/(loss)	320,674	502,003	(66,966)	(37,929)
Net change in unrealized appreciation/(depreciation)	258,981	299,254	150,042	122,727
Net increase/(decrease) in net assets resulting from operations	642,966	912,994	92,530	94,816
Distributions to Shareholders
From distributable earnings	(647,087)	(283,211)	(15,135)	(7,908)
Total distributions	(647,087)	(283,211)	(15,135)	(7,908)
Capital Transactions
Proceeds from shares sold	630,005	1,035,679	473,557	844,193
Reinvestment of dividends	647,087	283,211	15,135	7,908
Cost of shares redeemed	(596,511)	(839,589)	(109,400)	(129,639)
Net increase/(decrease) from capital transactions	680,581	479,301	379,292	722,462
Net increase/(decrease) in net assets	676,460	1,109,084	456,687	809,370
Net Assets
Beginning of period	7,881,573	6,772,489	1,642,801	833,431
End of period	$8,558,033	$7,881,573	$2,099,488	$1,642,801

Change in Shares Outstanding
Shares outstanding, beginning of period	554,843	519,776	138,368	77,205
Shares sold	41,418	76,248	37,519	72,030
Shares issued to holders in reinvestments of dividends	44,963	20,428	1,205	692
Shares redeemed	(38,713)	(61,609)	(8,657)	(11,559)
Shares outstanding, end of period	602,511	554,843	168,435	138,368

The accompanying notes are an integral part of these financial statements.

518

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Year Ended June 30, 2024
Operations
Net investment income	$161,646	$410,738	$13,213	$35,241
Net realized gain/(loss)	542,939	136,946	8,265	(30,128)
Net change in unrealized appreciation/(depreciation)	(695,203)	1,179,515	(58,651)	120,138
Net increase/(decrease) in net assets resulting from operations	9,382	1,727,199	(37,173)	125,251
Distributions to Shareholders
From distributable earnings	(961,912)	(432,043)	(43,477)	(25,281)
Total distributions	(961,912)	(432,043)	(43,477)	(25,281)
Capital Transactions
Proceeds from shares sold	1,854,911	3,309,207	307,925	721,292
Reinvestment of dividends	961,912	432,043	43,477	25,281
Cost of shares redeemed	(1,317,086)	(3,205,748)	(132,025)	(334,142)
Net increase/(decrease) from capital transactions	1,499,737	535,502	219,377	412,431
Net increase/(decrease) in net assets	547,207	1,830,658	138,727	512,401
Net Assets
Beginning of period	18,234,842	16,404,184	1,648,767	1,136,366
End of period	$18,782,049	$18,234,842	$1,787,494	$1,648,767

Change in Shares Outstanding
Shares outstanding, beginning of period	1,408,134	1,356,688	141,950	104,627
Shares sold	138,245	274,026	25,988	64,824
Shares issued to holders in reinvestments of dividends	76,961	35,125	3,882	2,284
Shares redeemed	(97,674)	(257,705)	(11,102)	(29,785)
Shares outstanding, end of period	1,525,666	1,408,134	160,718	141,950

The accompanying notes are an integral part of these financial statements.

519

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2024 (Unaudited)	$8.84	0.19	0.01	0.20	(0.19)	—	(0.19)
For the year ended June 30, 2024	$8.89	0.36	(0.05)	0.31	(0.36)	—	(0.36)
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2024 (Unaudited)	$8.70	0.22	(0.03)	0.19	(0.23)	—	(0.23)
For the year ended June 30, 2024	$8.78	0.41	(0.08)	0.33	(0.41)	—	(0.41)
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2024 (Unaudited)	$9.88	0.17	(0.01)	0.16	(0.17)	—	(0.17)
For the year ended June 30, 2024	$9.80	0.32	0.07	0.39	(0.31)	—	(0.31)
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
Bridge Builder Municipal High-Income Bond Fund
Six months ended December 31, 2024 (Unaudited)	$10.13	0.24	(0.01)	0.23	(0.24)	—	(0.24)
For the year ended June 30, 2024	$9.91	0.46	0.22	0.68	(0.46)	—	(0.46)
For the period 4/13/23(6) - 6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2024 (Unaudited)	$25.49	0.09	1.66	1.75	(0.18)	(1.64)	(1.82)
For the year ended June 30, 2024	$20.54	0.18	4.94	5.12	(0.17)	—	(0.17)
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2024 (Unaudited)	$17.27	0.18	0.94	1.12	(0.17)	(1.09)	(1.26)
For the year ended June 30, 2024	$15.78	0.34	2.00	2.34	(0.34)	(0.51)	(0.85)
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
Bridge Builder Tax Managed Large Cap Fund
Six months ended December 31, 2024 (Unaudited)	$13.68	0.08	1.06	1.14	(0.13)	—	(0.13)
For the year ended June 30, 2024	$11.05	0.15	2.61	2.76	(0.13)	—	(0.13)
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2024 (Unaudited)	$15.10	0.02	1.10	1.12	(0.09)	—	(0.09)
For the year ended June 30, 2024	$13.39	0.04	1.71	1.75	(0.04)	—	(0.04)
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2024 (Unaudited)	$14.21	0.11	1.03	1.14	(0.19)	(0.96)	(1.15)
For the year ended June 30, 2024	$13.03	0.21	1.50	1.71	(0.19)	(0.34)	(0.53)
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
Bridge Builder Tax Managed Small/Mid Cap Fund
Six months ended December 31, 2024 (Unaudited)	$11.87	0.06	0.62	0.68	(0.09)	—	(0.09)
For the year ended June 30, 2024	$10.80	0.10	1.06	1.16	(0.09)	—	(0.09)
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2024 (Unaudited)	$12.95	0.11	(0.10)	0.01	(0.36)	(0.29)	(0.65)
For the year ended June 30, 2024	$12.09	0.29	0.87	1.16	(0.30)	—	(0.30)
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
Bridge Builder Tax Managed International Equity Fund
Six months ended December 31, 2024 (Unaudited)	$11.62	0.09	(0.31)	(0.22)	(0.28)	—	(0.28)
For the year ended June 30, 2024	$10.86	0.29	0.68	0.97	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.

(2)	Per share amounts based on average number of shares outstanding during the year/period.

(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(6)	Inception Date.

(7)	Since inception return.

(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

520

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$8.85	2.27%		$18,046	0.34%	0.12%	4.20%	53%
$8.84	3.65%		$17,072	0.34%	0.12%	4.11%	127%
$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%		$14,140	0.34%	0.13%	2.91%	137%

$8.66	2.14%		$37,049	0.39%	0.15%	4.95%	212%
$8.70	3.86%		$34,361	0.44%	0.21%	4.78%	331%
$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%		$19,434	0.39%	0.16%	3.08%	164%

$9.87	1.63%		$15,952	0.38%	0.12%	3.41%	18%
$9.88	4.11%		$14,581	0.38%	0.13%	3.22%	31%
$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%		$6,520	0.38%	0.16%	2.47%	41%

$10.12	2.23%		$3,714	0.39%	0.17%	4.57%	13%
$10.13	7.06%		$3,166	0.43%	0.20%	4.66%	19%
$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.38%	6	%(8)

$25.42	6.78%		$26,623	0.45%	0.18%	0.71%	26%
$25.49	25.06%		$24,991	0.45%	0.18%	0.81%	24%
$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%		$13,464	0.46%	0.22%	0.90%	42%

$17.13	6.47%		$22,808	0.45%	0.22%	1.97%	12%
$17.27	15.15%		$21,124	0.45%	0.23%	2.08%	20%
$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%		$12,499	0.46%	0.24%	1.94%	36	%(8)

$14.69	8.35%		$5,369	0.45%	0.23%	1.09%	16%
$13.68	25.17%		$4,463	0.46%	0.25%	1.24%	22%
$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$16.13	7.43%		$9,186	0.65%	0.34%	0.28%	33%
$15.10	13.12%		$8,337	0.66%	0.36%	0.26%	66%
$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%		$4,794	0.66%	0.38%	0.34%	65%

$14.20	8.00%		$8,558	0.65%	0.37%	1.47%	23%
$14.21	13.28%		$7,882	0.66%	0.39%	1.54%	46%
$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%		$5,101	0.66%	0.42%	1.44%	50%

$12.46	5.73%		$2,099	0.66%	0.39%	0.99%	24%
$11.87	10.90%		$1,643	0.68%	0.42%	0.93%	29%
$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$12.31	0.12%		$18,782	0.62%	0.34%	1.67%	13%
$12.95	9.75%		$18,235	0.63%	0.35%	2.37%	32%
$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%		$11,345	0.63%	0.33%	2.10%	36%

$11.12	(1.93)%		$1,787	0.64%	0.38%	1.48%	30%
$11.62	9.06%		$1,649	0.65%	0.39%	2.63%	18%
$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

521

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2024 the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

Each Fund is diversified, except for the Large Cap Growth Fund, which is non-diversified, and each currently offers a single class of shares. The Funds are available for investment exclusively to eligible clients participating in certain investment advisory programs sponsored by Edward Jones (the “Advisory Programs”), as described in greater detail in the Funds’ prospectuses, and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

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c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2024, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments

523

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and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – During the reporting period, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The issuance of this new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

ASU 2023-07 enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). The CODM is comprised of a group of individuals, including the Principal Executive Officer and Principal Financial Officer of the Trust, who have discrete information available to them to make decisions about resources to be allocated to the segment and assess its performance. Each of the Funds is considered to be a single operating segment and the CODM monitors the performance and operating results for each Fund as a whole in order to execute strategic allocation determinations. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

b) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be

524

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Notes to Financial Statements (Unaudited) (Continued)

successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the

Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, all Funds, except the Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with

525

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Notes to Financial Statements (Unaudited) (Continued)

multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Schedule of Investments are gross settlement amounts. During the period, the Core Plus Bond Fund participated in repurchase agreements.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond and Core Bond Funds entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally

526

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund entered into total return swap contracts.

Master Agreements – Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s

527

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and Liabilities.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of December 31, 2024.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Finastra USA, Inc.	$98	$98	$—

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at December 31, 2024.

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Notes to Financial Statements (Unaudited) (Continued)

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
Deutsche Bank AG	11/17/2020	$6,700	$5,872	0.03%

		$6,700	$5,872	0.03%

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
AI Mansart	6/22/2023 - 8/30/2024	$391	$387	0.00	%*
Alpha Star Holding VIII Ltd.	10/5/2023	296	307	0.00	*
AmSurg Corp.	11/2/2023 - 11/6/2023	3,101	4,164	0.01
Angolan Government International Bond	10/11/2024 - 10/29/2024	729	701	0.00	*
Asimi Funding 2024-1 Plc	7/19/2024	551	533	0.00	*
Asset-Backed European Securitisation Transaction Twenty-Three Sarl	10/24/2024	431	418	0.00	*
Atlas Funding 2024-1 Plc	05/23/2024	382	374	0.00	*
Auto ABS Italian Stella Loans 2024-1 SRL	06/13/2024	364	351	0.00	*
Auto1 Car Funding Sarl	07/17/2024	218	211	0.00	*
Benin Government International Bond	11/25/2024	173	171	0.00	*
Braccan Mortgage Funding 2024-1 Plc	9/4/2024 - 11/5/2024	2,237	2,152	0.01
Brignole Co.	06/18/2024	318	250	0.00	*
Bundesrepublik Deutschland Bundesanleihe	11/26/2024	12,800	12,225	0.03
Cardiff Auto Receivables Securitisation 2024-1 Plc	8/09/2024	1,448	1,425	0.01
Citadel 2024-1 Plc	10/31/2024	991	957	0.00	*
Corp. Financiera de Desarrollo SA	11/08/2023	196	200	0.00	*
Costa Rica Government International Bond	11/8/2023 - 6/28/2024	2,656	2,640	0.01
Deutsche Bank AG	6/21/2021 - 1/11/2023	4,147	3,234	0.01
Diamond II Ltd.	12/16/2024	1,016	1,012	0.00	*
Dominican Republic International Bond	6/22/2023	101	102	0.00	*
Dowson 2024-1 Plc	10/18/2024 - 11/14/2024	2,928	1,898	0.01
DP World Salaam	11/17/2023	196	199	0.00	*
Ecuador Government International Bond	10/18/2024 - 10/29/2024	550	486	0.00	*
Edenbrook Mortgage Funding Plc	07/3/2024	1,193	1,171	0.00	*
Eesti Energia AS	07/8/2024	604	615	0.00	*
Egypt Government International Bond	11/22/2022 - 12/17/2024	1,811	1,748	0.01
El Salvador Government International Bond	11/25/2024	360	364	0.00	*
European Union	11/8/2023 - 11/11/2024	52,960	52,539	0.14
Exmoor Funding 2024-1 Plc	5/30/2024	387	382	0.00	*
Fortuna Consumer Loan Abs 2024-2 DAC	09/13/2024	1,328	1,247	0.01
Freeport Indonesia PT	6/22/2023	195	197	0.00	*
FTA Consumo Santander	10/30/2024	973	932	0.00	*
Gabon Government International Bond	5/2/2024 - 10/11/2024	590	546	0.00	*
Golden Bar Securitisation Srl	9/13/2024	931	764	0.00	*
Golden Ray SA - Compartment 1	10/31/2024	107	103	0.00	*
Grupo Posadas SAB de CV	9/6/2022 - 6/11/2024	275	324	0.00	*
Guatemala Government Bond	11/17/2023	371	252	0.00	*
Hermitage 2024 Plc	6/28/2024	988	813	0.00	*
Hill FL 2024-2 BV	9/26/2024	224	208	0.00	*
Hilton Garden Inn Waikiki	6/17/2024	5,082	5,082	0.02
Hungary Government International Bond	01/18/2024	2,094	2,049	0.01
Intelsat SA	6/19/2017 - 7/3/2023	24,897	13,279	0.04
Italian Stella Loans Srl	11/19/2024	106	104	0.00	*
Ivory Coast Government International Bond	11/9/2023 - 11/1/2024	1,202	1,190	0.00	*
Kenbourne Invest SA	11/14/2023 - 12/1/2023	257	170	0.00	*
Kingdom of Belgium Government Bond	2/15/2024 - 4/22/2024	19,761	14,289	0.04
Lebanon Government International Bond	12/20/2024	20	19	0.00	*
Magellan Capital Holdings Plc	06/27/2024	304	317	0.00	*
Medco Laurel Tree Pte Ltd.	12/16/2024	1,002	995	0.00	*

529

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Notes to Financial Statements (Unaudited) (Continued)

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
MHP Lux SA	11/14/2023	$223	$294	0.00	%*
Mila 2024-1 BV	05/23/2024	216	206	0.00	*
Miltonia Mortgage Finance Srl	05/24/2024	662	639	0.00	*
Mong Duong Finance Holdings BV	3/18/2020 - 12/16/2024	1,271	952	0.01
Montenegro Government International Bond	3/15/2024	105	104	0.00	*
Morgan Stanley	2/11/2020	12,558	9,607	0.03
Mortimer 2024-Mix Plc	10/31/2024 - 11/1/2024	561	541	0.00	*
NAK Naftogaz Ukraine via Kondor Finance Plc	2/27/2024	523	699	0.00	*
New Generation Gas Gathering LLC	9/30/2024	3,814	2,783	0.01
Newday Funding Master Issuer Plc - Series 2024-2	6/20/2024	1,416	1,399	0.01
Nigeria Government International Bond	1/12/2024 - 10/11/2024	1,284	1,289	0.01
Noria DE 2024	7/17/2024	545	518	0.00	*
North Macedonia Government International Bond	11/9/2023	110	108	0.00	*
OCP SA	9/23/2022	252	256	0.00	*
Oleoducto Central SA	7/13/2022 - 7/18/2022	478	322	0.00	*
Oman Government International Bond	11/9/2023	187	202	0.00	*
Paraguay Government International Bond	11/22/2023	166	174	0.00	*
PCL Funding IX Plc	5/16/2024	429	425	0.00	*
Pertamina Persero PT	11/8/2023	181	188	0.00	*
Petroleos de Venezuela SA	7/26/2024	183	125	0.00	*
Pierpont BTL 2024-1 Plc	10/23/2024	156	149	0.00	*
Pony SA Compartment German Auto Loans 2024-1	6/27/2024	214	207	0.00	*
Project Grange Corp.	6/21/2024	4,427	4,427	0.01
Quarzo Srl	6/14/2024	292	285	0.00	*
Red & Black Auto Italy Srl	9/6/2024	121	113	0.00	*
Republic of Cameroon International Bond	7/23/2024	348	345	0.00	*
Republic of Kenya Government International Bond	11/25/2024	198	197	0.00	*
Samarco Mineracao SA	2/13/2024 - 12/30/2024	954	994	0.01
Saudi Government International Bond	11/16/2022	863	162	0.00	*
SC Germany SA Compartment Consumer 2024-2	10/17/2024	543	518	0.00	*
SCF Rahoituspalvelut XIII DAC	5/23/2024	108	104	0.00	*
Senegal Government International Bond	10/29/2024	530	504	0.00	*
SoftBank Group Corp.	12/16/2024	1,031	1,021	0.00	*
Stratton Mortgage Funding 2024-3 Plc	5/30/2024	216	213	0.00	*
Studio City Co. Ltd.	12/18/2024 - 12/20/2024	1,586	1,578	0.01
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2	10/2/2024	332	312	0.00	*
Thunder Logistics 2024-1 DAC	10/16/2024	860	819	0.00	*
Tower Bridge Funding 2024-3 Plc	9/5/2024	292	278	0.00	*
UK Logistics 2024-1 DAC	5/10/2024	510	511	0.00	*
Ukraine Government International Bond	6/19/2023 - 11/26/2024	931	1,371	0.01
United Kingdom Gilt	5/10/2024 - 11/1/2024	39,783	23,457	0.06
Vantage Data Centers Jersey Borrower Spv Ltd	5/17/2024	1,130	1,129	0.00	*
Venezuela Government International Bond	9/12/2018 - 7/23/2024	1,145	796	0.00	*
VF Ukraine PAT via VFU Funding Plc	11/16/2023 - 11/17/2023	429	510	0.00	*
Winchester 1 Plc	10/31/2024	388	374	0.00	*
WOM SA	11/4/2024	923	923	0.00	*
YPF SA	7/12/2024	205	219	0.00	*
Zambia Government International Bond	11/25/2024	279	286	0.00	*

		$238,200	$196,729	0.53%

530

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Notes to Financial Statements (Unaudited) (Continued)

Municipal High-Income Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
County of Anne Arundel MD	04/21/2023	$590	$590	0.02%
Monroe County Hospital Authority	06/14/2024	3,490	3,420	0.09

		$4,080	$4,010	0.11%

Small/Mid Cap Growth Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
OmniAb, Inc. - Class CR3**	8/10/2015 - 8/22/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/10/2015 - 8/22/2022	—	—	0.00	*

		$—	$—	0.00	%*

Small/Mid Cap Value Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
OmniAb, Inc. - Class CR3**	6/25/2021 - 9/7/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	6/25/2021 - 9/7/2022	—	—	0.00	*

		$—	$—	0.00	%*

Tax Managed Small/Mid Cap Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
OmniAb, Inc. - Class CR3**	8/25/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/25/2022	—	—	0.00	*

		$—	$—	0.00	%*

International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2024 (000s)	% of Net Assets at December 31, 2024
Severstal PAO**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

531

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Notes to Financial Statements (Unaudited) (Continued)

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

During the six-month period ended December 31, 2024, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$106,057	$109,687	$2,305	4.91%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the six-month period ended December 31, 2024, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a

532

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Notes to Financial Statements (Unaudited) (Continued)

security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

533

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Notes to Financial Statements (Unaudited) (Continued)

Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

534

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments as of December 31, 2024.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$2,010,955	$—	$2,010,955
Corporate Bonds
Basic Materials	—	157,834	—	157,834
Communications	—	382,301	—	382,301
Consumer, Cyclical	—	239,067	—	239,067
Consumer, Non-cyclical	—	543,133	—	543,133
Energy	—	635,589	—	635,589
Financials	—	2,110,834	—	2,110,834
Government	—	5,178	—	5,178
Industrials	—	285,490	—	285,490
Technology	—	188,375	—	188,375
Utilities	—	615,019	—	615,019
Government Related
Other Government Related	—	185,162	—	185,162
U.S. Treasury Obligations	—	4,318,226	—	4,318,226
Mortgage-Backed Obligations	—	6,217,664	—	6,217,664
Preferred Stocks
Financials	1,527	—	—	1,527
Short-Term Investments
Money Market Funds	494,555	—	—	494,555
Time Deposits	—	122	—	122
Futures Contracts (1)	2,927	—	—	2,927
Swap Contracts (1)	—	588	—	588
Total Assets	$499,009	$17,895,537	$—	$18,394,546
Liabilities
TBA Sale Commitments	$—	$(35,808)	$—	$(35,808)
Futures Contracts (1)	(10,674)	—	—	(10,674)
Swap Contracts (1)	—	(617)	—	(617)
Total Liabilities	$(10,674)	$(36,425)	$—	$(47,099)

535

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Asset-Backed Obligations	$—	$5,354,540	$28,275		$5,382,815
Corporate Bonds
Basic Materials	—	244,382	—		244,382
Communications	—	884,984	62		885,046
Consumer, Cyclical	—	797,074	—		797,074
Consumer, Non-cyclical	—	1,013,695	—		1,013,695
Energy	—	1,076,476	8,335		1,084,811
Financials	—	3,367,573	—		3,367,573
Industrials	—	721,984	—		721,984
Technology	—	644,281	4,427		648,708
Utilities	—	740,441	—		740,441
Convertible Securities
Communications	—	11,680	—		11,680
Consumer, Non-cyclical	—	22,127	—		22,127
Utilities	—	9,152	—		9,152
Government Related
Other Government Related	—	1,360,814	—		1,360,814
U.S. Treasury Obligations	—	8,717,757	—		8,717,757
Mortgage-Backed Obligations	—	18,021,522	12,682		18,034,204
U.K. Treasury Bonds	—	84,881	—		84,881
Bank Loans	—	253,310	12,100		265,410
Common Stocks
Communications	3,817	13,279	774		17,870
Financials*	—	—	—	(2)	—
Healthcare	—	—	4,164		4,164
Convertible Preferred Stocks
Industrials	20,789	—	—		20,789
Preferred Stocks
Financials*	—	—	—	(2)	—
Warrants
Communications	—	—	81		81
Short-Term Investments
Money Market Funds	647,145	—	—		647,145
Government Related	—	195,814	—		195,814
Corporate Bonds	—	22,483	—		22,483
Repurchase Agreements	—	5,800	—		5,800
U.S. Treasury Bills	—	5,878	—		5,878
Time Deposits	—	37,947	—		37,947
Futures Contracts (1)	21,089	—	—		21,089
Forward Foreign Currency Exchange Contracts (1)	—	63,123	—		63,123
Swap Contracts (1)	—	236,083	—		236,083
Total Assets	$692,840	$43,907,080	$70,900		$44,670,820
Liabilities
TBA Sale Commitments	$—	$(483,366)	$—		$(483,366)
Futures Contracts (1)	(112,412)	—	—		(112,412)
Forward Foreign Currency Exchange Contracts (1)	—	(16,291)	—		(16,291)
Swap Contracts (1)	—	(24,568)	—		(24,568)
Total Liabilities	$(112,412)	$(524,225)	$—		$(636,637)

536

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Notes to Financial Statements (Unaudited) (Continued)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$761,437	$—	$761,437
General Obligation	—	3,303,080	—	3,303,080
General Revenue	—	4,543,011	—	4,543,011
Healthcare	—	1,687,746	—	1,687,746
Housing	—	1,261,190	—	1,261,190
Transportation	—	2,498,062	—	2,498,062
Utilities	—	1,564,159	—	1,564,159
Short-Term Investments
Money Market Funds	170,807	—	—	170,807
Time Deposits	—	2,204	—	2,204
Futures Contracts (1)	1,254	—	—	1,254
Total Assets	$172,061	$15,620,889	$—	$15,792,950

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$332,635	$—	$332,635
General Obligation	—	213,720	—	213,720
General Revenue	—	1,549,789	—	1,549,789
Healthcare	—	634,791	—	634,791
Housing	—	322,909	—	322,909
Transportation	—	421,141	—	421,141
Utilities	—	191,883	—	191,883
Common Stocks
Basic Materials	2	—	—	2
Consumer, Cyclical	3	—	—	3
Short-Term Investments
Money Market Funds	8,753	—	—	8,753
Time Deposits	—	1,407	—	1,407
Total Assets	$8,758	$3,668,275	$—	$3,677,033
Liabilities
Futures Contracts (1)	$(85)	$—	$—	$(85)
Total Liabilities	$(85)	$—	$—	$(85)

537

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Notes to Financial Statements (Unaudited) (Continued)

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$3,085,835	$—	$—	$3,085,835
Consumer Discretionary	3,495,939	23,259	—	3,519,198
Consumer Staples	606,747	—	—	606,747
Energy	303,948	—	—	303,948
Financials	3,475,262	—	—	3,475,262
Healthcare	3,015,178	17,235	—	3,032,413
Industrials	1,779,713	—	—	1,779,713
Information Technology	9,914,727	—	—	9,914,727
Materials	250,901	—	—	250,901
Real Estate	198,589	—	—	198,589
Utilities	6,249	—	—	6,249
Exchange Traded Funds	28,331	—	—	28,331
Short-Term Investments
Money Market Funds	409,194	—	—	409,194
Time Deposits	—	3,138	—	3,138
Futures Contracts (1)	0	—	—	0
Total Assets	$26,570,613	$43,632	$—	$26,614,245
Liabilities
Futures Contracts (1)	$(200)	$—	$—	$(200)
Total Liabilities	$(200)	$—	$—	$(200)

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$1,469,219	$—	$—	(2)	$1,469,219
Consumer Discretionary	1,680,466	118,691	—		1,799,157
Consumer Staples	1,698,897	462,180	—		2,161,077
Energy	1,348,336	56,046	—		1,404,382
Financials	4,913,892	—	—		4,913,892
Healthcare	2,879,802	108,014	—		2,987,816
Industrials	2,445,523	259,063	—		2,704,586
Information Technology	2,148,188	25,919	—		2,174,107
Materials	912,878	—	—		912,878
Real Estate	748,891	—	—		748,891
Utilities	762,077	—	—		762,077
Convertible Preferred Stocks
Industrials	15,971	—	—		15,971
Utilities	6,819	—	—		6,819
Preferred Stocks
Consumer Discretionary	—	21,568	—		21,568
Short-Term Investments
Money Market Funds	730,938	—	—		730,938
Time Deposits	—	13,890	—		13,890
Total Assets*	$21,761,897	$1,065,371	$—		$22,827,268
Liabilities
Futures Contracts (1)	$(223)	$—	$—		$(223)
Total Liabilities	$(223)	$—	$—		$(223)

538

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Notes to Financial Statements (Unaudited) (Continued)

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$514,259	$—	$—	$514,259
Consumer Discretionary	516,411	—	—	516,411
Consumer Staples	213,172	—	—	213,172
Energy	235,628	—	—	235,628
Financials	836,498	—	—	836,498
Healthcare	523,266	—	—	523,266
Industrials	432,863	—	—	432,863
Information Technology	1,421,097	—	—	1,421,097
Materials	206,498	—	—	206,498
Real Estate	137,712	—	—	137,712
Utilities	155,188	—	—	155,188
Short-Term Investments
Money Market Funds	164,680	—	—	164,680
Time Deposits	—	561	—	561
Total Assets	$5,357,272	$561	$—	$5,357,833

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$334,763	$—	$—		$334,763
Consumer Discretionary*	934,543	—	—	(2)	934,543
Consumer Staples	461,039	—	—		461,039
Energy	206,776	—	—		206,776
Financials	965,843	—	—		965,843
Healthcare	1,815,250	—	14		1,815,264
Industrials	1,866,815	—	—		1,866,815
Information Technology	2,227,727	—	—		2,227,727
Materials	92,495	—	—		92,495
Real Estate	94,457	—	—		94,457
Utilities	11,262	—	—		11,262
Warrants
Healthcare	—	—	1		1
Short-Term Investments
Money Market Funds	193,217	—	—		193,217
Time Deposits	—	953	—		953
Total Assets	$9,204,187	$953	$15		$9,205,155
Liabilities
Futures Contracts (1)	$(148)	$—	$—		$(148)
Total Liabilities	$(148)	$—	$—		$(148)

539

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Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$82,625	$—	$—	(2)	$82,625
Consumer Discretionary*	1,055,022	—	—	(2)	1,055,022
Consumer Staples	346,346	—	—		346,346
Energy	483,483	—	—		483,483
Financials	1,854,784	—	—		1,854,784
Healthcare	563,199	—	14		563,213
Industrials	1,754,903	2,764	—		1,757,667
Information Technology	798,135	—	—		798,135
Materials	492,956	—	—		492,956
Real Estate	674,670	—	—		674,670
Utilities	301,058	—	—		301,058
Warrants
Healthcare	—	—	4		4
Short-Term Investments
Money Market Funds	129,323	—	—		129,323
Time Deposits	—	1,568	—		1,568
Total Assets	$8,536,504	$4,332	$18		$8,540,854
Liabilities
Futures Contracts (1)	$(190)	$—	$—		$(190)
Total Liabilities	$(190)	$—	$—		$(190)

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$36,833	$—	$—		$36,833
Consumer Discretionary	226,588	—	—		226,588
Consumer Staples	69,969	—	—		69,969
Energy	90,519	—	—		90,519
Financials	332,895	—	—		332,895
Healthcare*	235,728	—	0	(2)	235,728
Industrials	470,798	—	—		470,798
Information Technology	341,005	—	—		341,005
Materials	91,833	—	—		91,833
Real Estate	108,553	—	—		108,553
Utilities	56,800	—	—		56,800
Short-Term Investments
Money Market Funds	31,658	—	—		31,658
Time Deposits	—	26	—		26
Total Assets*	$2,093,179	$26	$0		$2,093,205

540

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Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$258,000	$773,097	$—		$1,031,097
Consumer Discretionary	458,111	1,879,286	—		2,337,397
Consumer Staples*	131,275	1,490,063	—	(2)	1,621,338
Energy	48,340	571,684	—		620,024
Financials	280,307	3,222,697	—		3,503,004
Healthcare	183,841	1,767,823	—		1,951,664
Industrials	243,181	3,689,451	—		3,932,632
Information Technology	462,241	1,446,838	—		1,909,079
Materials*	65,602	747,008	—	(2)	812,610
Real Estate	338	67,836	—		68,174
Utilities	241	572,660	—		572,901
Preferred Stocks
Consumer Discretionary	—	2,064	—		2,064
Consumer Staples	848	—	—		848
Healthcare	—	318	—		318
Short-Term Investments
Money Market Funds	357,851	—	—		357,851
Time Deposits	—	19,965	—		19,965
Futures Contracts (1)	18	—	—		18
Total Assets*	$2,490,194	$16,250,790	$—		$18,740,984
Liabilities
Futures Contracts (1)	$(51)	$—	$—		$(51)
Total Liabilities	$(51)	$—	$—		$(51)

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,104	$47,226	$—	$49,330
Consumer Discretionary	9,818	234,405	—	244,223
Consumer Staples	15,955	116,576	—	132,531
Energy	4,683	59,861	—	64,544
Financials	12,060	317,782	—	329,842
Healthcare	9,319	237,831	—	247,150
Industrials	15,246	279,571	—	294,817
Information Technology	32,216	181,696	—	213,912
Materials	7,571	99,553	—	107,124
Real Estate	—	14,748	—	14,748
Utilities	—	35,059	—	35,059
Preferred Stocks
Consumer Staples	1,003	—	—	1,003
Short-Term Investments
Money Market Funds	45,891	—	—	45,891
Time Deposits	—	1,056	—	1,056
Total Assets	$155,866	$1,625,364	$—	$1,781,230

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.

541

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Notes to Financial Statements (Unaudited) (Continued)

The Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds have been deemed immaterial with respect to each Fund.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$2,927	$588	$—	$(10,674)	$(617)	$—
Core Plus Bond Fund	21,089	197,005	—	(112,412)	(23,156)	—
Municipal Bond Fund	1,254	—	—	—	—	—
Municipal High-Income Bond Fund	—	—	—	(85)	—	—
Equity Risk:
Large Cap Growth Fund (1)	0	—	—	(200)	—	—
Large Cap Value Fund	—	—	—	(223)	—	—
Small/Mid Cap Growth Fund	—	—	—	(148)	—	—
Small/Mid Cap Value Fund	—	—	—	(190)	—	—
International Equity Fund	18	—	—	(51)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	63,123	—	—	(16,291)
Credit Risk:
Core Plus Bond Fund	—	39,078	—	—	(1,421)	—

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

542

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Notes to Financial Statements (Unaudited) (Continued)

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the six-month period ended December 31, 2024.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund (1)	$5,286	$—	$0	$(12,057)	$—	$(23)
Core Plus Bond Fund	(107,455)	—	8,413	(119,925)	—	83,152
Municipal Bond Fund	3,615	—	—	1,254	—	—
Municipal High-Income Bond Fund	(269)	—	—	(156)	—	—
Equity Risk:
Large Cap Growth Fund	551	—	—	(198)	—	—
Large Cap Value Fund	517	—	—	(227)	—	—
Small/Mid Cap Growth Fund	314	—	—	(172)	—	—
Small/Mid Cap Value Fund	562	—	—	(224)	—	—
International Equity Fund	(144)	—	—	(59)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	15,781	—	—	38,738	—
Credit Risk:
Core Plus Bond Fund	—	—	27,332	—	—	(3,583)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2024:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Bank of America	Interest Rate Swap Contracts	$93	$(93)	$—	$—	$—	$—
Bank of America	Forward Foreign Currency Exchange Contracts	7,468	(986)	6,482	—	—	6,482
Barclays Bank.	Credit Default Swap Contracts	77	—	77	—	—	77
Barclays Bank.	Interest Rate Swap Contracts	285	(104)	181	—	—	181
Barclays Bank.	Forward Foreign Currency Exchange Contracts	3,042	(1,128)	1,914	—	—	1,914
BNP Paribas	Credit Default Swap Contracts	1	(1)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	8,983	(8,666)	317	—	—	317
Citibank.	Interest Rate Swap Contracts	10	(10)	—	—	—	—
Citibank.	Forward Foreign Currency Exchange Contracts	1,134	(69)	1,065	—	—	1,065
Deutsche Bank	Forward Foreign Currency Exchange Contracts	6,114	(948)	5,166	—	(4,630)	536
Goldman Sachs	Credit Default Swap Contracts	129	(129)	—	—	—	—

543

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Notes to Financial Statements (Unaudited) (Continued)

	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Goldman Sachs	Forward Foreign Currency Exchange Contracts	$24,332	$(725)	$23,607	$—	$(21,850)	$1,757
J.P. Morgan.	Credit Default Swap Contracts	1	(1)	—	—	—	—
J.P. Morgan.	Interest Rate Swap Contracts	12	(12)	—	—	—	—
J.P. Morgan.	Forward Foreign Currency Exchange Contracts	11,384	(3,453)	7,931	—	(6,650)	1,281
Morgan Stanley.	Credit Default Swap Contracts	4	(4)	—	—	—	—
Morgan Stanley.	Interest Rate Swap Contracts	2	—	2	—	—	2
Morgan Stanley.	Forward Foreign Currency Exchange Contracts	86	(86)	—	—	—	—
UBS.	Forward Foreign Currency Exchange Contracts	580	(219)	361	—	—	361
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		63,737	(16,634)	47,103	—	(33,130)	13,973

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
Bank of America	Credit Default Swap Contracts	$391	$—	$391	$—	$—	$391
Bank of America	Interest Rate Swap Contracts	152	(93)	59	—	—	59
Bank of America	Forward Foreign Currency Exchange Contracts	986	(986)	—	—	—	—
Barclays Bank.	Interest Rate Swap Contracts	104	(104)	—	—	—	—
Barclays Bank.	Forward Foreign Currency Exchange Contracts	1,128	(1,128)	—	—	—	—
BNP Paribas	Credit Default Swap Contracts	6	(1)	5	—	—	5
BNP Paribas	Forward Foreign Currency Exchange Contracts	8,666	(8,666)	—	—	—	—
Citibank.	Interest Rate Swap Contracts	300	(10)	290	—	—	290
Citibank.	Forward Foreign Currency Exchange Contracts	69	(69)	—	—	—	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	948	(948)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	379	(129)	250	—	—	250
Goldman Sachs	Interest Rate Swap Contracts	138	—	138	—	—	138
Goldman Sachs	Forward Foreign Currency Exchange Contracts	725	(725)	—	—	—	—

544

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Notes to Financial Statements (Unaudited) (Continued)

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
J.P. Morgan.	Credit Default Swap Contracts	$1	$(1)	$—	$—	$—	$—
J.P. Morgan.	Interest Rate Swap Contracts	23	(12)	11	—	—	11
J.P. Morgan.	Total Return Swap Contract	2,526	—	2,526	—	—	2,526
J.P. Morgan.	Forward Foreign Currency Exchange Contracts	3,453	(3,453)	—	—	—	—
Morgan Stanley.	Credit Default Swap Contracts	19	(4)	15	—	—	15
Morgan Stanley.	Forward Foreign Currency Exchange Contracts	97	(86)	11	—	—	11
UBS.	Forward Foreign Currency Exchange Contracts	219	(219)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		20,330	(16,634)	3,696	—	—	3,696

The Funds’ average monthly notional amount of derivatives during the six-month period ended December 31, 2024 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$1,182,897	$9,014,823	$—	$11,056	$8,097	$7,236	$4,103	$5,868	$5,532
Average Notional Balance – Short	(100,587)	(1,397,819)	(78,208)	(107)	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,779,773	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,019,574)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	46,576	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(555,227)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	2,250	2,003,772	—	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	(2,541)	(686,550)	—	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	—	—	—	—	—	—	—	—
Average Amounts – Short	—	(102,681)	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	51,415	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	(15,835)	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

545

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Notes to Financial Statements (Unaudited) (Continued)

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Funds are responsible for the payment of all of their expenses, except that the Adviser is responsible for (i) providing the personnel, office space and equipment reasonably necessary to perform its obligations thereunder; and (ii) the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Adviser.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the six-month period ended December 31, 2024 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$19,261
Core Plus Bond Fund	0.36	43,075
Municipal Bond Fund	0.36	19,825
Municipal High-Income Bond Fund	0.36	3,887
Large Cap Growth Fund	0.44	35,533
Large Cap Value Fund	0.44	26,694
Tax Managed Large Cap Fund	0.44	5,638
Small/Mid Cap Growth Fund	0.64	14,014
Small/Mid Cap Value Fund	0.64	12,052
Tax Managed Small/Mid Cap Fund	0.64	2,616
International Equity Fund	0.60	27,114
Tax Managed International Equity Fund	0.60	2,291

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

546

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Notes to Financial Statements (Unaudited) (Continued)

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co. Inc. J.P. Morgan Investment Management Inc. Loomis, Sayles & Company L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC Robert W. Baird & Co. Inc.
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC T. Rowe Price Associates, Inc.
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Victory Capital Management Inc.

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

Goldman Sachs Asset Management L.P.

J.P. Morgan Investment Management Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

International Equity Fund

Baillie Gifford Overseas Limited

Mondrian Investment Partners Limited

WCM Investment Management, LLC

BlackRock Investment Management, LLC

Pzena Investment Management, LLC

Marathon Asset Management Limited

Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC Walter Scott & Partners Limited J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC

*

Blackrock has entered into a sub-sub-advisory agreement with each of Blackrock International Limited (“BIL”), a U.K.-based affiliate of Blackrock, and Blackrock (Singapore) Limited (“BRS”), a Singapore-based affiliate of Blackrock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively.

547

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2025 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

During the period ended December 31, 2024, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian

548

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Notes to Financial Statements (Unaudited) (Continued)

Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust or a non-Edward Jones interested trustee. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the six-month period ended December 31, 2024, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Municipal Bond Fund	$54,845	$138,450	$—
Large Cap Growth Fund	6,690	6,030	401
Large Cap Value Fund	1,741	851	124
Small/Mid Cap Growth Fund	1,279	3,245	(163)
Small/Mid Cap Value Fund	1,799	3,438	(187)
International Equity Fund	37,622	37,307	(1,959)

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2024, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the six-month period ended December 31, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$7,756,489	$85,275,829	$2,900	$—	$—	$—
Other	2,611,648	8,527,545	3,813,120	989,925	6,973,417	2,872,272
Sales:
U.S. Government	6,918,142	82,340,565	1	14	—	—
Other	2,442,620	5,779,021	2,720,273	432,579	6,686,782	2,547,648

549

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Notes to Financial Statements (Unaudited) (Continued)

	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	1,219,517	3,081,295	2,034,570	825,972	3,088,141	698,917
Sales:
U.S. Government	—	—	—	—	—	—
Other	756,753	2,830,686	1,900,435	450,536	2,440,918	518,846

9. FEDERAL INCOME TAX INFORMATION

At December 31, 2024, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$19,569,490	$45,908,762	$15,878,308	$3,637,690	$16,030,235	$16,632,120

Gross Unrealized App	$3,515	$320,295	$1,254	$39,329	$10,460,125	$6,009,811
Gross Unrealized Dep	(1,189,750)	(1,711,517)	(86,612)	(71)	123,685	185,114

Net Unrealized App/(Dep)	$(1,186,235)	$(1,391,222)	$(85,358)	$39,258	$10,583,810	$6,194,925

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$3,894,044	$6,838,458	$6,467,418	$1,720,290	$16,391,127	$1,575,701

Gross Unrealized App	$1,463,789	$2,230,967	$1,980,138	$372,914	$2,084,969	$205,298
Gross Unrealized Dep	—	135,582	93,108	1	264,837	231

Net Unrealized App/(Dep)	$1,463,789	$2,366,549	$2,073,246	$372,915	$2,349,806	$205,529

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals.

At June 30, 2024, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$464,219	$1,721,765	$77,779	$1,878	$—	$—
Long-Term	755,429	2,025,254	219,695	51	—	—

	$1,219,648	$3,747,019	$297,474	$1,929	$—	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$103,648	$185,957	$—	$72,633	$—	$36,467
Long-Term	—	—	—	2,097	18,221	6,594

	$103,648	$185,957	$—	$74,730	$18,221	$43,061

550

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall, including government and/or central bank policy and action, inflationary or deflationary pressures, supply of and demand for debt securities, and changes in general market and economic conditions. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are only available to participants in the Advisory Programs, a reduction in the allocation of an Advisory Program’s assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers. These transactions could also have tax consequences for shareholders if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

551

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Securities Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security

552

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

553

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

n) Non-Diversification Risk – The Large Cap Growth Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Large Cap Growth Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

o) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns.

During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (“Topic 848”): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the guidance is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which was expected to occur (and which did occur) on June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation than LIBOR. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. To ensure the relief in Topic 848 covers the period of time during which a significant number of modifications may take place, the amendments in the proposed ASU have deferred the sunset date of Topic 848 from December 31, 2022, to December 31, 2024, after which entities would no longer be permitted to apply the relief in Topic 848. At this time, management has determined there has been no impact of the ASU’s adoption to the Funds’ financial statements and various filings.

12. SHAREHOLDER PROXY

At a special meeting of the shareholders of the Large Cap Growth Fund (the “Fund”), held on December 6, 2024, shareholders voted to change the Fund’s classification under the 1940 Act from diversified to non-diversified and eliminate the Fund’s related fundamental investment policy. Results of the special meeting are available on page 555 of the report.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of this report and has determined that there are no material events that would require accrual or disclosure.

554

Bridge Builder Mutual Funds

Shareholder Proxy (Unaudited)

At a special meeting of shareholders held on December 6, 2024, shareholders approved a change in the Large Cap Growth Fund’s (the “Fund”) classification from “diversified” to “non-diversified” and to eliminate the Fund’s related fundamental investment policy. The results of the voting were as follows:

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	946,131,845.588	99.987%	96.294%
AGAINST	60,370.677	0.007%	0.006%
ABS/ WHD	62,791.235	0.006%	0.006%
TOTAL	946,255,007.500	100.000%	96.306%

555

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with Baird (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each member, a “Trustee” and, collectively, the “Board”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the Sub-advisory Agreement (as defined below) or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Sub-advisory Agreement.

At a meeting held on August 28-29, 2024 (the “August Proposal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Robert W. Baird & Co. Incorporated (“Baird” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Municipal Bond Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the August Proposal Meeting, including at a meeting held August 14, 2024 (the “August Review Meeting” and, together with the August Proposal Meeting, the “August Meetings”), the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s operations and financial health; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of a mutual fund managed by the Subadviser employing a strategy similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the August Review Meeting, representatives of the Adviser and the Subadviser, made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship. The Board also discussed these presentations and materials at the August Proposal Meeting.

Throughout the evaluation process, the Board received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory agreements. The Independent Trustees met separately in executive session with their independent legal counsel to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering and approving the Sub-advisory Agreement, the Trustees considered information and factors that they deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in connection with its consideration of the Sub-advisory Agreement, but also the Board’s experience through past interactions with Baird in connection with the Board’s oversight of the Bridge Builder Core Bond Fund, which has Baird as a subadviser to an allocated portion of its portfolio. In this regard, the Board considered the information provided in connection with the approval of the continuation of Baird’s sub-advisory agreement with respect to the Bridge Builder Core Bond Fund, which was completed at the Board’s meeting on May 29-30, 2024. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

556

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with Baird (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board considered the nature, extent and quality of the services proposed to be provided to the Fund by the Subadviser, including its responsibilities for management of the Allocated Portion. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to another mutual fund for which the Subadviser serves as primary investment adviser that has investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other mutual fund and the Allocated Portion. The Board also received information regarding the standard fee schedule that would be charged by the Subadviser to institutional separate account clients using the Subadviser’s Municipal Bond Strategy. The Board considered the explanation provided by the Subadviser about any differences between the Subadviser’s services proposed to be provided to the Fund and the services it would provide to these institutional separate account clients.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the Subadviser for the management of the Allocated Portion. The Board noted that the Adviser may not terminate this waiver arrangement without Board approval until October 28, 2025, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the

557

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with Baird (Unaudited) (Continued)

Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, performance data showing the Subadviser’s capabilities in managing another mutual fund for which the Subadviser serves as primary investment adviser that has investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

558

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with JPMIM (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each member, a “Trustee” and, collectively, the “Board”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the Sub-advisory Agreement (as defined below) or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Sub-advisory Agreement.

At a meeting held on August 28-29, 2024 (the “August Proposal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), J.P. Morgan Investment Management Inc. (“JPMIM” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Tax Managed International Equity Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the August Proposal Meeting, including at a meeting held August 14, 2024 (the “August Review Meeting” and, together with the August Proposal Meeting, the “August Meetings”), the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s operations and financial health; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of a mutual fund managed by the Subadviser with investment strategies similar to those proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the August Review Meeting, representatives of the Adviser and the Subadviser, made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship. The Board also discussed these presentations and materials at the August Proposal Meeting.

Throughout the evaluation process, the Board received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory agreements. The Independent Trustees met separately in executive session with their independent legal counsel to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering and approving the Sub-advisory Agreement, the Trustees considered information and factors that they deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in connection with its consideration of the Sub-advisory Agreement, but also the Board’s experience through past interactions with JPMIM in connection with the Board’s oversight of series of the Trust that currently have JPMIM as a subadviser to an allocated portion of their respective portfolios. In this regard, the Board considered the information provided in connection with the approval of the continuation of JPMIM’s sub-advisory agreement with respect to such other series of the Trust, which was completed at the Board’s meeting on May 29-30, 2024. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

559

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with JPMIM (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board considered the nature, extent and quality of the services proposed to be provided to the Fund by the Subadviser, including its responsibilities for management of the Allocated Portion. The Board considered that the services proposed to be provided by the Subadviser would include providing a model portfolio to Parametric Portfolio Associates LLC (“Parametric”), the tax overlay manager for the Fund, that represents the Subadviser’s recommendation as to the securities to be purchased, sold, or retained by the Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the investment research capabilities and investment philosophy and processes to be used by the Subadviser in constructing, maintaining and updating its model portfolio, including how the Subadviser’s investment philosophy and processes complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s supervision, as applicable, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, and monitoring valuation and liquidity. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients with investment objectives and investment strategies similar those that the Subadviser proposes to utilize for the Allocated Portion, including a mutual fund for which the Subadviser serves as primary investment adviser and institutional separate account clients. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with other subadviser changes that were approved by the Board at the August Proposal Meeting and asset reallocations among the existing and new subadvisers) would result in an increase in the Fund’s overall expenses of approximately three basis points at Fund asset levels as of June 30, 2024 caused by a reduction in the Adviser’s fee waiver in order for the Adviser to pay the higher aggregate sub-advisory fees to the Fund’s subadvisers. The Board further noted that the increase in sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate this waiver arrangement without Board approval until October 28, 2025, at the earliest.

560

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with JPMIM (Unaudited) (Continued)

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, composite or other performance data showing the Subadviser’s capabilities in managing another mutual fund for which the Subadviser serves as primary investment adviser that has investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of arm’s length negotiations. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

561

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with TSW (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each member, a “Trustee” and, collectively, the “Board”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the Sub-advisory Agreement (as defined below) or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Sub-advisory Agreement.

At a meeting held on August 28-29, 2024 (the “August Proposal Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Thompson, Siegel & Walmsley LLC (“TSW” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Tax Managed International Equity Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the August Proposal Meeting, including at a meeting held August 14, 2024 (the “August Review Meeting” and, together with the August Proposal Meeting, the “August Meetings”), the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio manager that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s operations and financial health; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of other registered funds managed by the Subadviser with investment strategies similar to those proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the August Review Meeting, representatives of the Adviser and the Subadviser, made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship. The Board also discussed these presentations and materials at the August Proposal Meeting.

Throughout the evaluation process, the Board received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory agreements. The Independent Trustees met separately in executive session with their independent legal counsel to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering and approving the Sub-advisory Agreement, the Trustees considered information and factors that they deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board considered the nature, extent and quality of the services proposed to be provided to the Fund by the Subadviser, including its responsibilities for management of the Allocated Portion. The Board considered that the services proposed to be provided by the Subadviser would include providing a model portfolio to Parametric Portfolio Associates LLC (“Parametric”), the tax overlay manager for the Fund, that represents the

562

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with TSW (Unaudited) (Continued)

Subadviser’s recommendation as to the securities to be purchased, sold, or retained by the Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the investment research capabilities and investment philosophy and processes to be used by the Subadviser in constructing, maintaining and updating its model portfolio, including how the Subadviser’s investment philosophy and processes complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s supervision, as applicable, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, and monitoring valuation and liquidity. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients with investment objectives and investment strategies similar those that the Subadviser proposes to utilize for the Allocated Portion, including other registered funds for which the Subadviser serves as subadviser and non-registered fund clients. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with other subadviser changes that were approved by the Board at the August Proposal Meeting and asset reallocations among the existing and new subadvisers) would result in an increase in the Fund’s overall expenses of approximately three basis points at Fund asset levels as of June 30, 2024 caused by a reduction in the Adviser’s fee waiver in order for the Adviser to pay the higher aggregate sub-advisory fees to the Fund’s subadvisers. The Board further noted that the increase in sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate this waiver arrangement without Board approval until October 28, 2025, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-Advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the

563

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with TSW (Unaudited) (Continued)

Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, composite or other performance data showing the Subadviser’s capabilities in managing other registered funds for which the Subadviser serves as sub-adviser that have investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of arm’s length negotiations. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

564

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with T. Rowe Price (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each member, a “Trustee” and, collectively, the “Board”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the Sub-advisory Agreement (as defined below) or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to initially approve and, after an initial two year term, to approve annually the continuance of the Sub-advisory Agreement.

At a meeting held on October 17, 2024 (the “October Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), T. Rowe Price Associates, Inc. (“T. Rowe Price” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Large Cap Growth Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

In advance of the October Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio manager and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s operations and financial health; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of other mutual funds managed or subadvised by the Subadviser employing strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the October Meeting, representatives of the Adviser and the Subadviser, made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship.

Throughout the evaluation process, the Board received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory agreements. The Independent Trustees met separately in executive session with their independent legal counsel to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering and approving the Sub-advisory Agreement, the Trustees considered information and factors that they deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in connection with its consideration of the Sub-advisory Agreement, but also the Board’s experience through past interactions with T. Rowe Price in connection with the Board’s oversight of other series of the Trust, which currently have or previously had T. Rowe Price as a subadviser to an allocated portion of their respective portfolios. In this regard, the Board considered the information provided in connection with the approval of the continuation of T. Rowe Price’s sub-advisory agreement with respect to each series of the Trust subadvised by T. Rowe Price at the time of the approval, which was completed at the Board’s meeting held on May 29-30, 2024. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board considered the nature, extent and quality of the services proposed to be provided to the Fund by the Subadviser, including its responsibilities for management of the Allocated Portion. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s

565

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with T. Rowe Price (Unaudited) (Continued)

investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients with investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion, including, among others, mutual funds for which the Subadviser serves as primary investment adviser or subadviser (including the Bridge Builder Tax Managed Large Cap Fund, another series of the Trust) and institutional separate account clients. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with asset reallocations among certain existing subadvisers of the Fund and the Subadviser) is expected to result in an increase in the Fund’s overall expenses of approximately one basis point at Fund asset levels as of September 30, 2024. The Board further noted that the increase in sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate this waiver arrangement without Board approval until October 28, 2025, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, performance data showing the Subadviser’s capabilities in managing other mutual funds for which the Subadviser serves as primary investment adviser or subadviser that have investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board also noted that it would

566

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with T. Rowe Price (Unaudited) (Continued)

have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund. The Board also noted that the Subadviser may use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to the Subadviser to the extent it uses the research generated from such trading activities across its client base.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

567

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

568

Bridge Builder Mutual Funds

Bridge Builder mutual funds provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

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This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

The Fund’s disclosure of proxy matters submitted to a vote of shareholders during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ disclosure regarding the basis for the board’s approval of any investment advisory or investment sub-advisory contracts during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	(1)	Not applicable.

	(2)	Not applicable.

	(3)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(4)	Not applicable to open end investment companies.

	(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)		Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	March 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Colleen R. Dean
Name:	Colleen R. Dean
Title:	Principal Executive Officer

Date:	March 7, 2025

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	March 7, 2025